HARTFORD LEADERS VUL JOINT LEGACY II

FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES ISSUED BY:
HARTFORD LIFE INSURANCE COMPANY --
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT VL II OR
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY --
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT VL II
P.O. BOX 2999
HARTFORD, CONNECTICUT 06104-2999

TELEPHONE: (800) 231-5453

PROSPECTUS DATED JULY 30, 2009

                                                             [THE HARTFORD LOGO]

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This Prospectus describes information you should know before you purchase Series
II of the Hartford Leaders VUL Joint Legacy II insurance policy (Policy). This prospectus describes two policies (one issued by Hartford Life Insurance Company and one issued by Hartford Life and Annuity Insurance Company). Please read this prospectus carefully before you purchase the Policy. Some Policy features may not be available in some states.

Hartford Leaders VUL Joint Legacy II is a contract between you and Hartford Life Insurance Company or Hartford Life and Annuity Insurance Company. Hartford Life and Annuity Insurance Company does not solicit or issue insurance products in New York. After you purchase the Policy you can refer to the first page of your Policy for the name of the issuing company. The issuing company is referred to in this prospectus as The Company. You agree to make sufficient premium payments to us, and we agree to pay a death benefit to your beneficiary. The policy is a last survivor flexible premium variable universal life insurance policy. It is:

X Last survivor, because we pay a death benefit after the death of the last surviving insured.

X Flexible premium, generally, you may decide when to make premium payments and in what amounts.

X Variable, because the value of your life insurance policy will fluctuate with the performance of the Sub-Accounts you select and the Fixed Account.

You may allocate net premium and Account Value to the Sub-Accounts available under the policy. The Policy offers a variety of Sub-Accounts. Each Sub-Account, in turn, invests in one of the following Underlying Funds.

AIM VARIABLE INSURANCE FUNDS

  AIM V.I. Core Equity Fund -- Series I
  AIM V.I. Global Real Estate Fund -- Series I
  AIM V.I. International Growth Fund -- Series I
  AIM V.I. Mid Cap Core Equity Fund -- Series I
  AIM V.I. Powershares ETF Allocation Fund -- Series I
  AIM V.I. Small Cap Equity Fund -- Series I

ALLIANCEBERNSTEIN Variable Products Series Fund, Inc.

  AllianceBernstein VPS Balanced Wealth Strategy Portfolio -- Class B AllianceBernstein VPS International Value Portfolio -- Class B AllianceBernstein VPS Real Estate Investment Portfolio -- Class B AllianceBernstein VPS Small/Mid Cap Value Portfolio -- Class B

American Funds Insurance Series

  American Funds Asset Allocation Fund -- Class 2
  American Funds Blue Chip Income and Growth Fund -- Class 2
  American Funds Bond Fund -- Class 2
  American Funds Global Bond Fund -- Class 2
  American Funds Global Growth and Income Fund -- Class 2
  American Funds Global Growth Fund -- Class 2
  American Funds Global Small Capitalization Fund -- Class 2
  American Funds Growth Fund -- Class 2
  American Funds Growth-Income Fund -- Class 2
  American Funds International Fund -- Class 2
  American Funds New World Fund -- Class 2

Fidelity Variable Insurance Products Funds

  Fidelity VIP Contrafund(R) Portfolio -- Service Class 2 Fidelity VIP Freedom 2010 Portfolio -- Service Class 2 Fidelity VIP Freedom 2020 Portfolio -- Service Class 2 Fidelity VIP Freedom 2030 Portfolio -- Service Class 2 Fidelity VIP Mid Cap Portfolio -- Service Class 2
  Fidelity VIP Strategic Income Portfolio -- Service Class 2

Franklin Templeton Variable Insurance Products Trust

  Franklin Flex Cap Growth Securities Fund -- Class 2
  Franklin Income Securities Fund -- Class 2
  Franklin Rising Dividends Securities Fund -- Class 2
  Franklin Small Cap Value Securities Fund -- Class 2
  Franklin Small-Mid Cap Growth Securities Fund -- Class 2
  Franklin Strategic Income Securities Fund -- Class 1
  Mutual Global Discovery Securities Fund -- Class 2
  Mutual Shares Securities Fund -- Class 2
  Templeton Developing Markets Securities Fund -- Class 1
  Templeton Foreign Securities Fund -- Class 2
  Templeton Global Bond Securities Fund -- Class 2
  Templeton Growth Securities Fund -- Class 2

Hartford HLS Series Fund II, Inc.

  Hartford Growth Opportunities HLS Fund -- Class IA
  Hartford U.S. Government Securities HLS Fund -- Class IA

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Hartford Series Fund, Inc.

  Hartford Capital Appreciation HLS Fund -- Class IA
  Hartford Disciplined Equity HLS Fund -- Class IA
  Hartford Dividend and Growth HLS Fund -- Class IA
  Hartford Global Equity HLS Fund -- Class IA
  Hartford Global Growth HLS Fund -- Class IA
  Hartford Growth HLS Fund -- Class IA
  Hartford High Yield HLS Fund -- Class IA
  Hartford Index HLS Fund -- Class IA
  Hartford International Opportunities HLS Fund -- Class IA
  Hartford Money Market HLS Fund -- Class IA
  Hartford Small Company HLS Fund -- Class IA
  Hartford Total Return Bond HLS Fund -- Class IA
  Hartford Value HLS Fund -- Class IA

MFS(R) Variable Insurance Trust

  MFS(R) Growth Series -- Initial Class
  MFS(R) Investors Trust Series -- Initial Class
  MFS(R) Research Bond Series -- Initial Class
  MFS(R) Total Return Series -- Initial Class
  MFS(R) Value Series -- Initial Class

Putnam Variable Trust

  Putnam VT Equity Income Fund -- Class IB
  Putnam VT Investors Fund -- Class IB
  Putnam VT Voyager Fund -- Class IB

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities, or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The policy and its features may not be available for sale in all states. This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus. Replacing any existing life insurance policy with this policy may not be to your advantage.

This Prospectus can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov). Prospectuses for the Underlying Funds can be obtained from your financial professional or by logging on to www.hartfordinvestor.com. The prospectuses contain detailed information, including risks, charges and fees, so please read it carefully before you invest or send money.

This life insurance policy IS NOT:

-   a bank deposit or obligation;

-   federally insured; or

-   endorsed by any bank or governmental agency.


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                                                                           3

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TABLE OF CONTENTS

                                                                                             PAGE
---------------------------------------------------------------------------------------------------
SUMMARY OF BENEFITS AND RISKS                                                                     4
FEE TABLES                                                                                        6
  Hartford Life Insurance Company                                                                 6
  Harford Life and Annuity Insurance Company                                                      8
ABOUT US                                                                                         16
  The Insurance Companies                                                                        16
  The Separate Accounts                                                                          16
  The Funds                                                                                      16
  The Fixed Account                                                                              22
CHARGES AND DEDUCTIONS                                                                           22
YOUR POLICY                                                                                      24
PREMIUMS                                                                                         36
DEATH BENEFITS AND POLICY VALUES                                                                 39
MAKING WITHDRAWALS FROM YOUR POLICY                                                              40
LOANS                                                                                            41
LAPSE AND REINSTATEMENT                                                                          42
FEDERAL TAX CONSIDERATIONS                                                                       43
LEGAL PROCEEDINGS                                                                                48
RESTRICTIONS ON FINANCIAL TRANSACTIONS                                                           48
ILLUSTRATIONS OF POLICY BENEFITS                                                                 48
FINANCIAL INFORMATION                                                                            48
GLOSSARY OF SPECIAL TERMS                                                                        49
APPENDIX A -- HYPOTHETICAL ILLUSTRATIONS OF DEATH BENEFITS, CASH VALUES AND CASH SURRENDER       50
VALUES
WHERE YOU CAN FIND MORE INFORMATION                                                              55


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4

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SUMMARY OF BENEFITS AND RISKS

This section contains a summary of the benefits available under the policy and the principal risks of purchasing the policy. It is only a summary and you should read the entire prospectus.

Please note that this prospectus describes two policies (one issued by Hartford Life Insurance Company and one issued by Hartford Life and Annuity Insurance Company); the material differences in these policies are described throughout this prospectus.

BENEFITS OF YOUR POLICY

POLICY SUMMARY -- We will pay the Death Benefit to the named Beneficiaries upon the death of the Last Surviving Insured. You, as the Policy Owner, pay the Premiums for the Policy and name the Beneficiary. There are two Insureds named in the Policy and they are the people whose lives are insured under the Policy. You allocate Premiums to the Underlying Funds and can accumulate Account Value on a tax-deferred basis. We deduct policy fees and charges from the Premiums and the Account Value. You may access the Account Value through loans and withdrawals.

FLEXIBILITY -- The policy is designed to be flexible to meet your specific life insurance needs. You have the flexibility to choose death benefit options, investment options, and premiums you pay.

DEATH BENEFIT -- While the policy is in force and when the last surviving insured dies, we pay a death benefit to your beneficiary. You have four death benefit options available. Option A, B and C are available when you purchase your policy. Option D is not available when you purchase your policy, however, you may change from Option B to Option D. Your death benefit will never be less than the Minimum Death Benefit. See Death Benefits and Policy Values.

-   OPTION A (LEVEL OPTION): The death benefit is the current Face Amount.

- OPTION B (RETURN OF ACCOUNT VALUE OPTION): The death benefit is the current Face Amount, plus the Account Value on the date we receive due proof of the last surviving insured's death.

- OPTION C (RETURN OF PREMIUM OPTION): The death benefit is the current Face Amount, plus the sum of the premiums paid less withdrawals. This death benefit option is subject to an overall maximum, which is currently the Face Amount plus $5 million. However, an overall maximum of the Face Amount plus $10 million may be available subject to underwriting approval and will be shown in your policy.

- OPTION D (DECREASING OPTION): The death benefit is the current Face Amount, plus the lesser of:

       - the Account Value on the date we received due proof of the last surviving insured's death; or

       - the Account Value on the date of the change from death benefit Option B (Return of Account Value) to Option D (Decreasing Option), reduced by any withdrawals.

The death benefit is reduced by any money you owe us, such as outstanding loans, loan interest or unpaid charges. You may change your death benefit option under certain circumstances. You may increase or decrease the Face Amount on your policy under certain circumstances.

NO-LAPSE GUARANTEE -- Generally, your death benefit coverage will last as long as there is enough value in your policy to pay for the monthly charges we deduct. Since this is a variable life policy, values of your policy will fluctuate based on the performance of the underlying investment options you have chosen. Without the No-Lapse Guarantee, your policy will lapse if the value of your policy is insufficient to pay your monthly charges. If the No-Lapse Guarantee is available and your Policy Value is insufficient to pay your monthly charges, we will waive any portion of the monthly charges that could not be collected. Therefore, when the No-Lapse Guarantee feature is available, the policy will not lapse, regardless of the investment performance of the underlying funds. If you take a loan on your policy, the No-Lapse Guarantee will not protect the policy from lapsing if there is policy Indebtedness. Therefore, you should carefully consider the impact of taking policy loans during the No-Lapse Guarantee Period.

The No-Lapse Guarantee period is the maximum number of policy years that the No-Lapse Guarantee is available on the policy. The No-Lapse Guarantee Period is based on the issue age of the younger insured, unless that insured is uninsurable, then we will base the period on the older insured. The No-Lapse Guarantee Period is 20 years for issue ages up to age 55. For issue ages 56-69, the period is the number of years resulting from subtracting the issue age from the number 75. For issue ages 70 and above, the No-Lapse Guarantee Period is 5 years. It is available for all issue ages with a minimum No-Lapse Guarantee Period of 5 years. In order to maintain the No-Lapse Guarantee feature, the cumulative premiums paid into the policy, less withdrawals and Indebtedness, must exceed the Cumulative No-Lapse Guarantee Premium.

INVESTMENT OPTIONS -- You may invest in up to 20 different investment choices within your policy, from the available investment options and a Fixed Account. You may transfer money among your investment choices, subject to restrictions.

PREMIUM PAYMENTS -- You have the flexibility to choose how you pay premiums. You choose a planned premium when you purchase the policy. You may change your planned premium, or pay additional premium any time, subject to certain limitations.

RIGHT TO EXAMINE YOUR POLICY -- For 10 days after you receive your policy, you may cancel it without paying a sales charge. A longer period is provided in some states.

WITHDRAWALS -- You may take money out of your policy once a month, subject to certain minimums.

LOANS -- You may use this policy as collateral to obtain a loan from Us.

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SETTLEMENT OPTIONS -- You or your beneficiary may choose to receive the proceeds of the policy over a period of time by using one of several settlement options.

OPTIONAL COVERAGE -- You may add other coverages to your policy. See "Your Policy -- Other Benefits."

SURRENDER -- You may surrender your policy at any time for its Cash Surrender Value. Surrenders may also be subject to a Surrender Charge.

TAX BENEFITS -- You are not generally taxed on the policy's earnings until you withdraw value from your policy. Your beneficiary generally will not have to pay federal income tax on death benefit proceeds.

RIDERS -- You may select from a variety of riders, including the Guaranteed Minimum Accumulation Benefit Rider, the Guaranteed Paid-Up Death Benefit Rider, and the Overloan Protection Rider.

ILLUSTRATIONS -- You will receive personalized illustrations in connection with the purchase of the Policy that reflect your own particular circumstances. These hypothetical illustrations may help you to understand the long-term effects of different levels of investment performance, the possibility of termination, and the charges and deductions under the Policy. They will also help you to compare this Policy to other life insurance policies. The personalized illustrations are based on hypothetical rates of return and are not a representation or guarantee of investment returns or cash value. We have included an example of such an illustration as Appendix A to this prospectus.

RISKS OF YOUR POLICY

This is a brief description of the principal risks of the policy.

INVESTMENT PERFORMANCE -- The value of your policy will fluctuate with the performance of the investment options you choose. Your investment options may decline in value, or they may not perform to your expectations. Your policy values in the Sub-Accounts are not guaranteed. Charges and fees may have a significant impact on policy Account Value and the investment performance of the Sub-Accounts (particularly with policies with lower Account Value). A comprehensive discussion of the risks of the underlying Funds held by each Sub-Account may be found in the underlying Fund's prospectus. You should read the prospectus of each Fund before investing.

FIXED ACCOUNT TRANSFER RESTRICTIONS -- There are limitations on the timing, frequency and amount of transfers from the Fixed Account. These limitations are fully described in the "Your Policy" section of this prospectus. As a result of these limitations, it may take a significant amount of time (several years) to move policy value in the Fixed Account to the Sub-Accounts.

UNSUITABLE FOR SHORT-TERM SAVINGS -- The policy is designed for long term financial planning. You should not purchase the policy if you will need the premium payment in a short time period.

RISK OF LAPSE -- Your policy could terminate if the value of the policy becomes too low to support the policy's monthly charges and the No Lapse Guarantee is unavailable. If this occurs, we will notify you in writing. You will then have a 61-day grace period to pay additional amounts to prevent the policy from terminating.

WITHDRAWAL LIMITATIONS -- You may request a withdrawal in writing. Withdrawals will reduce your Policy's death benefit, may increase the risk of policy lapse and may be subject to a withdrawal charge.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among your investment options and the Fixed Account.

LOANS -- Using your policy as collateral to obtain a loan from Us may increase the risk that your policy will lapse, will have a permanent effect on the policy's Account Value, and will reduce the death proceeds. The No-Lapse Guarantee will not protect the policy from lapsing if there is policy Indebtedness. Therefore, you should carefully consider the impact of taking policy loans during the No-Lapse Guarantee Period.

ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if you receive any loans, withdrawals or other amounts from the policy, and you may be subject to a 10% penalty tax. Under certain circumstances, your policy may become a modified endowment policy under federal tax law. If these circumstances were to occur, loans and other pre-death distributions are includable in gross income on an income first basis, and may be subject to a 10% penalty (unless you have attained age 59 1/2). There could be significant adverse tax consequences if the policy should lapse or be surrendered when there are loans outstanding. You should consult with a tax adviser before taking steps that may affect whether your policy becomes a modified endowment policy. There are other tax issues to consider when you own a life insurance policy. See "Federal Tax Considerations."

TAX LAW CHANGES -- Tax laws, regulations, and interpretations are subject to change. Such changes my impact the expected benefits of purchasing this policy.

CREDIT RISK (DEFAULT RISK) -- Any Death Benefit guarantee provided by the policy or any rider and the Fixed Account obligations depend on the Company's financial ability to fulfill its obligations. You should review the Company's financial statements which are available upon request and are attached to the Statement of Additional Information (SAI). Additional information about the Company may be obtained by visiting our website at www.hartfordinvestor.com or on the SEC's website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.

INCREASE IN CURRENT FEES AND EXPENSES -- Certain policy fees and expenses may be currently charged at less than their maximum amounts. We may increase these current fees and expenses up to the guaranteed maximum levels.


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FEE TABLES -- HARTFORD LIFE INSURANCE COMPANY

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. This table describes the maximum fees and expenses that you will pay at the time that you buy the policy, surrender the policy, take a withdrawal or transfer cash value between investment options. Your specific fees and charges are described on the specification page of your policy.

TRANSACTION FEES

       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Premium Charge        When you make a Premium Payment.          Maximum Charge: 6% of each Premium Payment
Tax Charge            When you make a Premium Payment.          A percent of premium which varies by your state and municipality of residence. The range of tax charge is generally between 0% and 4%.
                                                                This rate will change if your state or municipality changes its premium tax charges. It may change if you change your state or municipality of residence.
Surrender Charge (1)  When you surrender your policy during     Minimum Charge
                      the first 9 policy years.                 $1.539 per $1,000 of the initial Face Amount in the first policy year for two 20-year-old female preferred plus non-nicotine.
                                                                Maximum Charge
                                                                $63.00 per $1,000 of the initial Face Amount in the first policy year for two 85-year-old male nicotine.
                                                                Charge for a representative insured
                                                                $5.069 per $1,000 of the initial Face Amount in the first policy year for a 41-year-old male preferred non-nicotine and a 41-year-old female preferred non-nicotine.
Face Amount Increase  Each month for 12 months beginning on     Maximum Charge: $1 per $1,000 of unscheduled increase in the Face
Fee (2)               the effective date of any unscheduled     Amount (deducted on a monthly basis at a rate of 1/12 of $1 per
                      increase in Face Amount you request.      month per $1,000 of unscheduled increase in the Face Amount).
Transfer Fees*        When you make a transfer after the first  Maximum Charge: $25 per transfer.
                      transfer in any month.
Withdrawal Charge     When you take a withdrawal.               Maximum Charge: $10 per withdrawal.
Overloan Protection   If you elect this rider, the charge is    7% of Account Value
Rider                 deducted when you exercise the rider
                      benefit.

(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial representative for a personalized illustration.

(2)  This fee will not be less than $500 or more than $3,000.

* A transfer is a transaction requested by you that involves reallocating part or all of your Policy Value among the Sub-Accounts. The fee is currently not being assessed.

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This table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

CHARGES OTHER THAN FUND OPERATING EXPENSES

       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Cost of Insurance     Monthly.                                  Minimum Charge
Charges (1)                                                     $0.0000 per $1,000 of the initial Face Amount in the first policy year for two 20-year-old female plus non-nicotine.
                                                                Maximum Charge
                                                                $0.2565 per $1,000 of the initial Face Amount in the first policy year for two 85-year-old male standard nicotine.
                                                                NOTE: Additional mortality fees may be assessed for risks associated with certain health conditions, occupations, aviation, avocations or driving history. The combination of insurance charges and additional mortality fees, if any, will not exceed $83.33 PER $1000 OF
                                                                INSURANCE RISK.
                                                                Charge for a representative insured
                                                                $0.0000 per $1,000 of the initial Face Amount in the first policy year for a 40-year-old male preferred non-nicotine and a 40-year-old female preferred non-nicotine.
Mortality and         Monthly.                                  Maximum Charge: 0.75% Sub-account Accumulated Value
Expense Risk Charge
(3)
Monthly per $1,000    Monthly for the first seven (7) policy    Minimum Charge
Charge (2)            years.                                    $0.3677 per $1,000 of initial Face Amount (deducted on a monthly basis at a rate of $0.0306 per month) during the first policy year for two 20-year old female preferred plus non-nicotine.
                                                                Maximum Charge
                                                                $21.659 per $1,000 of initial Face Amount (deducted on a monthly basis at a rate of $1.805 per month) during the first policy year for two 85-year old male standard nicotine.
                                                                Charge for a representative insured
                                                                $1.0588 per $1,000 of initial Face Amount ($0.088 monthly) during the first policy year for a 41-year old male preferred non-nicotine and a 41-year old female preferred non-nicotine.
Administrative        Monthly.                                  Maximum Charge: $30
Charge (4)
Loan Interest Rate    Monthly if you have taken a loan on your  Maximum Charge: 0.42% (5.0% annually) of Loan Indebtedness
(5)                   policy

   RIDER CHARGES              WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Estate Protection     Monthly.                                  Minimum Charge
Rider (1)                                                       $0.305 per $1000 of Face Amount for two 20-year-old female preferred plus non-nicotine in the first policy year.
                                                                Maximum Charge
                                                                $4.07 per $1000 of Face Amount for two 85-year-old male standard nicotine in the first policy year.
                                                                Charge for a representative insured
                                                                $0.309 per $1000 of Face Amount for a 55-year-old male preferred non-nicotine and a 51-year-old female preferred non-nicotine in the first policy year.
Guaranteed Minimum    Monthly                                   Maximum Charge: 0.90% of Separate Account Value per year during the
Accumulation Benefit                                            GMAB Period
Rider (GMAB)
Guaranteed Paid-Up    Monthly                                   Maximum Charge: 0.75% of Separate Account Value per year during the
Death Benefit Rider                                             Rider Period
(GMDB)

(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial representative for a personalized illustration.

(2) The Monthly per $1,000 charge compensates us for expenses incurred in issuing, distributing and administering the policy. This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial representative for a personalized illustration.

(3) The maximum mortality and expense risk charge for policy years 1 - 10 is equal to 0.75% per year. For policy years 11 - 20 it is equal to 0.50%.

(4) The maximum administrative charge is $30.00 per month in policy years 1 - 5 and $10.00 per month in years 6 and later.

(5) During policy years 1 - 10 the maximum Loan Interest Rate charge is 5.0%. During policy years 11 and later the maximum Loan Interest Rate charge is 4%. The current Loan Interest Rate charge is 3%. Any Account Value in the Loan Account will be credited with interest at an annual rate of 3.0%.

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FEE TABLES -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you buy the policy, surrender the policy, take a withdrawal or transfer cash value between investment options. Your specific fees and charges are described on the specification page of your policy.

TRANSACTION FEES

       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Premium Charge        When you make a premium payment.          Maximum Charge: 6% of each Premium Payment. In Oregon, the maximum is 8% of each premium payment.
Tax Charge            When you make a premium payment.          A percent of premium which varies by your state and municipality of residence. The range of tax charge is generally between 0% and 4%.
                                                                This rate will change if your state or municipality changes its tax charges. It may change if you change your state or municipality of residence.
Surrender Charge (1)  When you surrender your policy during     Minimum Charge
                      the first 9 policy years.                 $1.539 per $1,000 of the initial Face Amount in the first policy year for two 20-year-old female preferred plus non-nicotine.
                                                                Maximum Charge
                                                                $63.00 per $1,000 of the initial Face Amount in the first policy year for two 85-year-old male nicotine.
                                                                Charge for representative insured
                                                                $10.957 per $1,000 of the initial Face Amount in the first policy year for a 53-year-old male standard non-nicotine and a 53-year-old female standard non-nicotine.
Face Amount Increase  Each month for 12 months beginning on     Maximum Charge: $1 per $1,000 of unscheduled increase in the Face
Fee (2)               the effective date of any unscheduled     Amount (deducted on a monthly basis at a rate of 1/12 of $1 per
                      increase in Face Amount you request.      month per $1,000 of unscheduled increase in the Face Amount).
Transfer Fees*        When you make a transfer after the first  Maximum Charge: $25 per transfer.
                      transfer in any month.
Withdrawal Charge     When you take a withdrawal.               Maximum Charge: $10 per withdrawal.
Overloan Protection   If you elect this rider, the charge is    7% of Account Value
Rider                 deducted when you exercise the rider
                      benefit.

(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial representative for a personalized illustration.

(2)  This fee will not be less than $500 or more than $3,000.

* A transfer is a transaction requested by you that involves reallocating part or all of your Policy Value among the Sub-Accounts. The fee is currently not being assessed.

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The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

CHARGES OTHER THAN FUND OPERATING EXPENSES

       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Cost of Insurance     Monthly.                                  Minimum Charge
Charges (1)                                                     $0.0000 per $1,000 of the initial Face Amount in first policy year for two 20-year-old female plus non-nicotine.
                                                                Maximum Charge
                                                                $0.2565 per $1,000 of the initial Face Amount in first policy year for two 85-year-old male standard nicotine.
                                                                NOTE: Additional mortality fees may be assessed for risks associated with certain health conditions, occupations, aviation, avocations or driving history. The combination of insurance charges and additional mortality fees, if any, will not exceed $83.33 PER $1000 OF
                                                                INSURANCE RISK.
                                                                Charge for a representative insured
                                                                $0.0003 per $1,000 of the initial Face Amount in first policy year for a 53-year-old male standard non-nicotine and a 53-year-old female standard non-nicotine.
Mortality and         Monthly.                                  Maximum Charge: 0.75% Sub-account Accumulated Value
Expense Risk Charge
(3)
Monthly per $1,000    Monthly for the first seven (7) policy    Minimum Charge
Charge (2)            years.                                    $0.3677 per $1,000 of initial Face Amount (deducted on a monthly basis at a rate of $0.0306 per month) during the first policy year for two 20-year-old female plus non-nicotine.
                                                                Maximum Charge
                                                                $21.659 per $1,000 of initial Face Amount (deducted on a monthly basis at a rate of $1.805 per month) during the first policy year for two 85-year-old male standard nicotine.
                                                                Charge for a representative insured
                                                                $2.0173 per $1,000 of initial Face Amount ($0.168 monthly) during the first policy year for a 53-year-old male standard non-nicotine and a 53-year-old female standard non-nicotine.
Administrative        Monthly.                                  Maximum Charge: $30.00
Charge (4)
Loan Interest Rate    Monthly if you have taken a loan on your  Maximum Charge: 0.42% (5.0% annually) of Loan Indebtedness
(5)                   policy.

   RIDER CHARGES              WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Estate Protection     Monthly.                                  Minimum Charge
Rider (1)                                                       $0.305 per $1,000 of the Face Amount for two 20-year-old female preferred plus non-nicotine in the first policy year.
                                                                Maximum Charge
                                                                $4.07 per $1,000 of the Face Amount for two 85-year-old male standard nicotine in the first policy year.
                                                                Charge for a representative insured
                                                                $0.309 per $1,000 of the Face Amount for a 55-year-old male preferred non-nicotine and a 51-year-old female preferred
                                                                non-nicotine in the first policy year.
Guaranteed Minimum    Monthly                                   Maximum Charge: 0.90% of Separate Account Value per year during the
Accumulation Benefit                                            GMAB Period
Rider (GMAB)
Guaranteed Paid-Up    Monthly                                   Maximum Charge: 0.75% of Separate Account Value per year during the
Death Benefit Rider                                             Rider Period
(GMDB)

(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial representative for a personalized illustration.

(2) The Monthly per $1,000 charge compensates us for expenses incurred in issuing, distributing and administering the policy. This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial representative for a personalized illustration.

(3) The maximum mortality and expense risk charge for policy years 1 - 10 is equal to 0.75% per year. For policy years 11 - 20 it is equal to 0.60%.

(4) The maximum administrative charge is $30.00 per month in policy years 1 - 5 and $10.00 per month in policy years 6 and later.

(5) During policy years 1 - 10 the maximum Loan Interest Rate charge is 5.0%. During policy years 11 and later the maximum Loan Interest Rate charge is 4%. The current Loan Interest Rate charge is 3%. Any Account Value in the Loan Account will be credited with interest at an annual rate of 3.0%.

10

-------------------------------------------------------------------------------

                         ANNUAL FUND OPERATING EXPENSES

Each Sub-account purchases shares of the corresponding underlying Fund at net asset value. The net asset value of an underlying Fund reflects the investment advisory fees and other expenses of the underlying Fund that are deducted from the assets in that underlying fund. These underlying Fund expenses may vary from year to year and are more fully described in each underlying Fund's prospectus.

The first table shows the minimum and maximum total operating expenses charged by the underlying Funds expressed as a percentage of average daily net assets, for the year ended December 31, 2008.

                                                                   MINIMUM            MAXIMUM
--------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                 0.32%              2.12%
[expenses that are deducted from underlying Fund assets,
including management fees, distribution, and/or
service (12b-1) fees and other expenses.]

                 INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES

The next table shows the Total Annual Fund Operating Expenses for each underlying Fund. The fees and expenses are expressed as a percentage of average net assets for the year ended December 31, 2008. Actual fees and expenses for the underlying Fund vary daily. As a result, the fees and expenses for any given day may be greater or less than the Total Annual Fund Operating Expenses listed below. More detail concerning each underlying Fund's fees and expenses is contained in the prospectus for each Fund. The information presented, including any expense reimbursement arrangements, is based on publicly available information and is qualified in its entirety by the then current prospectus for each underlying Fund.

                                                           DISTRIBUTION
                                                              AND/OR
                                        MANAGEMENT       SERVICE (12B-1)          OTHER
UNDERLYING FUND:                           FEE                FEES*              EXPENSES
----------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 AIM V.I. Core Equity Fund --               0.610%                N/A               0.290%
  Series I
 AIM V.I. Global Real Estate Fund            0.75%                N/A                0.42%
  --Series I
 AIM V.I. International Growth              0.710%                N/A               0.350%
  Fund --Series I
 AIM V.I. Mid Cap Core Equity Fund          0.720%                N/A               0.320%
  --Series I
 AIM V.I. PowerShares ETF                   0.670%                N/A               0.890%
  Allocation Fund -- Series I
 AIM V.I. Small Cap Equity Fund --          0.750%                N/A               0.340%
  Series I
ALLIANCEBERNSTEIN VARIABLE
PRODUCTS SERIES FUND, INC.
 AllianceBernstein VPS Balanced             0.550%              0.250%              0.220%
  Wealth Strategy Portfolio --
  Class B
 AllianceBernstein VPS                      0.740%              0.250%              0.070%
  International Value Portfolio --
  Class B
 AllianceBernstein VPS Real Estate           0.55%               0.25%               0.90%
  Investment Portfolio -- Class B
 AllianceBernstein VPS Small/Mid            0.750%              0.250%              0.110%
  Cap Value Portfolio -- Class B

                                                           CONTRACTUAL
                                                            FEE WAIVER               NET TOTAL
                                       TOTAL ANNUAL           AND/OR                  ANNUAL
                                        OPERATING            EXPENSE                 OPERATING
UNDERLYING FUND:                         EXPENSES         REIMBURSEMENT              EXPENSES
----------------------------------  -------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 AIM V.I. Core Equity Fund --               0.910%              0.010%              0.900%           (1)(2)(4)(5)
  Series I
 AIM V.I. Global Real Estate Fund            1.17%                N/A                1.17%          (21)
  --Series I
 AIM V.I. International Growth              1.080%              0.010%              1.070%           (1)(2)(4)(5)
  Fund --Series I
 AIM V.I. Mid Cap Core Equity Fund          1.070%              0.030%              1.040%           (1)(2)(4)(5)
  --Series I
 AIM V.I. PowerShares ETF                   2.120%              1.380%              0.740%           (1)(3)(4)(5)
  Allocation Fund -- Series I
 AIM V.I. Small Cap Equity Fund --          1.100%                N/A               1.100%           (4)(5)(6)
  Series I
ALLIANCEBERNSTEIN VARIABLE
PRODUCTS SERIES FUND, INC.
 AllianceBernstein VPS Balanced             1.020%              0.020%              1.000%           (7)
  Wealth Strategy Portfolio --
  Class B
 AllianceBernstein VPS                      1.060%                N/A               1.060%
  International Value Portfolio --
  Class B
 AllianceBernstein VPS Real Estate           1.70%                N/A                1.70%          (22)
  Investment Portfolio -- Class B
 AllianceBernstein VPS Small/Mid            1.110%                N/A               1.110%
  Cap Value Portfolio -- Class B

-------------------------------------------------------------------------------

                                                           DISTRIBUTION
                                                              AND/OR
                                        MANAGEMENT       SERVICE (12B-1)          OTHER
UNDERLYING FUND:                           FEE                FEES*              EXPENSES
----------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES
 American Funds Asset Allocation            0.310%              0.250%              0.010%
  Fund -- Class 2
 American Funds Blue Chip Income            0.420%              0.250%              0.010%
  and Growth Fund -- Class 2
 American Funds Bond Fund -- Class          0.390%              0.250%              0.010%
  2
 American Funds Global Bond Fund            0.570%              0.250%              0.020%
  --Class 2
 American Funds Global Growth and           0.590%              0.250%              0.020%
  Income Fund -- Class 2
 American Funds Global Growth Fund          0.530%              0.250%              0.020%
  --Class 2
 American Funds Global Small                0.710%              0.250%              0.030%
  Capitalization Fund -- Class 2
 American Funds Growth Fund --              0.320%              0.250%              0.010%
  Class 2
 American Funds Growth-Income Fund          0.270%              0.250%              0.010%
  - - Class 2
 American Funds International Fund          0.490%              0.250%              0.030%
  --Class 2
 American Funds New World Fund --           0.760%              0.250%              0.050%
  Class 2
FIDELITY VARIABLE INSURANCE
PRODUCTS FUNDS
 Fidelity VIP Contrafund(R)                 0.560%              0.250%              0.100%
  Portfolio --Service Class 2
 Fidelity VIP Freedom 2010                    N/A               0.250%                N/A
  Portfolio --Service Class 2
 Fidelity VIP Freedom 2020                    N/A               0.250%                N/A
  Portfolio --Service Class 2
 Fidelity VIP Freedom 2030                    N/A               0.250%                N/A
  Portfolio --Service Class 2
 Fidelity VIP Mid Cap Portfolio --          0.560%              0.250%              0.120%
  Service Class 2
 Fidelity VIP Strategic Income              0.570%              0.250%              0.160%
  Portfolio - - Service Class 2

                                                           CONTRACTUAL
                                                            FEE WAIVER               NET TOTAL
                                       TOTAL ANNUAL           AND/OR                  ANNUAL
                                        OPERATING            EXPENSE                 OPERATING
UNDERLYING FUND:                         EXPENSES         REIMBURSEMENT              EXPENSES
----------------------------------  -------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES
 American Funds Asset Allocation            0.570%                N/A               0.570%           (8)
  Fund -- Class 2
 American Funds Blue Chip Income            0.680%                N/A               0.680%           (8)
  and Growth Fund -- Class 2
 American Funds Bond Fund -- Class          0.650%                N/A               0.650%           (8)
  2
 American Funds Global Bond Fund            0.840%                N/A               0.840%           (8)
  --Class 2
 American Funds Global Growth and           0.860%                N/A               0.860%           (8)
  Income Fund -- Class 2
 American Funds Global Growth Fund          0.800%                N/A               0.800%           (8)
  --Class 2
 American Funds Global Small                0.990%                N/A               0.990%           (8)
  Capitalization Fund -- Class 2
 American Funds Growth Fund --              0.580%                N/A               0.580%           (8)
  Class 2
 American Funds Growth-Income Fund          0.530%                N/A               0.530%           (8)
  - - Class 2
 American Funds International Fund          0.770%                N/A               0.770%           (8)
  --Class 2
 American Funds New World Fund --           1.060%                N/A               1.060%           (8)
  Class 2
FIDELITY VARIABLE INSURANCE
PRODUCTS FUNDS
 Fidelity VIP Contrafund(R)                 0.910%                N/A               0.910%          (11)
  Portfolio --Service Class 2
 Fidelity VIP Freedom 2010                    N/A                 N/A               0.810%           (9)(10)
  Portfolio --Service Class 2
 Fidelity VIP Freedom 2020                    N/A                 N/A               0.880%           (9)(10)
  Portfolio --Service Class 2
 Fidelity VIP Freedom 2030                    N/A                 N/A               0.920%           (9)(10)
  Portfolio --Service Class 2
 Fidelity VIP Mid Cap Portfolio --          0.930%                N/A               0.930%          (11)
  Service Class 2
 Fidelity VIP Strategic Income              0.980%                N/A               0.980%
  Portfolio - - Service Class 2

12

-------------------------------------------------------------------------------

                                                           DISTRIBUTION
                                                              AND/OR
                                        MANAGEMENT       SERVICE (12B-1)          OTHER
UNDERLYING FUND:                           FEE                FEES*              EXPENSES
----------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST
 Franklin Flex Cap Growth                   0.680%              0.250%              0.310%
  Securities Fund -- Class 2
 Franklin Income Securities Fund            0.450%              0.250%              0.020%
  -- Class 2
 Franklin Rising Dividends                  0.600%              0.250%              0.020%
  Securities Fund -- Class 2
 Franklin Small Cap Value                   0.520%              0.250%              0.160%
  Securities Fund -- Class 2
 Franklin Small-Mid Cap Growth              0.500%              0.250%              0.280%
  Securities Fund -- Class 2
 Franklin Strategic Income                  0.370%                N/A               0.250%
  Securities Fund -- Class 1
 Mutual Global Discovery                    0.800%              0.250%              0.180%
  Securities Fund -- Class 2
 Mutual Shares Securities Fund --           0.600%              0.250%              0.130%
  Class 2
 Templeton Developing Markets               1.240%                N/A               0.290%
  Securities Fund -- Class 1
 Templeton Foreign Securities Fund          0.640%              0.250%              0.150%
  --Class 2
 Templeton Global Bond Securities           0.470%              0.250%              0.110%
  Fund -- Class 2
 Templeton Growth Securities Fund           0.740%              0.250%              0.040%
  --Class 2
HARTFORD HLS SERIES FUND II, INC.
 Hartford Growth Opportunities HLS          0.610%                N/A               0.030%
  Fund -- Class IA
 Hartford U.S. Government                   0.450%                N/A               0.010%
  Securities HLS Fund -- Class IA
HARTFORD SERIES FUND, INC.
 Hartford Capital Appreciation HLS          0.630%                N/A               0.040%
  Fund -- Class IA
 Hartford Disciplined Equity HLS            0.680%                N/A               0.030%
  Fund - - Class IA
 Hartford Dividend and Growth HLS           0.640%                N/A               0.030%
  Fund -- Class IA
 Hartford Global Equity HLS Fund            0.950%                N/A               0.070%
  --Class IA
 Hartford Global Growth HLS Fund            0.710%                N/A               0.040%
  --Class IA
 Hartford Growth HLS Fund -- Class          0.800%                N/A               0.040%
  IA
 Hartford High Yield HLS Fund --            0.700%                N/A               0.040%
  Class IA

                                                           CONTRACTUAL
                                                            FEE WAIVER               NET TOTAL
                                       TOTAL ANNUAL           AND/OR                  ANNUAL
                                        OPERATING            EXPENSE                 OPERATING
UNDERLYING FUND:                         EXPENSES         REIMBURSEMENT              EXPENSES
----------------------------------  -------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST
 Franklin Flex Cap Growth                   1.280%              0.310%              0.970%          (12)(13)
  Securities Fund -- Class 2
 Franklin Income Securities Fund            0.720%                N/A               0.720%          (16)
  -- Class 2
 Franklin Rising Dividends                  0.880%                N/A               0.880%
  Securities Fund -- Class 2
 Franklin Small Cap Value                   0.940%                N/A               0.940%          (13)
  Securities Fund -- Class 2
 Franklin Small-Mid Cap Growth              1.050%                N/A               1.050%          (13)
  Securities Fund -- Class 2
 Franklin Strategic Income                  0.630%                N/A               0.630%          (13)
  Securities Fund -- Class 1
 Mutual Global Discovery                    1.230%                N/A               1.230%          (14)
  Securities Fund -- Class 2
 Mutual Shares Securities Fund --           0.980%                N/A               0.980%
  Class 2
 Templeton Developing Markets               1.540%                N/A               1.540%          (13)
  Securities Fund -- Class 1
 Templeton Foreign Securities Fund          1.060%                N/A               1.060%          (13)
  --Class 2
 Templeton Global Bond Securities           0.830%                N/A               0.830%          (15)
  Fund -- Class 2
 Templeton Growth Securities Fund           1.030%                N/A               1.030%          (16)
  --Class 2
HARTFORD HLS SERIES FUND II, INC.
 Hartford Growth Opportunities HLS          0.640%                N/A               0.640%
  Fund -- Class IA
 Hartford U.S. Government                   0.460%                N/A               0.460%
  Securities HLS Fund -- Class IA
HARTFORD SERIES FUND, INC.
 Hartford Capital Appreciation HLS          0.670%                N/A               0.670%
  Fund -- Class IA
 Hartford Disciplined Equity HLS            0.710%                N/A               0.710%
  Fund - - Class IA
 Hartford Dividend and Growth HLS           0.670%                N/A               0.670%
  Fund -- Class IA
 Hartford Global Equity HLS Fund            1.020%              0.100%              0.920%          (17)
  --Class IA
 Hartford Global Growth HLS Fund            0.750%                N/A               0.750%
  --Class IA
 Hartford Growth HLS Fund -- Class          0.840%                N/A               0.840%
  IA
 Hartford High Yield HLS Fund --            0.740%                N/A               0.740%
  Class IA

-------------------------------------------------------------------------------

                                                           DISTRIBUTION
                                                              AND/OR
                                        MANAGEMENT       SERVICE (12B-1)          OTHER
UNDERLYING FUND:                           FEE                FEES*              EXPENSES
----------------------------------------------------------------------------------------------
 Hartford Index HLS Fund -- Class           0.300%                N/A               0.020%
  IA
 Hartford International                     0.670%                N/A               0.040%
  Opportunities HLS Fund -- Class
  IA
 Hartford Money Market HLS Fund --          0.400%                N/A               0.040%
  Class IA
 Hartford Small Company HLS Fund            0.680%                N/A               0.030%
  --Class IA
 Hartford Total Return Bond HLS             0.460%                N/A               0.030%
  Fund -- Class IA
 Hartford Value HLS Fund -- Class           0.810%                N/A               0.030%
  IA
MFS (R) VARIABLE INSURANCE TRUST
 MFS(R) Growth Series -- Initial            0.750%                N/A               0.080%
  Class
 MFS(R) Investors Trust Series --           0.750%                N/A               0.090%
  Initial Class
 MFS(R) Research Bond Series --             0.500%                N/A               0.140%
  Initial Class
 MFS(R) Total Return Series --              0.740%                N/A               0.070%
  Initial Class
 MFS(R) Value Series -- Initial             0.750%                N/A               0.090%
  Class
PUTNAM VARIABLE TRUST
 Putnam VT Equity Income Fund --            0.650%              0.250%              0.130%
  Class IB
 Putnam VT Investors Fund -- Class          0.650%              0.250%              0.120%
  IB
 Putnam VT Voyager Fund -- Class            0.640%              0.250%              0.080%
  IB

                                                           CONTRACTUAL
                                                            FEE WAIVER               NET TOTAL
                                       TOTAL ANNUAL           AND/OR                  ANNUAL
                                        OPERATING            EXPENSE                 OPERATING
UNDERLYING FUND:                         EXPENSES         REIMBURSEMENT              EXPENSES
----------------------------------  -------------------------------------------------------------------
 Hartford Index HLS Fund -- Class           0.320%                N/A               0.320%
  IA
 Hartford International                     0.710%                N/A               0.710%
  Opportunities HLS Fund -- Class
  IA
 Hartford Money Market HLS Fund --          0.440%                N/A               0.440%
  Class IA
 Hartford Small Company HLS Fund            0.710%                N/A               0.710%
  --Class IA
 Hartford Total Return Bond HLS             0.490%                N/A               0.490%
  Fund -- Class IA
 Hartford Value HLS Fund -- Class           0.840%                N/A               0.840%
  IA
MFS (R) VARIABLE INSURANCE TRUST
 MFS(R) Growth Series -- Initial            0.830%                N/A               0.830%          (18)
  Class
 MFS(R) Investors Trust Series --           0.840%                N/A               0.840%          (18)
  Initial Class
 MFS(R) Research Bond Series --             0.640%                N/A               0.640%
  Initial Class
 MFS(R) Total Return Series --              0.810%                N/A               0.810%
  Initial Class
 MFS(R) Value Series -- Initial             0.840%                N/A               0.840%          (18)
  Class
PUTNAM VARIABLE TRUST
 Putnam VT Equity Income Fund --            1.050%                N/A               1.050%          (20)
  Class IB
 Putnam VT Investors Fund -- Class          1.020%                N/A               1.020%          (19)
  IB
 Putnam VT Voyager Fund -- Class            0.980%                N/A               0.980%          (20)
  IB

* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

NOTES

(1) The Fund's advisor has contractually agreed, through at least April 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees Invesco Aim receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds. Fee Waiver reflects this agreement.

(2) The Fund's adviser has contractually agreed, through at least April 30, 2010, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses to 1.30% of average daily net assets.

(3) The Fund's advisor has contractually agreed, through at least April 30, 2010, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses of Series I shares to 0.18% of average daily net assets.

(4) Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly but are expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the Net Annual Fund Operating Expenses listed above may exceed the expense limit numbers. The impact of the acquired fund fees and expense are included in the total returns of the Fund.

14

-------------------------------------------------------------------------------

(5) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2008 and are expressed as a percentage of the Fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(6) The Fund's advisor has contractually agreed, through at least April 30, 2010, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses of Series I shares to 1.15% of average daily net assets.

(7) Reflects the Adviser's contractual waiver of a portion of its advisory fee and/or reimbursement of a portion of the Portfolio's operating expenses. This waiver extends through April 30, 2010 and may be extended by the Adviser for additional one-year terms.

(8) The Series investment adviser waived a portion of its management fee from September 1, 2004* through December 31, 2008. Management fees and total expenses in the table do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in the prospectus and annual report.

       * May 1, 2006 in the case of Global Growth and Income Fund and October 4, 2006 in the case of Global Bond Fund.

(9) Differs from the ratios of expenses to average net assets in the Financial Highlights section because the total annual operating expenses shown above include acquired fund fees and expenses.

(10) Fidelity Management & Research Company has voluntarily agreed to reimburse Initial Class, Service Class, and Service Class 2 of each fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, 12b-1 fees, fund and acquired fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.00%, 0.10% and 0.25% for Initial Class, Service Class and Service Class 2, respectively.

(11) A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through arrangements with the Fund's custodian, credits realized as a result of un-invested cash balances are used to reduce the Fund's custodian expenses. Including these reductions, the total class operating expenses would have been: Fidelity VIP Contrafund Portfolio Initial Class -- 0.65%; Fidelity VIP Contrafund Portfolio Service Class 2 -- 0.90%; Fidelity VIP Growth Portfolio Initial Class -- 0.67%; Fidelity VIP Growth Portfolio Service Class 2 -- 0.92%; Fidelity VIP Mid Cap Portfolio Service Class 2 -- 0.92%; Fidelity Overseas Portfolio Initial Class -- 0.84%. These offsets may be discontinued at any time.

(12) The investment manager and administrator have contractually agreed to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that common annual Fund operating expenses (i.e., a combination of investment management fees, fund administration fees, and other expenses, but excluding Rule 12b-1 fees and acquired fund fees and expenses) do not exceed 0.72% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2010. This waiver is separate from the waiver related to the Sweep Money Fund.

(13) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the Sweep Money Fund which is "the acquired fund" in this case) to the extent of the Fund's fees and expenses of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.

(14) The Fund's name changed from Mutual Discovery Securities Fund effective as of May 1, 2009.

(15) The Fund's name changed from Templeton Global Income Securities Fund effective as of May 1, 2009.

(16) The Fund administration fee is paid indirectly through the management fee.

(17) Effective August 25, 2008 HL Advisors contractually agreed to waive a portion of its management fees until May 1, 2010. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.85% and the total annual operating expenses are 0.92%.

(18) The Fund has entered into an expense offset arrangement that reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account, "Net Total Operating Expenses" would be lower.

(19) Includes estimated expenses attributable to the fund's investments in other investment companies that the fund bears indirectly.

(20) "Total Annual Fund Operating Expenses" includes the amount from "Acquired Fund Fees and Expenses" column, which is an estimate of expenses attributable to the fund's investments in other investment companies, based on the total annual fund operating expenses of such companies as reported in their most recent shareholder reports (net of any applicable expense

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     limitations). These indirect expenses will vary from time to time depending on the fund's investments in other investment companies and their operating expenses.

(21) The AIM V.I. Global Real Estate Fund's adviser has contractually agreed through at least 4/30/10 to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses of Series I shares to 1.30% of average daily net assets.

(22) The expense information for AllianceBernstein VPS Real Estate -- Class B reflects current expenses as of February 28, 2009.

16

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ABOUT US

Your Policy will indicate which company issued your Policy. The company that issues your policy is primarily determined by the state where you purchased the policy.

THE COMPANIES

HARTFORD LIFE INSURANCE COMPANY -- We are a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY -- We are a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

THE SEPARATE ACCOUNTS

HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT VL II -- established as a separate account under Connecticut law on September 30, 1994. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT VL II -- established as a separate account under Connecticut law on September 30, 1994. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

Income, gains and losses credited to, or charged against, the Separate Account reflect the Separate Account's own investment experience and not the investment experience of the Company's other assets. The assets of the Separate Account may not be used to pay any liabilities of the Company other than those arising from the Policies. The Company is obligated to pay all amounts promised to Contract Owners in accordance with the terms of the Policy.

THE FUNDS

The Sub-Accounts of the Separate Account purchase shares of mutual funds set up exclusively for variable annuity and variable life insurance products. These funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund, but they may have similar investment strategies and the same portfolio managers as retail mutual funds. You choose the Sub-Accounts that meet your investment style.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks.

The underlying Funds may not be available in all states.

You may also allocate some or all of your premium payments to the "Fixed Account," which pays a declared interest rate. See "The Fixed Account."

Below is a table that lists the underlying Funds in which the Sub-accounts invest, each Fund's investment adviser and sub-adviser, if applicable, and each Fund's investment objective. More detailed information concerning a Fund's investment objective, investment strategies, risks and expenses is contained in each Fund's prospectus which may be obtained from us.

FUNDING OPTION                                              INVESTMENT OBJECTIVE SUMMARY        INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 AIM V.I. CORE EQUITY FUND -- SERIES I                   Growth of capital                    Invesco Aim Advisors, Inc.
                                                                                              Sub-adviser: Advisory entities
                                                                                              affiliated with Invesco Aim
                                                                                              Advisors, Inc.
 AIM V.I. GLOBAL REAL ESTATE FUND -- SERIES I            High total return through growth of  Invesco Aim Advisors, Inc.
                                                         capital and current income           Sub-adviser: Advisory entities
                                                                                              affiliated with Invesco Aim
                                                                                              Advisors, Inc.
 AIM V.I. INTERNATIONAL GROWTH FUND -- SERIES I          Long-term growth of capital          Invesco Aim Advisors, Inc.
                                                                                              Sub-adviser: Advisory entities
                                                                                              affiliated with Invesco Aim
                                                                                              Advisors, Inc.
 AIM V.I. MID CAP CORE EQUITY FUND -- SERIES I           Long-term capital growth             Invesco Aim Advisors, Inc.
                                                                                              Sub-adviser: Advisory entities
                                                                                              affiliated with Invesco Aim
                                                                                              Advisors, Inc.

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
FUNDING OPTION                                              INVESTMENT OBJECTIVE SUMMARY        INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. POWERSHARES ETF ALLOCATION FUND -- SERIES I    To provide total return consistent   Invesco Aim Advisors, Inc.
                                                         with a moderate level of risk        Sub-adviser: Advisory entities
                                                         relative to the broad stock market.  affiliated with Invesco Aim
                                                                                              Advisors, Inc.
 AIM V.I. SMALL CAP EQUITY FUND -- SERIES I              Long-term capital growth             Invesco Aim Advisors, Inc.
                                                                                              Sub-adviser: Advisory entities
                                                                                              affiliated with Invesco Aim
                                                                                              Advisors, Inc.
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
 ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY          Maximize total return consistent     AllianceBernstein L.P.
  PORTFOLIO -- CLASS B                                   with Advisor's determination of
                                                         reasonable risk
 ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO --  Long-term capital growth             AllianceBernstein L.P.
  CLASS B
 ALLIANCEBERNSTEIN VPS REAL ESTATE INVESTMENT PORTFOLIO  Seeks total return from long-term    AllianceBernstein L.P.
  -- CLASS B                                             growth of capital and income
 ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO --  Long-term capital growth             AllianceBernstein L.P.
  CLASS B
AMERICAN FUNDS INSURANCE SERIES
 AMERICAN FUNDS ASSET ALLOCATION FUND -- CLASS 2         High total return, including income  Capital Research and Management
                                                         and capital gains, consistent with   Company
                                                         the preservation of capital over
                                                         the long term by investing in a
                                                         diversified portfolio of common
                                                         stocks and other equity securities,
                                                         bonds and other intermediate and
                                                         long-term debt securities and money
                                                         market instruments (debt securities
                                                         maturing in one year or less).
 AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH FUND --      Produce income exceeding the         Capital Research and Management
  CLASS 2                                                average yield on U.S. stocks         Company
                                                         generally (as represented by the
                                                         average yield on the Standard &
                                                         Poor's 500 Composite Index)and to
                                                         provide an opportunity for growth
                                                         of principal consistent with sound
                                                         common stock investing.
 AMERICAN FUNDS BOND FUND -- CLASS 2                     Seeks to maximize current income     Capital Research and Management
                                                         and preservation of capital.         Company
 AMERICAN FUNDS GLOBAL BOND FUND -- CLASS 2              Seeks to provide you, over the long  Capital Research and Management
                                                         term, with a high level of total     Company
                                                         return as is consistent with
                                                         prudent management, by investing
                                                         primarily in investment grade bonds
                                                         issued by entities based around the
                                                         world and denominated in various
                                                         currencies, including U.S. dollars
 AMERICAN FUNDS GLOBAL GROWTH AND INCOME FUND -- CLASS   Seeks to make your investment grow   Capital Research and Management
  2                                                      over time and provide you with       Company
                                                         current income by investing
                                                         primarily in stocks of
                                                         well-established companies located
                                                         around the world.
 AMERICAN FUNDS GLOBAL GROWTH FUND -- CLASS 2            Seeks to make your investment grow   Capital Research and Management
                                                         over time by investing primarily in  Company
                                                         common stocks of companies located
                                                         around the world.

18

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
FUNDING OPTION                                              INVESTMENT OBJECTIVE SUMMARY        INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND --      Seeks to make your investment grow   Capital Research and Management
  CLASS 2                                                over time by investing primarily in  Company
                                                         stocks of smaller companies located
                                                         around the world.
 AMERICAN FUNDS GROWTH FUND -- CLASS 2                   Seeks to make your investment grow   Capital Research and Management
                                                         by investing primarily in common     Company
                                                         stocks of companies that appear to
                                                         offer superior opportunities for
                                                         growth of capital.
 AMERICAN FUNDS GROWTH-INCOME FUND -- CLASS 2            Seeks to make your investment grow   Capital Research and Management
                                                         and provide you with income over     Company
                                                         time by investing primarily in
                                                         common stocks or other securities
                                                         that demonstrate the potential for
                                                         appreciation and/or dividends.
 AMERICAN FUNDS INTERNATIONAL FUND -- CLASS 2            Seeks to make your investment grow   Capital Research and Management
                                                         over time by investing primarily in  Company
                                                         common stocks of companies located
                                                         outside the United States.
 AMERICAN FUNDS NEW WORLD FUND -- CLASS 2                Seeks to make your investment grow   Capital Research and Management
                                                         over time by investing primarily in  Company
                                                         stocks of companies with
                                                         significant exposure to countries
                                                         with developing economies and/or
                                                         markets.
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
 FIDELITY VIP CONTRAFUND(R) PORTFOLIO -- SERVICE CLASS   Seeks long-term capital              Fidelity Management & Research
  2                                                      appreciation                         Company
                                                                                              Sub-advised by FMR Co., Inc. and
                                                                                              other Fidelity affiliates
 FIDELITY VIP FREEDOM 2010 PORTFOLIO -- SERVICE CLASS 2  Seeks high total return with a       Strategic Advisers, Inc.
                                                         secondary objective of principal
                                                         preservation as the fund approaches
                                                         its target date and beyond
 FIDELITY VIP FREEDOM 2020 PORTFOLIO -- SERVICE CLASS 2  Seeks high total return with a       Strategic Advisers, Inc.
                                                         secondary objective of principal
                                                         preservation as the fund approaches
                                                         its target date and beyond
 FIDELITY VIP FREEDOM 2030 PORTFOLIO -- SERVICE CLASS 2  Seeks high total return with a       Strategic Advisers, Inc.
                                                         secondary objective of principal
                                                         preservation as the fund approaches
                                                         its target date and beyond
 FIDELITY VIP MID CAP PORTFOLIO -- SERVICE CLASS 2       Long-term capital growth             Fidelity Management & Research
                                                                                              Company
                                                                                              Sub-advised by FMR Co., Inc. and
                                                                                              other Fidelity affiliates
 FIDELITY VIP STRATEGIC INCOME PORTFOLIO -- SERVICE      Seeks a high level of current        Fidelity Investments Money
  CLASS 2                                                income. The fund may also seek       Management
                                                         capital appreciation
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 FRANKLIN FLEX CAP GROWTH SECURITIES FUND -- CLASS 2     Seeks capital appreciation           Franklin Advisers, Inc.

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
FUNDING OPTION                                              INVESTMENT OBJECTIVE SUMMARY        INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 FRANKLIN INCOME SECURITIES FUND -- CLASS 2              Seeks to maximize income while       Franklin Advisers, Inc.
                                                         maintaining prospects for capital
                                                         appreciation
 FRANKLIN RISING DIVIDENDS SECURITIES FUND -- CLASS 2    Seeks long-term capital              Franklin Advisory Services, LLC
                                                         appreciation with preservation of
                                                         capital as an important
                                                         consideration
 FRANKLIN SMALL CAP VALUE SECURITIES FUND -- CLASS 2     Seeks long-term total return         Franklin Advisory Services, LLC
 FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND -- CLASS  Seeks long-term capital growth       Franklin Advisers, Inc.
  2 (1)
 FRANKLIN STRATEGIC INCOME SECURITIES FUND -- CLASS 1    Seeks a high level of current        Franklin Advisers, Inc.
                                                         income, with capital appreciation
                                                         over the long term as a secondary
                                                         goal
 MUTUAL GLOBAL DISCOVERY SECURITIES FUND -- CLASS 2 (2)  Seeks capital appreciation           Franklin Mutual Advisers, LLC
                                                                                              Sub-advised by Franklin Templeton
                                                                                              Investment Management Limited
 MUTUAL SHARES SECURITIES FUND -- CLASS 2                Capital appreciation, with income    Franklin Mutual Advisers, LLC
                                                         as a secondary goal
 TEMPLETON DEVELOPING MARKETS SECURITIES FUND -- CLASS   Seeks long-term capital              Templeton Asset Management Ltd.
  1                                                      appreciation
 TEMPLETON FOREIGN SECURITIES FUND -- CLASS 2            Seeks long-term capital growth       Templeton Investment Counsel, LLC
 TEMPLETON GLOBAL BOND SECURITIES FUND -- CLASS 2 (3)    Seeks high current income,           Franklin Advisers, Inc.
                                                         consistent with preservation of
                                                         capital, with capital appreciation
                                                         as a secondary consideration
 TEMPLETON GROWTH SECURITIES FUND -- CLASS 2             Seeks long-term capital growth       Templeton Global Advisors Limited
                                                                                              Sub-advised by Templeton Asset
                                                                                              Management Ltd.
HARTFORD HLS SERIES FUND II, INC.
 HARTFORD GROWTH OPPORTUNITIES HLS FUND -- CLASS IA      Capital appreciation                 Hartford Investment Financial
                                                                                              Services, LLC.
                                                                                              Sub-advised by Wellington
                                                                                              Management Company, LLP
 HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND -- CLASS   Maximize total return with a high    Hartford Investment Financial
  IA                                                     level of current income consistent   Services, LLC.
                                                         with prudent investment risk         Sub-advised by Hartford Investment
                                                                                              Management Company
HARTFORD SERIES FUND, INC.
 HARTFORD CAPITAL APPRECIATION HLS FUND -- CLASS IA      Growth of capital                    Hartford Investment Financial
                                                                                              Services, LLC.
                                                                                              Sub-advised by Wellington
                                                                                              Management Company, LLP
 HARTFORD DISCIPLINED EQUITY HLS FUND -- CLASS IA        Growth of capital                    Hartford Investment Financial
                                                                                              Services, LLC.
                                                                                              Sub-advised by Wellington
                                                                                              Management Company, LLP
 HARTFORD DIVIDEND AND GROWTH HLS FUND -- CLASS IA       High level of current income         Hartford Investment Financial
                                                         consistent with growth of capital    Services, LLC.
                                                                                              Sub-advised by Wellington
                                                                                              Management Company, LLP

20

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
FUNDING OPTION                                              INVESTMENT OBJECTIVE SUMMARY        INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 HARTFORD GLOBAL EQUITY HLS FUND -- CLASS IA             Seeks long term capital              Hartford Investment Financial
                                                         appreciation                         Services, LLC.
                                                                                              Sub-advised by Wellington
                                                                                              Management Company, LLP
 HARTFORD GLOBAL GROWTH HLS FUND -- CLASS IA (4)         Growth of capital                    Hartford Investment Financial
                                                                                              Services, LLC.
                                                                                              Sub-advised by Wellington
                                                                                              Management Company, LLP
 HARTFORD GROWTH HLS FUND -- CLASS IA                    Seeks long-term capital              Hartford Investment Financial
                                                         appreciation                         Services, LLC.
                                                                                              Sub-advised by Wellington
                                                                                              Management Company, LLP
 HARTFORD HIGH YIELD HLS FUND -- CLASS IA                High current income with growth of   Hartford Investment Financial
                                                         capital as a secondary objective     Services, LLC.
                                                                                              Sub-advised by Hartford Investment
                                                                                              Management Company
 HARTFORD INDEX HLS FUND -- CLASS IA                     Seeks to provide investment results  Hartford Investment Financial
                                                         which approximate the price and      Services, LLC.
                                                         yield performance of publicly        Sub-advised by Hartford Investment
                                                         traded common stocks in the          Management Company
                                                         aggregate
 HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- CLASS  Long-term capital growth             Hartford Investment Financial
  IA                                                                                          Services, LLC.
                                                                                              Sub-advised by Wellington
                                                                                              Management Company, LLP
 HARTFORD MONEY MARKET HLS FUND -- CLASS IA              Maximum current income consistent    Hartford Investment Financial
                                                         with liquidity and preservation of   Services, LLC.
                                                         capital                              Sub-advised by Hartford Investment
                                                                                              Management Company
 HARTFORD SMALL COMPANY HLS FUND -- CLASS IA             Growth of capital                    Hartford Investment Financial
                                                                                              Services, LLC.
                                                                                              Sub-advised by Wellington
                                                                                              Management Company, LLP and
                                                                                              Hartford Investment Management
                                                                                              Company
 HARTFORD TOTAL RETURN BOND HLS FUND -- CLASS IA         Competitive total return, with       Hartford Investment Financial
                                                         income as a secondary objective      Services, LLC.
                                                                                              Sub-advised by Hartford Investment
                                                                                              Management Company
 HARTFORD VALUE HLS FUND -- CLASS IA                     Long-term total return               Hartford Investment Financial
                                                                                              Services, LLC.
                                                                                              Sub-advised by Wellington
                                                                                              Management Company, LLP
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) GROWTH SERIES -- INITIAL CLASS (5)               Seeks capital appreciation           MFS Investment Management
 MFS(R) INVESTORS TRUST SERIES -- INITIAL CLASS          Seeks capital appreciation           MFS Investment Management
 MFS(R) RESEARCH BOND SERIES -- INITIAL CLASS            Total return with an emphasis on     MFS Investment Management
                                                         high current income, but also
                                                         considering capital appreciation.
 MFS(R) TOTAL RETURN SERIES -- INITIAL CLASS             Seeks total return                   MFS Investment Management
 MFS(R) VALUE SERIES -- INITIAL CLASS                    Seeks capital appreciation           MFS Investment Management

-------------------------------------------------------------------------------

FUNDING OPTION                                              INVESTMENT OBJECTIVE SUMMARY        INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
 PUTNAM VT EQUITY INCOME FUND -- CLASS IB                Capital growth and current income    Putnam Investment Management, LLC
 PUTNAM VT INVESTORS FUND -- CLASS IB                    Long-term growth of capital and any  Putnam Investment Management, LLC increased income that results from
                                                         this growth
 PUTNAM VT VOYAGER FUND -- CLASS IB                      Seeks capital appreciation           Putnam Investment Management, LLC

NOTES

(1)  Formerly Franklin Small Cap Fund

(2)  Formerly Mutual Discovery Securities Fund -- Class 2

(3)  Formerly Templeton Global Income Securities Fund -- Class 2

(4)  Formerly Hartford Global Leaders HLS Fund -- Class IA

(5)  Formerly MFS(R) Emerging Growth Series -- Initial Class

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectuses accompanying this prospectus.

VOTING RIGHTS -- We currently vote shares of the underlying Funds owned by the Separate Account according to the instructions of Policy Owners. However, if the 1940 Act or any related regulations or interpretations should change and we decide that we are permitted to vote the shares of the underlying Funds in our own right, we may decide to do so. For Sub-Accounts in which you have invested as of the record date, we will notify you of shareholder's meetings of the Funds purchased by those Sub-Accounts. We will send you proxy materials and instructions for you to provide voting instruction. We will arrange for the handling and tallying of proxies received from you or other policy owners. If you give no instructions, we will vote those shares in the same proportion as shares for which we received instructions. As a result of proportional voting, the vote of a small number of policy owners could determine the outcome of a proposal subject to shareholder vote. We determine the number of Fund shares that you may instruct us to vote by applying a conversion factor to each policy owner's unit balance. The conversion factor is calculated by dividing the total number if shares attributable to each sub-account by the total number of units in each Sub-Account. Fractional votes will be counted. We determine the number of shares as to which the policy owner may give instructions as of the record date for a Fund's shareholder meeting.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- Subject to any applicable law, we may make certain changes to the Underlying Funds offered under your Policy. We may, in our sole discretion, establish new Funds. New Funds may be made available to existing Policy Owners as we deem appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Funds. We may liquidate one or more Sub-Accounts if the board of directors of any Fund determines that such actions are prudent. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger or liquidation.

We may eliminate the shares of any of the funds from the Policy for any reason and we may substitute shares of another registered investment company for shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the SEC and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Policy necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Policy Owner, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

FEES WE RECEIVE FROM FUNDS AND RELATED PARTIES -- We receive substantial and varying administrative service payments and Rule 12b-1 fees from certain Funds or related parties. These types of payments and fees are sometimes referred to as "revenue sharing" payments. We consider these payments and

22

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fees among a number of factors when deciding to add or keep a fund on the menu of Funds that we offer through the Policy. We collect these payments and fees under agreements between us and a Fund's principal underwriter, transfer agent, investment adviser and/or other entities related to the Fund. We expect to make a profit on these fees.

The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other funds (or available classes of shares) may have lower fees and better overall investment performance.

As of December 31, 2008, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from the following fund complexes (or affiliated entities): AIM Advisors, Inc., AllianceBerstein Variable Products Series Funds & AllianceBernstein Investments, American Variable Insurance Series & Capital Research and Management Company, Fidelity Distributors Corporation, Franklin Templeton Services, LLC, Lord Abbett Series Fund & Lord Abbett Distributors, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Morgan Stanley Distribution & Morgan Stanley Investment Management & The Universal Funds, Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Putnam Retail Management Limited Partnership, Van Kampen Life Investment Trust & Van Kampen Asset Management.

We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the "HLS Funds") based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, are paid, among other things, to provide administrative, processing, accounting and shareholder services for the HLS Funds.

Not all Fund complexes pay the same amounts of revenue sharing payments and/or Rule 12b-1 fees. Therefore, the amount or fees we collect may be greater or smaller based on the Funds you select. Revenue sharing and Rule 12b-1 fees do not exceed 0.50% and 0.35% respectively in 2008, of the annual percentage of the average daily net assets (for instance, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect $85 from that Fund). We do not receive any 12b-1 fees from any funds underlying a fund of fund for assets attributable to the fund of fund. We will endeavor to update this listing annually and interim arrangements may not be reflected. For the fiscal year ended December 31, 2008, revenue sharing and Rule 12b-1 fees did not exceed 4,688,229. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.

THE FIXED ACCOUNT

The portion of the prospectus relating to the Fixed Account is not registered under the 1933 Act and the Fixed Account is not registered as an investment company under the 1940 Act. The Fixed Account is not subject to the provisions or restrictions of the 1933 Act or the 1940 Act and the staff of the SEC has not reviewed the disclosure regarding the Fixed Account. The following disclosure about the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of disclosure.

The Fixed Account credits at least 3.0% per year. We are not obligated to, but may, credit more than 3.0% per year. If we do, such rates are determined at our sole discretion. Hartford does not guarantee that any crediting rate above the guarantee rate will remain for any guaranteed period of time. You assume the risk that, at any time, the Fixed Account may credit no more than 3.0%.

CHARGES AND DEDUCTIONS

DEDUCTIONS FROM PREMIUM

Before your premium is allocated to the Sub-Accounts and/or the Fixed Account, we deduct a percentage from your premium for a Premium Charge and tax charges. The amount allocated after the deductions is called your Net Premium.

PREMIUM CHARGES

HARTFORD LIFE INSURANCE COMPANY POLICIES -- We deduct a premium charge from each premium you pay. The maximum premium charge under the policy is 6% of premium. The premium charge compensates us for costs incurred in the distribution and sale of the policy.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY POLICIES -- We deduct a premium charge from each premium you pay. The maximum premium charge under the policy is 6% of premium. The premium charge compensates us for costs incurred in the distribution and sale of the policy. In Oregon, the maximum premium charge under the policy is 8% of premium.

TAX CHARGE -- We deduct a tax charge from each premium you pay. The tax charge covers taxes assessed against us by a state and/or other governmental entity. The range of such charge generally is between 0% and 4%.

DEDUCTIONS FROM ACCOUNT VALUE

MONTHLY DEDUCTION AMOUNTS -- Each month we will deduct an amount from your Account Value to pay for the benefits provided by your policy. This amount is called the Monthly Deduction Amount and equals the sum of:

-   the charge for the cost of insurance;

-   the monthly administrative charge;

-   the monthly per $1,000 charge;

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-   the mortality and expense risk charge;

-   any Face Amount increase fee;

-   any charges for additional benefits provided by rider;

The Monthly Deduction Amount will vary from month to month.

We will deduct the Monthly Deduction Amount on a pro rata basis from each available Sub-Account and the Fixed Account unless you choose the Allocation of Charges Option.

ALLOCATION OF CHARGES OPTION -- You may provide us with written instructions to re-direct the deduction of your policy's Monthly Deduction Amount charges that are assessed on a monthly basis to specified Sub-Account(s) and/or the Fixed Account. If you do not provide us with written instructions, or if the assets in any of the specified Sub-Accounts or the Fixed Account are insufficient to pay the charge as requested, the Monthly Deduction Amount will then be deducted on a pro rata basis from each available Sub-Account and the Fixed Account.

COST OF INSURANCE CHARGE -- The "cost of insurance" charge compensates the Company for providing insurance protection. It is deducted each month as part of the Monthly Deduction Amount and is designed to compensate the Company for the costs of paying death benefits. The charge for the cost of insurance equals:

-   the cost of insurance rate per $1,000, multiplied by

-   the amount at risk, divided by

-   $1,000.

On any Monthly Activity Date, the amount at risk equals the Death Benefit less the Account Value on that date, prior to assessing the Monthly Deduction Amount.

Cost of insurance rates will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. The cost of insurance rates will not exceed those based on the 2001 Commissioners' Standard Ordinary Mortality Table (ANB), Male or Female, Unismoke Table, age nearest birthday (unisex rates may be required in some states). A table of guaranteed cost of insurance rates per $1,000 will be included in your policy, however, we reserve the right to use rates less than those shown in the table. Substandard risks will be charged higher cost of insurance rates that will not exceed rates based on a multiple of 2001 Commissioners' Standard Ordinary Mortality Table (ANB), Male or Female, Unismoke Table, age nearest birthday (unisex rates may be required in some states and markets) plus any flat extra amount assessed. The multiple will be based on the insured's substandard rating.

Any changes in the cost of insurance rates will be made uniformly for all insureds of the same issue ages, genders, risk classes and whose coverage has been in-force for the same length of time. No change in insurance class or cost will occur on account of deterioration of the insureds' health.

Because your Account Value and death benefit may vary from month to month, the cost of insurance may also vary on each Monthly Activity Date. The cost of insurance depends on your policy's amount at risk. Items which may affect the amount at risk include the amount and timing of premium payments, investment performance, fees and charges assessed, rider charges, policy loans and death benefit changes to the Face Amount.

MONTHLY ADMINISTRATIVE CHARGE -- We deduct a monthly administrative charge from your Account Value to compensate us for certain policy administrative and sales expenses and costs we incur in marketing, underwriting and acquiring policy owners issue and administrative costs of the policy. During the first 5 Policy Years the charge is $30.00 per month, each year after the fifth Policy Year the charge is $10.00 per month.

MORTALITY AND EXPENSE RISK CHARGE -- We deduct a mortality and expense risk charge each month from your Account Value. The mortality and expense risk charge compensates us for the mortality risks and expenses we assume under the Policies. The mortality risk assumed is that the actual life expectancy of insureds will be different than what we estimated based on actuarial assumptions. The expense risk assumed is that the expenses we incur for issuing and administering the policies will be greater than what we projected. The mortality and expense risk charge each month is equal to the:

-the monthly mortality and expense risk rate; multiplied by

- the sum of your accumulated values in the Sub-Accounts on the Monthly Activity Date, prior to assessing the Monthly Deduction Amount.

HARTFORD LIFE INSURANCE COMPANY POLICIES -- During the first 10 policy years, the maximum mortality and expense risk rate is 1/12 of 0.75% per month. During policy years 11-20 the maximum is 1/12 of 0.60% per month and the current (the amount we are currently charging) mortality and expense risk rate is 1/12 of 0.50% per month. Thereafter, the maximum is 0.00% per month.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY POLICES -- During the first 10 policy years, the current (the amount we are currently charging) and maximum mortality and expense risk rate is 1/12 of 0.75% per month. During policy years 11-20 the maximum is 1/12 of 0.60% per month and the current mortality and expense risk rate is 1/12 of 0.50% per month. After the 20th policy year the current and maximum charge is 0.00% per month.

The mortality and expense risk charge compensates us for mortality and expense risks assumed under the policies. The mortality risk assumed is that the cost of insurance charges are insufficient to meet actual claims. The expense risk assumed is that the expense incurred in issuing, distributing and administering the policies exceed the administrative charges and sales loads collected. Hartford may keep any difference between the cost it incurs and the charges it collects.

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24

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MONTHLY PER $1,000 CHARGE -- The Monthly per $1,000 charge compensates us for certain administrative and sales expenses we incur in marketing, underwriting and acquiring policy owners. During the first 7 policy years, the monthly per $1,000 of initial Face Amount is individualized based on issue ages, and is provided in the policy.

FACE AMOUNT INCREASE FEE -- We deduct a dollar amount from your Account Value for an unscheduled increase of the Face Amount on your policy. We deduct the fee each month for twelve months after the increase. The fee is 1/12 of $1.00 per month per $1,000 of unscheduled increase in the Face Amount. The fee will not be less than 1/12 of $500 per month, but will not exceed 1/12 of $3,000 per month. This fee compensates us for underwriting and processing costs for such increases.

RIDER CHARGE -- If your policy includes riders, a charge applicable to the riders is made from the Account Value each month. The charge applicable to these riders is to compensate Hartford for the anticipated cost of providing these benefits and is specified on the applicable rider. For a description of the riders available, see "Your Policy -- Optional Supplemental Benefits."

SURRENDER CHARGE -- During the first 9 policy years, surrender charges will be deducted from your Account Value if:

-   you surrender your policy

The amount of surrender charge is individualized based on your issue ages, gender, insurance classes, duration and initial Face Amount. The charge compensates us for expenses incurred in issuing the policy and the recovery of acquisition costs. Hartford may keep any difference between the cost it incurs and the charges it collects. The amount of surrender charge varies by policy year.

CHARGES FOR THE FUNDS

The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.

YOUR POLICY

CONTRACT RIGHTS

POLICY OWNER, OR "YOU" -- As long as your policy is in force, you may exercise all rights under the policy while either of the insureds is alive and no beneficiary has been irrevocably named.

BENEFICIARY -- The beneficiary is the person you name in the application to receive any death benefit. You may change the beneficiary (unless irrevocably named) while either of the insureds is alive by notifying us in writing. If no beneficiary is living when the last surviving insured dies, the death benefit will be paid to you, if living; otherwise, it will be paid to your estate.

INSURED -- The insured is the person on whose life the policy is issued. You name the insured in the application of the policy. The policy owner must have an insurable interest on the life of the insured in order for the policy to be valid under state law and for the policy to be considered life insurance for federal income tax purposes. An insurable interest generally exists when there is a demonstrable interest in something covered by an insurance policy, the loss of which would cause deprivation or financial loss. There must be a valid insurable interest at the time the policy is issued. If there is not a valid insurable interest, the policy will not provide the intended benefits. Through our underwriting process, we will determine whether the insured is insurable.

You may request to change the Insured's risk class to a more favorable class if the health of the Insured has improved or in the Insured no longer uses nicotine. Upon providing us satisfactory evidence, we will review the risk classification. If we grant a change in risk classification, only future cost of insurance rates will be based on the more favorable class and all other contract terms and provisions will remain as established at issue. We will not change a risk class on account of deterioration of your health.

ASSIGNMENT -- You may assign your policy. Until you notify us in writing, no assignment will be effective against your policy. We are not responsible for the validity of any assignment.

STATEMENTS -- We will send you a statement at least once each year, showing:

-   the current Account Value, Cash Surrender Value and Face Amount;

- the premiums paid, monthly deduction amounts and any loans since your last statement;

-   the amount of any Indebtedness;

-   any notifications required by the provisions of your policy; and

- any other information required by the Insurance Department of the state where your policy was delivered.

REPLACEMENTS

A "replacement" occurs when a new policy is purchased and, in connection with the sale, an existing policy is surrendered, lapsed, forfeited, assigned to another insurer, otherwise terminated or used in a financial purchase. A "financial purchase" occurs when the purchase of a new life insurance policy or annuity contract involves the use of money obtained from the values of an existing life insurance policy or annuity contract through withdrawal, surrender or loan.

There are some circumstances where replacing your existing life insurance policy can benefit you. However, there are many

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                                                                          25

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circumstances where a replacement will not be in your best interest. You should carefully review the costs, benefits and features of your existing life insurance policy against a proposed policy to determine whether a replacement is in your best interest.

RIGHT TO EXAMINE A POLICY -- You have a limited right to return your policy for cancellation. You may deliver or mail the policy to us or to the agent from whom it was purchased any time during your free look period.

FREE LOOK PERIOD FOR POLICIES ISSUED BY HARTFORD LIFE INSURANCE COMPANY:

Your free look period begins on the day You get Your Policy and ends ten days after You receive it. If you properly exercise your free look, the Contract will be rescinded and We will pay an amount equal to the greater of (a) the total premiums paid for the Policy less any Indebtedness; or (b) the sum of: i) the Account Value less any Indebtedness, on the date the returned Policy is received by Us or the agent from whom it was purchased; and, (ii) any deductions under the Policy or charges associated with the Separate Account.

FREE LOOK PERIOD FOR POLICIES ISSUED BY HARTFORD LIFE AND ANNUITY INSURANCE
COMPANY:

Your free look period begins on the day You receive Your Policy and ends ten days after You receive it (or longer in some states). If you properly exercise your free look, the Contract will be rescinded and We will pay you an amount equal to the greater of (a) the total premiums paid for the Policy less any Indebtedness; or (b) the sum of: i) the Account Value less any Indebtedness, on the date the returned Policy is received by Us or the agent from whom it was purchased; and, (ii) any deductions under the Policy or charges associated with the Separate Account. The state in which the policy is issued determines the free look period. You should refer to your Policy for information.

POLICY LIMITATIONS

ALLOCATIONS TO SUB-ACCOUNTS AND THE FIXED ACCOUNT -- You may allocate amounts to a maximum of twenty (20) investment choices including the Sub-Accounts and Fixed Account.

TRANSFERS OF ACCOUNT VALUE -- You may transfer amounts among the Fixed Account and the Sub-Accounts. We reserve the right to charge a transfer fee of up to $25 per transfer in excess of one transfer per calendar month. You may request transfers in writing or by calling us at 1-800-231-5453. Transfers by telephone may also be made by your authorized agent of record. Telephone transfers may not be permitted in some states. We will not be responsible for losses that result from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The procedures we follow for transactions initiated by telephone include requiring callers to provide certain identifying information. All transfer instructions communicated to us by telephone are tape recorded.

CAN YOU TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

You may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.

WHAT IS A SUB-ACCOUNT TRANSFER?

A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Account Value among the underlying Funds available in your Policy. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?

Many Policy Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Policy Owners allocate Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that underlying Fund we would need to sell to satisfy all Policy Owners' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or Premium Payments allocated to that Sub-Account and determine how many shares of that underlying Fund we would need to buy to satisfy all Policy Owners' "transfer-in" requests.

In addition, many of the underlying Funds that are available as investment options in our variable life policies are also available as investment options in variable annuity contracts, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and Policy Owners in these other products engage in similar transfer transactions.

We take advantage of our size and available technology to combine sales of a particular underlying Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular underlying Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the price you pay for or receive upon the purchase or sale of an investment option. This means that we sometimes reallocate shares of an underlying Fund rather than buy new shares or sell shares of the underlying Fund.


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26

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For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that underlying Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Policy Owners and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same underlying Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

ARE THERE ANY CHARGES FOR TRANSFERS AMONG SUB-ACCOUNTS?

Under the Policy, we have the right to assess an Administrative Transfer Fee of up to $25 per transfer after the first transfer you make in any month. We are currently not assessing Administrative Transfer Fees.

WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Policy Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer", however, you cannot transfer the same Account Value more than once a Valuation Day.

For Example:

- If the only transfer you make on a day is a transfer of $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.

- If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer.

- Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day's transfer activity would count as one Sub-Account transfer.

- Conversely, if you have $10,000 in Account Value distribution among 10 different Sub-Accounts and you request to transfer the Account Value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

- However, you cannot transfer the same Account Value more than once in one day. That means if you have $10,000 in a Money Market Fund Sub-Account and you transfer all $10,000 into a Stock Fund Sub-Account, on that same day you could not then transfer the $10,000 out of the Stock Fund Sub-Account into another Sub-Account.

SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CALENDAR YEAR (THE "TRANSFER RULE") BY U.S. MAIL, VOICE RESPONSE UNIT, INTERNET, TELEPHONE, SAME DAY MAIL OR COURIER SERVICE. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests (and any trade cancellation requests) in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet, same day mail service or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.

The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on an underlying Fund merger, substitution or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase this Policy if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Policy if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same underlying Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of an underlying Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:

UNDERLYING FUND TRADING POLICIES

Generally, You are subject to underlying Fund trading policies, if any. We are obligated to provide, at the underlying Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist underlying Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to assist an underlying Fund, to help monitor compliance with that Fund's trading policy.

We are obligated to follow each underlying Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into an underlying Fund or other funds within that fund complex. We are not authorized to grant exceptions to an underlying Fund's trading policy. Please refer to each underlying Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.

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In certain circumstances, Underlying Fund trading policies do not apply or may be limited. For instance:

- Certain types of financial intermediaries may not be required to provide us with shareholder information.

- "Excepted funds" such as money market funds and any underlying Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that an underlying Fund treats as a single investor.

- A Fund can decide to exempt categories of Policy Owners whose Policies are subject to inconsistent trading restrictions or none at all.

- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Policy; or (iv) as a result of payments such as loan repayments, scheduled Premium Payments, scheduled withdrawals or surrenders, retirement plan Premium Payments.

POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading activities. For instance,

- Since we net all the purchases and redemptions for a particular underlying Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

- Certain forms of variable annuities and types of underlying Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

- Our policies apply only to individuals and entities that own or are Policy Owners under this Policy. However, the underlying Funds that make up the Sub-Accounts of this Policy are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

- In some cases, we are unable to count the number of Sub-Account transfers requested by group annuity participants co-investing in the same Funds ("Participants") or enforce the Transfer Rule because we do not keep Participants' account records for a Contract. In those cases, the Participant account records and Participant Sub-Account transfer information are kept by such owners or its third party service provider. These owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.

HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by an underlying Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact underlying Fund performance and, as a result, the performance of your Policy. This may also lower the Death Benefit paid to your Beneficiary.

Separate Account investors could be prevented from purchasing underlying Fund shares if we reach an impasse on the execution of an underlying Fund's trading instructions. In other words, an underlying Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and The Hartford can not reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Policy Owner to provide the information. If the Policy Owner does not provide the information, we may be directed by the Fund to restrict the Policy Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Policy will also be precluded from further purchases of Fund shares.

LIMITATIONS ON TRANSFERS FROM THE FIXED ACCOUNT -- Except for transfers made under the Dollar Cost Averaging Program or transfers made as a result of a policy loan, any transfers from the Fixed Account must occur during the 30-day period following each policy anniversary, and, the amount transferred from the Fixed Account in any policy year may not exceed the greater of $1,000 or 25% of the accumulated value in the Fixed Account on the transfer date. As a result of these restrictions, it can take several years to transfer amounts from the Fixed Account to the Sub-Accounts.

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For example, it may take 16 years to move $100,000 from the Fixed Account
(assuming no growth on the account or policy charges):

                            BEGINNING
                              FIXED
                             ACCOUNT             AMOUNT             ENDING
                              VALUE            TRANSFERRED          BALANCE
YEAR                           ($)                 ($)                ($)
--------------------------------------------------------------------------------
1                             100,000             25,000             75,000
2                              75,000             18,750             56,250
3                              56,250             14,063             42,188
4                              42,188             10,547             31,641
5                              31,641              7,910             23,730
6                              23,730              5,933             17,798
7                              17,798              4,449             13,348
8                              13,348              3,337             10,011
9                              10,011              2,503              7,508
10                              7,508              1,877              5,631
11                              5,631              1,408              4,224
12                              4,224              1,056              3,168
13                              3,168              1,000              2,168
14                              2,168              1,000              1,168
15                              1,168              1,000                168
16                                168                168                  0

In addition, if you choose to participate in an Asset Allocation Program after you have allocated money to the Fixed Account, the entire value in the Fixed Account will not be immediately eligible for the Asset Allocation Program.

DEFERRAL OF PAYMENTS -- State law allows us to defer payment of Cash Surrender Values, withdrawals and loan amounts which are not attributable to the Sub-Accounts for up to six months from the date of the request. These laws were enacted many years ago to help insurance companies in the event of a liquidity crisis. If we defer payment for more than 30 days, we will pay you interest. For policies issued in New York, if we defer payment for more than 10 days, we will pay you interest.

CHANGES TO CONTRACT OR SEPARATE ACCOUNT

MODIFICATION OF POLICY AND CHANGE IN OPERATION OF THE SEPARATE ACCOUNT -- The only way the policy may be modified is by written agreement signed by our President, or one of our Vice Presidents, Secretaries or Assistance Secretaries. At our election and subject to any necessary vote by persons having the right to give instructions on the voting of Fund shares held by the Sub-Accounts, the Separate Account may be operated as a management company under the Investment Company Act of 1940 (the Act) or any form permitted by law, may be deregistered under the Act in the event registration is no longer required, or may be combined with one or more Separate Accounts.

Upon notice to policy owners and subject to any required regulatory approvals, we may make certain modifications to the policy that are necessary to operate the Separate Account in any form permitted under the Act or in any form permitted by law, including: (1) the transfer of value in any Sub-Account to another Sub-Account or to one or more other separate accounts; (2) add, combine, or eliminate Sub-Accounts in the Separate Account or combine the Separate Account with another separate account; (3) substitute for the units held by any Sub-Account the units of another Sub-Account or another investment company or any other investment permitted by law; (4) make any changes required to comply with the requirements of any Fund, including, but not limited to, the imposition of a redemption charge or other fee by a Fund; or (5) make any other modifications to the Policy that, in Our judgment, are necessary or appropriate to ensure that it continues to qualify as life insurance under the applicable section(s) of the Internal Revenue Code, or any other applicable law, regulation or interpretation.

SUBSTITUTION OF FUNDS -- We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.

SEPARATE ACCOUNT TAXES -- Currently, no charge is made to the Separate Account for federal, state and local taxes that may be allocable to the Separate Account. A change in the applicable federal, state or local tax laws which impose tax on Hartford and/or the Separate Account may result in a charge against the policy in the future. Charges for other taxes, if any, allocable to the Separate Account may also be made.

OTHER BENEFITS

ENHANCED RATE DOLLAR COST AVERAGING (EDCA) PROGRAM At times, we may offer an Enhanced Rate DCA Program where you can earn a fixed rate of interest on initial premiums (including 1035 premiums) allocated to a segment of the Fixed Account over a period of 6 Months. Under the 6 Month Program, the initial premium payment (including premiums received in conjunction with a 1035 exchange) will earn a fixed rate (the rate will not change) for 6 months. The 6 month period begins on the monthly activity date after We receive the initial premium and after the free look period has expired. During the 6 month period, you must transfer these amounts into your selected "EDCA Target Investment Options" (excluding the Fixed Account option). You will select your EDCA Target Investment Options when you enroll in the program. The EDCA Target Investment Options may be the same as your premium allocation instructions.

The interest earned under an Enhanced Rate DCA Program may be different from the interest earned on value allocated to the Fixed Account option. The interest rate under the Enhanced Rate DCA Program may also vary depending on when you purchased your Policy and/or enrolled in the program. You may elect to terminate your participation in the Enhanced Rate

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DCA Program at any time by notifying Us. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the EDCA Target Investment Options unless your notify us with alternative allocation instructions.

Please consult your registered representative to determine which programs are currently available and to obtain the program enrollment documents that contain additional information about the program. We may discontinue offering the Enhanced Rate DCA Program at anytime.

DOLLAR COST AVERAGING PROGRAM -- You may elect to allocate your Net Premiums among the Sub-Accounts and the Fixed Account pursuant to the Dollar Cost Averaging (DCA) program. The DCA program allows you to regularly transfer an amount you select from the Fixed Account or any Sub-Account into a different Sub-Account. Amounts will be transferred monthly to the other investment choices in accordance with your allocation instructions. The dollar amount will be allocated to the investment choices that you specify, in the proportions that you specify. If, on any transfer date, your Account Value allocated to the Dollar Cost Averaging program is less than the amount you have elected to transfer, your DCA program will terminate.

You may cancel your DCA election by notice in writing or by calling us at 1-800-231-5453. We reserve the right to change or discontinue the DCA program.

The main objective of a DCA program is to minimize the impact of short-term price fluctuations. The DCA program allows you to take advantage of market fluctuations. Since the same dollar amount is transferred to your selected investment choices at set intervals, the DCA program allows you to purchase more accumulation units when prices are low and fewer accumulation units when prices are high. Therefore, a lower average cost per accumulation unit may be achieved over the long term. However, it is important to understand that the DCA program does not assure a profit or protect against investment loss.

STATIC ASSET ALLOCATION MODELS

This feature allows you to select your portfolio of Funds based on your risk tolerance, time horizon and investment objectives. Based on these factors, you can select one of several asset allocation models, with each specifying percentage allocations among various Funds available under your Policy ("model portfolios"). These model portfolios are based on generally accepted investment theories that take into account the historic returns of different asset classes (e.g., equities, bonds or cash) over different time periods. We make available educational information and materials (e.g., pie charts, graphs, or case studies) that can help you select a model portfolio, but we do not recommend models or otherwise provide advice as to what model portfolio may be appropriate for you.

You choose how much of your Account Value you want to invest in this program. You can also combine this program with the Dollar Cost Averaging Program (subject to restrictions). Your investments under the program will be rebalanced at the specified frequency (quarterly, semi-annual or annual) you choose to reflect the model portfolio's original percentages, thereby eliminating imbalances resulting from market movements and/or partial Surrenders. We have no discretionary authority or control over your investment decisions. These model portfolios are based on then available Funds and do not include the Fixed Account. You may participate in only one model portfolio at a time.

You will not be provided with information regarding periodic updates to the Funds and allocation percentages in the model portfolios, and we will not reallocate your Account Value based on those updates. Information on updated model portfolios may be obtained by contacting your Registered Representative. Investment alternatives other than these model portfolios are available that may enable you to invest you Account Value with similar risk and return characteristics. When considering a model portfolio for your individual situation, you should consider your other assets, income and investments in addition to this Policy.

ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can only participate in one model at a time. The Fixed Account is not an available investment choice under an asset rebalancing program.

IMPACT OF FUND CHANGES ON DCA PROGRAM, ASSET ALLOCATION PROGRAM AND ASSET REBALANCING PROGRAM -- Certain Fund changes may impact these programs. If a Fund (merging Fund) contained in one of these programs merges into another Fund (surviving Fund) and we do not receive alternative instructions from you, we will automatically replace the merging fund with the surviving fund for each of the programs. If a Fund contained in one of these programs is liquidated, unless other instructions are received, we will automatically move the policy value of the liquidated fund to the current money market fund for each of these programs.

OPTIONAL SUPPLEMENTAL BENEFITS -- The optional supplemental benefits discussed below are among the options that may be included in a policy by rider, subject to the restrictions and limitations set forth in the rider. The cost for any optional rider you select depends on the issue age, sex, and risk class of the person insured under the policy and the amount of benefit provided by the rider. The maximum cost for the rider will be stated in your policy on the policy specifications pages.

- ESTATE TAX REPEAL RIDER -- This rider allows you to terminate the policy and receive the policy's Account Value without paying applicable Surrender Charges, if there is no federal Estate Tax law in effect during 2011 and we receive your surrender request during the month of January 2011. The amount you receive under this rider is reduced by any outstanding Indebtedness. There is no additional charge for this rider.

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-   LAST SURVIVOR EXCHANGE OPTION RIDER -- We will exchange your policy for two individual policies on the life of each of the persons insured under the policy. This benefit is subject to the conditions stated in the rider and may be exercised only in the event of divorce, business dissolution or certain changes in the federal tax laws. There is no charge for this rider.

- ESTATE PROTECTION RIDER -- This rider provides additional insurance protection for the first four policy years. There is a charge for the rider and it may only be purchased at issue. The rider may be cancelled at anytime. There are no charges for the rider after it has been cancelled or terminated.

- OVERLOAN PROTECTION RIDER -- This rider gives you the option to continue your policy at a reduced death benefit with no further Monthly Deduction Amounts in the event your policy is in danger of default or termination due to excessive Indebtedness. Indebtedness can exceed the Face Amount where a policy owner takes out several policy loans or a large policy loan and does not pay back the loan or loan interest. Since loan interest will continue to accrue while the Policy Loan is outstanding, overtime Indebtedness can eventually exceed the Face Amount. Subject to the terms and limitations described in the rider, the rider guarantees the policy will not go into default or terminate due to excessive Indebtedness. The Overloan Protection Rider can also prevent the Policy from lapsing which could result in a taxable event where the policy owner would be deemed to have received income under the Policy upon policy lapse. The Overloan Protection Rider may be elected if: (a) Indebtedness exceeds the Face Amount, or amounts at least equal to all premiums paid have been withdrawn; (A loan is not considered a withdrawal for purposes of requirement (a).) (b) the Policy has been inforce at least 15 Policy Years; (c) the younger Insured has attained age 75 (or would have, if deceased) and (d) Indebtedness does not exceed 99.5% (92.5% including the impact of the maximum 7% transaction charge) of the Account Value after deduction of the transaction charges as of the rider election effective date (when Indebtedness exceeds 90.0% of the Account Value (excluding the impact of the transaction charge) we will send you notification).

  After electing the Overloan Protection Rider: (a) A maximum transaction charge of 7% will be deducted from the Account Value (the Death Benefit is reduced before the charge is taken); (b) the Death Benefit Option will be Option A (Level Option), subject to the minimum death benefit provision; (c) if Indebtedness does not exceed the Face Amount, the Face Amount will be decreased to 100.5% of the Account Value; (d) all other Riders will be terminated; (E) ANY ACCOUNT VALUE IN THE SEPARATE ACCOUNT WILL BE TRANSFERRED TO THE FIXED ACCOUNT; (f) no Monthly Deductions will be taken; (g) no further transfers will be allowed; (h) no additional premium payments will be accepted; (i) interest charged on Indebtedness will continue to accrue; (j) loan repayments will be accepted; and (k) the termination due to excessive Indebtedness provision in the policy will be suspended.

  There is a risk that the Internal Revenue Service could assert that the policy has been effectively terminated when you exercise the Overloan Protection Rider and that the outstanding loan balance should be treated as a distribution. Depending on the circumstances, all or part of such deemed distribution may be taxable as income. In addition, there is uncertainty about whether Indebtnedess should be treated as the deemed cash surrender value for purposes of Section 7702 of the Internal Revenue Code. Currently, we do not treat Indebtedness as the cash surrender value for purposes of Section 7702. You should consult a tax advisor before exercising the Overloan Protection Rider.

  Here is a hypothetical example to help you understand how the Overloan Protection Rider works:

  Assumptions:
  Face Amount: $500,000, Account Value: $200,000,
  Indebtedness: $182,000

  If a surviving Insured female, nonsmoker, Age 85 exercises the Overloan Protection Rider, the transaction charge would be $14,000 and the Face Amount would be reduced to $186,930.

- GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER ("GMAB") -- This rider, subject to the conditions described in the rider, guarantees that Your Account Value on the last day of the GMAB Period (Benefit Date), will be at least equal to the sum of the total gross Premiums received by us (as adjusted for withdrawals and face decreases) (Benefit Amount). The Benefit Date is typically the last day of your No-Lapse Guarantee Period. If the Account Value on the Benefit Date is less than the Benefit Amount as calculated on that date, the Account Value will be increased by an amount equal to the difference between the Account Value and the Benefit Amount . The amount by which the Account Value is increased will be allocated to the Sub-Account(s) shown in your Policy (typically the Money Market Sub-Account) on the Valuation Day immediately following the Benefit Date and will be subject to market fluctuation. The ultimate value of this amount will be based on the accumulation unit values next calculated after the amount has been allocated to your Policy. However, if we receive a Good Order request to surrender the Policy as of the Benefit Date, your cash surrender value will be increased by the difference between the Account Value and Benefit Amount (as adjusted for withdrawals, and face amount decreases) as of the Benefit Date. The rider has no cash value.

  The CUMULATIVE RIDER PREMIUM is the premium required to maintain the Rider. On the first Monthly Activity Date following the Policy Date, the Cumulative Rider Premium is the Monthly Rider Premium that will be shown in your Policy Specifications Page. On each Monthly Activity Date thereafter, the Cumulative Rider Premium is (a) the Cumulative Rider Premium on the previous Monthly Activity Date; plus

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  (b) the current Monthly Rider Premium. A Withdrawal will result in a recalculation (reduction) of the future Cumulative Rider Premium. Policy fees and charges have no impact on the Cumulative Rider Premium. Please see the section entitled "Additional information about how withdrawals and face amount reductions will impact the benefits of the GMAB and the GMDB Riders" for more information.

  The MONTHLY RIDER PREMIUM is the monthly premium required to maintain the Rider that will be shown in your Policy Specifications Page.

  THE RIDER IS GENERALLY ONLY AVAILABLE AT POLICY ISSUE AS LONG AS EACH INSURED IS EITHER:

       a) BETWEEN THE ISSUE AGES OF 20 TO 60 AND A STANDARD OR BETTER NON-NICOTINE UNDERWRITING CLASS OR

       b) BETWEEN THE ISSUE AGES OF 20 TO 55 AND A STANDARD OR BETTER NICOTINE UNDERWRITING CLASS

  WITH THE INITIAL FACE AMOUNT IS BETWEEN $100,000 AND $5,000,000.

    - There is a charge for this Rider. The charge will be automatically deducted on each Monthly Activity Date from the Account Value as part of the Monthly Deduction Amount. The charge will continue to be taken until the Rider is terminated.

    - There is a Cumulative Rider Premium required to maintain the rider. We will perform an annual test on each Policy Anniversary to determine if the required Cumulative Rider Premium has been received by Us. We will provide you notification if your rider fails this test and the amount of premium required to prevent the rider from terminating. In any Policy Year, we may limit Premium payments to no greater than 200% of the annualized Monthly Rider Premium. Any excess Premium will be refunded to you.

    - Withdrawals (does not include Policy Loans or policy fees and charges) made will reduce the Benefit Amount proportionately based on the Account Value at the time of the Withdrawal. Decreases in Face Amount will also reduce the Benefit Amount proportionately based on the current Face Amount at the time of the decrease and will result in a new Monthly Rider Premium. See below for additional information about how withdrawals and face amount decreases impact the Benefit Amount.

    - At anytime on or after the Rider Effective Date, we may limit the Subaccounts in which You may allocate all or a portion of Your Account Value (Subaccount Restrictions). For example, We may require that You allocate such amounts in accordance with an asset allocation model or a fund-of-funds Subaccount. We will provide you notice of the Subaccounts Restrictions and of any change in the Subaccount Restrictions. Any transfers required to be made to comply with the Subaccount Restrictions will not be used in determining the number of transfers allowed under the Policy. You may terminate the GMAB Rider at anytime.

    - The Rider will continue until the earlier of: when the Policy terminates, when We receive a request to cancel it; the Benefit Date; the end of the 30-day period after we notify you of the minimum Premium amount required to maintain this Rider and it is not received by Us; the date We approve a request from You to increase the Face Amount; or the date we approve a request to accelerate the Death Benefit. (We offer two riders that provide the ability to accelerate the death benefit in the event the insured becomes "terminally ill" or "chronically ill," the Accelerated Death Benefit Rider for Terminal Illness and the LifeAccess Accelerated Benefit Rider, respectively.)

    - The Rider may not be reinstated, except in the event the Policy terminates and is subsequently reinstated during the GMAB Guarantee Period. If the rider is reinstated, the Cumulative Rider Premium will be restored, except that it will not be increased during periods of time that the policy was not in force. Fees will not be due for periods of time that the Policy was not in force. All other rider benefits and rights will be restored.

    - Prior to the Benefit Date, the Rider does not have any direct impact on policy values or benefits.

  The following hypothetical example is provided to help you understand how the GMAB rider works:

  Assumptions:
  Policy issued on January 5, 2010 insuring a female preferred non-nicotine age 45 and a male preferred non-nicotine age 40

  Policy Face Amount: $500,000

  Benefit Date: January 5, 2030

  Cumulative Required Premium: $402 monthly or $96,480 as a single payment

  On January 5, 2030 (Benefit Date), total gross premiums paid equals $96,480 and the Account Value (as calculated as of the end of that day) equals $65,000. There have been no withdrawals, loans or Face Amount decreases. The Benefit Amount $31,480 (total premiums paid -- Account Value on Benefit Date) is deposited into the Money Market Account under the Policy on the Valuation Day following the Benefit Date.

- GUARANTEED PAID-UP DEATH BENEFIT RIDER ("GMDB") -- This rider, subject to the conditions described in the rider, gives You the option to continue Your Policy as a Paid-Up Life Insurance Policy (Paid-Up Policy) at the end of the Rider Guarantee Period (Benefit Date). A Paid-Up Policy is a policy that does not require any additional premium to be paid to support the death benefit. The Benefit Date is shown in the Additional Benefits and Riders section of the Policy Specifications and is typically the last day of your No-Lapse Guarantee Period. The Benefit Amount will be a

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  Paid-Up Policy that will have a Death Benefit at least equal to the greater of:

    - Gross premiums paid, including 1035 premium, minus rider benefit reductions due to withdrawals and face amount decreases, or

    - the maximum amount of insurance that the Account Value, less Indebtedness, would provide assuming an annual interest rate of 5%, the Guaranteed Cost of Insurance charges shown in your policy specifications page and no other expenses.

  The CUMULATIVE RIDER PREMIUM is the premium required to maintain the Rider. On the first Monthly Activity Date following the Policy Date, the Cumulative Rider Premium is the Monthly Rider Premium that will be shown in your Policy Specifications Page. On each Monthly Activity Date thereafter, the Cumulative Rider Premium is (a) the Cumulative Rider Premium on the previous Monthly Activity Date; plus (b) the current Monthly Rider Premium.

  The MONTHLY RIDER PREMIUM is the monthly premium required to maintain the Rider that will be shown in your Policy Specifications Page.

  The rider is generally only available at policy issue as long as each insured is either:

       a) between the issue ages of 20 to 60 and a standard or better non-nicotine underwriting class or

       b) between the issue ages of 20 to 55 and a standard or better nicotine underwriting class with the initial face amount is between $100,000 and $10,000,000.

    - There is a charge for this Rider. The charge will be automatically deducted on each Monthly Activity Date from the Account Value as part of the Monthly Deduction Amount. The charge will continue to be taken until the Rider is terminated.

    - There is a Cumulative Rider Premium required to maintain the rider. We will perform an annual test on each Policy Anniversary to determine if the required Cumulative Rider Premium has been received by Us. We will provide you notification if your rider fails this test and the amount of premium required to prevent the rider from terminating.

    - Withdrawals made will reduce the Benefit Amount proportionately based on the Account Value at the time of the Withdrawal. Decreases in Face Amount will also reduce the Benefit Amount proportionately based on the current Face Amount at the time of the decrease and will result in a new Monthly Rider Premium. A Withdrawal will result in a recalculation (reduction) of the future Cumulative Rider Premium. Policy charges are not considered withdrawals for purposes of the Rider. See below for additional information about how withdrawals and face amount decreases impact the Benefit Amount.

    - At anytime on or after the Rider Effective Date, we may limit the Subaccounts in which You may allocate all or a portion of Your Account Value (Subaccount Restrictions). For example, We may require that You allocate such amounts in accordance with an asset allocation model or a fund-of-funds Subaccount. We will provide you notice of the Subaccounts Restrictions and of any change in the Subaccount Restrictions. Any transfers required to be made to comply with the Subaccount Restrictions will not be used in determining the number of transfers allowed under the Policy. You may terminate the GMDB Rider at anytime.

    - The Rider will continue until the earlier of: when the Policy terminates, when We receive a request to cancel it; the Benefit Date; the end of the 30-day period after we notify you of the minimum Premium amount required to maintain this Rider and it is not received by Us; the date We approve a request from You, to increase the Face Amount; or the date we approve a request to accelerate the Death Benefit. (We offer two riders that provide the ability to accelerate the death benefit in the event the insured becomes "terminally ill" or "chronically ill," the Accelerated Death Benefit Rider for Terminal Illness and the LifeAccess Accelerated Benefit Rider, respectively.)

    - The Rider may not be reinstated, except in the event the Policy terminates and is subsequently reinstated during the Rider Guarantee Period. If the rider is reinstated, the Cumulative Rider Premium will be restored, except that it will not be increased during periods of time that the Policy was not in force. Fees will not be due for periods of time that the Policy was not in force. All other rider benefits and rights will be restored.

    - We will notify You at least 60 days prior to the Benefit Date of Your option to continue the Policy as a Paid-Up Policy. We must receive Your request to exercise this option within such 60-day period. Upon Our receipt of Your request to exercise this option, We will continue the Policy as a Paid-Up Policy effective as of the Benefit Date. In the absence of any instructions from You to exercise the Rider Benefit, the Policy will continue with no modifications to its terms and conditions and this Rider will terminate on the Benefit Date, except as described in the next bullet. In addition, this Rider, and any other Riders attached to the Policy, will terminate. We will notify You if this occurs.

    - If, on the Benefit Date, the Policy is being kept inforce by the No Lapse Guarantee provision, We will automatically continue the Policy as a Paid-Up Policy with a Death Benefit equal to the Benefit Amount as calculated on the Benefit Date as described above.

    - The Death Benefit of the Paid-Up Policy will be at least equal to the sum of the total Premiums received by Us as of the Benefit Date, adjusted by Indebtedness and any Withdrawals or Decreases in Face Amounts made under the Policy as of that date, or an amount calculated using

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     the Account Value, minus Indebtedness, as a net single premium as of the
     Benefit Date at the then Attained Age of the Insured based on 5% interest, if greater.

    - Subsequent cash values of the Paid-Up Policy upon surrender will be based on the same mortality table used for the Policy to which this rider is attached as shown in the Policy Specifications and 5% interest. No loans or withdrawals will be allowed under the Paid-Up Policy. In addition, this Rider, and any other Riders attached to the Policy, will terminate.

    - Prior to exercising the Rider, the Rider does not have any direct impact on policy values or benefits.

  The following hypothetical example is provided to help you understand how the GMDB Rider works:

  Policy issued on January 5, 2010 insuring a female preferred non-nicotine age 45 and a male preferred non-nicotine age 40

  Policy Face Amount: $500,000

  Benefit Date: January 5, 2030

  Cumulative Required Premium $117.50 monthly or $28,200 as a single payment

  On January 5, 2030 (Benefit Date), total gross premiums paid equals $28,200 and the Account Value (as calculated as of the end of that day) equals $15,000. There have been no withdrawals, loans or Face Amount decreases. If the rider is exercised, the Paid-Up Policy will have a Death Benefit of $48,323 because this amount is the greater of (i) gross premiums paid minus rider benefit reductions from withdrawals and face amount decreases ($28,200) and (ii) A death benefit based on a Net Single Premium equal to Account Value minus Indebtedness of (ii) $48,323 .

ADDITIONAL INFORMATION ABOUT HOW WITHDRAWALS AND FACE AMOUNT REDUCTIONS WILL IMPACT THE BENEFITS OF THE GMAB AND THE GMDB RIDERS

As discussed above, withdrawals and face reductions will reduce each rider's benefit and required premium while charges will continue. At the time of a withdrawal transaction, the rider benefit reduction and premium reduction are calculated as follows:

Withdrawals for the GMAB and GDB Riders

RIDERBENEFITREDUCTION = [ Gross Withdrawal amount / (Account Value - Indebtedness) ] x Benefit Amount, rounded to the nearest penny, where Account Value and Indebtedness are measured prior to the withdrawal, and the Benefit Amount is measured after all increases to benefit amount have been applied for that day.

REQUIREDPREMIUMREDUCTION = ( Decrease Amount / TotalFace ) x Premium requirement, rounded to the nearest penny, where TotalFace is measured prior to the decrease, and the Premium requirement is the annual premium requirement before the decrease. TotalFace is the total face amount in force for the primary insured, including initial face amount, increases, and any term insurance rider in force on the life of the primary insured.

Face Amount Reductions for the GMAB and GMDB Riders

RIDERBENEFITREDUCTION = ( Decrease Amount / TotalFace ) x Benefit Amount, rounded to the nearest penny, where TotalFace is measured prior to the decrease, and the Benefit Amount is measured before any increases to benefit amount have been applied for that day. TotalFace is the total face amount in force for the primary insured, including initial face amount, increases, and any term insurance rider in force on the life of the primary insured.

REQUIREDPREMIUMREDUCTION = ( Decrease Amount / TotalFace ) x Premium requirement, rounded to the nearest penny, where TotalFace is measured prior to the decrease, and the Premium requirement is the annual premium requirement before the decrease. TotalFace is the total face amount in force for the primary insured, including initial face amount, increases, and any term insurance rider in force on the life of the primary insured.

Here is an example of how a face decrease and a withdrawal transaction would reduce the Benefit Amount under the GMAB and required premium for a hypothetical 45 year old female (preferred non-nicotine risk class) with an initial face amount of $1,000,000 with death benefit option A and the following assumptions:

-   GMAB is selected, with a premium requirement of 15,312.

-   Paid 15,320 annually for 20 years

-   Decrease transaction: year 3, month 6 / decrease = 200,000

-   Withdrawal transaction: year 4, month 6 / withdrawal = 10,000

Face Decrease in year 3, month 6
Benefit Reduction = 200,000 / 1,000,000 x 45,960 = 9,192.00
New Benefit = 45,960 - 9,192 = 36,768

Required Premium Reduction = 200,000 / 1,000,000 x 1,276.00 = 255.20
New Required Premium Reduction. = 1,276.00 - 255.20 = 1,020.80

Withdrawal in year 4, month 6
Benefit Reduction = 10,000 / 54,732.35 x 52,088.00 = 9,516.86
New Benefit = 52,088.00 - 9,516.86 = 42,571.14

Required Premium Reduction = 10,000 / 800,000 x 1,020.80 = 12.76
New Required Premium. = 1,020.80 - 12.76 = 1,008.04

Riders may not be available in all states.

SETTLEMENT OPTIONS

Proceeds from your Policy may be paid in a lump sum or may be applied to one of our settlement options.

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SAFE HAVEN PROGRAM

If the Death Benefit payment is $10,000 or greater, the Beneficiary may elect to have their death proceeds paid through our Safe Haven Program ("Safe Haven Program"). Under the Safe Haven Program, the proceeds remain in Our General Account and the Beneficiary will receive a draft book. The Beneficiary can write one draft for the total amount of the payment, or keep the money in the General Account and write draft accounts as needed. We will credit interest at a rate determined by us. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit Proceeds to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Safe in all states and we reserve the right to discontinue offering it at any time. Although there are no direct charges for the Safe Haven Program, Hartford earns investment income from the proceeds under the program. The investment income earned is likely more than the amount of interest we credit and Hartford is making a profit from the difference.

The minimum amount that may be applied under a settlement option is $5,000 unless we agree otherwise. Once you select a settlement option, it is irrevocable and you may not change the settlement option for a lump sum. The following payment options are available to you or your beneficiary. Your beneficiary may choose a settlement option instead of taking the Death Benefit amount in a lump sum.

FIRST OPTION -- INTEREST INCOME

We pay interest on the amount you have applied to this option. The interest we pay will be determined by us in our sole discretion, although we will not pay you less than the minimum amount required by your state. You may request these payments to be made monthly, quarterly, semi-annually or annually. If you elect this option you may request the remaining amount of the Death Benefit at any time.

SECOND OPTION -- INCOME OF FIXED AMOUNT

We pay equal payments (chosen by the beneficiary) of the total amount applied to this option along with interest equal to at least the minimum required by your state until that total amount is exhausted. You may request these payments to be made monthly, quarterly, semi-annually or annually. The final payment will be for the remaining balance.

THIRD OPTION -- PAYMENTS FOR A FIXED PERIOD

We make monthly payments for the number of years selected, which may be from one to 30 years. This option provides for guaranteed dollar amounts of monthly payments for each $1,000 applied under this settlement option.

Other arrangements for income payments may be added or otherwise agreed upon.

BENEFITS WHEN THE YOUNGER INSURED REACHES AGE 120

On the Policy Anniversary after the younger Insured reaches age 120 the following will occur:

-   We will stop assessing all monthly policy charges;

-   The Death Benefit Option will become level;

-   The Face Amount will be set equal to the Death Benefit;

-   Any indebtedness will continue to accrue interest;

-   You may not make any additional premium payments;

-   You may make loan repayments;

-   You may not take any withdrawals;

-   You may not take any new loans;

-   The Policy may terminate due to excessive indebtedness

CLASS OF PURCHASERS

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, group, or program ("Eligible Group") in accordance with our rules in effect as of the date the application for a policy is approved. An Eligible Group must satisfy certain criteria such as size, expected number of policy holders, or present or anticipated levels of aggregate premiums, administrative expenses or commissions. We may modify, from time to time on a uniform basis, both the amount of the reductions and the criteria for eligibility. Reductions in charges will not be unfairly discriminatory against any person, including the affected policy holders invested in the Separate Account.

HOW POLICIES ARE SOLD

We have entered into a distribution agreement with our affiliate, Hartford Equity Sales Company, Inc., ("HESCO"), under which HESCO serves as principal underwriter for the policies which are offered on a continuous basis. HESCO is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the FINRA. The principal business address of HESCO is the same as ours.

HESCO has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the policies. We pay compensation to HESCO for sales of the policies by Financial Intermediaries. Polices will be sold by individuals who have been appointed by us as insurance agents and who are registered representative of Financial Intermediaries ("Registered Representative").

We list below types of arrangements that help to incentivize sales people to sell our products. These types of arrangements could be viewed as creating conflicts of interest.

Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representative according to a Financial Intermediaries' internal compensation practices.

Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive

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compensation that is based on the type of policy or optional benefits sold.

HARTFORD LIFE INSURANCE COMPANY POLICIES -- We pay commissions that vary with the sales agreements and are based on "target premiums" that we determine. "Target premium" is a hypothetical premium that is used only to calculate commissions. It varies with the death benefit option you choose and the issue age, gender and underwriting class of the insured. During the first Policy Year, the most common commission we pay is 45% of the premium up to the target premium. The most common commission for the amount in excess of the Target Premium in the first Policy Year is 2.50% up to a maximum of 4.39%. In renewal years, the maximum commission rate is 22% until the cumulative premiums, since policy inception, exceed the target premium for Policy Year 1. There is also an Expense Reimbursement Allowance paid during the first Policy Year. The most common Expense Reimbursement Allowance in the first year is 45% of Premium up to a maximum of 45%. In Policy Years 2 and later, the most common schedule allows for a commission of 2% of premiums paid on the Target Premium up to a maximum of 20% and a commission of 2% on premiums above the Target Premium up to a maximum of 2%.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY POLICIES -- We pay commissions that vary with the selling agreements and are based on "Target Premiums" that we determine. "Target premium" is a hypothetical premium that is used only to calculate commissions. It varies with the death benefit option you choose and the issue age, gender and underwriting class of the insured. During the first Policy Year, the most common commission we pay is 85% of the premium up to the target premium. The maximum commission that we pay to for premium paid up to the target premium in the First Policy Year is 120%. During the first Policy Year the most common commission we pay for premium in excess of the target premium is 2.50%. The maximum commission that we pay for premium paid in excess of the target premium is 5.00%. The first year commission rate will apply to premiums in renewal years until the cumulative premiums received exceed the target premium. In Policy Years 2 and later, the most common commission we pay is 2% of premiums paid on the target premium. The maximum is 5%.

Your Registered Representative typically receives a portion of the compensation paid to his or her Financial Intermediary in connection with the policy, depending on the particular arrangements between your Registered Representative and their Financial Intermediary. We are not involved in determining your Registered Representative's compensation. A Registered Representative may be required to return all or a portion of the commissions paid if the policy terminates prior to the policy's thirteenth month-a-versary.

Check with your Registered Representative to verify whether your account is a brokerage account or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid by both you and by us based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

- ADDITIONAL PAYMENTS. Subject to FINRA and Financial Intermediary rules, we (or our affiliates) also pay the following types of additional payments to amongst other things encourage the sale of this Policy. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.

36

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
ADDITIONAL
PAYMENT TYPE                                                   WHAT PAYMENT IS USED FOR
--------------------------------------------------------------------------------------------------------------------------------
Asset-based            We pay certain Financial Intermediaries and wholesalers based on the achievement of certain sales or
Commissions            assets under management targets.
Marketing Expense      We pay marketing allowances to Financial Intermediaries to help pay or reimburse sales marketing and
Allowances             operational expenses associated with the policies.
Gifts and              We (or our affiliates) provide any or all of the following: (1) occasional meals and entertainment; (2)
Entertainment          occasional tickets to sporting events; and (3) nominal gifts (not to exceed $100 annually).
Promotional Payments   We (or our affiliates) may pay for: (a) Access: such as one-on-one wholesaler visits; (b) Support: such as hardware and software, operational and systems integration, sales and service desk training, joint marketing campaigns, client or prospect seminar sponsorships, broker-dealer event advertising/
                       participation, sponsorship of sales contests and/or promotions in which participants receive prizes such as travel awards, merchandise and recognition; and/or sponsorship of due diligence meetings; educational, sales or training seminars, conferences and programs; and, (c) Miscellaneous: such as expense allowances and reimbursements; override payments and bonuses; and/or marketing support fees (or allowances) for providing assistance in promoting the sale of our variable products.
Marketing Efforts      We pay for special marketing and distribution benefits such as: inclusion of our products on Financial
                       Intermediary's "preferred list"; participation in or visibility at national and regional conferences;
                       access to Registered Representatives; links to our website from the Financial Intermediary websites; and
                       articles in Financial Intermediary publications highlighting our products and services.

For the year ended December 31, 2008, Hartford and its affiliates paid approximately $14,500,000 in Additional Payments to Financial Intermediaries in conjunction with the promotion and support of individual life policies.

In addition, for the year ended December 31, 2008, Hartford, HESCO and their affiliate, Hartford Life and Annuity Insurance Company, paid $3,900,000, in Additional Payments to an affiliated Financial Intermediary, Woodbury Financial Services, Inc. (an indirect wholly-owned subsidiary of Hartford).

As of April 1, 2009, we have entered into arrangements to make Additional Payments to the following Financial Intermediaries: 1st TN Bank, AG Edwards, AIG Advisors Group, Advantage Capital Corporation, American International Marketing, Inc. ("AIM"), Anchor Bank, Arvest, Astori Financial, AXA Network, Banc of America, Bancnorth Investment Group Inc., Bank of the West, Bank United, BB&T Investment Services, BSMG, Cadaret Grant, Capital City Partners, Capital City Securities, CCO Investments, CDAIFA (Capital District Assoc. of Insurance and Financial Advisors), Centara Capital Securities, Inc., Chaplin Davis, Citicorp, CitiGroup/Smith Barney, Commonwealth Financial Network, Compass Brokerage Inc., CPI Companies, CPS, CPS/New Generation, Crowell Weeden, Cuna Brokerage Service, Delta Trust Investments, Diversified Marketing Group, Edward Jones, Financial Network, Financial Planners of Central PA, First American Insurance Underwriters, First Heartland, FSC Securities, FSP -- Financial Services Professionals, Gilman & Ciocia, Goldman Sachs, H&R Block Financial Advisors, Hallet Financial, Hanmi Securities, Hartford Life, Hazlett Burt & Watson, HD Vest Investment Securiteis, Inc & Affiliates, Hilliard Lyons, HSBC, HSBC Bank, IFMG -- Sovereign Bank, ING Financial Advisors, Investment Professionals Inc., Ironwood Financial, Janney Montgomery Scott (JMS), Jonathan Hind Financial Group, Linsco Private Ledger, Linsco Private Ledger Insurance Associates, Linsco Private Ledger, Financial Services, M&I (Marshall & Illsey), M&T Securities, M3 Financial, Merrill Lynch, Money Concepts, Morgan Keegan, Morgan Stanley, Mutual Service Corp., National City, Newbridge Securities, NEXT Financial Group, Northwestern Mutual, Ogilvie Security Advisors, One Resource Group, Oppenheimer & Co., Inc., PLANCO, PNC Investments LLC., PrimeVest Financial Services, Professional Investors Life and Annuity, Purshe Kaplan Sterling Investments, R.W. Baird & Co. Incorporated, Raymond James & Associates, Raymond James Financial, Raymond James Financial Services, RBC Dain Rauscher, Robert W. Baird, Royal Alliance, San Diego Stock & Bond Association, Sean Shaughnessey, Securities America, Securities Service Network, Smith Barney, Stifel Nicolaus & Company, TD Banknorth, UBS, UBS Financial, UnionBanc, United Planners Financial, UnionBanc Investment Services, UVest, Various IBD/WH/Banks, Wachovia, Wachovia Securities, Wall St. Financial, WAMU, Washington Mutual, Wells Fargo, Woodbury Financial Services.

PREMIUMS

APPLICATION FOR A POLICY -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount. Policies generally will be issued only on the lives of insureds between the ages of 20 and 85 who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent. The minimum initial premium is the amount required to keep the policy in force for one month, but not less than $50.

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Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. The policy date is the date used to determine all future cyclical transactions on the policy, such as Monthly Activity Date and policy years.

PREMIUM PAYMENT FLEXIBILITY -- You have flexibility as to when and in what amounts you pay premiums. Prior to policy issue, you can choose a planned premium, within a range we determined, based on the Face Amount and the insured's sex (except where unisex rates apply), issue age and risk classification. We will send you premium notices for planned premium. Such notices may be sent on an annual, semi-annual or quarterly basis. You may also have premium payments automatically deducted monthly from your checking account. The planned premium and payment mode you select are shown on your policy's specifications page. You may change the planned premium at any time, subject to our minimum amount rules then in effect.

After the first premium has been paid, your subsequent premium payments are flexible. The actual amount and frequency of payment will affect the Account Value and could affect the amount and duration of insurance provided by the policy. Your policy may lapse if the value of your policy becomes insufficient to cover the Monthly Deduction Amounts. In such case you may be required to pay additional premiums in order to prevent the policy from terminating. For details see, "Lapse and Reinstatement."

You may pay additional premiums at any time prior to the scheduled maturity date, subject to the following limitations:

- The minimum premium that we will accept is $50 or the amount required to keep the policy in force.

- We reserve the right to require evidence of insurability for any premium payment that results in an increase in the death benefit greater than the amount of the premium.

-   Any premium payment in excess of $1,000,000 is subject to our approval.

In some cases, applying a subsequent premium payment in a policy year could result in your policy becoming a modified endowment contract (MEC) (See Federal Tax Considerations section for additional information on MEC policies). If we receive a subsequent premium payment that would cause the Policy to become a MEC, we will follow these procedures:

- If the premium is received more than 20 calendar days prior to the Policy Anniversary Date or if it is greater than your planned premium, we will apply the premium to the Policy. We will notify you in writing that your Policy has become a MEC and provide you with the opportunity to correct the MEC status as specified in the notice. You have 2 weeks from the date of the notice to respond.

- If we receive the premium within 20 calendar days prior to the policy anniversary date and it is less than or equal to the planned premium, the premium payment will be considered not in good order. We will hold the payment without interest and credit it to the policy on the policy anniversary date. If the policy anniversary date is not a Valuation Date, the payment will then be credited on the next Valuation Date following the policy anniversary. The owner will be notified of our action after the premium payment has been credited.

These procedures may not apply if there has been a material change to your policy that impacts the 7-pay limit or 7-pay period because the start of the 7-pay year may no longer coincide with your policy anniversary.

In some cases, applying a subsequent premium payment in a policy year could cause your Policy to fail the definition of life insurance. If we receive a subsequent premium payment that would cause the Policy to fail the definition of life insurance, the premium payment will be considered not in good order and we will follow these procedures:

- If the premium is received more than 20 calendar days prior to the Policy Anniversary Date or if it is greater than your planned premium, we will return the excess premium payment to you and await further instructions.

- If we receive the premium within 20 calendar days prior to the policy anniversary date and it is less than or equal to the planned premium, we will hold the payment without interest and credit the premium payment on the policy anniversary date. If the policy anniversary date is not a Valuation Date, the payment will then be credited on the next Valuation Date following the policy. The owner will be notified of our action after the premium payment has been credited.

ALLOCATION OF PREMIUM PAYMENTS

INITIAL NET PREMIUM -- During the application process, you choose how you want to allocate your initial Net Premium among the Sub-Accounts and the Fixed Account on the premium allocation form. Any Premium we receive prior to the issuance of the Policy will be held in a non-interest bearing suspense account. After the policy is issued and upon commencement of the Free-Look Period, any initial Net Premium and any additional Net Premium received by Us prior to the end of the Free Look period will be applied to the Hartford Money Market HLS Fund Sub-Account as of the later of: (a) the Policy Date; and (b) the date We receive the Premium. Upon expiration of the Free-Look Period, we will automatically allocate the policy value from the Hartford Money Market HLS Fund Sub-Account to the Fixed Account (if applicable) and the Sub-Accounts in accordance with your premium allocation instructions. (For policies issued by Harford Life Insurance Company, if your Policy was issued as a result of a replacement, we will automatically move the policy value from the Hartford Money Market HLS Fund Sub-Account to the Fixed Account (if applicable) and the Sub-Accounts in accordance with your premium allocation instructions 10 days after the Policy was issued, not at the end of the Free Look Period).

38

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SUBSEQUENT NET PREMIUMS -- You may send subsequent Premiums and allocation instructions in accordance with our then current administrative offices. If you make a subsequent Premium payment and do not provide us with allocation instructions, we will allocate the Net Premium among the Sub-Accounts and Fixed Account (if applicable) in accordance with your most recent premium allocation instructions. Any allocation instructions will be effective upon receipt by Us in good order and will apply only to Premium payments received on or after that date. Subsequent Premium payments will be applied to the Policy based on the next computed accumulation unit values after we receive a good order request at our Designated Address described below. Net Premiums allocated to the Fixed Account will be credited to your Policy when we receive them.

You may not exceed twenty (20) investment choices at any given time and the percentage you allocate to each Sub-Account and/or the Fixed Account must be in whole percentages.

HOW TO SEND PREMIUM PAYMENTS:

MAIL

You should send premium payments to the following lockbox address:

The Hartford
PO Box 64273
St. Paul, MN 55164-0273

or

To our Individual Life Operations Center at:

The Hartford
500 Bielenberg Drive
Woodbury, MN 55125

WIRE

You may also arrange to pay your premium payments by wire. To wire payments call 1-800-231-5453 or email LifeService@Hartfordlife.com.

Mailed premium payments not sent to either of the addresses stated above will be considered not in good order. We will reroute the payment and apply it on the Valuation Date when it is received at the correct location and is determined to be in good order. You can also arrange to make premium payments by wire transfers.

You will receive several different types of notifications as to what your current premium allocation is. Each transaction confirmation received after we receive a premium payment will show how a Net Premium has been allocated. Additionally, each quarterly statement summarizes the current premium allocation in effect for your policy.

If your most recent premium allocation instructions include a Fund (merging
Fund) that has been merged into another Fund (surviving Fund) and we do not receive alternative instructions, we will allocate the premium among the Sub-Accounts and the Fixed Account based on your most recent allocation instructions, except that we will apply the premium that would have been allocated to the merging Fund to the surviving Fund. If your most recent premium allocation instructions include a Fund that has been liquidated, generally, unless we receive alternative instructions, we will allocate the premium to the Money Market Fund.

ACCUMULATION UNITS -- Net Premiums allocated to the Sub-Accounts are used to credit accumulation units to such Sub-Accounts.

The number of accumulation units in each Sub-Account to be credited to a policy (including the initial allocation to the Hartford Money Market Sub-Account) and the amount to be credited to the Fixed Account will be determined, first, by multiplying the Net Premium by the appropriate allocation percentage in order to determine the portion of Net Premiums or transferred Account Value to be invested in the Fixed Account or the Sub-Account. Each portion of the Net Premium or transferred Account Value to be invested in a Sub-Account is then divided by the accumulation unit value in a particular Sub-Account next computed following its receipt. The resulting figure is the number of accumulation units to be credited to each Sub-Account.

ACCUMULATION UNIT VALUES -- The accumulation unit value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each Valuation Day by multiplying the accumulation unit value of the particular Sub-Account on the preceding Valuation Day by the net investment factor for that Sub-Account for the Valuation Period then ended. The net investment factor for each of the Sub-Accounts is equal to the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions paid by that Fund in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period.

All valuations in connection with a policy, (i.e, with respect to determining Account Value, in connection with policy loans, or in calculation of death benefits, or with respect to determining the number of accumulation units to be credited to a policy with each premium payment other than the initial premium payment) will be made on the date the request or payment is received by us in good order at the Individual Life Operations Center, provided such date is a Valuation Day; otherwise such determination will be made on the next succeeding date which is a Valuation Day. Requests for Sub-Account transfers or premium payments received on any Valuation Day in good order after the close of the NYSE or a non-Valuation Day will be invested on the next Valuation Day.

ACCOUNT VALUES -- Each policy will have an Account Value. There is no minimum guaranteed Account Value.

The Account Value of a policy changes on a daily basis and will be computed on each Valuation Day. The Account Value will vary to reflect the investment experience of the Sub-Accounts, the interest credited to the Fixed Account and the Loan

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                                                                          39

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Account, and the Monthly Deduction Amounts, Net Premiums paid, and any withdrawals taken.

A policy's Account Value is related to the net asset value of the Funds associated with the Sub-Accounts, if any, to which Net Premiums on the policy have been allocated. The Account Value in the Sub-Accounts on any Valuation Day is calculated by, first, multiplying the number of accumulation units in each Sub-Account as of the Valuation Day by the then current value of the accumulation units in that Sub-Account and then totaling the result for all of the Sub-Accounts. A policy's Account Value equals the policy's value in all of the Sub-Accounts, the Fixed Account, and the Loan Account. A policy's Cash Value is equal to the Account Value less any applicable surrender charges. A policy's Cash Surrender Value, which is the net amount available upon surrender of the policy, is the Cash Value less any Indebtedness. See "Accumulation Unit Values," above.

We will pay death proceeds, Cash Surrender Values, withdrawals, and loan amounts allocable to the Sub-Accounts within seven calendar days after we receive all the information needed to process the payment, unless the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the Securities and Commission, Commission declares that an emergency exists or the Commission by order permits the postponement of payment to protect Policy Owners.

DEATH BENEFITS AND POLICY VALUES

DEATH BENEFIT -- Your policy provides for the payment of the death proceeds to the named beneficiary upon receipt of due proof of the death of the last surviving insured. Your policy will be effective on the policy Date only after we receive all outstanding delivery requirements and the initial premium payment. You must notify us in writing as soon as possible after the death of either insured. The death proceeds payable to the beneficiary equal the death benefit less any Indebtedness and less any due and unpaid Monthly Deduction Amount occurring during a grace period. The death benefit depends on the death benefit option you select and the minimum death benefit provision.

DEATH BENEFIT OPTIONS -- You have four death benefit options available. Options A, B and C are available when you purchase your policy. Option D is not available when you purchase your policy, however, you may change from Option B to Option D.

- OPTION A (LEVEL OPTION) Under this option, the death benefit is the current Face Amount. Of the available options, Option A provides the lowest amount of Death Benefit protection and also costs the policy owner the least since cost of insurance charges are applied to the Amount at Risk and the Amount at Risk is the lowest with Option A. Option A should be considered when a policy owner wants a certain level of life insurance protection.

- OPTION B (RETURN OF ACCOUNT VALUE OPTION) Under this option, the death benefit is the current Face Amount, plus the Account Value on the date we receive due proof of the insured's death. Policy owners who would like to put large amounts of premium into the policy with the potential of increasing their death benefit might consider Option B. The annual premium payable with respect to section 7702 of the IRC is highest under the Option B death benefit option.

- OPTION C (RETURN OF PREMIUM OPTION) Under this option, the death benefit is the current Face Amount, plus the sum of the premiums paid less withdrawals. This death benefit option is subject to an overall maximum, which is currently the Face Amount plus $5 million. However, an overall maximum of the Face Amount plus $10 million may be available subject to underwriting approval and will be shown in your policy. Policy owners may consider this option if the policy is part of a split dollar arrangement where one beneficiary may be entitled to the face amount and another to the premiums paid.

- OPTION D (DECREASING OPTION) Option D is only available by switching from Option B to Option D. Under this option, the death benefit is the current Face Amount, plus the lesser of:

       - the Account Value on the date we receive due proof of the last surviving insured's death; or

       - the Account Value on the date of the change from death benefit Option B (Return of Account Value) to Option D (Decreasing Option), reduced by any withdrawals.

Policy Owners may consider switching to this option from Option B if they would like to potentially minimize their Amount at Risk (and therefore potentially minimize their cost of insurance charges) through potential increases in Account Value without having to provide evidence of insurability which would be required when changing to Option A from Option B.

DEATH BENEFIT OPTION CHANGES -- You may change your death benefit option by notifying us in writing. Any change will become effective on the Monthly Activity Date following the date we receive your requests. If the last surviving insured dies before the Monthly Activity Date after we receive your request, we will pay the death benefit as if you had never changed your death benefit option.

The following changes are allowed without evidence of insurability:

- You may change Option A (Level Option) to Option B (Return of Account Value Option). If you do, the Face Amount will become that amount available as a death benefit immediately prior to the option change, decreased by the then current Account Value.

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40

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-   You may change from Option B (Return of Account Value Option) to Option D
    (Decreasing Option). The Option D death benefit is the current Face Amount increased by the lesser of:

       - The Account Value on the date we receive due proof of death of the last surviving insured; or

       - The Account Value on the date you changed the death benefit option from Option B (Return of Account Value) to Option D (Decreasing Option), reduced by any withdrawals.

- You may change Option C (Return of Premium Option) to Option A (Level Option). If you do, the Face Amount will become that amount available as a death benefit immediately prior to the option change.

In addition, you may change from Option B (Return of Account Value Option) to Option A (Level Option). However, if this change would result in a Face Amount that exceeds our guidelines and limitations that may be in effect, you must provide evidence of insurability satisfactory to us. If you do, the Face Amount will become the Face Amount immediately prior to the option change increased by the Account Value on the date of the option change.

You should consult a tax adviser regarding the possible adverse tax consequences resulting from a change in your death benefit option.

MINIMUM DEATH BENEFIT -- The policy must satisfy a death benefit compliance test to qualify as life insurance under section 7702 of the Internal Revenue Code. The test effectively requires that the death benefit always be equal to or greater than the Account Value multiplied by a certain percentage. Your policy has a minimum death benefit. We will automatically increase the death benefit so that it will never be less than the Account Value multiplied by the minimum death benefit percentage for the then current year. This percentage varies according to the policy year and each insured's issue age, sex (where unisex rates are not used) and insurance class. This percentage will never be less than 100% or greater than 1400%. The specified percentage applicable to you is listed on the specifications page of your policy.

EXAMPLES OF MINIMUM DEATH BENEFIT:

                                                              A           B
--------------------------------------------------------------------------------
 Face Amount                                                $100,000    $100,000
 Account Value                                                46,500      34,000
 Specified Percentage                                           250%        250%
 Death Benefit Option                                          Level       Level

In Example A, the death benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the date of death of $46,500, multiplied by the specified percentage of 250%). This amount, less any outstanding Indebtedness, constitutes the death proceeds payable to the beneficiary.

In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).

UNSCHEDULED INCREASES AND DECREASES IN FACE AMOUNT -- At any time after the first policy year, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased or decreased is based on our rules then in effect.

We reserve the right to limit the number of increases or decreases made under a policy to no more than one in any 12 month period.

All requests to increase the Face Amount must be applied for on a new application and accompanied by your policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the Monthly Activity Date shown on the new policy specifications page, provided that the Monthly Deduction Amount for the first month after the effective date of the increase is made. Each unscheduled increase in Face Amount is subject to an increase fee of 1/12 of $1 per $1,000 of each increase per month for the first twelve months from the effective date of each increase. This amount will not be less than 1/12 of $500 but not greater than 1/12 of $3,000.

A decrease in the Face Amount will be effective on the Monthly Activity Date following the date we receive your request in writing. The remaining Face Amount must not be less than that specified in our minimum rules then in effect.

CHARGES AND POLICY VALUES -- Your policy values decrease due to the deduction of policy charges. Policy values may increase or decrease depending on investment performance; investment expenses and fees reduce the investment performance of the Sub-Accounts. Fluctuations in your account value may have an effect on your death benefit. If your policy lapses, the policy terminates and no death benefit will be paid.

MAKING WITHDRAWALS FROM YOUR POLICY

SURRENDER -- Provided your policy has a Cash Surrender Value, you may surrender your policy to us. In such case you may be subject to a surrender charge, see "Surrender Charge." We will pay you the Cash Surrender Value. Our liability under the policy will cease as of the date we receive your request in writing, or the date you request your surrender, whichever is

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later.

WITHDRAWALS -- One withdrawal is allowed per calendar month. You may request a withdrawal in writing. The minimum withdrawal allowed is $500. The maximum partial withdrawal is the Cash Surrender Value, minus $1000. If the death benefit option then in effect is Option A or Option C, the Face Amount will be reduced by reduction of Account Value as a result of the withdrawal. Unless specified, the withdrawal will be deducted on a pro rata basis from the Fixed Account and the Sub-Accounts. You may be assessed a charge of up to $10 for each withdrawal.

We will normally pay You the amount of the Withdrawal or Cash Surrender Value, less any taxes and applicable charges, within seven calendar days of Our receipt of a good order request. We may, however, delay payment of amounts from the Sub-Accounts if the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the Commission, the Commission declares that an emergency exists or the Commission by order permits the postponement of payment to protect Policy Owners. In addition, we may delay payment of proceeds that are not attributable to the Sub-Accounts for up to six months for the date of Our receipt of a good order request.

LOANS

AVAILABILITY OF LOANS -- At any time while the Policy is in force and has a Cash Surrender Value, You may obtain a loan from Us. We will hold the Policy as sole security for repayment of any such loans taken. We may defer granting a loan, for the period permitted by law but not more than six months, unless the loan is to be used to pay premiums on any policies You have with Us. The minimum loan amount that we will allow is $500. In Tennessee there is no minimum.

When you take a loan, an amount equal to the loan is transferred from your investment choices to the Loan Account as collateral.

Unless you specify otherwise, all loan amounts will be transferred on a pro rata basis from the Fixed Account and each of the Sub-Accounts to the Loan Account.

If total Indebtedness equals or exceeds the Cash Value on any Monthly Activity Date, the policy will then go into default. See "Lapse and Reinstatement."

LOAN REPAYMENTS -- You can repay all or any part of a loan at any time while your policy is in force and either of the insureds' is alive. The amount of your policy loan repayment will be deducted from the Loan Account. It will be allocated among the Fixed Account and Sub-Accounts in the same percentage as premiums are allocated. All loan repayments must be clearly marked as such. Any payment not clearly marked as a loan repayment will be considered to be a premium payment.

EFFECT OF LOANS ON ACCOUNT VALUE -- A loan, whether or not repaid, will have a permanent effect on your Account Value and Death Benefit. This effect occurs because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Accounts. In addition, the rate of interest credited to the Fixed Account will usually be different than the rate credited to the Loan Account. The longer a loan is outstanding, the greater the effect on your Account Value is likely to be. Therefore, it is generally advisable to use any Premium Payments made to the Policy while a loan is outstanding to repay the loan. Such effect could be favorable or unfavorable. If the Fixed Account and the Sub-Accounts earn more than the annual interest rate for funds held in the Loan Account, your Account Value will not increase as rapidly as it would have had no loan been made. If the Fixed Account and the Sub-Accounts earn less than the Loan Account, then your Account Value will be greater than it would have been had no loan been made. Additionally, if not repaid, the aggregate amount of the outstanding Indebtedness will reduce the death proceeds and the Cash Surrender Value otherwise payable.

EFFECT OF LOANS ON NO LAPSE GUARANTEE -- The No Lapse Guarantee will not protect the policy from lapsing if there is policy Indebtedness. Therefore, you should carefully consider the impact of taking policy loans during the No Lapse Guarantee Period.

CREDITED INTEREST -- Any amounts in the Loan Account will be credited with interest at an annual rate of 3.0%.

INTEREST CHARGED ON INDEBTEDNESS -- Interest will accrue daily on the Indebtedness at the policy loan rate. Because the interest charged on Indebtedness may exceed the rate credited to the Loan Account, the Indebtedness may grow faster than the Loan Account. If this happens, additional collateral will be transferred to the Loan Account. The additional collateral equals the difference between the Indebtedness and the value of the Loan Account. The additional collateral, if any, will be transferred on each Monthly Activity Date from the Fixed Account and the Sub-Accounts to the Loan Account on a pro rata basis.

POLICY LOAN RATES -- The table below shows the maximum interest rates we will charge on your Indebtedness.

                                                 CURRENT          GUARANTEED
                                                LOAN RATE          LOAN RATE
               POLICY YEAR                       CHARGED            CHARGED
--------------------------------------------------------------------------------
                   1-10                           5.00%              5.00%
                   11+                            3.00%              4.00%


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LAPSE AND REINSTATEMENT

POLICY DEFAULT AND LAPSE -- Your Policy will be in default on any Monthly Activity Date on which either:

- The Account Value is not sufficient to cover the Monthly Deduction Amount and the No Lapse Guarantee is not available; or

-   The Indebtedness exceeds the Cash Value.

If the policy goes into default, we will send you a lapse notice warning you that the policy is in danger of terminating.

That lapse notice will tell you the minimum premium required to keep the policy from terminating. The minimum premium will be no greater than an amount that results in a Cash Surrender Value equal to the three Monthly Deduction Amounts as of the date your policy goes into default. That notice will be mailed both to you, and any assignee, on the first day the policy goes into default, at your last known address.

GRACE PERIOD -- We will keep your policy inforce for the 61 day period following the date your policy goes into default. We call that period the policy Grace Period. However, if we have not received the required premiums (specified in your lapse notice) by the end of the policy Grace Period, the policy will terminate. If the last surviving insured dies during the Grace Period, we will pay the death benefit.

NO-LAPSE GUARANTEE -- If available, the No-Lapse Guarantee prevents your policy from lapsing even if there is insufficient policy value to cover the policy charges unless there is Indebtedness. There is not a separate charge for the No-Lapse Guarantee, however, the No-Lapse Guarantee is only available if:

- At least one of the insureds is insurable and age 75 or younger on the Policy Date;

-   The No-Lapse Guarantee Period has not expired; and

- On each Monthly Activity Date during the No-Lapse Guarantee Period, the cumulative premiums paid into the policy, less Indebtedness and less withdrawals, equal or exceed the Cumulative No-Lapse Guarantee Premium.

-   There is no Indebtedness.

The No-Lapse Guarantee is based on the issue age of the younger insured, unless the insured is uninsurable, then we will base the period on the older insured. It is available for all issue ages with a minimum No-Lapse Guarantee Period of 5 years. Starting on the effective date of your policy, the length of the No-Lapse Guarantee Period is:

-   20 years for issue ages up to age 55; or

- For issue ages 56-69, the period is the number of years resulting from subtracting the issue age from the number 75; or

-   5 years for issue ages 70 and above.

The Cumulative No-Lapse Guarantee Premium is the premium required to maintain the No-Lapse Guarantee. On the Policy Date, the Cumulative No-Lapse Guarantee Premium is the Monthly No-Lapse Guarantee Premium shown in your Policy. On each Monthly Activity Date thereafter, the Cumulative No-Lapse Premium is:

- The Cumulative No-Lapse Guarantee Premium on the previous Monthly Activity Date; plus

-   The current Monthly No-Lapse Guarantee Premium.

While the No-Lapse Guarantee is available, we guarantee that your policy will not lapse and your Death Benefit will be at least equal to the Face Amount. If the last surviving insured dies while the No-Lapse Guarantee is available, we will pay the death proceeds.

If there is any increase or decrease in the Face Amount, or any change in rider coverage or a change in insurance class, a new monthly No-Lapse Guarantee Premium will be calculated. We will send you a notice of the new monthly No-Lapse Guarantee Premium, which will be used in calculating the Cumulative No-Lapse Guarantee Premium in subsequent months.

REINSTATEMENT -- Unless the policy has been surrendered for its Cash Surrender Value, the policy may be reinstated prior to the anniversary following the younger insured's 120th birthday, provided:

- the insureds alive at the end of the grace period are also alive on the date of reinstatement;

- You make your request in writing within three years (5 years in some states) from the date the policy lapsed;

-   You submit to us satisfactory evidence of insurability;

-   any policy Indebtedness is repaid or carried over to the reinstated policy;
    and

- You pay sufficient premium to (1) cover all Monthly Deduction Amounts that are due and unpaid during the Grace Period and (2) keep your policy in force for three months after the date of reinstatement.

If the policy lapse occurs because the Account Value is not sufficient to cover the Monthly Deduction Amount, then the Account Value on the reinstatement date equals:

-   The Cash Value on the date of policy termination; plus

- Net Premiums attributable to premiums paid at the time of policy reinstatement; minus

-   The Monthly Deduction Amounts that were due and unpaid during the Grace
    Period.

If the policy lapse occurs because the Indebtedness exceeds the Cash Value, then the Account Value on the reinstatement date equals:

-   The Cash Value on the date of policy termination; plus

- Net Premiums attributable to premiums paid at the time of policy reinstatement; minus

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-   The Monthly Deduction Amounts that were due and unpaid during the Grace
    Period; plus

-   The Surrender Charge at the time of reinstatement.

This means that upon Reinstatement, the Account Value of the reinstated policy is reduced to reflect the Monthly Deduction Amounts that were due and unpaid during the Grace Period.

The Surrender Charge, if any, that will be assessed upon the surrender of any reinstated policy, will be calculated based on the policy duration from the original Policy Date and as though the policy had never lapsed.

FEDERAL TAX CONSIDERATIONS

INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Internal Revenue Code ("Code"), Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Life Insurance Purchases by Nonresident Aliens and Foreign Entities," regarding life insurance purchases by non-U.S. Persons.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of a life insurance contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

Although this discussion addresses some of the tax consequences if you use the Contract in various arrangements, including tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements or other employee benefits arrangements, the discussion is by no means exhaustive. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification requirements or falls within a potentially adverse and/or broad tax definition or tax classification (e.g., for a deferred compensation or split-dollar arrangement). In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.

THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as a part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves based on the policy.

Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the policies. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.

INCOME TAXATION OF POLICY BENEFITS -- GENERALLY

For federal income tax purposes, the Policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. However, there are exceptions to this general rule. Also, a life insurance

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policy owner is generally not taxed on increments in the contract value prior to a receipt of some amount from the policy, e.g., upon a partial or full surrender. Section 7702 imposes certain limits on the amounts of the premiums paid and cash value accumulations in a policy, in order for it to remain tax-qualified as a life insurance contract. We intend to monitor premium and cash value levels to assure compliance with the Section 7702 requirements.

Although we believe that the Last Survivor Policies are in compliance with
Section 7702 of the Code, the manner in which Section 7702 should be applied to certain features of a joint survivorship life insurance contract is not directly addressed by Section 7702. In the absence of final regulations or other guidance issued under Section 7702, there is necessarily some uncertainty whether a last survivor life insurance policy will meet the Section 7702 definition of a life insurance contract.

At the time We issue the Policy, You must irrevocably elect one of the following tests to qualify the Policy as life insurance under section 7702 of the Code:
(a) the cash value accumulation test; or (b) the guideline premium and cash value corridor test.

Under the cash value accumulation test, a Policy's Death Benefit must be large enough to ensure that the Policy's Account Value is never larger than the net single premium that is needed to fund future benefits under the Policy. The net single premium under the Policy varies according to the age(s), sex(es) and underwriting class(s) of the insured(s) and is calculated in accordance with section 7702 and used to determine the minimum death benefit percentages stated in the Policy.

The guideline premium and cash value corridor test is made up of two components, each of which must be satisfied in order to qualify as life insurance under section 7702. Under the guideline premium portion of the test, the total premiums you pay cannot exceed your Policy's guideline premium limit. The guideline premium limit is the greater of the guideline single premium or the sum of the guideline level premiums to date. Under the cash value corridor portion of the test, the Policy's Death Benefit may not be less than the Policy Account Value multiplied by the minimum death benefit percentages set forth in section 7702 (and stated in the Policy).

There is some uncertainty as to the proper determination of the premium limits for purposes of section 7702 and 7702A in the case of policies involving substandard risks. We believe our method of addressing substandard risks is reasonable, but the IRS could take a contrary view. Accordingly, there is a risk that the IRS could contend that certain policies involving substandard risks fail to meet the definition of life insurance in section 7702 or should be considered modified endowment contracts.

We also believe that any loan received under a policy will be treated as indebtedness of the policy owner, and that no part of any loan under a policy will constitute income to the policy owner unless the policy is a modified endowment contract. There is a risk that the IRS could contend that certain preferred policy loans might not be loans for tax purposes. Instead, the IRS could treat these loans as distributions from the policy. If so, such amounts might be currently taxable. A surrender or assignment of the policy may have tax consequences depending upon the circumstances. Policy owners should consult a qualified tax adviser concerning the effect of such transactions.

During the first fifteen policy years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the policy.

FOR POLICIES WITH THE LAST SURVIVOR EXCHANGE OPTION RIDER ONLY: The Last Survivor Exchange Option Rider permits, under limited circumstances, a policy to be split into two individual policies on the life of each of the insureds. A policy split may have adverse tax consequences. It is unclear whether a policy split will be treated as a nontaxable exchange or transfer under the Code. Unless a policy split is so treated, among other things, the split or transfer will result in the recognition of taxable income on the gain in the policy. In addition, it is unclear whether, in all circumstances, the individual policies that result from a policy split would be treated as life insurance policies under Section 7702 of the Code or would be classified as modified endowment contracts. The policy owner should consult a qualified tax adviser regarding the possible adverse tax consequences of a policy split.

FOR POLICIES WITH THE MATURITY DATE EXTENSION RIDER ONLY: The Maturity Date Extension Rider allows a policy owner to extend the maturity date to the date of the death of the last surviving insured. If the maturity date of the policy is extended by rider, we believe the policy will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled maturity date. However, due to the lack of specific guidance on this issue, the result is not certain. If the policy is not treated as a life insurance contract for federal income tax purposes after the scheduled maturity date, among other things, the death proceeds may be taxable to the recipient. The policy owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled maturity date.

DIVERSIFICATION REQUIREMENTS

The Code requires that each subaccount of the Separate Account supporting your policy be adequately diversified. Code Section 817(h) provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of a segregated asset account underlying a variable contract is represented by any one investment,

-   no more than 70% is represented by any two investments,

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-   no more than 80% is represented by any three investments and

-   no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the policy owner must agree to make adjustments orpay such amounts as may be required by the IRS for the period during which the diversification requirements were not met.

Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to affected Funds. In order to prevent a Fund diversification failure from such an occurrence, Hartford obtained a private ruling letter ("PLR") from the IRS. As long as the Funds comply with certain terms and conditions contained in the PLR, Fund diversification will not be prevented if purported tax-qualified plans invest in the Funds. Hartford and the Funds will monitor the Funds' compliance with the terms and conditions contained in the PLR.

OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

In order for a variable life insurance contract to qualify for income tax deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

Rev. Rul. 2003-92, indicates that amplified by Rev. Rul. 2007-7 where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts and other permitted entities.

Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

DISTRIBUTIONS OTHER THAN DEATH BENEFITS

Under existing provisions of the Code, increases in a policy owner's contract value are generally not taxable to the policy owner unless amounts are received (or are deemed to be received) under the policy prior to the insured's death. If there is a total withdrawal from the policy, then the surrender value will be includable in the policy owner's income to the extent that the amount received exceeds the policy's "basis" or "investment in the contract." (If there is any debt at the time of a total withdrawal, then such debt will be treated as an amount distributed to the policy owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received under the policy previously to the extent such amounts received were excludable from gross income. Whether partial withdrawals (or loans or other amounts deemed to be received) from the policy constitute income to the policy owner depends, in part, upon whether the policy is considered a modified endowment contract for federal income tax purposes, as described below.

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MODIFIED ENDOWMENT CONTRACTS

Code Section 7702A applies an additional limit on premiums paid, the "seven-pay" test, to life insurance contracts. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules described in Section 7702A(c). A modified endowment contract ("MEC") is a life insurance policy that satisfies the Section 7702 definition of a life insurance contract and either
(i) fails the seven-pay test of Section 7702A or (ii) is exchanged for a MEC. A policy fails the seven-pay test if the accumulated amount paid into the policy at any time during the first seven policy years (or during any later seven-year test period) exceeds the sum of the net level premiums that would have been paid up to that point if the policy provided for paid-up future benefits after the payment of seven level annual premiums. Computational rules for the seven-pay test are described in Section 7702A(c).

A new seven-pay test and seven-year test period may be applied each time that a policy undergoes a material change, which includes an increase in the Face Amount. In addition, where the death benefit is payable only upon the death of a surviving insured individual, if there is a reduction in benefits under the policy at any time, the seven-pay test is applied retroactively as if the policy always had the reduced benefit level from the date of issue. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.

A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is generally excluded from income tax and increments in contract value are not subject to current income tax (prior to an actual or deemed receipt of some amount). However, if the contract is classified as a MEC, then withdrawals and other amounts received or deemed received from the contract will be treated first as withdrawals of income and then as a tax-free recovery of premium payments or other basis. Thus, withdrawals will be includable in income to the extent the contract value exceeds the unrecovered basis. Also, the income portion of any amount received or deemed received prior to age 59 1/2 is subject to an additional 10% penalty tax, with certain exceptions. The amount of any loan (including unpaid interest thereon) under the contract will be treated as an amount received from the contract for income tax and additional 10% penalty tax purposes. In addition, if the policy owner assigns or pledges any portion of the value of a contract (or agrees to assign or pledge any portion), then such portion will be treated as an amount received from the contract for tax purposes. The policy owner's basis in the contract is increased by the amount includable in income with respect to such assignment, pledge or loan, though it is not affected by any other aspect of the assignment, pledge or loan (including its release or repayment).

All MEC policies that are issued in the same calendar year to the same policy owner by the same insurer (or its affiliates) are treated as one MEC policy for the purpose of determining the taxable portion of any loan or other amount received or deemed received that is subject to ordinary income tax or the 10% penalty tax. The adverse income tax (and 10% penalty tax) treatment of loans or other amounts received or deemed received from a MEC affects not only those amounts received or deemed received after the date on which a policy first becomes a MEC, but also those amounts received or deemed received in anticipation of the policy becoming a MEC. Amounts received or deemed received during the 2 years prior to such initial MEC date are automatically treated as amounts received in anticipation of MEC status.

Before assigning, pledging, or requesting a loan or other amount to be received under a policy that is a MEC, a policy owner should consult a qualified tax adviser.

We have instituted procedures to monitor whether a policy may become classified as a MEC.

ESTATE AND GENERATION SKIPPING TRANSFER TAXES

ESTATE TAX -- GENERALLY

When the last surviving insured dies, the death proceeds will generally be includable in the policy owner's estate for purposes of federal estate tax if the last surviving insured owned the policy. If the policy owner was not the last surviving insured, the fair market value of the policy would be included in the policy owner's estate upon the policy owner's death. The policy would not be includable in the last surviving insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.

GENERATION SKIPPING TRANSFER TAX -- GENERALLY

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.

FEDERAL INCOME TAX WITHHOLDING AND REPORTING

If any amounts are (or are deemed to be) current taxable income to the policy owner, such amounts will generally be subject to federal income tax withholding and reporting, pursuant to the Code.

EMPLOYER-OWNED LIFE INSURANCE, NON-INDIVIDUAL OWNERS AND BUSINESS BENEFICIARIES OF POLICIES

Effective for all "employer-owned life insurance contracts" issued after August 17, 2006, Section 101(j) provides that death benefits from an "employer-owned life insurance contract" are subject to federal income tax in excess of premiums and other

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amounts paid, unless certain notice and consent requirements are satisfied and an exception under Section 101(j) applies.

An "employer-owned life insurance contract" is defined as a life insurance contract which --

    (i) is owned by a person engaged in a trade or business ("policyholder") under which the policyholder (or a related person) is directly or indirectly a beneficiary under the contract, and

    (ii) covers the life of an insured who is an employee with respect to the trade or business of the policyholder. For these purposes, the term "employee" means all employees, including officers and highly compensated employees, as well as directors.

Notice and consent is generally satisfied if, before the contract is issued, the employee --

- is notified in writing that the policyholder intends to insure the employee's life and the maximum face amount for which the employee could be insured at the time the contract was issued,

- provides written consent to being insured under the contract and that such coverage may continue after the insured terminates employment, and

- is informed in writing that the policyholder (or a related party) will be a beneficiary of any proceeds payable upon the death of the employee.

If the notice and consent requirements are met, the death benefit of an employer-owned life insurance contract will not be taxable if an exception under
Section 101(j) applies. Section 101(j) provides exceptions based on the insured's status (e.g., a director or certain highly compensated employees or an insured who was an employee at any time within the 12-month period before the insured's death) with respect to the policyholder, as well as exceptions for death benefit amounts paid to certain of the insured's heirs (e.g., the insured's estate or any individual who is the designated beneficiary of the insured under the contract (other than the policyholder)).

Section 6039I imposes annual reporting and recordkeeping requirements on employers that own one or more employer-owned life insurance contracts.

If a policy is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the policy. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a policy, this policy could be treated as held by the business for purposes of the
Section 264(f) entity-holder rules.

Increases in the Investment Value of a contract may be considered in the determination of the corporate alternative minimum tax ("AMT") income. Death benefit proceeds in excess of AMT basis may be included in the computation of AMT income.

Prior to purchasing a life insurance contract, a trade or business should consult with a qualified tax advisor.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN ENTITIES

The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies and required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prior to purchasing a life insurance contract, nonresident aliens and foreign entities should consult with a qualified tax advisor.

SPECIAL RULES FOR PENSION AND PROFIT-SHARING PLANS

If a life insurance contract is purchased by a trust or other entity that forms part of a pension or profit-sharing plan qualified under Section 401(a) of the Internal Revenue Code ("Qualified Plan") for the benefit of participants covered under the plan, the federal and state income and estate tax treatment of such policies will be somewhat different from that described this section. The purchase may also affect the qualified nature of the plan.

The plan participant of a Qualified Plan must recognize the economic benefit of the insurance protection as income each year. The amount of economic benefit is measured by an IRS Table (currently Table 2001) or by a one-year term product of the insurer that meets specific IRS parameters outlined in IRS Notice 2002-8.

The death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. When life insurance is purchased within a Qualified Plan, the amount that is received income tax free is the difference between the face amount and the cash surrender value, but only to the extent that the participant has properly recognized into income the appropriate amount of economic benefit.

A Qualified Plan is subject to the so called "incidental benefit rules." A Qualified Plan is permitted to hold life insurance, so long as the life insurance coverage is "incidental" to the primary purpose of the plan and the plan document permits the purchase of life insurance. Life insurance coverage is considered "incidental" if less than 50 percent of the contributions can be used to purchase whole life insurance. Generally, for term, universal or variable life insurance, no more than 25 percent of such contributions may be used. The "incidental benefit" rules may also be satisfied if the death benefit does not exceed 100 times the participant's anticipated monthly normal retirement benefit. If the Qualified Plan does not comply with the incidental benefit rules, it may be subject to adverse tax consequences.

48

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In April 2005, the Treasury Department and the IRS issued Rev. Proc. 2005-25 which discusses the valuation of life insurance policies within the context of Qualified Plans and Sections 83 and 79 of the Internal Revenue Code. In August of 2005, the Treasury Department issued final regulations clarifying that a life insurance policy transferred out of a Qualified Plan must be taxed at its full fair market value. The preamble to the final regulations states that taxpayers may rely on the safe harbor method for computing full fair market value discussed in Rev. Proc. 2005-25. Transfers may adversely affect the qualified plan if certain conditions are not met.

Distributions from Qualified Plans are generally subject to ordinary income tax, and if taken prior to age 59 1/2, a 10% federal tax penalty may apply to amounts distributed from the Qualified Plan. Also, distributions from a Qualified Plan generally are subject to federal income tax withholding requirements.

Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974 as amended ("ERISA").

Purchasers of life insurance in a Qualified Plan should consult a qualified tax advisor to ensure that they comply with these complex rules and understand the federal and state income and estate tax treatment of such policies.

LEGAL PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a policy owner's ability to make certain transactions and thereby we may refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.

ILLUSTRATIONS OF POLICY BENEFITS

In order to help you understand how your policy values would vary over time under different sets of assumptions, we will provide you with certain illustrations upon request. These illustrations will be based on the age and insurance risk characteristics of the insured and will also be based on the stated amount of insurance, death benefit option, premium payment pattern and hypothetical rates of return that you request. You can request for such personalized illustrations at anytime from your registered representative. We have included an example of an illustration as Appendix A to this prospectus.

FINANCIAL INFORMATION

We have included the financial statements for the Company and the Separate Account for the year ended December 31, 2008 in the Statement of Additional Information (SAI). In addition we have included the following:

Hartford Life Insurance Company Policies:

We have incorporated by reference the quarterly report for the Company on Form 10-Q for the quarterly period ended June 30, 2009 in the SAI.

Hartford Life and Annuity Insurance Company Policies:

We have included the unaudited quarterly statutory filing for the Company for the period ended June 30, 2009 in the SAI. Deloitte & Touche, LLP has not audited, reviewed or complied the financial statements and assures no responsibility for them.

To receive a copy of the SAI free of charge, call your registered representative or write to us at:

The Hartford
P.O. Box 2999
Hartford, CT 06104-2999

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GLOSSARY OF SPECIAL TERMS

1933 ACT: Refers to the Securities Act of 1933, as amended.

1940 ACT: Refers to the Investment Company Act of 1940, as amended.

AMOUNT AT RISK: an amount equal to the Death Benefit minus the Account Value.

ACCOUNT VALUE: the total of all amounts in the Fixed Account, Loan Account and Sub-Accounts.

APPLICATION: A form or set of forms that must be completed and signed by the prospective Owner and each Insured before We can issue a Policy.

BENEFICIARY: The person or persons designated in the Application or the most recent Beneficiary designation in our files, to whom insurance proceeds are paid.

CASH SURRENDER VALUE: the Cash Value less all Indebtedness.

CASH VALUE: the Account Value less any applicable Surrender Charges.

COMPANY (ISSUING COMPANY): Either Hartford Life Insurance Company or Hartford Life and Annuity Insurance Company. The name of the company that issues your policy appears on the policy and is determined primarily by the state where you purchased the policy.

CUMULATIVE NO-LAPSE GUARANTEE PREMIUM: the premium required to maintain the No-Lapse Guarantee. On the Policy Date, the Cumulative No-Lapse Guarantee Premium is the Monthly No-Lapse Guarantee Premium shown in your Policy. On each Monthly Activity Date thereafter, the Cumulative No-Lapse Premium is: (a) the Cumulative No-Lapse Guarantee Premium on the previous Monthly Activity Date; plus (b) the current Monthly No-Lapse Guarantee Premium.

DESIGNATED ADDRESS: Our address for receiving premium payments and other policyholder requests.

The Designated Address for sending premium payments is The Hartford, P.O. Box 64273, St. Paul, MN 55164-0273 or to our Individual Life Operations Center at The Hartford, 500 Bielenberg Drive, Woodbury, MN 55125.

The Designated Address for sending all other policy holder transactions is to our Individual Life Operations Center at The Hartford, 500 Bielenberg Drive, Woodbury, MN 55125.

GOOD ORDER: means all necessary documents and forms are complete and in our possession.

NO LAPSE GUARANTEE PREMIUM: the amount of monthly premium required to keep the No Lapse Guarantee available, as shown in the policy's specification page, and used to calculate the Cumulative No Lapse Guarantee Premium.

FACE AMOUNT: an amount we use to determine the Death Benefit. On the policy date, the Face Amount equals the initial Face Amount shown in your policy. Thereafter, it may change under the terms of the policy.

FIXED ACCOUNT: part of our general account to which all or a portion of the Account Value may be allocated.

FUNDS: the registered open-end management companies in which assets of the Separate Account may be invested.

INDEBTEDNESS: all loans granted by Us using the Policy assigned to Us by you as sole security, plus any interest due or accrued minus any loan repayments.

LOAN ACCOUNT: an account established for any amounts transferred from the Fixed Account and Sub-Accounts as a result of loans. The amounts in the Loan Account are credited with interest and are not subject to the investment experience of any Sub-Accounts.

MONTHLY ACTIVITY DATE: the policy date and the same date in each succeeding month as the policy date. However, whenever the Monthly Activity Date falls on a date other than a Valuation Day, the Monthly Activity Date will be deemed to be the next Valuation Day.

NET PREMIUM: the amount of premium credited to Account Value. It is premium paid minus the sales load and premium tax charge.

PRO RATA BASIS: an allocation method based on the proportion of the Account Value in the Fixed Account and each Sub-Account.

SEPARATE ACCOUNT: an account which has been established by us to separate the assets funding the variable benefits for the class of contracts to which the policy belongs from our other assets.

SUB-ACCOUNT: a subdivision of the Separate Account.

SURRENDER CHARGE: a charge that may be assessed if you surrender the policy for its cash surrender value.

VALUATION DAY: the date on which a Sub-Account is valued. This occurs every day the New York Stock Exchange is open for trading.

WE, US, OUR: Either Hartford Life Insurance Company or Hartford Life and Annuity Insurance Company.

YOU, YOUR: the owner of the policy.

50

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APPENDIX A -- HYPOTHETICAL ILLUSTRATIONS OF DEATH BENEFITS, ACCOUNT VALUES AND
CASH SURRENDER VALUES

The tables illustrate the way policies will perform based on assumptions about returns and the insured's characteristics. The illustrations show how the death benefit, cash surrender value and account value will vary over time, assuming hypothetical gross rates of return, 0%, 6% and 12%. The illustrations are based on the assumptions stated above each illustration and assume no rider benefits or allocations to the Fixed Account. The illustrations show the Option A (Level) death benefit option.

Policy values would be higher or lower from the illustrated amounts in certain circumstances. For example, illustrated amounts would be different where actual gross rates of return averaged 0%, 6% and 12%, but: (i) the rates of return varied above and below these averages during the period, (ii) premiums were paid in other amounts or at other than annual intervals, or (iii) account values were allocated differently among the Sub-accounts. The policy values would also differ if a policy loan or withdrawal were made.

The death benefits, cash surrender values and account values shown in the tables reflect: (i) deductions from premiums for the sales charge and state and federal premium tax charge and (ii) monthly deduction for per thousand charges, mortality and expense risk charges and cost of insurance charges.

The amounts shown for the death benefits, account values and cash surrender values as of the end of each Policy Year take into account an arithmetic average of underlying Fund fees. The gross annual investment return rates of 0%, 6% and 12% on the Fund's assets are equal to net annual investment return rates (net of the underlying Fund charges) of -0.89%, 5.11% and 11.11%, respectively.

The Company, through its agent, will provide you a personalized illustration based upon the proposed Insured's age, sex, underwriting classification, the specified insurance benefits, and the premium requested. The illustration will show the weighted average Fund expenses, arithmetic average Fund expenses and/or the actual Fund expenses depending on what you request. An explanation of how the Fund expenses are calculated will appear on the illustration. The hypothetical gross annual investment return assumed in such an illustration would not exceed 12%.

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                        HARTFORD LIFE INSURANCE COMPANY
               FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE
                      HARTFORD LEADERS VUL JOINT LEGACY II

                          DEATH BENEFIT OPTION: LEVEL
                             $4,700,000 FACE AMOUNT
                   ISSUE AGE: 41 MALE PREFERRED NON-NICOTINE,
                        41 FEMALE PREFERRED NON-NICOTINE
                            $40,500 PLANNED PREMIUM
                   (BASED ON CURRENT, NON GUARANTEED CHARGES)

              TOTAL
             PREMIUMS
             WITH 5%                    DEATH BENEFIT                                   ACCOUNT VALUE
   YEAR      INTEREST      0%               6%                12%          0%               6%                12%
----------------------------------------------------------------------------------------------------------------------
    1          $42,525  $4,700,000      $4,700,000          $4,700,000    $31,752          $33,815             $35,881
    2          $87,176  $4,700,000      $4,700,000          $4,700,000    $62,976          $69,081             $75,438
    3         $134,060  $4,700,000      $4,700,000          $4,700,000    $93,685         $105,867            $119,056
    4         $183,288  $4,700,000      $4,700,000          $4,700,000   $123,876         $144,226            $167,141
    5         $234,977  $4,700,000      $4,700,000          $4,700,000   $153,560         $184,228            $220,152
    6         $289,251  $4,700,000      $4,700,000          $4,700,000   $182,965         $226,174            $278,832
    7         $346,239  $4,700,000      $4,700,000          $4,700,000   $211,849         $269,890            $343,502
    8         $406,076  $4,700,000      $4,700,000          $4,700,000   $244,874         $320,259            $419,729
    9         $468,905  $4,700,000      $4,700,000          $4,700,000   $277,350         $372,797            $503,785
    10        $534,875  $4,700,000      $4,700,000          $4,700,000   $309,288         $427,598            $596,474
    15        $917,628  $4,700,000      $4,700,000          $4,700,000   $466,388         $747,760          $1,238,535
    20      $1,406,130  $4,700,000      $4,700,000          $6,536,613   $611,852       $1,147,335          $2,297,749
    25      $2,029,595  $4,700,000      $4,700,000          $9,818,414   $765,674       $1,689,184          $4,147,621
    30      $2,825,312  $4,700,000      $4,736,312         $14,456,374   $904,301       $2,378,574          $7,259,986
    35      $3,840,871  $4,700,000      $5,515,463         $21,158,154  $1,006,112      $3,242,978         $12,440,557
    40      $5,137,010  $4,700,000      $6,371,282         $31,005,485  $1,016,258      $4,296,907         $20,910,656
    45      $6,791,249  $4,700,000      $7,341,143         $45,652,112   $789,226       $5,526,679         $34,368,568
    50      $8,902,524         $0       $8,423,129         $67,310,458         $0       $6,892,622         $55,079,954
    55      $11,597,104        $0       $9,525,512         $98,231,628         $0       $8,410,973         $86,737,978
    60      $15,036,148        $0       $10,634,192       $142,029,254         $0       $10,528,903       $140,623,023
    65      $19,425,335        $0       $13,690,919       $237,706,897         $0       $13,555,365       $235,353,363
    70      $25,027,175        $0       $17,727,728       $401,413,558         $0       $17,552,206       $397,439,167
    75      $32,176,699        $0       $22,888,777       $677,674,372         $0       $22,662,155       $670,964,724
    79      $39,294,267        $0       $28,034,729      $1,030,174,220        $0       $27,757,157      $1,019,974,475


                         CASH SURRENDER VALUE
   YEAR        0%               6%                12%
----------  ----------------------------------------------
    1          $8,939          $11,002             $13,068
    2         $40,162          $46,268             $52,625
    3         $70,871          $83,053             $96,243
    4        $101,063         $121,413            $144,328
    5        $132,014         $162,683            $198,606
    6        $162,687         $205,895            $258,554
    7        $192,838         $250,879            $324,491
    8        $227,130         $302,515            $401,986
    9        $260,874         $356,320            $487,309
    10       $309,288         $427,598            $596,474
    15       $466,388         $747,760          $1,238,535
    20       $611,852       $1,147,335          $2,297,749
    25       $765,674       $1,689,184          $4,147,621
    30       $904,301       $2,378,574          $7,259,986
    35      $1,006,112      $3,242,978         $12,440,557
    40      $1,016,258      $4,296,907         $20,910,656
    45       $789,226       $5,526,679         $34,368,568
    50             $0       $6,892,622         $55,079,954
    55             $0       $8,410,973         $86,737,978
    60             $0       $10,528,903       $140,623,023
    65             $0       $13,555,365       $235,353,363
    70             $0       $17,552,206       $397,439,167
    75             $0       $22,662,155       $670,964,724
    79             $0       $27,757,157      $1,019,974,475

These hypothetical rates of return are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors. The Account Values and Cash Surrender Values will be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but fluctuated above or below the average for individual contract years. No representation can be made that these rates of return can be achieved for any one year or sustained over a period of time.

52

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                        HARTFORD LIFE INSURANCE COMPANY
               FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE
                      HARTFORD LEADERS VUL JOINT LEGACY II

                          DEATH BENEFIT OPTION: LEVEL
                             $4,700,000 FACE AMOUNT
                   ISSUE AGE: 41 MALE PREFERRED NON-NICOTINE,
                        41 FEMALE PREFERRED NON-NICOTINE
                            $40,500 PLANNED PREMIUM
                         (BASED ON GUARANTEED CHARGES)

              TOTAL
             PREMIUMS
             WITH 5%                   DEATH BENEFIT                                 ACCOUNT VALUE
   YEAR      INTEREST      0%               6%               12%         0%              6%               12%
-----------------------------------------------------------------------------------------------------------------
    1          $42,525  $4,700,000      $4,700,000        $4,700,000   $31,752          $33,815           $35,881
    2          $87,176  $4,700,000      $4,700,000        $4,700,000   $62,976          $69,081           $75,438
    3         $134,060  $4,700,000      $4,700,000        $4,700,000   $93,685         $105,867          $119,056
    4         $183,288  $4,700,000      $4,700,000        $4,700,000  $123,876         $144,226          $167,141
    5         $234,977  $4,700,000      $4,700,000        $4,700,000  $153,560         $184,228          $220,152
    6         $289,251  $4,700,000      $4,700,000        $4,700,000  $182,965         $226,174          $278,832
    7         $346,239  $4,700,000      $4,700,000        $4,700,000  $211,849         $269,890          $343,502
    8         $406,076  $4,700,000      $4,700,000        $4,700,000  $244,858         $320,242          $419,713
    9         $468,905  $4,700,000      $4,700,000        $4,700,000  $277,266         $372,710          $503,697
    10        $534,875  $4,700,000      $4,700,000        $4,700,000  $309,064         $427,366          $596,236
    15        $917,628  $4,700,000      $4,700,000        $4,700,000  $463,138         $744,207        $1,234,760
    20      $1,406,130  $4,700,000      $4,700,000        $6,486,217  $598,633       $1,132,489        $2,280,034
    25      $2,029,595  $4,700,000      $4,700,000        $9,628,273  $720,038       $1,638,414        $4,067,299
    30      $2,825,312  $4,700,000      $4,700,000       $13,885,869  $784,291       $2,251,062        $6,973,478
    35      $3,840,871  $4,700,000      $5,065,552       $19,692,422  $729,695       $2,978,440       $11,578,737
    40      $5,137,010  $4,700,000      $5,616,320       $27,604,089  $403,936       $3,787,747       $18,616,694
    45      $6,791,249         $0       $6,129,673       $38,331,842        $0       $4,614,640       $28,857,603
    50      $8,902,524         $0       $6,602,395       $52,771,882        $0       $5,402,721       $43,183,079
    55      $11,597,104        $0       $7,070,896       $72,483,579        $0       $6,243,562       $64,002,595
    60      $15,036,148        $0       $7,691,365       $101,462,863       $0       $7,615,213       $100,458,280
    65      $19,425,335        $0       $9,908,493       $169,016,387       $0       $9,810,389       $167,342,957
    70      $25,027,175        $0       $12,605,392      $279,214,732       $0       $12,480,586      $276,450,230
    75      $32,176,699        $0       $15,840,438      $457,113,909       $0       $15,683,602      $452,588,028
    78      $37,382,612        $0       $18,054,539      $611,377,181       $0       $17,875,781      $605,323,942
    79      $39,294,267        $0       $18,839,424      $673,011,323       $0       $18,652,895      $666,347,845


                       CASH SURRENDER VALUE
   YEAR        0%              6%               12%
----------  -------------------------------------------
    1         $8,939          $11,002           $13,068
    2        $40,162          $46,268           $52,625
    3        $70,871          $83,053           $96,243
    4       $101,063         $121,413          $144,328
    5       $132,014         $162,683          $198,606
    6       $162,687         $205,895          $258,554
    7       $192,838         $250,879          $324,491
    8       $227,114         $302,499          $401,969
    9       $260,790         $356,234          $487,221
    10      $309,064         $427,366          $596,236
    15      $463,138         $744,207        $1,234,760
    20      $598,633       $1,132,489        $2,280,034
    25      $720,038       $1,638,414        $4,067,299
    30      $784,291       $2,251,062        $6,973,478
    35      $729,695       $2,978,440       $11,578,737
    40      $403,936       $3,787,747       $18,616,694
    45            $0       $4,614,640       $28,857,603
    50            $0       $5,402,721       $43,183,079
    55            $0       $6,243,562       $64,002,595
    60            $0       $7,615,213       $100,458,280
    65            $0       $9,810,389       $167,342,957
    70            $0       $12,480,586      $276,450,230
    75            $0       $15,683,602      $452,588,028
    78            $0       $17,875,781      $605,323,942
    79            $0       $18,652,895      $666,347,845

These hypothetical rates of return are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors. The Account Values and Cash Surrender Values will be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but fluctuated above or below the average for individual contract years. No representation can be made that these rates of return can be achieved for any one year or sustained over a period of time.

-------------------------------------------------------------------------------

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
               FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE
                      HARTFORD LEADERS VUL JOINT LEGACY II

                          DEATH BENEFIT OPTION: LEVEL
                             $3,700,000 FACE AMOUNT
                   ISSUE AGE: 53 MALE STANDARD NON-NICOTINE,
                        53 FEMALE STANDARD NON-NICOTINE
                            $56,000 PLANNED PREMIUM
                   (BASED ON CURRENT, NON GUARANTEED CHARGES)

              TOTAL
             PREMIUMS
             WITH 5%                   DEATH BENEFIT                                 ACCOUNT VALUE
   YEAR      INTEREST      0%               6%               12%         0%               6%               12%
------------------------------------------------------------------------------------------------------------------
    1          $58,800  $3,700,000      $3,700,000        $3,700,000    $43,226          $46,056           $48,891
    2         $120,540  $3,700,000      $3,700,000        $3,700,000    $85,717          $94,073          $102,776
    3         $185,367  $3,700,000      $3,700,000        $3,700,000   $127,460         $144,110          $162,142
    4         $253,435  $3,700,000      $3,700,000        $3,700,000   $168,486         $196,274          $227,573
    5         $324,907  $3,700,000      $3,700,000        $3,700,000   $208,824         $250,675          $299,711
    6         $399,952  $3,700,000      $3,700,000        $3,700,000   $248,715         $307,647          $379,492
    7         $478,750  $3,700,000      $3,700,000        $3,700,000   $287,917         $367,044          $467,438
    8         $561,488  $3,700,000      $3,700,000        $3,700,000   $333,648         $436,414          $572,060
    9         $648,362  $3,700,000      $3,700,000        $3,700,000   $378,566         $508,719          $687,377
    10        $739,580  $3,700,000      $3,700,000        $3,700,000   $422,666         $584,070          $814,475
    15      $1,268,820  $3,700,000      $3,700,000        $3,809,594   $637,159       $1,021,883        $1,692,769
    20      $1,944,278  $3,700,000      $3,700,000        $5,918,997   $828,180       $1,561,955        $3,133,402
    25      $2,806,353  $3,700,000      $3,700,000        $9,082,504  $1,010,691      $2,283,597        $5,617,302
    30      $3,906,604  $3,700,000      $4,490,078       $13,698,740  $1,103,442      $3,167,492        $9,663,673
    35      $5,310,834  $3,700,000      $5,323,836       $20,362,386   $901,474       $4,159,604       $15,909,482
    40      $7,103,027         $0       $6,191,081       $29,922,319         $0       $5,230,853       $25,281,411
    45      $9,390,369         $0       $7,066,656       $43,427,400         $0       $6,475,329       $39,793,462
    50      $12,309,662        $0       $8,497,344       $66,804,927         $0       $8,413,212       $66,143,492
    55      $16,035,502        $0       $11,094,418      $112,298,148        $0       $10,984,572      $111,186,285
    60      $20,790,723        $0       $14,491,236      $189,847,075        $0       $14,347,758      $187,967,401
    65      $26,859,723        $0       $18,833,345      $320,691,766        $0       $18,646,876      $317,516,600
    67      $29,688,182        $0       $20,891,534      $395,455,918        $0       $20,684,688      $391,540,513


                        CASH SURRENDER VALUE
   YEAR        0%               6%               12%
----------  --------------------------------------------
    1          $3,763           $6,594            $9,428
    2         $46,255          $54,611           $63,313
    3         $87,998         $104,648          $122,680
    4        $129,024         $156,812          $188,111
    5        $171,554         $213,405          $262,441
    6        $213,637         $272,569          $344,414
    7        $255,032         $334,159          $434,552
    8        $302,955         $405,721          $541,367
    9        $350,066         $480,219          $658,876
    10       $422,666         $584,070          $814,475
    15       $637,159       $1,021,883        $1,692,769
    20       $828,180       $1,561,955        $3,133,402
    25      $1,010,691      $2,283,597        $5,617,302
    30      $1,103,442      $3,167,492        $9,663,673
    35       $901,474       $4,159,604       $15,909,482
    40             $0       $5,230,853       $25,281,411
    45             $0       $6,475,329       $39,793,462
    50             $0       $8,413,212       $66,143,492
    55             $0       $10,984,572      $111,186,285
    60             $0       $14,347,758      $187,967,401
    65             $0       $18,646,876      $317,516,600
    67             $0       $20,684,688      $391,540,513

These hypothetical rates of return are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors. The Account Values and Cash Surrender Values will be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but fluctuated above or below the average for individual contract years. No representation can be made that these rates of return can be achieved for any one year or sustained over a period of time.

54

-------------------------------------------------------------------------------

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
               FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE
                      HARTFORD LEADERS VUL JOINT LEGACY II

                          DEATH BENEFIT OPTION: LEVEL
                             $3,700,000 FACE AMOUNT
                   ISSUE AGE: 53 MALE STANDARD NON-NICOTINE,
                        53 FEMALE STANDARD NON-NICOTINE
                            $56,000 PLANNED PREMIUM
                         (BASED ON GUARANTEED CHARGES)

              TOTAL
             PREMIUMS
             WITH 5%                   DEATH BENEFIT                                 ACCOUNT VALUE
   YEAR      INTEREST      0%               6%               12%         0%              6%               12%
-----------------------------------------------------------------------------------------------------------------
    1          $58,800  $3,700,000      $3,700,000        $3,700,000   $43,226          $46,056           $48,891
    2         $120,540  $3,700,000      $3,700,000        $3,700,000   $85,717          $94,073          $102,776
    3         $185,367  $3,700,000      $3,700,000        $3,700,000  $127,460         $144,110          $162,142
    4         $253,435  $3,700,000      $3,700,000        $3,700,000  $168,453         $196,240          $227,538
    5         $324,907  $3,700,000      $3,700,000        $3,700,000  $208,675         $250,520          $299,551
    6         $399,952  $3,700,000      $3,700,000        $3,700,000  $248,347         $307,260          $379,088
    7         $478,750  $3,700,000      $3,700,000        $3,700,000  $287,182         $366,264          $466,612
    8         $561,488  $3,700,000      $3,700,000        $3,700,000  $332,344         $435,016          $570,569
    9         $648,362  $3,700,000      $3,700,000        $3,700,000  $376,430         $506,410          $684,898
    10        $739,580  $3,700,000      $3,700,000        $3,700,000  $419,325         $580,437          $810,561
    15      $1,268,820  $3,700,000      $3,700,000        $3,741,186  $614,916         $995,897        $1,662,373
    20      $1,944,278  $3,700,000      $3,700,000        $5,697,531  $751,876       $1,474,437        $3,016,163
    25      $2,806,353  $3,700,000      $3,700,000        $8,464,004  $792,218       $2,059,467        $5,234,776
    30      $3,906,604  $3,700,000      $3,858,798       $12,159,975  $562,672       $2,722,160        $8,578,163
    35      $5,310,834         $0       $4,373,379       $17,125,563        $0       $3,416,996       $13,380,496
    40      $7,103,027         $0       $4,863,511       $23,836,930        $0       $4,109,187       $20,139,857
    45      $9,390,369         $0       $5,363,085       $33,093,392        $0       $4,914,310       $30,324,187
    50      $12,309,662        $0       $6,441,585       $50,389,618        $0       $6,377,807       $49,890,711
    55      $16,035,502        $0       $8,392,924       $83,927,025        $0       $8,309,826       $83,096,064
    60      $20,790,723        $0       $10,756,609      $138,402,896       $0       $10,650,108      $137,032,570
    65      $26,859,723        $0       $13,578,302      $225,931,143       $0       $13,443,864      $223,694,201
    67      $29,688,182        $0       $14,840,158      $273,985,224       $0       $14,693,226      $271,272,499


                       CASH SURRENDER VALUE
   YEAR        0%              6%               12%
----------  -------------------------------------------
    1         $3,763           $6,594            $9,428
    2        $46,255          $54,611           $63,313
    3        $87,998         $104,648          $122,680
    4       $128,990         $156,777          $188,075
    5       $171,405         $213,250          $262,281
    6       $213,269         $272,182          $344,010
    7       $254,297         $333,378          $433,727
    8       $301,652         $404,323          $539,877
    9       $347,930         $477,910          $656,398
    10      $419,325         $580,437          $810,561
    15      $614,916         $995,897        $1,662,373
    20      $751,876       $1,474,437        $3,016,163
    25      $792,218       $2,059,467        $5,234,776
    30      $562,672       $2,722,160        $8,578,163
    35            $0       $3,416,996       $13,380,496
    40            $0       $4,109,187       $20,139,857
    45            $0       $4,914,310       $30,324,187
    50            $0       $6,377,807       $49,890,711
    55            $0       $8,309,826       $83,096,064
    60            $0       $10,650,108      $137,032,570
    65            $0       $13,443,864      $223,694,201
    67            $0       $14,693,226      $271,272,499

These hypothetical rates of return are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors. The Account Values and Cash Surrender Values will be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but fluctuated above or below the average for individual contract years. No representation can be made that these rates of return can be achieved for any one year or sustained over a period of time.

HARTFORD LIFE INSURANCE COMPANY                                           55

-------------------------------------------------------------------------------

WHERE YOU CAN FIND MORE INFORMATION

We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

You may read or copy these reports at the SEC's Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.hartfordinvestor.com or visiting the SEC website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.

811-07271

811-07273

                                     PART B

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION (PART B)
HARTFORD LEADERS VUL JOINT LEGACY II (SERIES II)
SEPARATE ACCOUNT VL II
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus. To obtain a prospectus, call us at 1-800-231-5453.

DATE OF PROSPECTUS: JULY 30, 2009
DATE OF STATEMENT OF ADDITIONAL INFORMATION: JULY 30, 2009

2                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                          PAGE
--------------------------------------------------------------------------------
GENERAL INFORMATION AND HISTORY                                                3
SERVICES                                                                       3
EXPERTS                                                                        3
DISTRIBUTION OF THE POLICIES                                                   3
ADDITIONAL INFORMATION ABOUT CHARGES                                           4
PERFORMANCE DATA                                                               4
FINANCIAL STATEMENTS                                                           5

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                3

-------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY ("HARTFORD") -- Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

Hartford Life and Annuity Insurance Company is controlled by Hartford Life Insurance Company, which is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

SEPARATE ACCOUNT VL II was established as a separate account under Connecticut law on September 30, 1994. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

EXPERTS

The statutory basis statements of admitted assets, liabilities, and surplus of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2008 and 2007, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2008 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated April 27, 2009 (which report expresses an unqualified opinion and includes an explanatory paragraph relating to the Company's approval from the State of Connecticut Insurance Department for the use of a permitted practice related to the accounting for deferred income taxes) and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account VL II (the "Account") as of December 31, 2008, and the related statements of operations and changes in net assets for the respective stated periods then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 18, 2009, which reports are both included in this Statement of Additional Information. Such reports are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.

DISTRIBUTION OF THE POLICIES

Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the policies and offers the policies on a continuous basis. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA").

Hartford currently pays HESCO underwriting commissions for its role as Principal Underwriter of all policies offered through this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HESCO in its role as Principal Underwriter has been: 2008: $20,679,265; 2007:
$21,696,958; and 2006: $13,189,894. HESCO did not retain any of these underwriting commissions.

HESCO enters into sales agreements with registered broker-dealers, financial institutions and other parties ("Financial Intermediaries"). The policies are sold by salespersons who represent Hartford as insurance agents and who are financial professionals ("Sales Representatives") of HESCO or certain other registered broker-dealers who have entered into sales agreements with HESCO.

Financial Intermediaries are compensated according to a schedule in the sales agreement and are subject to any rules or regulations that apply to variable life insurance compensation.

4                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

This compensation is usually paid from sales charges described in the Prospectus. The compensation generally consists of commissions and may involve other types of payments that are described more fully in the prospectus.

ADDITIONAL INFORMATION ABOUT CHARGES

SALES LOAD -- The front-end load under the policies may be used to cover expenses related to the sale and distribution of the policies. Refer to prospectus for applicable sales load.

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, group, or program ("Eligible Group") in accordance with our rules in effect as of the date the application for a policy is approved. An Eligible Group must satisfy certain criteria such as size, expected number of policy holders, or present or anticipated levels of aggregate premiums, administrative expenses or commissions. We may modify, from time to time on a uniform basis, both the amount of the reductions and the criteria for eligibility. Reductions in charges will not be unfairly discriminatory against any person, including the affected policy holders invested in the Separate Account.

UNDERWRITING PROCEDURES -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount. Policies generally will be issued only on the lives of insureds between the ages of 20 and 85 who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent.

Cost of insurance rates will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. For preferred and standard risks, the cost of insurance rate will not exceed those based on the 2001 Commissioners' Standard Ordinary Mortality Table (ANB), Male or Female, Unismoke Table, age nearest birthday (unisex rates may be required in some states). A table of guaranteed cost of insurance rates per $1,000 will be included in your policy, however, we reserve the right to use rates less than those shown in the table. Special risk classes are used when mortality experience in excess of the standard risk classes is expected. These substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of 2001 Commissioners' Standard Ordinary Mortality Table (ANB), Male or Female, Unismoke Table, age nearest birthday (unisex rates may be required in some states) plus any flat extra amount assessed. The multiple will be based on the insured's substandard rating.

INCREASES IN FACE AMOUNT -- At any time after the first policy year, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased is based on our rules then in effect.

We reserve the right to limit the number of increases or decreases made under a policy to no more than one in any 12 month period.

All requests to increase the Face Amount must be applied for on a new application and accompanied by your policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the Monthly Activity Date shown on the new policy specifications page, provided that the Monthly Deduction Amount for the first month after the effective date of the increase is made. Each unscheduled increase in Face Amount is subject to an increase fee of 1/12 of $1 per $1,000 of each increase per month for the first twelve months from the effective date of each increase. This amount will not be less than 1/12 of $500 but not greater than 1/12 of $3,000.

PERFORMANCE DATA

Hartford may advertise the performance history of the underlying Funds of the policy. Performance history is based on the Funds' past performance only and is no indication of future performance.

The performance history of the underlying Funds includes deductions for the total fund operating expenses of the Funds. The performance information does not include any charges or fees that are deducted from your policy. These are charges and fees such as the surrender charge, unamortized tax charge, cost of insurance charge, mortality and expense risk charge, tax expense charge, annual maintenance fee, and the administrative charge. Some of these charges vary depending on your age, gender, face amount, underwriting class, premiums, policy duration, and account value. All of these policy charges will have a significant impact on your policy's account value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your policy's performance, you should obtain a personalized illustration based on historical Fund performance from your financial adviser.

Performance history of the underlying Funds is measured by comparing the value of the Fund at the beginning of the period to the value of the Fund at the end of the period. Performance is usually calculated for periods of one month, three months, year-to-date, one year, three years, five years, ten years, and since the inception date of the Fund if the Fund has existed for more than ten years.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                5

-------------------------------------------------------------------------------

FINANCIAL STATEMENTS

The financial statements of the Company and the Separate Account for year ended December 31, 2008 follow this page of the SAI. We have included the unaudited quarterly statutory filing for the Company for the period ended June 30, 2009. This statement is included herein as additional information on the financial condition of the issuer. Deloitte & Touche, LLP has not audited, reviewed, or compiled the financial statements and assumes no responsibility for them. The financial statements of the Company only bear on the Company's ability to meet its obligations under the Contracts and should not be considered as bearing on the investment performance of the Separate Account. The financial statements of the Separate Account present the investment performance of the Separate Account.

For the most recent quarterly financial statement information for Hartford Life and Annuity Insurance Company visit www.hartfordinvestor.com. Requests for copies can also be directed to The Hartford, P.O. Box 2999, Hartford, Connecticut 06104-2999.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT VL II AND THE BOARD OF DIRECTORS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life and Annuity Insurance Company Separate Account VL II (the "Account"), as of December 31, 2008, and the related statements of operations and changes in net assets for the respective stated periods then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2008 by correspondence with the mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the individual Sub-Accounts constituting Hartford Life and Annuity Insurance Company Separate Account VL II as of December 31, 2008, the results of their operations and the changes in their net assets for the respective stated periods then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 18, 2009

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                         ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS       ALLIANCEBERNSTEIN VPS
                                            BALANCED WEALTH             INTERNATIONAL               SMALL/MID CAP
                                           STRATEGY PORTFOLIO          VALUE PORTFOLIO             VALUE PORTFOLIO
                                            SUB-ACCOUNT (A)              SUB-ACCOUNT                 SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                                10,955                     358,705                     164,464
                                                ========                  ==========                  ==========
  Cost                                          $117,337                  $7,713,301                  $2,543,537
                                                ========                  ==========                  ==========
  Market Value                                   $94,544                  $3,920,642                  $1,623,257
 Due from Hartford Life and Annuity
  Insurance Company                                   --                      40,144                         814
 Receivable from fund shares sold                     --                          --                          --
 Other assets                                         --                          --                          --
                                                --------                  ----------                  ----------
 Total Assets                                     94,544                   3,960,786                   1,624,071
                                                --------                  ----------                  ----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                   --                          --                          --
 Payable for fund shares purchased                    --                      40,144                         814
 Other liabilities                                    --                          --                          --
                                                --------                  ----------                  ----------
 Total Liabilities                                    --                      40,144                         814
                                                --------                  ----------                  ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                    $94,544                  $3,920,642                  $1,623,257
                                                ========                  ==========                  ==========

                                                                    ALLIANCEBERNSTEIN VPS            AIM V.I.
                                         ALLIANCEBERNSTEIN VPS          INTERNATIONAL                CAPITAL
                                            VALUE PORTFOLIO            GROWTH PORTFOLIO         APPRECIATION FUND
                                            SUB-ACCOUNT (A)              SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                                  212                       59,777                    97,521
                                                 ======                   ==========                ==========
  Cost                                           $1,659                   $1,374,351                $2,344,120
                                                 ======                   ==========                ==========
  Market Value                                   $1,607                     $741,838                $1,647,132
 Due from Hartford Life and Annuity
  Insurance Company                                  --                            7                        --
 Receivable from fund shares sold                    --                           --                        --
 Other assets                                        --                           --                        --
                                                 ------                   ----------                ----------
 Total Assets                                     1,607                      741,845                 1,647,132
                                                 ------                   ----------                ----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                  --                           --                        --
 Payable for fund shares purchased                   --                            7                        --
 Other liabilities                                   --                           --                        --
                                                 ------                   ----------                ----------
 Total Liabilities                                   --                            7                        --
                                                 ------                   ----------                ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                    $1,607                     $741,838                $1,647,132
                                                 ======                   ==========                ==========

                                              AIM V.I.             AIM V.I.
                                                CORE            INTERNATIONAL
                                            EQUITY FUND          GROWTH FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------
ASSETS:
 Investments:
  Number of Shares                               90,753              29,826
                                             ==========            ========
  Cost                                       $1,911,032            $670,316
                                             ==========            ========
  Market Value                               $1,792,368            $581,307
 Due from Hartford Life and Annuity
  Insurance Company                                  --               2,927
 Receivable from fund shares sold                    --                  --
 Other assets                                        --                  --
                                             ----------            --------
 Total Assets                                 1,792,368             584,234
                                             ----------            --------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                  --                  --
 Payable for fund shares purchased                   --               2,927
 Other liabilities                                   --                  --
                                             ----------            --------
 Total Liabilities                                   --               2,927
                                             ----------            --------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $1,792,368            $581,307
                                             ==========            ========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                              AIM V.I.             AIM V.I.              AIM V.I.
                                            MID CAP CORE          SMALL CAP              CAPITAL
                                            EQUITY FUND          EQUITY FUND         DEVELOPMENT FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                              323,164              53,986                142,710
                                             ==========            ========             ==========
  Cost                                       $3,937,879            $813,243             $2,514,060
                                             ==========            ========             ==========
  Market Value                               $2,775,974            $573,329             $1,131,691
 Due from Hartford Life and Annuity
  Insurance Company                                  --                  --                     --
 Receivable from fund shares sold                    --                  --                     --
 Other assets                                        --                  --                     --
                                             ----------            --------             ----------
 Total Assets                                 2,775,974             573,329              1,131,691
                                             ----------            --------             ----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                  --                  --                     --
 Payable for fund shares purchased                   --                  --                     --
 Other liabilities                                   --                  --                     --
                                             ----------            --------             ----------
 Total Liabilities                                   --                  --                     --
                                             ----------            --------             ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $2,775,974            $573,329             $1,131,691
                                             ==========            ========             ==========

                                                                 AMERICAN FUNDS
                                           AMERICAN FUNDS         CAPITAL WORLD         AMERICAN FUNDS
                                               GLOBAL               GROWTH &                 ASSET
                                             BOND FUND             INCOME FUND          ALLOCATION FUND
                                          SUB-ACCOUNT (A)        SUB-ACCOUNT (A)          SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                              25,823                 72,858               2,014,619
                                              ========              =========             ===========
  Cost                                        $276,043               $541,372             $32,675,439
                                              ========              =========             ===========
  Market Value                                $275,278               $485,963             $24,336,595
 Due from Hartford Life and Annuity
  Insurance Company                                 --                 25,509                  79,977
 Receivable from fund shares sold                   --                     --                      --
 Other assets                                       --                     --                      --
                                              --------              ---------             -----------
 Total Assets                                  275,278                511,472              24,416,572
                                              --------              ---------             -----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                 --                     --                      --
 Payable for fund shares purchased                  --                 25,509                  79,977
 Other liabilities                                  --                     --                      --
                                              --------              ---------             -----------
 Total Liabilities                                  --                 25,509                  79,977
                                              --------              ---------             -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $275,278               $485,963             $24,336,595
                                              ========              =========             ===========

                                           AMERICAN FUNDS
                                              BLUE CHIP
                                             INCOME AND           AMERICAN FUNDS
                                             GROWTH FUND             BOND FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------
ASSETS:
 Investments:
  Number of Shares                             1,543,649              2,222,538
                                             ===========            ===========
  Cost                                       $15,421,105            $24,389,725
                                             ===========            ===========
  Market Value                               $10,218,954            $20,825,185
 Due from Hartford Life and Annuity
  Insurance Company                                5,642                 44,042
 Receivable from fund shares sold                     --                     --
 Other assets                                         --                     --
                                             -----------            -----------
 Total Assets                                 10,224,596             20,869,227
                                             -----------            -----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                   --                     --
 Payable for fund shares purchased                 5,642                 44,042
 Other liabilities                                    --                     --
                                             -----------            -----------
 Total Liabilities                                 5,642                 44,042
                                             -----------            -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $10,218,954            $20,825,185
                                             ===========            ===========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                          AMERICAN FUNDS
                                              GLOBAL           AMERICAN FUNDS         AMERICAN FUNDS
                                            GROWTH FUND          GROWTH FUND        GROWTH-INCOME FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                            1,144,317            1,517,287              2,005,277
                                            ===========          ===========            ===========
  Cost                                      $19,133,241          $73,685,598            $66,238,199
                                            ===========          ===========            ===========
  Market Value                              $15,883,122          $50,480,121            $48,347,226
 Due from Hartford Life and Annuity
  Insurance Company                                 814               35,521                 12,599
 Receivable from fund shares sold                    --                   --                     --
 Other assets                                        --                   15                     --
                                            -----------          -----------            -----------
 Total Assets                                15,883,936           50,515,657             48,359,825
                                            -----------          -----------            -----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                  --                   --                     --
 Payable for fund shares purchased                  814               35,521                 12,599
 Other liabilities                                    3                   --                     33
                                            -----------          -----------            -----------
 Total Liabilities                                  817               35,521                 12,632
                                            -----------          -----------            -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                               $15,883,119          $50,480,136            $48,347,193
                                            ===========          ===========            ===========

                                                                                   AMERICAN FUNDS
                                          AMERICAN FUNDS       AMERICAN FUNDS       GLOBAL SMALL
                                        INTERNATIONAL FUND     NEW WORLD FUND    CAPITALIZATION FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                            1,967,950             607,213              760,863
                                            ===========          ==========          ===========
  Cost                                      $33,615,932          $9,923,335          $11,341,112
                                            ===========          ==========          ===========
  Market Value                              $23,989,307          $8,179,163           $8,392,319
 Due from Hartford Life and Annuity
  Insurance Company                              39,474              20,553               70,501
 Receivable from fund shares sold                    --                  --                   --
 Other assets                                        --                  --                   --
                                            -----------          ----------          -----------
 Total Assets                                24,028,781           8,199,716            8,462,820
                                            -----------          ----------          -----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                  --                  --                   --
 Payable for fund shares purchased               39,474              20,556               70,501
 Other liabilities                                   --                  --                    4
                                            -----------          ----------          -----------
 Total Liabilities                               39,474              20,556               70,505
                                            -----------          ----------          -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                               $23,989,307          $8,179,160           $8,392,315
                                            ===========          ==========          ===========

                                           FIDELITY VIP        FIDELITY VIP
                                          ASSET MANAGER        EQUITY-INCOME
                                            PORTFOLIO            PORTFOLIO
                                           SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ---------------------------------------
ASSETS:
 Investments:
  Number of Shares                             131,104              917,272
                                            ==========          ===========
  Cost                                      $2,235,106          $20,416,457
                                            ==========          ===========
  Market Value                              $1,351,683          $12,082,633
 Due from Hartford Life and Annuity
  Insurance Company                                 --                   --
 Receivable from fund shares sold                   --               22,725
 Other assets                                       --                   --
                                            ----------          -----------
 Total Assets                                1,351,683           12,105,358
                                            ----------          -----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                 --               22,725
 Payable for fund shares purchased                  --                   --
 Other liabilities                                   1                    1
                                            ----------          -----------
 Total Liabilities                                   1               22,726
                                            ----------          -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                               $1,351,682          $12,082,632
                                            ==========          ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                          FIDELITY VIP          FIDELITY VIP          FIDELITY VIP
                                             GROWTH              CONTRAFUND             OVERSEAS
                                            PORTFOLIO            PORTFOLIO             PORTFOLIO
                                         SUB-ACCOUNT (A)        SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                               786                 466,623              42,317
                                             =======            ============            ========
  Cost                                       $24,369             $13,289,487            $796,576
                                             =======            ============            ========
  Market Value                               $18,329              $7,064,671            $514,995
 Due from Hartford Life and Annuity
  Insurance Company                               --                  11,272                  --
 Receivable from fund shares sold                 --                      --                  --
 Other assets                                     --                      --                  --
                                             -------            ------------            --------
 Total Assets                                 18,329               7,075,943             514,995
                                             -------            ------------            --------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                               --                      --                  --
 Payable for fund shares purchased                --                  11,272                  --
 Other liabilities                                --                      --                  --
                                             -------            ------------            --------
 Total Liabilities                                --                  11,272                  --
                                             -------            ------------            --------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $18,329              $7,064,671            $514,995
                                             =======            ============            ========

                                                                                       FIDELITY VIP
                                            FIDELITY VIP          FIDELITY VIP        DYNAMIC CAPITAL
                                              MID CAP           VALUE STRATEGIES       APPRECIATION
                                             PORTFOLIO             PORTFOLIO             PORTFOLIO
                                            SUB-ACCOUNT         SUB-ACCOUNT (A)       SUB-ACCOUNT (A)
--------------------------------------  ---------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                              252,287                 286                 4,786
                                             ==========              ======               =======
  Cost                                       $7,591,772              $1,367               $23,289
                                             ==========              ======               =======
  Market Value                               $4,571,445              $1,419               $24,888
 Due from Hartford Life and Annuity
  Insurance Company                              36,262                  --                    --
 Receivable from fund shares sold                    --                  --                    --
 Other assets                                        --                  --                    --
                                             ----------              ------               -------
 Total Assets                                 4,607,707               1,419                24,888
                                             ----------              ------               -------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                  --                  --                    --
 Payable for fund shares purchased               36,262                  --                    --
 Other liabilities                                   --                  --                    --
                                             ----------              ------               -------
 Total Liabilities                               36,262                  --                    --
                                             ----------              ------               -------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $4,571,445              $1,419               $24,888
                                             ==========              ======               =======


                                           FIDELITY VIP         FIDELITY VIP
                                           FREEDOM 2010         FREEDOM 2020
                                             PORTFOLIO            PORTFOLIO
                                          SUB-ACCOUNT (A)      SUB-ACCOUNT (A)
--------------------------------------  ----------------------------------------
ASSETS:
 Investments:
  Number of Shares                              2,116               10,821
                                              =======              =======
  Cost                                        $17,786              $85,169
                                              =======              =======
  Market Value                                $17,377              $83,211
 Due from Hartford Life and Annuity
  Insurance Company                                --                   --
 Receivable from fund shares sold                  --                   --
 Other assets                                      --                   --
                                              -------              -------
 Total Assets                                  17,377               83,211
                                              -------              -------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                --                   --
 Payable for fund shares purchased                 --                   --
 Other liabilities                                 --                   --
                                              -------              -------
 Total Liabilities                                 --                   --
                                              -------              -------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $17,377              $83,211
                                              =======              =======

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                                         FRANKLIN
                                           FIDELITY VIP            FRANKLIN            SMALL-MID CAP
                                           FREEDOM 2030             INCOME                GROWTH
                                             PORTFOLIO          SECURITIES FUND       SECURITIES FUND
                                          SUB-ACCOUNT (A)         SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                              4,896                 695,741               5,750
                                              =======             ===========             =======
  Cost                                        $41,737             $11,283,022             $91,448
                                              =======             ===========             =======
  Market Value                                $34,809              $7,889,708             $67,562
 Due from Hartford Life and Annuity
  Insurance Company                                --                  20,751                 242
 Receivable from fund shares sold                  --                      --                  --
 Other assets                                      --                      --                  --
                                              -------             -----------             -------
 Total Assets                                  34,809               7,910,459              67,804
                                              -------             -----------             -------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                --                      --                  --
 Payable for fund shares purchased                 --                  20,751                 242
 Other liabilities                                 --                      --                  --
                                              -------             -----------             -------
 Total Liabilities                                 --                  20,751                 242
                                              -------             -----------             -------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $34,809              $7,889,708             $67,562
                                              =======             ===========             =======

                                              FRANKLIN              FRANKLIN
                                             SMALL CAP             STRATEGIC
                                               VALUE                 INCOME             MUTUAL SHARES
                                          SECURITIES FUND       SECURITIES FUND        SECURITIES FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                              488,867               193,899                825,801
                                             ==========            ==========            ===========
  Cost                                       $6,664,467            $2,175,931            $14,119,861
                                             ==========            ==========            ===========
  Market Value                               $5,157,547            $2,051,447             $9,727,935
 Due from Hartford Life and Annuity
  Insurance Company                              35,275                 8,010                 25,156
 Receivable from fund shares sold                    --                    --                     --
 Other assets                                        --                    --                     --
                                             ----------            ----------            -----------
 Total Assets                                 5,192,822             2,059,457              9,753,091
                                             ----------            ----------            -----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                  --                    --                     --
 Payable for fund shares purchased               35,275                 8,010                 25,156
 Other liabilities                                   --                    --                     --
                                             ----------            ----------            -----------
 Total Liabilities                               35,275                 8,010                 25,156
                                             ----------            ----------            -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $5,157,547            $2,051,447             $9,727,935
                                             ==========            ==========            ===========

                                             TEMPLETON
                                            DEVELOPING            TEMPLETON
                                              MARKETS              FOREIGN
                                          SECURITIES FUND      SECURITIES FUND
                                            SUB-ACCOUNT        SUB-ACCOUNT (A)
--------------------------------------  ----------------------------------------
ASSETS:
 Investments:
  Number of Shares                              9,195                2,878
                                              =======              =======
  Cost                                        $69,214              $32,152
                                              =======              =======
  Market Value                                $56,182              $30,964
 Due from Hartford Life and Annuity
  Insurance Company                                --                   --
 Receivable from fund shares sold                  --                   --
 Other assets                                      --                   --
                                              -------              -------
 Total Assets                                  56,182               30,964
                                              -------              -------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                --                   --
 Payable for fund shares purchased                 --                   --
 Other liabilities                                 --                   --
                                              -------              -------
 Total Liabilities                                 --                   --
                                              -------              -------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $56,182              $30,964
                                              =======              =======

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                                    FRANKLIN
                                            TEMPLETON                               FLEX CAP
                                              GROWTH         MUTUAL DISCOVERY        GROWTH
                                         SECURITIES FUND     SECURITIES FUND     SECURITIES FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT (A)
-------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                             192,341             277,409              760
                                            ==========          ==========           ======
  Cost                                      $2,594,476          $5,860,416           $6,201
                                            ==========          ==========           ======
  Market Value                              $1,577,199          $4,396,929           $6,248
 Due from Hartford Life and Annuity
  Insurance Company                              9,403               2,805               --
 Receivable from fund shares sold                   --                  --               --
 Other assets                                       --                  --               --
                                            ----------          ----------           ------
 Total Assets                                1,586,602           4,399,734            6,248
                                            ----------          ----------           ------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                 --                  --               --
 Payable for fund shares purchased               9,403               2,805               --
 Other liabilities                                  --                  --               --
                                            ----------          ----------           ------
 Total Liabilities                               9,403               2,805               --
                                            ----------          ----------           ------
NET ASSETS:
 For Variable Life Contract
  Liabilities                               $1,577,199          $4,396,929           $6,248
                                            ==========          ==========           ======

                                                                                     HARTFORD
                                            TEMPLETON            HARTFORD            LARGECAP
                                          GLOBAL INCOME          ADVISERS             GROWTH
                                         SECURITIES FUND         HLS FUND            HLS FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT      SUB-ACCOUNT (A)
--------------------------------------  ---------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                             223,805            2,375,429             1,081
                                            ==========          ===========          ========
  Cost                                      $3,786,435          $57,744,147           $10,713
                                            ==========          ===========          ========
  Market Value                              $3,827,060          $32,519,101           $10,687
 Due from Hartford Life and Annuity
  Insurance Company                              3,046                4,524                --
 Receivable from fund shares sold                   --                   --                --
 Other assets                                       --                    6                --
                                            ----------          -----------          --------
 Total Assets                                3,830,106           32,523,631            10,687
                                            ----------          -----------          --------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                 --                   --                --
 Payable for fund shares purchased               3,046                4,524                --
 Other liabilities                                  --                   --                --
                                            ----------          -----------          --------
 Total Liabilities                               3,046                4,524                --
                                            ----------          -----------          --------
NET ASSETS:
 For Variable Life Contract
  Liabilities                               $3,827,060          $32,519,107           $10,687
                                            ==========          ===========          ========

                                             HARTFORD              HARTFORD
                                               TOTAL               CAPITAL
                                            RETURN BOND          APPRECIATION
                                             HLS FUND              HLS FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -----------------------------------------
ASSETS:
 Investments:
  Number of Shares                            4,829,891             2,534,987
                                            ===========          ============
  Cost                                      $54,243,969          $119,863,187
                                            ===========          ============
  Market Value                              $46,092,429           $64,236,562
 Due from Hartford Life and Annuity
  Insurance Company                              14,696                17,608
 Receivable from fund shares sold                    --                    --
 Other assets                                        --                     8
                                            -----------          ------------
 Total Assets                                46,107,125            64,254,178
                                            -----------          ------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                  --                    --
 Payable for fund shares purchased               14,696                17,608
 Other liabilities                                    7                    --
                                            -----------          ------------
 Total Liabilities                               14,703                17,608
                                            -----------          ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                               $46,092,422           $64,236,570
                                            ===========          ============

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                              HARTFORD             HARTFORD            HARTFORD
                                              DIVIDEND           FUNDAMENTAL            GLOBAL
                                             AND GROWTH             GROWTH             ADVISERS
                                              HLS FUND             HLS FUND            HLS FUND
                                            SUB-ACCOUNT        SUB-ACCOUNT (A)       SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                             2,664,627               42                30,439
                                            ============             ====              ========
  Cost                                       $51,817,166             $386              $378,040
                                            ============             ====              ========
  Market Value                               $38,284,784             $251              $258,847
 Due from Hartford Life and Annuity
  Insurance Company                                   --               --                    --
 Receivable from fund shares sold                  2,021               --                    --
 Other assets                                         --               --                    --
                                            ------------             ----              --------
 Total Assets                                 38,286,805              251               258,847
                                            ------------             ----              --------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                2,021               --                    --
 Payable for fund shares purchased                    --               --                    --
 Other liabilities                                     3               --                    --
                                            ------------             ----              --------
 Total Liabilities                                 2,024               --                    --
                                            ------------             ----              --------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $38,284,781             $251              $258,847
                                            ============             ====              ========

                                                                                        HARTFORD
                                              HARTFORD              HARTFORD           DISCIPLINED
                                            GLOBAL EQUITY        GLOBAL GROWTH           EQUITY
                                              HLS FUND              HLS FUND            HLS FUND
                                         SUB-ACCOUNT (A)(B)       SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                              11,391                27,911               695,682
                                               =======              ========           ===========
  Cost                                         $99,014              $451,603            $8,552,616
                                               =======              ========           ===========
  Market Value                                 $70,121              $283,961            $5,882,370
 Due from Hartford Life and Annuity
  Insurance Company                                 --                    --                 5,855
 Receivable from fund shares sold                   --                    --                    --
 Other assets                                       --                    --                     4
                                               -------              --------           -----------
 Total Assets                                   70,121               283,961             5,888,229
                                               -------              --------           -----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                 --                    --                    --
 Payable for fund shares purchased                  --                    --                 5,855
 Other liabilities                                  --                    --                    --
                                               -------              --------           -----------
 Total Liabilities                                  --                    --                 5,855
                                               -------              --------           -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                  $70,121              $283,961            $5,882,374
                                               =======              ========           ===========

                                                                  HARTFORD
                                             HARTFORD              GROWTH
                                              GROWTH            OPPORTUNITIES
                                             HLS FUND             HLS FUND
                                          SUB-ACCOUNT (A)        SUB-ACCOUNT
--------------------------------------  ----------------------------------------
ASSETS:
 Investments:
  Number of Shares                              4,197                381,266
                                              =======            ===========
  Cost                                        $33,676             $8,850,194
                                              =======            ===========
  Market Value                                $31,617             $6,502,104
 Due from Hartford Life and Annuity
  Insurance Company                                50                 10,500
 Receivable from fund shares sold                  --                     --
 Other assets                                      --                     --
                                              -------            -----------
 Total Assets                                  31,667              6,512,604
                                              -------            -----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                --                     --
 Payable for fund shares purchased                 50                 10,500
 Other liabilities                                 --                     --
                                              -------            -----------
 Total Liabilities                                 50                 10,500
                                              -------            -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $31,617             $6,502,104
                                              =======            ===========

(a)  From inception May 1, 2008 to December 31, 2008.

(b) Effective August 22, 2008, Hartford Global Technology HLS Fund merged with Hartford Global Equity HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                                            HARTFORD
                                              HARTFORD               HARTFORD            INTERNATIONAL
                                             HIGH YIELD                INDEX                 GROWTH
                                              HLS FUND               HLS FUND               HLS FUND
                                           SUB-ACCOUNT (A)          SUB-ACCOUNT         SUB-ACCOUNT (A)
----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                               19,041               1,811,381                 213
                                              =========             ===========              ======
  Cost                                         $128,283             $61,292,428              $1,723
                                              =========             ===========              ======
  Market Value                                 $109,128             $33,970,495              $1,244
 Due from Hartford Life and Annuity
  Insurance Company                                  --                   4,115                  --
 Receivable from fund shares sold                    --                      --                  --
 Other assets                                        --                       4                  --
                                              ---------             -----------              ------
 Total Assets                                   109,128              33,974,614               1,244
                                              ---------             -----------              ------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                  --                      --                  --
 Payable for fund shares purchased                   --                   4,115                  --
 Other liabilities                                   --                      --                  --
                                              ---------             -----------              ------
 Total Liabilities                                   --                   4,115                  --
                                              ---------             -----------              ------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                  $109,128             $33,970,499              $1,244
                                              =========             ===========              ======

                                              HARTFORD              HARTFORD               HARTFORD
                                           INTERNATIONAL          INTERNATIONAL             MIDCAP
                                           SMALL COMPANY          OPPORTUNITIES             GROWTH
                                              HLS FUND              HLS FUND               HLS FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT (A)
--------------------------------------  -----------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                              312,336              1,616,613                7,439
                                             ==========            ===========             ========
  Cost                                       $4,373,910            $20,517,955              $43,426
                                             ==========            ===========             ========
  Market Value                               $2,592,083            $13,581,919              $39,730
 Due from Hartford Life and Annuity
  Insurance Company                                 814                     30                   --
 Receivable from fund shares sold                    --                     --                   --
 Other assets                                        --                     --                   --
                                             ----------            -----------             --------
 Total Assets                                 2,592,897             13,581,949               39,730
                                             ----------            -----------             --------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                  --                     --                   --
 Payable for fund shares purchased                  814                     30                   --
 Other liabilities                                   --                      3                   --
                                             ----------            -----------             --------
 Total Liabilities                                  814                     33                   --
                                             ----------            -----------             --------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $2,592,083            $13,581,916              $39,730
                                             ==========            ===========             ========


                                              HARTFORD               HARTFORD
                                               MIDCAP              MIDCAP VALUE
                                              HLS FUND               HLS FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -------------------------------------------
ASSETS:
 Investments:
  Number of Shares                             1,671,869               791,265
                                             ===========            ==========
  Cost                                       $37,530,340            $9,207,788
                                             ===========            ==========
  Market Value                               $27,099,834            $4,602,507
 Due from Hartford Life and Annuity
  Insurance Company                                   --                    --
 Receivable from fund shares sold                 58,772                    --
 Other assets                                          5                    --
                                             -----------            ----------
 Total Assets                                 27,158,611             4,602,507
                                             -----------            ----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                               58,772                    --
 Payable for fund shares purchased                    --                    --
 Other liabilities                                    --                    --
                                             -----------            ----------
 Total Liabilities                                58,772                    --
                                             -----------            ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $27,099,839            $4,602,507
                                             ===========            ==========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                               HARTFORD                HARTFORD               HARTFORD
                                             MONEY MARKET           SMALL COMPANY         SMALLCAP GROWTH
                                               HLS FUND                HLS FUND               HLS FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT (A)
------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                             68,824,285               1,242,767                 505
                                             ============            ============              ======
  Cost                                        $68,824,285             $18,228,408              $5,942
                                             ============            ============              ======
  Market Value                                $68,824,285             $13,679,185              $5,840
 Due from Hartford Life and Annuity
  Insurance Company                                    --                      --                  --
 Receivable from fund shares sold               1,605,364                  35,981                  --
 Other assets                                          22                       1                  --
                                             ------------            ------------              ------
 Total Assets                                  70,429,671              13,715,167               5,840
                                             ------------            ------------              ------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                             1,605,364                  35,981                  --
 Payable for fund shares purchased                     --                      --                  --
 Other liabilities                                     --                      --                  --
                                             ------------            ------------              ------
 Total Liabilities                              1,605,364                  35,981                  --
                                             ------------            ------------              ------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $68,824,307             $13,679,186              $5,840
                                             ============            ============              ======

                                                                      HARTFORD
                                               HARTFORD            U.S. GOVERNMENT           HARTFORD
                                                STOCK                SECURITIES               VALUE
                                               HLS FUND               HLS FUND               HLS FUND
                                             SUB-ACCOUNT         SUB-ACCOUNT (A)(C)      SUB-ACCOUNT (A)
--------------------------------------  -------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                              1,201,663                730,357                 252
                                             ============            ===========              ======
  Cost                                        $67,643,433             $7,798,645              $1,875
                                             ============            ===========              ======
  Market Value                                $31,079,743             $7,443,472              $1,959
 Due from Hartford Life and Annuity
  Insurance Company                                    --                  6,421                  --
 Receivable from fund shares sold                      --                     --                  --
 Other assets                                           7                     --                  --
                                             ------------            -----------              ------
 Total Assets                                  31,079,750              7,449,893               1,959
                                             ------------            -----------              ------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                    --                     --                  --
 Payable for fund shares purchased                     --                  6,421                  --
 Other liabilities                                     --                     --                  --
                                             ------------            -----------              ------
 Total Liabilities                                     --                  6,421                  --
                                             ------------            -----------              ------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $31,079,750             $7,443,472              $1,959
                                             ============            ===========              ======

                                              HARTFORD               HARTFORD
                                                VALUE                 EQUITY
                                            OPPORTUNITIES             INCOME
                                              HLS FUND               HLS FUND
                                             SUB-ACCOUNT         SUB-ACCOUNT (A)
--------------------------------------  -------------------------------------------
ASSETS:
 Investments:
  Number of Shares                               330,218                 849
                                             ===========              ======
  Cost                                        $5,019,573              $7,889
                                             ===========              ======
  Market Value                                $2,897,388              $7,809
 Due from Hartford Life and Annuity
  Insurance Company                                   --                  30
 Receivable from fund shares sold                     --                  --
 Other assets                                         --                  --
                                             -----------              ------
 Total Assets                                  2,897,388               7,839
                                             -----------              ------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                   --                  --
 Payable for fund shares purchased                    --                  30
 Other liabilities                                    --                  --
                                             -----------              ------
 Total Liabilities                                    --                  30
                                             -----------              ------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $2,897,388              $7,809
                                             ===========              ======

(a)  From inception May 1, 2008 to December 31, 2008.

(c) Effective September 26, 2008, Hartford Mortgage Securities HLS Fund merged with Hartford U.S. Government Securities HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                                        LORD ABBETT
                                            LORD ABBETT           LORD ABBETT            GROWTH AND
                                          AMERICA'S VALUE        BOND-DEBENTURE            INCOME
                                             PORTFOLIO             PORTFOLIO             PORTFOLIO
                                            SUB-ACCOUNT         SUB-ACCOUNT (A)         SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                              107,457               165,055                64,460
                                             ==========            ==========            ==========
  Cost                                       $1,554,217            $1,599,096            $1,741,966
                                             ==========            ==========            ==========
  Market Value                               $1,077,796            $1,472,287            $1,113,217
 Due from Hartford Life and Annuity
  Insurance Company                                  40                 3,659                 1,761
 Receivable from fund shares sold                    --                    --                    --
 Other assets                                        --                    --                    --
                                             ----------            ----------            ----------
 Total Assets                                 1,077,836             1,475,946             1,114,978
                                             ----------            ----------            ----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                  --                    --                    --
 Payable for fund shares purchased                   40                 3,659                 1,761
 Other liabilities                                   --                    --                    --
                                             ----------            ----------            ----------
 Total Liabilities                                   40                 3,659                 1,761
                                             ----------            ----------            ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $1,077,796            $1,472,287            $1,113,217
                                             ==========            ==========            ==========


                                             MFS GROWTH         MFS INVESTORS           MFS NEW
                                               SERIES            TRUST SERIES       DISCOVERY SERIES
                                          SUB-ACCOUNT (A)        SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                                173                 6,076               49,210
                                               ======              ========             ========
  Cost                                         $3,989              $109,510             $718,473
                                               ======              ========             ========
  Market Value                                 $2,708               $88,952             $404,998
 Due from Hartford Life and Annuity
  Insurance Company                                --                    --                   --
 Receivable from fund shares sold                  --                    --                   --
 Other assets                                      --                    --                   --
                                               ------              --------             --------
 Total Assets                                   2,708                88,952              404,998
                                               ------              --------             --------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                --                    --                   --
 Payable for fund shares purchased                 --                    --                   --
 Other liabilities                                 --                    --                   --
                                               ------              --------             --------
 Total Liabilities                                 --                    --                   --
                                               ------              --------             --------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                  $2,708               $88,952             $404,998
                                               ======              ========             ========


                                             MFS TOTAL             MFS VALUE
                                           RETURN SERIES             SERIES
                                            SUB-ACCOUNT         SUB-ACCOUNT (A)
--------------------------------------  ------------------------------------------
ASSETS:
 Investments:
  Number of Shares                              484,899               149,385
                                             ==========            ==========
  Cost                                       $9,897,171            $1,490,101
                                             ==========            ==========
  Market Value                               $7,477,139            $1,457,996
 Due from Hartford Life and Annuity
  Insurance Company                               8,690                36,787
 Receivable from fund shares sold                    --                    --
 Other assets                                        --                    --
                                             ----------            ----------
 Total Assets                                 7,485,829             1,494,783
                                             ----------            ----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                  --                    --
 Payable for fund shares purchased                8,690                36,787
 Other liabilities                                   --                    --
                                             ----------            ----------
 Total Liabilities                                8,690                36,787
                                             ----------            ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $7,477,139            $1,457,996
                                             ==========            ==========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                     VAN KAMPEN --       VAN KAMPEN --
                                                     UIF CORE PLUS       UIF EMERGING
                                   MFS RESEARCH       FIXED INCOME      MARKETS EQUITY
                                   BOND SERIES         PORTFOLIO           PORTFOLIO
                                 SUB-ACCOUNT (A)      SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       454              22,509                706
                                      ======            ========            =======
  Cost                                $4,873            $255,770             $8,091
                                      ======            ========            =======
  Market Value                        $4,995            $223,069             $5,411
 Due from Hartford Life and
  Annuity Insurance Company               --                  --                 --
 Receivable from fund shares
  sold                                    --                  --                 --
 Other assets                             --                  --                 --
                                      ------            --------            -------
 Total Assets                          4,995             223,069              5,411
                                      ------            --------            -------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company               --                  --                 --
 Payable for fund shares
  purchased                               --                  --                 --
 Other liabilities                        --                  --                 --
                                      ------            --------            -------
 Total Liabilities                        --                  --                 --
                                      ------            --------            -------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $4,995            $223,069             $5,411
                                      ======            ========            =======

                                                       VAN KAMPEN --      VAN KAMPEN --
                                   VAN KAMPEN --        UIF MID CAP          UIF U.S.
                                   UIF HIGH YIELD         GROWTH          MID CAP VALUE
                                     PORTFOLIO           PORTFOLIO          PORTFOLIO
                                    SUB-ACCOUNT       SUB-ACCOUNT (A)      SUB-ACCOUNT
-------------------------------  ---------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                         771              34,164             246,901
                                      ========           =========          ==========
  Cost                                 $10,045            $215,523          $3,747,057
                                      ========           =========          ==========
  Market Value                          $6,988            $197,124          $1,886,894
 Due from Hartford Life and
  Annuity Insurance Company                 --                  48                  45
 Receivable from fund shares
  sold                                      --                  --                  --
 Other assets                               --                  --                  --
                                      --------           ---------          ----------
 Total Assets                            6,988             197,172           1,886,939
                                      --------           ---------          ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 --                  --                  --
 Payable for fund shares
  purchased                                 --                  48                  45
 Other liabilities                          --                  --                  --
                                      --------           ---------          ----------
 Total Liabilities                          --                  48                  45
                                      --------           ---------          ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                           $6,988            $197,124          $1,886,894
                                      ========           =========          ==========


                                  MORGAN STANLEY --   MORGAN STANLEY --
                                    FOCUS GROWTH           BALANCED
                                      PORTFOLIO           PORTFOLIO
                                     SUB-ACCOUNT       SUB-ACCOUNT (D)
-------------------------------  ---------------------------------------
ASSETS:
 Investments:
  Number of Shares                       2,801                 875
                                      ========             =======
  Cost                                 $43,647             $13,399
                                      ========             =======
  Market Value                         $28,427              $9,628
 Due from Hartford Life and
  Annuity Insurance Company                 --                  --
 Receivable from fund shares
  sold                                      --                  --
 Other assets                               --                  --
                                      --------             -------
 Total Assets                           28,427               9,628
                                      --------             -------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 --                  --
 Payable for fund shares
  purchased                                 --                  --
 Other liabilities                          --                  --
                                      --------             -------
 Total Liabilities                          --                  --
                                      --------             -------
NET ASSETS:
 For Variable Life Contract
  Liabilities                          $28,427              $9,628
                                      ========             =======

(a)  From inception May 1, 2008 to December 31, 2008.

(d) Formerly Balanced Growth. Change effective March 8, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                 MORGAN STANLEY --
                                          MORGAN STANLEY --          DIVIDEND           MORGAN STANLEY --
                                           FLEXIBLE INCOME            GROWTH               MONEY MARKET
                                              PORTFOLIO              PORTFOLIO              PORTFOLIO
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                               3,430                  1,589                 132,676
                                               =======                =======                ========
  Cost                                         $24,761                $25,046                $132,676
                                               =======                =======                ========
  Market Value                                 $18,661                $18,643                $132,676
 Due from Hartford Life and Annuity
  Insurance Company                                 --                     --                      --
 Receivable from fund shares sold                   --                     --                      --
 Other assets                                       --                     --                      --
                                               -------                -------                --------
 Total Assets                                   18,661                 18,643                 132,676
                                               -------                -------                --------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                 --                     --                      --
 Payable for fund shares purchased                  --                     --                      --
 Other liabilities                                  --                     --                      --
                                               -------                -------                --------
 Total Liabilities                                  --                     --                      --
                                               -------                -------                --------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                  $18,661                $18,643                $132,676
                                               =======                =======                ========

                                          MORGAN STANLEY --        OPPENHEIMER
                                          EQUALLY-WEIGHTED           CAPITAL            OPPENHEIMER
                                               S&P 500            APPRECIATION       GLOBAL SECURITIES
                                              PORTFOLIO              FUND/VA              FUND/VA
                                             SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                               1,369                  76,152               58,034
                                               =======             ===========          ===========
  Cost                                         $27,035              $2,874,606           $1,904,064
                                               =======             ===========          ===========
  Market Value                                 $15,674              $1,935,796           $1,161,834
 Due from Hartford Life and Annuity
  Insurance Company                                 --                      --                1,614
 Receivable from fund shares sold                   --                      --                   --
 Other assets                                       --                      --                   --
                                               -------             -----------          -----------
 Total Assets                                   15,674               1,935,796            1,163,448
                                               -------             -----------          -----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                 --                      --                   --
 Payable for fund shares purchased                  --                      --                1,614
 Other liabilities                                  --                      --                   --
                                               -------             -----------          -----------
 Total Liabilities                                  --                      --                1,614
                                               -------             -----------          -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                  $15,674              $1,935,796           $1,161,834
                                               =======             ===========          ===========

                                                                OPPENHEIMER
                                           OPPENHEIMER          MAIN STREET
                                           MAIN STREET           SMALL CAP
                                             FUND/VA              FUND/VA
                                           SUB-ACCOUNT        SUB-ACCOUNT (A)
--------------------------------------  ----------------------------------------
ASSETS:
 Investments:
  Number of Shares                              19,583               41,766
                                            ==========           ==========
  Cost                                        $433,956             $470,067
                                            ==========           ==========
  Market Value                                $282,392             $440,215
 Due from Hartford Life and Annuity
  Insurance Company                                  5                1,464
 Receivable from fund shares sold                   --                   --
 Other assets                                       --                   --
                                            ----------           ----------
 Total Assets                                  282,397              441,679
                                            ----------           ----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                 --                   --
 Payable for fund shares purchased                   5                1,464
 Other liabilities                                  --                   --
                                            ----------           ----------
 Total Liabilities                                   5                1,464
                                            ----------           ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $282,392             $440,215
                                            ==========           ==========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                            OPPENHEIMER           PUTNAM VT            PUTNAM VT
                                               VALUE             DIVERSIFIED          GLOBAL ASSET
                                              FUND/VA            INCOME FUND        ALLOCATION FUND
                                          SUB-ACCOUNT (A)        SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                              1,913                456,361              45,652
                                              =======             ==========            ========
  Cost                                        $16,280             $3,633,669            $818,764
                                              =======             ==========            ========
  Market Value                                $12,991             $2,604,194            $496,280
 Due from Hartford Life and Annuity
  Insurance Company                                --                  6,586                  --
 Receivable from fund shares sold                  --                     --                  --
 Other assets                                      --                     --                  --
                                              -------             ----------            --------
 Total Assets                                  12,991              2,610,780             496,280
                                              -------             ----------            --------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                --                     --                  --
 Payable for fund shares purchased                 --                  6,586                  --
 Other liabilities                                 --                     --                  --
                                              -------             ----------            --------
 Total Liabilities                                 --                  6,586                  --
                                              -------             ----------            --------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $12,991             $2,604,194            $496,280
                                              =======             ==========            ========

                                             PUTNAM VT              PUTNAM VT             PUTNAM VT
                                               GLOBAL              GROWTH AND              HEALTH
                                            EQUITY FUND            INCOME FUND          SCIENCES FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                              373,666                857,213               55,369
                                             ==========            ===========            =========
  Cost                                       $8,002,266            $21,281,584             $554,047
                                             ==========            ===========            =========
  Market Value                               $2,914,237             $9,891,491             $615,151
 Due from Hartford Life and Annuity
  Insurance Company                                  --                     --                   --
 Receivable from fund shares sold                    --                 35,141                   --
 Other assets                                        --                     --                   --
                                             ----------            -----------            ---------
 Total Assets                                 2,914,237              9,926,632              615,151
                                             ----------            -----------            ---------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                  --                 35,141                   --
 Payable for fund shares purchased                   --                     --                   --
 Other liabilities                                   --                     --                   --
                                             ----------            -----------            ---------
 Total Liabilities                                   --                 35,141                   --
                                             ----------            -----------            ---------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $2,914,237             $9,891,491             $615,151
                                             ==========            ===========            =========

                                              PUTNAM VT
                                                HIGH                PUTNAM VT
                                             YIELD FUND            INCOME FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -------------------------------------------
ASSETS:
 Investments:
  Number of Shares                             1,588,324               596,683
                                             ===========            ==========
  Cost                                       $13,102,968            $7,492,722
                                             ===========            ==========
  Market Value                                $7,965,008            $5,373,979
 Due from Hartford Life and Annuity
  Insurance Company                                   --                    34
 Receivable from fund shares sold                 21,371                    --
 Other assets                                         --                    --
                                             -----------            ----------
 Total Assets                                  7,986,379             5,374,013
                                             -----------            ----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                               21,371                    --
 Payable for fund shares purchased                    --                    34
 Other liabilities                                    --                    --
                                             -----------            ----------
 Total Liabilities                                21,371                    34
                                             -----------            ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $7,965,008            $5,373,979
                                             ===========            ==========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                            PUTNAM VT
                                          INTERNATIONAL          PUTNAM VT             PUTNAM VT
                                            GROWTH AND         INTERNATIONAL       INTERNATIONAL NEW
                                           INCOME FUND          EQUITY FUND        OPPORTUNITIES FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                             285,351            1,189,964               33,175
                                            ==========          ===========             ========
  Cost                                      $3,789,839          $18,066,432             $585,423
                                            ==========          ===========             ========
  Market Value                              $2,054,387          $10,656,688             $387,151
 Due from Hartford Life and Annuity
  Insurance Company                                 --                   --                   --
 Receivable from fund shares sold                   --               39,241                   --
 Other assets                                       --                   --                   --
                                            ----------          -----------             --------
 Total Assets                                2,054,387           10,695,929              387,151
                                            ----------          -----------             --------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                 --               39,241                   --
 Payable for fund shares purchased                  --                   --                   --
 Other liabilities                                  --                   --                   --
                                            ----------          -----------             --------
 Total Liabilities                                  --               39,241                   --
                                            ----------          -----------             --------
NET ASSETS:
 For Variable Life Contract
  Liabilities                               $2,054,387          $10,656,688             $387,151
                                            ==========          ===========             ========


                                                                PUTNAM VT           PUTNAM VT
                                            PUTNAM VT             MONEY                NEW
                                          INVESTORS FUND       MARKET FUND     OPPORTUNITIES FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                             56,469             79,589               382,172
                                             ========            =======           ===========
  Cost                                       $677,176            $79,589           $12,219,145
                                             ========            =======           ===========
  Market Value                               $394,718            $79,589            $5,038,310
 Due from Hartford Life and Annuity
  Insurance Company                                --                 --                    --
 Receivable from fund shares sold                  --                 --                 9,577
 Other assets                                      --                 --                    --
                                             --------            -------           -----------
 Total Assets                                 394,718             79,589             5,047,887
                                             --------            -------           -----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                --                 --                 9,577
 Payable for fund shares purchased                 --                 --                    --
 Other liabilities                                 --                 --                    --
                                             --------            -------           -----------
 Total Liabilities                                 --                 --                 9,577
                                             --------            -------           -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $394,718            $79,589            $5,038,310
                                             ========            =======           ===========


                                             PUTNAM VT            PUTNAM VT
                                                NEW             OTC & EMERGING
                                            VALUE FUND           GROWTH FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -----------------------------------------
ASSETS:
 Investments:
  Number of Shares                             161,326                70,241
                                            ==========            ==========
  Cost                                      $1,874,162            $1,431,704
                                            ==========            ==========
  Market Value                              $1,084,109              $318,895
 Due from Hartford Life and Annuity
  Insurance Company                                 --                    --
 Receivable from fund shares sold                   --                    --
 Other assets                                       --                    --
                                            ----------            ----------
 Total Assets                                1,084,109               318,895
                                            ----------            ----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                 --                    --
 Payable for fund shares purchased                  --                    --
 Other liabilities                                  --                    --
                                            ----------            ----------
 Total Liabilities                                  --                    --
                                            ----------            ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                               $1,084,109              $318,895
                                            ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                            PUTNAM VT             PUTNAM VT              PUTNAM VT
                                            SMALL CAP         THE GEORGE PUTNAM    UTILITIES GROWTH AND
                                            VALUE FUND         FUND OF BOSTON           INCOME FUND
                                           SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                              93,954               42,865                 41,258
                                            ==========            =========              =========
  Cost                                      $1,758,966             $432,864               $693,153
                                            ==========            =========              =========
  Market Value                                $801,429             $246,476               $590,405
 Due from Hartford Life and Annuity
  Insurance Company                                 20                   --                     --
 Receivable from fund shares sold                   --                   --                     --
 Other assets                                       --                   --                     --
                                            ----------            ---------              ---------
 Total Assets                                  801,449              246,476                590,405
                                            ----------            ---------              ---------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                 --                   --                     --
 Payable for fund shares purchased                  20                   --                     --
 Other liabilities                                  --                   --                     --
                                            ----------            ---------              ---------
 Total Liabilities                                  20                   --                     --
                                            ----------            ---------              ---------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $801,429             $246,476               $590,405
                                            ==========            =========              =========


                                                                                      PUTNAM VT
                                            PUTNAM VT            PUTNAM VT             CAPITAL
                                            VISTA FUND         VOYAGER FUND       OPPORTUNITIES FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                              54,650              467,826              100,493
                                            ==========          ===========           ==========
  Cost                                      $1,009,079          $24,429,663           $1,471,686
                                            ==========          ===========           ==========
  Market Value                                $464,528           $9,420,094             $883,334
 Due from Hartford Life and Annuity
  Insurance Company                                 --                   --                   --
 Receivable from fund shares sold                   --               25,667                   --
 Other assets                                       --                   --                   --
                                            ----------          -----------           ----------
 Total Assets                                  464,528            9,445,761              883,334
                                            ----------          -----------           ----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                 --               25,667                   --
 Payable for fund shares purchased                  --                   --                   --
 Other liabilities                                  --                   --                   --
                                            ----------          -----------           ----------
 Total Liabilities                                  --               25,667                   --
                                            ----------          -----------           ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $464,528           $9,420,094             $883,334
                                            ==========          ===========           ==========

                                                              VAN KAMPEN LIT
                                            PUTNAM VT           GROWTH AND         VAN KAMPEN LIT
                                              EQUITY              INCOME              COMSTOCK
                                           INCOME FUND           PORTFOLIO           PORTFOLIO
                                           SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                              94,231              29,255              476,585
                                            ==========           =========           ==========
  Cost                                      $1,207,330            $483,646           $6,317,800
                                            ==========           =========           ==========
  Market Value                                $911,210            $401,090           $3,917,527
 Due from Hartford Life and Annuity
  Insurance Company                                 --                 175                1,133
 Receivable from fund shares sold                   --                  --                   --
 Other assets                                       --                  --                   --
                                            ----------           ---------           ----------
 Total Assets                                  911,210             401,265            3,918,660
                                            ----------           ---------           ----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                 --                  --                   --
 Payable for fund shares purchased                  --                 175                1,133
 Other liabilities                                  --                  --                   --
                                            ----------           ---------           ----------
 Total Liabilities                                  --                 175                1,133
                                            ----------           ---------           ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $911,210            $401,090           $3,917,527
                                            ==========           =========           ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                 UNITS              MINIMUM                          MAXIMUM
                                               OWNED BY               UNIT                             UNIT          CONTRACT
SUB-ACCOUNT                                  PARTICIPANTS         FAIR VALUE #                     FAIR VALUE #     LIABILITY
------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth
 Strategy Portfolio -- Class B                     12,637           $7.481734           to           $7.481734         $94,544
AllianceBernstein VPS International
 Value Portfolio --Class B                        645,465            6.074134           to            6.074134       3,920,642
AllianceBernstein VPS Small/Mid Cap
 Value Portfolio --Class B                        216,734            7.489616           to            7.489616       1,623,257
AllianceBernstein VPS Value Portfolio --
 Class B                                              248            6.481456           to            6.481456           1,607
AllianceBernstein VPS International
 Growth Portfolio --Class B                       123,863            5.989175           to            5.989175         741,838
AIM V.I. Capital Appreciation Fund --
 Class S1                                         227,057            7.254268           to            7.254268       1,647,132
AIM V.I. Core Equity Fund -- Class S1             163,573           10.957579           to           10.957579       1,792,368
AIM V.I. International Growth Fund --
 Class S1                                          89,500            6.495072           to            6.495072         581,307
AIM V.I. Mid Cap Core Equity Fund --
 Class S1                                         228,373           12.155426           to           12.155426       2,775,974
AIM V.I. Small Cap Equity Fund -- Class
 S1                                                64,756            8.853684           to            8.853684         573,329
AIM V.I. Capital Development Fund --
 Class S1                                         160,469            7.052376           to            7.052376       1,131,691
American Funds Global Bond Fund -- Class
 2                                                 27,660            9.952373           to            9.952373         275,278
American Funds Capital World Growth &
 Income Fund - - Class 2                           79,156            6.139312           to            6.139312         485,963
American Funds Asset Allocation Fund --
 Class 2                                        2,160,890           11.262300           to           11.262300      24,336,595
American Funds Blue Chip Income and
 Growth Fund --Class 2                            984,243           10.382553           to           10.382553      10,218,954
American Funds Bond Fund -- Class 2             1,874,922           11.107228           to           11.107228      20,825,185
American Funds Global Growth Fund --
 Class 2                                       15,007,918            1.058316           to            1.058316      15,883,119
American Funds Growth Fund -- Class 2          67,911,355            0.742443           to            9.334667      50,480,136
American Funds Growth-Income Fund --
 Class 2                                       50,697,847            0.952901           to            9.276999      48,347,193
American Funds International Fund --
 Class 2                                        1,594,926           13.197152           to           15.043908      23,989,307
American Funds New World Fund -- Class
 2                                                454,333           18.002579           to           18.002579       8,179,160
American Funds Global Small
 Capitalization Fund --Class 2                  7,312,344            1.147402           to           12.386047       8,392,315
Fidelity VIP Asset Manager Portfolio --
 Class INIT                                       722,176            1.871681           to            1.871681       1,351,682
Fidelity VIP Equity-Income Portfolio --
 Class INIT                                     6,029,413            1.919982           to            1.919982      11,576,365
Fidelity VIP Equity-Income Portfolio --
 Class SRV2                                        70,166            7.215315           to            7.215315         506,267
Fidelity VIP Growth Portfolio -- Class
 SRV2                                               3,095            5.923299           to            5.923299          18,329
Fidelity VIP Contrafund Portfolio --
 Class SRV2                                       882,231            8.007735           to            8.007735       7,064,671
Fidelity VIP Overseas Portfolio -- Class
 INIT                                             307,660            1.673907           to            1.673907         514,995
Fidelity VIP Mid Cap Portfolio -- Class
 SRV2                                             549,168            8.324310           to            8.324310       4,571,445
Fidelity VIP Value Strategies Portfolio
 -- Class SRV2                                        263            5.406483           to            5.406483           1,419
Fidelity VIP Dynamic Capital
 Appreciation Portfolio --Class SRV2                3,846            6.471799           to            6.471799          24,888
Fidelity VIP Freedom 2010 Portfolio --
 Class SRV2                                         2,225            7.810650           to            7.810650          17,377
Fidelity VIP Freedom 2020 Portfolio --
 Class SRV2                                        11,607            7.169550           to            7.169550          83,211
Fidelity VIP Freedom 2030 Portfolio --
 Class SRV2                                         5,190            6.707483           to            6.707483          34,809
Franklin Income Securities Fund -- Class
 2                                                944,659            8.351913           to            8.351913       7,889,708
Franklin Small-Mid Cap Growth Securities
 Fund -- Class 2                                    9,394            6.531711           to            8.071731          67,562
Franklin Small Cap Value Securities Fund
 -- Class 2                                       411,590           12.530774           to           12.530774       5,157,547
Franklin Strategic Income Securities
 Fund -- Class 1                                  230,975            8.855462           to           14.327896       2,051,447
Mutual Shares Securities Fund -- Class
 2                                                891,653           10.358674           to           10.912235       9,727,935
Templeton Developing Markets Securities
 Fund -- Class 1                                   10,912            5.148877           to            5.148877          56,182
Templeton Foreign Securities Fund --
 Class 2                                            4,770            6.491152           to            6.491152          30,964
Templeton Growth Securities Fund --
 Class 2                                          226,786            6.895852           to            9.463986       1,577,199
Mutual Discovery Securities Fund --
 Class 2                                          480,606            9.148724           to            9.148724       4,396,929
Franklin Flex Cap Growth Securities Fund
 -- Class 2                                           852            7.333637           to            7.333637           6,248
Templeton Global Income Securities Fund
 -- Class 2                                       327,347           11.691131           to           11.691131       3,827,060
Hartford Advisers HLS Fund -- Class IA         13,958,077            2.329770           to            2.329770      32,519,107
Hartford LargeCap Growth HLS Fund --
 Class IA                                           1,669            6.402873           to            6.402873          10,687
Hartford Total Return Bond HLS Fund --
 Class IA                                      20,180,164            2.284046           to            2.284046      46,092,422
Hartford Capital Appreciation HLS Fund
 -- Class IA                                   15,384,133            4.175508           to            4.175508      64,236,570
Hartford Dividend and Growth HLS Fund --
 Class IA                                      12,865,016            2.975883           to            2.975883      38,284,781
Hartford Fundamental Growth HLS Fund --
 Class IA                                              40            6.300540           to            6.300540             251
Hartford Global Advisers HLS Fund --
 Class IA                                         214,468            1.206928           to            1.206928         258,847
Hartford Global Equity HLS Fund -- Class
 IA                                                11,462            6.096042           to            6.233399          70,121
Hartford Global Growth HLS Fund -- Class
 IA                                               369,651            0.768187           to            0.768187         283,961
Hartford Disciplined Equity HLS Fund --
 Class IA                                       5,639,389            1.043087           to            1.043087       5,882,374
Hartford Growth HLS Fund -- Class IA                4,751            6.655178           to            6.655178          31,617
Hartford Growth Opportunities HLS Fund
 -- Class IA                                      500,646           12.987431           to           12.987431       6,502,104
Hartford High Yield HLS Fund -- Class
 IA                                                14,113            7.732285           to            7.732285         109,128
Hartford Index HLS Fund -- Class IA            13,639,473            2.490602           to            2.490602      33,970,499
Hartford International Growth HLS Fund
 -- Class IA                                          253            4.938498           to            4.938498           1,244

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                 UNITS              MINIMUM                          MAXIMUM
                                               OWNED BY               UNIT                             UNIT          CONTRACT
SUB-ACCOUNT                                  PARTICIPANTS         FAIR VALUE #                     FAIR VALUE #     LIABILITY
------------------------------------------------------------------------------------------------------------------------------
Hartford International Small Company HLS
 Fund --Class IA                                  178,458          $14.524923           to          $14.524923      $2,592,083
Hartford International Opportunities HLS
 Fund -- Class IA                               6,265,299            2.167800           to            2.167800      13,581,916
Hartford MidCap Growth HLS Fund -- Class
 IA                                                 6,836            5.812147           to            5.812147          39,730
Hartford MidCap HLS Fund -- Class IA            9,999,343            2.710162           to            2.710162      27,099,839
Hartford MidCap Value HLS Fund -- Class
 IA                                               396,745           11.600671           to           11.600671       4,602,507
Hartford Money Market HLS Fund -- Class
 IA                                            38,331,448            1.795505           to            1.795505      68,824,307
Hartford Small Company HLS Fund -- Class
 IA                                             9,046,082            1.512167           to            1.512167      13,679,186
Hartford SmallCap Growth HLS Fund --
 Class IA                                             836            6.988318           to            6.988318           5,840
Hartford Stock HLS Fund -- Class IA            13,416,175            2.316588           to            2.316588      31,079,750
Hartford U.S. Government Securities HLS
 Fund -- Class IA                                 748,213            9.725726           to            9.957373       7,443,472
Hartford Value HLS Fund -- Class IA                   274            7.173269           to            7.173269           1,959
Hartford Value Opportunities HLS Fund --
 Class IA                                         277,942           10.424442           to           10.424442       2,897,388
Hartford Equity Income HLS Fund -- Class
 IA                                                 1,001            7.803063           to            7.803063           7,809
Lord Abbett America's Value Portfolio --
 Class VC                                         123,449            8.730699           to            8.730699       1,077,796
Lord Abbett Bond-Debenture Portfolio --
 Class VC                                         174,589            8.432890           to            8.432890       1,472,287
Lord Abbett Growth and Income Portfolio
 -- Class VC                                      139,183            7.998229           to            7.998229       1,113,217
MFS Growth Series -- Class INIT                       394            6.874012           to            6.874012           2,708
MFS Investors Trust Series -- Class
 INIT                                              10,217            8.706510           to            8.706510          88,952
MFS New Discovery Series -- Class INIT             42,336            9.566346           to            9.566346         404,998
MFS Total Return Series -- Class INIT             667,624           11.159050           to           11.199735       7,477,139
MFS Value Series -- Class INIT                    197,827            7.370068           to            7.370068       1,457,996
MFS Research Bond Series -- Class INIT                516            9.688264           to            9.688264           4,995
Van Kampen -- UIF Core Plus Fixed Income
 Portfolio --Class I                               18,592           11.998109           to           11.998109         223,069
Van Kampen -- UIF Emerging Markets
 Equity Portfolio - - Class I                         323           16.729367           to           16.729367           5,411
Van Kampen -- UIF High Yield Portfolio
 -- Class I                                           604           11.566965           to           11.566965           6,988
Van Kampen -- UIF Mid Cap Growth
 Portfolio -- Class II                             33,357            5.909437           to            5.909437         197,124
Van Kampen -- UIF U.S. Mid Cap Value
 Portfolio --Class I                                8,843            9.922402           to            9.922402          87,741
Van Kampen -- UIF U.S. Mid Cap Value
 Portfolio --Class II                             285,485            6.302084           to            6.302084       1,799,153
Morgan Stanley -- Focus Growth Portfolio
 -- Class Y                                         4,143            6.862078           to            6.862078          28,427
Morgan Stanley -- Balanced Portfolio --
 Class Y                                              864           11.142600           to           11.142600           9,628
Morgan Stanley -- Flexible Income
 Portfolio -- Class Y                               1,609           11.598378           to           11.598378          18,661
Morgan Stanley -- Dividend Growth
 Portfolio -- Class Y                               2,263            8.240068           to            8.240068          18,643
Morgan Stanley -- Money Market Portfolio
 -- Class Y                                        11,403           11.634953           to           11.634953         132,676
Morgan Stanley -- Equally-Weighted S&P
 500 Portfolio --Class Y                            1,640            9.555260           to            9.555260          15,674
Oppenheimer Capital Appreciation Fund/VA
 -- Class SRV                                     279,007            6.938164           to            6.938164       1,935,796
Oppenheimer Global Securities Fund/VA --
 Class SRV                                        146,018            7.956807           to            7.956807       1,161,834
Oppenheimer Main Street Fund/VA -- Class
 SRV                                               37,143            7.602822           to            7.602822         282,392
Oppenheimer Main Street Small Cap
 Fund/VA -- Class SRV                              64,389            6.836775           to            6.836775         440,215
Oppenheimer Value Fund/VA -- Class SRV              2,026            6.411714           to            6.411714          12,991
Putnam VT Diversified Income Fund --
 Class IA                                         115,238           14.968756           to           14.968756       1,724,964
Putnam VT Diversified Income Fund --
 Class IB                                         122,264            7.191250           to            7.191250         879,230
Putnam VT Global Asset Allocation Fund
 -- Class IA                                       24,397           19.786145           to           19.786145         482,727
Putnam VT Global Asset Allocation Fund
 -- Class IB                                        1,935            7.002683           to            7.002683          13,553
Putnam VT Global Equity Fund -- Class
 IA                                               160,717           17.847130           to           17.847130       2,868,344
Putnam VT Global Equity Fund -- Class
 IB                                                 4,362           10.521629           to           10.521629          45,893
Putnam VT Growth and Income Fund --
 Class IA                                         453,438           21.545827           to           21.545827       9,769,706
Putnam VT Growth and Income Fund --
 Class IB                                          13,730            8.870392           to            8.870392         121,785
Putnam VT Health Sciences Fund -- Class
 IA                                                51,634           11.913774           to           11.913774         615,151
Putnam VT High Yield Fund -- Class IA             360,154           19.219456           to           19.219456       6,921,954
Putnam VT High Yield Fund -- Class IB              99,633           10.468992           to           10.468992       1,043,054
Putnam VT Income Fund -- Class IA                 243,079           17.133269           to           17.133269       4,164,745
Putnam VT Income Fund -- Class IB                 135,836            8.902167           to            8.902167       1,209,234
Putnam VT International Growth and
 Income Fund --Class IA                           169,464           12.021934           to           12.021934       2,037,291
Putnam VT International Growth and
 Income Fund --Class IB                             2,873            5.950420           to            5.950420          17,096
Putnam VT International Equity Fund --
 Class IA                                         811,830           12.283717           to           12.283717       9,972,290
Putnam VT International Equity Fund --
 Class IB                                          57,140           11.977464           to           11.977464         684,398
Putnam VT International New
 Opportunities Fund --Class IA                     34,546           11.206894           to           11.206894         387,151
Putnam VT Investors Fund -- Class IA               56,014            7.046749           to            7.046749         394,718
Putnam VT Money Market Fund -- Class IA            44,313            1.796082           to            1.796082          79,589
Putnam VT New Opportunities Fund --
 Class IA                                         306,516           15.925954           to           15.925954       4,881,566

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                 UNITS              MINIMUM                          MAXIMUM
                                               OWNED BY               UNIT                             UNIT          CONTRACT
SUB-ACCOUNT                                  PARTICIPANTS         FAIR VALUE #                     FAIR VALUE #     LIABILITY
------------------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund --
 Class IB                                          15,947           $9.829288           to           $9.829288        $156,744
Putnam VT New Value Fund -- Class IA               94,632           11.455993           to           11.455993       1,084,109
Putnam VT OTC & Emerging Growth Fund --
 Class IA                                          65,006            4.905646           to            4.905646         318,895
Putnam VT Small Cap Value Fund -- Class
 IB                                               128,307            6.246201           to            6.246201         801,429
Putnam VT The George Putnam Fund of
 Boston -- Class IA                                25,728            9.580101           to            9.580101         246,476
Putnam VT Utilities Growth and Income
 Fund -- Class IA                                  22,240           26.547468           to           26.547468         590,405
Putnam VT Vista Fund -- Class IA                   59,985            7.744085           to            7.744085         464,528
Putnam VT Voyager Fund -- Class IA                426,185           21.538000           to           21.538000       9,179,182
Putnam VT Voyager Fund -- Class IB                 27,624            8.721088           to            8.721088         240,912
Putnam VT Capital Opportunities Fund --
 Class IB                                          83,552           10.572218           to           10.572218         883,334
Putnam VT Equity Income Fund -- Class
 IB                                                80,477           11.322627           to           11.322627         911,210
Van Kampen LIT Growth and Income
 Portfolio -- Class II                             46,278            7.374331           to           10.518188         401,090
Van Kampen LIT Comstock Portfolio --
 Class II                                         518,655            7.553239           to            7.553239       3,917,527

#  Rounded unit values

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                         ALLIANCEBERNSTEIN VPS   ALLIANCEBERNSTEIN VPS   ALLIANCEBERNSTEIN VPS
                                            BALANCED WEALTH          INTERNATIONAL           SMALL/MID CAP
                                          STRATEGY PORTFOLIO        VALUE PORTFOLIO         VALUE PORTFOLIO
                                            SUB-ACCOUNT (A)           SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $1,581                   $41,118                  $7,493
                                               --------               -----------             -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     (260)                      900                    (874)
 Net realized gain on distributions                  --                   294,168                 176,470
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (22,793)               (3,707,155)               (961,716)
                                               --------               -----------             -----------
  Net gain (loss) on investments                (23,053)               (3,412,087)               (786,120)
                                               --------               -----------             -----------
  Net increase (decrease) in net
   assets resulting from operations            $(21,472)              $(3,370,969)              $(778,627)
                                               ========               ===========             ===========

                                                                   ALLIANCEBERNSTEIN VPS          AIM V.I.
                                         ALLIANCEBERNSTEIN VPS         INTERNATIONAL              CAPITAL
                                            VALUE PORTFOLIO          GROWTH PORTFOLIO        APPRECIATION FUND
                                            SUB-ACCOUNT (A)             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $ --                          $ --                     $ --
                                                 ----                   -----------             ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     (8)                      (16,470)                  (2,455)
 Net realized gain on distributions                --                        16,308                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        (52)                     (484,904)              (1,166,803)
                                                 ----                   -----------             ------------
  Net gain (loss) on investments                  (60)                     (485,066)              (1,169,258)
                                                 ----                   -----------             ------------
  Net increase (decrease) in net
   assets resulting from operations              $(60)                    $(485,066)             $(1,169,258)
                                                 ====                   ===========             ============

                                             AIM V.I.             AIM V.I.
                                               CORE            INTERNATIONAL
                                            EQUITY FUND         GROWTH FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  ---------------------------------------
INVESTMENT INCOME:
 Dividends                                      $62,998              $3,660
                                            -----------          ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (33,359)               (499)
 Net realized gain on distributions                  --               8,850
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (145,545)            (89,009)
                                            -----------          ----------
  Net gain (loss) on investments               (178,904)            (80,658)
                                            -----------          ----------
  Net increase (decrease) in net
   assets resulting from operations           $(115,906)           $(76,998)
                                            ===========          ==========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                              AIM V.I.             AIM V.I.               AIM V.I.
                                            MID CAP CORE           SMALL CAP              CAPITAL
                                            EQUITY FUND           EQUITY FUND         DEVELOPMENT FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $56,649                $ --                   $ --
                                            ------------           ---------             ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   (49,418)            (12,668)                (5,578)
 Net realized gain on distributions              411,970               2,416                221,084
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (1,556,672)           (238,307)            (1,153,051)
                                            ------------           ---------             ----------
  Net gain (loss) on investments              (1,194,120)           (248,559)              (937,545)
                                            ------------           ---------             ----------
  Net increase (decrease) in net
   assets resulting from operations          $(1,137,471)          $(248,559)             $(937,545)
                                            ============           =========             ==========

                                                                AMERICAN FUNDS
                                          AMERICAN FUNDS        CAPITAL WORLD         AMERICAN FUNDS
                                              GLOBAL               GROWTH &                ASSET
                                             BOND FUND           INCOME FUND          ALLOCATION FUND
                                          SUB-ACCOUNT (A)      SUB-ACCOUNT (A)          SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $11,828               $12,124                $786,201
                                              -------              --------             -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    (36)                  (93)               (198,823)
 Net realized gain on distributions                --                    --               1,235,474
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       (765)              (55,409)            (11,822,221)
                                              -------              --------             -----------
  Net gain (loss) on investments                 (801)              (55,502)            (10,785,570)
                                              -------              --------             -----------
  Net increase (decrease) in net
   assets resulting from operations           $11,027              $(43,378)            $(9,999,369)
                                              =======              ========             ===========

                                           AMERICAN FUNDS
                                             BLUE CHIP
                                             INCOME AND          AMERICAN FUNDS
                                            GROWTH FUND            BOND FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $276,102            $1,187,404
                                            ------------          ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   (32,984)              (26,676)
 Net realized gain on distributions              870,115                51,894
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (6,730,630)           (3,159,316)
                                            ------------          ------------
  Net gain (loss) on investments              (5,893,499)           (3,134,098)
                                            ------------          ------------
  Net increase (decrease) in net
   assets resulting from operations          $(5,617,397)          $(1,946,694)
                                            ============          ============

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                           AMERICAN FUNDS
                                               GLOBAL              AMERICAN FUNDS           AMERICAN FUNDS
                                             GROWTH FUND            GROWTH FUND           GROWTH-INCOME FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $400,219                $603,809               $1,138,781
                                             -----------            ------------             ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   (26,088)                (80,010)                  (3,658)
 Net realized gain on distributions            1,695,277               7,745,820                4,153,873
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (11,333,024)            (45,531,114)             (33,636,981)
                                             -----------            ------------             ------------
  Net gain (loss) on investments              (9,663,835)            (37,865,304)             (29,486,766)
                                             -----------            ------------             ------------
  Net increase (decrease) in net
   assets resulting from operations          $(9,263,616)           $(37,261,495)            $(28,347,985)
                                             ===========            ============             ============

                                                                                          AMERICAN FUNDS
                                            AMERICAN FUNDS         AMERICAN FUNDS          GLOBAL SMALL
                                          INTERNATIONAL FUND       NEW WORLD FUND       CAPITALIZATION FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $657,269               $182,113                   $ --
                                             ------------            -----------            -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   (485,437)              (248,971)              (452,309)
 Net realized gain on distributions             4,516,786                919,068              1,999,618
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (22,041,119)            (6,652,209)           (11,418,373)
                                             ------------            -----------            -----------
  Net gain (loss) on investments              (18,009,770)            (5,982,112)            (9,871,064)
                                             ------------            -----------            -----------
  Net increase (decrease) in net
   assets resulting from operations          $(17,352,501)           $(5,799,999)           $(9,871,064)
                                             ============            ===========            ===========

                                            FIDELITY VIP          FIDELITY VIP
                                           ASSET MANAGER          EQUITY-INCOME
                                             PORTFOLIO              PORTFOLIO
                                            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  -------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $46,882               $446,413
                                             ----------            -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (21,088)              (262,662)
 Net realized gain on distributions             194,141                 18,233
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (792,418)            (9,427,870)
                                             ----------            -----------
  Net gain (loss) on investments               (619,365)            (9,672,299)
                                             ----------            -----------
  Net increase (decrease) in net
   assets resulting from operations           $(572,483)           $(9,225,886)
                                             ==========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                           FIDELITY VIP          FIDELITY VIP          FIDELITY VIP
                                              GROWTH              CONTRAFUND             OVERSEAS
                                             PORTFOLIO             PORTFOLIO             PORTFOLIO
                                          SUB-ACCOUNT (A)         SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $169                 $79,260              $20,116
                                              -------             -----------            ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    (14)                (51,744)             (13,095)
 Net realized gain on distributions                --                 220,757              106,388
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (6,040)             (4,873,742)            (547,819)
                                              -------             -----------            ---------
  Net gain (loss) on investments               (6,054)             (4,704,729)            (454,526)
                                              -------             -----------            ---------
  Net increase (decrease) in net
   assets resulting from operations           $(5,885)            $(4,625,469)           $(434,410)
                                              =======             ===========            =========

                                                                                        FIDELITY VIP
                                            FIDELITY VIP          FIDELITY VIP        DYNAMIC CAPITAL
                                               MID CAP          VALUE STRATEGIES        APPRECIATION
                                              PORTFOLIO             PORTFOLIO            PORTFOLIO
                                             SUB-ACCOUNT         SUB-ACCOUNT (A)      SUB-ACCOUNT (A)
--------------------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $13,125               $12                   $167
                                             -----------               ---                 ------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   (13,951)               --                    (26)
 Net realized gain on distributions              770,153                --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (3,280,027)               52                  1,599
                                             -----------               ---                 ------
  Net gain (loss) on investments              (2,523,825)               52                  1,573
                                             -----------               ---                 ------
  Net increase (decrease) in net
   assets resulting from operations          $(2,510,700)              $64                 $1,740
                                             ===========               ===                 ======


                                           FIDELITY VIP         FIDELITY VIP
                                           FREEDOM 2010         FREEDOM 2020
                                             PORTFOLIO            PORTFOLIO
                                          SUB-ACCOUNT (A)      SUB-ACCOUNT (A)
--------------------------------------  ----------------------------------------
INVESTMENT INCOME:
 Dividends                                      $566                $2,569
                                               -----               -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    --                     1
 Net realized gain on distributions              534                 3,073
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (409)               (1,958)
                                               -----               -------
  Net gain (loss) on investments                 125                 1,116
                                               -----               -------
  Net increase (decrease) in net
   assets resulting from operations             $691                $3,685
                                               =====               =======

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                                         FRANKLIN
                                           FIDELITY VIP            FRANKLIN           SMALL-MID CAP
                                           FREEDOM 2030             INCOME                GROWTH
                                             PORTFOLIO          SECURITIES FUND      SECURITIES FUND
                                          SUB-ACCOUNT (A)         SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $998                $404,489                $ --
                                              -------             -----------            --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   (149)                 (5,298)               (101)
 Net realized gain on distributions             1,986                 169,369               5,624
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (6,928)             (3,396,372)            (34,118)
                                              -------             -----------            --------
  Net gain (loss) on investments               (5,091)             (3,232,301)            (28,595)
                                              -------             -----------            --------
  Net increase (decrease) in net
   assets resulting from operations           $(4,093)            $(2,827,812)           $(28,595)
                                              =======             ===========            ========

                                              FRANKLIN              FRANKLIN
                                              SMALL CAP             STRATEGIC
                                                VALUE                INCOME             MUTUAL SHARES
                                           SECURITIES FUND       SECURITIES FUND       SECURITIES FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $70,908               $1,716               $346,348
                                             -----------            ---------            -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   (53,932)                (170)               (30,861)
 Net realized gain on distributions              491,098                   59                492,623
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (2,846,167)            (125,116)            (5,828,077)
                                             -----------            ---------            -----------
  Net gain (loss) on investments              (2,409,001)            (125,227)            (5,366,315)
                                             -----------            ---------            -----------
  Net increase (decrease) in net
   assets resulting from operations          $(2,338,093)           $(123,511)           $(5,019,967)
                                             ===========            =========            ===========

                                            TEMPLETON
                                            DEVELOPING           TEMPLETON
                                             MARKETS              FOREIGN
                                         SECURITIES FUND      SECURITIES FUND
                                           SUB-ACCOUNT        SUB-ACCOUNT (A)
--------------------------------------  ---------------------------------------
INVESTMENT INCOME:
 Dividends                                       $ --                $ --
                                             --------             -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     12                  20
 Net realized gain on distributions                --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (13,031)             (1,188)
                                             --------             -------
  Net gain (loss) on investments              (13,019)             (1,168)
                                             --------             -------
  Net increase (decrease) in net
   assets resulting from operations          $(13,019)            $(1,168)
                                             ========             =======

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                                         FRANKLIN
                                             TEMPLETON                                   FLEX CAP
                                               GROWTH           MUTUAL DISCOVERY          GROWTH
                                          SECURITIES FUND       SECURITIES FUND      SECURITIES FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT (A)
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $28,094              $101,742             $ --
                                            ------------          ------------             ----
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    (1,861)              (12,995)              --
 Net realized gain on distributions              110,708               190,608               --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (1,010,709)           (1,694,075)              47
                                            ------------          ------------             ----
  Net gain (loss) on investments                (901,862)           (1,516,462)              47
                                            ------------          ------------             ----
  Net increase (decrease) in net
   assets resulting from operations            $(873,768)          $(1,414,720)             $47
                                            ============          ============             ====

                                                                                        HARTFORD
                                            TEMPLETON             HARTFORD              LARGECAP
                                          GLOBAL INCOME           ADVISERS               GROWTH
                                         SECURITIES FUND          HLS FUND              HLS FUND
                                           SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT (A)
--------------------------------------  -------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $85,597             $1,318,020              $114
                                            ----------          -------------            ------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     721               (258,246)               (8)
 Net realized gain on distributions                 --                264,675                --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      28,838            (16,650,248)              (26)
                                            ----------          -------------            ------
  Net gain (loss) on investments                29,559            (16,643,819)              (34)
                                            ----------          -------------            ------
  Net increase (decrease) in net
   assets resulting from operations           $115,156           $(15,325,799)              $80
                                            ==========          =============            ======

                                              HARTFORD              HARTFORD
                                               TOTAL                 CAPITAL
                                            RETURN BOND           APPRECIATION
                                              HLS FUND              HLS FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  -------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $3,271,660             $1,785,394
                                            ------------          -------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (111,646)              (343,947)
 Net realized gain on distributions                   --              9,402,042
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (6,869,132)           (63,760,447)
                                            ------------          -------------
  Net gain (loss) on investments              (6,980,778)           (54,702,352)
                                            ------------          -------------
  Net increase (decrease) in net
   assets resulting from operations          $(3,709,118)          $(52,916,958)
                                            ============          =============

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                              HARTFORD             HARTFORD             HARTFORD
                                              DIVIDEND            FUNDAMENTAL            GLOBAL
                                             AND GROWTH             GROWTH              ADVISERS
                                              HLS FUND             HLS FUND             HLS FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT (A)        SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $1,136,620              $ --                $15,444
                                            ------------             -----              ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   (57,147)              (11)                (2,963)
 Net realized gain on distributions              989,534                --                  6,012
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (19,591,389)             (135)              (147,256)
                                            ------------             -----              ---------
  Net gain (loss) on investments             (18,659,002)             (146)              (144,207)
                                            ------------             -----              ---------
  Net increase (decrease) in net
   assets resulting from operations         $(17,522,382)            $(146)             $(128,763)
                                            ============             =====              =========

                                                                                          HARTFORD
                                               HARTFORD              HARTFORD           DISCIPLINED
                                            GLOBAL EQUITY         GLOBAL GROWTH            EQUITY
                                               HLS FUND              HLS FUND             HLS FUND
                                          SUB-ACCOUNT (A)(B)       SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $649                 $3,254              $91,795
                                               --------              ---------          -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   18,459                 (8,506)              57,679
 Net realized gain on distributions                  --                 18,520              674,811
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (58,912)              (331,944)          (3,894,403)
                                               --------              ---------          -----------
  Net gain (loss) on investments                (40,453)              (321,930)          (3,161,913)
                                               --------              ---------          -----------
  Net increase (decrease) in net
   assets resulting from operations            $(39,804)             $(318,676)         $(3,070,118)
                                               ========              =========          ===========

                                                                  HARTFORD
                                             HARTFORD              GROWTH
                                              GROWTH            OPPORTUNITIES
                                             HLS FUND             HLS FUND
                                          SUB-ACCOUNT (A)        SUB-ACCOUNT
--------------------------------------  ----------------------------------------
INVESTMENT INCOME:
 Dividends                                        $64                $39,088
                                              -------            -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                      7                (66,256)
 Net realized gain on distributions                --                249,445
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (2,059)            (3,853,169)
                                              -------            -----------
  Net gain (loss) on investments               (2,052)            (3,669,980)
                                              -------            -----------
  Net increase (decrease) in net
   assets resulting from operations           $(1,988)           $(3,630,892)
                                              =======            ===========

(a)  From inception May 1, 2008 to December 31, 2008.

(b) Effective August 22, 2008, Hartford Global Technology HLS Fund merged with Hartford Global Equity HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                                     HARTFORD
                                            HARTFORD             HARTFORD          INTERNATIONAL
                                           HIGH YIELD             INDEX               GROWTH
                                            HLS FUND             HLS FUND            HLS FUND
                                         SUB-ACCOUNT (A)       SUB-ACCOUNT        SUB-ACCOUNT (A)
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $13,141              $998,898              $21
                                            ---------          ------------           ------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   (586)             (519,369)             (11)
 Net realized gain on distributions                --             1,123,790               --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (19,155)          (22,098,782)            (479)
                                            ---------          ------------           ------
  Net gain (loss) on investments              (19,741)          (21,494,361)            (490)
                                            ---------          ------------           ------
  Net increase (decrease) in net
   assets resulting from operations           $(6,600)         $(20,495,463)           $(469)
                                            =========          ============           ======

                                             HARTFORD              HARTFORD            HARTFORD
                                           INTERNATIONAL        INTERNATIONAL           MIDCAP
                                           SMALL COMPANY        OPPORTUNITIES           GROWTH
                                             HLS FUND              HLS FUND            HLS FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT (A)
--------------------------------------  -----------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $49,408              $432,230              $192
                                            -----------          ------------          --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 (750,461)             (150,657)               39
 Net realized gain on distributions             138,679               816,057                --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (1,872,666)          (10,844,463)           (3,696)
                                            -----------          ------------          --------
  Net gain (loss) on investments             (2,484,448)          (10,179,063)           (3,657)
                                            -----------          ------------          --------
  Net increase (decrease) in net
   assets resulting from operations         $(2,435,040)          $(9,746,833)          $(3,465)
                                            ===========          ============          ========


                                              HARTFORD             HARTFORD
                                               MIDCAP            MIDCAP VALUE
                                              HLS FUND             HLS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -----------------------------------------
INVESTMENT INCOME:
 Dividends                                      $201,563              $47,316
                                            ------------          -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (656,464)             (53,083)
 Net realized gain on distributions            1,880,443            1,336,601
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (16,951,744)          (4,232,502)
                                            ------------          -----------
  Net gain (loss) on investments             (15,727,765)          (2,948,984)
                                            ------------          -----------
  Net increase (decrease) in net
   assets resulting from operations         $(15,526,202)         $(2,901,668)
                                            ============          ===========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                             HARTFORD             HARTFORD              HARTFORD
                                           MONEY MARKET         SMALL COMPANY       SMALLCAP GROWTH
                                             HLS FUND             HLS FUND              HLS FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT (A)
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $1,134,702              $20,051                $11
                                            -----------          -----------             ------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                       --              (77,112)                11
 Net realized gain on distributions                  --               63,349                 --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                           --           (9,088,323)              (102)
                                            -----------          -----------             ------
  Net gain (loss) on investments                     --           (9,102,086)               (91)
                                            -----------          -----------             ------
  Net increase (decrease) in net
   assets resulting from operations          $1,134,702          $(9,082,035)              $(80)
                                            ===========          ===========             ======

                                                                      HARTFORD
                                               HARTFORD            U.S. GOVERNMENT         HARTFORD
                                                STOCK                SECURITIES              VALUE
                                               HLS FUND               HLS FUND             HLS FUND
                                             SUB-ACCOUNT         SUB-ACCOUNT (A)(C)     SUB-ACCOUNT (A)
--------------------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $949,306               $578,230              $18
                                             ------------             ----------             ----
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   (401,151)              (984,850)               1
 Net realized gain on distributions               283,692                     --               --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (24,924,464)               180,722               84
                                             ------------             ----------             ----
  Net gain (loss) on investments              (25,041,923)              (804,128)              85
                                             ------------             ----------             ----
  Net increase (decrease) in net
   assets resulting from operations          $(24,092,617)             $(225,898)            $103
                                             ============             ==========             ====

                                              HARTFORD              HARTFORD
                                                VALUE                EQUITY
                                            OPPORTUNITIES            INCOME
                                              HLS FUND              HLS FUND
                                             SUB-ACCOUNT         SUB-ACCOUNT (A)
--------------------------------------  ------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $84,795               $270
                                             -----------              -----
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                (1,049,771)                (2)
 Net realized gain on distributions               39,966                 --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (1,885,396)               (80)
                                             -----------              -----
  Net gain (loss) on investments              (2,895,201)               (82)
                                             -----------              -----
  Net increase (decrease) in net
   assets resulting from operations          $(2,810,406)              $188
                                             ===========              =====

(a)  From inception May 1, 2008 to December 31, 2008.

(c) Effective September 26, 2008, Hartford Mortgage Securities HLS Fund merged with Hartford U.S. Government Securities HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                                      LORD ABBETT
                                            LORD ABBETT          LORD ABBETT          GROWTH AND
                                          AMERICA'S VALUE      BOND-DEBENTURE           INCOME
                                             PORTFOLIO            PORTFOLIO            PORTFOLIO
                                            SUB-ACCOUNT        SUB-ACCOUNT (A)        SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $50,442             $108,812              $22,873
                                             ---------            ---------            ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 (12,308)                (559)             (10,631)
 Net realized gain on distributions             30,275                4,133                5,355
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (431,668)            (126,809)            (579,025)
                                             ---------            ---------            ---------
  Net gain (loss) on investments              (413,701)            (123,235)            (584,301)
                                             ---------            ---------            ---------
  Net increase (decrease) in net
   assets resulting from operations          $(363,259)            $(14,423)           $(561,428)
                                             =========            =========            =========


                                           MFS GROWTH        MFS INVESTORS           MFS NEW
                                             SERIES           TRUST SERIES      DISCOVERY SERIES
                                         SUB-ACCOUNT (A)      SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $ --                $350                 $ --
                                             -------            --------            ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (299)               (662)             (33,384)
 Net realized gain on distributions               --               2,887              117,534
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (1,281)            (24,159)            (363,699)
                                             -------            --------            ---------
  Net gain (loss) on investments              (1,580)            (21,934)            (279,549)
                                             -------            --------            ---------
  Net increase (decrease) in net
   assets resulting from operations          $(1,580)           $(21,584)           $(279,549)
                                             =======            ========            =========


                                              MFS TOTAL            MFS VALUE
                                            RETURN SERIES            SERIES
                                             SUB-ACCOUNT        SUB-ACCOUNT (A)
--------------------------------------  -----------------------------------------
INVESTMENT INCOME:
 Dividends                                      $301,182                $ --
                                             -----------            --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (367,667)                (43)
 Net realized gain on distributions              596,547                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (3,001,413)            (32,105)
                                             -----------            --------
  Net gain (loss) on investments              (2,772,533)            (32,148)
                                             -----------            --------
  Net increase (decrease) in net
   assets resulting from operations          $(2,471,351)           $(32,148)
                                             ===========            ========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                              VAN KAMPEN --        VAN KAMPEN --
                                                              UIF CORE PLUS        UIF EMERGING
                                           MFS RESEARCH        FIXED INCOME       MARKETS EQUITY
                                           BOND SERIES          PORTFOLIO            PORTFOLIO
                                         SUB-ACCOUNT (A)       SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $ --               $10,721                $ --
                                               ----              --------             -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    1                   (96)                (37)
 Net realized gain on distributions              --                    --               2,563
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      122               (35,533)             (9,044)
                                               ----              --------             -------
  Net gain (loss) on investments                123               (35,629)             (6,518)
                                               ----              --------             -------
  Net increase (decrease) in net
   assets resulting from operations            $123              $(24,908)            $(6,518)
                                               ====              ========             =======

                                                                VAN KAMPEN --          VAN KAMPEN --
                                           VAN KAMPEN --         UIF MID CAP             UIF U.S.
                                          UIF HIGH YIELD            GROWTH             MID CAP VALUE
                                             PORTFOLIO            PORTFOLIO              PORTFOLIO
                                            SUB-ACCOUNT        SUB-ACCOUNT (A)          SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $689                   $13                 $16,292
                                              -------              --------             -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    (10)                  (29)                (14,384)
 Net realized gain on distributions                --                   510                 677,286
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (2,634)              (18,399)             (1,760,593)
                                              -------              --------             -----------
  Net gain (loss) on investments               (2,644)              (17,918)             (1,097,691)
                                              -------              --------             -----------
  Net increase (decrease) in net
   assets resulting from operations           $(1,955)             $(17,905)            $(1,081,399)
                                              =======              ========             ===========


                                          MORGAN STANLEY --       MORGAN STANLEY --
                                             FOCUS GROWTH             BALANCED
                                              PORTFOLIO               PORTFOLIO
                                             SUB-ACCOUNT           SUB-ACCOUNT (D)
--------------------------------------  ---------------------------------------------
INVESTMENT INCOME:
 Dividends                                          $31                    $69
                                               --------                -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     (260)                    --
 Net realized gain on distributions                  --                  1,248
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (30,381)                (3,860)
                                               --------                -------
  Net gain (loss) on investments                (30,641)                (2,612)
                                               --------                -------
  Net increase (decrease) in net
   assets resulting from operations            $(30,610)               $(2,543)
                                               ========                =======

(a)  From inception May 1, 2008 to December 31, 2008.

(d) Formerly Balanced Growth. Change effective March 8, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                MORGAN STANLEY --
                                         MORGAN STANLEY --          DIVIDEND           MORGAN STANLEY --
                                          FLEXIBLE INCOME            GROWTH              MONEY MARKET
                                             PORTFOLIO              PORTFOLIO              PORTFOLIO
                                            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $397                    $78                $3,328
                                              --------              ---------               -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     (73)                   (12)                   --
 Net realized gain on distributions                 --                     --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (5,291)               (10,305)                   --
                                              --------              ---------               -------
  Net gain (loss) on investments                (5,364)               (10,317)                   --
                                              --------              ---------               -------
  Net increase (decrease) in net
   assets resulting from operations            $(4,967)              $(10,239)               $3,328
                                              ========              =========               =======

                                          MORGAN STANLEY --        OPPENHEIMER
                                          EQUALLY-WEIGHTED           CAPITAL             OPPENHEIMER
                                               S&P 500            APPRECIATION        GLOBAL SECURITIES
                                              PORTFOLIO              FUND/VA               FUND/VA
                                             SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $384                   $ --               $17,479
                                              ---------            -----------           -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     (214)                   177                (6,435)
 Net realized gain on distributions               5,102                     --                93,726
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (15,816)            (1,496,365)             (811,257)
                                              ---------            -----------           -----------
  Net gain (loss) on investments                (10,928)            (1,496,188)             (723,966)
                                              ---------            -----------           -----------
  Net increase (decrease) in net
   assets resulting from operations            $(10,544)           $(1,496,188)            $(706,487)
                                              =========            ===========           ===========

                                                                 OPPENHEIMER
                                            OPPENHEIMER          MAIN STREET
                                            MAIN STREET           SMALL CAP
                                              FUND/VA              FUND/VA
                                            SUB-ACCOUNT        SUB-ACCOUNT (A)
--------------------------------------  -----------------------------------------
INVESTMENT INCOME:
 Dividends                                       $3,173                 $ --
                                            -----------           ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     (371)                 (12)
 Net realized gain on distributions              16,676                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (161,334)             (29,852)
                                            -----------           ----------
  Net gain (loss) on investments               (145,029)             (29,864)
                                            -----------           ----------
  Net increase (decrease) in net
   assets resulting from operations           $(141,856)            $(29,864)
                                            ===========           ==========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                            OPPENHEIMER            PUTNAM VT             PUTNAM VT
                                               VALUE              DIVERSIFIED           GLOBAL ASSET
                                              FUND/VA             INCOME FUND         ALLOCATION FUND
                                          SUB-ACCOUNT (A)         SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $ --               $144,383                 $28,800
                                              --------            -----------           -------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                      (8)               (11,181)                (12,949)
 Net realized gain on distributions                 --                     --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (3,289)            (1,032,810)               (270,297)
                                              --------            -----------           -------------
  Net gain (loss) on investments                (3,297)            (1,043,991)               (283,246)
                                              --------            -----------           -------------
  Net increase (decrease) in net
   assets resulting from operations            $(3,297)             $(899,608)              $(254,446)
                                              ========            ===========           =============

                                             PUTNAM VT              PUTNAM VT             PUTNAM VT
                                               GLOBAL              GROWTH AND               HEALTH
                                            EQUITY FUND            INCOME FUND          SCIENCES FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $130,237               $355,776                  $ --
                                            -----------            -----------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 (309,416)              (198,196)               16,665
 Net realized gain on distributions                  --              2,576,657                 7,897
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (2,396,993)            (9,266,565)             (168,897)
                                            -----------            -----------            ----------
  Net gain (loss) on investments             (2,706,409)            (6,888,104)             (144,335)
                                            -----------            -----------            ----------
  Net increase (decrease) in net
   assets resulting from operations         $(2,576,172)           $(6,532,328)            $(144,335)
                                            ===========            ===========            ==========

                                              PUTNAM VT
                                                HIGH                 PUTNAM VT
                                             YIELD FUND             INCOME FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $1,054,746               $527,170
                                             -----------            -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (156,367)              (157,024)
 Net realized gain on distributions                   --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (3,787,868)            (2,171,023)
                                             -----------            -----------
  Net gain (loss) on investments              (3,944,235)            (2,328,047)
                                             -----------            -----------
  Net increase (decrease) in net
   assets resulting from operations          $(2,889,489)           $(1,800,877)
                                             ===========            ===========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                             PUTNAM VT
                                           INTERNATIONAL           PUTNAM VT               PUTNAM VT
                                            GROWTH AND           INTERNATIONAL         INTERNATIONAL NEW
                                            INCOME FUND           EQUITY FUND         OPPORTUNITIES FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $70,515              $400,662                $11,457
                                            -----------           -----------              ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (69,166)              (22,475)               (52,819)
 Net realized gain on distributions             656,674             2,669,296                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (2,484,849)          (11,439,196)              (272,032)
                                            -----------           -----------              ---------
  Net gain (loss) on investments             (1,897,341)           (8,792,375)              (324,851)
                                            -----------           -----------              ---------
  Net increase (decrease) in net
   assets resulting from operations         $(1,826,826)          $(8,391,713)             $(313,394)
                                            ===========           ===========              =========


                                                                PUTNAM VT           PUTNAM VT
                                             PUTNAM VT            MONEY                NEW
                                          INVESTORS FUND       MARKET FUND     OPPORTUNITIES FUND
                                            SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $3,202            $2,328               $21,180
                                             ---------            ------           -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 (38,833)               --                89,963
 Net realized gain on distributions                 --                --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (249,411)               --            (3,309,841)
                                             ---------            ------           -----------
  Net gain (loss) on investments              (288,244)               --            (3,219,878)
                                             ---------            ------           -----------
  Net increase (decrease) in net
   assets resulting from operations          $(285,042)           $2,328           $(3,198,698)
                                             =========            ======           ===========


                                             PUTNAM VT              PUTNAM VT
                                                NEW              OTC & EMERGING
                                             VALUE FUND            GROWTH FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  -------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $38,198                  $ --
                                             ----------             ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (24,852)             (136,919)
 Net realized gain on distributions             385,467                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (1,343,573)             (150,072)
                                             ----------             ---------
  Net gain (loss) on investments               (982,958)             (286,991)
                                             ----------             ---------
  Net increase (decrease) in net
   assets resulting from operations           $(944,760)            $(286,991)
                                             ==========             =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                            PUTNAM VT          PUTNAM VT           PUTNAM VT
                                            SMALL CAP      THE GEORGE PUTNAM  UTILITIES GROWTH AND
                                           VALUE FUND       FUND OF BOSTON        INCOME FUND
                                           SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $14,873            $22,090             $20,420
                                            ---------          ---------           ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 (8,208)            (8,790)             13,513
 Net realized gain on distributions           260,446             40,088                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (755,896)          (233,579)           (305,196)
                                            ---------          ---------           ---------
  Net gain (loss) on investments             (503,658)          (202,281)           (291,683)
                                            ---------          ---------           ---------
  Net increase (decrease) in net
   assets resulting from operations         $(488,785)         $(180,191)          $(271,263)
                                            =========          =========           =========


                                                                                     PUTNAM VT
                                            PUTNAM VT           PUTNAM VT             CAPITAL
                                           VISTA FUND         VOYAGER FUND       OPPORTUNITIES FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $ --              $36,843              $5,592
                                            ---------          -----------           ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                (93,782)            (566,173)            (18,429)
 Net realized gain on distributions                --                   --              68,178
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (315,925)          (5,135,804)           (541,239)
                                            ---------          -----------           ---------
  Net gain (loss) on investments             (409,707)          (5,701,977)           (491,490)
                                            ---------          -----------           ---------
  Net increase (decrease) in net
   assets resulting from operations         $(409,707)         $(5,665,134)          $(485,898)
                                            =========          ===========           =========

                                                            VAN KAMPEN LIT
                                            PUTNAM VT         GROWTH AND        VAN KAMPEN LIT
                                             EQUITY             INCOME             COMSTOCK
                                           INCOME FUND         PORTFOLIO           PORTFOLIO
                                           SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $23,075             $4,734             $109,456
                                            ---------          ---------          -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                (22,490)              (777)             (11,858)
 Net realized gain on distributions            55,305              9,199              268,824
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (494,658)          (121,548)          (2,460,657)
                                            ---------          ---------          -----------
  Net gain (loss) on investments             (461,843)          (113,126)          (2,203,691)
                                            ---------          ---------          -----------
  Net increase (decrease) in net
   assets resulting from operations         $(438,768)         $(108,392)         $(2,094,235)
                                            =========          =========          ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                         ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS       ALLIANCEBERNSTEIN VPS
                                            BALANCED WEALTH             INTERNATIONAL               SMALL/MID CAP
                                           STRATEGY PORTFOLIO          VALUE PORTFOLIO             VALUE PORTFOLIO
                                            SUB-ACCOUNT (A)              SUB-ACCOUNT                 SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                             $1,581                    $41,118                      $7,493
 Net realized gain (loss) on security
  transactions                                       (260)                       900                        (874)
 Net realized gain on distributions                    --                    294,168                     176,470
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        (22,793)                (3,707,155)                   (961,716)
                                                ---------                -----------                  ----------
 Net increase (decrease) in net assets
  resulting from operations                       (21,472)                (3,370,969)                   (778,627)
                                                ---------                -----------                  ----------
UNIT TRANSACTIONS:
 Purchases                                          1,082                    858,588                     381,512
 Net transfers                                    121,483                  1,784,543                     573,937
 Surrenders for benefit payments and
  fees                                                 --                    (83,024)                    (32,107)
 Net loan activity                                     --                     (9,138)                     (2,897)
 Cost of insurance                                 (6,549)                  (430,599)                   (168,417)
                                                ---------                -----------                  ----------
 Net increase (decrease) in net assets
  resulting from unit transactions                116,016                  2,120,370                     752,028
                                                ---------                -----------                  ----------
 Net increase (decrease) in net assets             94,544                 (1,250,599)                    (26,599)
NET ASSETS:
 Beginning of year                                     --                  5,171,241                   1,649,856
                                                ---------                -----------                  ----------
 End of year                                      $94,544                 $3,920,642                  $1,623,257
                                                =========                ===========                  ==========

                                                                   ALLIANCEBERNSTEIN VPS           AIM V.I.
                                         ALLIANCEBERNSTEIN VPS         INTERNATIONAL               CAPITAL
                                            VALUE PORTFOLIO          GROWTH PORTFOLIO         APPRECIATION FUND
                                            SUB-ACCOUNT (A)             SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------------
OPERATIONS:
 Net investment income                             $ --                        $ --                     $ --
 Net realized gain (loss) on security
  transactions                                       (8)                    (16,470)                  (2,455)
 Net realized gain on distributions                  --                      16,308                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          (52)                   (484,904)              (1,166,803)
                                                -------                  ----------              -----------
 Net increase (decrease) in net assets
  resulting from operations                         (60)                   (485,066)              (1,169,258)
                                                -------                  ----------              -----------
UNIT TRANSACTIONS:
 Purchases                                          553                     146,408                  253,453
 Net transfers                                    1,391                     254,260                   83,493
 Surrenders for benefit payments and
  fees                                               --                         319                  (55,679)
 Net loan activity                                   --                     (43,459)                      --
 Cost of insurance                                 (277)                    (87,254)                (151,742)
                                                -------                  ----------              -----------
 Net increase (decrease) in net assets
  resulting from unit transactions                1,667                     270,274                  129,525
                                                -------                  ----------              -----------
 Net increase (decrease) in net assets            1,607                    (214,792)              (1,039,733)
NET ASSETS:
 Beginning of year                                   --                     956,630                2,686,865
                                                -------                  ----------              -----------
 End of year                                     $1,607                    $741,838               $1,647,132
                                                =======                  ==========              ===========

                                              AIM V.I.              AIM V.I.
                                                CORE             INTERNATIONAL
                                            EQUITY FUND           GROWTH FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
OPERATIONS:
 Net investment income                          $62,998                $3,660
 Net realized gain (loss) on security
  transactions                                  (33,359)                 (499)
 Net realized gain on distributions                  --                 8,850
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (145,545)              (89,009)
                                             ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                    (115,906)              (76,998)
                                             ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                       48,476                56,621
 Net transfers                                1,712,515               628,667
 Surrenders for benefit payments and
  fees                                          (17,906)               (2,451)
 Net loan activity                               (4,274)               (2,315)
 Cost of insurance                              (37,346)              (22,217)
                                             ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions            1,701,465               658,305
                                             ----------            ----------
 Net increase (decrease) in net assets        1,585,559               581,307
NET ASSETS:
 Beginning of year                              206,809                    --
                                             ----------            ----------
 End of year                                 $1,792,368              $581,307
                                             ==========            ==========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                              AIM V.I.             AIM V.I.               AIM V.I.
                                            MID CAP CORE           SMALL CAP              CAPITAL
                                            EQUITY FUND           EQUITY FUND         DEVELOPMENT FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $56,649                 $ --                   $ --
 Net realized gain (loss) on security
  transactions                                  (49,418)             (12,668)                (5,578)
 Net realized gain on distributions             411,970                2,416                221,084
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (1,556,672)            (238,307)            (1,153,051)
                                             ----------            ---------             ----------
 Net increase (decrease) in net assets
  resulting from operations                  (1,137,471)            (248,559)              (937,545)
                                             ----------            ---------             ----------
UNIT TRANSACTIONS:
 Purchases                                      465,449              107,883                162,077
 Net transfers                                  216,646              321,358                 79,120
 Surrenders for benefit payments and
  fees                                         (173,241)                  --                (41,320)
 Net loan activity                              (11,780)               2,265                   (373)
 Cost of insurance                             (301,108)             (57,095)              (109,014)
                                             ----------            ---------             ----------
 Net increase (decrease) in net assets
  resulting from unit transactions              195,966              374,411                 90,490
                                             ----------            ---------             ----------
 Net increase (decrease) in net assets         (941,505)             125,852               (847,055)
NET ASSETS:
 Beginning of year                            3,717,479              447,477              1,978,746
                                             ----------            ---------             ----------
 End of year                                 $2,775,974             $573,329             $1,131,691
                                             ==========            =========             ==========

                                                                 AMERICAN FUNDS
                                           AMERICAN FUNDS        CAPITAL WORLD         AMERICAN FUNDS
                                               GLOBAL               GROWTH &                ASSET
                                             BOND FUND            INCOME FUND          ALLOCATION FUND
                                          SUB-ACCOUNT (A)       SUB-ACCOUNT (A)          SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income                         $11,828               $12,124                $786,201
 Net realized gain (loss) on security
  transactions                                     (36)                  (93)               (198,823)
 Net realized gain on distributions                 --                    --               1,235,474
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        (765)              (55,409)            (11,822,221)
                                              --------              --------             -----------
 Net increase (decrease) in net assets
  resulting from operations                     11,027               (43,378)             (9,999,369)
                                              --------              --------             -----------
UNIT TRANSACTIONS:
 Purchases                                      25,435                51,616               3,708,943
 Net transfers                                 253,280               502,468               3,384,889
 Surrenders for benefit payments and
  fees                                             140                   105                (830,923)
 Net loan activity                                  --                    --                 (72,908)
 Cost of insurance                             (14,604)              (24,848)             (2,430,360)
                                              --------              --------             -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             264,251               529,341               3,759,641
                                              --------              --------             -----------
 Net increase (decrease) in net assets         275,278               485,963              (6,239,728)
NET ASSETS:
 Beginning of year                                  --                    --              30,576,323
                                              --------              --------             -----------
 End of year                                  $275,278              $485,963             $24,336,595
                                              ========              ========             ===========

                                           AMERICAN FUNDS
                                              BLUE CHIP
                                             INCOME AND           AMERICAN FUNDS
                                             GROWTH FUND             BOND FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------
OPERATIONS:
 Net investment income                          $276,102             $1,187,404
 Net realized gain (loss) on security
  transactions                                   (32,984)               (26,676)
 Net realized gain on distributions              870,115                 51,894
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (6,730,630)            (3,159,316)
                                             -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                   (5,617,397)            (1,946,694)
                                             -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                     1,803,837              2,645,658
 Net transfers                                 1,402,342              4,045,253
 Surrenders for benefit payments and
  fees                                          (639,611)              (733,830)
 Net loan activity                               (45,964)               (69,946)
 Cost of insurance                            (1,074,930)            (1,806,306)
                                             -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             1,445,674              4,080,829
                                             -----------            -----------
 Net increase (decrease) in net assets        (4,171,723)             2,134,135
NET ASSETS:
 Beginning of year                            14,390,677             18,691,050
                                             -----------            -----------
 End of year                                 $10,218,954            $20,825,185
                                             ===========            ===========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                           AMERICAN FUNDS
                                               GLOBAL             AMERICAN FUNDS          AMERICAN FUNDS
                                             GROWTH FUND            GROWTH FUND         GROWTH-INCOME FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                           $400,219               $603,809              $1,138,781
 Net realized gain (loss) on security
  transactions                                    (26,088)               (80,010)                 (3,658)
 Net realized gain on distributions             1,695,277              7,745,820               4,153,873
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (11,333,024)           (45,531,114)            (33,636,981)
                                            -------------          -------------           -------------
 Net increase (decrease) in net assets
  resulting from operations                    (9,263,616)           (37,261,495)            (28,347,985)
                                            -------------          -------------           -------------
UNIT TRANSACTIONS:
 Purchases                                      2,493,317              8,037,649               7,758,923
 Net transfers                                    976,290              5,511,254               1,836,115
 Surrenders for benefit payments and
  fees                                           (513,975)            (2,078,481)             (2,239,668)
 Net loan activity                                 (5,787)              (102,318)                (56,297)
 Cost of insurance                             (1,476,327)            (4,733,233)             (4,517,453)
                                            -------------          -------------           -------------
 Net increase (decrease) in net assets
  resulting from unit transactions              1,473,518              6,634,871               2,781,620
                                            -------------          -------------           -------------
 Net increase (decrease) in net assets         (7,790,098)           (30,626,624)            (25,566,365)
NET ASSETS:
 Beginning of year                             23,673,217             81,106,760              73,913,558
                                            -------------          -------------           -------------
 End of year                                  $15,883,119            $50,480,136             $48,347,193
                                            =============          =============           =============

                                                                                        AMERICAN FUNDS
                                           AMERICAN FUNDS         AMERICAN FUNDS         GLOBAL SMALL
                                         INTERNATIONAL FUND       NEW WORLD FUND     CAPITALIZATION FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income                           $657,269              $182,113                  $ --
 Net realized gain (loss) on security
  transactions                                   (485,437)             (248,971)             (452,309)
 Net realized gain on distributions             4,516,786               919,068             1,999,618
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (22,041,119)           (6,652,209)          (11,418,373)
                                            -------------          ------------          ------------
 Net increase (decrease) in net assets
  resulting from operations                   (17,352,501)           (5,799,999)           (9,871,064)
                                            -------------          ------------          ------------
UNIT TRANSACTIONS:
 Purchases                                      3,806,393             1,104,639             1,347,204
 Net transfers                                    866,148              (136,298)             (425,459)
 Surrenders for benefit payments and
  fees                                           (716,105)             (215,468)             (338,705)
 Net loan activity                                (78,750)              (60,016)              (13,285)
 Cost of insurance                             (2,164,145)             (787,667)             (826,230)
                                            -------------          ------------          ------------
 Net increase (decrease) in net assets
  resulting from unit transactions              1,713,541               (94,810)             (256,475)
                                            -------------          ------------          ------------
 Net increase (decrease) in net assets        (15,638,960)           (5,894,809)          (10,127,539)
NET ASSETS:
 Beginning of year                             39,628,267            14,073,969            18,519,854
                                            -------------          ------------          ------------
 End of year                                  $23,989,307            $8,179,160            $8,392,315
                                            =============          ============          ============

                                           FIDELITY VIP          FIDELITY VIP
                                           ASSET MANAGER         EQUITY-INCOME
                                             PORTFOLIO             PORTFOLIO
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
OPERATIONS:
 Net investment income                          $46,882               $446,413
 Net realized gain (loss) on security
  transactions                                  (21,088)              (262,662)
 Net realized gain on distributions             194,141                 18,233
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (792,418)            (9,427,870)
                                            -----------          -------------
 Net increase (decrease) in net assets
  resulting from operations                    (572,483)            (9,225,886)
                                            -----------          -------------
UNIT TRANSACTIONS:
 Purchases                                           --              1,489,478
 Net transfers                                  (18,254)              (562,142)
 Surrenders for benefit payments and
  fees                                          (61,703)              (736,829)
 Net loan activity                              (32,441)               (28,529)
 Cost of insurance                             (107,634)            (1,238,551)
                                            -----------          -------------
 Net increase (decrease) in net assets
  resulting from unit transactions             (220,032)            (1,076,573)
                                            -----------          -------------
 Net increase (decrease) in net assets         (792,515)           (10,302,459)
NET ASSETS:
 Beginning of year                            2,144,197             22,385,091
                                            -----------          -------------
 End of year                                 $1,351,682            $12,082,632
                                            ===========          =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                           FIDELITY VIP          FIDELITY VIP           FIDELITY VIP
                                              GROWTH              CONTRAFUND              OVERSEAS
                                            PORTFOLIO             PORTFOLIO               PORTFOLIO
                                         SUB-ACCOUNT (A)         SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                           $169                 $79,260                $20,116
 Net realized gain (loss) on security
  transactions                                    (14)                (51,744)               (13,095)
 Net realized gain on distributions                --                 220,757                106,388
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (6,040)             (4,873,742)              (547,819)
                                             --------            ------------            -----------
 Net increase (decrease) in net assets
  resulting from operations                    (5,885)             (4,625,469)              (434,410)
                                             --------            ------------            -----------
UNIT TRANSACTIONS:
 Purchases                                        344               1,258,857                     --
 Net transfers                                 25,448               2,613,021                (11,139)
 Surrenders for benefit payments and
  fees                                             --                 (81,578)               (97,302)
 Net loan activity                                 --                  (8,922)                    --
 Cost of insurance                             (1,578)               (740,759)               (43,501)
                                             --------            ------------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             24,214               3,040,619               (151,942)
                                             --------            ------------            -----------
 Net increase (decrease) in net assets         18,329              (1,584,850)              (586,352)
NET ASSETS:
 Beginning of year                                 --               8,649,521              1,101,347
                                             --------            ------------            -----------
 End of year                                  $18,329              $7,064,671               $514,995
                                             ========            ============            ===========

                                                                                            FIDELITY VIP
                                             FIDELITY VIP            FIDELITY VIP         DYNAMIC CAPITAL
                                               MID CAP             VALUE STRATEGIES         APPRECIATION
                                              PORTFOLIO               PORTFOLIO              PORTFOLIO
                                             SUB-ACCOUNT           SUB-ACCOUNT (A)        SUB-ACCOUNT (A)
--------------------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income                            $13,125                   $12                   $167
 Net realized gain (loss) on security
  transactions                                    (13,951)                   --                    (26)
 Net realized gain on distributions               770,153                    --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (3,280,027)                   52                  1,599
                                             ------------              --------               --------
 Net increase (decrease) in net assets
  resulting from operations                    (2,510,700)                   64                  1,740
                                             ------------              --------               --------
UNIT TRANSACTIONS:
 Purchases                                        838,768                   558                 10,447
 Net transfers                                  1,535,288                 1,208                 14,555
 Surrenders for benefit payments and
  fees                                            (98,423)                   --                     --
 Net loan activity                                 (2,986)                   --                     --
 Cost of insurance                               (440,232)                 (411)                (1,854)
                                             ------------              --------               --------
 Net increase (decrease) in net assets
  resulting from unit transactions              1,832,415                 1,355                 23,148
                                             ------------              --------               --------
 Net increase (decrease) in net assets           (678,285)                1,419                 24,888
NET ASSETS:
 Beginning of year                              5,249,730                    --                     --
                                             ------------              --------               --------
 End of year                                   $4,571,445                $1,419                $24,888
                                             ============              ========               ========


                                            FIDELITY VIP          FIDELITY VIP
                                            FREEDOM 2010          FREEDOM 2020
                                             PORTFOLIO             PORTFOLIO
                                          SUB-ACCOUNT (A)       SUB-ACCOUNT (A)
--------------------------------------  ------------------------------------------
OPERATIONS:
 Net investment income                            $566                $2,569
 Net realized gain (loss) on security
  transactions                                      --                     1
 Net realized gain on distributions                534                 3,073
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        (409)               (1,958)
                                              --------              --------
 Net increase (decrease) in net assets
  resulting from operations                        691                 3,685
                                              --------              --------
UNIT TRANSACTIONS:
 Purchases                                          --                23,286
 Net transfers                                  16,686                57,981
 Surrenders for benefit payments and
  fees                                              --                    --
 Net loan activity                                  --                    --
 Cost of insurance                                  --                (1,741)
                                              --------              --------
 Net increase (decrease) in net assets
  resulting from unit transactions              16,686                79,526
                                              --------              --------
 Net increase (decrease) in net assets          17,377                83,211
NET ASSETS:
 Beginning of year                                  --                    --
                                              --------              --------
 End of year                                   $17,377               $83,211
                                              ========              ========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                                        FRANKLIN
                                           FIDELITY VIP            FRANKLIN          SMALL-MID CAP
                                           FREEDOM 2030             INCOME               GROWTH
                                             PORTFOLIO         SECURITIES FUND      SECURITIES FUND
                                          SUB-ACCOUNT (A)        SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                           $998               $404,489                $ --
 Net realized gain (loss) on security
  transactions                                   (149)                (5,298)               (101)
 Net realized gain on distributions             1,986                169,369               5,624
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (6,928)            (3,396,372)            (34,118)
                                              -------             ----------            --------
 Net increase (decrease) in net assets
  resulting from operations                    (4,093)            (2,827,812)            (28,595)
                                              -------             ----------            --------
UNIT TRANSACTIONS:
 Purchases                                      1,563              1,338,887               5,520
 Net transfers                                 39,559              3,440,496              41,974
 Surrenders for benefit payments and
  fees                                           (133)              (120,469)                 (1)
 Net loan activity                                 --                 (8,726)                 --
 Cost of insurance                             (2,087)              (737,385)             (4,689)
                                              -------             ----------            --------
 Net increase (decrease) in net assets
  resulting from unit transactions             38,902              3,912,803              42,804
                                              -------             ----------            --------
 Net increase (decrease) in net assets         34,809              1,084,991              14,209
NET ASSETS:
 Beginning of year                                 --              6,804,717              53,353
                                              -------             ----------            --------
 End of year                                  $34,809             $7,889,708             $67,562
                                              =======             ==========            ========

                                              FRANKLIN              FRANKLIN
                                             SMALL CAP             STRATEGIC
                                               VALUE                 INCOME            MUTUAL SHARES
                                          SECURITIES FUND       SECURITIES FUND       SECURITIES FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income                          $70,908                $1,716              $346,348
 Net realized gain (loss) on security
  transactions                                  (53,932)                 (170)              (30,861)
 Net realized gain on distributions             491,098                    59               492,623
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (2,846,167)             (125,116)           (5,828,077)
                                             ----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                  (2,338,093)             (123,511)           (5,019,967)
                                             ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                      923,750               105,710             2,174,103
 Net transfers                                   78,007             2,151,195               974,593
 Surrenders for benefit payments and
  fees                                         (228,896)               (7,231)             (149,465)
 Net loan activity                               (4,117)               (5,928)              (23,363)
 Cost of insurance                             (480,396)              (85,420)             (951,918)
                                             ----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions              288,348             2,158,326             2,023,950
                                             ----------            ----------            ----------
 Net increase (decrease) in net assets       (2,049,745)            2,034,815            (2,996,017)
NET ASSETS:
 Beginning of year                            7,207,292                16,632            12,723,952
                                             ----------            ----------            ----------
 End of year                                 $5,157,547            $2,051,447            $9,727,935
                                             ==========            ==========            ==========

                                            TEMPLETON
                                            DEVELOPING           TEMPLETON
                                             MARKETS              FOREIGN
                                         SECURITIES FUND      SECURITIES FUND
                                           SUB-ACCOUNT        SUB-ACCOUNT (A)
--------------------------------------  ---------------------------------------
OPERATIONS:
 Net investment income                           $ --                $ --
 Net realized gain (loss) on security
  transactions                                     12                  20
 Net realized gain on distributions                --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (13,031)             (1,188)
                                             --------             -------
 Net increase (decrease) in net assets
  resulting from operations                   (13,019)             (1,168)
                                             --------             -------
UNIT TRANSACTIONS:
 Purchases                                     10,976               3,359
 Net transfers                                 62,065              29,994
 Surrenders for benefit payments and
  fees                                            (14)                 --
 Net loan activity                                 --                  --
 Cost of insurance                             (3,826)             (1,221)
                                             --------             -------
 Net increase (decrease) in net assets
  resulting from unit transactions             69,201              32,132
                                             --------             -------
 Net increase (decrease) in net assets         56,182              30,964
NET ASSETS:
 Beginning of year                                 --                  --
                                             --------             -------
 End of year                                  $56,182             $30,964
                                             ========             =======

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                                         FRANKLIN
                                             TEMPLETON                                   FLEX CAP
                                               GROWTH           MUTUAL DISCOVERY          GROWTH
                                          SECURITIES FUND       SECURITIES FUND      SECURITIES FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT (A)
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $28,094              $101,742               $ --
 Net realized gain (loss) on security
  transactions                                   (1,861)              (12,995)                --
 Net realized gain on distributions             110,708               190,608                 --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (1,010,709)           (1,694,075)                47
                                             ----------            ----------             ------
 Net increase (decrease) in net assets
  resulting from operations                    (873,768)           (1,414,720)                47
                                             ----------            ----------             ------
UNIT TRANSACTIONS:
 Purchases                                      491,338               810,874                206
 Net transfers                                  444,071             1,626,162              6,110
 Surrenders for benefit payments and
  fees                                          (28,477)             (144,162)                --
 Net loan activity                                   --               (33,238)                --
 Cost of insurance                             (172,009)             (368,921)              (115)
                                             ----------            ----------             ------
 Net increase (decrease) in net assets
  resulting from unit transactions              734,923             1,890,715              6,201
                                             ----------            ----------             ------
 Net increase (decrease) in net assets         (138,845)              475,995              6,248
NET ASSETS:
 Beginning of year                            1,716,044             3,920,934                 --
                                             ----------            ----------             ------
 End of year                                 $1,577,199            $4,396,929             $6,248
                                             ==========            ==========             ======

                                                                                          HARTFORD
                                              TEMPLETON              HARTFORD             LARGECAP
                                            GLOBAL INCOME            ADVISERS              GROWTH
                                           SECURITIES FUND           HLS FUND             HLS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT        SUB-ACCOUNT (A)
--------------------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income                           $85,597             $1,318,020               $114
 Net realized gain (loss) on security
  transactions                                       721               (258,246)                (8)
 Net realized gain on distributions                   --                264,675                 --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        28,838            (16,650,248)               (26)
                                             -----------            -----------            -------
 Net increase (decrease) in net assets
  resulting from operations                      115,156            (15,325,799)                80
                                             -----------            -----------            -------
UNIT TRANSACTIONS:
 Purchases                                       323,940              4,498,318              4,729
 Net transfers                                 2,859,041               (821,610)             7,206
 Surrenders for benefit payments and
  fees                                             7,378             (1,498,440)                --
 Net loan activity                                    (4)               (44,587)                --
 Cost of insurance                              (187,336)            (3,496,989)            (1,328)
                                             -----------            -----------            -------
 Net increase (decrease) in net assets
  resulting from unit transactions             3,003,019             (1,363,308)            10,607
                                             -----------            -----------            -------
 Net increase (decrease) in net assets         3,118,175            (16,689,107)            10,687
NET ASSETS:
 Beginning of year                               708,885             49,208,214                 --
                                             -----------            -----------            -------
 End of year                                  $3,827,060            $32,519,107            $10,687
                                             ===========            ===========            =======

                                               HARTFORD               HARTFORD
                                                TOTAL                  CAPITAL
                                             RETURN BOND            APPRECIATION
                                               HLS FUND               HLS FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  ---------------------------------------------
OPERATIONS:
 Net investment income                         $3,271,660             $1,785,394
 Net realized gain (loss) on security
  transactions                                   (111,646)              (343,947)
 Net realized gain on distributions                    --              9,402,042
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (6,869,132)           (63,760,447)
                                             ------------            -----------
 Net increase (decrease) in net assets
  resulting from operations                    (3,709,118)           (52,916,958)
                                             ------------            -----------
UNIT TRANSACTIONS:
 Purchases                                      4,422,589              6,524,477
 Net transfers                                  3,594,516                861,616
 Surrenders for benefit payments and
  fees                                         (1,591,516)            (3,492,137)
 Net loan activity                               (272,046)              (385,977)
 Cost of insurance                             (3,522,886)            (6,145,927)
                                             ------------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions              2,630,657             (2,637,948)
                                             ------------            -----------
 Net increase (decrease) in net assets         (1,078,461)           (55,554,906)
NET ASSETS:
 Beginning of year                             47,170,883            119,791,476
                                             ------------            -----------
 End of year                                  $46,092,422            $64,236,570
                                             ============            ===========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                              HARTFORD           HARTFORD           HARTFORD
                                              DIVIDEND          FUNDAMENTAL          GLOBAL
                                             AND GROWTH           GROWTH            ADVISERS
                                              HLS FUND           HLS FUND           HLS FUND
                                            SUB-ACCOUNT       SUB-ACCOUNT (A)     SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                        $1,136,620            $ --              $15,444
 Net realized gain (loss) on security
  transactions                                   (57,147)            (11)              (2,963)
 Net realized gain on distributions              989,534              --                6,012
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (19,591,389)           (135)            (147,256)
                                            ------------           -----           ----------
 Net increase (decrease) in net assets
  resulting from operations                  (17,522,382)           (146)            (128,763)
                                            ------------           -----           ----------
UNIT TRANSACTIONS:
 Purchases                                     4,418,566              79                   --
 Net transfers                                 1,468,158             511               (5,639)
 Surrenders for benefit payments and
  fees                                        (2,022,221)             --               (1,202)
 Net loan activity                               (58,015)             --                   --
 Cost of insurance                            (3,298,631)           (193)             (19,089)
                                            ------------           -----           ----------
 Net increase (decrease) in net assets
  resulting from unit transactions               507,857             397              (25,930)
                                            ------------           -----           ----------
 Net increase (decrease) in net assets       (17,014,525)            251             (154,693)
NET ASSETS:
 Beginning of year                            55,299,306              --              413,540
                                            ------------           -----           ----------
 End of year                                 $38,284,781            $251             $258,847
                                            ============           =====           ==========

                                                                                        HARTFORD
                                              HARTFORD              HARTFORD           DISCIPLINED
                                            GLOBAL EQUITY        GLOBAL GROWTH           EQUITY
                                              HLS FUND              HLS FUND            HLS FUND
                                         SUB-ACCOUNT (A)(B)       SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income                             $649                $3,254              $91,795
 Net realized gain (loss) on security
  transactions                                   18,459                (8,506)              57,679
 Net realized gain on distributions                  --                18,520              674,811
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (58,912)             (331,944)          (3,894,403)
                                              ---------            ----------          -----------
 Net increase (decrease) in net assets
  resulting from operations                     (39,804)             (318,676)          (3,070,118)
                                              ---------            ----------          -----------
UNIT TRANSACTIONS:
 Purchases                                            8                 3,036              626,109
 Net transfers                                   11,916                72,742              383,699
 Surrenders for benefit payments and
  fees                                           (5,622)               (8,242)            (300,379)
 Net loan activity                                   --                (4,959)              (4,876)
 Cost of insurance                               (8,623)              (22,497)            (581,329)
                                              ---------            ----------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions               (2,321)               40,080              123,224
                                              ---------            ----------          -----------
 Net increase (decrease) in net assets          (42,125)             (278,596)          (2,946,894)
NET ASSETS:
 Beginning of year                              112,246               562,557            8,829,268
                                              ---------            ----------          -----------
 End of year                                    $70,121              $283,961           $5,882,374
                                              =========            ==========          ===========

                                                                 HARTFORD
                                             HARTFORD             GROWTH
                                              GROWTH           OPPORTUNITIES
                                             HLS FUND            HLS FUND
                                         SUB-ACCOUNT (A)        SUB-ACCOUNT
--------------------------------------  ---------------------------------------
OPERATIONS:
 Net investment income                            $64               $39,088
 Net realized gain (loss) on security
  transactions                                      7               (66,256)
 Net realized gain on distributions                --               249,445
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (2,059)           (3,853,169)
                                             --------           -----------
 Net increase (decrease) in net assets
  resulting from operations                    (1,988)           (3,630,892)
                                             --------           -----------
UNIT TRANSACTIONS:
 Purchases                                      2,951               752,770
 Net transfers                                 33,393             2,378,343
 Surrenders for benefit payments and
  fees                                            (18)             (381,577)
 Net loan activity                                 --                (5,476)
 Cost of insurance                             (2,721)             (495,252)
                                             --------           -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             33,605             2,248,808
                                             --------           -----------
 Net increase (decrease) in net assets         31,617            (1,382,084)
NET ASSETS:
 Beginning of year                                 --             7,884,188
                                             --------           -----------
 End of year                                  $31,617            $6,502,104
                                             ========           ===========

(a)  From inception May 1, 2008 to December 31, 2008.

(b) Effective August 22, 2008, Hartford Global Technology HLS Fund merged with Hartford Global Equity HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                                           HARTFORD
                                              HARTFORD              HARTFORD            INTERNATIONAL
                                             HIGH YIELD               INDEX                 GROWTH
                                              HLS FUND              HLS FUND               HLS FUND
                                          SUB-ACCOUNT (A)          SUB-ACCOUNT         SUB-ACCOUNT (A)
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $13,141                $998,898                 $21
 Net realized gain (loss) on security
  transactions                                    (586)               (519,369)                (11)
 Net realized gain on distributions                 --               1,123,790                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (19,155)            (22,098,782)               (479)
                                              --------             -----------              ------
 Net increase (decrease) in net assets
  resulting from operations                     (6,600)            (20,495,463)               (469)
                                              --------             -----------              ------
UNIT TRANSACTIONS:
 Purchases                                         971               3,837,152                  48
 Net transfers                                 116,566              (1,970,702)              1,777
 Surrenders for benefit payments and
  fees                                              --              (1,735,757)                 --
 Net loan activity                                  --                (232,393)                 --
 Cost of insurance                              (1,809)             (2,999,286)               (112)
                                              --------             -----------              ------
 Net increase (decrease) in net assets
  resulting from unit transactions             115,728              (3,100,986)              1,713
                                              --------             -----------              ------
 Net increase (decrease) in net assets         109,128             (23,596,449)              1,244
NET ASSETS:
 Beginning of year                                  --              57,566,948                  --
                                              --------             -----------              ------
 End of year                                  $109,128             $33,970,499              $1,244
                                              ========             ===========              ======

                                              HARTFORD              HARTFORD              HARTFORD
                                           INTERNATIONAL          INTERNATIONAL            MIDCAP
                                           SMALL COMPANY          OPPORTUNITIES            GROWTH
                                              HLS FUND              HLS FUND              HLS FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT (A)
--------------------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income                          $49,408               $432,230                $192
 Net realized gain (loss) on security
  transactions                                 (750,461)              (150,657)                 39
 Net realized gain on distributions             138,679                816,057                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (1,872,666)           (10,844,463)             (3,696)
                                             ----------            -----------             -------
 Net increase (decrease) in net assets
  resulting from operations                  (2,435,040)            (9,746,833)             (3,465)
                                             ----------            -----------             -------
UNIT TRANSACTIONS:
 Purchases                                      459,349              1,356,492               2,297
 Net transfers                               (1,063,156)               423,905              42,843
 Surrenders for benefit payments and
  fees                                         (119,832)              (780,472)                (14)
 Net loan activity                              (59,035)              (127,449)                 --
 Cost of insurance                             (308,259)            (1,080,786)             (1,931)
                                             ----------            -----------             -------
 Net increase (decrease) in net assets
  resulting from unit transactions           (1,090,933)              (208,310)             43,195
                                             ----------            -----------             -------
 Net increase (decrease) in net assets       (3,525,973)            (9,955,143)             39,730
NET ASSETS:
 Beginning of year                            6,118,056             23,537,059                  --
                                             ----------            -----------             -------
 End of year                                 $2,592,083            $13,581,916             $39,730
                                             ==========            ===========             =======


                                              HARTFORD               HARTFORD
                                               MIDCAP              MIDCAP VALUE
                                              HLS FUND               HLS FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -------------------------------------------
OPERATIONS:
 Net investment income                          $201,563               $47,316
 Net realized gain (loss) on security
  transactions                                  (656,464)              (53,083)
 Net realized gain on distributions            1,880,443             1,336,601
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (16,951,744)           (4,232,502)
                                             -----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                  (15,526,202)           (2,901,668)
                                             -----------            ----------
UNIT TRANSACTIONS:
 Purchases                                     2,363,747               497,530
 Net transfers                                (2,617,146)              266,383
 Surrenders for benefit payments and
  fees                                        (1,468,888)             (306,187)
 Net loan activity                               (38,409)              (57,559)
 Cost of insurance                            (2,490,014)             (372,501)
                                             -----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (4,250,710)               27,666
                                             -----------            ----------
 Net increase (decrease) in net assets       (19,776,912)           (2,874,002)
NET ASSETS:
 Beginning of year                            46,876,751             7,476,509
                                             -----------            ----------
 End of year                                 $27,099,839            $4,602,507
                                             ===========            ==========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                              HARTFORD               HARTFORD               HARTFORD
                                            MONEY MARKET           SMALL COMPANY        SMALLCAP GROWTH
                                              HLS FUND               HLS FUND               HLS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT (A)
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                        $1,134,702                $20,051                 $11
 Net realized gain (loss) on security
  transactions                                        --                (77,112)                 11
 Net realized gain on distributions                   --                 63,349                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                            --             (9,088,323)               (102)
                                             -----------            -----------              ------
 Net increase (decrease) in net assets
  resulting from operations                    1,134,702             (9,082,035)                (80)
                                             -----------            -----------              ------
UNIT TRANSACTIONS:
 Purchases                                    80,923,230              1,221,804                 229
 Net transfers                               (45,323,337)               626,438               6,428
 Surrenders for benefit payments and
  fees                                       (11,262,321)              (728,443)                 --
 Net loan activity                            (1,104,553)               (37,926)                 --
 Cost of insurance                            (5,979,823)            (1,133,010)               (737)
                                             -----------            -----------              ------
 Net increase (decrease) in net assets
  resulting from unit transactions            17,253,196                (51,137)              5,920
                                             -----------            -----------              ------
 Net increase (decrease) in net assets        18,387,898             (9,133,172)              5,840
NET ASSETS:
 Beginning of year                            50,436,409             22,812,358                  --
                                             -----------            -----------              ------
 End of year                                 $68,824,307            $13,679,186              $5,840
                                             ===========            ===========              ======

                                                                     HARTFORD
                                              HARTFORD            U.S. GOVERNMENT           HARTFORD
                                                STOCK               SECURITIES               VALUE
                                              HLS FUND               HLS FUND               HLS FUND
                                             SUB-ACCOUNT        SUB-ACCOUNT (A)(C)      SUB-ACCOUNT (A)
--------------------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $949,306              $578,230                  $18
 Net realized gain (loss) on security
  transactions                                  (401,151)             (984,850)                   1
 Net realized gain on distributions              283,692                    --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (24,924,464)              180,722                   84
                                             -----------             ---------               ------
 Net increase (decrease) in net assets
  resulting from operations                  (24,092,617)             (225,898)                 103
                                             -----------             ---------               ------
UNIT TRANSACTIONS:
 Purchases                                     4,360,135               578,261                  455
 Net transfers                                (1,017,212)            1,137,181                1,752
 Surrenders for benefit payments and
  fees                                        (1,619,264)              (92,663)                  --
 Net loan activity                               (40,183)                  277                   --
 Cost of insurance                            (3,247,081)             (429,545)                (351)
                                             -----------             ---------               ------
 Net increase (decrease) in net assets
  resulting from unit transactions            (1,563,605)            1,193,511                1,856
                                             -----------             ---------               ------
 Net increase (decrease) in net assets       (25,656,222)              967,613                1,959
NET ASSETS:
 Beginning of year                            56,735,972             6,475,859                   --
                                             -----------             ---------               ------
 End of year                                 $31,079,750             $7,443,472              $1,959
                                             ===========             =========               ======

                                              HARTFORD              HARTFORD
                                               VALUE                 EQUITY
                                           OPPORTUNITIES             INCOME
                                              HLS FUND              HLS FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT (A)
--------------------------------------  ------------------------------------------
OPERATIONS:
 Net investment income                          $84,795                $270
 Net realized gain (loss) on security
  transactions                               (1,049,771)                 (2)
 Net realized gain on distributions              39,966                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (1,885,396)                (80)
                                             ----------              ------
 Net increase (decrease) in net assets
  resulting from operations                  (2,810,406)                188
                                             ----------              ------
UNIT TRANSACTIONS:
 Purchases                                      692,132                 733
 Net transfers                               (1,206,915)              7,578
 Surrenders for benefit payments and
  fees                                         (414,504)                 --
 Net loan activity                              (14,063)                 --
 Cost of insurance                             (346,726)               (690)
                                             ----------              ------
 Net increase (decrease) in net assets
  resulting from unit transactions           (1,290,076)              7,621
                                             ----------              ------
 Net increase (decrease) in net assets       (4,100,482)              7,809
NET ASSETS:
 Beginning of year                            6,997,870                  --
                                             ----------              ------
 End of year                                 $2,897,388              $7,809
                                             ==========              ======

(a)  From inception May 1, 2008 to December 31, 2008.

(c) Effective September 26, 2008, Hartford Mortgage Securities HLS Fund merged with Hartford U.S. Government Securities HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                                       LORD ABBETT
                                            LORD ABBETT          LORD ABBETT           GROWTH AND
                                          AMERICA'S VALUE       BOND-DEBENTURE           INCOME
                                             PORTFOLIO            PORTFOLIO             PORTFOLIO
                                            SUB-ACCOUNT        SUB-ACCOUNT (A)         SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $50,442              $108,812              $22,873
 Net realized gain (loss) on security
  transactions                                 (12,308)                 (559)             (10,631)
 Net realized gain on distributions             30,275                 4,133                5,355
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (431,668)             (126,809)            (579,025)
                                            ----------           -----------           ----------
 Net increase (decrease) in net assets
  resulting from operations                   (363,259)              (14,423)            (561,428)
                                            ----------           -----------           ----------
UNIT TRANSACTIONS:
 Purchases                                     230,562                26,795              313,491
 Net transfers                                  37,178             1,497,697              156,844
 Surrenders for benefit payments and
  fees                                         (12,434)               (3,840)             (36,414)
 Net loan activity                              (7,933)               (3,679)              (1,036)
 Cost of insurance                            (138,061)              (30,263)            (149,133)
                                            ----------           -----------           ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             109,312             1,486,710              283,752
                                            ----------           -----------           ----------
 Net increase (decrease) in net assets        (253,947)            1,472,287             (277,676)
NET ASSETS:
 Beginning of year                           1,331,743                    --            1,390,893
                                            ----------           -----------           ----------
 End of year                                $1,077,796            $1,472,287           $1,113,217
                                            ==========           ===========           ==========


                                            MFS GROWTH         MFS INVESTORS           MFS NEW
                                              SERIES            TRUST SERIES      DISCOVERY SERIES
                                          SUB-ACCOUNT (A)       SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------
OPERATIONS:
 Net investment income                           $ --                 $350                 $ --
 Net realized gain (loss) on security
  transactions                                   (299)                (662)             (33,384)
 Net realized gain on distributions                --                2,887              117,534
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (1,281)             (24,159)            (363,699)
                                              -------             --------            ---------
 Net increase (decrease) in net assets
  resulting from operations                    (1,580)             (21,584)            (279,549)
                                              -------             --------            ---------
UNIT TRANSACTIONS:
 Purchases                                        143                8,164               75,492
 Net transfers                                  5,227               63,157               44,120
 Surrenders for benefit payments and
  fees                                             --                   31              (20,905)
 Net loan activity                                 --                   --                  105
 Cost of insurance                             (1,082)              (7,205)             (46,690)
                                              -------             --------            ---------
 Net increase (decrease) in net assets
  resulting from unit transactions              4,288               64,147               52,122
                                              -------             --------            ---------
 Net increase (decrease) in net assets          2,708               42,563             (227,427)
NET ASSETS:
 Beginning of year                                 --               46,389              632,425
                                              -------             --------            ---------
 End of year                                   $2,708              $88,952             $404,998
                                              =======             ========            =========


                                             MFS TOTAL             MFS VALUE
                                           RETURN SERIES            SERIES
                                            SUB-ACCOUNT         SUB-ACCOUNT (A)
--------------------------------------  -----------------------------------------
OPERATIONS:
 Net investment income                         $301,182                 $ --
 Net realized gain (loss) on security
  transactions                                 (367,667)                 (43)
 Net realized gain on distributions             596,547                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (3,001,413)             (32,105)
                                             ----------           ----------
 Net increase (decrease) in net assets
  resulting from operations                  (2,471,351)             (32,148)
                                             ----------           ----------
UNIT TRANSACTIONS:
 Purchases                                    1,426,618               71,380
 Net transfers                               (1,361,350)           1,474,215
 Surrenders for benefit payments and
  fees                                         (149,752)              (4,630)
 Net loan activity                                7,161               (5,958)
 Cost of insurance                             (842,433)             (44,863)
                                             ----------           ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (919,756)           1,490,144
                                             ----------           ----------
 Net increase (decrease) in net assets       (3,391,107)           1,457,996
NET ASSETS:
 Beginning of year                           10,868,246                   --
                                             ----------           ----------
 End of year                                 $7,477,139           $1,457,996
                                             ==========           ==========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                VAN KAMPEN --        VAN KAMPEN --
                                                                UIF CORE PLUS         UIF EMERGING
                                           MFS RESEARCH         FIXED INCOME         MARKETS EQUITY
                                            BOND SERIES           PORTFOLIO            PORTFOLIO
                                          SUB-ACCOUNT (A)        SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                           $ --               $10,721                 $ --
 Net realized gain (loss) on security
  transactions                                      1                   (96)                 (37)
 Net realized gain on distributions                --                    --                2,563
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        122               (35,533)              (9,044)
                                              -------             ---------             --------
 Net increase (decrease) in net assets
  resulting from operations                       123               (24,908)              (6,518)
                                              -------             ---------             --------
UNIT TRANSACTIONS:
 Purchases                                      1,779                10,518                  446
 Net transfers                                  3,386                    --                   --
 Surrenders for benefit payments and
  fees                                             --                    --                   --
 Net loan activity                                 --                    --                   --
 Cost of insurance                               (293)              (10,370)                (336)
 Net increase (decrease) in net assets
  resulting from unit transactions              4,872                   148                  110
                                              -------             ---------             --------
 Net increase (decrease) in net assets          4,995               (24,760)              (6,408)
                                              -------             ---------             --------
NET ASSETS:
 Beginning of year                                 --               247,829               11,819
                                              -------             ---------             --------
 End of year                                   $4,995              $223,069               $5,411
                                              =======             =========             ========

                                                                  VAN KAMPEN --          VAN KAMPEN --
                                           VAN KAMPEN --           UIF MID CAP             UIF U.S.
                                           UIF HIGH YIELD            GROWTH              MID CAP VALUE
                                             PORTFOLIO              PORTFOLIO              PORTFOLIO
                                            SUB-ACCOUNT          SUB-ACCOUNT (A)          SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income                            $689                    $13                 $16,292
 Net realized gain (loss) on security
  transactions                                     (10)                   (29)                (14,384)
 Net realized gain on distributions                 --                    510                 677,286
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (2,634)               (18,399)             (1,760,593)
                                              --------              ---------             -----------
 Net increase (decrease) in net assets
  resulting from operations                     (1,955)               (17,905)             (1,081,399)
                                              --------              ---------             -----------
UNIT TRANSACTIONS:
 Purchases                                       1,034                 21,507                 198,771
 Net transfers                                      --                203,579                 572,953
 Surrenders for benefit payments and
  fees                                              --                    166                 (44,659)
 Net loan activity                                  --                 (1,513)                     --
 Cost of insurance                                (388)                (8,710)               (142,391)
 Net increase (decrease) in net assets
  resulting from unit transactions                 646                215,029                 584,674
                                              --------              ---------             -----------
 Net increase (decrease) in net assets          (1,309)               197,124                (496,725)
                                              --------              ---------             -----------
NET ASSETS:
 Beginning of year                               8,297                     --               2,383,619
                                              --------              ---------             -----------
 End of year                                    $6,988               $197,124              $1,886,894
                                              ========              =========             ===========


                                          MORGAN STANLEY --     MORGAN STANLEY --
                                            FOCUS GROWTH             BALANCED
                                              PORTFOLIO             PORTFOLIO
                                             SUB-ACCOUNT         SUB-ACCOUNT (D)
--------------------------------------  -------------------------------------------
OPERATIONS:
 Net investment income                              $31                   $69
 Net realized gain (loss) on security
  transactions                                     (260)                   --
 Net realized gain on distributions                  --                 1,248
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (30,381)               (3,860)
                                              ---------              --------
 Net increase (decrease) in net assets
  resulting from operations                     (30,610)               (2,543)
                                              ---------              --------
UNIT TRANSACTIONS:
 Purchases                                        2,416                 2,713
 Net transfers                                       --                    --
 Surrenders for benefit payments and
  fees                                               --                    --
 Net loan activity                                   --                    --
 Cost of insurance                               (2,371)                 (743)
 Net increase (decrease) in net assets
  resulting from unit transactions                   45                 1,970
                                              ---------              --------
 Net increase (decrease) in net assets          (30,565)                 (573)
                                              ---------              --------
NET ASSETS:
 Beginning of year                               58,992                10,201
                                              ---------              --------
 End of year                                    $28,427                $9,628
                                              =========              ========

(a)  From inception May 1, 2008 to December 31, 2008.

(d) Formerly Balanced Growth. Change effective March 8, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                             MORGAN STANLEY --
                                        MORGAN STANLEY --        DIVIDEND         MORGAN STANLEY --
                                         FLEXIBLE INCOME          GROWTH            MONEY MARKET
                                            PORTFOLIO            PORTFOLIO            PORTFOLIO
                                           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $397                  $78               $3,328
 Net realized gain (loss) on security
  transactions                                   (73)                 (12)                  --
 Net realized gain on distributions               --                   --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (5,291)             (10,305)                  --
                                             -------             --------             --------
 Net increase (decrease) in net assets
  resulting from operations                   (4,967)             (10,239)               3,328
                                             -------             --------             --------
UNIT TRANSACTIONS:
 Purchases                                     4,688                5,129                9,965
 Net transfers                                    --                   --                   --
 Surrenders for benefit payments and
  fees                                            --                   --              (40,966)
 Net loan activity                                --                   --                   --
 Cost of insurance                            (1,343)              (1,759)              (8,445)
                                             -------             --------             --------
 Net increase (decrease) in net assets
  resulting from unit transactions             3,345                3,370              (39,446)
                                             -------             --------             --------
 Net increase (decrease) in net assets        (1,622)              (6,869)             (36,118)
NET ASSETS:
 Beginning of year                            20,283               25,512              168,794
                                             -------             --------             --------
 End of year                                 $18,661              $18,643             $132,676
                                             =======             ========             ========

                                         MORGAN STANLEY --       OPPENHEIMER
                                         EQUALLY-WEIGHTED          CAPITAL            OPPENHEIMER
                                              S&P 500           APPRECIATION       GLOBAL SECURITIES
                                             PORTFOLIO             FUND/VA              FUND/VA
                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------
OPERATIONS:
 Net investment income                           $384                   $ --              $17,479
 Net realized gain (loss) on security
  transactions                                   (214)                   177               (6,435)
 Net realized gain on distributions             5,102                     --               93,726
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (15,816)            (1,496,365)            (811,257)
                                             --------            -----------          -----------
 Net increase (decrease) in net assets
  resulting from operations                   (10,544)            (1,496,188)            (706,487)
                                             --------            -----------          -----------
UNIT TRANSACTIONS:
 Purchases                                      4,185                315,812              335,282
 Net transfers                                     --                226,628              119,082
 Surrenders for benefit payments and
  fees                                             --                (61,677)             (13,566)
 Net loan activity                                 --                     --              (12,530)
 Cost of insurance                             (1,926)              (206,064)            (135,290)
                                             --------            -----------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions              2,259                274,699              292,978
                                             --------            -----------          -----------
 Net increase (decrease) in net assets         (8,285)            (1,221,489)            (413,509)
NET ASSETS:
 Beginning of year                             23,959              3,157,285            1,575,343
                                             --------            -----------          -----------
 End of year                                  $15,674             $1,935,796           $1,161,834
                                             ========            ===========          ===========

                                                             OPPENHEIMER
                                           OPPENHEIMER       MAIN STREET
                                           MAIN STREET        SMALL CAP
                                             FUND/VA           FUND/VA
                                           SUB-ACCOUNT     SUB-ACCOUNT (A)
--------------------------------------  -----------------------------------
OPERATIONS:
 Net investment income                         $3,173              $ --
 Net realized gain (loss) on security
  transactions                                   (371)              (12)
 Net realized gain on distributions            16,676                --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (161,334)          (29,852)
                                            ---------          --------
 Net increase (decrease) in net assets
  resulting from operations                  (141,856)          (29,864)
                                            ---------          --------
UNIT TRANSACTIONS:
 Purchases                                    105,446            28,432
 Net transfers                                119,173           460,502
 Surrenders for benefit payments and
  fees                                              2            (1,179)
 Net loan activity                             (2,061)           (2,228)
 Cost of insurance                            (34,943)          (15,448)
                                            ---------          --------
 Net increase (decrease) in net assets
  resulting from unit transactions            187,617           470,079
                                            ---------          --------
 Net increase (decrease) in net assets         45,761           440,215
NET ASSETS:
 Beginning of year                            236,631                --
                                            ---------          --------
 End of year                                 $282,392          $440,215
                                            =========          ========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                            OPPENHEIMER           PUTNAM VT             PUTNAM VT
                                               VALUE             DIVERSIFIED          GLOBAL ASSET
                                              FUND/VA            INCOME FUND         ALLOCATION FUND
                                          SUB-ACCOUNT (A)        SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                            $ --               $144,383              $28,800
 Net realized gain (loss) on security
  transactions                                      (8)               (11,181)             (12,949)
 Net realized gain on distributions                 --                     --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (3,289)            (1,032,810)            (270,297)
                                             ---------           ------------          -----------
 Net increase (decrease) in net assets
  resulting from operations                     (3,297)              (899,608)            (254,446)
                                             ---------           ------------          -----------
UNIT TRANSACTIONS:
 Purchases                                           1                 48,576                9,481
 Net transfers                                  16,582                973,524               (7,372)
 Surrenders for benefit payments and
  fees                                              --                 (7,060)             (41,456)
 Net loan activity                                  --                 (5,221)                  --
 Cost of insurance                                (295)              (114,223)             (32,971)
                                             ---------           ------------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions              16,288                895,596              (72,318)
                                             ---------           ------------          -----------
 Net increase (decrease) in net assets          12,991                 (4,012)            (326,764)
NET ASSETS:
 Beginning of year                                  --              2,608,206              823,044
                                             ---------           ------------          -----------
 End of year                                   $12,991             $2,604,194             $496,280
                                             =========           ============          ===========

                                             PUTNAM VT             PUTNAM VT             PUTNAM VT
                                               GLOBAL              GROWTH AND             HEALTH
                                            EQUITY FUND           INCOME FUND          SCIENCES FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income                          $130,237              $355,776                 $ --
 Net realized gain (loss) on security
  transactions                                  (309,416)             (198,196)              16,665
 Net realized gain on distributions                   --             2,576,657                7,897
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (2,396,993)           (9,266,565)            (168,897)
                                            ------------          ------------          -----------
 Net increase (decrease) in net assets
  resulting from operations                   (2,576,172)           (6,532,328)            (144,335)
                                            ------------          ------------          -----------
UNIT TRANSACTIONS:
 Purchases                                       347,305             1,154,490                   --
 Net transfers                                  (476,480)           (1,064,382)             (14,528)
 Surrenders for benefit payments and
  fees                                           (92,711)             (370,850)            (127,143)
 Net loan activity                                    --               (57,245)                  --
 Cost of insurance                              (319,589)             (970,555)             (63,127)
                                            ------------          ------------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions              (541,475)           (1,308,542)            (204,798)
                                            ------------          ------------          -----------
 Net increase (decrease) in net assets        (3,117,647)           (7,840,870)            (349,133)
NET ASSETS:
 Beginning of year                             6,031,884            17,732,361              964,284
                                            ------------          ------------          -----------
 End of year                                  $2,914,237            $9,891,491             $615,151
                                            ============          ============          ===========

                                             PUTNAM VT
                                                HIGH               PUTNAM VT
                                             YIELD FUND           INCOME FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
OPERATIONS:
 Net investment income                        $1,054,746              $527,170
 Net realized gain (loss) on security
  transactions                                  (156,367)             (157,024)
 Net realized gain on distributions                   --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (3,787,868)           (2,171,023)
                                            ------------          ------------
 Net increase (decrease) in net assets
  resulting from operations                   (2,889,489)           (1,800,877)
                                            ------------          ------------
UNIT TRANSACTIONS:
 Purchases                                       786,632               883,573
 Net transfers                                  (829,381)           (1,047,600)
 Surrenders for benefit payments and
  fees                                          (328,824)             (223,472)
 Net loan activity                                 1,419               (12,113)
 Cost of insurance                              (662,980)             (507,206)
                                            ------------          ------------
 Net increase (decrease) in net assets
  resulting from unit transactions            (1,033,134)             (906,818)
                                            ------------          ------------
 Net increase (decrease) in net assets        (3,922,623)           (2,707,695)
NET ASSETS:
 Beginning of year                            11,887,631             8,081,674
                                            ------------          ------------
 End of year                                  $7,965,008            $5,373,979
                                            ============          ============

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                             PUTNAM VT
                                           INTERNATIONAL            PUTNAM VT               PUTNAM VT
                                             GROWTH AND           INTERNATIONAL         INTERNATIONAL NEW
                                            INCOME FUND            EQUITY FUND         OPPORTUNITIES FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $70,515               $400,662                $11,457
 Net realized gain (loss) on security
  transactions                                  (69,166)               (22,475)               (52,819)
 Net realized gain on distributions             656,674              2,669,296                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (2,484,849)           (11,439,196)              (272,032)
                                             ----------            -----------              ---------
 Net increase (decrease) in net assets
  resulting from operations                  (1,826,826)            (8,391,713)              (313,394)
                                             ----------            -----------              ---------
UNIT TRANSACTIONS:
 Purchases                                        1,019                964,215                     --
 Net transfers                                    4,160             (1,165,321)               (40,270)
 Surrenders for benefit payments and
  fees                                         (112,271)              (522,732)                (4,925)
 Net loan activity                               (3,723)               (12,898)                (3,220)
 Cost of insurance                             (120,616)            (1,042,747)               (36,408)
                                             ----------            -----------              ---------
 Net increase (decrease) in net assets
  resulting from unit transactions             (231,431)            (1,779,483)               (84,823)
                                             ----------            -----------              ---------
 Net increase (decrease) in net assets       (2,058,257)           (10,171,196)              (398,217)
NET ASSETS:
 Beginning of year                            4,112,644             20,827,884                785,368
                                             ----------            -----------              ---------
 End of year                                 $2,054,387            $10,656,688               $387,151
                                             ==========            ===========              =========


                                                                 PUTNAM VT            PUTNAM VT
                                             PUTNAM VT             MONEY                 NEW
                                          INVESTORS FUND        MARKET FUND       OPPORTUNITIES FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income                          $3,202             $2,328                $21,180
 Net realized gain (loss) on security
  transactions                                 (38,833)                --                 89,963
 Net realized gain on distributions                 --                 --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (249,411)                --             (3,309,841)
                                             ---------            -------             ----------
 Net increase (decrease) in net assets
  resulting from operations                   (285,042)             2,328             (3,198,698)
                                             ---------            -------             ----------
UNIT TRANSACTIONS:
 Purchases                                          --                 --                737,788
 Net transfers                                 (18,477)                --               (747,691)
 Surrenders for benefit payments and
  fees                                         (49,230)                 3               (311,842)
 Net loan activity                                  --                 --                 13,332
 Cost of insurance                             (60,918)            (9,167)              (491,756)
                                             ---------            -------             ----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (128,625)            (9,164)              (800,169)
                                             ---------            -------             ----------
 Net increase (decrease) in net assets        (413,667)            (6,836)            (3,998,867)
NET ASSETS:
 Beginning of year                             808,385             86,425              9,037,177
                                             ---------            -------             ----------
 End of year                                  $394,718            $79,589             $5,038,310
                                             =========            =======             ==========


                                             PUTNAM VT              PUTNAM VT
                                                NEW              OTC & EMERGING
                                             VALUE FUND            GROWTH FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  -------------------------------------------
OPERATIONS:
 Net investment income                          $38,198                  $ --
 Net realized gain (loss) on security
  transactions                                  (24,852)             (136,919)
 Net realized gain on distributions             385,467                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (1,343,573)             (150,072)
                                             ----------             ---------
 Net increase (decrease) in net assets
  resulting from operations                    (944,760)             (286,991)
                                             ----------             ---------
UNIT TRANSACTIONS:
 Purchases                                           --                    --
 Net transfers                                  (53,029)              (27,804)
 Surrenders for benefit payments and
  fees                                          (59,235)              (29,843)
 Net loan activity                                   --                    --
 Cost of insurance                              (92,748)              (35,490)
                                             ----------             ---------
 Net increase (decrease) in net assets
  resulting from unit transactions             (205,012)              (93,137)
                                             ----------             ---------
 Net increase (decrease) in net assets       (1,149,772)             (380,128)
NET ASSETS:
 Beginning of year                            2,233,881               699,023
                                             ----------             ---------
 End of year                                 $1,084,109              $318,895
                                             ==========             =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                             PUTNAM VT              PUTNAM VT                PUTNAM VT
                                             SMALL CAP          THE GEORGE PUTNAM      UTILITIES GROWTH AND
                                            VALUE FUND           FUND OF BOSTON             INCOME FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $14,873                $22,090                  $20,420
 Net realized gain (loss) on security
  transactions                                  (8,208)                (8,790)                  13,513
 Net realized gain on distributions            260,446                 40,088                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (755,896)              (233,579)                (305,196)
                                             ---------              ---------                ---------
 Net increase (decrease) in net assets
  resulting from operations                   (488,785)              (180,191)                (271,263)
                                             ---------              ---------                ---------
UNIT TRANSACTIONS:
 Purchases                                     218,220                     --                       --
 Net transfers                                 131,942                (93,718)                 (29,439)
 Surrenders for benefit payments and
  fees                                         (22,496)                (8,549)                 (70,992)
 Net loan activity                              (7,854)                    --                       --
 Cost of insurance                             (91,771)               (29,458)                 (47,147)
                                             ---------              ---------                ---------
 Net increase (decrease) in net assets
  resulting from unit transactions             228,041               (131,725)                (147,578)
                                             ---------              ---------                ---------
 Net increase (decrease) in net assets        (260,744)              (311,916)                (418,841)
NET ASSETS:
 Beginning of year                           1,062,173                558,392                1,009,246
                                             ---------              ---------                ---------
 End of year                                  $801,429               $246,476                 $590,405
                                             =========              =========                =========


                                                                                         PUTNAM VT
                                             PUTNAM VT            PUTNAM VT               CAPITAL
                                            VISTA FUND           VOYAGER FUND       OPPORTUNITIES FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income                            $ --               $36,843                $5,592
 Net realized gain (loss) on security
  transactions                                 (93,782)             (566,173)              (18,429)
 Net realized gain on distributions                 --                    --                68,178
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (315,925)           (5,135,804)             (541,239)
                                             ---------            ----------             ---------
 Net increase (decrease) in net assets
  resulting from operations                   (409,707)           (5,665,134)             (485,898)
                                             ---------            ----------             ---------
UNIT TRANSACTIONS:
 Purchases                                          --             1,303,432               159,752
 Net transfers                                 (30,115)             (903,490)               55,374
 Surrenders for benefit payments and
  fees                                          (1,420)             (307,448)               (7,690)
 Net loan activity                              (3,884)               (7,047)               (4,945)
 Cost of insurance                             (67,897)           (1,000,955)             (152,442)
                                             ---------            ----------             ---------
 Net increase (decrease) in net assets
  resulting from unit transactions            (103,316)             (915,508)               50,049
                                             ---------            ----------             ---------
 Net increase (decrease) in net assets        (513,023)           (6,580,642)             (435,849)
NET ASSETS:
 Beginning of year                             977,551            16,000,736             1,319,183
                                             ---------            ----------             ---------
 End of year                                  $464,528            $9,420,094              $883,334
                                             =========            ==========             =========

                                                               VAN KAMPEN LIT
                                             PUTNAM VT           GROWTH AND          VAN KAMPEN LIT
                                              EQUITY               INCOME               COMSTOCK
                                            INCOME FUND           PORTFOLIO            PORTFOLIO
                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income                         $23,075               $4,734              $109,456
 Net realized gain (loss) on security
  transactions                                 (22,490)                (777)              (11,858)
 Net realized gain on distributions             55,305                9,199               268,824
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (494,658)            (121,548)           (2,460,657)
                                             ---------            ---------            ----------
 Net increase (decrease) in net assets
  resulting from operations                   (438,768)            (108,392)           (2,094,235)
                                             ---------            ---------            ----------
UNIT TRANSACTIONS:
 Purchases                                     118,432               40,891               866,940
 Net transfers                                  81,783              187,443                 5,105
 Surrenders for benefit payments and
  fees                                          (7,661)                   4               (70,437)
 Net loan activity                             (45,692)                  --               (24,389)
 Cost of insurance                            (134,637)             (21,173)             (404,526)
                                             ---------            ---------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions              12,225              207,165               372,693
                                             ---------            ---------            ----------
 Net increase (decrease) in net assets        (426,543)              98,773            (1,721,542)
NET ASSETS:
 Beginning of year                           1,337,753              302,317             5,639,069
                                             ---------            ---------            ----------
 End of year                                  $911,210             $401,090            $3,917,527
                                             =========            =========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                          ALLIANCEBERNSTEIN VP     ALLIANCEBERNSTEIN      ALLIANCEBERNSTEIN VPS
                                             INTERNATIONAL           SMALL/MID-CAP            INTERNATIONAL
                                            VALUE PORTFOLIO         VALUE PORTFOLIO          GROWTH PORTFOLIO
                                              SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT (A)
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                            $23,078                 $22,015                   $4,738
 Net realized gain (loss) on security
  transactions                                    (17,944)                165,924                   (4,084)
 Net realized gain on distributions                86,500                 205,902                  168,674
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       (198,091)               (159,516)                (147,608)
                                               ----------              ----------                ---------
 Net increase (decrease) in net assets
  resulting from operations                      (106,457)                234,325                   21,720
                                               ----------              ----------                ---------
UNIT TRANSACTIONS:
 Purchases                                        429,625                 336,324                   91,720
 Net transfers                                  3,780,683              (1,174,001)                 860,744
 Surrenders for benefit payments and
  fees                                            (18,264)                (60,486)                     113
 Net loan activity                                   (214)                     --                     (761)
 Cost of insurance                               (234,124)               (172,994)                 (16,906)
                                               ----------              ----------                ---------
 Net increase (decrease) in net assets
  resulting from unit transactions              3,957,706              (1,071,157)                 934,910
                                               ----------              ----------                ---------
 Net increase (decrease) in net assets          3,851,249                (836,832)                 956,630
NET ASSETS:
 Beginning of year                              1,319,992               2,486,688                       --
                                               ----------              ----------                ---------
 End of year                                   $5,171,241              $1,649,856                 $956,630
                                               ==========              ==========                =========

                                               AIM V.I.              AIM V.I.             AIM V.I.
                                               CAPITAL                 CORE             MID CAP CORE
                                          APPRECIATION FUND        EQUITY FUND          EQUITY FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income                              $ --               $2,318                $8,387
 Net realized gain (loss) on security
  transactions                                       759                  585                 6,560
 Net realized gain on distributions                   --                   --                54,706
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       271,791               12,818               253,974
                                              ----------             --------            ----------
 Net increase (decrease) in net assets
  resulting from operations                      272,550               15,721               323,627
                                              ----------             --------            ----------
UNIT TRANSACTIONS:
 Purchases                                       266,495               34,052               478,107
 Net transfers                                   110,176               (2,676)               (3,093)
 Surrenders for benefit payments and
  fees                                           (80,284)                (998)             (173,073)
 Net loan activity                                    --               (8,304)                   --
 Cost of insurance                              (143,416)             (18,271)             (249,143)
                                              ----------             --------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions               152,971                3,803                52,798
                                              ----------             --------            ----------
 Net increase (decrease) in net assets           425,521               19,524               376,425
NET ASSETS:
 Beginning of year                             2,261,344              187,285             3,341,054
                                              ----------             --------            ----------
 End of year                                  $2,686,865             $206,809            $3,717,479
                                              ==========             ========            ==========

                                             AIM V.I.               AIM V.I.
                                             SMALL CAP              CAPITAL
                                            EQUITY FUND         DEVELOPMENT FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -------------------------------------------
OPERATIONS:
 Net investment income                            $188                   $ --
 Net realized gain (loss) on security
  transactions                                    (396)                 3,804
 Net realized gain on distributions             12,592                157,205
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (4,266)              (242,964)
                                             ---------             ----------
 Net increase (decrease) in net assets
  resulting from operations                      8,118                (81,955)
                                             ---------             ----------
UNIT TRANSACTIONS:
 Purchases                                      85,269                 90,866
 Net transfers                                 205,487              1,814,737
 Surrenders for benefit payments and
  fees                                              20                (15,366)
 Net loan activity                              (2,221)                    --
 Cost of insurance                             (35,228)               (62,449)
                                             ---------             ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             253,327              1,827,788
                                             ---------             ----------
 Net increase (decrease) in net assets         261,445              1,745,833
NET ASSETS:
 Beginning of year                             186,032                232,913
                                             ---------             ----------
 End of year                                  $447,477             $1,978,746
                                             =========             ==========

(a)  From inception, May 1, 2007 to December 31, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                               AMERICAN FUNDS
                                          AMERICAN FUNDS          BLUE CHIP
                                               ASSET             INCOME AND         AMERICAN FUNDS
                                          ALLOCATION FUND        GROWTH FUND           BOND FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $649,819             $362,880           $1,164,930
 Net realized gain (loss) on security
  transactions                                    3,397                  204               15,662
 Net realized gain on distributions             910,731              431,797                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (17,902)            (570,151)            (718,541)
                                            -----------          -----------          -----------
 Net increase (decrease) in net assets
  resulting from operations                   1,546,045              224,730              462,051
                                            -----------          -----------          -----------
UNIT TRANSACTIONS:
 Purchases                                    3,804,665            1,611,187            2,063,509
 Net transfers                                4,253,491            1,467,862            5,907,470
 Surrenders for benefit payments and
  fees                                         (289,645)            (278,583)            (236,716)
 Net loan activity                              (18,246)              (6,223)             (18,728)
 Cost of insurance                           (1,978,747)            (932,460)          (1,012,845)
                                            -----------          -----------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            5,771,518            1,861,783            6,702,690
                                            -----------          -----------          -----------
 Net increase (decrease) in net assets        7,317,563            2,086,513            7,164,741
NET ASSETS:
 Beginning of year                           23,258,760           12,304,164           11,526,309
                                            -----------          -----------          -----------
 End of year                                $30,576,323          $14,390,677          $18,691,050
                                            ===========          ===========          ===========


                                          AMERICAN FUNDS
                                              GLOBAL           AMERICAN FUNDS        AMERICAN FUNDS
                                            GROWTH FUND          GROWTH FUND       GROWTH-INCOME FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income                         $595,440             $608,235            $1,127,135
 Net realized gain (loss) on security
  transactions                                     (975)              (3,663)               16,098
 Net realized gain on distributions             870,864            5,039,188             2,305,029
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    1,461,573            2,713,415              (215,322)
                                            -----------          -----------           -----------
 Net increase (decrease) in net assets
  resulting from operations                   2,926,902            8,357,175             3,232,940
                                            -----------          -----------           -----------
UNIT TRANSACTIONS:
 Purchases                                    2,279,602            8,077,428             7,842,861
 Net transfers                                1,299,390            3,864,799             3,610,292
 Surrenders for benefit payments and
  fees                                         (354,414)          (1,239,073)           (1,288,036)
 Net loan activity                               (3,320)             (77,886)             (188,712)
 Cost of insurance                           (1,267,635)          (4,253,654)           (4,293,135)
                                            -----------          -----------           -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            1,953,623            6,371,614             5,683,270
                                            -----------          -----------           -----------
 Net increase (decrease) in net assets        4,880,525           14,728,789             8,916,210
NET ASSETS:
 Beginning of year                           18,792,692           66,377,971            64,997,348
                                            -----------          -----------           -----------
 End of year                                $23,673,217          $81,106,760           $73,913,558
                                            ===========          ===========           ===========


                                          AMERICAN FUNDS       AMERICAN FUNDS
                                        INTERNATIONAL FUND     NEW WORLD FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------
OPERATIONS:
 Net investment income                         $532,504             $370,717
 Net realized gain (loss) on security
  transactions                                   51,464              (21,840)
 Net realized gain on distributions           1,594,341              689,838
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    3,914,011            2,029,551
                                            -----------          -----------
 Net increase (decrease) in net assets
  resulting from operations                   6,092,320            3,068,266
                                            -----------          -----------
UNIT TRANSACTIONS:
 Purchases                                    3,717,269            1,008,206
 Net transfers                                4,281,597            1,628,808
 Surrenders for benefit payments and
  fees                                         (700,152)            (185,535)
 Net loan activity                              (35,139)             (12,348)
 Cost of insurance                           (1,873,582)            (619,520)
                                            -----------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            5,389,993            1,819,611
                                            -----------          -----------
 Net increase (decrease) in net assets       11,482,313            4,887,877
NET ASSETS:
 Beginning of year                           28,145,954            9,186,092
                                            -----------          -----------
 End of year                                $39,628,267          $14,073,969
                                            ===========          ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                            AMERICAN FUNDS         FIDELITY VIP          FIDELITY VIP
                                             GLOBAL SMALL          ASSET MANAGER        EQUITY-INCOME
                                         CAPITALIZATION FUND         PORTFOLIO            PORTFOLIO
                                             SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                           $512,249              $144,507              $423,447
 Net realized gain (loss) on security
  transactions                                    (15,870)              (22,484)              116,373
 Net realized gain on distributions             1,320,393                73,804             1,873,919
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      1,351,532               140,070            (1,981,066)
                                             ------------           -----------          ------------
 Net increase (decrease) in net assets
  resulting from operations                     3,168,304               335,897               432,673
                                             ------------           -----------          ------------
UNIT TRANSACTIONS:
 Purchases                                      1,293,419                    --             1,832,983
 Net transfers                                    394,356              (103,354)             (463,235)
 Surrenders for benefit payments and
  fees                                           (209,737)             (568,207)           (1,487,072)
 Net loan activity                                (39,906)                 (825)             (100,588)
 Cost of insurance                               (863,638)             (126,190)           (1,382,111)
                                             ------------           -----------          ------------
 Net increase (decrease) in net assets
  resulting from unit transactions                574,494              (798,576)           (1,600,023)
                                             ------------           -----------          ------------
 Net increase (decrease) in net assets          3,742,798              (462,679)           (1,167,350)
NET ASSETS:
 Beginning of year                             14,777,056             2,606,876            23,552,441
                                             ------------           -----------          ------------
 End of year                                  $18,519,854            $2,144,197           $22,385,091
                                             ============           ===========          ============


                                            FIDELITY VIP         FIDELITY VIP         FIDELITY VIP
                                             CONTRAFUND            OVERSEAS              MID CAP
                                             PORTFOLIO             PORTFOLIO            PORTFOLIO
                                            SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income                           $61,674              $37,434              $18,704
 Net realized gain (loss) on security
  transactions                                     5,499               33,943               (5,944)
 Net realized gain on distributions            2,101,330               78,154              235,806
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (1,308,217)              31,203              158,138
                                            ------------          -----------          -----------
 Net increase (decrease) in net assets
  resulting from operations                      860,286              180,734              406,704
                                            ------------          -----------          -----------
UNIT TRANSACTIONS:
 Purchases                                       859,385                   --              798,434
 Net transfers                                 3,617,902             (162,867)           2,135,383
 Surrenders for benefit payments and
  fees                                               804              (42,397)                 391
 Net loan activity                                    --                   --               (5,390)
 Cost of insurance                              (458,041)             (51,536)            (282,299)
                                            ------------          -----------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             4,020,050             (256,800)           2,646,519
                                            ------------          -----------          -----------
 Net increase (decrease) in net assets         4,880,336              (76,066)           3,053,223
NET ASSETS:
 Beginning of year                             3,769,185            1,177,413            2,196,507
                                            ------------          -----------          -----------
 End of year                                  $8,649,521           $1,101,347           $5,249,730
                                            ============          ===========          ===========

                                                                  FRANKLIN
                                             FRANKLIN          SMALL-MID CAP
                                              INCOME               GROWTH
                                          SECURITIES FUND     SECURITIES FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  ---------------------------------------
OPERATIONS:
 Net investment income                         $148,580                $ --
 Net realized gain (loss) on security
  transactions                                      122               3,849
 Net realized gain on distributions              27,555               7,106
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (98,194)                913
                                            -----------          ----------
 Net increase (decrease) in net assets
  resulting from operations                      78,063              11,868
                                            -----------          ----------
UNIT TRANSACTIONS:
 Purchases                                      783,906              11,929
 Net transfers                                4,005,748                  --
 Surrenders for benefit payments and
  fees                                             (247)            (48,830)
 Net loan activity                                 (788)                 --
 Cost of insurance                             (321,888)             (4,049)
                                            -----------          ----------
 Net increase (decrease) in net assets
  resulting from unit transactions            4,466,731             (40,950)
                                            -----------          ----------
 Net increase (decrease) in net assets        4,544,794             (29,082)
NET ASSETS:
 Beginning of year                            2,259,923              82,435
                                            -----------          ----------
 End of year                                 $6,804,717             $53,353
                                            ===========          ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                              FRANKLIN             FRANKLIN
                                             SMALL CAP            STRATEGIC
                                               VALUE                INCOME            MUTUAL SHARES
                                          SECURITIES FUND      SECURITIES FUND       SECURITIES FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $50,443              $5,223               $153,581
 Net realized gain (loss) on security
  transactions                                  (41,082)               (726)                 9,914
 Net realized gain on distributions             518,697                 287                376,016
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (719,441)                105               (310,908)
                                             ----------            --------            -----------
 Net increase (decrease) in net assets
  resulting from operations                    (191,383)              4,889                228,603
                                             ----------            --------            -----------
UNIT TRANSACTIONS:
 Purchases                                      967,039               4,015              1,627,447
 Net transfers                                 (266,768)                 --              3,333,797
 Surrenders for benefit payments and
  fees                                         (102,629)            (83,913)               (54,779)
 Net loan activity                               (3,480)                 --                 (3,321)
 Cost of insurance                             (483,645)             (4,330)              (749,722)
                                             ----------            --------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions              110,517             (84,228)             4,153,422
                                             ----------            --------            -----------
 Net increase (decrease) in net assets          (80,866)            (79,339)             4,382,025
NET ASSETS:
 Beginning of year                            7,288,158              95,971              8,341,927
                                             ----------            --------            -----------
 End of year                                 $7,207,292             $16,632            $12,723,952
                                             ==========            ========            ===========

                                             TEMPLETON
                                             DEVELOPING            TEMPLETON
                                              MARKETS                GROWTH           MUTUAL DISCOVERY
                                          SECURITIES FUND       SECURITIES FUND       SECURITIES FUND
                                          SUB-ACCOUNT (B)         SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income                            $361                $14,694               $42,250
 Net realized gain (loss) on security
  transactions                                   7,505                    843                (7,355)
 Net realized gain on distributions              1,084                 46,883                34,756
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (6,005)               (52,917)              159,708
                                              --------             ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                      2,945                  9,503               229,359
                                              --------             ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                       2,021                257,479               552,321
 Net transfers                                      --                992,748             2,214,709
 Surrenders for benefit payments and
  fees                                         (15,453)                   517                 1,684
 Net loan activity                                  --                     --                (4,397)
 Cost of insurance                                (450)               (96,620)             (189,434)
                                              --------             ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (13,882)             1,154,124             2,574,883
                                              --------             ----------            ----------
 Net increase (decrease) in net assets         (10,937)             1,163,627             2,804,242
NET ASSETS:
 Beginning of year                              10,937                552,417             1,116,692
                                              --------             ----------            ----------
 End of year                                      $ --             $1,716,044            $3,920,934
                                              ========             ==========            ==========


                                             TEMPLETON              HARTFORD
                                           GLOBAL INCOME            ADVISERS
                                          SECURITIES FUND           HLS FUND
                                          SUB-ACCOUNT (A)          SUB-ACCOUNT
--------------------------------------  -------------------------------------------
OPERATIONS:
 Net investment income                            $713              $1,101,042
 Net realized gain (loss) on security
  transactions                                      30                  60,304
 Net realized gain on distributions                 --               5,283,951
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      11,787              (3,296,904)
                                              --------             -----------
 Net increase (decrease) in net assets
  resulting from operations                     12,530               3,148,393
                                              --------             -----------
UNIT TRANSACTIONS:
 Purchases                                      19,753               4,475,806
 Net transfers                                 690,833              (1,420,369)
 Surrenders for benefit payments and
  fees                                              --                (990,724)
 Net loan activity                                  --                 (72,510)
 Cost of insurance                             (14,231)             (3,428,217)
                                              --------             -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             696,355              (1,436,014)
                                              --------             -----------
 Net increase (decrease) in net assets         708,885               1,712,379
NET ASSETS:
 Beginning of year                                  --              47,495,835
                                              --------             -----------
 End of year                                  $708,885             $49,208,214
                                              ========             ===========

(a)  From inception, May 1, 2007 to December 31, 2007.

(b) Sub-Account option not funded at December 31, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                              HARTFORD                HARTFORD               HARTFORD
                                                TOTAL                 CAPITAL                DIVIDEND
                                             RETURN BOND            APPRECIATION            AND GROWTH
                                              HLS FUND                HLS FUND               HLS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                        $2,441,237                $136,212               $919,125
 Net realized gain (loss) on security
  transactions                                    51,459                 253,816                  8,753
 Net realized gain on distributions                   --              18,955,582              4,249,146
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (342,485)             (1,695,185)            (1,049,875)
                                             -----------            ------------            -----------
 Net increase (decrease) in net assets
  resulting from operations                    2,150,211              17,650,425              4,127,149
                                             -----------            ------------            -----------
UNIT TRANSACTIONS:
 Purchases                                     4,485,330               7,755,748              4,991,027
 Net transfers                                  (889,651)             (2,337,461)             1,967,650
 Surrenders for benefit payments and
  fees                                        (1,835,602)             (3,217,806)            (2,285,089)
 Net loan activity                               (68,988)               (242,925)                (7,653)
 Cost of insurance                            (3,032,121)             (6,406,404)            (3,158,608)
                                             -----------            ------------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (1,341,032)             (4,448,848)             1,507,327
                                             -----------            ------------            -----------
 Net increase (decrease) in net assets           809,179              13,201,577              5,634,476
NET ASSETS:
 Beginning of year                            46,361,704             106,589,899             49,664,830
                                             -----------            ------------            -----------
 End of year                                 $47,170,883            $119,791,476            $55,299,306
                                             ===========            ============            ===========

                                             HARTFORD                                    HARTFORD
                                              GLOBAL               HARTFORD               GLOBAL
                                             ADVISERS            GLOBAL GROWTH          TECHNOLOGY
                                             HLS FUND              HLS FUND              HLS FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT (C)         SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income                          $3,422                  $288                  $ --
 Net realized gain (loss) on security
  transactions                                   1,679                 7,590                14,788
 Net realized gain on distributions             29,949                59,763                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      26,045                52,014                  (330)
                                             ---------             ---------             ---------
 Net increase (decrease) in net assets
  resulting from operations                     61,095               119,655                14,458
                                             ---------             ---------             ---------
UNIT TRANSACTIONS:
 Purchases                                          --                    --                    --
 Net transfers                                 (11,310)              (27,500)              (35,340)
 Surrenders for benefit payments and
  fees                                              (1)               (5,897)               (4,802)
 Net loan activity                                  --                (6,229)                   --
 Cost of insurance                             (19,363)              (22,062)               (9,171)
                                             ---------             ---------             ---------
 Net increase (decrease) in net assets
  resulting from unit transactions             (30,674)              (61,688)              (49,313)
                                             ---------             ---------             ---------
 Net increase (decrease) in net assets          30,421                57,967               (34,855)
NET ASSETS:
 Beginning of year                             383,119               504,590               147,101
                                             ---------             ---------             ---------
 End of year                                  $413,540              $562,557              $112,246
                                             =========             =========             =========

                                              HARTFORD              HARTFORD
                                            DISCIPLINED              GROWTH
                                               EQUITY            OPPORTUNITIES
                                              HLS FUND              HLS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
OPERATIONS:
 Net investment income                          $89,367                $9,978
 Net realized gain (loss) on security
  transactions                                  179,934                71,804
 Net realized gain on distributions              29,689             1,195,863
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      402,314               381,362
                                             ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                     701,304             1,659,007
                                             ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                      711,848               540,022
 Net transfers                                 (391,567)            1,118,147
 Surrenders for benefit payments and
  fees                                         (170,752)             (160,110)
 Net loan activity                              (31,255)             (255,646)
 Cost of insurance                             (549,163)             (376,685)
                                             ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (430,889)              865,728
                                             ----------            ----------
 Net increase (decrease) in net assets          270,415             2,524,735
NET ASSETS:
 Beginning of year                            8,558,853             5,359,453
                                             ----------            ----------
 End of year                                 $8,829,268            $7,884,188
                                             ==========            ==========

(c)  Formerly Hartford Global Leaders HLS Fund. Change effective July 27, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                                     HARTFORD              HARTFORD
                                              HARTFORD            INTERNATIONAL          INTERNATIONAL
                                                INDEX             SMALL COMPANY          OPPORTUNITIES
                                              HLS FUND               HLS FUND              HLS FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $981,266              $104,887               $244,196
 Net realized gain (loss) on security
  transactions                                   103,303               (10,888)               241,154
 Net realized gain on distributions            3,282,370               958,893              4,275,040
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (1,372,700)             (571,478)               552,079
                                             -----------            ----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                    2,994,239               481,414              5,312,469
                                             -----------            ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                     3,662,325               531,677              1,444,277
 Net transfers                                  (740,545)              259,871             (1,274,202)
 Surrenders for benefit payments and
  fees                                        (2,069,478)              (65,142)              (763,765)
 Net loan activity                              (172,854)              (19,742)               (14,361)
 Cost of insurance                            (3,245,515)             (324,774)            (1,110,646)
                                             -----------            ----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (2,566,067)              381,890             (1,718,697)
                                             -----------            ----------            -----------
 Net increase (decrease) in net assets           428,172               863,304              3,593,772
NET ASSETS:
 Beginning of year                            57,138,776             5,254,752             19,943,287
                                             -----------            ----------            -----------
 End of year                                 $57,566,948            $6,118,056            $23,537,059
                                             ===========            ==========            ===========


                                              HARTFORD               HARTFORD              HARTFORD
                                               MIDCAP              MIDCAP VALUE          MONEY MARKET
                                              HLS FUND               HLS FUND              HLS FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $225,201               $44,218             $2,392,427
 Net realized gain (loss) on security
  transactions                                   419,935               (56,654)                    --
 Net realized gain on distributions            7,075,040             1,308,567                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (842,867)           (1,145,945)                    --
                                             -----------            ----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                    6,877,309               150,186              2,392,427
                                             -----------            ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                     2,940,543               649,395             53,324,483
 Net transfers                                (3,781,201)             (128,427)           (34,960,365)
 Surrenders for benefit payments and
  fees                                        (1,591,289)             (118,080)            (8,862,604)
 Net loan activity                              (146,545)              (27,154)              (533,700)
 Cost of insurance                            (2,597,001)             (452,669)            (4,870,594)
                                             -----------            ----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (5,175,493)              (76,935)             4,097,220
                                             -----------            ----------            -----------
 Net increase (decrease) in net assets         1,701,816                73,251              6,489,647
NET ASSETS:
 Beginning of year                            45,174,935             7,403,258             43,946,762
                                             -----------            ----------            -----------
 End of year                                 $46,876,751            $7,476,509            $50,436,409
                                             ===========            ==========            ===========

                                              HARTFORD
                                              MORTGAGE              HARTFORD
                                             SECURITIES           SMALL COMPANY
                                              HLS FUND              HLS FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  -------------------------------------------
OPERATIONS:
 Net investment income                         $356,167                $51,529
 Net realized gain (loss) on security
  transactions                                    3,750                 82,744
 Net realized gain on distributions                  --              3,261,243
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (141,961)              (429,187)
                                             ----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                     217,956              2,966,329
                                             ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                      631,050              1,332,732
 Net transfers                                 (320,471)            (1,095,732)
 Surrenders for benefit payments and
  fees                                         (221,444)              (525,703)
 Net loan activity                                 (941)              (200,550)
 Cost of insurance                             (368,654)            (1,172,206)
                                             ----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (280,460)            (1,661,459)
                                             ----------            -----------
 Net increase (decrease) in net assets          (62,504)             1,304,870
NET ASSETS:
 Beginning of year                            6,538,364             21,507,488
                                             ----------            -----------
 End of year                                 $6,475,860            $22,812,358
                                             ==========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                                    HARTFORD
                                              HARTFORD               VALUE              LORD ABBETT
                                               STOCK             OPPORTUNITIES        AMERICA'S VALUE
                                              HLS FUND              HLS FUND             PORTFOLIO
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $609,969               $96,705              $39,882
 Net realized gain (loss) on security
  transactions                                   72,624              (122,673)                  12
 Net realized gain on distributions           8,422,122             1,103,456               42,079
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (5,703,540)           (1,637,500)             (66,269)
                                            -----------            ----------           ----------
 Net increase (decrease) in net assets
  resulting from operations                   3,401,175              (560,012)              15,704
                                            -----------            ----------           ----------
UNIT TRANSACTIONS:
 Purchases                                    4,669,888               827,554              199,866
 Net transfers                               (2,945,112)             (566,355)             567,634
 Surrenders for benefit payments and
  fees                                       (1,852,957)              (57,113)             (26,086)
 Net loan activity                             (141,398)              (10,505)               1,474
 Cost of insurance                           (3,501,278)             (482,890)             (97,008)
                                            -----------            ----------           ----------
 Net increase (decrease) in net assets
  resulting from unit transactions           (3,770,857)             (289,309)             645,880
                                            -----------            ----------           ----------
 Net increase (decrease) in net assets         (369,682)             (849,321)             661,584
NET ASSETS:
 Beginning of year                           57,105,654             7,847,191              670,159
                                            -----------            ----------           ----------
 End of year                                $56,735,972            $6,997,870           $1,331,743
                                            ===========            ==========           ==========

                                            LORD ABBETT
                                            GROWTH AND
                                              INCOME           MFS INVESTORS          MFS NEW
                                             PORTFOLIO         TRUST SERIES       DISCOVERY SERIES
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------
OPERATIONS:
 Net investment income                         $17,200               $322                 $ --
 Net realized gain (loss) on security
  transactions                                     863                 57               (3,263)
 Net realized gain on distributions             94,851                326               44,829
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (78,628)             2,777              (30,233)
                                            ----------           --------             --------
 Net increase (decrease) in net assets
  resulting from operations                     34,286              3,482               11,333
                                            ----------           --------             --------
UNIT TRANSACTIONS:
 Purchases                                     333,551              6,121              116,079
 Net transfers                                 289,312             24,124               19,889
 Surrenders for benefit payments and
  fees                                             378                 --              (40,016)
 Net loan activity                                  --                 --                  931
 Cost of insurance                            (120,979)            (3,405)             (45,692)
                                            ----------           --------             --------
 Net increase (decrease) in net assets
  resulting from unit transactions             502,262             26,840               51,191
                                            ----------           --------             --------
 Net increase (decrease) in net assets         536,548             30,322               62,524
NET ASSETS:
 Beginning of year                             854,345             16,067              569,901
                                            ----------           --------             --------
 End of year                                $1,390,893            $46,389             $632,425
                                            ==========           ========             ========


                                             MFS TOTAL            CORE PLUS
                                           RETURN SERIES         FIXED INCOME
                                            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------
OPERATIONS:
 Net investment income                         $259,850              $7,852
 Net realized gain (loss) on security
  transactions                                    3,188                  13
 Net realized gain on distributions             248,447                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (96,388)              3,950
                                            -----------            --------
 Net increase (decrease) in net assets
  resulting from operations                     415,097              11,815
                                            -----------            --------
UNIT TRANSACTIONS:
 Purchases                                    1,606,643              17,124
 Net transfers                                  319,007              31,869
 Surrenders for benefit payments and
  fees                                         (175,811)                  1
 Net loan activity                               (2,882)                 --
 Cost of insurance                             (749,151)             (9,221)
                                            -----------            --------
 Net increase (decrease) in net assets
  resulting from unit transactions              997,806              39,773
                                            -----------            --------
 Net increase (decrease) in net assets        1,412,903              51,588
NET ASSETS:
 Beginning of year                            9,455,343             196,241
                                            -----------            --------
 End of year                                $10,868,246            $247,829
                                            ===========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                              EMERGING               EMERGING
                                            MARKETS DEBT          MARKETS EQUITY         HIGH YIELD
                                           SUB-ACCOUNT (B)         SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                           $1,278                   $43                $2,209
 Net realized gain (loss) on security
  transactions                                     (954)                   31                (1,495)
 Net realized gain on distributions                 546                 1,107                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         (213)                2,147                  (124)
                                              ---------              --------             ---------
 Net increase (decrease) in net assets
  resulting from operations                         657                 3,328                   590
                                              ---------              --------             ---------
UNIT TRANSACTIONS:
 Purchases                                        3,638                   446                 5,076
 Net transfers                                       --                    --                    --
 Surrenders for benefit payments and
  fees                                          (17,870)                   --               (18,009)
 Net loan activity                                   --                    --                    --
 Cost of insurance                                 (597)                 (366)                 (978)
                                              ---------              --------             ---------
 Net increase (decrease) in net assets
  resulting from unit transactions              (14,829)                   80               (13,911)
                                              ---------              --------             ---------
 Net increase (decrease) in net assets          (14,172)                3,408               (13,321)
NET ASSETS:
 Beginning of year                               14,172                 8,411                21,618
                                              ---------              --------             ---------
 End of year                                       $ --               $11,819                $8,297
                                              =========              ========             =========

                                            U.S. MID CAP         FOCUS GROWTH          BALANCED
                                               VALUE              PORTFOLIO             GROWTH
                                            SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------
OPERATIONS:
 Net investment income                           $1,762                $ --                $220
 Net realized gain (loss) on security
  transactions                                    4,070                 215                  --
 Net realized gain on distributions              28,446                  --                 724
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (126,292)             10,455                (653)
                                             ----------            --------            --------
 Net increase (decrease) in net assets
  resulting from operations                     (92,014)             10,670                 291
                                             ----------            --------            --------
UNIT TRANSACTIONS:
 Purchases                                       93,033              10,673               2,715
 Net transfers                                2,358,889                  --                  --
 Surrenders for benefit payments and
  fees                                          (67,089)                 --                  --
 Net loan activity                                   --                  --                  --
 Cost of insurance                              (63,870)             (2,508)               (708)
                                             ----------            --------            --------
 Net increase (decrease) in net assets
  resulting from unit transactions            2,320,963               8,165               2,007
                                             ----------            --------            --------
 Net increase (decrease) in net assets        2,228,949              18,835               2,298
NET ASSETS:
 Beginning of year                              154,670              40,157               7,903
                                             ----------            --------            --------
 End of year                                 $2,383,619             $58,992             $10,201
                                             ==========            ========            ========

                                             FLEXIBLE            DIVIDEND
                                              INCOME              GROWTH
                                           SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  --------------------------------------
OPERATIONS:
 Net investment income                         $1,117                $222
 Net realized gain (loss) on security
  transactions                                      3                   5
 Net realized gain on distributions                --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       (454)                655
                                             --------            --------
 Net increase (decrease) in net assets
  resulting from operations                       666                 882
                                             --------            --------
UNIT TRANSACTIONS:
 Purchases                                      4,687               6,136
 Net transfers                                     --                  --
 Surrenders for benefit payments and
  fees                                             --                   1
 Net loan activity                                 --                  --
 Cost of insurance                             (1,319)             (1,890)
                                             --------            --------
 Net increase (decrease) in net assets
  resulting from unit transactions              3,368               4,247
                                             --------            --------
 Net increase (decrease) in net assets          4,034               5,129
NET ASSETS:
 Beginning of year                             16,249              20,383
                                             --------            --------
 End of year                                  $20,283             $25,512
                                             ========            ========

(b) Sub-Account option not funded at December 31, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                                                     OPPENHEIMER
                                                                                       CAPITAL
                                                              EQUALLY-WEIGHTED       APPRECIATION
                                           MONEY MARKET           S&P 500              FUND/VA
                                           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $8,676                $302                  $237
 Net realized gain (loss) on security
  transactions                                      --                  22                 2,800
 Net realized gain on distributions                 --               2,211                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          --              (2,430)              328,342
                                            ----------            --------            ----------
 Net increase (decrease) in net assets
  resulting from operations                      8,676                 105               331,379
                                            ----------            --------            ----------
UNIT TRANSACTIONS:
 Purchases                                     140,049               5,190               249,136
 Net transfers                                (101,982)                 --               475,301
 Surrenders for benefit payments and
  fees                                              (2)                 (9)              (87,855)
 Net loan activity                                  --                  --                    --
 Cost of insurance                             (11,417)             (2,133)             (161,290)
                                            ----------            --------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions              26,648               3,048               475,292
                                            ----------            --------            ----------
 Net increase (decrease) in net assets          35,324               3,153               806,671
NET ASSETS:
 Beginning of year                             133,470              20,806             2,350,614
                                            ----------            --------            ----------
 End of year                                  $168,794             $23,959            $3,157,285
                                            ==========            ========            ==========


                                           OPPENHEIMER         OPPENHEIMER         PUTNAM VT
                                        GLOBAL SECURITIES      MAIN STREET        DIVERSIFIED
                                             FUND/VA             FUND/VA          INCOME FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------
OPERATIONS:
 Net investment income                         $12,783               $928            $132,175
 Net realized gain (loss) on security
  transactions                                  (6,762)               227               8,071
 Net realized gain on distributions             53,458                 --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       2,136              2,145             (31,759)
                                            ----------          ---------          ----------
 Net increase (decrease) in net assets
  resulting from operations                     61,615              3,300             108,487
                                            ----------          ---------          ----------
UNIT TRANSACTIONS:
 Purchases                                     265,105             59,382                  --
 Net transfers                                 424,167             93,099            (122,461)
 Surrenders for benefit payments and
  fees                                          (4,116)                --              (6,479)
 Net loan activity                                  --                 --                (842)
 Cost of insurance                            (100,187)           (19,642)           (107,433)
                                            ----------          ---------          ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             584,969            132,839            (237,215)
                                            ----------          ---------          ----------
 Net increase (decrease) in net assets         646,584            136,139            (128,728)
NET ASSETS:
 Beginning of year                             928,759            100,492           2,736,934
                                            ----------          ---------          ----------
 End of year                                $1,575,343           $236,631          $2,608,206
                                            ==========          =========          ==========


                                            PUTNAM VT           PUTNAM VT
                                          GLOBAL ASSET           GLOBAL
                                         ALLOCATION FUND       EQUITY FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  --------------------------------------
OPERATIONS:
 Net investment income                         $6,219             $150,999
 Net realized gain (loss) on security
  transactions                                 (1,494)              29,018
 Net realized gain on distributions                --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     22,775              414,058
                                            ---------          -----------
 Net increase (decrease) in net assets
  resulting from operations                    27,500              594,075
                                            ---------          -----------
UNIT TRANSACTIONS:
 Purchases                                         --              418,134
 Net transfers                                 (1,567)            (844,076)
 Surrenders for benefit payments and
  fees                                        (29,845)            (228,574)
 Net loan activity                                 --              (27,842)
 Cost of insurance                            (38,023)            (380,118)
                                            ---------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (69,435)          (1,062,476)
                                            ---------          -----------
 Net increase (decrease) in net assets        (41,935)            (468,401)
NET ASSETS:
 Beginning of year                            864,979            6,500,285
                                            ---------          -----------
 End of year                                 $823,044           $6,031,884
                                            =========          ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                             PUTNAM VT             PUTNAM VT            PUTNAM VT
                                             GROWTH AND             HEALTH                 HIGH
                                            INCOME FUND          SCIENCES FUND          YIELD FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $348,242             $11,832               $904,790
 Net realized gain (loss) on security
  transactions                                    22,049              17,532                 30,452
 Net realized gain on distributions            3,336,322                  --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (4,812,656)            (28,797)              (561,056)
                                            ------------           ---------           ------------
 Net increase (decrease) in net assets
  resulting from operations                   (1,106,043)                567                374,186
                                            ------------           ---------           ------------
UNIT TRANSACTIONS:
 Purchases                                     1,349,527                  --                906,998
 Net transfers                                (3,134,144)            (51,819)              (174,688)
 Surrenders for benefit payments and
  fees                                        (1,075,856)             (6,012)              (120,889)
 Net loan activity                               (53,822)               (727)               (37,917)
 Cost of insurance                            (1,259,241)            (66,539)              (618,944)
                                            ------------           ---------           ------------
 Net increase (decrease) in net assets
  resulting from unit transactions            (4,173,536)           (125,097)               (45,440)
                                            ------------           ---------           ------------
 Net increase (decrease) in net assets        (5,279,579)           (124,530)               328,746
NET ASSETS:
 Beginning of year                            23,011,940           1,088,814             11,558,885
                                            ------------           ---------           ------------
 End of year                                 $17,732,361            $964,284            $11,887,631
                                            ============           =========           ============

                                                                  PUTNAM VT
                                                                INTERNATIONAL          PUTNAM VT
                                             PUTNAM VT           GROWTH AND          INTERNATIONAL
                                            INCOME FUND          INCOME FUND          EQUITY FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income                         $399,649              $80,302              $639,557
 Net realized gain (loss) on security
  transactions                                   12,742               62,901               247,165
 Net realized gain on distributions                  --              740,632             2,590,591
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        1,871             (587,202)           (1,699,862)
                                            -----------          -----------          ------------
 Net increase (decrease) in net assets
  resulting from operations                     414,262              296,633             1,777,451
                                            -----------          -----------          ------------
UNIT TRANSACTIONS:
 Purchases                                      824,555                   --             1,215,101
 Net transfers                                  427,459              (95,155)             (747,075)
 Surrenders for benefit payments and
  fees                                         (249,143)              (1,249)             (815,655)
 Net loan activity                              (82,165)             (22,846)                1,650
 Cost of insurance                             (445,755)            (160,875)           (1,209,089)
                                            -----------          -----------          ------------
 Net increase (decrease) in net assets
  resulting from unit transactions              474,951             (280,125)           (1,555,068)
                                            -----------          -----------          ------------
 Net increase (decrease) in net assets          889,213               16,508               222,383
NET ASSETS:
 Beginning of year                            7,192,461            4,096,136            20,605,501
                                            -----------          -----------          ------------
 End of year                                 $8,081,674           $4,112,644           $20,827,884
                                            ===========          ===========          ============


                                              PUTNAM VT
                                          INTERNATIONAL NEW         PUTNAM VT
                                          OPPORTUNITIES FUND      INVESTORS FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
OPERATIONS:
 Net investment income                            $8,630                $5,826
 Net realized gain (loss) on security
  transactions                                   (16,871)               (9,085)
 Net realized gain on distributions                   --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       109,134               (39,053)
                                              ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                      100,893               (42,312)
                                              ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                            --                    --
 Net transfers                                   (12,951)              (40,735)
 Surrenders for benefit payments and
  fees                                           (19,572)             (150,691)
 Net loan activity                                    --                    --
 Cost of insurance                               (40,856)              (92,949)
                                              ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions               (73,379)             (284,375)
                                              ----------            ----------
 Net increase (decrease) in net assets            27,514              (326,687)
NET ASSETS:
 Beginning of year                               757,854             1,135,072
                                              ----------            ----------
 End of year                                    $785,368              $808,385
                                              ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                             PUTNAM VT             PUTNAM VT             PUTNAM VT
                                               MONEY                  NEW                   NEW
                                            MARKET FUND       OPPORTUNITIES FUND        VALUE FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $7,699               $14,387               $37,955
 Net realized gain (loss) on security
  transactions                                      --               122,339                73,874
 Net realized gain on distributions                 --                    --               264,007
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          --               406,924              (453,067)
                                             ---------             ---------             ---------
 Net increase (decrease) in net assets
  resulting from
  operations                                     7,699               543,650               (77,231)
                                             ---------             ---------             ---------
UNIT TRANSACTIONS:
 Purchases                                          --               831,986                    --
 Net transfers                                (169,665)             (644,192)             (337,935)
 Surrenders for benefit payments and
  fees                                         (10,176)             (245,180)             (120,901)
 Net loan activity                                  --               (24,074)               (1,340)
 Cost of insurance                             (10,186)             (556,619)             (118,069)
                                             ---------             ---------             ---------
 Net increase (decrease) in net assets
  resulting from unit transactions            (190,027)             (638,079)             (578,245)
                                             ---------             ---------             ---------
 Net increase (decrease) in net assets        (182,328)              (94,429)             (655,476)
NET ASSETS:
 Beginning of year                             268,753             9,131,606             2,889,357
                                             ---------             ---------             ---------
 End of year                                   $86,425             $9,037,177            $2,233,881
                                             =========             =========             =========

                                              PUTNAM VT             PUTNAM VT              PUTNAM VT
                                           OTC & EMERGING           SMALL CAP          THE GEORGE PUTNAM
                                             GROWTH FUND           VALUE FUND           FUND OF BOSTON
                                             SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income                             $ --                $4,505                $20,121
 Net realized gain (loss) on security
  transactions                                 (211,871)                1,213                  7,439
 Net realized gain on distributions                  --                90,109                 63,726
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      306,128              (235,116)               (79,882)
                                              ---------             ---------              ---------
 Net increase (decrease) in net assets
  resulting from
  operations                                     94,257              (139,289)                11,404
                                              ---------             ---------              ---------
UNIT TRANSACTIONS:
 Purchases                                           --               195,678                     --
 Net transfers                                  (43,372)              536,012                (69,513)
 Surrenders for benefit payments and
  fees                                          (62,227)              (33,817)               (13,422)
 Net loan activity                                   --                    --                 (9,832)
 Cost of insurance                              (44,475)              (64,147)               (37,878)
                                              ---------             ---------              ---------
 Net increase (decrease) in net assets
  resulting from unit transactions             (150,074)              633,726               (130,645)
                                              ---------             ---------              ---------
 Net increase (decrease) in net assets          (55,817)              494,437               (119,241)
NET ASSETS:
 Beginning of year                              754,840               567,736                677,633
                                              ---------             ---------              ---------
 End of year                                   $699,023             $1,062,173              $558,392
                                              =========             =========              =========

                                               PUTNAM VT
                                          UTILITIES GROWTH AND         PUTNAM VT
                                              INCOME FUND             VISTA FUND
                                              SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  ---------------------------------------------
OPERATIONS:
 Net investment income                            $20,664                   $ --
 Net realized gain (loss) on security
  transactions                                     31,984                (62,055)
 Net realized gain on distributions                    --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        144,986                104,815
                                               ----------              ---------
 Net increase (decrease) in net assets
  resulting from
  operations                                      197,634                 42,760
                                               ----------              ---------
UNIT TRANSACTIONS:
 Purchases                                             --                     --
 Net transfers                                   (134,422)               (41,587)
 Surrenders for benefit payments and
  fees                                            (24,202)               (32,737)
 Net loan activity                                     --                   (301)
 Cost of insurance                                (50,019)               (74,298)
                                               ----------              ---------
 Net increase (decrease) in net assets
  resulting from unit transactions               (208,643)              (148,923)
                                               ----------              ---------
 Net increase (decrease) in net assets            (11,009)              (106,163)
NET ASSETS:
 Beginning of year                              1,020,255              1,083,714
                                               ----------              ---------
 End of year                                   $1,009,246               $977,551
                                               ==========              =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                                    PUTNAM VT             PUTNAM VT
                                             PUTNAM VT               CAPITAL                EQUITY
                                            VOYAGER FUND       OPPORTUNITIES FUND        INCOME FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                            $5,471                  $ --                $17,957
 Net realized gain (loss) on security
  transactions                                   (40,353)                  565                 11,313
 Net realized gain on distributions                   --                89,568                 89,290
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     1,011,370              (233,241)               (72,954)
                                            ------------          ------------           ------------
 Net increase (decrease) in net assets
  resulting from operations                      976,488              (143,108)                45,606
                                            ------------          ------------           ------------
UNIT TRANSACTIONS:
 Purchases                                     1,436,384               154,153                235,004
 Net transfers                                (2,352,701)              249,983               (227,100)
 Surrenders for benefit payments and
  fees                                          (537,835)              (23,683)               (27,006)
 Net loan activity                               (23,725)               (2,827)                (1,428)
 Cost of insurance                            (1,049,038)             (133,289)              (119,538)
                                            ------------          ------------           ------------
 Net increase (decrease) in net assets
  resulting from unit transactions            (2,526,915)              244,337               (140,068)
                                            ------------          ------------           ------------
 Net increase (decrease) in net assets        (1,550,427)              101,229                (94,462)
NET ASSETS:
 Beginning of year                            17,551,163             1,217,954              1,432,215
                                            ------------          ------------           ------------
 End of year                                 $16,000,736            $1,319,183             $1,337,753
                                            ============          ============           ============


                                             GROWTH AND          VAN KAMPEN LIT
                                               INCOME               COMSTOCK
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
OPERATIONS:
 Net investment income                            $3,667               $68,299
 Net realized gain (loss) on security
  transactions                                        16                 1,465
 Net realized gain on distributions                9,875                94,913
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        (7,851)             (341,923)
                                            ------------          ------------
 Net increase (decrease) in net assets
  resulting from operations                        5,707              (177,246)
                                            ------------          ------------
UNIT TRANSACTIONS:
 Purchases                                        17,117               724,046
 Net transfers                                    38,243             1,472,532
 Surrenders for benefit payments and
  fees                                                --               (97,679)
 Net loan activity                                    --                    --
 Cost of insurance                               (12,456)             (330,865)
                                            ------------          ------------
 Net increase (decrease) in net assets
  resulting from unit transactions                42,904             1,768,034
                                            ------------          ------------
 Net increase (decrease) in net assets            48,611             1,590,788
NET ASSETS:
 Beginning of year                               253,706             4,048,281
                                            ------------          ------------
 End of year                                    $302,317            $5,639,069
                                            ============          ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2008

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account VL II ("the Account") is a separate investment account within Hartford Life and Annuity Insurance Company ("the Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contract owners of the Company in various mutual funds ("the Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively, the "Sub-Accounts"): the AllianceBernstein VPS Balanced Wealth Strategy Portfolio, AllianceBernstein VPS International Value Portfolio, AllianceBernstein VPS Small/Mid Cap Value Portfolio, AllianceBernstein VPS Value Portfolio, AllianceBernstein VPS International Growth Portfolio, AIM V.I. Capital Appreciation Fund, AIM V.I. Core Equity Fund, AIM V.I. International Growth Fund, AIM V.I. Mid Cap Core Equity Fund, AIM V.I. Small Cap Equity Fund, AIM V.I. Capital Development Fund, American Funds Global Bond Fund, American Funds Capital World Growth & Income Fund, American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds New World Fund, American Funds Global Small Capitalization Fund, Fidelity VIP Asset Manager Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio, Fidelity VIP Contrafund Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP Mid Cap Portfolio, Fidelity VIP Value Strategies Portfolio, Fidelity VIP Dynamic Capital Appreciation Portfolio, Fidelity VIP Freedom 2010 Portfolio, Fidelity VIP Freedom 2020 Portfolio, Fidelity VIP Freedom 2030 Portfolio, Franklin Income Securities Fund, Franklin Small-Mid Cap Growth Securities Fund, Franklin Small Cap Value Securities Fund, Franklin Strategic Income Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Templeton Growth Securities Fund, Mutual Discovery Securities Fund, Franklin Flex Cap Growth Securities Fund, Templeton Global Income Securities Fund, Hartford Advisers HLS Fund, Hartford LargeCap Growth HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Fundamental Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Equity HLS Fund, Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Growth HLS Fund, Hartford International Small Company HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap Growth HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, Hartford Value Opportunities HLS Fund, Hartford Equity Income HLS Fund, Lord Abbett America's Value Portfolio, Lord Abbett Bond-Debenture Portfolio, Lord Abbett Growth and Income Portfolio, MFS Growth Series, MFS Investors Trust Series, MFS New Discovery Series, MFS Total Return Series, MFS Value Series, MFS Research Bond Series ,Van Kampen -- UIF Core Plus Fixed Income Portfolio, Van Kampen -- UIF Emerging Markets Equity Portfolio, Van Kampen -- UIF High Yield Portfolio, Van Kampen -- UIF Mid Cap Growth Portfolio, Van Kampen -- UIF U.S. Mid Cap Value Portfolio, Morgan Stanley -- Focus Growth Portfolio, Morgan Stanley --Balanced Portfolio, Morgan Stanley -- Flexible Income Portfolio, Morgan Stanley -- Dividend Growth Portfolio, Morgan Stanley -- Money Market Portfolio, Morgan Stanley -- Equally-Weighted S&P 500 Portfolio, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Global Securities Fund/VA, Oppenheimer Main Street Fund/VA, Oppenheimer Main Street Small Cap Fund/VA, Oppenheimer Value Fund/VA, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Equity Fund, Putnam VT Growth and Income Fund, Putnam VT Health Sciences Fund, Putnam VT High Yield Fund, Putnam VT Income Fund, Putnam VT International Growth and Income Fund, Putnam VT International Equity Fund, Putnam VT International New Opportunities Fund, Putnam VT Investors Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT Small Cap Value Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund, Putnam VT Voyager Fund, Putnam VT Capital Opportunities Fund, Putnam VT Equity Income Fund, Van Kampen LIT Growth and Income Portfolio, and Van Kampen LIT Comstock Portfolio.

-------------------------------------------------------------------------------

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America:

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the last in, first out method. Dividend and net realized gain on distributions income are accrued as of the ex-dividend date. Net realized gain on distributions income represents those dividends from the Funds, which are characterized as capital gains under tax regulations.

       b) SECURITY VALUATION -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2008.

       c) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       d) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

       e) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

       f) MORTALITY RISK -- Net assets allocated to contracts in the annuity period are computed according to the 1983a Individual Annuitant Mortality Table and the Annuity 2000 Table. The Mortality Risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. Currently, all sub-accounts are in the accumulation phase.

       g) FAIR VALUE MEASUREMENTS -- On January 1, 2008, the Account adopted Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements" ("SFAS 157"). For financial statement elements currently required to be measured at fair value, SFAS 157 redefines fair value, establishes a framework for measuring fair value under U.S. GAAP, establishes a hierarchy based on the level of observable inputs used to measure fair value and enhances disclosures about fair value measurements. The new definition of fair value focuses on the price that would be received to sell the asset or paid to transfer the liability regardless of whether an observable liquid market price existed (an exit price).

       The following section applies the SFAS 157 fair value hierarchy and disclosure requirements to the Account's financial instruments that are carried at fair value. SFAS 157 establishes a fair value hierarchy that prioritizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2, and 3).

       LEVEL 1: Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open ended management investment companies ("mutual funds").

       LEVEL 2: Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most debt securities and some preferred stocks are model priced by vendors using observable inputs and are classified within Level 2. Also included in the Level 2 category are derivative instruments that are priced using models with observable market inputs, including interest rate, foreign currency and certain credit swap contracts.

       LEVEL 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 securities include less liquid securities such as highly structured and/or lower quality asset-backed securities ("ABS") and commercial mortgage-backed securities ("CMBS"), including ABS backed by sub-prime loans, and private placement debt and equity securities. Embedded derivatives and complex derivatives securities, including equity derivatives, longer dated interest rate swaps and certain complex credit derivatives are also included in Level 3. Because Level 3 fair values, by their nature, contain unobservable market inputs as there is no observable market for these assets

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

       and liabilities, considerable judgment is used to determine the SFAS 157 Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

       The adoption of SFAS 157 did not have a material impact on the results of the Account. As of December 31, 2008, the Account invests in mutual funds which are carried at fair value and represent Level 1 investments under the SFAS 157 hierarchy levels. There were no Level 2 or Level 3 investments in the Account.

       h) ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES, AN INTERPRETATION OF FASB STATEMENT NO. 109 -- In July 2006, the FASB released "Accounting for Uncertainty in Income Taxes" ("FIN 48") to clarify accounting for income taxes recognized in the financial statements in accordance with FASB 109, "Accounting for Income Taxes." FIN 48 is effective for fiscal years beginning after December 15, 2006 and prescribes a comprehensive model for how an entity should recognize, measure, present and disclose in its financial statements uncertain tax positions that the entity has taken or expects to take on a tax return. Upon adoption, as of the first quarter of 2007, FIN 48 did not have an effect on the Account's financial condition.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts on the contract date and on each subsequent monthly activity date:

       a) COST OF INSURANCE -- In accordance with terms of the contracts, the Company makes deductions for costs of insurance charges (COI) which relate to the death benefit component of the contract. The COI is calculated based on several factors including age, gender, risk class, timing of premium payments, investment performance of the Sub-Account, the death benefit amount, fees and charges assessed and outstanding policy loans. Because a contract's account value and death benefit may vary from month to month, the cost of insurance charge may also vary.

       b) MORTALITY AND EXPENSE RISK CHARGES -- The Company will make deductions at a maximum annual rate of .80% of the contract's value for the mortality and expense risks which the company undertakes. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       c) ADMINISTRATIVE CHARGE -- The Company will make deductions to cover administrative expenses at a maximum annual rate of $30. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       d) ISSUE CHARGE -- The Company will charge an expense of $20 plus $0.05 per $1,000 of the initial face amount for issue charges.

4.     PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2008 were as follows:

                                                   PURCHASES        PROCEEDS
SUB-ACCOUNT                                         AT COST        FROM SALES
--------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth Strategy
 Portfolio                                             $123,006           $5,409
AllianceBernstein VPS International Value
 Portfolio                                            2,825,371          369,715
AllianceBernstein VPS Small/Mid Cap Value
 Portfolio                                            1,146,424          210,434
AllianceBernstein VPS Value Portfolio                     1,917              250
AllianceBernstein VPS International Growth
 Portfolio                                              802,730          516,147
AIM V.I. Capital Appreciation Fund                      321,343          191,817
AIM V.I. Core Equity Fund                             2,297,545          533,082
AIM V.I. International Growth Fund                      682,293           11,478
AIM V.I. Mid Cap Core Equity Fund                     1,396,137          731,552
AIM V.I. Small Cap Equity Fund                          496,079          119,252
AIM V.I. Capital Development Fund                       449,748          138,174
American Funds Global Bond Fund                         281,985            5,906
American Funds Capital World Growth & Income
 Fund                                                   545,694            4,229
American Funds Asset Allocation Fund                  8,960,678        3,179,362

-------------------------------------------------------------------------------

                                                   PURCHASES        PROCEEDS
SUB-ACCOUNT                                         AT COST        FROM SALES
--------------------------------------------------------------------------------
American Funds Blue Chip Income and Growth
 Fund                                                $5,349,819       $2,757,928
American Funds Bond Fund                             10,237,088        4,916,960
American Funds Global Growth Fund                     5,741,279        2,172,259
American Funds Growth Fund                           18,883,648        3,899,144
American Funds Growth-Income Fund                    12,692,969        4,618,659
American Funds International Fund                    10,756,186        3,868,590
American Funds New World Fund                         3,891,375        2,885,000
American Funds Global Small Capitalization
 Fund                                                 3,875,639        2,132,491
Fidelity VIP Asset Manager Portfolio                    241,029          220,038
Fidelity VIP Equity-Income Portfolio                  1,915,076        2,527,001
Fidelity VIP Growth Portfolio                            25,760            1,377
Fidelity VIP Contrafund Portfolio                     4,068,526          727,891
Fidelity VIP Overseas Portfolio                         126,504          151,942
Fidelity VIP Mid Cap Portfolio                        3,229,754          614,062
Fidelity VIP Value Strategies Portfolio                   1,367               --
Fidelity VIP Dynamic Capital Appreciation
 Portfolio                                               25,161            1,846
Fidelity VIP Freedom 2010 Portfolio                      17,786               --
Fidelity VIP Freedom 2020 Portfolio                      86,162              994
Fidelity VIP Freedom 2030 Portfolio                      45,434            3,548
Franklin Income Securities Fund                       5,147,520          660,859
Franklin Small-Mid Cap Growth Securities Fund            50,917            2,489
Franklin Small Cap Value Securities Fund              1,979,126        1,128,771
Franklin Strategic Income Securities Fund             2,200,093           39,991
Mutual Shares Securities Fund                         4,372,453        1,509,532
Templeton Developing Markets Securities Fund             71,446            2,244
Templeton Foreign Securities Fund                        33,035              903
Templeton Growth Securities Fund                      1,085,817          212,092
Mutual Discovery Securities Fund                      3,062,390          879,325
Franklin Flex Cap Growth Securities Fund                  6,217               16
Templeton Global Income Securities Fund               3,643,524          554,908
Hartford Advisers HLS Fund                            4,276,888        4,057,513
Hartford LargeCap Growth HLS Fund                        11,928            1,207
Hartford Total Return Bond HLS Fund                  12,163,684        6,261,360
Hartford Capital Appreciation HLS Fund               18,775,267       10,225,791
Hartford Dividend and Growth HLS Fund                 6,916,496        4,282,476
Hartford Fundamental Growth HLS Fund                        590              193
Hartford Global Advisers HLS Fund                        21,456           25,930
Hartford Global Equity HLS Fund                         103,210          104,882
Hartford Global Growth HLS Fund                         104,743           42,889
Hartford Disciplined Equity HLS Fund                  2,142,409        1,252,581
Hartford Growth HLS Fund                                 33,893              224
Hartford Growth Opportunities HLS Fund                4,973,697        2,436,356
Hartford High Yield HLS Fund                            134,957            6,088
Hartford Index HLS Fund                               5,095,820        6,074,125
Hartford International Growth HLS Fund                    1,813               79
Hartford International Small Company HLS Fund           974,520        1,877,366
Hartford International Opportunities HLS Fund         3,955,638        2,915,660
Hartford MidCap Growth HLS Fund                          47,449            4,062

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                   PURCHASES        PROCEEDS
SUB-ACCOUNT                                         AT COST        FROM SALES
--------------------------------------------------------------------------------
Hartford MidCap HLS Fund                             $3,441,663       $5,610,379
Hartford MidCap Value HLS Fund                        2,241,227          829,644
Hartford Money Market HLS Fund                       53,527,816       35,139,893
Hartford Small Company HLS Fund                       2,024,984        1,992,726
Hartford SmallCap Growth HLS Fund                         6,457              526
Hartford Stock HLS Fund                               3,547,237        3,877,847
Hartford U.S. Government Securities HLS Fund          8,847,361        7,075,621
Hartford Value HLS Fund                                   1,901               27
Hartford Value Opportunities HLS Fund                 1,271,977        2,437,291
Hartford Equity Income HLS Fund                           8,036              145
Lord Abbett America's Value Portfolio                   389,874          199,845
Lord Abbett Bond-Debenture Portfolio                  1,640,514           40,859
Lord Abbett Growth and Income Portfolio                 511,321          199,340
MFS Growth Series                                         5,255              967
MFS Investors Trust Series                               88,223           20,839
MFS New Discovery Series                                542,689          373,033
MFS Total Return Series                               2,394,592        2,416,618
MFS Value Series                                      1,492,284            2,140
MFS Research Bond Series                                  5,150              278
Van Kampen -- UIF Core Plus Fixed Income
 Portfolio                                               20,528            9,659
Van Kampen -- UIF Emerging Markets Equity
 Portfolio                                                2,990              317
Van Kampen -- UIF High Yield Portfolio                    1,707              372
Van Kampen -- UIF Mid Cap Growth Portfolio              216,695            1,143
Van Kampen -- UIF U.S. Mid Cap Value
 Portfolio                                            1,662,496          384,243
Morgan Stanley -- Focus Growth Portfolio                  2,447            2,371
Morgan Stanley -- Balanced Portfolio                      3,287               --
Morgan Stanley -- Flexible Income Portfolio               5,085            1,343
Morgan Stanley -- Dividend Growth Portfolio               4,523            1,074
Morgan Stanley -- Money Market Portfolio                 12,820           48,938
Morgan Stanley -- Equally-Weighted S&P 500
 Portfolio                                                9,540            1,795
Oppenheimer Capital Appreciation Fund/VA                499,360          224,661
Oppenheimer Global Securities Fund/VA                   670,244          266,061
Oppenheimer Main Street Fund/VA                         231,412           23,947
Oppenheimer Main Street Small Cap Fund/VA               470,723              644
Oppenheimer Value Fund/VA                                16,522              234
Putnam VT Diversified Income Fund                     1,140,461          100,482
Putnam VT Global Asset Allocation Fund                   46,730           90,248
Putnam VT Global Equity Fund                            376,315          787,552
Putnam VT Growth and Income Fund                      3,542,012        1,918,121
Putnam VT Health Sciences Fund                            7,898          204,799
Putnam VT High Yield Fund                             2,239,918        2,218,306
Putnam VT Income Fund                                 1,628,247        2,007,894
Putnam VT International Growth and Income
 Fund                                                   746,141          250,382
Putnam VT International Equity Fund                   4,378,948        3,088,474
Putnam VT International New Opportunities
 Fund                                                    11,456           84,822
Putnam VT Investors Fund                                  3,201          128,625
Putnam VT Money Market Fund                               2,331            9,167

-------------------------------------------------------------------------------

                                                   PURCHASES        PROCEEDS
SUB-ACCOUNT                                         AT COST        FROM SALES
--------------------------------------------------------------------------------
Putnam VT New Opportunities Fund                       $686,320       $1,465,309
Putnam VT New Value Fund                                423,665          205,012
Putnam VT OTC & Emerging Growth Fund                         --           93,137
Putnam VT Small Cap Value Fund                          693,453          190,093
Putnam VT The George Putnam Fund of Boston               62,178          131,725
Putnam VT Utilities Growth and Income Fund               20,420          147,578
Putnam VT Vista Fund                                         11          103,327
Putnam VT Voyager Fund                                  696,165        1,574,830
Putnam VT Capital Opportunities Fund                    350,475          226,656
Putnam VT Equity Income Fund                            353,105          262,500
Van Kampen LIT Growth and Income Portfolio              233,604           12,506
Van Kampen LIT Comstock Portfolio                     1,427,791          676,818
                                                ---------------  ---------------
                                                   $287,818,293     $159,239,632
                                                ===============  ===============

5.     CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2008 were as follows:

                                  UNITS         UNITS          NET INCREASE
SUB-ACCOUNT                       ISSUED       REDEEMED         (DECREASE)
--------------------------------------------------------------------------------
AllianceBernstein VPS
 Balanced Wealth Strategy
 Portfolio                           13,490           853            12,637
AllianceBernstein VPS
 International Value
 Portfolio                          336,997        89,270           247,727
AllianceBernstein VPS
 Small/Mid Cap Value
 Portfolio                          107,826        32,634            75,192
AllianceBernstein VPS Value
 Portfolio                              290            42               248
AllianceBernstein VPS
 International Growth
 Portfolio                           99,068        56,723            42,345
AIM V.I. Capital Appreciation
 Fund                                46,059        32,001            14,058
AIM V.I. Core Equity Fund           200,607        50,219           150,388
AIM V.I. International Growth
 Fund                                95,987         6,487            89,500
AIM V.I. Mid Cap Core Equity
 Fund                                71,664        61,901             9,763
AIM V.I. Small Cap Equity
 Fund                                43,522        13,483            30,039
AIM V.I. Capital Development
 Fund                                33,072        21,238            11,834
American Funds Global Bond
 Fund                                29,795         2,135            27,660
American Funds Capital World
 Growth & Income Fund                83,230         4,074            79,156
American Funds Asset
 Allocation Fund                    689,071       441,924           247,147
American Funds Blue Chip
 Income and Growth Fund             384,329       280,156           104,173
American Funds Bond Fund            992,077       642,631           349,446
American Funds Global Growth
 Fund                             4,281,934     3,055,751         1,226,183
American Funds Growth Fund       17,520,610    10,748,318         6,772,292
American Funds Growth-Income
 Fund                            11,190,018     8,667,994         2,522,024
American Funds International
 Fund                               436,939       366,857            70,082
American Funds New World Fund       163,178       159,347             3,831
American Funds Global Small
 Capitalization Fund              1,637,065     1,824,842          (187,777)
Fidelity VIP Asset Manager
 Portfolio                               --        94,433           (94,433)
Fidelity VIP Equity-Income
 Portfolio                          906,738     1,348,063          (441,325)
Fidelity VIP Growth Portfolio         3,333           238             3,095
Fidelity VIP Contrafund
 Portfolio                          407,989       144,790           263,199
Fidelity VIP Overseas
 Portfolio                               --        62,077           (62,077)
Fidelity VIP Mid Cap
 Portfolio                          265,803        97,511           168,292
Fidelity VIP Value Strategies
 Portfolio                              346            83               263

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                  UNITS         UNITS          NET INCREASE
SUB-ACCOUNT                       ISSUED       REDEEMED         (DECREASE)
--------------------------------------------------------------------------------
Fidelity VIP Dynamic Capital
 Appreciation Portfolio               4,123           277             3,846
Fidelity VIP Freedom 2010
 Portfolio                            2,225            --             2,225
Fidelity VIP Freedom 2020
 Portfolio                           11,854           247            11,607
Fidelity VIP Freedom 2030
 Portfolio                            6,102           912             5,190
Franklin Income Securities
 Fund                               517,386       145,857           371,529
Franklin Small-Mid Cap Growth
 Securities Fund                      6,160           566             5,594
Franklin Small Cap Value
 Securities Fund                    130,093       103,774            26,319
Franklin Strategic Income
 Securities Fund                    255,489        25,547           229,942
Mutual Shares Securities Fund       354,512       196,357           158,155
Templeton Developing Markets
 Securities Fund                     11,783           871            10,912
Templeton Foreign Securities
 Fund                                 4,970           200             4,770
Templeton Growth Securities
 Fund                               120,815        35,605            85,210
Mutual Discovery Securities
 Fund                               309,488       135,509           173,979
Franklin Flex Cap Growth
 Securities Fund                        868            16               852
Templeton Global Income
 Securities Fund                    329,383        66,434           262,949
Hartford Advisers HLS Fund        1,966,567     2,447,338          (480,771)
Hartford LargeCap Growth HLS
 Fund                                 1,880           211             1,669
Hartford Total Return Bond
 HLS Fund                         6,142,379     5,039,896         1,102,483
Hartford Capital Appreciation
 HLS Fund                         2,820,957     3,045,363          (224,406)
Hartford Dividend and Growth
 HLS Fund                         2,640,708     2,331,634           309,074
Hartford Fundamental Growth
 HLS Fund                                69            29                40
Hartford Global Advisers HLS
 Fund                                    --        16,807           (16,807)
Hartford Global Equity HLS
 Fund                                11,967       108,963           (96,996)
Hartford Global Growth HLS
 Fund                                66,008        44,522            21,486
Hartford Disciplined Equity
 HLS Fund                         1,588,556     1,259,002           329,554
Hartford Growth HLS Fund              5,222           471             4,751
Hartford Growth Opportunities
 HLS Fund                           339,960       169,166           170,794
Hartford High Yield HLS Fund         14,961           848            14,113
Hartford Index HLS Fund           1,681,149     2,577,650          (896,501)
Hartford International Growth
 HLS Fund                               274            21               253
Hartford International Small
 Company HLS Fund                    53,008       117,018           (64,010)
Hartford International
 Opportunities HLS Fund           1,413,145     1,418,509            (5,364)
Hartford MidCap Growth HLS
 Fund                                 7,543           707             6,836
Hartford MidCap HLS Fund            998,873     2,186,549        (1,187,676)
Hartford MidCap Value HLS
 Fund                                89,287        77,877            11,410
Hartford Money Market HLS
 Fund                            58,789,943    49,149,404         9,640,539
Hartford Small Company HLS
 Fund                             1,659,486     1,573,858            85,628
Hartford SmallCap Growth HLS
 Fund                                   943           107               836
Hartford Stock HLS Fund           1,864,854     2,376,969          (512,115)
Hartford U.S. Government
 Securities HLS Fund              1,135,596     3,315,577        (2,179,981)
Hartford Value HLS Fund                 325            51               274
Hartford Value Opportunities
 HLS Fund                            94,756       212,486          (117,730)
Hartford Equity Income HLS
 Fund                                 1,092            91             1,001
Lord Abbett America's Value
 Portfolio                           39,377        28,515            10,862
Lord Abbett Bond-Debenture
 Portfolio                          185,442        10,853           174,589
Lord Abbett Growth and Income
 Portfolio                           57,031        28,413            28,618
MFS Growth Series                       535           141               394
MFS Investors Trust Series            8,712         2,061             6,651

-------------------------------------------------------------------------------

                                  UNITS         UNITS          NET INCREASE
SUB-ACCOUNT                       ISSUED       REDEEMED         (DECREASE)
--------------------------------------------------------------------------------
MFS New Discovery Series             31,594        29,367             2,227
MFS Total Return Series             164,124       252,144           (88,020)
MFS Value Series                    206,383         8,556           197,827
MFS Research Bond Series                547            31               516
Van Kampen -- UIF Core Plus
 Fixed Income Portfolio                 880           836                44
Van Kampen -- UIF Emerging
 Markets Equity Portfolio                29            12                17
Van Kampen -- UIF High Yield
 Portfolio                               80            29                51
Van Kampen -- UIF Mid Cap
 Growth Portfolio                    35,403         2,046            33,357
Van Kampen -- UIF U.S. Mid
 Cap Value Portfolio                134,246        56,320            77,926
Morgan Stanley -- Focus
 Growth Portfolio                       195           216               (21)
Morgan Stanley -- Balanced
 Portfolio                              215            59               156
Morgan Stanley -- Flexible
 Income Portfolio                       345           102               243
Morgan Stanley -- Dividend
 Growth Portfolio                       469           164               305
Morgan Stanley -- Money
 Market Portfolio                       869         4,283            (3,414)
Morgan Stanley --
 Equally-Weighted S&P 500
 Portfolio                              286           146               140
Oppenheimer Capital
 Appreciation Fund/VA                73,265        41,535            31,730
Oppenheimer Global Securities
 Fund/VA                             60,775        32,895            27,880
Oppenheimer Main Street
 Fund/VA                             22,002         3,961            18,041
Oppenheimer Main Street Small
 Cap Fund/VA                         67,460         3,071            64,389
Oppenheimer Value Fund/VA             2,070            44             2,026
Putnam VT Diversified Income
 Fund                               129,685        12,420           117,265
Putnam VT Global Asset
 Allocation Fund                      2,011         3,481            (1,470)
Putnam VT Global Equity Fund         15,824        38,648           (22,824)
Putnam VT Growth and Income
 Fund                                48,481        93,987           (45,506)
Putnam VT Health Sciences
 Fund                                    --        15,629           (15,629)
Putnam VT High Yield Fund            78,453       113,428           (34,975)
Putnam VT Income Fund               101,322       142,503           (41,181)
Putnam VT International
 Growth and Income Fund               3,090        16,008           (12,918)
Putnam VT International
 Equity Fund                        128,087       212,469           (84,382)
Putnam VT International New
 Opportunities Fund                      --         5,844            (5,844)
Putnam VT Investors Fund                 --        13,458           (13,458)
Putnam VT Money Market Fund              --         5,166            (5,166)
Putnam VT New Opportunities
 Fund                                47,027        78,449           (31,422)
Putnam VT New Value Fund                 --        13,404           (13,404)
Putnam VT OTC & Emerging
 Growth Fund                             --        12,656           (12,656)
Putnam VT Small Cap Value
 Fund                                56,936        31,747            25,189
Putnam VT The George Putnam
 Fund of Boston                          --         8,971            (8,971)
Putnam VT Utilities Growth
 and Income Fund                         --         4,247            (4,247)
Putnam VT Vista Fund                      1         8,929            (8,928)
Putnam VT Voyager Fund               54,900        87,119           (32,219)
Putnam VT Capital
 Opportunities Fund                  22,081        19,405             2,676
Putnam VT Equity Income Fund         22,276        23,156              (880)
Van Kampen LIT Growth and
 Income Portfolio                    28,986         2,194            26,792
Van Kampen LIT Comstock
 Portfolio                          155,911       116,555            39,356

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

    The changes in units outstanding for the year ended December 31, 2007 were as follows:

                                  UNITS         UNITS          NET INCREASE
SUB-ACCOUNT                       ISSUED       REDEEMED         (DECREASE)
--------------------------------------------------------------------------------
AllianceBernstein VP
 International Value
 Portfolio                          368,609        78,064           290,545
AllianceBernstein
 Small/Mid-Cap Value
 Portfolio                           98,398       173,449           (75,051)
AllianceBernstein VPS
 International Growth
 Portfolio                          103,975        22,457            81,518
AIM V.I. Capital Appreciation
 Fund                                37,681        25,485            12,196
AIM V.I. Core Equity Fund             2,454         2,178               276
AIM V.I. Mid Cap Core Equity
 Fund                                48,554        45,179             3,375
AIM V.I. Small Cap Equity
 Fund                                27,835         8,300            19,535
AIM V.I. Capital Development
 Fund                               143,782        14,540           129,242
American Funds Asset
 Allocation Fund                    602,801       240,196           362,605
American Funds Blue Chip
 Income and Growth Fund             216,024       103,668           112,356
American Funds Bond Fund            848,961       295,519           553,442
American Funds Global Growth
 Fund                             2,870,174     1,653,441         1,216,733
American Funds Growth Fund       11,766,349     6,743,800         5,022,549
American Funds Growth-Income
 Fund                             8,958,672     5,216,847         3,741,825
American Funds International
 Fund                               422,504       198,204           224,300
American Funds New World Fund       155,012        93,266            61,746
American Funds Global Small
 Capitalization Fund              1,332,887     1,101,388           231,499
Fidelity VIP Asset Manager
 Portfolio                          170,200       500,330          (330,130)
Fidelity VIP Equity-Income
 Portfolio                          697,636     1,226,451          (528,815)
Fidelity VIP Contrafund
 Portfolio                          400,220        97,616           302,604
Fidelity VIP Overseas
 Portfolio                               --        93,966           (93,966)
Fidelity VIP Mid Cap
 Portfolio                          256,781        59,708           197,073
Franklin Income Securities
 Fund                               428,821        53,184           375,637
Franklin Small-Mid Cap Growth
 Securities Fund                        971         3,703            (2,732)
Franklin Small Cap Value
 Securities Fund                     90,381        85,433             4,948
Franklin Strategic Income
 Securities Fund                        319         5,615            (5,296)
Mutual Shares Securities Fund       308,346        72,608           235,738
Templeton Developing Markets
 Securities Fund                         72           456              (384)
Templeton Growth Securities
 Fund                               116,014        20,032            95,982
Mutual Discovery Securities
 Fund                               275,841        66,889           208,952
Templeton Global Income
 Securities Fund                     66,951         2,553            64,398
Hartford Advisers HLS Fund        1,640,848     2,063,332          (422,484)
Hartford Total Return Bond
 HLS Fund                         4,554,168     5,102,432          (548,264)
Hartford Capital Appreciation
 HLS Fund                         1,729,547     2,346,508          (616,961)
Hartford Dividend and Growth
 HLS Fund                         2,121,011     1,772,616           348,395
Hartford Global Advisers HLS
 Fund                                     3        18,533           (18,530)
Hartford Global Growth HLS
 Fund                                     1        42,351           (42,350)
Hartford Global Technology
 HLS Fund                                --        53,383           (53,383)
Hartford Disciplined Equity
 HLS Fund                           474,302       741,117          (266,815)
Hartford Growth Opportunities
 HLS Fund                           132,765        93,621            39,144
Hartford Index HLS Fund           1,604,883     2,247,319          (642,436)
Hartford International Small
 Company HLS Fund                    87,517        72,056            15,461
Hartford International
 Opportunities HLS Fund           1,321,814     1,821,540          (499,726)
Hartford MidCap HLS Fund          1,045,076     2,288,345        (1,243,269)
Hartford MidCap Value HLS
 Fund                                78,460        82,807            (4,347)
Hartford Money Market HLS
 Fund                            42,232,792    39,777,362         2,455,430

-------------------------------------------------------------------------------

                                  UNITS         UNITS          NET INCREASE
SUB-ACCOUNT                       ISSUED       REDEEMED         (DECREASE)
--------------------------------------------------------------------------------
Hartford Mortgage Securities
 HLS Fund                           414,569       543,087          (128,518)
Hartford Small Company HLS
 Fund                               864,989     1,554,320          (689,331)
Hartford Stock HLS Fund           1,554,457     2,472,772          (918,315)
Hartford Value Opportunities
 HLS Fund                           159,497       179,598           (20,101)
Lord Abbett America's Value
 Portfolio                           64,643        10,503            54,140
Lord Abbett Growth and Income
 Portfolio                           58,257        17,941            40,316
MFS Investors Trust Series            2,475           271             2,204
MFS New Discovery Series             10,613         7,558             3,055
MFS Total Return Series             188,264       117,742            70,522
Core Plus Fixed Income                3,844           784             3,060
Emerging Markets Debt                   204           989              (785)
Emerging Markets Equity                  11            11                --
High Yield                              347         1,294              (947)
U.S. Mid Cap Value                  232,004        25,472           206,532
Focus Growth Portfolio                  887           194               693
Balanced Growth                         189            49               140
Flexible Income                         322            90               232
Dividend Growth                         477           145               332
Money Market                         15,050        12,495             2,555
Equally-Weighted S&P 500                369           187               182
Oppenheimer Capital
 Appreciation Fund/VA                69,902        32,239            37,663
Oppenheimer Global Securities
 Fund/VA                             67,681        23,428            44,253
Oppenheimer Main Street
 Fund/VA                             12,223         1,570            10,653
Putnam VT Diversified Income
 Fund                                    --        11,222           (11,222)
Putnam VT Global Asset
 Allocation Fund                         --         2,341            (2,341)
Putnam VT Global Equity Fund         19,037        50,617           (31,580)
Putnam VT Growth and Income
 Fund                                41,501       154,600          (113,099)
Putnam VT Health Sciences
 Fund                                    --         8,410            (8,410)
Putnam VT High Yield Fund            73,382        63,852             9,530
Putnam VT Income Fund               147,261        95,810            51,451
Putnam VT International
 Growth and Income Fund                  --        12,711           (12,711)
Putnam VT International
 Equity Fund                         86,983       157,743           (70,760)
Putnam VT International New
 Opportunities Fund                      --         3,855            (3,855)
Putnam VT Investors Fund                 --        23,291           (23,291)
Putnam VT Money Market Fund           2,789       114,978          (112,189)
Putnam VT New Opportunities
 Fund                                38,456        62,153           (23,697)
Putnam VT New Value Fund                 --        25,248           (25,248)
Putnam VT OTC & Emerging
 Growth Fund                          2,554        19,550           (16,996)
Putnam VT Small Cap Value
 Fund                                65,800        10,789            55,011
Putnam VT The George Putnam
 Fund of Boston                          --         7,891            (7,891)
Putnam VT Utilities Growth
 and Income Fund                          1         5,710            (5,709)
Putnam VT Vista Fund                     --        10,599           (10,599)
Putnam VT Voyager Fund               51,297       125,854           (74,557)
Putnam VT Capital
 Opportunities Fund                  26,422        13,086            13,336
Putnam VT Equity Income Fund         19,811        28,333            (8,522)
Growth and Income                     3,516           795             2,721
Van Kampen LIT Comstock             182,995        39,774           143,221

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS:

   The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for each series in each Sub-Account that has outstanding units.

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED
 WEALTH STRATEGY PORTFOLIO
 2008  Lowest contract charges           12,637     $7.481734         $94,544
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE PORTFOLIO
 2008  Lowest contract charges          645,465      6.074134       3,920,642
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          397,738     13.001625       5,171,241
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          107,193     12.314196       1,319,992
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
ALLIANCEBERNSTEIN VPS SMALL/MID
 CAP VALUE PORTFOLIO
 2008  Lowest contract charges          216,734      7.489616       1,623,257
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          141,542     11.656335       1,649,856
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          216,593     11.480951       2,486,688
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges            2,150     10.053255          21,612
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
ALLIANCEBERNSTEIN VPS VALUE
 PORTFOLIO
 2008  Lowest contract charges              248      6.481456           1,607
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH PORTFOLIO
 2008  Lowest contract charges          123,863      5.989175         741,838
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges           81,518     11.735231         956,630
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED
 WEALTH STRATEGY PORTFOLIO
 2008  Lowest contract charges           --              3.93%            (25.18)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE PORTFOLIO
 2008  Lowest contract charges           --              0.86%            (53.28)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.70%              5.58%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.04%             23.14%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
ALLIANCEBERNSTEIN VPS SMALL/MID
 CAP VALUE PORTFOLIO
 2008  Lowest contract charges           --              0.42%            (35.75)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.92%              1.53%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.05%             14.20%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --                --               0.53%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
ALLIANCEBERNSTEIN VPS VALUE
 PORTFOLIO
 2008  Lowest contract charges           --                --             (35.19)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH PORTFOLIO
 2008  Lowest contract charges           --                --             (48.96)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              1.60%             17.35%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION
 FUND
 2008  Lowest contract charges          227,057     $7.254268      $1,647,132
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          212,999     12.614437       2,686,865
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          200,803     11.261514       2,261,344
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges            2,699     10.594074          28,588
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
AIM V.I. CORE EQUITY FUND
 2008  Lowest contract charges          163,573     10.957579       1,792,368
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges           13,185     15.685297         206,809
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           12,909     14.507758         187,285
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
AIM V.I. INTERNATIONAL GROWTH
 FUND
 2008  Lowest contract charges           89,500      6.495072         581,307
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
AIM V.I. MID CAP CORE EQUITY FUND
 2008  Lowest contract charges          228,373     12.155426       2,775,974
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          218,610     17.005072       3,717,479
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          215,235     15.522798       3,341,054
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          226,372     13.954120       3,158,816
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges           91,618     12.966631       1,187,976
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
AIM V.I. CAPITAL APPRECIATION
 FUND
 2008  Lowest contract charges           --                --             (42.49)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --                --              12.01%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.11%              6.30%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              0.41%              5.94%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
AIM V.I. CORE EQUITY FUND
 2008  Lowest contract charges           --             12.90%            (30.14)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              1.12%              8.12%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              1.62%             15.24%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
AIM V.I. INTERNATIONAL GROWTH
 FUND
 2008  Lowest contract charges           --              2.47%            (35.05)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
AIM V.I. MID CAP CORE EQUITY FUND
 2008  Lowest contract charges           --              1.62%            (28.52)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.23%              9.55%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.95%             11.24%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              0.64%              7.62%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.18%             13.82%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
AIM V.I. SMALL CAP EQUITY FUND
 2008  Lowest contract charges           64,756     $8.853684        $573,329
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges           34,717     12.889339         447,477
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           15,182     12.253694         186,032
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges            1,546     10.434113          16,135
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
AIM V.I. CAPITAL DEVELOPMENT FUND
 2008  Lowest contract charges          160,469      7.052376       1,131,691
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          148,635     13.312750       1,978,746
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           19,393     12.010285         232,913
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
AMERICAN FUNDS GLOBAL BOND FUND
 2008  Lowest contract charges           27,660      9.952373         275,278
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
AMERICAN FUNDS CAPITAL WORLD
 GROWTH & INCOME FUND
 2008  Lowest contract charges           79,156      6.139312         485,963
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
AMERICAN FUNDS ASSET ALLOCATION
 FUND
 2008  Lowest contract charges        2,160,890     11.262300      24,336,595
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges        1,913,743     15.977239      30,576,323
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges        1,551,138     14.994647      23,258,760
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges        1,275,272     13.077484      16,677,347
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          830,729     11.982388       9,954,118
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
AIM V.I. SMALL CAP EQUITY FUND
 2008  Lowest contract charges           --                --             (31.31)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.06%              5.19%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --                --              17.44%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --                --               4.34%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
AIM V.I. CAPITAL DEVELOPMENT FUND
 2008  Lowest contract charges           --                --             (47.03)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --                --              10.85%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --                --              16.52%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
AMERICAN FUNDS GLOBAL BOND FUND
 2008  Lowest contract charges           --             15.28%             (0.48)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
AMERICAN FUNDS CAPITAL WORLD
 GROWTH & INCOME FUND
 2008  Lowest contract charges           --             10.73%            (38.61)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
AMERICAN FUNDS ASSET ALLOCATION
 FUND
 2008  Lowest contract charges           --              2.70%            (29.51)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              2.34%              6.55%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              2.45%             14.66%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              2.54%              9.14%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              2.61%              8.34%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
AMERICAN FUNDS BLUE CHIP INCOME
 AND GROWTH FUND
 2008  Lowest contract charges          984,243    $10.382553     $10,218,954
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          880,070     16.351739      14,390,677
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          767,714     16.027025      12,304,164
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          632,933     13.649702       8,639,342
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          473,436     12.728640       6,026,200
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
AMERICAN FUNDS BOND FUND
 2008  Lowest contract charges        1,874,922     11.107228      20,825,185
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges        1,525,476     12.252603      18,691,050
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          972,034     11.857928      11,526,309
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          685,531     11.083750       7,598,259
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          469,544     10.910455       5,122,936
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
AMERICAN FUNDS GLOBAL GROWTH FUND
 2008  Lowest contract charges       15,007,918      1.058316      15,883,119
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges       13,781,735      1.717724      23,673,217
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges       12,565,002      1.495637      18,792,683
    Highest contract charges                 --     17.724480               9
    Remaining contract charges               --            --              --
 2005  Lowest contract charges       11,133,082      1.241944      13,826,665
    Highest contract charges                  6     14.718054              84
    Remaining contract charges               --            --              --
 2004  Lowest contract charges        9,232,828      1.088710      10,051,872
    Highest contract charges                 12     12.902130             150
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
AMERICAN FUNDS BLUE CHIP INCOME
 AND GROWTH FUND
 2008  Lowest contract charges           --              2.15%            (36.51)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              2.59%              2.03%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              1.13%             17.42%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              1.01%              7.24%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.67%              9.74%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
AMERICAN FUNDS BOND FUND
 2008  Lowest contract charges           --              5.95%             (9.35)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              8.28%              3.33%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              3.86%              6.99%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              3.39%              1.59%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              3.02%              5.72%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
AMERICAN FUNDS GLOBAL GROWTH FUND
 2008  Lowest contract charges           --              1.97%            (38.39)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              2.75%             14.85%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.87%             20.43%
    Highest contract charges             --              0.98%             20.43%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              0.65%             14.08%
    Highest contract charges             --              0.71%             14.08%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.42%             13.49%
    Highest contract charges             --              0.24%             13.49%
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
AMERICAN FUNDS GROWTH FUND
 2008  Lowest contract charges       67,904,392     $0.742443     $50,415,141
    Highest contract charges              6,963      9.334667          64,995
    Remaining contract charges               --            --              --
 2007  Lowest contract charges       61,132,996      1.325073      81,005,683
    Highest contract charges              6,067     16.660105         101,077
    Remaining contract charges               --            --              --
 2006  Lowest contract charges       56,102,417      1.179431      66,168,930
    Highest contract charges             14,097     14.828943         209,041
    Remaining contract charges               --            --              --
 2005  Lowest contract charges       53,419,520      1.070088      57,163,587
    Highest contract charges              7,181     13.454264          96,609
    Remaining contract charges               --            --              --
 2004  Lowest contract charges       45,726,060      0.920977      42,112,650
    Highest contract charges              5,269     11.579473          61,014
    Remaining contract charges               --            --              --
AMERICAN FUNDS GROWTH-INCOME FUND
 2008  Lowest contract charges       50,693,382      0.952901      48,305,775
    Highest contract charges              4,465      9.276999          41,418
    Remaining contract charges               --            --              --
 2007  Lowest contract charges       48,171,953      1.533170      73,855,794
    Highest contract charges              3,870     14.926191          57,764
    Remaining contract charges               --            --              --
 2006  Lowest contract charges       44,422,779      1.459565      64,837,933
    Highest contract charges             11,219     14.209615         159,415
    Remaining contract charges               --            --              --
 2005  Lowest contract charges       42,523,725      1.266953      53,875,562
    Highest contract charges              4,773     12.334477          58,877
    Remaining contract charges               --            --              --
 2004  Lowest contract charges       40,103,868      1.197136      48,009,785
    Highest contract charges              4,291     11.654792          50,011
    Remaining contract charges               --            --              --
AMERICAN FUNDS INTERNATIONAL FUND
 2008  Lowest contract charges            2,496     13.197152          32,934
    Highest contract charges          1,592,430     15.043908      23,956,373
    Remaining contract charges               --            --              --
 2007  Lowest contract charges            2,219     22.802217          50,595
    Highest contract charges          1,522,625     25.993056      39,577,672
    Remaining contract charges               --            --              --
 2006  Lowest contract charges            7,433     18.998340         141,217
    Highest contract charges          1,293,111     21.656876      28,004,737
    Remaining contract charges               --            --              --
 2005  Lowest contract charges            3,617     15.967935          57,760
    Highest contract charges          1,052,800     18.202405      19,163,499
    Remaining contract charges               --            --              --
 2004  Lowest contract charges            2,664     13.142052          35,011
    Highest contract charges            723,268     14.981085      10,835,340
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
AMERICAN FUNDS GROWTH FUND
 2008  Lowest contract charges           --              0.87%            (43.97)%
    Highest contract charges             --              0.89%            (43.97)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.81%             12.35%
    Highest contract charges             --              0.53%             12.35%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.83%             10.22%
    Highest contract charges             --              0.98%             10.22%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              0.74%             16.19%
    Highest contract charges             --              0.75%             16.19%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.20%             12.50%
    Highest contract charges             --              0.19%             12.50%
    Remaining contract charges           --                --                 --
AMERICAN FUNDS GROWTH-INCOME FUND
 2008  Lowest contract charges           --              1.81%            (37.85)%
    Highest contract charges             --              1.84%            (37.85)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              1.58%              5.04%
    Highest contract charges             --              0.87%              5.04%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              1.62%             15.20%
    Highest contract charges             --              2.09%             15.20%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              1.38%              5.83%
    Highest contract charges             --              1.39%              5.83%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.98%             10.37%
    Highest contract charges             --              0.96%             10.37%
    Remaining contract charges           --                --                 --
AMERICAN FUNDS INTERNATIONAL FUND
 2008  Lowest contract charges           --              2.20%            (42.12)%
    Highest contract charges             --              2.00%            (42.12)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.78%             20.02%
    Highest contract charges             --              1.59%             20.02%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              2.04%             18.98%
    Highest contract charges             --              1.76%             18.98%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              1.62%             21.50%
    Highest contract charges             --              1.66%             21.50%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              1.41%             19.32%
    Highest contract charges             --              1.62%             19.32%
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
AMERICAN FUNDS NEW WORLD FUND
 2008  Lowest contract charges          454,333    $18.002579      $8,179,160
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          450,502     31.240624      14,073,969
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          388,756     23.629455       9,186,092
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          329,944     17.820884       5,879,892
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          176,992     14.760130       2,612,418
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2008  Lowest contract charges        7,312,155      1.147402       8,389,980
    Highest contract charges                189     12.386047           2,335
    Remaining contract charges               --            --              --
 2007  Lowest contract charges        7,499,917      2.468617      18,514,422
    Highest contract charges                204     26.648331           5,432
    Remaining contract charges               --            --              --
 2006  Lowest contract charges        7,268,622      2.032992      14,777,050
    Highest contract charges                 --     21.945843               6
    Remaining contract charges               --            --              --
 2005  Lowest contract charges        7,793,881      1.638805      12,772,651
    Highest contract charges                  3     17.690683              50
    Remaining contract charges               --            --              --
 2004  Lowest contract charges        6,869,948      1.307366       8,981,536
    Highest contract charges                  6     14.112968              81
    Remaining contract charges               --            --              --
FIDELITY VIP ASSET MANAGER
 PORTFOLIO
 2008  Lowest contract charges          722,176      1.871681       1,351,682
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          816,609      2.625733       2,144,197
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges        1,146,739      2.273295       2,606,876
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges        1,494,842      2.118302       3,166,526
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges        1,748,101      2.035964       3,559,071
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
AMERICAN FUNDS NEW WORLD FUND
 2008  Lowest contract charges           --              1.60%            (42.37)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              3.30%             32.21%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              1.44%             32.59%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              1.26%             20.74%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              1.49%             18.80%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2008  Lowest contract charges           --                --             (53.52)%
    Highest contract charges             --                --             (53.52)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              2.92%             21.43%
    Highest contract charges             --              3.16%             21.43%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.45%             24.05%
    Highest contract charges             --              0.54%             24.05%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              0.90%             25.35%
    Highest contract charges             --              1.03%             25.35%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --                --              20.88%
    Highest contract charges             --                --              20.88%
    Remaining contract charges           --                --                 --
FIDELITY VIP ASSET MANAGER
 PORTFOLIO
 2008  Lowest contract charges           --              2.52%            (28.72)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              5.97%             15.50%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              2.79%              7.32%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              2.77%              4.04%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              2.79%              5.47%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
 2008  Lowest contract charges           70,166     $7.215315        $506,267
    Highest contract charges          6,029,413      1.919982      11,576,365
    Remaining contract charges               --            --              --
 2007  Lowest contract charges           52,432     12.616655         661,517
    Highest contract charges          6,488,472      3.348026      21,723,574
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           26,165     12.458100         325,969
    Highest contract charges          7,043,554      3.297550      23,226,472
    Remaining contract charges               --            --              --
 2005  Lowest contract charges            5,125     10.387944          53,236
    Highest contract charges          7,376,427      2.743539      20,237,514
    Remaining contract charges               --            --              --
 2004  Lowest contract charges        7,144,804      2.591536      18,516,017
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
FIDELITY VIP GROWTH PORTFOLIO
 2008  Lowest contract charges            3,095      5.923299          18,329
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
FIDELITY VIP CONTRAFUND PORTFOLIO
 2008  Lowest contract charges          882,231      8.007735       7,064,671
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          619,032     13.972661       8,649,521
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          316,428     11.911647       3,769,185
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges           60,505     10.689654         646,782
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
FIDELITY VIP OVERSEAS PORTFOLIO
 2008  Lowest contract charges          307,660      1.673907         514,995
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          369,737      2.978729       1,101,347
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          463,703      2.539150       1,177,413
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          525,821      2.150376       1,130,712
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          746,523      1.806348       1,348,480
    Highest contract charges                 --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
 2008  Lowest contract charges           --              2.66%            (42.81)%
    Highest contract charges             --              2.55%            (42.65)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              2.07%              1.27%
    Highest contract charges             --              1.74%              1.53%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              3.17%             19.93%
    Highest contract charges             --              3.33%             20.19%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --                --               3.88%
    Highest contract charges             --              1.56%              5.87%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              1.48%             11.53%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
FIDELITY VIP GROWTH PORTFOLIO
 2008  Lowest contract charges           --              2.85%            (40.77)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
FIDELITY VIP CONTRAFUND PORTFOLIO
 2008  Lowest contract charges           --              0.94%            (42.69)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              1.10%             17.30%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              1.13%             11.43%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --                --               6.90%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
FIDELITY VIP OVERSEAS PORTFOLIO
 2008  Lowest contract charges           --              2.43%            (43.81)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              3.29%             17.31%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.88%             18.08%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              0.75%             19.05%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              1.69%             13.64%
    Highest contract charges             --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
    Remaining contract charges               --            --              --
FIDELITY VIP MID CAP PORTFOLIO
 2008  Lowest contract charges          549,168     $8.324310      $4,571,445
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          380,876     13.783318       5,249,730
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          183,803     11.950350       2,196,507
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges           62,615     10.631702         665,699
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 2008  Lowest contract charges              263      5.406483           1,419
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 2008  Lowest contract charges            3,846      6.471799          24,888
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
FIDELITY VIP FREEDOM 2010
 PORTFOLIO
 2008  Lowest contract charges            2,225      7.810650          17,377
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
FIDELITY VIP FREEDOM 2020
 PORTFOLIO
 2008  Lowest contract charges           11,607      7.169550          83,211
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
FIDELITY VIP FREEDOM 2030
 PORTFOLIO
 2008  Lowest contract charges            5,190      6.707483          34,809
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
FRANKLIN INCOME SECURITIES FUND
 2008  Lowest contract charges          944,659      8.351913       7,889,708
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          573,130     11.872911       6,804,717
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          197,493     11.443038       2,259,923
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
    Remaining contract charges           --                --                 --
FIDELITY VIP MID CAP PORTFOLIO
 2008  Lowest contract charges           --              0.26%            (39.61)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.56%             15.34%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.07%             12.40%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --                --               6.32%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 2008  Lowest contract charges           --             15.62%            (45.94)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 2008  Lowest contract charges           --              4.56%            (35.28)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
FIDELITY VIP FREEDOM 2010
 PORTFOLIO
 2008  Lowest contract charges           --             53.86%            (21.89)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
FIDELITY VIP FREEDOM 2020
 PORTFOLIO
 2008  Lowest contract charges           --             35.36%            (28.31)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
FIDELITY VIP FREEDOM 2030
 PORTFOLIO
 2008  Lowest contract charges           --             12.00%            (32.93)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
FRANKLIN INCOME SECURITIES FUND
 2008  Lowest contract charges           --              5.22%            (29.66)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              3.17%              3.76%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.48%             14.43%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2008  Lowest contract charges            4,026     $8.071731         $32,492
    Highest contract charges              5,369      6.531711          35,070
    Remaining contract charges               --            --              --
 2007  Lowest contract charges            3,801     14.036486          53,353
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges            6,533     12.618034          82,435
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges            2,567     11.608814          29,798
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges            2,131     11.078548          23,612
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2008  Lowest contract charges          411,590     12.530774       5,157,547
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          385,271     18.707094       7,207,292
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          380,323     19.163059       7,288,158
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          427,649     16.381351       7,005,476
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          440,721     15.061082       6,637,740
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2008  Lowest contract charges            1,107     14.327896          15,864
    Highest contract charges            229,868      8.855462       2,035,583
    Remaining contract charges               --            --              --
 2007  Lowest contract charges            1,033     16.104116          16,632
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges            6,329     15.163760          95,971
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges              711     13.975151           9,938
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges              525     13.737429           7,208
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2008  Lowest contract charges           --                --             (42.50)%
    Highest contract charges             --                --             (34.68)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --                --              11.24%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --                --               8.69%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --                --               4.79%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --                --              11.48%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2008  Lowest contract charges           --              1.12%            (33.02)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.64%             (2.38)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.69%             16.98%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              0.71%              8.77%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.19%             23.75%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2008  Lowest contract charges           --              7.26%            (11.03)%
    Highest contract charges             --              0.07%            (11.45)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              6.89%              6.20%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              7.30%              8.51%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              5.15%              1.73%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              2.91%             10.01%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND
 2008  Lowest contract charges            3,595    $10.358674         $37,242
    Highest contract charges            888,058     10.912235       9,690,693
    Remaining contract charges               --            --              --
 2007  Lowest contract charges            3,110     16.470500          51,228
    Highest contract charges            730,388     17.350672      12,672,724
    Remaining contract charges               --            --              --
 2006  Lowest contract charges            4,892     15.916691          77,870
    Highest contract charges            492,868     16.767268       8,264,057
    Remaining contract charges               --            --              --
 2005  Lowest contract charges            4,611     13.445436          62,001
    Highest contract charges            488,212     14.163953       6,915,005
    Remaining contract charges               --            --              --
 2004  Lowest contract charges            3,115     12.162024          37,886
    Highest contract charges            307,925     12.811952       3,945,115
    Remaining contract charges               --            --              --
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2008  Lowest contract charges           10,912      5.148877          56,182
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges               --     36.814009              --
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges              384     28.518907          10,937
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges              543     22.205212          12,051
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges              410     17.380853           7,125
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
TEMPLETON FOREIGN SECURITIES FUND
 2008  Lowest contract charges            4,770      6.491152          30,964
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
MUTUAL SHARES SECURITIES FUND
 2008  Lowest contract charges           --              3.06%            (37.11)%
    Highest contract charges             --              3.10%            (37.11)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              1.81%              3.48%
    Highest contract charges             --              1.39%              3.48%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              1.27%             18.38%
    Highest contract charges             --              1.43%             18.38%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              0.90%             10.55%
    Highest contract charges             --              0.87%             10.55%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.77%             12.63%
    Highest contract charges             --              0.83%             12.63%
    Remaining contract charges           --                --                 --
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2008  Lowest contract charges           --                --             (48.51)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --                --                 --
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              1.06%             28.43%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              1.44%             27.76%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              1.97%             24.83%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
TEMPLETON FOREIGN SECURITIES FUND
 2008  Lowest contract charges           --                --             (35.09)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES FUND
 2008  Lowest contract charges            5,184     $9.463986         $49,061
    Highest contract charges            221,602      6.895852       1,528,138
    Remaining contract charges               --            --              --
 2007  Lowest contract charges            5,248     16.408497          86,120
    Highest contract charges            136,328     11.955902       1,629,924
    Remaining contract charges               --            --              --
 2006  Lowest contract charges            4,552     16.032175          72,981
    Highest contract charges             41,042     11.681704         479,436
    Remaining contract charges               --            --              --
 2005  Lowest contract charges            4,279     13.161858          56,314
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges            3,103     12.090285          37,521
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
MUTUAL DISCOVERY SECURITIES FUND
 2008  Lowest contract charges          480,606      9.148724       4,396,929
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          306,627     12.787292       3,920,934
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           97,675     11.432675       1,116,692
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
FRANKLIN FLEX CAP GROWTH
 SECURITIES FUND
 2008  Lowest contract charges              852      7.333637           6,248
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
TEMPLETON GLOBAL INCOME
 SECURITIES FUND
 2008  Lowest contract charges          327,347     11.691131       3,827,060
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges           64,398     11.007928         708,885
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
TEMPLETON GROWTH SECURITIES FUND
 2008  Lowest contract charges           --              1.76%            (42.32)%
    Highest contract charges             --              1.71%            (42.32)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              1.27%              2.35%
    Highest contract charges             --              1.20%              2.35%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              1.20%             21.81%
    Highest contract charges             --              0.07%             16.82%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              1.17%              8.86%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              1.18%             16.03%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
MUTUAL DISCOVERY SECURITIES FUND
 2008  Lowest contract charges           --              2.43%            (28.46)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              1.50%             11.85%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.49%             14.33%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
FRANKLIN FLEX CAP GROWTH
 SECURITIES FUND
 2008  Lowest contract charges           --                --             (26.66)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
TEMPLETON GLOBAL INCOME
 SECURITIES FUND
 2008  Lowest contract charges           --              3.51%              6.21%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.31%             10.08%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
 2008  Lowest contract charges       13,958,077     $2.329770     $32,519,107
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges       14,438,848      3.408043      49,208,214
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges       14,861,332      3.195934      47,495,835
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges       16,667,929      2.886947      48,119,426
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges       17,549,021      2.692139      47,244,405
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD LARGECAP GROWTH HLS FUND
 2008  Lowest contract charges            1,669      6.402873          10,687
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD TOTAL RETURN BOND HLS
 FUND
 2008  Lowest contract charges       20,180,164      2.284046      46,092,422
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges       19,077,681      2.472569      47,170,883
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges       19,625,945      2.362266      46,361,704
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges       18,253,916      2.254006      41,144,436
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges       15,824,942      2.200121      34,816,788
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
HARTFORD ADVISERS HLS FUND
 2008  Lowest contract charges           --              3.12%            (31.64)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              2.24%              6.64%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              2.33%             10.70%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              3.28%              7.24%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              2.08%              3.74%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
HARTFORD LARGECAP GROWTH HLS FUND
 2008  Lowest contract charges           --              7.89%            (35.97)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
HARTFORD TOTAL RETURN BOND HLS
 FUND
 2008  Lowest contract charges           --              6.93%             (7.63)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              5.12%              4.67%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              5.12%              4.80%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              7.70%              2.45%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              4.61%              4.62%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS
 FUND
 2008  Lowest contract charges       15,384,133     $4.175508     $64,236,570
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges       15,608,539      7.674740     119,791,476
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges       16,225,500      6.569283     106,589,899
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges       16,315,553      5.633312      91,910,603
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges       16,243,964      4.875404      79,195,890
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD DIVIDEND AND GROWTH HLS
 FUND
 2008  Lowest contract charges       12,865,016      2.975883      38,284,781
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges       12,555,942      4.404234      55,299,306
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges       12,207,547      4.068371      49,664,830
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges       12,189,019      3.380148      41,200,688
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges       11,553,615      3.190025      36,856,320
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD FUNDAMENTAL GROWTH HLS
 FUND
 2008  Lowest contract charges               40      6.300540             251
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS
 FUND
 2008  Lowest contract charges           --              1.88%            (45.59)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.12%             16.83%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              1.39%             16.62%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              0.97%             15.55%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.36%             19.36%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
HARTFORD DIVIDEND AND GROWTH HLS
 FUND
 2008  Lowest contract charges           --              2.41%            (32.43)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              1.72%              8.26%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              1.79%             20.36%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              1.94%              5.96%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              1.46%             12.42%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
HARTFORD FUNDAMENTAL GROWTH HLS
 FUND
 2008  Lowest contract charges           --                --             (37.00)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS FUND
 2008  Lowest contract charges          214,468     $1.206928        $258,847
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          231,275      1.788088         413,540
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          249,805      1.533670         383,119
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          381,808      1.409162         538,030
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          482,358      1.363233         657,568
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD GLOBAL EQUITY HLS FUND
 2008  Lowest contract charges            1,822      6.233399          11,354
    Highest contract charges              9,640      6.096042          58,767
    Remaining contract charges               --            --              --
HARTFORD GLOBAL GROWTH HLS FUND
 2008  Lowest contract charges          369,651      0.768187         283,961
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          348,165      1.615778         562,557
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          390,515      1.292115         504,590
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          448,267      1.131997         507,437
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          455,765      1.103429         502,904
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS FUND
 2008  Lowest contract charges           --              4.53%            (32.50)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.86%             16.59%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              2.85%              8.84%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              3.60%              3.37%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.02%             12.75%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
HARTFORD GLOBAL EQUITY HLS FUND
 2008  Lowest contract charges           --              7.19%            (37.67)%
    Highest contract charges             --              1.21%            (39.04)%
    Remaining contract charges           --                --                 --
HARTFORD GLOBAL GROWTH HLS FUND
 2008  Lowest contract charges           --              0.74%            (52.46)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.05%             25.05%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.77%             14.15%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              0.82%              2.59%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.52%             19.19%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS
 FUND
 2008  Lowest contract charges        5,639,389     $1.043087      $5,882,374
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges        5,309,835      1.662814       8,829,268
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges        5,576,650      1.534766       8,558,853
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges        5,948,982      1.364817       8,119,271
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges        5,956,704      1.280563       7,627,935
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD GROWTH HLS FUND
 2008  Lowest contract charges            4,751      6.655178          31,617
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD GROWTH OPPORTUNITIES HLS
 FUND
 2008  Lowest contract charges          500,646     12.987431       6,502,104
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          329,852     23.902204       7,884,188
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          290,708     18.435854       5,359,453
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          419,773     16.452771       6,906,421
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          252,938     14.145761       3,578,006
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD HIGH YIELD HLS FUND
 2008  Lowest contract charges           14,113      7.732285         109,128
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS
 FUND
 2008  Lowest contract charges           --              1.32%            (37.27)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              1.02%              8.34%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              1.11%             12.45%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              1.18%              6.58%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              1.10%              8.41%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
HARTFORD GROWTH HLS FUND
 2008  Lowest contract charges           --              1.17%            (33.45)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
HARTFORD GROWTH OPPORTUNITIES HLS
 FUND
 2008  Lowest contract charges           --              0.61%            (45.66)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.15%             29.65%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.64%             12.05%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              0.28%             16.31%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --                --              17.19%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
HARTFORD HIGH YIELD HLS FUND
 2008  Lowest contract charges           --             48.22%            (22.68)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
 2008  Lowest contract charges       13,639,473     $2.490602     $33,970,499
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges       14,535,974      3.960309      57,566,948
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges       15,178,410      3.764477      57,138,776
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges       17,793,752      3.260543      58,017,293
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges       17,958,536      3.120058      56,031,672
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD INTERNATIONAL GROWTH HLS
 FUND
 2008  Lowest contract charges              253      4.938498           1,244
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD INTERNATIONAL SMALL
 COMPANY HLS FUND
 2008  Lowest contract charges          178,458     14.524923       2,592,083
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          242,468     25.232430       6,118,056
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          227,007     23.147960       5,254,752
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          187,493     17.897193       3,355,604
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges           98,428     15.090922       1,485,376
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
HARTFORD INDEX HLS FUND
 2008  Lowest contract charges           --              2.15%            (37.11)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              1.66%              5.20%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              1.63%             15.46%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              1.92%              4.50%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              1.27%             10.39%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
HARTFORD INTERNATIONAL GROWTH HLS
 FUND
 2008  Lowest contract charges           --              5.49%            (50.62)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
HARTFORD INTERNATIONAL SMALL
 COMPANY HLS FUND
 2008  Lowest contract charges           --              1.10%            (42.44)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              1.71%              9.01%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              2.01%             29.34%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              2.68%             18.60%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --                --              16.96%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2008  Lowest contract charges        6,265,299     $2.167800     $13,581,916
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges        6,270,663      3.753520      23,537,059
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges        6,770,389      2.945663      19,943,287
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges        6,325,969      2.366771      14,972,119
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges        6,048,432      2.064885      12,489,317
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD MIDCAP GROWTH HLS FUND
 2008  Lowest contract charges            6,836      5.812147          39,730
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD MIDCAP HLS FUND
 2008  Lowest contract charges        9,999,343      2.710162      27,099,839
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges       11,187,019      4.190281      46,876,751
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges       12,430,288      3.634263      45,174,935
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges       12,554,927      3.252335      40,832,830
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges       13,476,489      2.784937      37,531,173
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2008  Lowest contract charges           --              2.32%            (42.25)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              1.12%             27.43%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              2.77%             24.46%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --                --              14.62%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.78%             18.08%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
HARTFORD MIDCAP GROWTH HLS FUND
 2008  Lowest contract charges           --              2.11%            (41.88)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
HARTFORD MIDCAP HLS FUND
 2008  Lowest contract charges           --              0.52%            (35.32)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.47%             15.30%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              1.11%             11.74%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              0.40%             16.78%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.27%             16.44%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
 2008  Lowest contract charges          396,745    $11.600671      $4,602,507
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          385,335     19.402626       7,476,509
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          389,682     18.998199       7,403,258
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          301,487     16.116626       4,858,950
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          309,871     14.653166       4,540,597
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD MONEY MARKET HLS FUND
 2008  Lowest contract charges       38,331,448      1.795505      68,824,307
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges       28,690,909      1.757923      50,436,409
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges       26,235,479      1.675089      43,946,762
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges       25,543,352      1.599845      40,865,404
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges       31,459,077      1.555598      48,937,677
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD SMALL COMPANY HLS FUND
 2008  Lowest contract charges        9,046,082      1.512167      13,679,186
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges        8,960,454      2.545893      22,812,358
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges        9,649,785      2.228805      21,507,488
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges       10,363,104      1.947811      20,185,368
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges        9,913,174      1.609664      15,956,879
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
 2008  Lowest contract charges           --              0.79%            (40.21)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.53%              2.13%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              1.03%             17.88%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              0.62%              9.99%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.10%             16.30%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
HARTFORD MONEY MARKET HLS FUND
 2008  Lowest contract charges           --              2.01%              2.14%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              4.81%              4.95%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              4.60%              4.70%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              2.76%              2.84%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.93%              0.94%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
HARTFORD SMALL COMPANY HLS FUND
 2008  Lowest contract charges           --              0.11%            (40.60)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.23%             14.23%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.19%             14.43%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --                --              21.01%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --                --              12.18%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD SMALLCAP GROWTH HLS FUND
 2008  Lowest contract charges                      836       $6.988318            $5,840
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
HARTFORD STOCK HLS FUND
 2008  Lowest contract charges               13,416,175        2.316588        31,079,750
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges               13,928,290        4.073434        56,735,972
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges               14,846,605        3.846378        57,105,654
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges               15,540,249        3.354778        52,134,086
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges               16,186,432        3.060365        49,536,391
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 2008  Lowest contract charges                   29,166        9.725726           283,666
    Highest contract charges                    719,046        9.957373         7,159,806
    Remaining contract charges                       --              --                --
HARTFORD VALUE HLS FUND
 2008  Lowest contract charges                      274        7.173269             1,959
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
HARTFORD VALUE OPPORTUNITIES HLS FUND
 2008  Lowest contract charges                  277,942       10.424442         2,897,388
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  395,672       17.686037         6,997,870
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  415,773       18.873752         7,847,191
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  645,413       15.857149        10,234,402
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                  355,885       14.638700         5,209,692
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD SMALLCAP GROWTH HLS FUND
 2008  Lowest contract charges                  --               1.22%             (30.12)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
HARTFORD STOCK HLS FUND
 2008  Lowest contract charges                  --               2.09%             (43.13)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               1.02%               5.90%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               1.34%              14.65%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               1.88%               9.62%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               1.10%               4.17%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 2008  Lowest contract charges                  --              20.96%              (2.74)%
    Highest contract charges                    --               8.14%              (0.43)%
    Remaining contract charges                  --                 --                  --
HARTFORD VALUE HLS FUND
 2008  Lowest contract charges                  --              13.77%             (28.27)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
HARTFORD VALUE OPPORTUNITIES HLS FUND
 2008  Lowest contract charges                  --               1.56%             (41.06)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               1.15%              (6.29)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.98%              19.02%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               1.56%               8.32%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               0.24%              18.87%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD EQUITY INCOME HLS FUND
 2008  Lowest contract charges                    1,001       $7.803063            $7,809
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
LORD ABBETT AMERICA'S VALUE PORTFOLIO
 2008  Lowest contract charges                  123,449        8.730699         1,077,796
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  112,587       11.828624         1,331,743
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   58,447       11.466028           670,159
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                    4,988       10.009346            49,923
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 2008  Lowest contract charges                  174,589        8.432890         1,472,287
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
LORD ABBETT GROWTH AND INCOME
 PORTFOLIO
 2008  Lowest contract charges                  139,183        7.998229         1,113,217
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  110,565       12.579832         1,390,893
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   70,249       12.161720           854,345
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                   11,884       10.370449           123,245
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
MFS GROWTH SERIES
 2008  Lowest contract charges                      394        6.874012             2,708
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD EQUITY INCOME HLS FUND
 2008  Lowest contract charges                  --              25.38%             (21.97)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
LORD ABBETT AMERICA'S VALUE PORTFOLIO
 2008  Lowest contract charges                  --               4.15%             (26.19)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               3.69%               3.16%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               4.33%              14.55%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --              14.51%               0.09%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 2008  Lowest contract charges                  --              49.13%             (15.67)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
LORD ABBETT GROWTH AND INCOME
 PORTFOLIO
 2008  Lowest contract charges                  --               1.80%             (36.42)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               1.43%               3.44%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               2.20%              17.27%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               6.99%               3.70%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
MFS GROWTH SERIES
 2008  Lowest contract charges                  --                 --              (31.26)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
MFS INVESTORS TRUST SERIES
 2008  Lowest contract charges                   10,217       $8.706510           $88,952
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                    3,566       13.010156            46,389
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                    1,362       11.794638            16,067
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                      575       10.438310             6,003
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
MFS NEW DISCOVERY SERIES
 2008  Lowest contract charges                   42,336        9.566346           404,998
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   40,109       15.767530           632,425
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   37,054       15.380400           569,901
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                   29,917       13.585071           406,419
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                   31,782       12.907985           410,237
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
MFS TOTAL RETURN SERIES
 2008  Lowest contract charges                    1,667       11.159050            18,601
    Highest contract charges                    665,957       11.199735         7,458,538
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                    1,478       14.330624            21,180
    Highest contract charges                    754,166       14.382866        10,847,066
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                    2,918       13.751051            40,131
    Highest contract charges                    682,204       13.801173         9,415,212
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                    2,350       12.289340            28,882
    Highest contract charges                    574,280       12.334140         7,083,244
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                    1,689       11.952373            20,185
    Highest contract charges                    199,770       11.995951         2,396,428
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
MFS INVESTORS TRUST SERIES
 2008  Lowest contract charges                  --               0.59%             (33.08)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               0.90%              10.31%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.42%              12.99%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --                 --                4.38%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
MFS NEW DISCOVERY SERIES
 2008  Lowest contract charges                  --                 --              (39.33)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --                 --                2.52%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --                 --               13.22%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --                 --                5.25%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --                 --                6.52%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
MFS TOTAL RETURN SERIES
 2008  Lowest contract charges                  --               3.29%             (22.13)%
    Highest contract charges                    --               3.12%             (22.13)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               3.55%               4.22%
    Highest contract charges                    --               2.47%               4.22%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               2.45%              11.89%
    Highest contract charges                    --               2.26%              11.89%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               2.14%               2.82%
    Highest contract charges                    --               1.36%               2.82%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               1.48%              11.32%
    Highest contract charges                    --               1.37%              11.32%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
MFS VALUE SERIES
 2008  Lowest contract charges          197,827     $7.370068      $1,457,996
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
MFS RESEARCH BOND SERIES
 2008  Lowest contract charges              516      9.688264           4,995
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
VAN KAMPEN -- UIF CORE PLUS FIXED
 INCOME PORTFOLIO
 2008  Lowest contract charges           18,592     11.998109         223,069
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges           18,548     13.361597         247,829
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           15,488     12.670659         196,241
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges           12,102     12.214904         147,821
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges            8,626     11.720993         101,107
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
VAN KAMPEN -- UIF EMERGING
 MARKETS EQUITY PORTFOLIO
 2008  Lowest contract charges              323     16.729367           5,411
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges              306     38.567636          11,819
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges              306     27.459996           8,411
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges              301     20.022952           6,034
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges              290     14.958972           4,339
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
MFS VALUE SERIES
 2008  Lowest contract charges           --                --             (26.30)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
MFS RESEARCH BOND SERIES
 2008  Lowest contract charges           --                --              (3.12)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
VAN KAMPEN -- UIF CORE PLUS FIXED
 INCOME PORTFOLIO
 2008  Lowest contract charges           --              4.65%            (10.21)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              3.59%              5.45%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              3.92%              3.73%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              3.79%              4.21%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              3.91%              4.37%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
VAN KAMPEN -- UIF EMERGING
 MARKETS EQUITY PORTFOLIO
 2008  Lowest contract charges           --                --             (56.62)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.44%             40.45%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.75%             37.14%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              0.38%             33.85%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.65%             23.11%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
VAN KAMPEN -- UIF HIGH YIELD
 PORTFOLIO
 2008  Lowest contract charges              604    $11.566965          $6,988
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges              553     14.994068           8,297
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges            1,500     14.415896          21,618
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges            1,232     13.271696          16,351
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges              954     13.132873          12,535
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
VAN KAMPEN -- UIF MID CAP GROWTH
 PORTFOLIO
 2008  Lowest contract charges           33,357      5.909437         197,124
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
VAN KAMPEN -- UIF U.S. MID CAP
 VALUE PORTFOLIO
 2008  Lowest contract charges            8,843      9.922402          87,741
    Highest contract charges            285,485      6.302084       1,799,153
    Remaining contract charges               --            --              --
 2007  Lowest contract charges            9,048     16.900002         152,916
    Highest contract charges            207,354     10.757939       2,230,703
    Remaining contract charges               --            --              --
 2006  Lowest contract charges            9,870     15.670671         154,670
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges            8,159     12.983443         105,935
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges            6,902     11.560565          79,788
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
VAN KAMPEN -- UIF HIGH YIELD
 PORTFOLIO
 2008  Lowest contract charges           --              8.83%            (22.86)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --             12.57%              4.01%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              8.06%              8.62%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              7.53%              1.06%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              6.33%              9.49%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
VAN KAMPEN -- UIF MID CAP GROWTH
 PORTFOLIO
 2008  Lowest contract charges           --              0.03%            (40.91)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
VAN KAMPEN -- UIF U.S. MID CAP
 VALUE PORTFOLIO
 2008  Lowest contract charges           --              0.86%            (41.29)%
    Highest contract charges             --              0.77%            (41.42)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.69%              7.85%
    Highest contract charges             --              0.05%              7.58%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.29%             20.70%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              0.34%             12.31%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.03%             14.59%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
MORGAN STANLEY -- FOCUS GROWTH
 PORTFOLIO
 2008  Lowest contract charges            4,143     $6.862078         $28,427
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges            4,164     14.168887          58,992
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges            3,471     11.567541          40,157
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
MORGAN STANLEY -- BALANCED
 PORTFOLIO
 2008  Lowest contract charges              864     11.142600           9,628
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges              708     14.403797          10,201
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges              568     13.903418           7,903
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges              413     12.373392           5,106
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges              241     11.468405           2,763
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
MORGAN STANLEY -- FLEXIBLE INCOME
 PORTFOLIO
 2008  Lowest contract charges            1,609     11.598378          18,661
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges            1,366     14.849233          20,283
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges            1,134     14.327634          16,249
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges              895     13.557613          12,131
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges              646     13.210952           8,528
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
MORGAN STANLEY -- FOCUS GROWTH
 PORTFOLIO
 2008  Lowest contract charges           --              0.07%            (51.57)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --                --              22.49%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --                --               0.12%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
MORGAN STANLEY -- BALANCED
 PORTFOLIO
 2008  Lowest contract charges           --              0.69%            (22.64)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              2.40%              3.60%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              2.48%             12.37%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              2.14%              7.89%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              2.29%             10.68%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
MORGAN STANLEY -- FLEXIBLE INCOME
 PORTFOLIO
 2008  Lowest contract charges           --              1.99%            (21.89)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              5.98%              3.64%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              6.22%              5.68%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              6.57%              2.62%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              8.27%              6.62%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
MORGAN STANLEY -- DIVIDEND GROWTH
 PORTFOLIO
 2008  Lowest contract charges            2,263     $8.240068         $18,643
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges            1,958     13.029692          25,512
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges            1,626     12.534113          20,383
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges            1,248     11.293839          14,100
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges              836     10.723827           8,960
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
MORGAN STANLEY -- MONEY MARKET
 PORTFOLIO
 2008  Lowest contract charges           11,403     11.634953         132,676
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges           14,817     11.392129         168,794
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           12,262     10.884529         133,470
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges           58,368     10.431520         608,868
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges           42,207     10.179182         429,630
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
MORGAN STANLEY -- DIVIDEND GROWTH
 PORTFOLIO
 2008  Lowest contract charges           --              0.35%            (36.76)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.95%              3.95%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              1.11%             10.98%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              1.08%              5.32%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              1.63%              8.03%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
MORGAN STANLEY -- MONEY MARKET
 PORTFOLIO
 2008  Lowest contract charges           --              2.20%              2.13%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              4.54%              4.66%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              4.06%              4.34%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              2.49%              2.48%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.60%              0.61%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
MORGAN STANLEY --
 EQUALLY-WEIGHTED S&P 500
 PORTFOLIO
 2008  Lowest contract charges            1,640     $9.555260         $15,674
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges            1,500     15.977036          23,959
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges            1,318     15.782147          20,806
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges            3,418     13.683109          46,767
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges            3,249     12.720598          41,326
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
 2008  Lowest contract charges          279,007      6.938164       1,935,796
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          247,277     12.768186       3,157,285
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          209,614     11.214030       2,350,614
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges               30     10.414050             308
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
 2008  Lowest contract charges          146,018      7.956807       1,161,834
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          118,138     13.334725       1,575,343
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           73,885     12.570301         928,759
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges           10,547     10.710592         112,969
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
MORGAN STANLEY --
 EQUALLY-WEIGHTED S&P 500
 PORTFOLIO
 2008  Lowest contract charges           --              1.76%            (40.19)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              1.24%              1.24%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.84%             15.34%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              0.78%              7.57%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.79%             16.33%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
 2008  Lowest contract charges           --                --             (45.66)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.01%             13.86%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --                --               7.68%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --                --               4.14%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
 2008  Lowest contract charges           --              1.21%            (40.33)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.92%              6.08%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.69%             17.36%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --                --               7.11%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND/VA
 2008  Lowest contract charges           37,143     $7.602822        $282,392
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges           19,102     12.387474         236,631
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges            8,449     11.893698         100,492
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges              957     10.364164           9,919
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
OPPENHEIMER MAIN STREET SMALL CAP
 FUND/VA
 2008  Lowest contract charges           64,389      6.836775         440,215
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
OPPENHEIMER VALUE FUND/VA
 2008  Lowest contract charges            2,026      6.411714          12,991
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
PUTNAM VT DIVERSIFIED INCOME FUND
 2008  Lowest contract charges          122,263      7.191250         879,230
    Highest contract charges            115,238     14.968756       1,724,964
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          120,236     21.692473       2,608,206
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          131,458     20.819828       2,736,934
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          140,168     19.530112       2,737,505
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          152,179     18.910417       2,877,775
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
OPPENHEIMER MAIN STREET FUND/VA
 2008  Lowest contract charges           --              1.13%            (38.63)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.60%              4.15%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.62%             14.76%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --                --               3.64%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
OPPENHEIMER MAIN STREET SMALL CAP
 FUND/VA
 2008  Lowest contract charges           --                --             (31.63)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
OPPENHEIMER VALUE FUND/VA
 2008  Lowest contract charges           --                --             (35.88)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
PUTNAM VT DIVERSIFIED INCOME FUND
 2008  Lowest contract charges           --                --             (28.09)%
    Highest contract charges             --              6.23%            (31.00)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              5.00%              4.19%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              5.86%              6.60%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              7.45%              3.28%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              9.48%              9.58%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION
 FUND
 2008  Lowest contract charges            1,936     $7.002683         $13,553
    Highest contract charges             24,397     19.786145         482,727
    Remaining contract charges               --            --              --
 2007  Lowest contract charges           27,803     29.602231         823,044
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           30,144     28.694786         864,979
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges           43,388     25.385139       1,101,423
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges           47,897     23.680233       1,134,220
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
PUTNAM VT GLOBAL EQUITY FUND
 2008  Lowest contract charges          160,717     17.847130       2,868,344
    Highest contract charges              4,362     10.521629          45,893
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          180,996     32.591358       5,898,919
    Highest contract charges              6,907     19.251565         132,965
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          216,155     29.800420       6,441,522
    Highest contract charges              3,328     17.658324          58,763
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          259,184     24.129019       6,253,861
    Highest contract charges              3,355     14.331216          48,075
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          267,705     22.118357       5,921,201
    Highest contract charges                989     13.174300          13,028
    Remaining contract charges               --            --              --
PUTNAM VT GROWTH AND INCOME FUND
 2008  Lowest contract charges           13,730      8.870392         121,785
    Highest contract charges            453,438     21.545827       9,769,706
    Remaining contract charges               --            --              --
 2007  Lowest contract charges           12,031     14.469512         174,090
    Highest contract charges            500,643     35.071434      17,558,271
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           13,041     15.399391         200,819
    Highest contract charges            612,732     37.228527      22,811,121
    Remaining contract charges               --            --              --
 2005  Lowest contract charges            9,762     13.285600         129,694
    Highest contract charges            640,068     32.040356      20,508,001
    Remaining contract charges               --            --              --
 2004  Lowest contract charges            6,445     12.625543          81,378
    Highest contract charges            665,403     30.370460      20,208,598
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION
 FUND
 2008  Lowest contract charges           --                --             (29.97)%
    Highest contract charges             --              4.24%            (33.16)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.71%              3.16%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              3.50%             13.04%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              1.41%              7.20%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              3.38%              9.26%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
PUTNAM VT GLOBAL EQUITY FUND
 2008  Lowest contract charges           --              2.85%            (45.24)%
    Highest contract charges             --              2.11%            (45.35)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              2.32%              9.37%
    Highest contract charges             --              2.01%              9.02%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.57%             23.50%
    Highest contract charges             --              0.39%             23.22%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              1.00%              9.09%
    Highest contract charges             --              0.79%              8.78%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              2.22%             13.94%
    Highest contract charges             --              1.68%             13.68%
    Remaining contract charges           --                --                 --
PUTNAM VT GROWTH AND INCOME FUND
 2008  Lowest contract charges           --              2.28%            (38.70)%
    Highest contract charges             --              2.58%            (38.57)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              1.32%             (6.04)%
    Highest contract charges             --              1.58%             (5.79)%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              1.34%             15.91%
    Highest contract charges             --              1.75%             16.19%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              1.33%              5.23%
    Highest contract charges             --              1.79%              5.50%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              1.33%             11.11%
    Highest contract charges             --              1.79%             11.37%
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND
 2008  Lowest contract charges           51,634    $11.913774        $615,151
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges           67,263     14.336048         964,284
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           75,673     14.388482       1,088,814
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges           95,406     13.960596       1,331,922
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          131,516     12.300632       1,617,732
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
PUTNAM VT HIGH YIELD FUND
 2008  Lowest contract charges          360,153     19.219456       6,921,955
    Highest contract charges             99,633     10.468992       1,043,053
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          413,172     25.975431      10,732,310
    Highest contract charges             81,589     14.160292       1,155,321
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          428,790     25.143715      10,781,380
    Highest contract charges             56,441     13.775449         777,505
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          470,523     22.734033      10,696,875
    Highest contract charges             36,374     12.463889         453,356
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          485,910     21.972422      10,676,610
    Highest contract charges             23,051     12.089639         278,676
    Remaining contract charges               --            --              --
PUTNAM VT INCOME FUND
 2008  Lowest contract charges          243,079     17.133269       4,164,744
    Highest contract charges            135,836      8.902167       1,209,235
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          293,729     22.479655       6,602,935
    Highest contract charges            126,367     11.701925       1,478,739
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          303,291     21.318359       6,465,659
    Highest contract charges             65,354     11.120988         726,802
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          299,154     20.337007       6,083,900
    Highest contract charges             26,937     10.640021         286,611
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          320,330     19.822044       6,349,595
    Highest contract charges              9,161     10.394738          95,231
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND
 2008  Lowest contract charges           --                --             (16.90)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              1.11%             (0.36)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.56%              3.07%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              0.31%             13.50%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.43%              7.30%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
PUTNAM VT HIGH YIELD FUND
 2008  Lowest contract charges           --              9.85%            (26.01)%
    Highest contract charges             --              8.88%            (26.07)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              7.68%              3.31%
    Highest contract charges             --              6.72%              2.79%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              7.67%             10.60%
    Highest contract charges             --              6.64%             10.52%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              8.04%              3.47%
    Highest contract charges             --              7.37%              3.10%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              7.94%             10.99%
    Highest contract charges             --              3.95%             10.54%
    Remaining contract charges           --                --                 --
PUTNAM VT INCOME FUND
 2008  Lowest contract charges           --              7.43%            (23.78)%
    Highest contract charges             --              6.45%            (23.93)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              5.28%              5.45%
    Highest contract charges             --              4.22%              5.22%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              4.41%              4.83%
    Highest contract charges             --              2.96%              4.52%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              3.33%              2.60%
    Highest contract charges             --              1.52%              2.36%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              4.39%              4.72%
    Highest contract charges             --              1.90%              4.43%
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH
 AND INCOME FUND
 2008  Lowest contract charges            2,874     $5.950420         $17,096
    Highest contract charges            169,464     12.021934       2,037,291
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          185,256     22.199807       4,112,644
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          197,967     20.691059       4,096,136
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          233,763     16.212019       3,789,772
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          245,350     14.179491       3,478,936
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
PUTNAM VT INTERNATIONAL EQUITY
 FUND
 2008  Lowest contract charges               --     11.236998              --
    Highest contract charges             57,140     11.977464         684,398
    Remaining contract charges          811,830            --       9,972,290
 2007  Lowest contract charges           49,001     21.369414       1,047,118
    Highest contract charges            904,351     21.872886      19,780,766
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           45,022     19.719498         887,816
    Highest contract charges            979,090     20.138790      19,717,685
    Remaining contract charges               --            --              --
 2005  Lowest contract charges           34,283     15.439804         529,324
    Highest contract charges          1,034,839     15.728136      16,276,085
    Remaining contract charges               --            --              --
 2004  Lowest contract charges           28,043     13.761280         385,904
    Highest contract charges          1,045,212     13.986237      14,618,585
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH
 AND INCOME FUND
 2008  Lowest contract charges           --                --             (40.50)%
    Highest contract charges             --              2.22%            (45.85)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              1.89%              7.29%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              1.39%             27.63%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              1.03%             14.33%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              1.39%             21.31%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
PUTNAM VT INTERNATIONAL EQUITY
 FUND
 2008  Lowest contract charges           --                --             (43.84)%
    Highest contract charges             --              2.07%            (43.95)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              2.73%              8.37%
    Highest contract charges             --              3.00%              8.61%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --                --              28.04%
    Highest contract charges             --              0.56%             27.72%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              1.52%             12.20%
    Highest contract charges             --              1.65%             12.45%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              1.14%             16.19%
    Highest contract charges             --              1.67%             16.49%
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES FUND
 2008  Lowest contract charges           34,546    $11.206894        $387,151
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges           40,390     19.444746         785,368
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           44,245     17.128684         757,854
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges           60,644     13.548679         821,647
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges           67,284     11.419666         768,366
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
PUTNAM VT INVESTORS FUND
 2008  Lowest contract charges           56,014      7.046749         394,718
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges           69,472     11.636062         808,385
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           92,763     12.236223       1,135,072
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          110,382     10.711383       1,182,339
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          152,187      9.824339       1,495,134
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES FUND
 2008  Lowest contract charges           --              1.92%            (42.37)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              1.07%             13.52%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              1.56%             26.42%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              0.88%             18.64%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              1.23%             13.63%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
PUTNAM VT INVESTORS FUND
 2008  Lowest contract charges           --              0.55%            (39.44)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.60%             (4.91)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.66%             14.24%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              1.25%              9.03%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.79%             13.07%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
PUTNAM VT MONEY MARKET FUND
 2008  Lowest contract charges           44,313     $1.796082         $79,589
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges           49,479      1.746726          86,425
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          161,668      1.662379         268,753
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          221,139      1.588794         351,344
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          247,869      1.545717         383,135
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
PUTNAM VT NEW OPPORTUNITIES FUND
 2008  Lowest contract charges           15,947      9.829288         156,744
    Highest contract charges            306,516     15.925954       4,881,566
    Remaining contract charges               --            --              --
 2007  Lowest contract charges           14,600     16.046422         234,282
    Highest contract charges            339,285     25.945436       8,802,895
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           11,697     15.175568         177,503
    Highest contract charges            365,885     24.472443       8,954,103
    Remaining contract charges               --            --              --
 2005  Lowest contract charges            8,108     13.979089         113,337
    Highest contract charges            365,308     22.488065       8,215,063
    Remaining contract charges               --            --              --
 2004  Lowest contract charges            7,414     12.708018          94,219
    Highest contract charges            406,075     20.383662       8,277,303
    Remaining contract charges               --            --              --
PUTNAM VT NEW VALUE FUND
 2008  Lowest contract charges           94,632     11.455993       1,084,109
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          108,036     20.677264       2,233,881
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          133,284     21.678201       2,889,357
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          146,055     18.642121       2,722,777
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          236,622     17.564560       4,156,161
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
PUTNAM VT MONEY MARKET FUND
 2008  Lowest contract charges           --              2.80%              2.83%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              4.95%              5.07%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              4.48%              4.63%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              2.73%              2.79%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.87%              0.91%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
PUTNAM VT NEW OPPORTUNITIES FUND
 2008  Lowest contract charges           --                --             (38.75)%
    Highest contract charges             --              0.31%            (38.62)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --                --               5.74%
    Highest contract charges             --              0.16%              6.02%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --                --               8.56%
    Highest contract charges             --              0.17%              8.82%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              0.10%             10.00%
    Highest contract charges             --              0.36%             10.32%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --                --              10.31%
    Highest contract charges             --                --              10.57%
    Remaining contract charges           --                --                 --
PUTNAM VT NEW VALUE FUND
 2008  Lowest contract charges           --              2.31%            (44.60)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              1.42%             (4.62)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              1.26%             16.29%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              1.06%              6.14%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              1.12%             15.77%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
PUTNAM VT OTC & EMERGING GROWTH
 FUND
 2008  Lowest contract charges           65,006     $4.905646        $318,895
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges           77,662      9.000886         699,023
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           94,658      7.974374         754,840
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          124,459      7.077526         880,862
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          186,050      6.548058       1,218,264
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
PUTNAM VT SMALL CAP VALUE FUND
 2008  Lowest contract charges          128,307      6.246201         801,429
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          103,118     10.300530       1,062,173
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           48,107     11.801519         567,736
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges           12,854     10.061432         129,333
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
PUTNAM VT THE GEORGE PUTNAM FUND
 OF BOSTON
 2008  Lowest contract charges           25,728      9.580101         246,476
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges           34,699     16.092548         558,392
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           42,590     15.910698         677,633
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges           53,111     14.177205         752,962
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges           90,838     13.603625       1,235,733
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
PUTNAM VT OTC & EMERGING GROWTH
 FUND
 2008  Lowest contract charges           --                --             (45.50)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --                --              12.87%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --                --              12.67%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --                --               8.09%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --                --               8.99%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
PUTNAM VT SMALL CAP VALUE FUND
 2008  Lowest contract charges           --              1.45%            (39.36)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.51%            (12.72)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.23%             17.30%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --                --               0.61%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
PUTNAM VT THE GEORGE PUTNAM FUND
 OF BOSTON
 2008  Lowest contract charges           --              5.41%            (40.47)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              3.11%              1.14%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              2.72%             12.23%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              2.43%              4.22%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              2.29%              8.48%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
PUTNAM VT UTILITIES GROWTH AND
 INCOME FUND
 2008  Lowest contract charges           22,240    $26.547468        $590,405
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges           26,487     38.103792       1,009,246
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           32,196     31.688447       1,020,255
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges           46,022     24.890887       1,145,536
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges           71,976     22.847531       1,644,476
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
PUTNAM VT VISTA FUND
 2008  Lowest contract charges           59,985      7.744085         464,528
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges           68,913     14.185345         977,551
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           79,512     13.629598       1,083,714
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          110,302     12.891632       1,421,969
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          133,849     11.461246       1,534,073
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
PUTNAM VT UTILITIES GROWTH AND
 INCOME FUND
 2008  Lowest contract charges           --              2.61%            (30.33)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              1.97%             20.25%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              3.22%             27.31%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              2.34%              8.94%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              2.49%             21.87%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
PUTNAM VT VISTA FUND
 2008  Lowest contract charges           --                --             (45.41)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --                --               4.08%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --                --               5.72%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --                --              12.48%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --                --              18.90%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND
 2008  Lowest contract charges          426,186    $21.538000      $9,179,182
    Highest contract charges             27,624      8.721088         240,912
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          457,343     34.117626      15,603,440
    Highest contract charges             28,686     13.849855         397,296
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          532,959     32.251178      17,188,555
    Highest contract charges             27,627     13.125279         362,608
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          602,845     30.510819      18,393,309
    Highest contract charges             22,637     12.448612         281,798
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          705,150     28.800926      20,308,967
    Highest contract charges             12,623     11.778147         148,678
    Remaining contract charges               --            --              --
PUTNAM VT CAPITAL OPPORTUNITIES
 FUND
 2008  Lowest contract charges           83,552     10.572218         883,334
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges           80,876     16.311191       1,319,183
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           67,540     18.033203       1,217,954
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges           49,299     15.651902         771,617
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges           36,283     14.208783         515,544
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
PUTNAM VT VOYAGER FUND
 2008  Lowest contract charges           --              0.29%            (36.87)%
    Highest contract charges             --                --             (37.03)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.03%              5.79%
    Highest contract charges             --                --               5.52%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.37%              5.70%
    Highest contract charges             --              0.10%              5.44%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              0.93%              5.94%
    Highest contract charges             --              0.49%              5.69%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.48%              5.34%
    Highest contract charges             --              0.33%              5.03%
    Remaining contract charges           --                --                 --
PUTNAM VT CAPITAL OPPORTUNITIES
 FUND
 2008  Lowest contract charges           --              0.47%            (35.18)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --                --              (9.55)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.09%             15.21%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --                --              10.16%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.28%             18.12%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND
 2008  Lowest contract charges           80,477    $11.322627        $911,210
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges           81,357     16.442989       1,337,753
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           89,879     15.934960       1,432,215
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges           82,061     13.408382       1,100,310
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges           39,713     12.708724         504,699
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
VAN KAMPEN LIT GROWTH AND INCOME
 PORTFOLIO
 2008  Lowest contract charges           19,029     10.518188         200,158
    Highest contract charges             27,248      7.374331         200,932
    Remaining contract charges               --            --              --
 2007  Lowest contract charges           19,485     15.515559         302,317
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           16,764     15.133669         253,706
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges           14,193     13.049214         185,202
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges           10,916     11.893431         129,823
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
PUTNAM VT EQUITY INCOME FUND
 2008  Lowest contract charges           --              1.96%            (31.14)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              1.32%              3.19%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              1.15%             18.84%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              0.72%              5.51%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.12%             11.82%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
VAN KAMPEN LIT GROWTH AND INCOME
 PORTFOLIO
 2008  Lowest contract charges           --              1.85%            (32.21)%
    Highest contract charges             --                --             (26.26)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              1.28%              2.52%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.92%             15.97%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              0.70%              9.72%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.55%             14.12%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK PORTFOLIO
 2008  Lowest contract charges          518,655     $7.553239      $3,917,527
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          479,299     11.765234       5,639,069
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          336,078     12.045674       4,048,281
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges           23,893     10.380228         248,013
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
VAN KAMPEN LIT COMSTOCK PORTFOLIO
 2008  Lowest contract charges           --              2.23%            (35.80)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              1.37%             (2.33)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.39%             16.04%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --                --               3.80%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

* This represents the annualized contract expenses of the Sub-Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units.

** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by The Fund's Manager, divided by the average net assets. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Accounts invest.

*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

#  Rounded unit values

    Summary of the Account's expense charges, including Mortality and Expense Risk Charges, Administrative Charges, Issue Charges, and Riders (if applicable). These fees are assessed through a redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

    The Company will make certain deductions ranging from 0.75% to 0.80% of the contract's value for mortality and expense risks undertaken by the Company.

    These charges are a redemption of units.

ADMINISTRATIVE CHARGES:

    The Company will make certain deductions ranging from $10.00 to $30.00 plus $0.03 to $0.05 per month per $1,000 in supplemental fees for administrative services provided by the Company.

    These charges are a redemption of units.

ISSUE CHARGE:

    The Company will make certain deductions of $20 plus $0.05 per $1,000 of the initial face amount for issue charges.

    These charges are a redemption of units.

RIDERS:

    The Company will also make certain deductions for various Rider charges:

       - Estate Protection Rider (per $1,000 of the net amount at risk) $0.2496 - $185.76

       - Last Survivor Yearly Renewable Term Insurance Rider (per $1,000 of the net amount at risk) $0.0012 - $27.894

       - Single Life Yearly Renewable Term Life Insurance Rider (per $1,000 of the net amount at risk) $1.01 - $179.44

       -   Deduction Amount Waiver Rider (of the monthly deduction amount) 6.90%
           - 34.50%

-------------------------------------------------------------------------------

       - Waiver of Specified Amount Disability Benefit Rider (per $1 of specified amount) $0.040 - $0.107

       - Accidental Death Benefit Rider (per $1,000 of the net amount at risk) $1.00 - $2.16

       - Term Insurance Rider (per $1,000 of the net amount at risk) $0.0912 - $158.98

       -   Child Insurance Rider (pre $1,000 of coverage) $6.00

       - LifeAccess Accelerated Benefit Rider (per $1,000 of the benefit net amount at risk) $0.0409 - $41.18

       -   Accelerated Death Benefit Rider $300.00

       - Guaranteed Minimum Accumulation Benefit Rider Annual % of separate account value 0.90%

       - Guaranteed Paid-Up death Benefit Rider Annual % of separate account value 0.75%

    These charges are a redemption of units.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

INDEPENDENT AUDITORS' REPORT

FINANCIAL STATEMENTS -- STATUTORY BASIS

As of December 31, 2008 and 2007 and for the Years Ended December 31, 2008, 2007 and 2006
SUPPLEMENTAL SCHEDULES
Year Ended December 31, 2008

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                                    CONTENTS

                                                                        PAGE:
--------------------------------------------------------------------------------
Independent Auditors' Report                                             F-2
Financial Statements Statutory Basis:
  Admitted Assets, Liabilities and Surplus                               F-3
  Statements of Operations                                               F-4
  Statements of Changes in Capital and Surplus                           F-5
  Statements of Cash Flows                                               F-6
  Notes to Financial Statements                                        F-7-F-31
Supplementary Information
  Schedule I -- Selected Financial Data                               F-32-F-34
  Schedule II -- Summary Investment Schedule                             F-35
  Schedule III -- Investment Risks Interrogatories

[DELOITTE LOGO]                                          DELOITTE & TOUCHE LLP
                                                         City Place, 32nd Floor
                                                         185 Asylum Street
                                                         Hartford, CT 06103-3402
                                                         USA
                                                         Tel: +1 860 725 3000
                                                         Fax: +1 860 725 3500
                                                         www.deloitte.com

                          INDEPENDENT AUDITORS' REPORT

To the Board of Directors of
Hartford Life and Annuity Insurance Company
Hartford, Connecticut

We have audited the accompanying statutory-basis statements of admitted assets, liabilities, and surplus of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2008 and 2007, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2008. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards as established by the Auditing Standards Board (United States) and in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 2 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, and such practices differ from accounting principles generally accepted in the United States of America. The effects on such financial statements of the differences between the statutory basis of accounting and accounting principles generally accepted in the United States of America are also described in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2008 or 2007, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2008.

However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and surplus of the Company as of December 31, 2008 and 2007, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2008, on the basis of accounting described in Note 2.

Our 2008 audit was conducted for the purpose of forming an opinion on the basic 2008 statutory-basis financial statements taken as a whole. The supplemental schedule of investment risk interrogatories, the supplemental summary investment schedule, and the supplemental schedule of selected financial data as of and for the year ended December 31, 2008 are presented for purposes of additional analysis and are not a required part of the basic 2008 statutory-basis financial statements. These schedules are the responsibility of the Company's management. Such schedules have been subjected to the auditing procedures applied in our audit of the basic 2008 statutory-basis financial statements. The effects on these schedules of the differences between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material. Accordingly, in our opinion, such schedules do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the information shown therein. However, in our opinion, such schedules are fairly stated in all material respects when considered in relation to the basic 2008 statutory-basis financial statements taken as a whole.

As discussed in Note 2 to the financial statements, the Company received approval from the State of Connecticut Insurance Department for the use of a permitted practice related to the accounting for deferred income taxes. The change resulted in an increase in the deferred tax asset and an increase in surplus of $300 million.

April 27, 2009
                                                    Member of
                                                    DELOITTE TOUCHE TOHMATSU

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                    ADMITTED ASSETS, LIABILITIES AND SURPLUS
                               (STATUTORY BASIS)
                    (AMOUNTS IN THOUSANDS EXCEPT SHARE DATA)

                                                AS OF DECEMBER 31,
                                             2008                 2007
--------------------------------------------------------------------------------
ADMITTED ASSETS
 Bonds                                      $8,371,683           $5,605,630
 Common and Preferred Stocks                   266,882              316,558
 Mortgage Loans                                611,372              350,528
 Real Estate                                    27,285               27,569
 Policy Loans                                  354,920              343,773
 Cash and Short-Term Investments             2,326,153              565,283
 Other Invested Assets                       2,028,888              629,835
                                        --------------       --------------
        TOTAL CASH AND INVESTED ASSETS      13,987,183            7,839,176
                                        --------------       --------------
 Investment Income Due and Accrued              85,917               77,351
 Federal Income Taxes Recoverable              174,110               24,162
 Deferred Tax Asset                            368,287              145,516
 Receivables from parent, subsidiaries
  and affiliates                                10,223               32,272
 Other Assets                                  283,676              156,908
 Separate Account Assets                    50,551,150           81,072,392
                                        --------------       --------------
                 TOTAL ADMITTED ASSETS     $65,460,546          $89,347,777
                                        --------------       --------------
LIABILITIES
 Aggregate Reserves for Life and
  Accident and Health Policies             $10,797,749           $5,976,074
 Liability for Deposit Type Contracts           70,266               73,736
 Policy and Contract Claim Liabilities          33,836               31,281
 Asset Valuation Reserve                         6,004               46,855
 Payable to Parent, Subsidiaries or
  Affiliates                                    39,493               41,011
 Accrued Expense Allowances and Other
  Amounts Due From Separate Accounts        (1,642,086)          (2,471,367)
 Other Liabilities                           3,426,276            2,021,207
 Separate Account Liabilities               50,551,150           81,072,392
                                        --------------       --------------
                     TOTAL LIABILITIES      63,282,688           86,791,189
                                        --------------       --------------
CAPITAL AND SURPLUS
 Common Stock -- 3,000 Shares
  Authorized, 2,000 Shares Issued and
  Outstanding                                    2,500                2,500
 Gross Paid-In and Contributed Surplus       1,692,530            1,483,869
 Aggregate Write-Ins for Other Than
  Special Surplus Funds                        497,354              194,430
 Unassigned Funds                              (14,526)             875,789
                                        --------------       --------------
             TOTAL CAPITAL AND SURPLUS       2,177,858            2,556,588
                                        --------------       --------------
TOTAL LIABILITIES, CAPITAL AND SURPLUS     $65,460,546          $89,347,777
                                        --------------       --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                              FOR THE YEARS ENDED DECEMBER 31,
                                                                      2008                  2007                  2006
---------------------------------------------------------------------------------------------------------------------------------
REVENUES
 Premiums and Annuity Considerations                                  $9,352,507           $10,313,501            $9,842,305
 Net Investment Income                                                   376,034               348,437               339,347
 Commissions and Expense Allowances on Reinsurance Ceded                 229,723               333,674                94,873
 Reserve Adjustment on Reinsurance Ceded                                 (18,161)           (1,710,405)           (1,659,418)
 Fee Income                                                            1,602,040             1,786,396             1,650,017
 Other Revenues                                                           71,925                83,752                15,635
                                                                 ---------------       ---------------       ---------------
                                                 TOTAL REVENUES       11,614,068            11,155,355            10,282,759
                                                                 ---------------       ---------------       ---------------
BENEFITS AND EXPENSES
 Death and Annuity Benefits                                              648,881               341,654               280,782
 Disability and Other Benefits                                             9,181                 7,588                18,311
 Surrenders and Other Fund Withdrawals                                 9,965,053             9,528,808             9,054,230
 Commissions                                                             834,850               962,917               864,564
 Increase (Decrease) in Aggregate Reserves for Life and
  Accident and Health Policies                                         4,809,456               (70,821)              274,407
 General Insurance Expenses                                              448,657               532,485               528,545
 Net Transfers from Separate Accounts                                 (1,671,681)             (237,153)             (675,124)
 Modified Coinsurance Adjustment on Reinsurance Assumed                 (339,634)             (509,774)             (530,122)
 Other Expenses                                                           99,317               144,927                55,838
                                                                 ---------------       ---------------       ---------------
                                    TOTAL BENEFITS AND EXPENSES       14,804,080            10,700,631             9,871,431
                                                                 ---------------       ---------------       ---------------
 Net (loss) gain from operations before federal income tax
  expense                                                             (3,190,012)              454,724               411,328
 Federal income tax (benefit) expense                                   (245,745)               88,449                31,961
                                                                 ---------------       ---------------       ---------------
                                NET (LOSS) GAIN FROM OPERATIONS       (2,944,267)              366,275               379,367
                                                                 ---------------       ---------------       ---------------
 Net realized capital gains (losses), after tax                          961,162               (81,759)              (40,656)
                                                                 ---------------       ---------------       ---------------
                                              NET (LOSS) INCOME      $(1,983,105)             $284,516              $338,711
                                                                 ---------------       ---------------       ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                    (AMOUNTS IN THOUSANDS EXCEPT SHARE DATA)

                                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                                           2008                2007                2006
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 3,000 SHARES AUTHORIZED, 2,000 SHARES ISSUED AND
 OUTSTANDING
                                                                       -------------       -------------       -------------
 Balance, Beginning and End of Year                                           $2,500              $2,500              $2,500
                                                                       -------------       -------------       -------------
GROSS PAID-IN AND CONTRIBUTED SURPLUS,
 Beginning of Year                                                         1,483,869           1,376,953           1,371,883
 Capital Contribution                                                        208,661             106,916               5,070
                                                                       -------------       -------------       -------------
                                                 BALANCE, END OF YEAR      1,692,530           1,483,869           1,376,953
                                                                       -------------       -------------       -------------
AGGREGATE WRITE-INS FOR OTHER THAN SPECIAL SURPLUS FUNDS
 Beginning of Year                                                           194,430                  --                  --
 Gain on Inforce Reinsurance                                                   3,310             194,430                  --
 Permitted Practice DTA                                                      299,614                  --
                                                                       -------------       -------------       -------------
                                                 BALANCE, END OF YEAR        497,354             194,430                  --
                                                                       -------------       -------------       -------------
UNASSIGNED FUNDS
 Balance, Beginning of Year                                                  875,789             288,226             115,883
 Net (loss) Income                                                        (1,983,105)            284,516             338,711
 Change in Net Unrealized Capital Losses on Common Stocks and Other
  Invested Assets                                                            731,679             262,434             (35,674)
 Change in Net Unrealized Foreign Exchange Capital Losses                    (34,794)             (5,386)              2,957
 Change in Net Deferred Income Tax                                           669,251             (82,891)             30,476
 Change in Asset Valuation Reserve                                            40,851              (5,311)             (6,795)
 Change in Non-Admitted Assets                                              (182,691)            100,351             (42,153)
 Change in Reserve on Account of Change in Valuation Basis                    23,935             236,861                  --
 Change in Liability for Reinsurance in Unauthorized Companies                   559                (198)               (179)
 Correction of Reserves and Tax Liabilities                                       --               4,187                  --
 Dividends to Stockholder                                                   (156,000)           (207,000)           (115,000)
                                                                       -------------       -------------       -------------
                                                 BALANCE, END OF YEAR        (14,526)            875,789             288,226
                                                                       -------------       -------------       -------------
CAPITAL AND SURPLUS,
                                                                       -------------       -------------       -------------
 End of year                                                              $2,177,858          $2,556,588          $1,667,679
                                                                       -------------       -------------       -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                              FOR THE YEARS ENDED DECEMBER 31,
                                                                      2008                  2007                  2006
---------------------------------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Premiums and Annuity Considerations                                  $9,351,978           $10,306,169            $9,836,688
 Net Investment Income                                                   408,199               378,000               383,972
 Miscellaneous Income                                                  1,885,933               493,502                98,373
                                                                 ---------------       ---------------       ---------------
  Total Income                                                        11,646,110            11,177,671            10,319,033
                                                                 ---------------       ---------------       ---------------
 Benefits Paid                                                        10,733,727            10,132,212             9,346,769
 Federal Income Tax Payments (Recoveries)                                (96,263)               71,171              (103,806)
 Net Transfers from Separate Accounts                                 (1,671,681)             (204,517)             (188,413)
 Other Expenses                                                       (2,295,760)              332,141             1,011,284
                                                                 ---------------       ---------------       ---------------
  Total Benefits and Expenses                                          6,670,023            10,331,007            10,065,834
                                                                 ---------------       ---------------       ---------------
                      NET CASH PROVIDED BY OPERATING ACTIVITIES        4,976,087               846,664               253,199
                                                                 ---------------       ---------------       ---------------
INVESTING ACTIVITIES
 PROCEEDS FROM INVESTMENTS SOLD AND MATURED
 Bonds                                                                   779,818             1,526,875             1,959,478
 Common and Preferred Stocks                                              38,676               149,356                24,070
 Mortgage Loans                                                           17,014                63,357                 8,746
 Derivatives and Other                                                   878,786               (32,175)              (16,109)
                                                                 ---------------       ---------------       ---------------
  Total Investment Proceeds                                            1,714,294             1,707,413             1,976,185
                                                                 ---------------       ---------------       ---------------
 COST OF INVESTMENTS ACQUIRED
 Bonds                                                                 3,706,708             2,269,295             1,682,961
 Common and Preferred Stocks                                              19,943               214,967               140,727
 Mortgage Loans                                                          278,706               253,365                70,991
 Real Estate                                                                  --                 2,781                 1,125
 Derivatives and Other                                                 1,529,747               384,420               109,533
                                                                 ---------------       ---------------       ---------------
  Total Investments Acquired                                           5,535,104             3,124,828             2,005,337
                                                                 ---------------       ---------------       ---------------
 Net Increase in Policy Loans                                             11,147                19,142                   720
                                                                 ---------------       ---------------       ---------------
                         NET CASH USED FOR INVESTING ACTIVITIES       (3,831,957)           (1,436,557)              (29,872)
                                                                 ---------------       ---------------       ---------------
FINANCING AND MISCELLANEOUS ACTIVITIES
 Capital Contribution                                                    208,661               100,000                    --
 Dividends to Stockholder                                               (156,000)              (57,726)             (115,000)
 Funds Held Under Reinsurance Treaties with Unauthorized
  Reinsurers                                                           1,013,639               646,001                    --
 Net Other Cash (Used) Provided                                         (449,560)                 (747)               13,463
                                                                 ---------------       ---------------       ---------------
    NET CASH PROVIDED BY (USED FOR) FINANCING AND MISCELLANEOUS
                                                     ACTIVITIES          616,740               687,528              (101,537)
                                                                 ---------------       ---------------       ---------------
 Net Increase in Cash and Short-Term Investments                       1,760,870                97,635               121,790
 Cash and Short-Term Investments, Beginning of Year                      565,283               467,648               345,858
                                                                 ---------------       ---------------       ---------------
                   CASH AND SHORT-TERM INVESTMENTS, END OF YEAR       $2,326,153              $565,283              $467,648
                                                                 ---------------       ---------------       ---------------
Note: Supplemental disclosures of cash flow information for
 non-cash transactions:
 Capital contribution from parent to settle intercompany
  balances related to stock compensation                                   3,815                 6,916                 5,070
 Dividend of Assets to Affiliate Champlain Life Reinsurance
  Company                                                                     --               149,274                    --

                       SEE NOTES TO FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
(IN THOUSANDS)

--------------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company (the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford").

The Company offers a complete line of fixed and variable annuities, universal and traditional individual life insurance and benefit products such as disability insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements have been prepared in conformity with statutory accounting practices prescribed or permitted by the State of Connecticut Department of Insurance ("the Department"). The Department recognizes only statutory accounting practices prescribed or permitted by Connecticut for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under State of Connecticut Insurance Law. The National Association of Insurance Commissioners' Accounting Practices and Procedures Manual ("NAIC SAP") has been adopted as a component of prescribed practices by Connecticut. A difference prescribed by Connecticut state law, allows the Company to obtain a reinsurance reserve credit for a reinsurance treaty which provides for a limited right of unilateral cancellation by the reinsurer. Even if the Company did not obtain reinsurance reserve credit for this reinsurance treaty, the Company's risk-based capital would not have triggered a regulatory event.

The Company has received approval from the Connecticut Insurance Department regarding the use of a permitted practice related to the statutory accounting for deferred income taxes as of December 31, 2008. This permitted practice modifies the accounting for deferred income taxes prescribed by NAIC SAP by increasing the realization period for deferred tax assets from one year to three years and increasing the asset recognition limit from 10% to 15% of adjusted statutory capital and surplus. The benefits of this permitted practice may not be considered by the Company when determining surplus available for dividends and the Company must maintain it's Risk Based Capital Ratio at or above 250%. The Company is also required to submit a quarterly certification of the Company's deferred tax asset calculation to the Connecticut Department of Insurance. If the Company had not used this permitted practice, the Company's risk-based capital would not have triggered a regulatory event.

The effect of the use of the above described practices prescribed and permitted by the Connecticut Insurance Department is shown in the reconciliation of the Company's net income and capital and surplus to NAIC SAP below:

                                                                           2008                2007                2006
---------------------------------------------------------------------------------------------------------------------------------
NET (LOSS) INCOME, STATE OF CONNECTICUT BASIS                           $ (1,983,105)          $ 284,516           $ 338,711
State prescribed practice:
Reinsurance reserve credit                                                  (142,389)             (7,492)             (3,876)
                                                                      --------------       -------------       -------------
Net (loss) income, NAIC SAP:                                             $(2,125,494)           $277,024            $334,835
                                                                      --------------       -------------       -------------
Statutory surplus, State of Connecticut basis                             $2,177,858          $2,556,588          $1,667,679
State permitted and prescribed practice
Reinsurance reserve credit -- prescribed practice                           (390,571)           (248,182)           (240,690)
Deferred income taxes -- permitted practice                                 (299,614)                 --                  --
                                                                      --------------       -------------       -------------
Statutory surplus, NAIC SAP:                                              $1,487,673          $2,308,406          $1,426,989
                                                                      --------------       -------------       -------------

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life and accident and health policies, evaluation of other-than-temporary impairments and valuation of derivatives. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the financial statements. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Certain reclassifications have been made to prior year financial information to conform to current year presentation.

STATUTORY ACCOUNTING VERSUS ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES ("GAAP")

Statutory accounting principles and GAAP differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements which are charged to expense when incurred for statutory purposes rather than capitalized and amortized on a pro-rata basis over the expected life and gross profit stream of the policies for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC, which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered embedded derivatives and reported at fair value;

(4) excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the admitted assets, liabilities and surplus statement for statutory purposes by directly charging surplus;

(5) the calculation of post-retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized, whereas, for statutory accounting, the obligation is being recognized ratably over a 20 year period;

(6) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(7) the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(8) the reporting of fixed maturities at amortized cost for NAIC classes 1-5 and the lower of amortized cost or fair value for NAIC class 6 for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity,

(9) for statutory purposes separate account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of separate account assets, less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis admitted assets, liabilities and surplus statement, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities must meet specific conditions to qualify as a separate account asset or liability. Amounts reported for separate accounts assets and liabilities are based upon the fair value of the underlying assets;

(10) the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus;

(11) deferred income taxes, which provide for statutory/tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences and are charged as a component of net income;

(12) comprehensive income and its components are not presented in statutory financial statements;

(13) for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP accounting derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder's Equity. In addition, statutory accounting does not record the hedge ineffectiveness on qualified hedge positions, whereas, GAAP records the hedge ineffectiveness in earnings; and

(14) embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted and reported separately.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net (loss) income and capital and surplus for the Company are as follows:

                                                                           2008                2007                2006
---------------------------------------------------------------------------------------------------------------------------------
GAAP Net (loss) Income                                                   $(2,431,996)           $348,883            $312,900
Deferral and amortization of policy acquisition costs, net                    56,711            (583,420)            (69,341)
Change in unearned revenue reserve                                           221,472             205,884             120,820
Deferred taxes                                                            (1,254,566)             76,671             (57,573)
Separate account expense allowance                                          (922,220)            382,281             143,649
Benefit reserve adjustment                                                   359,517            (328,431)            (91,421)
Prepaid reinsurance adjustment                                                  (967)              3,703                 615
Sales inducements                                                            (56,624)            (30,167)            (21,576)
Derivatives                                                                1,870,871             263,627              60,110
Realized capital gains (losses)                                              441,220            (114,173)            (46,589)
Goodwill impairment                                                           76,895                  --                  --
Other, net                                                                  (343,419)             59,658             (12,883)
                                                                      --------------       -------------       -------------
                                         STATUTORY NET (LOSS) INCOME     $(1,983,106)           $284,516            $338,711
                                                                      --------------       -------------       -------------

                                                                           2008                2007                2006
---------------------------------------------------------------------------------------------------------------------------------
GAAP Stockholder's Equity                                                 $1,543,717          $4,153,194          $3,916,947
Deferred policy acquisition costs                                         (5,679,729)         (5,187,834)         (4,583,199)
Unearned revenue reserve                                                   1,191,670             861,421             648,448
Deferred taxes                                                              (645,626)            475,659             383,837
Separate account expense allowance                                         1,561,059           2,473,554           2,089,536
Unrealized gains on investments                                              806,123              56,340            (117,113)
Benefit reserve adjustment                                                 3,327,187             (44,469)           (274,921)
Asset valuation reserve                                                       (6,004)            (46,855)            (41,544)
Prepaid reinsurance premium                                                  (49,200)            (40,877)            (33,931)
Goodwill                                                                     (93,206)           (170,100)           (170,100)
Reinsurance ceded                                                            111,406                (569)           (200,371)
Other, net                                                                   110,461              27,124              50,090
                                                                      --------------       -------------       -------------
                                       STATUTORY CAPITAL AND SURPLUS      $2,177,858          $2,556,588          $1,667,679
                                                                      --------------       -------------       -------------

AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958, 1980 and 2001 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.50% to 9.50% and using the Commissioner's Annuity Reserve Valuation Method ("CARVM").

For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve.

Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half (1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.

During 2008, the Company changed it's reserving methodologies relating to CARVM calculations for two blocks of Fortis Adaptable life policies. The change resulted in a basis change which lowered reserves by $23,935 and was reported as a direct increase to surplus.

During 2007, the State of Connecticut Insurance Department approved changes to certain reserving methodologies. The reserve valuation basis for variable annuities was changed from "continuous" CARVM to "curtate" CARVM. The change resulted in a basis change which lowered reserves by $236,861 and was reported as a direct increase to surplus.

As of December 31, 2008 and 2007, the Company had $14,464,897 and $10,136,370,
respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2008 and 2007 totaled $60,552 and $31,284, respectively.

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's general account assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2008 (including general and separate account liabilities) are as follows

                                                                     % OF
SUBJECT TO DISCRETIONARY WITHDRAWAL:                   AMOUNT       TOTAL
--------------------------------------------------------------------------------
With market value adjustment:
 In a lump sum reflecting changes in interest
  rates or asset values                                $2,464,756      4.73%
 In installments over 5 years or more, with or
  w/o reduction in interest rates                              --      0.00%
At book value, less current surrender charge of
 5% or more                                               869,809      1.67%
At market value                                        46,229,124     88.64%
                                                   --------------  --------
         TOTAL WITH ADJUSTMENT OR AT MARKET VALUE      49,563,689     95.03%
                                                   --------------  --------
At book value without adjustment (minimal or no
 charge or adjustment):
 In a lump sum without adjustment                         296,080      0.57%
 Installments over less than 5 years                           --      0.00%
 In a lump sum subject to a fixed surrender
  charge of less than 5%                                1,957,509      3.75%
 In a lump sum subject to a surrender charge                   --      0.00%
 All others                                                    --      0.00%
Not subject to discretionary withdrawal                   337,683      0.65%
                                                   --------------  --------
                                     TOTAL, GROSS      52,154,961    100.00%
Reinsurance ceded                                              --      0.00%
                                                   --------------  --------
                                       TOTAL, NET     $52,154,961    100.00%
                                                   --------------  --------
Reconciliation of total annuity actuarial
 reserves and deposit fund liabilities:
Life and Accident & Health Annual Statement:
 Exhibit 5, Annuities Section, Total (net)             $5,777,961
 Exhibit 5, Supplementary Contract Section, Total
  (net)                                                     4,540
 Exhibit 7, Deposit-Type Contracts Section,
  Column 1, Line 14                                        70,266
                                                   --------------
                                         SUBTOTAL       5,852,767
Separate Account Annual Statement
 Exhibit 3, Column 2, Line 0299999                     46,302,194
 Exhibit 3, Column 2, Line 0399999                             --
 Policyholder dividend and coupon accumulations                --
 Policyholder premiums                                         --
 Guaranteed interest contracts                                 --
 Other contract deposit funds                                  --
                                                   --------------
                                         SUBTOTAL      46,302,194
                                                   --------------
                                   COMBINED TOTAL     $52,154,961
                                                   --------------

INVESTMENTS

Investments in bonds are carried at amortized cost except for those securities that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO"), which are carried at the lower of amortized cost or fair value. Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost. Unaffiliated common stocks are carried at fair value with the change in the difference from cost recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus. Unaffiliated preferred stocks are carried at cost, lower of cost or amortized cost, or fair values depending on the assigned credit rating and whether the preferred stock is redeemable or non-redeemable. Investments in common and preferred stocks of subsidiaries and affiliates of the Company are carried in accordance with Statement of Statutory Accounting Principles ("SSAP") No. 97 (Investment in Subsidiary, Controlled, and Affiliated Entities, a replacement of SSAP No. 88) based on their underlying equity generally adjusted to a statutory basis. Mortgage loans on real estate are stated at the outstanding principal balance. Policy loans are carried at outstanding balance, which approximates fair value.

Interest income on bonds and mortgage loans is recognized when earned on the constant effective yield method based on estimated principal repayments, if applicable. For bonds subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future principal repayments. The new effective yields used for fixed rate and variable rate loan-backed securities are recalculated on a retrospective and prospective basis, respectively. The Company has not elected to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Investment income on interest only securities is determined using the prospective method.

Prepayment fees on bonds and mortgage loans are recorded in net investment income when earned. Dividends are recorded as earned on the ex-dividend date. For bond investments, other than loan-backed securities, that have had an other-than-temporary impairment loss, income is earned on the effective yield method based upon the new cost basis and the amount and timing of future estimated cash flows.

Due and accrued investment income amounts over 90 days past due are non-admitted. There was no investment income due and accrued excluded from surplus at December 31, 2008 and 2007.

Net realized gains and losses from investment sales are determined on a specific identification basis. Net realized capital gains and losses also result from termination or settlement of derivative contracts that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments are recognized within net realized capital losses when investment losses in value are deemed other-than-temporary. Foreign currency transaction gains and losses are also recognized within net realized capital gains and losses.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $6,004 and $46,855 as of December 31, 2008, 2007 respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond, preferred stock or mortgage loan sold. The IMR balances as of December 31, 2008 and 2007 were $(7,165), and $(10,988) respectively. The 2008 and 2007 IMR balances were asset balances and were reflected as a component of non-admitted assets in Unassigned Funds in accordance with statutory accounting practices. The net capital gains (losses) captured in the IMR, net of taxes, in 2008, 2007, and 2006 were $3,339, $(10,549) and $(15,707), respectively. The amount of (expense) or income amortized from the IMR net of taxes in 2008, 2007 and 2006 included in the Company's Statements of Operations, was $(484), $(86) and $2,664, respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the Statement of Operations.

The Company's accounting policy requires that a decline in the value of a bond or equity security, that is not subject to SSAP No. 43 (Loan-backed and Structured Securities), below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. If the decline in value of a bond or equity security is other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security. In addition, for securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to its cost or amortized cost basis prior to the expected date of sale. The fair value of the other-than-temporarily impaired investment becomes its new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities that are in an unrealized loss position are reviewed at least quarterly to determine if an other-than-temporary impairment is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP No. 43 is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost, (b) the financial condition, credit rating and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments, and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery. Once an impairment charge has been recorded, the Company continues to review the other-than-temporarily impaired securities for further other-than-temporary impairments on an ongoing basis.

Additionally, for certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP No. 43 requires the Company to periodically update their best estimate of cash flows over the life of the security. If management determines that the estimated undiscounted cash flows of a security are less than its amortized cost, then an other-than-temporary impairment charge is recognized equal to the difference between the amortized cost and undiscounted estimated cash flows of the security. The undiscounted estimated cash flows of the impaired investment become its new cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from estimates. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral.

Net realized capital losses resulting from write-downs for other-than-temporary impairments on corporate and asset-backed fixed maturities was $92,544, $560 and $0 for the years ended December 31, 2008, 2007 and 2006. Net realized capital losses resulting from write-downs for other-than-temporary impairments on equities was $20,786, $1,664 and $0 for the years ended December 31, 2008, 2007 and 2006, respectively.

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. For mortgage loans that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of the fair value of the collateral. Changes in valuation allowances are recorded in net realized capital gains and losses. The Company does not have a valuation reserve as of December 31, 2008, 2007 and 2006, respectively.

ADOPTION OF ACCOUNTING STANDARDS

SSAP No. 98 -- Treatment of Cashflows When Quantifying Changes in Valuation and Impairments, An Amendment to SSAP 43 -- Loan Backed and Structured Securities (SSAP No. 98), was issued by the Statutory Accounting Issues Working Group of the NAIC's Accounting Practice and Procedures Task force during 2008. SSAP No. 98 more closely aligns the statutory accounting impairment rules with the more conservative U.S. GAAP accounting principles. SSAP 98 is effective on September 30, 2009 with early adoption permitted. The Company does not expect the implementation of SSAP 98 to have a material impact on the Company's financial statements.

SSAP No. 97 -- Investments in Subsidiary, Controlled and Affiliated Entities (SSAP No. 97), was issued by the Statutory Accounting Issues Working Group of the NAIC's Accounting Practice and Procedures Task force during 2007. SSAP No. 97 defines the appropriate valuation for subsidiaries and affiliates of insurance companies. It was effective on January 1, 2008, and did not have a material impact on the Company's financial statements.

SSAP No. 96 -- Settlement Requirements for Intercompany Transactions (SSAP No.
96), was issued by the Statutory Accounting Issues Working Group of the NAIC's Accounting Practice and Procedures Task Force December 11, 2006. SSAP No. 96 establishes a statutory aging threshold for admission of loans and advances to related parties outstanding as of the reporting date. In addition, this statement establishes an aging threshold for admission of receivables associated with transactions for services provided to related parties outstanding as of the reporting date. It was effective December 31, 2007, and did not have a material impact on the Company's financial statements.

3. INVESTMENTS:

For the years ended December 31,

(A) COMPONENTS OF NET INVESTMENT INCOME

                                            2008             2007        2006
--------------------------------------------------------------------------------
Interest income from bonds and
 short-term investments                    $343,501         $335,302    $306,123
Interest income from policy loans            22,535           21,532      21,199
Interest income from mortgage loans          26,596           17,414       9,591
Interest and dividends from other
 investments                                 (9,818)           9,101       9,577
                                         ----------       ----------  ----------
Gross investment income                     382,814          383,349     346,490
Less: investment expenses                     6,780           34,912       7,143
                                         ----------       ----------  ----------
                  NET INVESTMENT INCOME    $376,034         $348,437    $339,347
                                         ----------       ----------  ----------

(B) COMPONENTS OF NET UNREALIZED CAPITAL LOSSES ON BONDS AND SHORT TERM INVESTMENTS

                                 2008              2007             2006
--------------------------------------------------------------------------------
Gross unrealized
 capital gains                    $89,940          $86,420          $95,839
Gross unrealized
 capital losses                  (981,592)        (152,307)         (62,923)
Net unrealized capital
 (losses) gains                  (891,652)         (65,887)          32,916
Balance, beginning of
 year                             (65,887)          32,916           41,257
                              -----------       ----------       ----------
          CHANGE IN NET
     UNREALIZED CAPITAL
        LOSSES ON BONDS
         AND SHORT-TERM
            INVESTMENTS         $(825,765)        $(98,803)         $(8,341)
                              -----------       ----------       ----------

(C) COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON COMMON STOCKS AND PREFERRED STOCKS

                                   2008             2007            2006
--------------------------------------------------------------------------------
Gross unrealized capital gains         $245          $1,751          $3,778
Gross unrealized capital
 losses                            (157,708)        (56,041)        (36,376)
                                -----------       ---------       ---------
Net unrealized capital losses      (157,463)        (54,290)        (32,598)
Balance, beginning of year          (54,290)        (32,598)        (30,969)
                                -----------       ---------       ---------
      CHANGE IN NET UNREALIZED
        CAPITAL (LOSSES) GAINS
ON COMMON STOCKS AND PREFERRED
                        STOCKS    $(103,173)       $(21,692)        $(1,629)
                                -----------       ---------       ---------

(D) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)

                                                                  2008               2007               2006
---------------------------------------------------------------------------------------------------------------------
Bonds and short-term investments                                 $(103,639)          $(13,496)          $(19,176)
Common stocks                                                         (784)               (11)                43
Preferred stocks                                                   (27,428)            (2,546)              (502)
Other invested assets                                            1,095,885            (72,007)           (40,976)
                                                              ------------       ------------       ------------
Realized capital gains (losses)                                    964,034            (88,060)           (60,611)
Capital gains tax benefit                                             (467)             4,248             (4,248)
                                                              ------------       ------------       ------------
Net realized capital losses, after tax                             964,501            (92,308)           (56,363)
Less: amounts transferred to IMR                                     3,339            (10,549)           (15,707)
                                                              ------------       ------------       ------------
              NET REALIZED CAPITAL (LOSSES) GAINS, AFTER TAX      $961,162           $(81,759)          $(40,656)
                                                              ------------       ------------       ------------

For the years ended December 31, 2008, 2007 and 2006, sales of unaffiliated bonds and short-term investments resulted in proceeds of $1,083,622, $1,478,584 and $1,771,232, gross realized capital gains of $13,331, $13,287 and $9,836, and gross realized capital losses of $29,008, $26,224 and $29,012 respectively, before transfers to the IMR.

For the years ended December 31, 2008, 2007 and 2006, sales of common and preferred stocks resulted in proceeds of $18,884, $149,356 and $24,070, gross realized capital gains of $11, $62 and $43, and gross realized capital losses of $7,437, $955 and $502, respectively.

(E) INVESTMENTS -- DERIVATIVE INSTRUMENTS

OVERVIEW

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company approved objectives: to hedge risk arising from interest rate, equity market, credit spread including issuer defaults, price or foreign currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into income generation or replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), income generation, replication, or held for other investment and/or risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86. The Company's derivative transactions are used in strategies permitted under the derivative use plans required by the State of Connecticut, State of Illinois, and State of New York insurance departments.

Interest rate swaps and index swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using the agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the issuer.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike interest rate or falls below the floor strike interest rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception, and no principal payments are exchanged.

Forward contracts are customized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument.

Financial futures are standardized commitments to either purchase or sell designated financial instruments at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

STRATEGIES

The notional value, fair value, and carrying value of derivative instruments used during the year are disclosed in the strategy discussions below. During the year 2008 and 2007, the Company did not transact in or hold any positions related to net investment hedges in a foreign operation, fair value hedges, or income generation transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. Notional amounts pertaining to derivative instruments at December 31, 2008 and 2007, were $13,610,197 and $17,006,125, respectively.
The fair value of derivative instruments are based upon widely accepted pricing valuation models which utilize independent third party data as inputs or independent broker quotations. The Company did not have any material unrealized gains or losses during the reporting period representing the component of the derivative instruments gain or loss from derivatives that no longer qualify for hedge accounting. The fair value of derivative instruments at December 31, 2008 and 2007, were $1,859,441 and $472,283, respectively. As of December 31, 2008 and 2007, the average fair value for derivatives held for other investment and/or risk management activities was $963,117 and $314,434, respectively. The carrying value of derivative instruments at December 31, 2008 and 2007, were $1,764,939 and $466,251, respectively.

CASH-FLOW HEDGES

INTEREST RATE SWAPS: Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rates. Forward starting swap agreements are used to hedge the interest rate exposure of anticipated future purchases of fixed rate securities. The maximum length of time over which the Company is hedging exposure to the variability of future cash flows for forecasted transactions, excluding those forecasted transactions related to the payment of variable interest on existing financial instruments, is five years. There were no gains and losses classified in unrealized gains and losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period. As of December 31, 2008 and 2007, interest rate swaps used in cash flow hedge relationships had a notional value of $235,000 and $150,000, respectively, a fair value of $72,937 and $(341), respectively, and a carrying value of $0.

FOREIGN CURRENCY SWAPS: Foreign currency swaps are used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed maturities are primarily denominated in euros and are hedged to minimize cash flow fluctuations due to changes in currency rates. As of December 31, 2008 and 2007, foreign currency swaps used in cash flow hedge relationships had a notional value of $176,393 and $192,393, respectively, a fair value of $19,874 and $(23,535), respectively, and a carrying value of $(1,691) and $(29,875), respectively.

REPLICATION TRANSACTIONS

CREDIT DEFAULT SWAPS: The Company periodically enters into credit default swaps as part of replication transactions. Credit default swaps used in replication transactions had a notional value at December 31, 2008 and 2007, of $0, and $7,500, respectively, a fair value of $0 and $33, respectively, and a carrying value of $0.

OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES

INTEREST RATE CAPS: The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap contracts in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. As of December 31, 2008 and 2007, interest rate caps used to mitigate risk in a rising interest rate environment had a notional value of $80,767 and $580,767, respectively, a fair value of $655 and $2,435, respectively, and a carrying value of $655 and $2,435, respectively. For the years ended December 31, 2008, 2007 and 2006, derivative contracts in this strategy reported a loss of $(5,450), $(6,239) and $(235), respectively, in realized capital gains and losses.

CREDIT DEFAULT SWAPS: The Company enters into swap agreements in which the Company reduces or assumes credit exposure from an individual entity. As of December 31, 2008 and 2007, credit default swaps had a notional value of $355,316 and

$447,700, respectively, a fair value of $37,463 and $3,597, respectively, and a carrying value of $37,463 and $3,597 respectively. For the years ended December 31, 2008, 2007 and 2006, credit default swaps reported a gain of $20,185, a gain of $1,453 and a loss of $(19), respectively, in realized capital gains and losses. In addition, the Company may enter into credit default swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value of the original swap. As of December 31, 2008 and 2007, credit default swaps in offsetting relationships had a notional value of $140,000 and $0, respectively, a fair value of $0, and a carrying value of $0. For the years ended 2008, 2007 and 2006, there were no realized gains and losses on credit default swaps in offsetting relationships.

FUTURES CONTRACTS, EQUITY INDEX OPTIONS, TOTAL RETURN INDEX, AND INTEREST RATE SWAP CONTRACTS: The Company enters into interest rate futures, S&P 500 and NASDAQ index futures contracts and put and call options, as well as interest rate, total return Europe, Australasia, and Far East ("EAFE") and equity volatility and dividend swap contracts to hedge exposure to the volatility associated with the portion of the guaranteed minimum withdrawal benefit ("GMWB") liabilities which are not reinsured and to periodically hedge anticipated GMWB new business. In 2007, the Company entered into a customized swap contract to hedge certain risk components for the remaining term of certain blocks of non-reinsured GMWB riders. As of December 31, 2008 and 2007, derivative contracts in this strategy had a notional value of $10,136,044 and $14,946,569, respectively, a fair value of $1,565,020 and $495,575, respectively, and a carrying value of $1,565,020 and $495,575, respectively. For the years ended December 31, 2008, 2007 and 2006, derivative contracts in this strategy reported a gain of $1,006,992, a loss of $(48,528) and $(25,898), respectively, in realized capital gains and losses.

INTEREST RATE SWAPS: The Company enters into interest rate swaps to manage duration risk between assets and liabilities. As of December 31, 2008 and 2007, interest rate swaps had a notional value of $75,000 and $636,500, respectively, a fair value of $319 and $(1,777), respectively, and a carrying value of $319 and $(1,777), respectively. For the years ended December 31, 2008, 2007 and 2006, interest rate swaps reported a gain of $6,056, $447 and $772, respectively, in realized capital gains and losses. In addition, the Company may enter into interest rates swaps to terminate existing swaps in hedging relationships, and thereby offsetting the changes in value in the original swap. As of December 31, 2008 and 2007, interest rate swaps in offsetting relationships had a notional value of $225,000 and $20,000, respectively, a fair value of $(13,301) and $297, respectively, and a carrying value of $(13,301) and $297, respectively. For the year ended December 31, 2008, interest rate swaps in offsetting relationships reported a gain of $2,316. For the years ended 2007 and 2006, there were no realized gains and losses on interest rate swaps in offsetting relationships.

EQUITY INDEX OPTIONS AND FUTURES: The Company purchases S&P 500 options contracts as well as futures to economically hedge the statutory reserve impact of equity volatility arising primarily from guaranteed minimum death benefits ("GMDB") and guaranteed minimum withdrawal benefits ("GMWB") obligations against a decline in the equity markets. As of December 31, 2008 and 2007, derivative contracts in this strategy had a notional value $1,870,478 and $0, respectively, a fair value of $134,852 and $0, respectively, and a carrying value of $134,852 and $0, respectively. For the years ended December 31, 2008, 2007 and 2006, derivative contracts in this strategy reported a loss of $(13,503), $(16,876) and $(6,573), respectively, in realized capital gains and losses.

FOREIGN CURRENCY SWAPS AND FORWARDS: The Company enters into foreign currency swaps to hedge the foreign currency exposures in certain of its foreign fixed maturity investments. In addition, foreign currency and forward contracts convert euros to yen in order to economically hedge the foreign currency risk associated with certain Japanese variable annuity products that are assumed by Hartford Life and Annuity Insurance Company. As of December 31, 2008 and 2007, foreign currency swaps and forwards had a notional value of $315,699 and $44,196, respectively, a fair value of $41,393 and $(3,756), respectively, and a carrying value of $41,393 and $(3,756), respectively. For the years ended December 31, 2008, 2007 and 2006, derivative contracts in this strategy reported a loss of $(773), a gain of $599 and a loss of $(805), respectively, in realized capital gains and losses.

WARRANTS: During 2003, the Company received warrant contracts as part of a reinsurance treaty settlement. As of December 31, 2008 and 2007, the warrants had a notional value of $500, a fair value of $229 and $52, respectively, and a carrying value of $229 and $52, respectively. There were no realized gains and losses during the years 2008, 2007 and 2006.

CREDIT RISK ASSUMED THROUGH CREDIT DERIVATIVES

The Company enters into credit default swaps that assume credit risk from a referenced index or asset pool in order to synthetically replicate investment transactions. In addition, the Company may enter into credit default swaps that assume credit risk to terminate existing credit default swaps that reduce credit risk, thereby offsetting the changes in value of the original swap."

The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer's debt obligation. A credit event is generally defined as default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade baskets of up to five corporate issuers and diversified portfolios of corporate issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and are typically divided into tranches that possess different credit ratings.

The following table presents the notional amount, fair value, carrying value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amount, fair value and carrying value for credit derivatives in which the Company is assuming credit risk as of December 31, 2008.

                                                AVERAGE      AS OF DECEM
CREDIT DERIVATIVE TYPE BY       NOTIONAL                                       CARRYING
DERIVATIVE RISK EXPOSURE       AMOUNT (2)                FAIR VALUE              VALUE
---------------------------------------------------------------------------------------------
Basket credit default
 swaps (4) Investment
 grade risk exposure              $70,000                  $(21,514)            $(21,514)
                                ---------                 ---------            ---------
                 TOTAL           $ 70,000                 $ (21,514)           $ (21,514)

                                WEIGHTED                         UNDERLYING
                                                AVERAGE      AS OF DECEM
CREDIT DERIVATIVE TYPE BY       YEARS TO                      OBLIGATION(S) (1)EDIT
DERIVATIVE RISK EXPOSURE        MATURITY                 TYPE                RATING
-------------------------  ------------------------------------------------------------------
Basket credit default
 swaps (4) Investment
 grade risk exposure             42 years             CMBS Credit               AAA
                                ---------            ------------            ------
                 TOTAL

                               OFFSETTING
                                             AVERAGE      AS OF DECEM
CREDIT DERIVATIVE TYPE BY        AMOUNT                     FAIR               CARRYING
DERIVATIVE RISK EXPOSURE           (3)                    VALUE (3)              VALUE
-------------------------  -------------------------------------------------------------
Basket credit default
 swaps (4) Investment
 grade risk exposure              $70,000                   $21,514              $21,514
                                ---------                 ---------            ---------
                 TOTAL           $ 70,000                  $ 21,514             $ 21,514

(1) The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody's, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

(2) Notional amount is equal to the maximum potential future loss amount. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.

(3) The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting, the future changes in value of or losses paid related to the original swap.

(4) Includes $70,000 of standard market indices of diversified portfolios of corporate issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index.

CREDIT RISK

The Company's derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness and typically requires credit enhancement/credit risk reducing agreements. Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. For each legal entity, the Company's credit exposures are generally quantified daily, netted by counterparty, and collateral is pledged to and held by, or behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds which do not exceed $10,000. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties rated A2/A or better, which are monitored and evaluated by the Company's risk management team and reviewed by senior management. In addition, the compliance unit monitors counterparty credit exposure on a monthly basis to ensure compliance with the Company policies and statutory limitations. The Company also maintains a policy of requiring that derivative contracts, other than exchange traded contracts and certain currency forward contracts, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

As of December 31, 2008, the Company has incurred losses of $(13,838) on derivative instruments due to counterparty default related to the bankruptcy of Lehman Brothers Holdings, Inc. These losses were a result of the contractual collateral threshold amounts and open collateral calls in excess of such amounts immediately prior to the bankruptcy filing, as well as interest rate and credit spread movements from the date of the last collateral call to the date of the bankruptcy filing.

(F) CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. As of December 31, 2008, the Company had one significant concentration of credit risk, Government of Japan, that exceeded 10% of capital and surplus in bonds of single issuers that was not U.S. government, certain U.S. government agencies and short term investment pool. These bonds were all designated NAIC investment grade. The Company monitors closely these concentrations and the potential impact of capital and surplus should the issuer fail to perform according to the contractual terms of the investment. As of December 31, 2008, the carrying value, gross unrealized gain, gross unrealized loss and estimated fair value of these bonds were $1,848,824, $20,292, $0 and $1,869,116

(G) BONDS, SHORT-TERM INVESTMENTS, COMMON STOCKS AND PREFERRED STOCKS

                                                                               DECEMBER 31, 2008
                                                                           GROSS                   GROSS             ESTIMATED
                                                 STATEMENT               UNREALIZED             UNREALIZED              FAIR
                                                   VALUE                   GAINS                  LOSSES               VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S. government and government agencies and
 authorities:
 -- Guaranteed and sponsored                         $767,433                $8,278                  $(3,717)            $771,994
 -- Guaranteed and sponsored -- asset-backed          612,681                14,147                   (1,672)             625,156
States, municipalities and political
 subdivisions                                          56,540                   258                   (9,859)              46,939
International governments                           1,784,069                21,070                     (496)           1,804,643
Public utilities                                      552,314                 5,224                  (52,867)             504,671
All other corporate -- excluding
 asset-backed                                       2,543,103                34,761                 (271,737)           2,306,127
All other corporate -- asset-backed                 2,055,543                 6,202                 (641,244)           1,420,501
Short-term investments                              2,166,710                    --                       --            2,166,710
                                              ---------------            ----------            -------------       --------------
      TOTAL BONDS AND SHORT-TERM INVESTMENTS      $10,538,393               $89,940                $(981,592)          $9,646,741
                                              ---------------            ----------            -------------       --------------

                                                                           GROSDECEMBER 31, 2008   GROSS             ESTIMATED
                                                                         UNREALIZED             UNREALIZED              FAIR
                                                   COST                    GAINS                  LOSSES               VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                           $5,987                   $18                    $(974)              $5,031
Common stock -- affiliated                             36,884                    --                  (30,395)               6,489
                                              ---------------            ----------            -------------       --------------
                         TOTAL COMMON STOCKS          $42,871                   $18                 $(31,369)             $11,520
                                              ---------------            ----------            -------------       --------------

                                                                               DECEMBER 31, 2008
                                                                           GROSS                   GROSS             ESTIMATED
                                                 STATEMENT               UNREALIZED             UNREALIZED              FAIR
                                                   VALUE                   GAINS                  LOSSES               VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS
Preferred stock -- unaffiliated                      $255,362                  $227                $(126,339)            $129,250
                                              ---------------            ----------            -------------       --------------
                      TOTAL PREFERRED STOCKS         $255,362                  $227                $(126,339)            $129,250
                                              ---------------            ----------            -------------       --------------

                                                                               DECEMBER 31, 2007
                                                                           GROSS                   GROSS             ESTIMATED
                                                 STATEMENT               UNREALIZED             UNREALIZED              FAIR
                                                   VALUE                   GAINS                  LOSSES               VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S. government and government agencies and
 authorities:
 -- Guaranteed and sponsored                          $21,766                  $489                     $ --              $22,255
 -- Guaranteed and sponsored -- asset-backed          610,221                 8,476                   (3,611)             615,086
States, municipalities and political
 subdivisions                                          36,155                    --                   (1,693)              34,462
International governments                              16,739                   439                     (102)              17,076
Public utilities                                      467,158                 3,364                  (11,666)             458,856
All other corporate -- excluding
 asset-backed                                       2,156,711                47,235                  (40,854)           2,163,092
All other corporate -- asset-backed                 2,296,880                26,417                  (94,381)           2,228,916
Short-term investments                                476,505                    --                       --              476,505
                                              ---------------            ----------            -------------       --------------
      TOTAL BONDS AND SHORT-TERM INVESTMENTS       $6,082,135               $86,420                $(152,307)          $6,016,248
                                              ---------------            ----------            -------------       --------------

                                                                           GROSS                   GROSS             ESTIMATED
                                                                         UNREALDECEMBER 31, 2007UNREALIZED              FAIR
                                                   COST                    GAINS                  LOSSES               VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                           $6,662                $1,425                      $(3)              $8,084
Common stock -- affiliated                             36,884                    --                  (30,221)               6,663
                                              ---------------            ----------            -------------       --------------
                         TOTAL COMMON STOCKS          $43,546                $1,425                 $(30,224)             $14,747
                                              ---------------            ----------            -------------       --------------

                                                                    GROSS   DECEMBER 31, 2007  GROSS                  ESTIMATED
                                           STATEMENT             UNREALIZED                  UNREALIZED                 FAIR
                                             VALUE                  GAINS                      LOSSES                   VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS
Preferred stock -- unaffiliated               $301,811                 $236                     $(25,817)                $276,230
                                         -------------            ---------                 ------------            -------------
                 TOTAL PREFERRED STOCKS       $301,811                 $236                     $(25,817)                $276,230
                                         -------------            ---------                 ------------            -------------

The statement value and estimated fair value of bonds and short-term investments at December 31, 2008 by expected maturity year are shown below. Expected maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities, including mortgage-backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimate of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

                                                    STATEMENT       ESTIMATED
                                                      VALUE         FAIR VALUE
--------------------------------------------------------------------------------
MATURITY
Due in one year or less                               $2,534,297      $2,495,083
Due after one year through five years                  2,637,862       2,356,958
Due after five years through ten years                 3,812,781       3,406,406
Due after ten years                                    1,553,453       1,388,294
                                                 ---------------  --------------
                                          TOTAL      $10,538,393      $9,646,741
                                                 ---------------  --------------

At December 31, 2008 and 2007, securities with a statement value of $3,809 and $3,805, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

(H) MORTGAGE LOANS

The maximum and minimum lending rates for the Company's mortgage loans outstanding were 6.99% and 4.02% and 9.38% and 5.26% during 2008 and 2007, respectively. During 2008 and 2007, the Company did not reduce interest rates on any outstanding mortgage loans. For loans held at December 31, 2008 and 2007, the highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed, purchase money mortgages or construction loans was 79.23%. There were no taxes, assessments or amounts advanced and not included in the mortgage loan total. As of December 31, 2008 and 2007, the Company did not hold mortgages with interest more than 180 days past due. There were no impaired mortgage loans as of December 31, 2008 and 2007.

(I) RESTRUCTURED DEBT IN WHICH THE COMPANY IS A CREDITOR

The Company did not have investments in restructured loans as of December 31, 2008, 2007 and 2006.

(J) FAIR VALUE OF FINANCIAL INSTRUMENTS

                                                        2008   ESTIMATED                 2007   ESTIMATED
                                            STATEMENT             FAIR       STATEMENT             FAIR
                                              VALUE              VALUE         VALUE              VALUE
-----------------------------------------------------------------------------------------------------------
ADMITTED ASSETS
 Bonds and short-term investments           $10,538,393          9,646,741    $6,082,135          6,016,248
 Preferred stocks                               255,362            129,250       301,811            276,320
 Common stocks                                   11,520             11,520        14,747             14,747
 Mortgage loans                                 611,372            569,461       350,528            351,604
 Derivative related assets (1)                1,791,997          1,813,561       473,685            479,381
 Policy loans                                   354,920            354,920       343,773            343,773
 Other invested assets                          264,280            264,280       183,719            183,719
LIABILITIES
 Liability for deposit type contracts           $70,266            $70,266       $73,736            $73,736
 Derivative related liabilities (1)              27,058             27,058         7,434              6,790
                                          -------------       ------------  ------------       ------------

(1) Includes derivatives held for other investment and risk management activities as of December 31, 2008 and 2007, with a fair value asset position of $1,793,687 and $490,565, respectively, and a liability position of $27,058 and $5,561, respectively. Excludes derivative contracts that receive hedge accounting and have a zero statement value at December 31, 2008 and 2007. These derivatives are not reported on the Statement of Admitted Assets, Liabilities and Surplus and have a fair value as of December 31, 2008 and 2007, of $72,938 and ($308), respectively.

Included in various investment related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stock when carried at the lower of cost or market.

The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale. The fair value of a liability is the amount at which that liability could be incurred or settled in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

The valuation methodologies used to determine the fair values of assets and liabilities under the "exit price" notion of SFAS 157 "Fair Value Measurements" reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. Security pricing is applied using a "waterfall" approach whereby publicly available prices are first sought from third party pricing services, the remaining unpriced securities are submitted to independent brokers for prices, or lastly, securities are priced using a pricing matrix. Derivative instruments are fair valued using pricing valuation models, which utilize market data inputs or independent broker quotations. The Company performs a monthly analysis on the prices received from third parties and derivative valuation which includes both quantitative and qualitative analysis.

The Company's financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by SFAS No. 157, FAIR VALUE MEASUREMENTS. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The levels of the fair value hierarchy are as follows:

  LEVEL 1 -- Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date.

  LEVEL 2 -- Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities.

  LEVEL 3 -- Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 securities include less liquid securities such as private placement debt and equity securities. Because Level 3 fair values, by their nature, contain unobservable market inputs as there is no observable market for these assets and liabilities, considerable judgment is used to determine the SFAS 157 Level 3 fair values. Level 3 fair values represent the Company's best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

FINANCIAL ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS

The following table provides information as of December 31, 2008 about the Company's financial assets and liabilities measured at fair value on a recurring basis.

                                                  QUOTED PRICES
                                                    IN ACTIVE            SIGNIFICANT             SIGNIFICANT
                                                   MARKETS FOR           OBSERVABLE             UNOBSERVABLE
                                                IDENTICAL ASSETS           INPUTS                  INPUTS
                                                    (LEVEL 1)             (LEVEL 2)               (LEVEL 3)             TOTAL
---------------------------------------------------------------------------------------------------------------------------------
ASSETS AT FAIR VALUE:
Common Stock                                           $5,028                     --                       $4              $5,032
Derivative related assets
 Customized derivatives used to hedge US GMWB              --                     --                  490,215             490,215
 Other derivatives used to hedge US GMWB                   --                (12,918)               1,101,792           1,088,874
 Macro hedge program                                       --                 34,614                  134,852             169,466
 Other derivative assets                                   --                 44,477                      655              45,132
Total derivative related assets                            --                 66,173                1,727,514           1,793,687
Separate account assets                                50,551                     --                       --              50,551
                                                    ---------            -----------            -------------       -------------
                  TOTAL ASSETS AT FAIR VALUE:         $55,579               $132,346               $3,455,032          $3,642,957
                                                    ---------            -----------            -------------       -------------
LIABILITIES AT FAIR VALUE:
Derivative related liabilities
 Other derivatives used to hedge US GMWB                   --                     --                   14,070              14,070
 Other derivative liabilities                              --                 12,988                       --              12,988
Total derivative related liabilities                       --                 12,988                   14,070              27,058
Separate account liabilities                           50,551                     --                       --              50,551
                                                    ---------            -----------            -------------       -------------
             TOTAL LIABILITIES AT FAIR VALUE:         $50,551                $12,988                  $14,070             $77,609
                                                    ---------            -----------            -------------       -------------

Fair values and changes in the fair values of separate account assets generally accrue directly to the policyholders and are not included in the Company's revenues and expenses or surplus.

Level 1 financial assets and liabilities

Common Stock classified in Level 1 includes actively-traded exchange-listed equity securities and mutual funds. Separate account assets in Level 1 primarily include actively-traded institutional and retail mutual fund investments valued by the respective mutual fund companies.

Level 2 financial assets and liabilities

DERIVATIVE: Amounts classified in Level 2 represent over-the-counter instruments, such as forwards, interest rate swaps, currency swaps, and certain credit default swaps that do not qualify for hedge accounting. The derivative valuations are determined using pricing models with inputs that are observable in the market or can be derived principally from or corroborated by observable market data.

Level 3 financial assets and liabilities

The Company classifies certain privately placed, complex or illiquid securities in Level 3.

COMMON STOCK: Securities classified in Level 3 represent private placement equity securities. Fair values for these securities are derived principally using unobservable inputs as there is little, if any, relevant market data.

DERIVATIVES: Amounts classified in Level 3 represent complex derivatives, such as interest rate swaps, equity options and swaps, and certain credit default swaps that do not qualify for hedge accounting. Also included in Level 3 classification for derivatives are customized equity swaps that partially hedge the Company's U.S. GMWB liabilities. These derivative instruments are valued using pricing models which utilize both observable and unobservable inputs and, to a lesser extent, broker quotations. A derivative instrument containing Level 1 or Level 2 inputs will be classified as a Level 3 financial instrument in its entirety if it has at least one significant Level 3 input.

Changes in Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis

The table below provides a fair value rollforward for the year ending December 31, 2008 for the financial instruments for which significant unobservable inputs (Level 3) are used in the fair value measurement on a recurring basis. The Company classifies the fair values of financial instruments within Level 3 if there are no observable markets for the instruments or, in the absence of active markets, the majority of the inputs used to determine fair value are based on the Company's own assumptions about market participant assumptions. The gains and losses in the table below include changes in fair value due partly to observable and unobservable factors.

                                                           CUSTOMIZED             OTHER
                                                        DERIVATIVES USED    DERIVATIVES USED
                                           COMMON         TO HEDGE US          TO HEDGE US
(IN MILLIONS)                               STOCK             GMWB                GMWB
----------------------------------------------------------------------------------------------
Fair value at 1/1/08                          $4             $36,281             $430,264
Realized/unrealized gains (losses)
 included in:
 Net income                                   --                  --                   --
 Unrealized gains and losses                  --             453,934              836,724
 Purchases, issuances, and settlements        --                  --             (179,266)
Transfers in (out) of Level 3                 --                  --                   --
                                             ---            --------            ---------
Fair value at 12/31/08                         4             490,215            1,087,722
                                             ---            --------            ---------
Total gains and (losses) included in
 income attributable to instruments
 held at the reporting date                   --             453,934              729,955
                                             ---            --------            ---------


                                           MACRO HEDGE           OTHER
(IN MILLIONS)                                PROGRAM          DERIVATIVES        TOTAL
--------------------------------------  ------------------------------------------------------
Fair value at 1/1/08                              --              $(515)         $466,034
Realized/unrealized gains (losses)
 included in:
 Net income                                       --                 --                --
 Unrealized gains and losses                 101,264             (1,394)        1,390,528
 Purchases, issuances, and settlements        33,588             (1,192)         (146,870)
Transfers in (out) of Level 3                     --              3,756             3,756
                                             -------            -------       -----------
Fair value at 12/31/08                       134,852                655        $1,713,448
                                             -------            -------       -----------
Total gains and (losses) included in
 income attributable to instruments
 held at the reporting date                  101,264             (4,167)       $1,280,986
                                             -------            -------       -----------

Changes in the value of common stock for realized gains/losses are included in net income, and changes in unrealized gains/losses have been included in surplus. Changes in the value of separate account assets for realized and unrealized gains/losses accrue directly to the policyholders and are not included in net income.

Transfers in and/or (out) of Level 3 during the twelve months ended December 31, 2008 are attributable to a change in the availability of market observable information for individual securities within respective categories

ASSETS MEASURED AT FAIR VALUE ON A NON-RECURRING BASIS

Certain financial assets are measured at fair value on a non-recurring basis, such as certain bonds and preferred stock valued at the lower of amortized cost or fair value, or investments that are impaired during the reporting period and recorded at fair value on the balance sheet at December 31, 2008. The following table summarizes the assets measured at fair value on a non-recurring basis as of 12/31/08:

                                           QUOTED PRICES IN        SIGNIFICANT        SIGNIFICANT
                                          ACTIVE MARKETS FOR        OBSERVABLE        UNOBSERVABLE
                                           IDENTICAL ASSETS           INPUTS             INPUTS           TOTAL GAINS
                                TOTAL          (LEVEL 1)            (LEVEL 2)          (LEVEL 3)         AND (LOSSES)
------------------------------------------------------------------------------------------------------------------------
Bonds                            6,173             --                  4,775              1,398              (7,128)

Bonds include those securities that are ineligible to be carried at amortized cost by the SVO and have a fair value that is less than amortized cost as of December 31, 2008. Also included in bonds are those securities that are eligible to be carried at amortized cost, but have been permanently impaired as of December 31, 2008 due to an other-than-temporary loss in value and as a result are written down to fair value at that time. Level 3 Bonds include primarily sub-prime and Alt-A securities that are priced by third party pricing services or brokers and are classified as level 3 due to the lack of liquidity in the market.

(K) SECURITIES LENDING AND COLLATERAL ARRANGEMENTS

The Company participates in a securities lending program to generate additional income, whereby certain domestic fixed income securities are loaned from the Company's investment portfolio to qualifying third parties. Borrowers of these securities provide collateral of 102% of the market value of the loaned securities. Acceptable collateral may be in the form of cash or U.S. Government securities. The market value of the loaned securities is monitored and additional collateral is obtained if the market value of the collateral falls below 100% of the market value of the loaned securities. Under the terms of the securities lending program, the lending agent indemnifies the Company against borrower defaults. As of December 31, 2008 and 2007, the statement value of the loaned securities was approximately $274,377 and $388,666, respectively, and was included in bonds in the Statements of Admitted Assets, Liabilities and Surplus. The Company earns income from the cash collateral or receives a fee from the borrower. The Company recorded before-tax income from securities lending transactions, net of lending fees, of $135, $489 and $192 for the years ended December 31, 2008, 2007 and 2006, respectively, which was included in net investment income.

The Company also enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2008 and 2007, collateral pledged of $478,048 and $10,939, respectively, was included in bonds, on the Statements of Admitted Assets, Liabilities and Surplus.

As of December 31, 2008 and 2007, the Company had accepted collateral relating to the securities lending program and derivative instruments consisting of cash, U.S. Government and U.S. Government agency securities with a statement value of $2,080,162 and $799,664, respectively. At December 31, 2008 and 2007, cash collateral of $1,924,101 and $667,016 respectively, was invested and recorded in the Statements of Admitted Assets, Liabilities and Surplus in bonds and cash and short-term investments with a corresponding amount recorded in other liabilities. The fair value of the cash collateral invested in bonds and cash and short-term investments was $1,829,907 as of December 31, 2008. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2008 and 2007. As of December 31, 2008 and 2007, all collateral accepted was held in separate custodial accounts.

The statement value of the cash and securities collateral received by contractually obligated terms are shown below.

                                                 CASH AND SECURITIES
                                                      COLLATERAL
                                                  DECEMBER 31, 2008
----------------------------------------------------------------------------
Thirty days or less                                    $1,949,162
Thirty one to 60 days                                      59,000
Sixty one to 90 days                                           --
                                                     ------------
Over 90 days                                               72,000
                                                     ------------
                                   TOTAL               $2,080,162
                                                     ------------

(L) SECURITY UNREALIZED LOSS AGING

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company's other-than-temporary impairment policy, see Note No. 2, Summary of Significant Accounting Policies. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2008 and 2007.

The following table presents cost or statement value, fair value, and unrealized losses for the Company's bonds and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2008.

                                                LESS THAN 12 MONTHS                                12 MONTHS OR MORE
                                    AMORTIZED          FAIR          UNREALIZED        AMORTIZED          FAIR          UNREALIZED
                                      COST             VALUE           LOSSES            COST             VALUE           LOSSES
----------------------------------------------------------------------------------------------------------------------------------
U.S. Gov't and Gov't agencies
 & authorities
 -- guaranteed & sponsored            $684,248         $680,531          $(3,717)            $ --             $ --            $ --
 -- guaranteed & sponsored --
  asset backed                          37,768           37,523             (245)          79,200           77,773          (1,427)
States, municipalities &
 political subdivisions                 10,395            9,721             (674)          36,145           26,960          (9,185)
International Governments                4,983            4,487             (496)              --               --              --
Public utilities                       223,457          206,514          (16,943)         198,757          162,833         (35,924)
All other corporate including
 international                       1,311,543        1,212,800          (98,743)         721,634          548,640        (172,994)
All other corporate-asset
 backed                                557,904          455,963         (101,941)       1,441,860          902,557        (539,303)
                                   -----------      -----------      -----------      -----------      -----------      ----------
       TOTAL FIXED MATURITIES        2,830,298        2,607,539         (222,759)       2,477,596        1,718,763        (758,833)
Common stock -- unaffiliated             4,258            3,286             (972)               2               --              (2)
Common stock -- affiliated                  --               --               --           36,884            6,489         (30,395)
Preferred stock --
 unaffiliated                           20,127           11,958           (8,169)         232,547          114,377        (118,170)
                                   -----------      -----------      -----------      -----------      -----------      ----------
                 TOTAL EQUITY           24,385           15,244           (9,141)         269,433          120,866        (148,567)
                                   -----------      -----------      -----------      -----------      -----------      ----------
             TOTAL SECURITIES       $2,854,683       $2,622,783        $(231,900)      $2,747,029       $1,839,629       $(907,400)
                                   -----------      -----------      -----------      -----------      -----------      ----------

                                                       TOTAL
                                    AMORTIZED          FAIR           UNREALIZED
                                      COST             VALUE            LOSSES
-----------------------------  ------------------------------------------------------
U.S. Gov't and Gov't agencies
 & authorities
 -- guaranteed & sponsored            $684,248         $680,531           $(3,717)
 -- guaranteed & sponsored --
  asset backed                         116,968          115,296            (1,672)
States, municipalities &
 political subdivisions                 46,540           36,681            (9,859)
International Governments                4,983            4,487              (496)
Public utilities                       422,214          369,347           (52,867)
All other corporate including
 international                       2,033,177        1,761,440          (271,737)
All other corporate-asset
 backed                              1,999,764        1,358,520          (641,244)
                                   -----------      -----------      ------------
       TOTAL FIXED MATURITIES        5,307,894        4,326,302          (981,592)
Common stock -- unaffiliated             4,260            3,286              (974)
Common stock -- affiliated              36,884            6,489           (30,395)
Preferred stock --
 unaffiliated                          252,674          126,335          (126,339)
                                   -----------      -----------      ------------
                 TOTAL EQUITY          293,818          136,110          (157,708)
                                   -----------      -----------      ------------
             TOTAL SECURITIES       $5,601,712       $4,462,412       $(1,139,300)
                                   -----------      -----------      ------------

The following discussion refers to the data presented in the table above, excluding affiliated common stock. The Company holds 100% of the common stock of a foreign insurance subsidiary which is stated at GAAP carrying value adjusted for certain items non-admitted for U.S. Statutory rules if applicable. The Company does not have any current plans to dispose of this investment.

As of December 31, 2008, fixed maturities, comprised of approximately 760 securities, accounted for approximately 86% of the Company's total unrealized loss amount. The securities were primarily concentrated in securitized assets, specifically CMBS and financial services sector securities. The remaining 14%, comprised of approximately 25 securities, primarily consisted of non-redeemable preferred stock in the financial services sector. The unrealized losses were largely the result of credit spread widening primarily due to continued deterioration in the U.S. housing market, tightened lending conditions and the market's flight to quality securities, as well as, a U.S. recession and a declining global economy.

As of December 31, 2008, 66% of securities in an unrealized loss position were depressed less than 20% of amortized cost. Based upon the Company's current evaluation of these securities in accordance with its impairment policy, the Company has determined that these securities are temporarily impaired.

Securities in an unrealized loss position for less than twelve months were comprised of approximately 340 securities. The majority of these securities are investment grade fixed maturities depressed due to changes in credit spreads from the date of purchase. As of December 31, 2008, 80% were securities priced at or greater than 85% of amortized cost. The remaining securities were primarily composed of CMBS, ABS, and other corporate securities in the financial services sector, of which 90% had a credit rating of BBB or above as of December 31, 2008. The severity of the depression resulted from credit spread widening due to tightened lending conditions and the market's flight to quality securities.

Securities depressed for twelve months or more as of December 31, 2008 were comprised of approximately 445 securities with the majority of the unrealized loss amount relating to securitized assets and financial services sector securities. The majority of the securitized assets depressed for twelve months or more primarily relate to CMBS and sub-prime RMBS. Based upon the Company's cash flow modeling in a severe negative economic outlook, which shows no loss of principal and interest, it has been determined that these securities are temporarily impaired as of December 31, 2008. The majority of the other securities depressed for twelve months or more primarily relate to financial services sector securities that include corporate bonds, as well as, preferred equity issued by large high quality financial institutions that are lower in the capital structure and, as a result, have incurred greater price depressions. Based upon the Company's analysis of these securities and current macroeconomic conditions, the Company expects to see price recovery on these securities.

The following table presents amortized cost, fair value, and unrealized losses for the Company's bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2007.

                                             LESS THAN 12 MONTHS                         12 MONTHS OR MORE
                                 AMORTIZED           FAIR          UNREALIZED       AMORTIZED           FAIR
                                    COST            VALUE            LOSSES            COST            VALUE
---------------------------------------------------------------------------------------------------------------
U.S. Gov't and Gov't
 agencies & authorities
 -- guaranteed & sponsored             $ --             $ --            $ --              $110             $110
 -- guaranteed & sponsored
  --asset backed                     44,618           44,107            (511)          190,627          187,527
States, municipalities &
 political subdivisions              35,000           33,354          (1,646)            1,155            1,108
International Governments                --               --              --            14,074           13,972
Public utilities                    172,959          166,639          (6,320)          111,623          106,277
All other corporate
 including international            627,727          609,966         (17,761)          477,236          454,143
All other corporate --
 asset backed                     1,053,508          974,477         (79,031)          475,498          460,148
                                 ----------       ----------       ---------        ----------       ----------
    TOTAL FIXED MATURITIES        1,933,812        1,828,543        (105,269)        1,270,323        1,223,285
Common stock --
 unaffiliated                            --               --              --                 3               --
Common stock -- affiliated               --               --              --            36,884            6,663
Preferred stock --
 unaffiliated                       207,806          188,684         (19,122)           69,480           62,785
                                 ----------       ----------       ---------        ----------       ----------
              TOTAL EQUITY          207,806          188,684         (19,122)          106,367           69,448
                                 ----------       ----------       ---------        ----------       ----------
          TOTAL SECURITIES       $2,141,618       $2,017,227       $(124,391)       $1,376,690       $1,292,733
                                 ----------       ----------       ---------        ----------       ----------

                               12 MONTHS OR MORE                             TOTAL
                                     UNREALIZED           AMORTIZED           FAIR          UNREALIZED
                                       LOSSES                COST            VALUE            LOSSES
--------------------------  -------------------------------------------------------------------------------
U.S. Gov't and Gov't
 agencies & authorities
 -- guaranteed & sponsored                $ --                  $110             $110            $ --
 -- guaranteed & sponsored
  --asset backed                        (3,100)              235,245          231,634          (3,611)
States, municipalities &
 political subdivisions                    (47)               36,155           34,462          (1,693)
International Governments                 (102)               14,074           13,972            (102)
Public utilities                        (5,346)              284,582          272,916         (11,666)
All other corporate
 including international               (23,093)            1,104,963        1,064,109         (40,854)
All other corporate --
 asset backed                          (15,350)            1,529,006        1,434,625         (94,381)
                                      --------            ----------       ----------       ---------
    TOTAL FIXED MATURITIES             (47,038)            3,204,135        3,051,828        (152,307)
Common stock --
 unaffiliated                               (3)                    3               --              (3)
Common stock -- affiliated             (30,221)               36,884            6,663         (30,221)
Preferred stock --
 unaffiliated                           (6,695)              277,286          251,469         (25,817)
                                      --------            ----------       ----------       ---------
              TOTAL EQUITY             (36,919)              314,173          258,132         (56,041)
                                      --------            ----------       ----------       ---------
          TOTAL SECURITIES            $(83,957)           $3,518,308       $3,309,960       $(208,348)
                                      --------            ----------       ----------       ---------

The following discussion refers to the data presented in the table above, excluding affiliated common stock. The Company holds 100% of the common stock of a foreign insurance subsidiary which is stated at GAAP carrying value adjusted for certain items non-admitted for U.S. Statutory rules if applicable. The Company does not have any current plans to dispose of this investment.

As of December 31, 2007, fixed maturities, comprised of approximately 590 securities, accounted for approximately 86% of the Company's total unrealized loss amount. The remaining 14% primarily consisted of non-redeemable preferred stock in the financial services sector, the majority of which were in an unrealized loss position for less than twelve months. There were no fixed maturities or equity securities as of December 31, 2007, with a fair value less than 80% of the security's amortized cost for more than six continuous months other than certain asset backed securities ("ABS") and collateralized mortgage backed securities ("CMBS") accounted for under SSAP No. 43. Based on management's best estimate of future cash flows, there were no such ABS and CMBS in an unrealized loss position as of December 31, 2007 that were deemed to be other-than- temporarily impaired.

Fixed maturity securities in an unrealized loss position for less than twelve months were comprised of approximately 245 securities. The majority of these securities are investment grade fixed maturities depressed due to changes in credit spreads from the date of purchase. As of December 31, 2007, 85% were securities priced at or greater than 85% of amortized cost. The remaining securities were primarily composed of CMBS, ABS, and other corporate securities in the financial services sector, of which 75% had a credit rating of BBB or above as of December 31, 2007. The severity of the depression resulted from credit spread widening due to tightened lending conditions and the market's flight to quality securities.

Fixed maturity securities depressed for twelve months or more as of December 31, 2007 were comprised of approximately 350 securities, with the majority of the unrealized loss amount relating to CMBS, corporate fixed maturities within the industrial and financial services sector and ABS. The CMBS in an unrealized loss position for twelve months or more as of December 31, 2007 were primarily the results of credit spreads widening from the security purchase date. The recent price depression resulted from widening credit spreads primarily due to tightened lending conditions and the market's flight to quality securities. Future changes in fair value of these securities are primarily dependent on sector fundamentals, credit spread movements and changes in interest rates. Corporate securities in an unrealized loss position for twelve months or more as of December 31, 2007 were primarily the result of credit spreads widening from the security purchase date primarily due to tightened lending conditions and the market's flight to quality securities. Substantially all of these securities are investment grade with an average price of 95% of amortized cost. Future changes in fair value of these securities are primarily dependent on the extent of future issuer credit losses, return of liquidity, and changes in general market conditions, including interest rates and credit spread movements.

4. INCOME TAXES:

(a) The components of the net deferred tax asset/(liability) as of December 31, are as follows:

                                              2008              2007
-----------------------------------------------------------------------------
Total of all deferred tax assets
 (admitted and non-admitted)                $1,492,810          $610,815
Total of all deferred tax liabilities         (891,412)         (116,655)
                                          ------------       -----------
Net deferred asset/(liability)                 601,398           494,160
Total deferred tax assets non-admitted         233,111           348,644
Net admitted deferred tax asset               $368,287          $145,516
                                          ------------       -----------
Decrease in deferred taxes non-admitted      $(115,533)        $(113,281)
                                          ------------       -----------

(b) There were no unrecognized deferred tax liabilities.

(c) The components of incurred income tax expense/(benefit) as of December 31, are as follows:

                             2008               2007               2006
--------------------------------------------------------------------------------
Federal taxes before
 capital gains, NOL,
 and AMT                    $(479,071)          $128,160            $66,084
Foreign taxes                      --            (13,802)           (29,123)
NOL
limitation/(utilization)      230,834                 --             (7,166)
Alternative minimum tax        (6,233)           (32,097)            35,010
Prior period
 adjustments and other          8,725              6,187            (32,844)
                         ------------       ------------       ------------
    FEDERAL AND FOREIGN
    INCOME TAX INCURRED     $(245,745)           $88,448            $31,961
                         ------------       ------------       ------------

The changes in the main components of deferred tax assets and deferred tax liabilities are as follows:

DEFERRED TAX ASSETS                           2008          2007         Change
---------------------------------------------------------------------------------------
Reserves                                       $751,417      $25,989      $725,428
Tax DAC                                         302,889      283,943        18,946
Unrealized Losses                                    --       54,684       (54,684)
Bonds and Other Investments                          --       53,588       (53,588)
NOL/Minimum Tax Credit/Foreign Tax
 Credits                                        404,134      164,056       240,078
Other                                            34,370       28,555         5,815
                                          -------------  -----------  ------------
               TOTAL DEFERRED TAX ASSETS     $1,492,810     $610,815      $881,995
                                          -------------  -----------  ------------
        DEFERRED TAX ASSETS NON-ADMITTED       $233,111     $348,644     $(115,533)
                                          -------------  -----------  ------------

DEFERRED TAX LIABILITIES                      2008               2007              Change
-------------------------------------------------------------------------------------------------
Bonds and Other Investments                  $(275,019)              $ --          $(275,019)
Accrued Deferred Compensation                   (5,073)            (2,153)            (2,920)
Reserves                                       (76,704)           (87,097)            10,393
Deferred and Uncollected                       (21,848)           (19,853)            (1,995)
Unrealized Gains/(Losses)                     (505,949)                --           (505,949)
Other                                           (6,819)            (7,552)               733
                                          ------------       ------------       ------------
          TOTAL DEFERRED TAX LIABILITIES     $(891,412)         $(116,655)         $(774,757)
                                          ------------       ------------       ------------
      TOTAL ADMITTED DEFERRED TAX ASSETS      $368,287           $145,516           $222,771
                                          ------------       ------------       ------------

                                              2008              2007             CHANGE
-----------------------------------------------------------------------------------------------
Total deferred tax assets                   $1,492,810          $610,815          $881,995
Total deferred tax liabilities                (891,412)         (116,655)         (774,757)
Net deferred tax asset (liability)            $601,398          $494,160          $107,238
Adjust for stock compensation transfer                                               1,380
Adjust for change in deferred tax on
 unrealized gains (losses)                                                         560,633
                                                                               -----------
  ADJUSTED CHANGE IN NET DEFERRED INCOME
                                     TAX                                          $669,251
                                                                               -----------

(d) The Company's income tax expense and change in deferred tax assets and deferred tax liabilities as of December 31, differs from the amount obtained by applying the Federal statutory rate of 35% to the Net Gain from Operations After Dividends to Policyholders for the following reasons:

                                                  EFFECTIVE                      EFFECTIVE                        EFFECTIVE
                                   2008           TAX RATE        2007            TAX RATE        2006             TAX RATE
-------------------------------------------------------------------------------------------------------------------------------
Tax provision at statutory
 rate                            $(780,261)          35.0%       $132,025            35.0%       $128,249            35.0%
DRD                               (105,214)           4.7%       (100,000)          (26.5)%      (107,070)          (29.2)%
IMR adjustment                       1,338           (0.1)%        (3,662)           (1.0)%        (6,430)           (1.8)%
Gain on reinsurance booked to
 surplus                             2,846           (0.1)%        68,051            18.0%             --              --
Correction of deferred
 balances                               --             --           8,698             2.3%             --              --
2005 Tax Return true-up
 adjustment                             --             --              --              --          (3,636)           (1.0)%
Foreign tax credits                (12,910)           0.6%        (12,692)           (3.3)%       (11,157)           (3.0)%
Change in basis of reserves
 booked to surplus                  (8,377)           0.4%         82,901            22.0%             --              --
Other                              (12,885)           0.6%            267             0.1%         (2,719)           (0.7)%
                                ----------          -----      ----------          ------      ----------          ------
                         TOTAL   $(915,463)          41.3%       $175,588            46.6%        $(2,763)           (0.8)%
                                ----------          -----      ----------          ------      ----------          ------

                                                  EFFECTIVE                  EFFECTIVE                        EFFECTIVE
                                   2008           TAX RATE        2007        TAX RATE        2006             TAX RATE
---------------------------------------------------------------------------------------------------------------------------
Federal and foreign income tax
 incurred                        $(245,745)          11.0%        $88,448        23.5%        $31,961             8.7%
Federal income taxes on net
 capital gains                        (467)           0.0%          4,248         1.1%         (4,248)           (1.2)%
Adjusted change in net
 deferred income taxes            (669,251)          30.1%         82,891        22.0%        (30,476)           (8.3)%
                                ----------          -----      ----------      ------      ----------          ------
  TOTAL STATUTORY INCOME TAXES   $(915,463)          41.1%       $175,587        46.6%        $(2,763)           (0.8)%
                                ----------          -----      ----------      ------      ----------          ------

(e) As of December 31, 2008, the Company had a net operating loss carry forward of $659,526 originating in 2008 which will expire, if unused, in 2023. As of December 31, 2008, the Company had a foreign tax credit carry forward of $12,910 originating in 2008 which will expire, if unused, in 2018.

There were no income taxes incurred in the current and prior years that will be available for recoupment.

As of December 31, 2008, the aggregate amount of deposits reported as admitted assets under section 6603 of the Internal Revenue Code was $0.

(f) The Company is included in the Hartford's consolidated Federal income tax return. The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, is consistent with the "parent down" approach. Under this approach, the Company's deferred tax assets and tax attributes are considered realized by it so long as the group is able to recognize (or currently use) the related deferred tax asset or attribute.

The Company's federal income tax return is consolidated with the following entities:

The Hartford Financial
Services Group, Inc. (Parent)
Hartford Holdings, Inc.         Hartford Integrated
                                Technologies, Inc.
Nutmeg Insurance Company        Business Management Group,
                                Inc.
Heritage Holdings, Inc.         Personal Lines Insurance
                                Center, Inc.
Hartford Fire Insurance         Nutmeg Insurance Agency, Inc.
Company
Hartford Accident and           Hartford Lloyds Corporation
Indemnity Company
Hartford Casualty Insurance     1st AgChoice, Inc.
Company
Hartford Underwriters           First State Management Group,
Insurance Company               Inc.
Twin City Fire Insurance        ClaimPlace, Inc.
Company
Pacific Insurance Company,      Access CoverageCorp, Inc.
Ltd.

Trumbull Insurance Company      Access CoverageCorp
                                Technologies, Inc.
Hartford Insurance Company of   Hartford Casualty General
Illinois                        Agency, Inc.
Hartford Insurance Company of   Hartford Fire General Agency,
the Midwest                     Inc.
Hartford Insurance Company of   Hartford Strategic Investments
the Southeast                   LLC
Hartford Lloyds Insurance       Hartford Life, Inc.
Company
Property & Casualty Insurance   Hartford Life and Accident
Co. of Hartford                 Insurance Company
Sentinel Insurance Company,     Hartford Life International
Ltd.                            Ltd.
First State Insurance Company   Hartford Equity Sales Company,
                                Inc.
New England Insurance Company   Hartford-Comprehensive
                                Employee Benefit Service Co.
New England Reinsurance         Hartford Securities
Corporation                     Distribution Company, Inc.
Fencourt Reinsurance Company,   The Evergreen Group,
Ltd.                            Incorporated
Heritage Reinsurance Co., Ltd.  Hartford Administrative
                                Services Company
New Ocean Insurance Co., Ltd.   Woodbury Financial Services,
                                Inc.
Hartford Investment Management  Hartford Life, Ltd.
Co.
HARCO Property Services, Inc.   Hartford Life Alliance, LLC
Four Thirty Seven Land          Hartford Life Insurance
Company, Inc.                   Company
HRA, Inc.                       Hartford Life and Annuity
                                Insurance Company
HRA Brokerage Services. Inc.    Hartford International Life
                                Reassurance Corp.
Hartford Technology Services    Hartford Hedge Fund Company,
Company                         LLC
Ersatz Corporation              American Maturity Life
                                Insurance Company
Hartford Specialty Company      Champlain Life Reinsurance
                                Company

5. REINSURANCE:

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the Company to the reinsurer, and for which such obligation is not presently accrued is $390,571 in 2008, an increase of $142,389 from the 2007 balance of $248,182. The total amount of reinsurance credits taken for this agreement is $600,878 in 2008, an increase of $219,059 from the 2007 balance of $381,819.

The Company had no reinsurance-related concentrations of credit risk greater than 10% of the Company's capital and surplus

Effective August 31, 2005, the Company entered into a reinsurance agreement with Hartford Life Insurance K.K. ("HLIKK") (the "Reinsurance Agreement"). Through the Reinsurance Agreement, HLIKK agreed to cede and the Company agreed to reinsure 100% of the risks associated with the in-force and prospective guaranteed minimum income benefits ("GMIB") riders issued by HLIKK on its variable annuity business. In connection with accepting the GMIB risk for the in-force riders, on the effective date the Company received premiums collected since inception by HLIKK related to the in-force riders of $25,466.

Effective July 31, 2006, the Reinsurance Agreement was modified to include the guaranteed minimum death benefits ("GMDB") on covered contracts that have an associated GMIB rider. The modified reinsurance agreement applies to all contracts, GMIB riders and GMDB riders in-force and issued as of July 31, 2006 and prospectively, except for policies and GMIB riders issued prior to April 1, 2005, which were recaptured. Additionally, a tiered premium structure was implemented. On the date of the recapture, the Company forgave the reinsurance premiums collected since inception on all GMIB riders issued prior to April 1, 2005 and paid HLIKK $38,354. GMIB riders issued by HLIKK subsequent to April 1, 2005 continue to be reinsured by the Company. In connection with this Reinsurance Agreement, the Company collected premiums of $110,364, $47,999 and $5,313 for the year ended December 31, 2008, 2007 and 2006, respectively and holds reserves of $813,275 and $66,677 at December 31, 2008 and 2007, respectively.

Effective September 30, 2007, the Company entered into a reinsurance agreement where HLIKK agreed to cede and the Company agreed to reinsure 100% of the risks associated with the in-force and prospective guaranteed minimum accumulation benefits ("GMAB"), GMIB and GMDB riders issued by HLIKK on certain of its variable annuity business. In connection with this agreement, the Company collected premiums of $2,040,623 and $8,416 as of December 31, 2008 and 2007, respectively, and holds reserves of $1,960,923 and $8,429 as of December 31, 2008 and 2007, respectively. This treaty covered HLIKK's "3 Win" annuity.

This product contains a GMIB feature that triggers at a float value of 80% of original premium and gives the policyholder an option to receive either an immediate withdrawal of account value without surrender charges or a payout annuity of the original premium over time. As a result of capital markets underperformance, 97% of contracts, a total of $3.1 billion triggered during the fourth quarter of 2008, and of this amount $2.0 billion have elected the payout annuity. The Company received the proceeds of this triggering impact, net of the first annuity payout, through a reinsurance agreement with HLIKK and will pay the associated benefits to HLIKK over a 12-year payout. See note 13 for additional information.

Effective February 29, 2008, the Company entered into a reinsurance agreement where HLIKK agree to cede and the Company agreed to reinsure 100% of the risks associated with the in-force and prospective GMWB and GMDB riders issued by HLIKK on certain variable annuity business. In connection with this agreement, the Company collected premiums of $1,203 and holds reserves of $3,927 as of December 31, 2008.

Effective October 1, 2008, the Company entered into a reinsurance agreement where HLIKK agree to cede and the Company agreed to reinsure 100% of the risks associated with the in-force and prospective GMDB riders issued by HLIKK on certain variable annuity business. In connection with this agreement, the Company collected premiums of $696 and holds reserves of $38 as of December 31, 2008.

Effective November 1, 2007, the Company has entered into a coinsurance with funds withheld and a modified coinsurance reinsurance agreement with Champlain Life Reinsurance Company, an affiliated reinsurance company domiciled in Vermont. The reinsurer is unauthorized in the State of Connecticut. This Agreement takes into account State of Vermont prescribed practice that allows a letter of credit to back a certain portion of statutory reserves and a prescribed practice for the reinsurer to recognize a net liability for inuring YRT reinsurance contracted by the ceding company. The letter of credit held by the affiliated reinsurer has been assigned to the Company and as such also provides collateral for the unauthorized reinsurance. The increase in surplus, net of federal income tax, resulting from the reinsurance agreement is $194,430 and is identified separately on the Admitted Assets, Liabilities and Surplus statement. This surplus benefit will be amortized into income on a net of tax basis as earnings emerge from the business reinsured, resulting in a net zero impact to surplus.

The amount of reinsurance recoverables from and payables to reinsurers were $24,748 and $15,998 and $27,577 and $12,397 at December 31, 2008 and 2007,
respectively.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

                                                               DIRECT           ASSUMED           CEDED              NET
---------------------------------------------------------------------------------------------------------------------------------
2008
Aggregate Reserves for Life and Accident and Health          $10,813,526       $3,206,736       $(3,222,513)      $10,797,749
 Policies
Policy and Contract Claim Liabilities                            $55,343          $11,186          $(32,693)          $33,836
Premium and Annuity Considerations                            $7,861,654       $2,322,174         $(831,321)       $9,352,507
Death, Annuity, Disability and Other Benefits                   $515,171         $343,069         $(200,178)         $658,062
Surrenders and Other Fund Withdrawals                         $9,660,930         $429,781         $(125,658)       $9,965,053

                                                               DIRECT           ASSUMED           CEDED              NET
---------------------------------------------------------------------------------------------------------------------------------
2007
Aggregate Reserves for Life and Accident and Health           $6,974,834       $1,050,543       $(2,049,303)       $5,976,074
 Policies
Policy and Contract Claim Liabilities                            $47,256          $14,423          $(30,399)          $31,281
Premium and Annuity Considerations                           $11,045,000         $241,808         $(973,307)      $10,313,501
Death, Annuity, Disability and Other Benefits                   $334,482         $115,945         $(101,185)         $349,242
Surrenders and Other Fund Withdrawals                        $10,633,115         $624,725       $(1,729,032)       $9,528,808

                                                               DIRECT           ASSUMED           CEDED              NET
---------------------------------------------------------------------------------------------------------------------------------
2006
Aggregate Reserves for Life and Accident and Health           $6,189,958       $1,385,824       $(1,152,935)       $6,422,847
 Policies
Policy and Contract Claim Liabilities                            $51,900          $13,508          $(32,773)          $32,635
Premium and Annuity Considerations                            $9,936,139         $210,011         $(303,845)       $9,842,305
Death, Annuity, Disability and Other Benefits                   $275,788         $106,626          $(83,321)         $299,093
Surrenders and Other Fund Withdrawals                        $10,086,669         $673,938       $(1,706,377)       $9,054,230

6. PREMIUM AND ANNUITY CONSIDERATIONS (DEFERRED AND UNCOLLECTED)

The following presents premium and annuity considerations (deferred and uncollected) as of December 31,

                                                               2008
                                                   GROSS         NET OF LOADING
--------------------------------------------------------------------------------
TYPE
Ordinary New Business                               $4,569             5,546
Ordinary Renewal                                    44,318            56,825
Group Life                                              27                50
                                                  --------          --------
                                           TOTAL   $48,914           $62,421
                                                  --------          --------

                                                               2007
                                                   GROSS         NET OF LOADING
--------------------------------------------------------------------------------
TYPE
Ordinary New Business                               $3,418            $3,775
Ordinary Renewal                                    45,181            52,893
Group Life                                              30                56
                                                  --------          --------
                                           TOTAL   $48,629           $56,724
                                                  --------          --------

7. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. Investment management fees were allocated by Hartford Investment Management Company and are a component of net investment income. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford.

Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. During 2006 the Company revised its method of allocating certain indirect expenses.

The Company has also invested in bonds of its indirect affiliate, HL Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, Ltd. The HL Investment Advisors, Inc. bond was sold in December 2007.

At December 31, 2008 and 2007, the Company reported $10,223 and $32,272, respectively, as a receivable from and $39,493 and $41,011, respectively, as a payable to it's parent, and subsidiary. The terms of the written settlement agreement require that these amounts be settled generally within 30 days.

Related party transactions may not be indicative of the costs that would have been incurred on a stand alone basis.

For additional information, see Notes 4, 5, 8 and 11.

8. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees hired by The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $10,523, $12,807 and $10,717 for 2008, 2007 and 2006, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 2008, 2007 or 2006.

Substantially all employees of the Company are eligible to participate in the Hartford's Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. These contributions are matched, up to 3% of compensation, by the Company. In addition, the Company allocates 1.5% of base salary to the plan for each eligible employee earning less than $100,000 and 0.5% of base salary for all other eligible employees. The cost allocated to the Company for the years ended December 31, 2008 and 2007 and 2006 was $4,825 and $5,528 and $4,113,
respectively.

9. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. Dividends are paid as determined by the Board of Directors and are not cumulative. In 2008 and 2007 and 2006, dividends of $156,000 and $207,000 and $115,000, respectively, were paid. The amount available for dividends in 2009 is $0.

The portion of unassigned funds (surplus) represented or reduced by cumulative unrealized gains and losses is $711,751.

10. SEPARATE ACCOUNTS:

The Company maintained separate account assets totaling $50,551,150 and $81,072,392 as of December 31, 2008 and 2007, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account Statements of Operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account fees, net of minimum guarantees, were $1,363,868, $1,542,870 and $1,378,577 for the years ended December 31, 2008, 2007 and 2006, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

An analysis of the Separate Accounts as of December 31, 2008 is as follows:

                                              NONINDEXED
                                              GUARANTEED                                NON-
                                              LESS THAN            NONINDEXED        GUARANTEED
                                               OR EQUAL            GUARANTEED         SEPARATE
                                                TO 4%             MORE THAN 4%        ACCOUNTS         TOTAL
----------------------------------------------------------------------------------------------------------------
1. Premiums considerations or deposits
 for the year ended 2008                         $ --                 $ --             $3,572,439     $3,572,439
2. Reserves @ year end                             --                   --                     --             --
  I. For accounts with assets at:                  --                   --                     --             --
    a. Market value                                --                   --             49,015,961     49,015,961
    b. Amortized cost                              --                   --                     --             --
                                                 ----                 ----          -------------  -------------
    c. Total reserves                            $ --                 $ --            $49,015,961    $49,015,961
                                                 ----                 ----          -------------  -------------
  II. By withdrawal characteristics:
    a. Subject to discretionary
     withdrawal                                  $ --                 $ --                   $ --           $ --
    b. With MVA adjustment                         --                   --                     --             --
    c. @ BV without MV adjustment and
     with surrender charge of 5% or more           --                   --                     --             --
    d. @ Market value                              --                   --             48,942,891     48,942,891
    e. @ BV without MV adjustment and
     with surrender charge less than 5%            --                   --                     --             --
                                                 ----                 ----          -------------  -------------
    f. Subtotal                                  $ --                 $ --            $48,942,891    $48,942,891
    g. Not subject to discretionary
     withdrawal                                    --                   --                 73,070         73,070
                                                 ----                 ----          -------------  -------------
    h. Total                                     $ --                 $ --            $49,015,961    $49,015,961
                                                 ----                 ----          -------------  -------------

Below is the reconciliation of Net Transfers (from) to Separate Accounts as of December 31,

                                              2008                2007                2006
----------------------------------------------------------------------------------------------------
Transfer to Separate Accounts                $3,572,439          $7,121,542          $6,907,635
Transfer from Separate Accounts              (5,260,541)         (7,340,251)         (7,637,822)
                                          -------------       -------------       -------------
Net Transfer (from) to Separate Accounts     (1,688,102)           (218,708)           (730,187)
Internal Exchanges & Other Separate
 Account Activity                                16,421             (18,445)             55,063
                                          -------------       -------------       -------------
Transfer (from) to Separate Accounts on
 the Statement of Operations                $(1,671,681)          $(237,153)          $(675,124)
                                          -------------       -------------       -------------

11. CORRECTION OF ERRORS:

During an analysis of reserving systems in 2007, the Company discovered an error in the reserves for certain individual annuity products. These annuity products have a 4 year surrender charge, however, they were coded in the reserving system with a 7 year surrender charge. As a result reported 2007 reserves were understated and surplus was overstated. The correction related to prior years was recorded directly to reserves and surplus in the amount of $32,469.

During an analysis of federal income taxes in 2007, the Company discovered an error in the liability relating to prior years. A portion of total taxes has been inadvertently misclassified between current and deferred taxes, and inadvertently misallocated among certain affiliates. As a result, the reported current federal income tax recoverable and surplus were understated. The correction was booked directly to federal income tax recoverable and surplus in the amount of $36,656.

The net admitted deferred tax asset is unaffected, as the adjustment to the total deferred tax asset is offset by a change in the nonadmitted portion.

12. COMMITMENTS AND CONTINGENT LIABILITIES:

(A) LITIGATION

The Company is or may become involved in various legal actions, some of which assert claims for substantial amounts. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses and costs of defense, will not be material to the consolidated financial condition of the Company.

On July 23, 2007, The Hartford entered into an agreement (the "Agreement") with the New York Attorney General's Office, the Connecticut Attorney General's Office, and the Illinois Attorney General's Office to resolve (i) the previously disclosed investigations by these Attorneys General regarding, among other things, The Hartford's compensation agreements with brokers, alleged participation in arrangements to submit inflated bids, sale of fixed and individual annuities used to fund structured settlements, and marketing and sale of individual and group variable annuity products and (ii) the previously disclosed investigation by the New York Attorney General's Office of aspects of The Hartford's variable annuity and mutual fund operations related to market timing. In light of the Agreement, the Staff of the Securities and Exchange Commission has informed The Hartford that it has determined to conclude its previously disclosed investigation into market timing without taking any action. Under the terms of the Agreement, The Hartford paid $115 million, of which $84 million represents restitution for market timing, $5 million represents restitution for issues relating to the compensation of brokers, and $26 million is a civil penalty.

Hartford Life & Annuity recorded charges of $50 million, after-tax, in the aggregate through 2007 to establish a reserve for the market timing matters.

(B) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty association for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $202, $519 and $308 in 2008, 2007 and 2006, respectively, of which $108, $480 and $279 in 2008, 2007 and 2006, respectively, increased the creditable amount against premium taxes. The Company has a guaranty fund receivable of $3,493 and $3,881 as of December 31, 2008 and 2007, respectively.

(C) LEASES

As discussed in Note 7, transactions with The Hartford include rental of facilities and equipment. The rent paid by the Company to Hartford Fire for space occupied was $6,142, $12,104 and $15,719 in 2008, 2007 and 2006,
respectively. Future minimum rental commitments are as follows:

2009                      4,464
2010                      3,283
2011                      2,442
Thereafter                3,125
                      ---------
Total                   $13,314
                      ---------

The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Simsbury, Connecticut. The Company's allocated rental expense is recognized over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expires on December 31, 2010, and amounted to $2,714, $4,953 and $4,891 in 2008, 2007 and
2006, respectively.

(D) TAX MATTERS

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS") as part of the Hartford consolidated return. During 2008, the IRS completed its examination of the consolidated group's U.S. income tax returns for 2002 through 2003. The Company received notification of the approval by the Joint Committee on Taxation of the results of the examination subsequent to December 31, 2008. The examination will not have a material effect on the Company's net income or financial position. The 2004 through 2006 examination began during 2008, and is expected to close by the end of 2010.

The separate account dividends-received deduction ("DRD") is estimated for the current year using information from the prior year-end, adjusted for current year equity market performance and other appropriate factors, including estimated levels of corporate dividend payments. The estimated DRD was updated in the third quarter for the provision-to-filed-return adjustments, and in the fourth quarter based on current year ultimate mutual fund distributions and fee income from the Company's variable insurance products. The actual current year DRD varied from earlier estimates based on, but not limited to, changes in eligible dividends received by the mutual funds, amounts of distributions from these mutual funds, amounts of short-term capital gains and asset values at the mutual fund level and the Company's taxable income before the DRD. Given recent financial markets' volatility, the Company intends to review its DRD computations on a quarterly basis, beginning in 2009. The Company recorded benefits of $112, $99 and $110 related to the separate account DRD in the years ended December 31, 2008, December 31, 2007 and December 31, 2006, respectively. The 2008 benefit included a benefit of $7 related to a true-up of the prior year tax return, the 2007 benefit included a charge of $1 related to a true-up of the prior year tax return, and the 2006 benefit included a benefit of $3 related to true-ups of prior years' tax returns.

In Revenue Ruling 2007-61, issued on September 25, 2007, the IRS announced its intention to issue regulations with respect to certain computational aspects of the DRD on separate account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended Revenue Ruling 2007-54, issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS may ultimately propose for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. Management believes that it is highly likely that any such regulations would apply prospectively only.

The Company receives a foreign tax credit ("FTC") against its U.S. tax liability for foreign taxes paid by the Company including payments from its separate account assets. The separate account FTC is estimated for the current year using information from the most recent filed return, adjusted for the change in the allocation of separate account investments to the international equity markets during the current year. The actual current year FTC can vary from the estimates due to actual FTCs passed through by the mutual funds. The Company recorded benefits of $11, $8 and $11 related to separate account FTC in the years ended December 31, 2008, December 31, 2007 and December 31, 2006, respectively. These amounts included benefits related to true-ups of prior years' tax returns of $3, $0 and $4 in 2008, 2007 and 2006 respectively.

(E) FUNDING OBLIGATION

The Company had outstanding commitments totaling $12,002 and $16,373 as of December 31, 2008 and 2007, respectively, of which $10,750 and $10,532, related to funding limited partnership investments and $1,251 and $5,841 related to a mortgage loan funding, respectively.

13. SUBSEQUENT EVENT:

As a result of unfavorable market performance in 2008, the 3WIN product reached a triggering event in which contract holders have made elections to either (a) receive 80% of their original variable annuity deposit in a lump sum or (b) receive 100% of their original variable annuity deposit as an annuity certain paid in level installments.

As a result, on February 5, 2009,the Company's parent (HLIC) issued a funding agreement to the Company in the amount of $1,468,810 for the purpose of funding these annuity certain payments under the Company's reinsurance agreement with Hartford Life Insurance Company, KK (see note 5). The contract calls for October 31 scheduled annual payouts with interest at 5.16% through 2019.

                                     *****

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                     SCHEDULE I -- SELECTED FINANCIAL DATA
                               DECEMBER 31, 2008
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

INVESTMENT INCOME EARNED:
 U.S. Government Bonds                                               $2,642
 Bonds Exempt from U.S. Tax                                              45
 Other Bonds (unaffiliated)                                         313,664
 Bonds of Affiliates                                                     --
 Preferred Stocks (unaffiliated)                                     17,566
 Preferred Stocks of affiliates
 Common Stocks (unaffiliated)                                           108
 Common Stocks of affiliates                                             --
 Mortgage Loans                                                      26,596
 Real Estate                                                          1,409
 Contract loans                                                      22,535
 Cash/short-term Investments                                         27,150
 Derivative Instruments                                             (19,377)
 Other Invested Assets                                                   17
 Aggregate Write-ins for Investment Income                           (9,541)
                                                             --------------
                                    GROSS INVESTMENT INCOME         382,814
 Less: Investment Expenses                                            6,780
                                                             --------------
                                      NET INVESTMENT INCOME        $376,034
                                                             --------------
REAL ESTATE OWNED -- BOOK VALUE LESS ENCUMBRANCES:                  $27,285
                                                             --------------
MORTGAGE LOANS -- BOOK VALUE:
 Farm Mortgages                                                     $68,410
 Residential Mortgages                                                   --
 Commercial Mortgages                                               542,962
                                                             --------------
                                       TOTAL MORTGAGE LOANS        $611,372
                                                             --------------
MORTGAGE LOANS BY STANDING -- BOOK VALUE:
 Good Standing                                                     $611,372
 Good Standing with Restructured Terms
 Interest Overdue More Than 90 Days
 Not In Foreclosure
 Foreclosure In Process
OTHER LONG TERM ASSETS -- STATEMENT VALUE:                          $10,489
                                                             --------------
COLLATERAL LOANS                                                       $ --
                                                             --------------
BONDS AND STOCKS OF PARENTS, SUBSIDIARIES AND AFFILIATES --
 BOOK VALUE:
 Bonds                                                                 $ --
 Preferred Stocks                                                        --
 Common Stocks                                                        6,489
BONDS AND SHORT-TERM INVESTMENTS BY MATURITY AND CLASS:
By Maturity -- Statement Value
 Due within one year or less                                     $2,534,297
 Over 1 year through 5 years                                      2,637,862
 Over 5 years through 10 years                                    3,812,781
 Over 10 years through 20 years                                     692,677
 Over 20 years                                                      860,776
                                                             --------------
                                          TOTAL BY MATURITY     $10,538,393
                                                             --------------
By Class -- Statement Value
 Class 1                                                         $8,749,832
 Class 2                                                          1,625,331
 Class 3                                                            134,682
 Class 4                                                                 63
 Class 5                                                             27,027
 Class 6                                                              1,458
                                                             --------------
                                             TOTAL BY CLASS     $10,538,393
                                                             --------------
Total Publicly Traded                                            $8,651,218
Total Privately Placed                                            1,887,175
                                                             --------------
                                        TOTAL BY MAJOR TYPE     $10,538,393
                                                             --------------

INVESTMENT BALANCES:
 Preferred Stocks -- Statement Value                                    $255,362
 Common Stocks -- Market Value                                            11,520
 Short-Term Investments -- Book Value                                  2,166,710
 Options, Caps, and Floors Owned -- Statement Value                    1,202,744
 Options, Caps, and Floors Written and Inforce -- Statement                   --
  Value
 Collar, Swap, and Forward Agreements Open -- Statement Value            562,195
 Financial Futures Contracts Open -- Current Value                     3,634,952
 Cash on Deposit                                                         147,770
 Cash Equivalents                                                         11,673
LIFE INSURANCE IN FORCE:
 Industrial                                                                 $ --
 Ordinary                                                             79,650,740
 Credit Life                                                                  --
 Group Life                                                              166,760
AMOUNT OF ACCIDENTAL DEATH INSURANCE IN FORCE UNDER:
 Ordinary Policies                                                       $41,194
POLICIES WITH DISABILITY PROVISIONS IN FORCE:
 Industrial                                                                 $ --
 Ordinary                                                              5,045,312
 Credit Life                                                                  --
 Group Life                                                                5,010
SUPPLEMENTARY CONTRACTS IN FORCE:
Ordinary -- Not Involving Life Contingencies
 Amount on Deposit                                                          $ --
 Income Payable                                                               --
Ordinary -- Involving Life Contingencies
 Amount on Deposit                                                          $ --
 Income Payable                                                        3,206,234
Group -- Not Involving Life Contingencies
 Amount on Deposit
 Income Payable                                                               --
Group -- Involving Life Contingencies
 Amount on Deposit                                                          $ --
 Income Payable                                                               --
ANNUITIES:
Ordinary:
 Immediate -- Amount of Income Payable                                   $53,752
 Deferred -- Fully Paid Account Balance                               51,101,938
 Deferred -- Not Fully Paid -- Account Balance                           100,215
Group:
 Amount of Income Payable                                                    $75
 Fully Paid Account Balance                                              199,452
 Not Fully Paid -- Account Balance                                            --
ACCIDENT AND HEALTH INSURANCE -- PREMIUMS IN FORCE:
 Group                                                                      $ --
 Credit                                                                       --
 Ordinary                                                                  1,025
DEPOSIT FUNDS AND DIVIDEND ACCUMULATIONS:
 Deposit Funds -- Account Balance                                        $37,740
 Dividend Accumulations -- Account Balance                                   127

CLAIM PAYMENTS:
Group Accident & Health
 2008                                                                       $ --
 2007                                                                         --
 2006                                                                         --
 2005                                                                         --
 2004                                                                         --
 Prior                                                                        --
Other Accident & Health
 2008                                                                       $267
 2007                                                                        264
 2006                                                                         72
 2005                                                                         55
 2004                                                                         30
 Prior                                                                       747
Other Coverages that use Development Methods to Calculate Claim
 Reserves
 2008                                                                       $ --
 2007                                                                         --
 2006                                                                         --
 2005                                                                         --
 2004                                                                         --
 Prior                                                                        --

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                   SCHEDULE II -- SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2008
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                         HOLDINGS                       ANNUAL STATEMENT
                                                               AMOUNT            PERCENTAGE       AMOUNT            PERCENTAGE
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT CATEGORIES
1. Bonds:
  1.1 U.S. treasury securities                                  $767,433              5.5          $767,433              5.5
  1.2 U.S. government agency obligations (excluding
   mortgage-backed securities):
    1.21 issued by U.S. government agencies                           --               --                --               --
    1.22 issued by U.S. government sponsored agencies                 --               --                --               --
  1.3 Foreign government (including Canada, excluding
   mortgage-backed securities)                                 1,776,427             12.7         1,776,427             12.7
  1.4 Securities issued by states, territories and
   possessions and political subdivisions in the U.S:
    1.41 State, territories, and possessions general
     obligations                                                  11,540              0.1            11,540              0.1
    1.42 Political subdivisions of states, territories &
     possessions & political subdivisions general
     obligations                                                      --               --                --               --
    1.43 Revenue and assessment obligations                       45,000              0.3            45,000              0.3
    1.41 Industrial development and similar obligations               --               --                --               --
  1.5 Mortgage-backed securities (includes residential and
   commercial MBS):
    1.51 Pass-through securities:
      1.511 Issued or guaranteed by GNMA                          15,664              0.1            15,664              0.1
      1.512 Issued or guaranteed bly FNMA and FHLMC              424,767              3.0           424,767              3.0
      1.513 All other                                                 --               --                --               --
    1.52 CMOs and REMICs:
      1.521 Issued or guaranteed by GNMA, FNMA, and FHLMC
       or VA                                                     113,002              0.8           113,002              0.8
      1.522 Issued by non-U.S. Government issuers and
       collateralized by MBS issued or guaranteed by GNMA,
       FNMA, FHLMC or VA                                              --               --                --               --
      1.523 All other                                          1,281,606              9.2         1,281,606              9.2
2. Other debt and other fixed income securities (excluding
 short-term):
  2.1 Unaffiliated domestic securities (includes credit
   tenant loans rated by the SVO)                              2,666,182             19.1         2,666,182             19.1
  2.2 Unaffiliated foreign securities                          1,270,062              9.2         1,270,062              9.2
  2.3 Affiliated securities                                           --               --                --               --
3. Equity Interests:
  3.1 Investment in mutual funds                                   5,031               --             5,031               --
  3.2 Preferred stocks:
    3.21 Affiliated                                                   --               --                --               --
    3.22 Unaffiliated                                            255,362              1.8           255,362              1.8
  3.3 Publicly traded securities (excluding preferred
   stocks):
    3.31 Affiliated                                                   --               --                --               --
    3.32 Unaffiliated                                                 --               --                --               --
  3.4 Other equity securities:
    3.41 Affiliated                                                6,489               --             6,489               --
    3.42 Unaffiliated                                                 --               --                --               --
  3.5 Other equity securities including tangible personal
   property under lease:
    3.51 Affiliated                                                   --               --                --               --
    3.52 Unaffiliated                                                 --               --                --               --
4. Mortgage loans:
  4.1 Construction and land development                               --               --                --               --
  4.2 Agricultural                                                    --               --                --               --
  4.3 Single family residential properties                            --               --                --               --
  4.4 Multifamily residential properties                              --               --                --               --
  4.5 Commercial loans                                           611,371              4.4           611,371              4.4
  4.6 Mezzanine real estate loans                                     --               --                --               --
5. Real estate investments
  5.1 Property occupied by company                                27,285              0.2            27,285              0.2
  5.2 Property held for production of income                          --               --                --               --
  5.3 Property held for sale                                          --               --                --               --
6. Policy Loans                                                  354,920              2.5           354,920              2.5
7. Receivables for securities                                    226,507              1.6           226,507              1.6
8. Cash and short-term investments                             2,326,153             16.6         2,326,153             16.6
9. Other invested assets                                       1,802,382             12.9         1,802,382             12.9
                                                             -----------            -----       -----------            -----
10.  TOTAL INVESTED ASSETS                                   $13,987,183            100.0       $13,987,183            100.0
                                                             -----------            -----       -----------            -----

                               QUARTERLY STATEMENT

                                     OF THE

                            HARTFORD LIFE AND ANNUITY
                                INSURANCE COMPANY

                                       Of

                                 SIMSBURY IN THE
                                   STATE OF CT

                           TO THE INSURANCE DEPARTMENT
                                OF THE STATE OF

                              For the Period Ended
                                  June 30, 2009

                                      2009


                                                                      Barcode
                                                                      *71153200920100102*

NAIC Group Code 0091, 0091             NAIC Company Code 71153        Employer's ID Number 39-1052598
(Current Period) (Prior Period)

Organized under the Laws of      State of Domicile or Port of Entry   Country of Domicile US
CONNECTICUT                      CONNECTICUT

Incorporated/Organized January 9, 1956                     Commenced Business July 1, 1965

Statutory Home Office            200 HOPMEADOW STREET SIMSBURY CT 06089
                                 (STREET AND NUMBER) (CITY OR TOWN, STATE AND ZIP CODE)

Main Administrative Office       200 HOPMEADOW STREET SIMSBURY CT 06089                                860-547-5000
                                 (STREET AND NUMBER) (CITY OR TOWN, STATE AND ZIP CODE)           (AREA CODE)(TELEPHONE NUMBER)

Mail Address                     ONE HARTFORD PLAZA HARTFORD CT 06155
                                 (STREET AND NUMBER  (CITY OR TOWN, STATE AND ZIP CODE)
                                 OR  P.O. BOX)                                                           860-547-5000
Primary Location of Books and    200 HOPMEADOW STREET  SIMSBURY CT 06089                          (AREA CODE)(TELEPHONE NUMBER)
Records                          (STREET AND NUMBER) (CITY OR TOWN, STATE AND ZIP CODE)

Internet Website Address         WWW.THEHARTFORD.COM
Statutory Statement Contact      MICHAEL W. SALWEN                                                    860-843-7739
                                 (NAME)                                                   (AREA CODE) (TELEPHONE NUMBER) (EXTENSION)
                                 Michael.Salwen@hartfordlife.com                                      860-843-3884
                                 (EMAIL ADDRESS)                                                      (FAX NUMBER)

                                                       OFFICERS

          NAME                            TITLE                           NAME                     TITLE
1. JOHN CLINTON WALTERS         President CEO & COB             2. DONALD CHRISTIAN HUNT  Secretary
3. ERNEST MALCOLM MCNEILL, JR.  SVP & Chief Accounting Officer  4. CRAIG DOUGLAS MORROW   AVP & Appointed Actuary

                                                                OTHER

RICARDO ARTURO ANZALDUA         SVP & Assistant Secretary       DAVID ALAN CARLSON        SVP & Director of Taxes
JENNIFER JILL GEISLER           Senior Vice President           JOHN NICHOLAS GIAMALIS    SVP & Treasurer
CHRISTOPHER JAMES HANLON        Senior Vice President           STEPHEN THOMAS JOYCE      Executive Vice President
ALAN JAMES KRECZKO              EVP & General Counsel           GLENN DAVID LAMMEY        CFO & Executive Vice President
GREGORY GERARD MCGREEVEY        EVP & Chief Investment Officer  WILLIAM PATRICK MEANEY    Senior Vice President
BRIAN DENNIS MURPHY             Executive Vice President        CRAIG RODOLPH RAYMOND     Senior Vice President
JAMES EVERETT TRIMBLE           SVP & Chief Actuary

                                                 DIRECTOR OR TRUSTEES

GLENN DAVID LAMMEY                 GREGORY GERARD MCGREEVEY                JOHN CLINTON WALTERS

State of CONNECTICUT
County of HARTFORD

The officers of this reporting entity being duly sworn, each depose and say that they are the described officers of said reporting entity, and that on the reporting period stated above, all of the herein described assets were the absolute property of the said reporting entity, free and clear from any liens or claims thereon, except as herein stated, and that this statement, together with related exhibits, schedules and explanations therein contained, annexed or referred to, is a full and true statement of all the assets and liabilities and of the condition and affairs of the said reporting entity as of the reporting period stated above, and of its income and deductions therefrom for the period ended, and have been completed in accordance with the NAIC ANNUAL STATEMENT
INSTRUCTIONS and ACCOUNTING PRACTICES AND PROCEDURES manual except to the extent that: (1) state law may differ, or, (2) that state rules or regulations require differences in reporting not related to accounting practices and procedures, according to the best of their information, knowledge and belief, respectively. Furthermore, the scope of this attestation by the described officers also includes the related corresponding electronic filing with the NAIC, when required, that is an exact copy (except for formatting differences due to electronic filing) of the enclosed statement. The electronic filing may be requested by various regulators in lieu of or in addition to the enclosed statement.


/s/ John Clinton Walters                /s/ Donald Christian Hunt               /s/ Ernest Malcolm McNeill, Jr.
-------------------------------------   -------------------------------------   -------------------------------------
(Signature)                             (Signature)                             (Signature)
JOHN CLINTON WALTERS                    DONALD CHRISTIAN HUNT                   ERNEST MALCOLM MCNEILL, JR.
1. (Printed Name)                       2. (Printed Name)                       3. (Printed Name)
President, CEO & COB                    Secretary                               SVP & Chief Accounting Officer
(Title)                                 (Title)                                 (Title)

Subscribed and sworn to before me            a. Is this an original filing?            Yes |X| No |_|

This 23 day of July 2009                     b. If no: 1. State the amendment number   ______________
                                                       2. Date filed                   ______________
                                                       3. Number of pages attached     ______________

/s/ Kimberly A. Ehlinger
-------------------------------------
[STAMP]

                                     ASSETS

                                                                                 CURRENT STATEMENT DATE
                                                                      -------------------------------------------
                                                                             1             2              3               4
                                                                                                     NET ADMITTED    DECEMBER 31
                                                                                      NONADMITTED       ASSETS      PRIOR YEAR NET
                                                                          ASSETS         ASSETS     (COLS. 1 - 2)  ADMITTED ASSETS
                                                                      --------------  -----------  --------------  ---------------
1.    Bonds                                                            8,511,768,911                8,511,768,911    8,371,683,455
2.    Stocks:
      2.1  Preferred stocks                                               77,284,929                   77,284,929      255,361,968
      2.2  Common stocks                                                  12,298,134                   12,298,134       11,520,161
3.    Mortgage loans on real estate:
      3.1  First liens                                                   554,273,581                  554,273,581      578,552,850
      3.2  Other than first liens                                         32,669,672                   32,669,672       32,818,581
4.    Real estate:
      4.1  Properties occupied by the company (less $0 encumbrances)      27,965,910                   27,965,910       27,284,717
      4.2  Properties held for the production of income (less $0
           encumbrances)                                                                                        0
      4.3  Properties held for sale (less $0 encumbrances)                                                      0
5.    Cash ($93,942,280), cash equivalents ($7,690)
      and short-term investments ($2,435,862,009)                      2,529,811,979                2,529,811,979    2,326,153,004
6.    Contract loans (including $0 premium notes)                        347,939,589                  347,939,589      354,919,732
7.    Other invested assets                                                9,004,403                    9,004,403       10,488,653
8.    Receivables for securities                                          79,908,651                   79,908,651      226,506,600
9.    Aggregate write-ins for invested assets                            772,733,407            0     772,733,407    1,791,892,868
                                                                      --------------  -----------  --------------   --------------
10.   Subtotals, cash and invested assets (Lines 1 to 9)              12,955,659,166            0  12,955,659,166   13,987,182,589
11.   Title plants less $0 charged off (for Title insurers only)                                                0
12.   Investment income due and accrued                                  122,504,768                  122,504,768       85,916,570
13.   Premiums and considerations:
      13.1 Uncollected premiums and agents' balances in the course
           of collection                                                  16,150,532                   16,150,532       19,384,051
      13.2 Deferred premiums, agents' balances and installments
           booked but deferred and not yet due (including $0 earned
           but unbilled premiums)                                         45,701,029   17,364,793      28,336,236       29,547,113
      13.3 Accrued retrospective premiums                                                                       0
14.   Reinsurance:
      14.1 Amounts recoverable from reinsurers                            36,734,856                   36,734,856       69,081,834
      14.2 Funds held by or deposited with reinsured companies                                                  0
      14.3 Other amounts receivable under reinsurance contracts           69,441,833                   69,441,833       91,846,715
15.   Amounts receivable relating to uninsured plans                                                            0
16.1  Current federal and foreign income tax recoverable and
      interest thereon                                                                                          0      174,110,370
16.2  Net deferred tax asset                                             442,680,800  239,885,540     202,795,260       68,672,999
17.   Guaranty funds receivable or on deposit                              3,576,922                    3,576,922        3,493,310
18.   Electronic data processing equipment and software                                                         0
19.   Furniture and equipment, including health care delivery
      assets ($0)                                                                                               0
20.   Net adjustment in assets and liabilities due to foreign
      exchange rates                                                                                            0
21.   Receivables from parent, subsidiaries and affiliates                12,472,744                   12,472,744       10,222,853
22.   Health care ($0) and other amounts receivable                        5,845,054    5,845,054               0
23.   Aggregate write-ins for other than invested assets                  12,280,251  (76,256,730)     88,536,981      369,937,855
                                                                      --------------  -----------  --------------   --------------
24.   Total assets excluding Separate Accounts, Segregated Accounts
      and Protected Cell Accounts (Lines 10 through 23)               13,723,047,955  186,838,657  13,536,209,298   14,909,396,259
25.   From Separate Accounts, Segregated Accounts and Protected
      Cell Accounts                                                   52,008,443,706               52,008,443,706   50,551,150,119
26.   Total (Lines 24 and 25)                                         65,731,491,661  186,838,657  65,544,653,004   65,460,546,378
                                                                      ==============  ===========  ==============   ==============

                              DETAILS OF WRITE-INS

0901. Derivative Instruments                                             772,733,407                  772,733,407    1,791,892,868
0902.                                                                                                           0
0903.                                                                                                           0
0998. Summary of remaining write-ins for Line 9 from overflow page                 0            0               0                0
0999. Totals (Lines 0901 thru 0903 plus 0998) (Line 9 above)             772,733,407            0     772,733,407    1,791,892,868
                                                                      --------------  -----------  --------------   --------------
2301. Disbursements And Items Not Allocated                               10,498,127   14,833,886      (4,335,759)      70,323,930
2302. Other Assets Non-admitted                                            1,782,124    1,782,124               0
2303. Permitted Practice - DTA                                                        (92,872,740)     92,872,740      299,613,925
2398. Summary of remaining write-ins for Line 23 from overflow page                0            0               0                0
2399. Totals (Lines 2301 thru 2303 plus 2398) (Line 23 above)             12,280,251  (76,256,730)     88,536,981      369,937,855
                                                                      --------------  -----------  --------------   --------------


                                       Q02

                      LIABILITIES, SURPLUS AND OTHER FUNDS

                                                                              1                2
                                                                           CURRENT        DECEMBER 31
                                                                       STATEMENT DATE     PRIOR YEAR
                                                                       --------------   ---------------
1.    Aggregate reserve for life contracts $9,327,919,076 less $0
      included in Line 6.3 (including $0 Modco Reserve)                 9,327,919,076    10,792,355,216
2.    Aggregate reserve for accident and health contracts (including
      $0 Modco Reserve)                                                     5,292,332         5,394,388
3.    Liability for deposit-type contracts (including $0 Modco
      Reserve)                                                             67,568,582        70,265,707
4.    Contract claims:
      4.1  Life                                                            31,342,977        33,700,451
      4.2  Accident and health                                                165,215           136,012
5.    Policyholders' dividends $0 and coupons $0 due and unpaid
6.    Provision for policyholders' dividends and coupons payable in following calendar year - estimated amounts:
      6.1  Dividends apportioned for payment (including $0 Modco)           1,286,860         1,406,729
      6.2  Dividends not yet apportioned (including $0 Modco)                     975               855
      6.3  Coupons and similar benefits (including $0 Modco)
7.    Amount provisionally held for deferred dividend policies not included in Line 6
8.    Premiums and annuity considerations for life and accident and health contracts received in advance less $0 discount;
      including $0 accident and health premiums                               729,367         1,016,529
9.    Contract liabilities not included elsewhere:
      9.1  Surrender values on canceled contracts
      9.2  Provision for experience rating refunds, including $0
           accident and health experience rating refunds                    4,196,140         4,977,920
      9.3  Other amounts payable on reinsurance, including $0
           assumed and $16,698,797 ceded                                   16,698,797        15,998,017
      9.4  Interest Maintenance Reserve                                       750,405
10.   Commissions to agents due or accrued - life and annuity
      contracts $48,883,691, accident and health $0 and deposit-type
      contract funds $7,685,174                                            56,568,865        56,208,822
11.   Commissions and expense allowances payable on reinsurance
      assumed
12.   General expenses due or accrued                                      34,389,494        47,722,869
13.   Transfers to Separate Accounts due or accrued (net) (including
      $(1,471,286,818) accrued for expense allowances recognized in
      reserves, net of reinsured allowances)                           (1,515,611,236)   (1,642,086,342)
14.   Taxes, licenses and fees due or accrued, excluding federal
      income taxes                                                          5,857,104        9,647,525
15.1  Current federal and foreign income taxes, including $0 on
      realized capital gains (losses)                                       2,352,484
15.2  Net deferred tax liability
16.   Unearned investment income                                            3,225,933        3,304,252
17.   Amounts withheld or retained by company as agent or trustee           7,351,040        1,866,332
18.   Amounts held for agents' account, including $1,046,322 agents'
      credit balances                                                       1,046,322        1,327,925
19.   Remittances and items not allocated                                  99,119,749      145,871,785
20.   Net adjustment in assets and liabilities due to foreign
      exchange rates
21.   Liability for benefits for employees and agents if not
      included above
22.   Borrowed money $0 and interest thereon $0
23.   Dividends to stockholders declared and unpaid
24.   Miscellaneous liabilities:
      24.1 Asset valuation reserve                                          9,562,775         6,003,772
      24.2 Reinsurance in unauthorized companies                               10,330            10,330
      24.3 Funds held under reinsurance treaties with unauthorized
           reinsurers                                                   1,156,869,646     1,013,638,930
      24.4 Payable to parent, subsidiaries and affiliates                  35,710,442        39,493,081
      24.5 Drafts outstanding                                             115,912,633       135,928,955
      24.6 Liability for amounts held under uninsured plans
      24.7 Funds held under coinsurance
      24.8 Payable for securities                                          56,146,938        27,723,614
      24.9 Capital notes $0 and interest thereon $0
25.   Aggregate write-ins for liabilities                                 761,856,530     1,959,624,176
                                                                       --------------   ---------------
26.   Total liabilities excluding Separate Accounts business
      (Lines 1 to 25)                                                  10,286,319,775    12,731,537,849
                                                                       --------------   ---------------
27.   From Separate Accounts statement                                 52,008,443,706    50,551,150,119
                                                                       --------------   ---------------
28.   Total liabilities (Lines 26 and 27)                              62,294,763,481    63,282,687,968
                                                                       --------------   ---------------
29.   Common capital stock                                                  2,500,000         2,500,000
30.   Preferred capital stock
31.   Aggregate write-ins for other than special surplus funds            286,763,928       497,354,084
32.   Surplus notes
33.   Gross paid in and contributed surplus                             2,180,584,010     1,692,530,362
34.   Aggregate write-ins for special surplus funds                                 0                 0
35.   Unassigned funds (surplus)                                          780,041,585       (14,526,035)
36.   Less treasury stock, at cost:
      36.1 0.000 shares common (value included in Line 29 $0)
      36.2 0.000 shares preferred (value included in Line 30 $0)
37.   Surplus (Total Lines 31 + 32 + 33 + 34 + 35 - 36) (including
      $0 in Separate Accounts Statement)                                3,247,389,523     2,175,358,411
                                                                       --------------   ---------------
38.   Totals of Lines 29, 30 and 37                                     3,249,889,523     2,177,858,411
                                                                       --------------   ---------------
39.   Totals of Lines 28 and 38                                        65,544,653,004    65,460,546,378
                                                                       ==============   ===============

                              DETAILS OF WRITE-INS

2501. Collateral on Derivatives                                           714,428,276     1,682,427,970
2502. Securities Lending Collateral                                            21,211       215,494,633
2503. Derivative Investments                                                                 27,057,908
2598. Summary of remaining write-ins for Line 25 from overflow page        47,407,043        34,643,665
2599. Totals (Lines 2501 thru 2503 plus 2598) (Line 25 above)             761,856,530     1,959,624,176
                                                                       --------------   ---------------
3101. Gain on Inforce Reinsurance                                         193,891,188       197,740,159
3102. Permitted practice DTA                                               92,872,740       299,613,925
3103.
3198. Summary of remaining write-ins for Line 31 from overflow page                 0                 0
3199. Totals (Lines 3101 thru 3103 plus 3198) (Line 31 above)             286,763,928       497,354,084
                                                                       --------------   ---------------
3401.
3402.
3403.
3498. Summary of remaining write-ins for Line 34 from overflow page                 0                 0
3499. Totals (Lines 3401 thru 3403 plus 3498) (Line 34 above)                       0                 0
                                                                       --------------   ---------------


                                       Q03

                              SUMMARY OF OPERATIONS
                 (Excluding Unrealized Capital Gains and Losses)

                                                                                         1                2                 3
                                                                                      CURRENT           PRIOR       PRIOR YEAR ENDED
                                                                                   YEAR TO DATE     YEAR TO DATE      DECEMBER 31
                                                                                  --------------   --------------   ----------------
1.      Premiums and annuity considerations for life and accident and health
        contracts                                                                  1,692,796,588    4,178,920,740     9,352,507,146
2.      Considerations for supplementary contracts with life contingencies               174,875           10,779            78,236
3.      Net investment income                                                        240,870,057      182,317,061       376,034,010
4.      Amortization of Interest Maintenance Reserve (IMR)                               984,317         (258,984)         (484,358)
5.      Separate Accounts net gain from operations excluding unrealized gains or losses
6.      Commissions and expense allowances on reinsurance ceded                       93,389,355      103,788,512       229,723,440
7.      Reserve adjustments on reinsurance ceded                                      (5,842,230)     (10,432,727)      (18,160,804)
8.      Miscellaneous Income:
        8.1  Income from fees associated with investment management, administration and contract guarantees from Separate Accounts
                                                                                     540,946,562      739,723,163     1,363,867,995
        8.2  Charges and fees for deposit-type contracts
        8.3  Aggregate write-ins for miscellaneous income                             90,316,117      237,453,961       310,502,821
                                                                                  --------------   --------------    --------------
9.      Totals (Lines 1 to 8.3)                                                    2,653,635,641    5,431,522,505    11,614,068,486
                                                                                  --------------   --------------    --------------
10.     Death benefits                                                               158,239,646      156,084,735       332,285,784
11.     Matured endowments (excluding guaranteed annual pure endowments)                 335,188          166,652           488,258
12.     Annuity benefits                                                              38,838,138       40,432,821       316,594,968
13.     Disability benefits and benefits under accident and health contracts           3,111,600        2,788,938         5,429,577
14.     Coupons, guaranteed annual pure endowments and similar benefits                      112              112               112
15.     Surrender benefits and withdrawals for life contracts                      3,609,225,234    5,348,628,636     9,965,052,593
16.     Group conversions
17.     Interest and adjustments on contract or deposit-type contract funds            3,001,425        7,904,456        15,797,103
18.     Payments on supplementary contracts with life contingencies                    1,640,597        1,608,013         3,262,919
19.     Increase in aggregate reserves for life and accident and health
        contracts                                                                 (1,442,568,670)     328,394,268     4,809,455,973
                                                                                  --------------   --------------    --------------
20.     Totals (Lines 10 to 19)                                                    2,371,823,270    5,886,008,631    15,448,367,287
21.     Commissions on premiums, annuity considerations and deposit-type
        contract funds (direct business only)                                        253,207,959      442,770,781       821,540,041
22.     Commissions and expense allowances on reinsurance assumed                      4,590,587        7,217,063        13,310,322
23.     General insurance expenses                                                   198,289,103      232,548,378       448,657,076
24.     Insurance taxes, licenses and fees, excluding federal income taxes            18,418,568       22,192,314        43,032,521
25.     Increase in loading on deferred and uncollected premiums                      (3,857,460)        (328,471)       (5,412,378)
26.     Net transfers to or (from) Separate Accounts net of reinsurance           (1,686,529,843)  (1,002,745,886)   (1,671,680,758)
27.     Aggregate write-ins for deductions                                           (89,670,711)    (153,846,774)     (295,289,105)
                                                                                  --------------   --------------    --------------
28.     Totals (Lines 20 to 27)                                                    1,066,271,473    5,433,816,036    14,802,525,006
                                                                                  --------------   --------------    --------------
29.     Net gain from operations before dividends to policyholders and federal
        income taxes (Line 9 minus Line 28)                                        1,587,364,168       (2,293,531)   (3,188,456,520)
30.     Dividends to policyholders                                                       601,372        1,239,802         1,555,063
                                                                                  --------------   --------------    --------------
31.     Net gain from operations after dividends to policyholders and before
        federal income taxes (Line 29 minus Line 30)                               1,586,762,796       (3,533,333)   (3,190,011,583)
32.     Federal and foreign income taxes incurred (excluding tax on capital
        gains)                                                                        30,386,961      (60,194,594)     (245,744,939)
                                                                                  --------------   --------------    --------------
33.     Net gain from operations after dividends to policyholders and federal income taxes and before realized capital gains or (losses) (Line 31
        minus Line 32)                                                             1,556,375,835       56,661,261    (2,944,266,644)
34.     Net realized capital gains (losses) (excluding gains (losses)
        transferred to the IMR) less capital gains tax of $(3,675,433)
        (excluding taxes of $2,982,530 transferred to the IMR)                       128,260,115        7,666,869       961,161,644
                                                                                  --------------   --------------    --------------
35.     Net income (Line 33 plus Line 34)                                          1,684,635,950       64,328,130    (1,983,105,000)
                                                                                  ==============   ==============    ==============
        CAPITAL AND SURPLUS ACCOUNT

36.     Capital and surplus, December 31, prior year                               2,177,858,411    2,556,587,807     2,556,587,807
37.     Net income (Line 35)                                                       1,684,635,950       64,328,130    (1,983,105,000)
38.     Change in net unrealized capital gains (losses) less capital gains tax
        of $371,360,576                                                             (689,743,256)     (67,001,081)      731,680,206
39.     Change in net unrealized foreign exchange capital gain (loss)                 25,610,005       (1,101,228)      (34,794,203)
40.     Change in net deferred income tax                                           (529,331,905)       5,278,694       669,251,250
41.     Change in nonadmitted assets                                                 303,255,006      125,197,446      (182,691,362)
42.     Change in liability for reinsurance in unauthorized companies                                                       558,760
43.     Change in reserve on account of change in valuation basis, (increase)
        or decrease                                                                                                      23,935,154
44.     Change in asset valuation reserve                                             (3,559,003)      (1,091,809)       40,850,768
45.     Change in treasury stock
46.     Surplus (contributed to) withdrawn from Separate Accounts during period
47.     Other changes in surplus in Separate Accounts Statement
48.     Change in surplus notes
49.     Cumulative effect of changes in accounting principles
50.     Capital changes:
        50.1 Paid in
        50.2 Transferred from surplus (Stock Dividend)
        50.3 Transferred to surplus
51.     Surplus adjustment:
        51.1 Paid in                                                                 488,053,648        1,201,193       208,661,159
        51.2 Transferred to capital (Stock Dividend)
        51.3 Transferred from capital
        51.4 Change in surplus as a result of reinsurance
52.     Dividends to stockholders                                                                     (66,000,000)     (156,000,000)
53.     Aggregate write-ins for gains and losses in surplus                         (206,889,333)               0       302,923,872
                                                                                  --------------   --------------    --------------
54.     Net change in capital and surplus (Lines 37 through 53)                    1,072,031,112       60,811,345      (378,729,396)
                                                                                  --------------   --------------    --------------
55.     Capital and surplus as of statement date (Lines 36 + 54)                   3,249,889,523    2,617,399,152     2,177,858,411
                                                                                  ==============   ==============    ==============

                              DETAILS OF WRITE-INS

08.301. Other Investment Management Fees                                              45,830,281       73,397,917       130,208,911
08.302. Separate Account Loads                                                        40,060,613      110,434,600       107,963,200
08.303. Miscellaneous Income                                                           4,425,223       53,621,444        72,330,710
08.398. Summary of remaining write-ins for Line 8.3 from overflow page                         0                0                 0
08.399. Totals (Lines 08.301 thru 08.303 plus 08.398) (Line 8.3 above)                90,316,117      237,453,961       310,502,821
                                                                                  --------------   --------------    --------------
  2701. MODCO Reserve Adjustment on Reinsurance Assumed                            (113,847,998)       34,138,244      (339,633,625)
  2702. Miscellaneous Deductions                                                      24,959,067          200,321        43,926,598
  2703. Change in Provision for Experience-Rated Refunds                               (781,780)     (188,185,339)          417,922
  2798. Summary of remaining write-ins for Line 27 from overflow page                          0                0                 0
  2799. Totals (Lines 2701 thru 2703 plus 2798) (Line 27 above)                     (89,670,711)     (153,846,774)     (295,289,105)
                                                                                  --------------   --------------    --------------
  5301. Permitted practice DTA                                                     (206,741,185)                        299,613,925
  5302. Gain on Inforce Reinsurance                                                  (3,848,971)                          3,309,947
  5303. Valuation adjustment for securities                                            3,700,823
  5398. Summary of remaining write-ins for Line 53 from overflow page                          0                0                 0
  5399. Totals (Lines 5301 thru 5303 plus 5398) (Line 53 above)                    (206,889,333)                0       302,923,872
                                                                                  --------------   --------------    --------------


                                       Q04

                                    CASH FLOW

                                                                                   1                2
                                                                             CURRENT YEAR    PRIOR YEAR ENDED
                                                                                TO DATE         DECEMBER 31
                                                                            --------------   ----------------
                           CASH FROM OPERATIONS
1.  Premiums collected net of reinsurance                                    1,696,346,917     9,351,978,269
2.  Net investment income                                                      233,415,015       408,198,730
3.  Miscellaneous income                                                       718,809,804     1,885,933,452
                                                                            --------------    --------------

4.  Total (Lines 1 through 3)                                                2,648,571,736    11,646,110,451
5.  Benefit and loss related payments                                        3,761,267,571    10,733,727,427
6.  Net transfers to Separate Accounts, Segregated Accounts and Protected
    Cell Accounts                                                           (1,813,004,949)   (2,500,961,899)
7.  Commissions, expenses paid and aggregate write-ins for deductions        2,625,924,893    (1,468,784,326)
8.  Dividends paid to policyholders                                                721,121         2,304,771
9.  Federal and foreign income taxes paid (recovered) net of $0 tax on
    capital gains (losses)                                                    (146,768,796)      (96,262,978)
                                                                            --------------    --------------
10. Total (Lines 5 through 9)                                                4,428,139,840     6,670,022,995
11. Net cash from operations (Line 4 minus Line 10)                         (1,779,568,104)     4,976,087,456

                          CASH FROM INVESTMENTS
12. Proceeds from investments sold, matured or repaid:
    12.1 Bonds                                                               6,332,841,556       779,817,535
    12.2 Stocks                                                                                   38,675,892
    12.3 Mortgage loans                                                         70,632,876        17,014,335
    12.4 Real estate
    12.5 Other invested assets                                                   1,050,384           116,431
    12.6 Net gains or (losses) on cash, cash equivalents and short-term investments
    12.7 Miscellaneous proceeds                                              1,349,654,119       987,246,991
                                                                            --------------    --------------
    12.8 Total investment proceeds (Lines 12.1 to 12.7)                      7,754,178,935     1,822,871,183
13. Cost of investments acquired (long-term only):
    13.1 Bonds                                                               6,375,285,241     3,706,707,675
    13.2 Stocks                                                                     45,329        19,943,302
    13.3 Mortgage loans                                                         51,186,658       278,706,286
    13.4 Real estate
    13.5 Other invested assets                                                     538,550         2,096,528
    13.6 Miscellaneous applications                                                            1,527,650,914
                                                                            --------------    --------------
    13.7 Total investments acquired (Lines 13.1 to 13.6)                     6,427,055,778     5,535,104,704
                                                                            --------------    --------------
14. Net increase (decrease) in contract loans and premium notes                 (6,980,143)       11,146,529
15. Net cash from investments (Line 12.8 minus Line 13.7 and Line 14)        1,334,103,299    (3,723,380,050)

              CASH FROM FINANCING AND MISCELLANEOUS SOURCES
16. Cash provided (applied):
    16.1 Surplus notes, capital notes
    16.2 Capital and paid in surplus, less treasury stock                      488,053,648       204,846,049
    16.3 Borrowed funds
    16.4 Net deposits on deposit-type contracts and other insurance
         liabilities                                                                              (3,470,587)
    16.5 Dividends to stockholders                                                               156,000,000
    16.6 Other cash provided (applied)                                         161,070,131       462,787,191
                                                                            --------------    --------------
17. Net cash from financing and miscellaneous sources (Lines 16.1 through
    16.4 minus Line 16.5 plus Line 16.6)                                       649,123,779       508,162,653
                                                                            --------------    --------------

   RECONCILIATION OF CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS
18. Net change in cash, cash equivalents and short-term investments (Line
    11 plus Line 15 plus Line 17)                                              203,658,975     1,760,870,059
19. Cash, cash equivalents and short-term investments:
    19.1 Beginning of year                                                   2,326,153,004       565,282,946
    19.2 End of period (Line 18 plus Line 19.1)                              2,529,811,979     2,326,153,004
                                                                            --------------    --------------

Note: Supplemental disclosures of cash flow information for non-cash transactions:

20.0001


                                       Q05

                                    EXHIBIT 1

                   DIRECT PREMIUMS AND DEPOSIT-TYPE CONTRACTS

                                                       1               2                 3
                                                  Current Year     Prior Year        Prior Year
                                                    To Date         To Date      Ended December 31
                                                 -------------   -------------   -----------------
 1.   Industrial life
 2.   Ordinary life insurance                      661,893,189     752,940,496     1,546,934,521
 3.   Ordinary individual annuities              1,257,877,466   3,690,054,093     6,312,931,770
 4.   Credit life (group and individual)
 5.   Group life insurance                             613,162         588,898           726,004
 6.   Group annuities                                                   11,300            11,300
 7.   A&H - group
 8.   A&H - credit (group and individual)
 9.   A&H - other                                      487,672         539,578         1,050,535
10.   Aggregate of all other lines of business               0               0                 0
                                                 -------------   -------------     -------------
11.   Subtotal                                   1,920,871,489   4,444,134,365     7,861,654,130
12.   Deposit-type contracts
                                                 -------------   -------------     -------------
13.   Total                                      1,920,871,489   4,444,134,365     7,861,654,130
                                                 =============   =============     =============

                              DETAILS OF WRITE-INS

1001.
1002.
1003.
1098.   Summary of remaining write-ins for
        Line 10 from overflow page                           0               0                 0
1099.   Total (Lines 1001 thru 1003 plus 1098)
        (Line 10 above)                                      0               0                 0


                                       Q06

                          NOTES TO FINANCIAL STATEMENTS

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The accompanying statutory basis financial statements have been prepared in conformity with statutory accounting practices prescribed or permitted by the State of Connecticut Department of Insurance ("the Department"). The Department recognizes only statutory accounting practices prescribed or permitted by Connecticut for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under the state of Connecticut Insurance Law. The National Association of Insurance Commissioners' Accounting Practices and Procedures Manual ("NAIC SAP") has been adopted as a component of prescribed practices by Connecticut. A difference prescribed by Connecticut state law allows the Company to obtain a reinsurance reserve credit for a reinsurance treaty which provides for a limited right of unilateral cancellation by the reinsurer. Even if the Company did not obtain reinsurance reserve credit for this reinsurance treaty, the Company's risk-based capital would not have triggered a regulatory event.

     The Company has also received approval from the Connecticut Insurance Department regarding the use of a permitted practice related to the statutory accounting for deferred income taxes for the year ended December 31, 2008 through September 30, 2009. This permitted practice modifies the accounting for deferred income taxes prescribed by NAIC SAP by increasing the realization period for deferred tax assets from one year to three years and increasing the asset recognition limit from 10% to 15% of adjusted statutory capital and surplus. The benefits of this permitted practice may not be considered by the Company when determining surplus have triggered a regulatory event.

     The effect of the use of the above described practices prescribed and permitted by the Connecticut Insurance Department is shown in the reconciliation of the Company's net income and capital and surplus to NAIC SAP below:

                                                   JUNE 30,        DECEMBER 31,
                                                     2009              2008
                                                --------------   ---------------
Net Income (Loss), State of Connecticut basis   $1,684,635,950   $(1,983,105,000)
State permitted practice:
Reserve Credit                                  $   14,696,272   $  (142,388,066)
                                                --------------   ---------------
Net income (Loss), NAIC SAP:                    $1,699,332,222   $(2,125,493,066)
                                                ==============   ===============
Statutory surplus, State of Connecticut basis   $3,249,889,523   $ 2,177,858,411
State permitted practice:
Reserve Credit                                  $ (375,874,266)  $  (390,570,538)
Deferred income taxes (as described above)      $  (92,872,740)  $  (299,613,925)
                                                --------------   ---------------
Statutory surplus, NAIC SAP:                    $2,781,142,517   $ 1,487,673,948
                                                ==============   ===============

NOTE 2 - ACCOUNTING CHANGES AND CORRECTIONS OF ERRORS

     No significant change.

NOTE 3 - BUSINESS COMBINATIONS AND GOODWILL

     No significant change.

NOTE 4 - DISCONTINUED OPERATIONS

     No significant change.

NOTE 5 - INVESTMENTS

     No significant change.

NOTE 6 - JOINT VENTURES, PARTNERSHIPS AND LIMITED LIABILITY COMPANIES

     No significant change.

NOTE 7 - INVESTMENT INCOME

     No significant change.

NOTE 8 - DERIVATIVE INSTRUMENTS

     No significant change.


                                       Q07

NOTE 9 - INCOME TAXES

     No significant change.

NOTE 10 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND OTHER RELATED PARTIES

     No significant change.

NOTE 11 - DEBT

     No significant change.

NOTE 12 - RETIREMENT PLANS, DEFERRED COMPENSATION, POSTEMPLOYMENT BENEFITS AND COMPENSATED ABSENCES AND OTHER POSTRETIREMENT BENEFIT PLANS

     No significant change.

NOTE 13 - CAPITAL AND SURPLUS, SHAREHOLDERS' DIVIDEND RESTRICTIONS AND QUASI-REORGANIZATIONS

     No significant change.

NOTE 14 - CONTINGENCIES

     No significant change.

NOTE 15 - LEASES

     No significant change.

NOTE 16 - INFORMATION ABOUT FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK AND FINANCIAL INSTRUMENTS WITH CONCENTRATIONS OF CREDIT RISK

     No significant change.

NOTE 17 - SALE, TRANSFER AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS OF LIABILITIES

C.   The Company had no wash sales as of June 30, 2009.

NOTE 18 - GAIN OR LOSS TO THE REPORTING ENTITY FROM UNINSURED PLANS AND THE UNINSURED PORTION OF PARTIALLY INSURED PLANS

     No significant change.

NOTE 19 - DIRECT PREMIUM WRITTEN/PRODUCED BY MANAGING GENERAL AGENTS/THIRD PARTY ADMINISTRATORS

     No significant change.

NOTE 20 - OTHER ITEMS

     No significant change.

NOTE 21 - EVENTS SUBSEQUENT

     No significant change.

NOTE 22 - REINSURANCE

     No significant change.

NOTE 23 - RETROSPECTIVELY RATED CONTRACTS & CONTRACTS SUBJECT TO REDETERMINATION

     No significant change.


                                      Q07.1

NOTE 24 - CHANGE IN INCURRED LOSSES AND LOSS ADJUSTMENT EXPENSES

     The Company has no changes in incurred losses or loss adjustment expenses.

NOTE 25 - INTERCOMPANY POOLING ARRANGEMENTS

     No significant change.

NOTE 26 - STRUCTURED SETTLEMENTS

     No significant change.

NOTE 27 - HEALTH CARE RECEIVABLES

     No significant change.

NOTE 28 - PARTICIPATING POLICIES

     No significant change.

NOTE 29 - PREMIUM DEFICIENCY RESERVES

     No significant change.

NOTE 30 - RESERVES FOR LIFE CONTRACTS AND ANNUITY CONTRACTS

     No significant change.

NOTE 31 - ANALYSIS OF ANNUITY ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS

     No significant change.

NOTE 32 - PREMIUMS AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

     No significant change.

NOTE 33 - SEPARATE ACCOUNTS

     No significant change.

NOTE 34 - LOSS/CLAIM ADJUSTMENT EXPENSES

     No significant change.


                                      Q07.2

                             GENERAL INTERROGATORIES
    (Responses to these interrogatories should be based on changes that have occurred since prior year end unless otherwise noted)
                         PART 1 - COMMON INTERROGATORIES

                                     GENERAL

1.1  Did the reporting entity experience any material
     transactions requiring the filing of Disclosure of
     Material Transactions with the State of Domicile,
     as required by the Model Act?                                Yes |x| No |_|

1.2  If yes, has the report been filed with the
     domiciliary state?                                           Yes |x| No |_|

2.1  Has any change been made during the year of this
     statement in the charter, by-laws, articles of
     incorporation, or deed of settlement of the
     reporting entity?                                            Yes |_| No |x|

2.2  If yes, date of change:

3.   Have there been any substantial changes in the
     organizational chart since the prior quarter end?
     If yes, complete the Schedule Y-Part 1 -
     Organizational chart.                                        Yes |_| No |x|

4.1  Has the reporting entity been a party to a merger
     or consolidation during the period covered by this
     statement?                                                   Yes |_| No |x|

4.2 If yes, provide name of entity, NAIC Company Code, and state of domicile (use two letter state abbreviation) for any entity that has ceased to exist as a result of the merger or consolidation.

                         1               2            3
                                        NAIC       STATE OF
                   NAME OF ENTITY   COMPANY CODE   DOMICILE
                   --------------   ------------   --------

5.   If the reporting entity is subject to a management
     agreement, including third-party administrator(s),
     managing general agent(s), attorney-in-fact, or
     similar agreement, have there been any significant
     changes regarding the terms of the agreement or
     principals involved? If yes, attach an
     explanation.                                         Yes |_| No |x| N/A |_|

     __________________________________________________
     __________________________________________________

6.1  State as of what date the latest financial
     examination of the reporting entity was made or is
     being made.                                                      12/31/2007

6.2  State the as of date that the latest financial
     examination report became available from either
     the state of domicile or the reporting entity.
     This date should be the date of the examined
     balance sheet and not the date the report was
     completed or released.                                           12/31/2002

6.3  State as of what date the latest financial
     examination report became available to other
     states or the public from either the state of
     domicile or the reporting entity. This is the
     release date or completion date of the examination
     report and not the date of the examination
     (balance sheet date).                                             1/16/2004

6.4  By what department or departments?

          Connecticut State Insurance Department
     __________________________________________________
     __________________________________________________

6.5  Have all financial statement adjustments within
     the latest financial examination report been
     accounted for in a subsequent financial statement
     filed with Departments?                              Yes |_| No |_| N/A |x|

6.6  Have all of the recommendations within the latest
     financial examination report been complied with?     Yes |x| No |_| N/A |_|

7.1  Has this reporting entity had any Certificates of
     Authority, licenses or registrations (including
     corporate registration, if applicable) suspended
     or revoked by any governmental entity during the
     reporting period?                                            Yes |_| No |x|

7.2  If yes, give full information:

     __________________________________________________
     __________________________________________________

8.1  Is the company a subsidiary of a bank holding
     company regulated by the Federal Reserve Board?              Yes |_| No |x|

8.2 If response to 8.1 is yes, please identify the name of the bank holding company.

     __________________________________________________
     __________________________________________________

8.3  Is the company affiliated with one or more banks,
     thrifts or securities firms?                                 Yes |x| No |_|

8.4 If the response to 8.3 is yes, please provide below the names and location (city and state of the main office) of any affiliates regulated by a federal regulatory services agency [i.e. the Federal Reserve Board (FRB), the Office of the
     Comptroller of the Currency (OCC), the Office of Thrift Supervision (OTS), the Federal Deposit
     Insurance Corporation (FDIC) and the Securities
     Exchange Commission (SEC)] and identify the affiliate's primary federal regulator].

                1                                   2               3     4     5     6      7
          AFFILIATE NAME                  LOCATION (CITY, STATE)   FRB   OCC   OTS   FDIC   SEC
---------------------------------------   ----------------------   ---   ---   ---   ----   ---
Hartford Equity Sales Company, Inc.       Simsbury, CT                                      YES
Hartford Securities Distribution Com      Simsbury, CT                                      YES
Hartford Investment Financial Services,   Simsbury, CT                                      YES
Planco Financial Services, Inc.           Wayne, PA                                         YES
Woodbury Financial Services, Inc.         Woodbury, MN                                      YES
Federal Trust Bank                        Sanford, FL                          YES

9.1  Are the senior officers (principal executive
     officer, principal financial officer, principal
     accounting officer or controller, or persons
     performing similar functions) of the reporting
     entity subject to a code of ethics, which includes
     the following standards?                                     Yes |x| No |_|

     (a) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

     (b)  Full, fair, accurate, timely and
          understandable disclosure in the periodic reports required to be filed by the reporting entity;

     (c) Compliance with applicable governmental laws, rules and regulations;

     (d) The prompt internal reporting of violations to an appropriate person or persons identified in the code; and

     (e)  Accountability for adherence to the code.

9.11 If the response to 9.1 is No, please explain:

     __________________________________________________
     __________________________________________________

9.2  Has the code of ethics for senior managers been
     amended?                                                     Yes |_| No |x|


                                       Q08

9.21 If the response to 9.2 is Yes, provide information related to amendment(s).

     __________________________________________________
     __________________________________________________

9.3  Have any provisions of the code of ethics been
     waived for any of the specified officers?                    Yes |_| No |x|

9.31 If the response to 9.3 is Yes, provide the nature of any waiver(s).

     __________________________________________________
     __________________________________________________

                                    FINANCIAL

10.1 Does the reporting entity report any amounts due
     from parent, subsidiaries or affiliates on Page 2
     of this statement?                                           Yes |x| No |_|

10.2 If yes, indicate any amounts receivable from
     parent included in the Page 2 amount:                $           12,452,953

                                   INVESTMENT

11.1 Were any of the stocks, bonds, or other assets of
     the reporting entity loaned, placed under option
     agreement, or otherwise made available for use by
     another person? (Exclude securities under
     securities lending agreements.)                              Yes |x| No |_|

11.2 If yes, give full and complete information relating thereto:

     $476,471,301 representing six highly rated bonds
     pledged as collateral for derivative activities.
     __________________________________________________
     __________________________________________________

12.  Amount of real estate and mortgages held in other
     invested assets in Schedule BA:                      $                    0

13.  Amount of real estate and mortgages held in
     short-term investments:                              $                    0

14.1 Does the reporting entity have any investments in
     parent, subsidiaries and affiliates?                         Yes |x| No |_|

14.2 If yes, please complete the following:

                                                                                  1                               2
                                                                            PRIOR YEAR-END                 CURRENT QUARTER
                                                                     BOOK/ADJUSTED CARRYING VALUE   BOOK/ADJUSTED CARRYING VALUE
                                                                     ----------------------------   ----------------------------
     14.21 Bonds                                                             $        0                      $        0
     14.22 Preferred Stock                                                   $        0                      $        0
     14.23 Common Stock                                                      $6,488,643                      $6,741,084
     14.24 Short-Term Investments                                            $        0                      $        0
     14.25 Mortgage Loans on Real Estate                                     $        0                      $        0
     14.26 All Other                                                         $        0                      $        0
     14.27 Total Investment in Parent, Subsidiaries and Affiliates
                                                                             ----------                      ----------
              (Subtotal Lines 14.21 to 14.26)                                $6,488,643                      $6,741,084
     14.28 Total Investment in Parent included in Lines 14.21 to
              14.26 above                                                    $        0                      $        0

15.1 Has the reporting entity entered into any hedging
     transactions reported on Schedule DB?                        Yes |x| No |_|

15.2 If yes, has a comprehensive description of the
     hedging program been made available to the
     domiciliary state? If no, attach a description
     with this statement.                                         Yes |x| No |_|

16.  Excluding items in Schedule E-Part 3-Special
     Deposits, real estate, mortgage loans and
     investments held physically in the reporting
     entity's offices, vaults or safety deposit boxes,
     were all stocks, bonds and other securities, owned
     throughout the current year held pursuant to a
     custodial agreement with a qualified bank or trust
     company in accordance with Section 3, III.
     Conducting Examinations, F-Custodial or
     Safekeeping Agreements of the NAIC Financial
     Condition Examiners Handbook?                                Yes |x| No |_|

     16.1 For all agreements that comply with the requirements of the NAIC Financial Condition
          Examiners Handbook, complete the following:

           1                                          2
   NAME OF CUSTODIAN(S)                      CUSTODIAN ADDRESS
--------------------------   ------------------------------------------------
JP Morgan Chase Bank, N.A.   4 New York Plaza, 15th Floor, New York, NY 10004
The Bank of New York         101 Barclay St., 8 West, New York, NY 10286
The Bank of New York         32 Old Slip, 15th Floor, New York, NY 10286

     16.2 For all agreements that do not comply with the requirements of the NAIC Financial
          Condition Examiners Handbook, provide the name, location and a complete explanation.

               1           2                   3
            NAME(S)   LOCATION(S)   COMPLETE EXPLANATION(S)
            -------   -----------   -----------------------

     16.3 Have there been any changes, including name
          changes, in the custodian(s) identified in
          16.1 during the current quarter?                        Yes |_| No |x|

     16.4 If yes, give full and complete information relating thereto:

                1               2               3            4
          OLD CUSTODIAN   NEW CUSTODIAN   DATE OF CHANGE   REASON
          -------------   -------------   --------------   ------

     16.5 Identify all investment advisors,
          broker/dealers or individuals acting on
          behalf of broker/dealers that have access to the investment accounts, handle securities and have authority to make investments on behalf of the reporting entity:

                           1                    2          3
            CENTRAL REGISTRATION DEPOSITORY   NAME(S)   ADDRESS
            -------------------------------   -------   -------


                                      Q08.1

17.1 Have all the filing requirements of the Purposes
     and Procedures Manual of the NAIC Securities
     Valuation Office been followed?                              Yes |x| No |_|

17.2 If no, list exceptions:

     __________________________________________________
     __________________________________________________


                                      Q08.2

                             PART 2 - LIFE & HEALTH

1.    Report the statement value of mortgage loans at the end of this reporting period for the following categories:         1

1.1   Long-term mortgages in good standing                                                                                 AMOUNT
         1.11   Farm mortgages                                                                                         $ 66,582,242
         1.12   Residential mortgages                                                                                  $___________
         1.13   Commercial mortgages                                                                                   $520,361,010
                                                                                                                       ------------
         1.14   Total mortgages in good standing                                                                       $586,943,252

1.2   Long-term mortgages in good standing with restructured terms
         1.21   Total mortgages in good standing with restructured terms                                               $___________

1.3   Long-term mortgage loans upon which interest is overdue more than three months
         1.31   Farm mortgages                                                                                         $___________
         1.32   Residential mortgages                                                                                  $___________
         1.33   Commercial mortgages                                                                                   $___________
                                                                                                                       ------------
         1.34   Total mortgages with interest overdue more than three months                                           $          0

1.4   Long-term mortgage loans in process of foreclosure
         1.41   Farm mortgages                                                                                         $___________
         1.42   Residential mortgages                                                                                  $___________
         1.43   Commercial mortgages                                                                                   $___________
                                                                                                                       ------------
         1.44   Total mortgages in process of foreclosure                                                              $          0

1.5   Total mortgage loans (Lines 1.14 + 1.21 + 1.34 + 1.44)(Page 2, Column 3, Lines 3.1 + 3.2)                        $586,943,252

1.6   Long-term mortgages foreclosed, properties transferred to real estate in current quarter
         1.61   Farm mortgages                                                                                         $___________
         1.62   Residential mortgages                                                                                  $___________
         1.63   Commercial mortgages                                                                                   $___________
                                                                                                                       ------------
         1.64   Total mortgages foreclosed and transferred to real estate                                              $          0


                                       Q09

                         SCHEDULE S - CEDED REINSURANCE

           Showing All New Reinsurance Treaties - Current Year to Date

   1         2          3               4               5           6             7
  NAIC    FEDERAL                                                TYPE OF      IS INSURER
COMPANY      ID     EFFECTIVE                                  REINSURANCE   AUTHORIZED?
  CODE     NUMBER      DATE     NAME OF REINSURER   LOCATION      CEDED      (YES OR NO)
-------   -------   ---------   -----------------   --------   -----------   -----------


                                      NONE


                                       Q10

                SCHEDULE T - PREMIUMS AND ANNUITY CONSIDERATIONS

           Current Year to Date - Allocated by States and Territories

                                                                                             DIRECT BUSINESS ONLY
                                                                         -----------------------------------------------------------
                                                                                 4
                                          1          LIFE CONTRACTS         ACCIDENT AND
                                              --------------------------  HEALTH INSURANCE
                                                   2             3           PREMIUMS,           5              6            7
                                                  LIFE                   INCLUDING POLICY,                    TOTAL
                                       ACTIVE  INSURANCE      ANNUITY        MEMBERSHIP        OTHER         COLUMNS    DEPOSIT-TYPE
      STATES, ETC.                     STATUS   PREMIUMS  CONSIDERATIONS   AND OTHER FEES  CONSIDERATIONS  2 THROUGH 5   CONTRACTS
-------------------------------------- ------ ----------- -------------- ----------------- -------------- ------------- ------------
   1. Alabama                       AL    L     3,844,172      153,673          2,053          13,195,433    17,195,332
   2. Alaska                        AK    L     1,724,711                         281           1,041,496     2,766,488
   3. Arizona                       AZ    L    14,584,446      336,197         10,989          22,647,583    37,579,215
   4. Arkansas                      AR    L     6,090,047      335,977          1,600          14,620,627    21,048,250
   5. California                    CA    L    76,611,822    2,702,924         60,836         159,207,203   238,582,785
   6. Colorado                      CO    L    15,071,895      486,487          2,682          14,970,499    30,531,564
   7. Connecticut                   CT    L    12,856,827      256,331             89          17,689,864    30,803,112
   8. Delaware                      DE    L     5,635,955       52,781                          4,967,402    10,656,138
   9. District of Columbia          DC    L     1,793,890                          33           3,858,463     5,652,385
  10. Florida                       FL    L    45,204,869    3,790,766         22,902          83,946,584   132,965,122
  11. Georgia                       GA    L    18,575,860      733,086          5,623          34,763,457    54,078,026
  12. Hawaii                        HI    L     2,861,265       91,475            772           9,830,813    12,784,326
  13. Idaho                         ID    L     1,735,516        8,592          1,399           7,971,359     9,716,865
  14. Illinois                      IL    L    39,575,946      739,438         23,306          61,040,167   101,378,858
  15. Indiana                       IN    L    10,060,224      492,040          8,814          18,457,976    29,019,054
  16. Iowa                          IA    L     6,471,482      369,829         27,355          16,947,792    23,816,458
  17. Kansas                        KS    L    10,028,935      149,195          1,471          14,234,609    24,414,210
  18. Kentucky                      KY    L     6,177,205      114,035          8,139           9,914,923    16,214,302
  19. Louisiana                     LA    L    16,919,015      203,041          7,474          26,158,004    43,287,535
  20. Maine                         ME    L     1,004,149      385,854            405           6,592,092     7,982,500
  21. Maryland                      MD    L    13,084,598      346,481            478          35,495,716    48,927,273
  22. Massachusetts                 MA    L    11,462,114      511,948            493          26,219,105    38,193,660
  23. Michigan                      MI    L    17,283,255      982,701         18,987          31,150,797    49,435,740
  24. Minnesota                     MN    L    24,511,059      891,881         41,291          32,269,460    57,713,691
  25. Mississippi                   MS    L     4,871,007      114,993          2,800           5,562,811    10,551,611
  26. Missouri                      MO    L    20,031,670      439,711          8,072          31,884,236    52,363,688
  27. Montana                       MT    L     1,308,659      272,194          1,601           2,317,117     3,899,570
  28. Nebraska                      NE    L     5,005,497       20,406          6,439          11,480,462    16,512,804
  29. Nevada                        NV    L     6,417,537      191,410          3,497          12,077,691    18,690,134
  30. New Hampshire                 NH    L     3,023,281      125,583                          4,746,525     7,895,388
  31. New Jersey                    NJ    L    15,589,044      242,876            155          26,680,708    42,512,782
  32. New Mexico                    NM    L     3,619,205                       1,642           9,644,114    13,264,961
  33. New York                      NY    N     4,273,852       60,522            860           1,678,682     6,013,916
  34. North Carolina                NC    L    35,933,922    1,851,806         23,270          30,165,283    67,974,281
  35. North Dakota                  ND    L     3,964,329                       3,104           1,933,529     5,900,962
  36. Ohio                          OH    L    22,323,042      733,434         11,367          32,057,362    55,125,205
  37. Oklahoma                      OK    L     9,220,678      268,019          5,365          14,470,798    23,964,860
  38. Oregon                        OR    L     4,858,185      208,099          3,327          18,347,076    23,416,688
  39. Pennsylvania                  PA    L    27,311,030    1,241,068            967          52,147,492    80,700,557
  40. Rhode Island                  RI    L     3,427,263                       2,156           2,612,479     6,041,898
  41. South Carolina                SC    L     9,523,928      630,875          1,472          19,387,063    29,543,338
  42. South Dakota                  SD    L     5,706,143       30,689          4,716           3,533,892     9,275,440
  43. Tennessee                     TN    L     9,469,643    1,204,566          7,127          27,918,826    38,600,162
  44. Texas                         TX    L    53,767,283    2,383,510          9,651          85,015,293   141,175,736
  45. Utah                          UT    L     3,338,953      453,584          1,566           6,537,601    10,331,703
  46. Vermont                       VT    L     1,847,837        6,532                          3,896,913     5,751,282
  47. Virginia                      VA    L    14,880,998      615,133          2,454          41,272,472    56,771,057
  48. Washington                    WA    L    11,881,693    1,093,772          5,487          38,095,237    51,076,189
  49. West Virginia                 WV    L     3,864,838       31,773          2,414           7,653,351    11,552,375
  50. Wisconsin                     WI    L    13,331,976      732,917        134,717          41,196,949    55,396,558
  51. Wyoming                       WY    L     1,353,619                         740           2,135,243     3,489,601
  52. American Samoa                AS    N                                                                           0
  53. Guam                          GU    N         5,505                                                         5,505
  54. Puerto Rico                   PR    L        77,513                                           1,840        79,353
  55. US Virgin Islands             VI    L         3,511                                          46,000        49,511
  56. Northern Mariana Islands      MP    N                                                                           0
  57. Canada                        CN    N         3,467                                                         3,467
  58. Aggregate Other Alien         OT   XXX    2,393,571            0            344             407,022     2,800,937      0
                                       ------ ----------- ------------   ------------      -------------- ------------- ------
  59. Subtotal                         (a) 52 665,797,934   27,088,202        492,780       1,202,095,492 1,895,474,408      0
  90. Reporting entity
      contributions for employee
      benefit plans                      XXX                                                                          0
  91. Dividends or refunds applied
      to purchase paid-up additions
      and annuities                      XXX        2,264        1,496                                            3,760
  92. Dividends or refunds applied
      to shorten endowment or
      premium paying period              XXX                                                                          0
  93. Premium or annuity
      considerations waived under
      disability or other
      contract provisions                XXX      566,676                                                       566,676
  94. Aggregate other amounts not
      allocable by State                 XXX            0            0              0                   0             0      0
                                       ------ ----------- ------------   ------------      -------------- ------------- ------
  95. Totals (Direct Business)           XXX  666,366,873   27,089,698        492,780       1,202,095,492 1,896,044,843      0
  96. Plus Reinsurance Assumed           XXX   66,444,479   38,176,497                         77,608,446   182,229,422
                                       ------ ----------- ------------   ------------      -------------- ------------- ------
  97. Totals (All Business)              XXX  732,811,352   65,266,195        492,780       1,279,703,938 2,078,274,266      0
  98. Less Reinsurance Ceded             XXX  335,013,401                       1,169          42,808,204   377,822,774
                                       ------ ----------- ------------   ------------      -------------- ------------- ------
  99. Totals (All Business) less
      Reinsurance Ceded                  XXX  397,797,951   65,266,195        491,610       1,236,895,735 1,700,451,491      0

                                                        DETAILS OF WRITE-INS

5801. Other Foreign                      XXX    2,393,571                         344             407,022     2,800,937
5802.                                    XXX                                                                          0
5803.                                    XXX                                                                          0
5898. Summary of remaining
      write-ins for line 58 from
      overflow page                      XXX            0            0              0                   0             0      0
5899. Total (Lines 5801 thru 5803
      plus 5898) (Line 58 above)         XXX    2,393,571            0            344             407,022     2,800,937      0
                                       ------ ----------- ------------   ------------      -------------- ------------- ------
9401.                                    XXX                                                                          0
9402.                                    XXX                                                                          0
9403.                                    XXX                                                                          0
9498. Summary of remaining
      write-ins for line 94 from
      overflow page                      XXX            0            0              0                   0             0      0
9499. Total (Lines 9401 thru 9403
      plus 9498) (Line 94 above)         XXX            0            0              0                   0             0      0

(a)  Insert the number of L responses except for Canada and Other Alien.


                                       Q11

 SCHEDULE Y - INFORMATION CONCERNING ACTIVITIES OF INSURER MEMBERS OF A HOLDING
                                  COMPANY GROUP

                          PART 1 - ORGANIZATIONAL CHART

                                      NONE


                                       Q12

               SUPPLEMENTAL EXHIBITS AND SCHEDULES INTERROGATORIES

The following supplemental reports are required to be filed as part of your statement filing. However, in the event that your company does not transact the type of business for which the special report must be filed, your response of NO to the specific interrogatory will be accepted in lieu of filing a "NONE" report and a bar code will be printed below. If the supplement is required of your company but is not being filed for whatever reason, enter SEE EXPLANATION and provide an explanation following the interrogatory questions.

                                                                                   RESPONSE
                                                                                   --------
1. Will the Trusteed Surplus Statement be filed with the state of domicile and
   the NAIC with this statement?                                                      NO

2. Will the Medicare Part D Coverage Supplement be filed with the state of
   domicile and the NAIC with this statement?                                         NO

3. Will the Reasonableness of Assumptions Certification required by Actuarial
   Guideline XXXV be filed with the state of domicile and electronically with
   the NAIC?                                                                          NO

4. Will the Reasonableness and Consistency of Assumptions Certification required by Actuarial Guideline XXXV be filed with the state of domicile and
   electronically with the NAIC?                                                      NO

5. Will the Reasonableness of Assumptions Certification for Implied Guaranteed
   Rate Method required by Actuarial Guideline XXXVI be filed with the state of
   domicile and electronically with the NAIC?                                         NO

6. Will the Reasonableness and Consistency of Assumptions Certification required by Actuarial Guideline XXXVI (Updated Average Market Value) be filed with the
   state of domicile and electronically with the NAIC?                                NO

7. Will the Reasonableness and Consistency of Assumptions Certification required by Actuarial Guideline XXXVI (Updated Market Value) be filed with the state
   of domicile and electronically with the NAIC?                                      NO

EXPLANATIONS:
1.
2.
3.
4.
5.
6.
7.

BAR CODE:

*71153200949000002*

*71153200936500002*

*71153200944500002*

*71153200944600002*

*71153200944700002*

*71153200944800002*

*71153200944900002*


                                      Q13

                           OVERFLOW PAGE FOR WRITE-INS

ADDITIONAL WRITE-INS FOR LIABILITIES:

                                                                   1              2
                                                                CURRENT      DECEMBER 31
                                                            STATEMENT DATE    PRIOR YEAR
                                                            --------------   -----------
2504. Interest On Policy Or Contract Funds Due Or Accrued        422,175         317,613
2505. Miscellaneous Liabilities                               46,984,868      34,326,052
2597. Summary of remaining write-ins for Line 25              47,407,043      34,643,665


                                       Q14

                            SCHEDULE A - VERIFICATION

                                   Real Estate

                                                                                                                         2
                                                                                                       1         PRIOR YEAR ENDED
                                                                                                  YEAR TO DATE      DECEMBER 31
                                                                                                 -------------   ----------------
 1. Book/adjusted carrying value, December 31 of prior year                                        27,284,717       27,569,379
 2. Cost of acquired:
    2.1 Actual cost at time of acquisition
    2.2 Additional investment made after acquisition
 3. Current year change in encumbrances                                                             1,242,375          675,624
 4. Total gain (loss) on disposals
 5. Deduct amounts received on disposals
 6. Total foreign exchange change in book/adjusted carrying value
 7. Deduct current year's other than temporary impairment recognized
 8. Deduct current year's depreciation                                                                561,182          960,286
                                                                                                   ----------       ----------
 9. Book/adjusted carrying value at end of current period (Lines 1+2+3+4-5+6-7-8)                  27,965,910       27,284,717
10. Deduct total nonadmitted amounts
                                                                                                   ----------       ----------
11. Statement value at end of current period (Line 9 minus Line 10)                                27,965,910       27,284,717
                                                                                                   ----------       ----------

                            SCHEDULE B - VERIFICATION

                                 Mortgage Loans

                                                                                                                         2
                                                                                                       1         PRIOR YEAR ENDED
                                                                                                  YEAR TO DATE      DECEMBER 31
                                                                                                 -------------   ----------------
 1. Book value/recorded investment excluding accrued interest, December 31 of prior year          611,371,431      350,528,540
 2. Cost of acquired:
    2.1 Actual cost at time of acquisition                                                         50,801,497      274,862,000
    2.2 Additional investment made after acquisition                                                  385,161        3,844,286
 3. Capitalized deferred interest and other
 4. Accrual of discount                                                                                49,277           94,401
 5. Unrealized valuation increase (decrease)
 6. Total gain (loss) on disposals                                                                                    (732,521)
 7. Deduct amounts received on disposals                                                           70,632,875       17,014,335
 8. Deduct amortization of premium and mortgage interest points and commitment fees                    19,431          210,940
 9. Total foreign exchange change in book value/recorded investment excluding accrued interest
10. Deduct current year's other than temporary impairment recognized
                                                                                                  -----------      -----------
11. Book value/recorded investment excluding accrued interest at end of current period
       (Lines 1+2+3+4+5+6-7-8+9-10)                                                               591,955,060      611,371,431
                                                                                                  -----------      -----------
12. Total valuation allowance                                                                      (5,011,807)
                                                                                                  -----------      -----------
13. Subtotal (Line 11 plus Line 12)                                                               586,943,253      611,371,431
                                                                                                  -----------      -----------
14. Deduct total nonadmitted amounts
                                                                                                  -----------      -----------
15. Statement value at end of current period (Line 13 minus Line 14)                              586,943,253      611,371,431
                                                                                                  -----------      -----------

                           SCHEDULE BA - VERIFICATION

                         Other Long-Term Invested Assets

                                                                                                                         2
                                                                                                       1         PRIOR YEAR ENDED
                                                                                                  YEAR TO DATE      DECEMBER 31
                                                                                                 -------------   ----------------
 1. Book/adjusted carrying value, December 31 of prior year                                        10,488,653        9,672,081
 2. Cost of acquired:
    2.1 Actual cost at time of acquisition                                                                             331,740
    2.2 Additional investment made after acquisition                                                  538,550        1,764,788
 3. Capitalized deferred interest and other
 4. Accrual of discount
 5. Unrealized valuation increase (decrease)                                                         (972,415)      (1,159,686)
 6. Total gain (loss) on disposals
 7. Deduct amounts received on disposals                                                            1,050,385          116,431
 8. Deduct amortization of premium and depreciation                                                                      3,839
 9. Total foreign exchange change in book/adjusted carrying value
10. Deduct current year's other than temporary impairment recognized
                                                                                                    ---------       ----------
11. Book/adjusted carrying value at end of current period (Lines 1+2+3+4+5+6-7-8+9-10)              9,004,403       10,488,653
                                                                                                    ---------       ----------
12. Deduct total nonadmitted amounts
13. Statement value at end of current period (Line 11 minus Line 12)                                9,004,403       10,488,653
                                                                                                    ---------       ----------

                            SCHEDULE D - VERIFICATION

                                Bonds and Stocks

                                                                                                                         2
                                                                                                       1         PRIOR YEAR ENDED
                                                                                                  YEAR TO DATE      DECEMBER 31
                                                                                                 -------------   ----------------
 1. Book/adjusted carrying value of bonds and stocks, December 31 of prior year                  8,638,565,584    5,922,188,539
 2. Cost of bonds and stocks acquired                                                            6,375,330,570    3,726,650,976
 3. Accrual of discount                                                                              4,702,587        6,643,753
 4. Unrealized valuation increase (decrease)                                                        (4,093,164)      (5,318,621)
 5. Total gain (loss) on disposals                                                                  17,849,182      (22,480,831)
 6. Deduct consideration for bonds and stocks disposed of                                        6,332,841,556      818,493,426
 7. Deduct amortization of premium                                                                  33,943,908       53,000,251
 8. Total foreign exchange change in book/adjusted carrying value                                 (29,095,120)       (4,294,729)
 9. Deduct current year's other than temporary impairment recognized                                35,122,201      113,329,825
                                                                                                 -------------    -------------
10. Book/adjusted carrying value at end of current period (Lines 1+2+3+4+5-6-7+8-9)              8,601,351,974    8,638,565,584
11. Deduct total nonadmitted amounts
                                                                                                 -------------    -------------
12. Statement value at end of current period (Line 10 minus Line 11)                             8,601,351,974    8,638,565,584
                                                                                                 -------------    -------------


                                      QSI01

                              SCHEDULE D - PART 1B

         Showing the Acquisitions, Dispositions and Non-Trading Activity During the Current Quarter for all Bonds and Preferred Stock by Rating Class

                                                1                   2                3                   4
                                     BOOK/ADJUSTED CARRYING   ACQUISITIONS      DISPOSITIONS   NON-TRADING ACTIVITY
                                         VALUE BEGINNING         DURING            DURING             DURING
                                       OF CURRENT QUARTER    CURRENT QUARTER  CURRENT QUARTER     CURRENT QUARTER
                                     ----------------------  ---------------  ---------------  --------------------
    BONDS
 1. Class 1 (a)                            9,445,550,483       2,981,322,107    3,533,629,553      (130,662,294)
 2. Class 2 (a)                            1,818,377,338         108,047,078       71,169,812        22,835,949
 3. Class 3 (a)                              170,279,306             140,337        4,229,864        62,770,103
 4. Class 4 (a)                               33,324,885                            8,720,973        24,420,671
 5. Class 5 (a)                               18,533,819               6,972          142,689         9,309,638
 6. Class 6 (a)                                1,766,964                                1,554          (497,991)
                                          --------------       -------------    -------------      ------------
 7. Total Bonds                           11,487,832,795       3,089,516,494    3,617,894,445       (11,823,924)
                                          ==============       =============    =============      ============
    PREFERRED STOCK
 8. Class 1                                   59,929,552
 9. Class 2                                    8,581,106
10. Class 3
11. Class 4                                    4,655,000                                             (4,655,000)
12. Class 5                                      363,298              10,910                          8,400,063
13. Class 6
                                          --------------       -------------    -------------      ------------
14. Total Preferred Stock                     73,528,956              10,910                0         3,745,063
                                          --------------       -------------    -------------      ------------
15. Total Bonds and Preferred Stock       11,561,361,751       3,089,527,404    3,617,894,445        (8,078,861)
                                          ==============       =============    =============      ============

                                                5                      6                        7                      8
                                     BOOK/ADJUSTED CARRYING  BOOK/ADJUSTED CARRYING  BOOK/ADJUSTED CARRYING  BOOK/ADJUSTED CARRYING
                                          VALUE END OF            VALUE END OF            VALUE END OF         VALUE DECEMBER 31
                                          FIRST QUARTER          SECOND QUARTER           THIRD QUARTER            PRIOR YEAR
                                     ----------------------  ----------------------  ----------------------  ----------------------
    BONDS
 1. Class 1 (a)                            9,445,548,483           8,762,576,742                                    8,749,832,390
 2. Class 2 (a)                            1,818,379,338           1,878,092,555                                    1,625,330,953
 3. Class 3 (a)                              170,279,306             228,959,882                                      134,681,924
 4. Class 4 (a)                               33,324,885              49,024,584                                           63,173
 5. Class 5 (a)                               18,533,819              27,709,739                                       27,026,883
 6. Class 6 (a)                                1,766,964               1,267,418                                        1,457,742
                                          --------------          --------------               ---                 --------------
 7. Total Bonds                           11,487,832,795          10,947,630,920                 0                 10,538,393,066
                                          ==============          ==============               ===                 ==============
    PREFERRED STOCK
 8. Class 1                                   59,929,552              59,929,552                                      149,493,229
 9. Class 2                                    8,581,106               8,581,106                                       82,334,324
10. Class 3                                                                                                            23,181,702
11. Class 4                                    4,655,000
12. Class 5                                      363,298               8,774,271                                          352,714
13. Class 6
                                          --------------          --------------               ---                 --------------
14. Total Preferred Stock                     73,528,956              77,284,929                 0                    255,361,969
                                          --------------          --------------               ---                 --------------
15. Total Bonds and Preferred Stock       11,561,361,751          11,024,915,849                 0                 10,793,755,035
                                          ==============          ==============               ===                 ==============

(a) Book/Adjusted Carrying Value column for the end of the current reporting period includes the following amount of non-rated short-term and cash equivalent bonds by NAIC designation:
     NAIC 1 $0;  NAIC 2 $0;  NAIC 3 $0;  NAIC 4 $0;  NAIC 5 $0;  NAIC 6 $0.


                                      QSI02

                              SCHEDULE DA - PART 1

                             Short-Term Investments

                         1             2             3                4                         5
                   BOOK/ADJUSTED                   ACTUAL      INTEREST COLLECTED   PAID FOR ACCRUED INTEREST
                  CARRYING VALUE   PAR VALUE        COST          YEAR TO DATE             YEAR TO DATE
                  --------------   ---------   -------------   ------------------   -------------------------
9199999. Totals   2,435,862,009       XXX      2,435,730,205        2,564,921

                           SCHEDULE DA - VERIFICATION

                             Short-Term Investments

                                                                                            1                 2
                                                                                                      PRIOR YEAR ENDED
                                                                                      YEAR TO DATE       DECEMBER 31
                                                                                      -------------   ----------------
 1. Book/adjusted carrying value, December 31 of prior year                           2,166,709,611       476,504,914
 2. Cost of short-term investments acquired                                           8,515,266,562     9,367,885,094
 3. Accrual of discount                                                                     406,530         1,335,722
 4. Unrealized valuation increase (decrease)
 5. Total gain (loss) on disposals                                                        3,446,481                (0)
 6. Deduct consideration received on disposals                                        8,247,276,620     7,681,603,848
 7. Deduct amortization of premium                                                           63,496            39,330
 8. Total foreign exchange change in book/adjusted carrying value                        (2,627,059)        2,627,059
 9. Deduct current year's other than temporary impairment recognized
10. Book/adjusted carrying value at end of current period (Lines 1+2+3+4+5-6-7+8-9)   2,435,862,009     2,166,709,611
11. Deduct total nonadmitted amounts
12. Statement value at end of current period (Line 10 minus Line 11)                  2,435,862,009     2,166,709,611


                                      QSI03

                            SCH. DB-PART F-SECTION 1
                                      NONE

                            SCH. DB-PART F-SECTION 2
                                      NONE


                                  QSI04, QSI05

                            SCHEDULE E- VERIFICATION

                                Cash Equivalents

                                                                                           1                2
                                                                                                     PRIOR YEAR ENDED
                                                                                      YEAR TO DATE     DECEMBER 31
                                                                                      ------------   ----------------
 1. Book/adjusted carrying value, December 31 of prior year                            11,673,000       17,419,000
 2. Cost of cash equivalents acquired                                                       7,690
 3. Accrual of discount
 4. Unrealized valuation increase (decrease)
 5. Total gain (loss) on disposals
 6. Deduct consideration received on disposals                                         11,673,000        5,746,000
 7. Deduct amortization of premium
 8. Total foreign exchange change in book/ adjusted carrying value
 9. Deduct current year's other than temporary impairment recognized
                                                                                       ----------        ---------
10. Book/adjusted carrying value at end of current period (Lines 1+2+3+4+5-6-7+8-9)         7,690       11,673,000
11. Deduct total nonadmitted amounts
                                                                                       ----------        ---------
12. Statement value at end of current period (Line 10 minus Line 11)                        7,690       11,673,000


                                     QSI06

                               SCHEDULE A - PART 2

 Showing all Real Estate ACQUIRED and Additions Made During the Current Quarter

     1       Location      4       5         6           7                 8                 9
            ----------
              2    3                                                                     Additional
                                        Actual Cost              Book/Adjusted Carrying  Investment
Description              Date   Name of  at Time of   Amount of        Value Less        Made After
of Property City State Acquired  Vendor Acquisition Encumbrances      Encumbrances      Acquisition
----------- ---- ----- -------- ------- ----------- ------------ ---------------------- -----------


                                      NONE

                               SCHEDULE A - PART 3

 Showing all Real Estate DISPOSED During the Quarter, Including Payments During
                    the Final Year on "Sales Under Contract "


     1       Location      4        5        6         7            8
            ----------                           Expended for
             2     3                              Additions,
                                                   Permanent   Book/Adjusted
                                                 Improvements Carrying Value
                                                  and Changes      Less
Description            Disposal  Name of  Actual      in       Encumbrances
of Property City State   Date   Purchaser  Cost  Encumbrances   Prior Year
----------- ---- ----- -------- --------- ------ ------------ --------------

              Change in Book/Adjusted Carrying Value Less Encumbrances
     1      ------------------------------------------------------------
                  9          10          11            12          13
                           Current
                           Year's                                Total
                         Other Than    Current       Total      Foreign
               Current    Temporary    Year's      Change in    Exchange
Description    Year's    Impairment   Change in     B./A.C.V.  Change in
of Property Depreciation Recognized Encumbrances (11 - 9 - 10) B./A.C.V.
----------- ------------ ---------- ------------ ------------- ---------


     1           14            15         16         17            18          19         20

                                                                          Gross Income
            Book/Adjusted                                                    Earned     Taxes,
              Carrying                  Foreign                               Less     Repairs,
              Value Less    Amounts     Exchange    Realized     Total      Interest     and
Description  Encumbrances   Received  Gain (Loss) Gain (Loss) Gain (Loss)  Incurred on Expenses
of Property  on Disposal  During Year on Disposal on Disposal on Disposal Encumbrances Incurred
----------- ------------- ----------- ----------- ----------- ----------- ------------ --------


                                      NONE


                                      QE01

                               SCHEDULE B - PART 2

         Showing all Mortgage Loans ACQUIRED During the Current Quarter

                                                                               7             8
                               LOCATION                                     ACTUAL       ADDITIONAL       9
                            --------------    4        5          6          COST        INVESTMENT    VALUE OF
             1                 2       3    LOAN     DATE      RATE OF      AT TIME      MADE AFTER    LAND AND
        LOAN NUMBER           CITY   STATE  TYPE   ACQUIRED   INTEREST  OF ACQUISITION  ACQUISITION   BUILDINGS
--------------------------  -------  -----  ----  ----------  --------  --------------  -----------  -----------
MORTGAGES IN GOOD STANDING
FARM MORTGAGES
BHM02YVH0                   FRESNO     CA         04/01/2009    2.680                      75,000        115,385
0199999. Total - Mortgages
in Good Standing - Farm
Mortgages                                              XXX       XXX               0       75,000        115,385
COMMERCIAL MORTGAGES - ALL OTHER
BHM02KAY6                   VARIOUS    MU         05/19/2009    7.500     50,801,497                 100,938,666
BHM033XZ5                   OXNARD     CA         05/21/2009    5.890                     240,257        360,385
0599999. Total - Mortgages
in Good Standing -
Commercial Mortgages - All
Other                                                 XXX        XXX      50,801,497      240,257    101,299,051
0899999. Total - Mortgages
in Good Standing                                      XXX        XXX      50,801,497      315,257    101,414,435
3399999. Total Mortgages                              XXX        XXX      50,801,497      315,257    101,414,435

                               SCHEDULE B - PART 3

  Showing all Mortgage Loans DISPOSED, Transferred or Repaid During the Current
                                     Quarter



                                                                                          7
                                                                                     BOOK VALUE/
                                   LOCATION                                            RECORDED
                            ---------------------    4        5           6           INVESTMENT
             1                     2          3    LOAN     DATE      DISPOSAL    EXCLUDING ACCRUED
       LOAN NUMBER               CITY       STATE  TYPE   ACQUIRED      DATE     INTEREST PRIOR YEAR
--------------------------  --------------  -----  ----  ----------  ----------  -------------------
MORTGAGES WITH PARTIAL
REPAYMENTS
B0A0AAVL4                   VARIOUS           US         04/01/2001  06/01/2009        5,826,605
BHM01G8F0                   CARY              NC         12/22/2005  06/01/2009           24,904
BHM01LDV8                   BALTIMORE         MD         04/28/2006  06/01/2009           79,293
BHM01WKR5                   PITTSBURGH        PA         09/22/2006  05/01/2009          500,000
BHM01Y6L0                   CUMMING           GA         10/05/2006  06/01/2009           10,751
BHM03L0T5                   STANISLAUS        CA         07/25/2008  06/01/2009           32,115
BHM03S0C7                   DALLAS            TX         07/25/2008  06/01/2009           30,697
BHM03TLB4                   VARIOUS           MU         07/01/2008  06/01/2009          144,770
BHM03Z7Q3                   ROCKVILLE         MD         10/29/2008  06/01/2009           17,104
BHM04QLL7                   CHAVES            NM         10/17/2008  06/01/2009           51,449
BHM04X7M6                   SILICON VALLEY    CA         10/01/2008  06/01/2009           97,983
                                                                                      ----------
0299999. Total - Mortgages
With Partial Repayments                                                                6,815,671
                                                                                      ----------
MORTGAGES DISPOSED
BHM01QD13                   PHOENIX           AZ         04/21/2006  05/22/2009          400,676
BHM0B88D2                   VARIOUS           US         08/10/2007  05/19/2009       60,000,000
                                                                                      ----------
0399999. Total - Mortgages
Disposed                                                                              60,400,676
                                                                                      ----------
0599999. Total Mortgages                                                              67,216,346
                                                                                      ----------

                                                 CHANGE IN BOOK VALUE/RECORDED INVESTMENT
                            ---------------------------------------------------------------------------------
                                                               10                                      13
                                 8             9         CURRENT YEAR'S       11           12         TOTAL
                            UNREALIZED      CURRENT        OTHER THAN    CAPITALIZED     TOTAL       FOREIGN
                             VALUATION       YEAR'S         TEMPORARY      DEFERRED    CHANGE IN    EXCHANGE
             1               INCREASE   (AMORTIZATION)/    IMPAIRMENT      INTEREST    BOOK VALUE   CHANGE IN
       LOAN NUMBER          (DECREASE)      ACCRETION      RECOGNIZED     AND OTHER   (8+9-10+11)  BOOK VALUE
--------------------------  ----------  ---------------  --------------  -----------  -----------  ----------
MORTGAGES WITH PARTIAL
REPAYMENTS
B0A0AAVL4                                    (7,143)                                     (7,143)
BHM01G8F0                                                                                     0
BHM01LDV8                                                                                     0
BHM01WKR5                                                                                     0
BHM01Y6L0                                                                                     0
BHM03L0T5                                                                                     0
BHM03S0C7                                                                                     0
BHM03TLB4                                                                                     0
BHM03Z7Q3                                                                                     0
BHM04QLL7                                                                                     0
BHM04X7M6                                                                                     0
                               ---           ------           ---           ---          ------       ---
0299999. Total - Mortgages
With Partial Repayments          0           (7,143)            0             0          (7,143)        0
                               ---           ------           ---           ---          ------       ---
MORTGAGES DISPOSED
BHM01QD13                                      (107)                                       (107)
BHM0B88D2                                                                                     0
                               ---           ------           ---           ---          ------       ---
0399999. Total - Mortgages
Disposed                         0             (107)            0             0            (107)        0
                               ---           ------           ---           ---          ------       ---
0599999. Total Mortgages         0           (7,249)            0             0          (7,249)        0
                               ---           ------           ---           ---          ------       ---


                                   14
                               BOOK VALUE/
                                RECORDED                          16
                               INVESTMENT                      FOREIGN         17           18
                               EXCLUDING                       EXCHANGE     REALIZED      TOTAL
             1              ACCRUED INTEREST        15       GAIN (LOSS)  GAIN (LOSS)  GAIN (LOSS)
       LOAN NUMBER             ON DISPOSAL    CONSIDERATION  ON DISPOSAL  ON DISPOSAL  ON DISPOSAL
--------------------------  ----------------  -------------  -----------  -----------  -----------
MORTGAGES WITH PARTIAL
REPAYMENTS
B0A0AAVL4                       5,819,462        5,819,462                                  0
BHM01G8F0                          24,904           24,904                                  0
BHM01LDV8                          79,293           79,293                                  0
BHM01WKR5                         500,000          500,000                                  0
BHM01Y6L0                          10,751           10,751                                  0
BHM03L0T5                          32,115           32,115                                  0
BHM03S0C7                          30,697           30,697                                  0
BHM03TLB4                         144,770          144,770                                  0
BHM03Z7Q3                          17,104           17,104                                  0
BHM04QLL7                          51,449           51,449                                  0
BHM04X7M6                          97,983           97,983                                  0
                               ----------       ----------      ---          ---          ---
0299999. Total - Mortgages
With Partial Repayments         6,808,528        6,808,528        0            0            0
                               ----------       ----------      ---          ---          ---
MORTGAGES DISPOSED
BHM01QD13                         400,569          400,569                                  0
BHM0B88D2                      60,000,000       60,000,000                                  0
                               ----------       ----------      ---          ---          ---
0399999. Total - Mortgages
Disposed                       60,400,569       60,400,569        0            0            0
                               ----------       ----------      ---          ---          ---
0599999. Total Mortgages       67,209,097       67,209,097        0            0            0
                               ----------       ----------      ---          ---          ---


                                      QE02

                              SCHEDULE BA - PART 2

   Showing Other Long-Term Invested Assets ACQUIRED During the Current Quarter


                                                                    LOCATION                5            6         7
             1                              2                  ------------------        NAME OF        NAIC      DATE
           CUSIP                         NAME OR                     3        4         VENDOR OR      DESIG-  ORIGINALLY
      IDENTIFICATION                   DESCRIPTION                 CITY     STATE    GENERAL PARTNER   NATION   ACQUIRED
--------------------------  ---------------------------------  -----------  -----  ------------------  ------  ----------
JOINT VENTURE OR
PARTNERSHIP INTERESTS THAT
HAVE UNDERLYING
CHARACTERISTICS OF COMMON
STOCKS - UNAFFILIATED
BHM03B 4L 0                 GRP III LP                         LOS ANGELES    CA   DIRECT WITH ISSUER          05/12/2009
BHM035 DC 3                 KRG CAPITAL FUND IV LP             DENVER         CO   DIRECT WITH ISSUER          06/03/2009
BHM033 G9 2                 STEELRIVER INFRASTRUCTURE FUND NA  SYDNEY         US   DIRECT WITH ISSUER          04/01/2009
1599999. Total - Joint
Venture or Partnership
Interests That Have
Underlying Characteristics
of Common  Stocks -
Unaffiliated
3999999. Subtotal -
Unaffiliated
4199999. Totals

                                           9            10                        12
                                8       ACTUAL      ADDITIONAL                COMMITMENT      13
             1                TYPE      COST AT     INVESTMENT       11          FOR      PERCENTAGE
           CUSIP               AND      TIME OF     MADE AFTER    AMOUNT OF   ADDITIONAL      OF
      IDENTIFICATION        STRATEGY  ACQUISITION  ACQUISITION  ENCUMBRANCES  INVESTMENT   OWNERSHIP
--------------------------  --------  -----------  -----------  ------------  ----------  ----------
JOINT VENTURE OR
PARTNERSHIP INTERESTS THAT
HAVE UNDERLYING
CHARACTERISTICS OF COMMON
STOCKS - UNAFFILIATED
BHM03B 4L 0                                           59,600                                  2.0
BHM035 DC 3                                           28,820                                  0.1
BHM033 G9 2                                           12,000                                  0.1
1599999. Total - Joint
Venture or Partnership
Interests That Have
Underlying Characteristics
of Common  Stocks -
Unaffiliated                               0         100,420          0            0          XXX
3999999. Subtotal -
Unaffiliated                               0         100,420          0            0          XXX
4199999. Totals                            0         100,420          0            0          XXX

                              SCHEDULE BA - PART 3

 Showing Other Long-Term Invested Assets DISPOSED, Transferred or Repaid During
                               the Current Quarter





                                                             LOCATION                                  6
             1                           2               -----------------            5              DATE         7
           CUSIP                      NAME OR                 3        4    NAME OF PURCHASER OR  ORIGINALLY   DISPOSAL
      IDENTIFICATION                DESCRIPTION             CITY     STATE   NATURE OF DISPOSAL    ACQUIRED      DATE
--------------------------  ---------------------------  ----------  -----  --------------------  ----------  ----------
JOINT VENTURE OR
PARTNERSHIP INTERESTS THAT
HAVE UNDERLYING
CHARACTERISTICS OF OTHER -
UNAFFILIATED
BHM02K  5A 4                GSO SPECIAL SITUATIONS FUND  NEW JERSEY  NY.    DIRECT WITH ISSUER    06/01/2007  06/17/2009
1999999. Total - Joint
Venture or Partnership
Interests That Have
Underlying Characteristics
of Other - Unaffiliated
3999999. Subtotal -
Unaffiliated
4199999. Totals

                                                                 CHANGES IN BOOK/ADJUSTED CARRYING VALUE
                                            ---------------------------------------------------------------------------------
                                  8                            10              11                                       14
                             BOOK/ADJUSTED       9       CURRENT YEAR'S  CURRENT YEAR'S      12             13        TOTAL
                            CARRYING VALUE  UNREALIZED   (DEPRECIATION)    OTHER THAN    CAPITALIZED      TOTAL      FOREIGN
             1                   LESS        VALUATION       OR             TEMPORARY     DEFERRED      CHANGE IN    EXCHANGE
           CUSIP             ENCUMBRANCES,   INCREASE   (AMORTIZATION)/    IMPAIRMENT     INTEREST      B./A.C.V    CHANGE IN
      IDENTIFICATION          PRIOR YEAR    (DECREASE)     ACCRETION       RECOGNIZED     AND OTHER   (9+10-11+12)  B./A.C.V.
--------------------------  --------------  ----------  ---------------  --------------  -----------  ------------  ---------
JOINT VENTURE OR
PARTNERSHIP INTERESTS THAT
HAVE UNDERLYING
CHARACTERISTICS OF OTHER -
UNAFFILIATED
BHM02K  5A 4                    851,936       198,447                                                    198,447
1999999. Total - Joint
Venture or Partnership
Interests That Have
Underlying Characteristics
of Other - Unaffiliated         851,936       198,447           0               0             0          198,447        0
3999999. Subtotal -
Unaffiliated                    851,936       198,447           0               0             0          198,447        0
4199999. Totals                 851,936       198,447           0               0             0          198,447        0



                                   15
                             BOOK/ADJUSTED                      17
                             CARRYING VALUE                   FOREIGN         18           19
             1                   LESS                        EXCHANGE     REALIZED      TOTAL         20
           CUSIP             ENCUMBRANCES         16       GAIN (LOSS)  GAIN (LOSS)  GAIN (LOSS)  INVESTMENT
      IDENTIFICATION          ON DISPOSAL   CONSIDERATION  ON DISPOSAL  ON DISPOSAL  ON DISPOSAL    INCOME
--------------------------  --------------  -------------  -----------  -----------  -----------  ----------
JOINT VENTURE OR
PARTNERSHIP INTERESTS THAT
HAVE UNDERLYING
CHARACTERISTICS OF OTHER -
UNAFFILIATED
BHM02K  5A 4                   1,050,384      1,050,384                                   0         238,427
1999999. Total - Joint
Venture or Partnership
Interests That Have
Underlying Characteristics
of Other - Unaffiliated        1,050,384      1,050,384         0            0            0         238,427
3999999. Subtotal -
Unaffiliated                   1,050,384      1,050,384         0            0            0         238,427
4199999. Totals                1,050,384      1,050,384         0            0            0         238,427


                                      QE03

                               SCHEDULE D - PART 3

     Show all Long-Term Bonds and Stock Acquired During the Current Quarter

       1                                    2                                  3          4



     CUSIP                                                                              DATE
IDENTIFICATION                         DESCRIPTION                          FOREIGN   ACQUIRED
--------------  ----------------------------------------------------------  -------  ----------
BONDS - U.S. GOVERNMENT
36202E 3E 7     GNMA2 30YR 03/01/2039                                                04/16/2009
912810 QA 9     TREASURY BOND 02/15/2039                                             05/04/2009
912810 QB 7     TREASURY BOND 05/15/2039                                             06/29/2009
912828 KD 1     TREASURY NOTE 02/15/2019                                             04/03/2009
912828 KH 2     TREASURY NOTE 03/31/2011                                             04/27/2009
912828 KJ 8     TREASURY NOTE 03/31/2014                                             04/06/2009
912828 KL 3     TREASURY NOTE 04/30/2011                                             04/28/2009
912828 KQ 2     TREASURY NOTE 05/15/2019                                             06/18/2009
912828 KV 1     TREASURY NOTE 05/31/2014                                             06/04/2009
912828 KW 9     TREASURY NOTE 05/31/2016                                             06/16/2009
0399999.        Total - Bonds - U.S. Government
BONDS - ALL OTHER GOVERNMENT
D20658 UK 0     DEUTSCHLAND (BUNDESREPUBLIC) 01/04/2013                     D        05/29/2009
D20658 WY 8     DEUTSCHLAND REP 01/04/2014                                  D        06/08/2009
465410 BA 5     ITALY (REPUBLIC OF) 06/15/2012                              F        05/07/2009
683234 8A 9     ONTARIO CANADA (PROVINCE OF) 06/16/2014                     A        06/09/2009
748148 QX 4     QUEBEC (PROVINCE OF) 01/22/2011                             A        05/07/2009
1099999.        Total - Bonds - All Other Government
BONDS - U.S. SPECIAL REVENUE AND SPECIAL ASSESSMENT
312932 EC 6     FGOLD 30YR 04/01/2039                                                04/08/2009
31282Y DS 5     FHSTR_232 IS 08/01/2034                                              06/12/2009
31371K 7E 5     FNMA 30YR 07/01/2033                                                 06/02/2009
31371L CD 9     FNMA 30YR 09/01/2033                                                 05/01/2009
31391W 5H 0     FNMA 30YR 04/01/2033                                                 05/01/2009
31400J PF 0     FNMA 30YR 05/01/2033                                                 05/07/2009
31400J SJ 9     FNMA 30YR 02/01/2033                                                 05/07/2009
31401J EZ 7     FNMA 30YR 07/01/2033                                                 05/28/2009
31402C PL 0     FNMA 30YR 11/01/2033                                                 05/01/2009
31402C U6 7     FNMA 30YR 03/01/2034                                                 05/01/2009
31402E AQ 1     FNMA 30YR 07/01/2033                                                 05/07/2009
31402K CE 2     FNMA 30YR 08/01/2033                                                 05/07/2009
31402R AB 5     FNMA 30YR 04/01/2035                                                 06/18/2009
31415P 3T 3     FNMA 30YR 04/01/2037                                                 06/09/2009
31416B VH 8     FNMA 30YR 12/01/2034                                                 05/07/2009
31416C HV 1     FNMA 30YR 06/01/2039                                                 06/09/2009
31416R HL 0     FNMA 30YR 06/01/2039                                                 05/08/2009
BHM0BK MV 9     FNMA 30YR TBA(REG A) 07/13/2039                                      06/12/2009
3136FC 5N 2     FNSTR_377-2 IS 10/01/2036                                            06/12/2009
83162C SL 8     SBAP_09-20D 04/01/2029                                               04/07/2009
83162C SP 9     SBAP_09-20F 06/01/2029                                               06/09/2009
915217 RY 1     UNIVERSITY VA 09/01/2039                                             04/15/2009
3199999.        Total - Bonds - U.S. Special Revenue & Special Assessments
BONDS - INDUSTRIAL AND MISCELLANEOUS
00868P AA 3     AHOLD LEASE USA 01/02/2025                                  F        05/27/2009
013817 AD 3     ALCOA INC 06/01/2011                                                 05/07/2009
032511 AY 3     ANADARKO PETROLEUM CORP 09/15/2036                                   06/11/2009
032511 BG 1     ANADARKO PETROLEUM CORPORATIO 06/15/2039                             06/09/2009
00184A AC 9     AOL TIME WARNER INC 04/15/2031                                       06/11/2009
05947U C8 9     BACM_05-1 11/01/2042                                                 06/01/2009
05523U AG 5     BAE SYSTEMS HOLDINGS INC 06/01/2014                                  06/01/2009
060505 AG 9     BANK OF AMERICA 01/15/2011                                           05/07/2009
06423A AQ 6     BANK ONE CORP 11/15/2011                                             05/07/2009
075887 AV 1     BECTON DICKINSON AND COMPANY 05/15/2039                              05/11/2009

       1                        5                     6           7            8           9            10
                                                                                        PAID FOR
                                                                                        ACCRUED        NAIC
                                                    NUMBER                              INTEREST   DESIGNATION
     CUSIP                                        SHARES OF                               AND       OR MARKET
IDENTIFICATION        NAME OF VENDOR               OF STOCK  ACTUAL COST   PAR VALUE   DIVIDENDS  INDICATOR (a)
--------------  --------------------------------  ---------  -----------  -----------  ---------  -------------
BONDS - U.S. GOVERNMENT
36202E 3E 7     BANC OF AMERICA SECURITIES LLC                27,803,516   27,250,001     64,719        1
912810 QA 9     Various                                       25,381,831   27,900,000    203,193        1
912810 QB 7     Various                                       96,242,452  100,652,000    361,396        1
912828 KD 1     JP MORGAN SECURITIES INC                       4,928,215    4,967,000     18,866        1
912828 KH 2     CITIGROUP (Salomon/Smith Barney)               2,049,847    2,050,000      1,470        1
912828 KJ 8     BARCLAYS CAPITAL INC                          99,375,000  100,000,000     33,470        1
912828 KL 3     JP MORGAN SECURITIES INC                       2,586,569    2,590,000                   1
912828 KQ 2     Various                                       11,514,981   12,086,000     39,238        1
912828 KV 1     CITIGROUP (Salomon/Smith Barney)               6,509,706    6,590,000      2,026        1
912828 KW 9     BARCLAYS CAPITAL INC                           3,842,525    3,860,000      5,827        1
                                                             -----------  -----------  ---------
0399999.                                                     280,234,642  287,945,001    730,204        XXX
                                                             -----------  -----------  ---------
BONDS - ALL OTHER GOVERNMENT
D20658 UK 0     MORGAN STANLEY                                25,435,350   23,611,560    428,030        1FE
D20658 WY 8     BNP PARIBAS SECURITIES CORP                    6,983,679    6,582,788    121,105        1FE
465410 BA 5     HIMCO OPERATIONAL TRANSACTION                    140,337      139,000                   1FE
683234 8A 9     RBC DOMINION CAPITAL MARKETS                   6,195,846    6,200,000                   1FE
748148 QX 4     HIMCO OPERATIONAL TRANSACTION                    140,337      139,000                   1FE
                                                             -----------  -----------  ---------
1099999.                                                      38,895,550   36,672,348    549,136        XXX
                                                             -----------  -----------  ---------
BONDS - U.S. SPECIAL REVENUE AND SPECIAL ASSESSMENT
312932 EC 6     BNP PARIBAS SECURITIES CORP                   28,065,625   28,000,000     37,333        1
31282Y DS 5     GOLDMAN SACHS & CO                             1,240,567                  20,929        1
31371K 7E 5     MESIROW FINANCIAL INC                         37,869,930   37,098,967     51,526        1
31371L CD 9     CREDIT SUISSE FIRST BOSTON                       830,852      806,897      1,233        1
31391W 5H 0     CREDIT SUISSE FIRST BOSTON                     1,682,861    1,634,341      2,497        1
31400J PF 0     CREDIT SUISSE FIRST BOSTON                     3,013,915    2,925,688      4,470        1
31400J SJ 9     CREDIT SUISSE FIRST BOSTON                     3,976,391    3,859,989      5,897        1
31401J EZ 7     MESIROW FINANCIAL INC                          6,910,592    6,809,513      9,458        1
31402C PL 0     CREDIT SUISSE FIRST BOSTON                     7,547,913    7,330,295     11,199        1
31402C U6 7     CREDIT SUISSE FIRST BOSTON                     1,145,669    1,112,638      1,700        1
31402E AQ 1     CREDIT SUISSE FIRST BOSTON                    12,124,810   11,769,875     17,982        1
31402K CE 2     CREDIT SUISSE FIRST BOSTON                     2,597,554    2,521,515      3,852        1
31402R AB 5     RBS GREENWICH CAPITAL MARKETS                 26,947,641   26,672,580     44,454        1
31415P 3T 3     RBS GREENWICH CAPITAL MARKETS                 29,678,695   28,946,000     44,223        1
31416B VH 8     CREDIT SUISSE FIRST BOSTON                    17,159,764   16,657,438     25,449        1
31416C HV 1     BANC OF AMERICA SECURITIES LLC                12,584,259   12,324,293     17,117        1
31416R HL 0     BANC OF AMERICA SECURITIES LLC                33,949,170   33,850,000     41,372        1
BHM0BK MV 9     CREDIT SUISSE FIRST BOSTON                    11,167,426   11,362,723    221,809        1
3136FC 5N 2     GOLDMAN SACHS & CO                             1,255,748                  20,880        1
83162C SL 8     Various                                       12,100,000   12,100,000                   1FE
83162C SP 9     Various                                        7,038,000    7,038,000                   1FE
915217 RY 1     JP MORGAN SECURITIES INC                       5,697,487    5,714,000                   1FE
                                                             -----------  -----------  ---------
3199999.                                                     264,584,869  258,534,750    583,380        XXX
                                                             -----------  -----------  ---------
BONDS - INDUSTRIAL AND MISCELLANEOUS
00868P AA 3     MORGAN STANLEY                                 9,870,654   11,106,221    396,239        2FE
013817 AD 3     HIMCO OPERATIONAL TRANSACTION                    140,337      139,000                   2FE
032511 AY 3     UBS SECURITIES INC                             1,770,360    2,000,000     32,608        2FE
032511 BG 1     MORGAN STANLEY                                 9,965,900   10,000,000                   2FE
00184A AC 9     UBS SECURITIES INC                             4,454,013    4,675,000     60,402        2FE
05947U C8 9     SCHEDULED ACQUISITION                                  0            0                   1FE
05523U AG 5     BARCLAYS CAPITAL INC                           2,494,975    2,500,000                   2FE
060505 AG 9     HIMCO OPERATIONAL TRANSACTION                    140,337      139,000                   1FE
06423A AQ 6     HIMCO OPERATIONAL TRANSACTION                    140,337      139,000                   1FE
075887 AV 1     GOLDMAN SACHS & CO                            10,294,336   10,400,000                   1FE


                                      QE04

       1                                    2                                  3          4



     CUSIP                                                                              DATE
IDENTIFICATION                         DESCRIPTION                          FOREIGN   ACQUIRED
--------------  ----------------------------------------------------------  -------  ----------
111021 AD 3     BRITISH TELECOMMUNICATIONS PU 12/15/2010                    F        05/07/2009
07383F BX 5     BSCMS_99-CLF1 05/15/2030                                             06/15/2009
172967 BJ 9     CITIGROUP INC 02/21/2012                                             05/07/2009
20047B AB 4     COMM_04-LB2A IS 03/01/2039                                           04/01/2009
22303Q AH 3     COVIDIEN INTERNATIONAL FINANC 10/15/2037                    R        04/22/2009
22541L AC 7     CREDIT SUISSE FIRST BOSTON (U 01/15/2012                             05/07/2009
22541Q EP 3     CSFB_03-C3 IS 05/01/2038                                             04/01/2009
126659 AA 9     CVS PASS-THROUGH TRUST 07/10/2031                                    06/10/2009
233835 AT 4     DAIMLERCHRYSLER NORTH AMERICA 01/15/2012                             05/07/2009
24702R AH 4     DELL INC 06/15/2012                                                  06/10/2009
25179S AC 4     DEVON FINANCING CORP ULC 09/30/2011                                  05/07/2009
268789 AB 0     E.ON INTERNATIONAL FINANCE B. 04/30/2038                    F        06/23/2009
N2962# AF 0     ENECO HOLDING NV 05/05/2016                                 F        04/09/2009
29268B AC 5     ENEL FIN INTL 09/15/2037                                    F        06/12/2009
26875P AD 3     EOG RESOURCES INC. 06/01/2019                                        06/12/2009
268766 BU 5     EOP OPERATING LP 07/15/2011                                          05/07/2009
302182 AC 4     EXPRESS SCRIPTS INC. 06/15/2012                                      06/04/2009
302182 AD 2     EXPRESS SCRIPTS INC. 06/15/2014                                      06/04/2009
35177P AK 3     FRANCE TELECOM 03/01/2011                                   F        05/07/2009
368710 AC 3     GENENTECH INC 07/15/2035                                             06/11/2009
36962G YY 4     GENERAL ELECTRIC CAPITAL CORP 06/15/2012                             05/07/2009
37362@ AA 0     GEORGIA TRANSMISSION CORP 06/30/2030                                 06/16/2009
38141G BU 7     GOLDMAN SACHS GROUP INC 01/15/2012                                   05/07/2009
441812 JY 1     HSBC FINANCE CORP 05/15/2012                                         05/07/2009
460146 BN 2     INTERNATIONAL PAPER COMPANY 09/01/2011                               05/07/2009
487836 BB 3     KELLOGG COMPANY 05/30/2016                                           05/19/2009
780641 AH 9     KONINKLIJKE KPN NV 10/01/2030                               F        06/11/2009
50075N AT 1     KRAFT FOODS INC 02/01/2038                                           06/11/2009
50075N AH 7     KRAFT FOODS INC. 06/01/2012                                          05/07/2009
500769 DJ 0     KREDITANSTALT FUER WIEDERAUFB 06/17/2019                    F        06/09/2009
589331 AN 7     MERCK AND CO. INC. 06/30/2019                                        06/22/2009
637432 CU 7     NATIONAL RURAL UTIL COOP FIN 03/01/2012                              05/07/2009
654902 AC 9     NOKIA CORP 05/15/2039                                       F        06/03/2009
674599 BX 2     OCCIDENTAL PETROLEUM CORPORAT 06/01/2016                             05/12/2009
BHM0F9 VH 1     ORACLE CORPORATION 07/08/2019                                        06/30/2009
693304 AN 7     PECO ENERGY CO 10/01/2014                                            05/20/2009
709068 C* 9     PENNSYLVANIA POWER CO 06/30/2022                                     06/23/2009
71644E AJ 1     PETRO-CANADA 05/15/2038                                     A        06/09/2009
717081 DB 6     PFIZER INC. 03/15/2019                                               06/19/2009
69351U AM 5     PPL ELECTRIC UTILITIES CORPOR 05/15/2039                             05/19/2009
767201 AD 8     RIO TINTO FINANCE (USA) LIMIT 07/15/2028                    F        05/29/2009
771196 AS 1     ROCHE HOLDINGS INC 03/01/2019                               F        06/18/2009
78632# AA 6     SADLERS BAR-B-QUE SALES 10/23/2014                                   04/23/2009
797440 BK 9     SAN DIEGO GAS AND ELECTRIC CO 06/01/2039                             05/11/2009
816851 AN 9     SEMPRA ENERGY 06/01/2016                                             05/12/2009
85771S AA 4     STATOILHYDRO ASA 04/15/2019                                 F        06/16/2009
87425E AK 9     TALISMAN ENERGY 02/01/2038                                  A        06/02/2009
872456 AA 6     TELECOM ITALIA CAPITAL SA 06/18/2019                        F        06/15/2009
88031V AA 7     TENASKA GATEWAY PARTNERS LTD 12/30/2023                              04/01/2009
881575 AC 8     TESCO PLC 11/15/2037                                        F        06/11/2009
00184A AF 2     TIME WARNER INC 05/01/2012                                           05/07/2009
89352H AB 5     TRANSCANADA PIPELINES LIMITED 03/15/2036                    A        05/28/2009
893830 AT 6     TRANSOCEAN INC 03/15/2038                                            06/18/2009

       1                        5                     6           7            8           9            10
                                                                                        PAID FOR
                                                                                        ACCRUED        NAIC
                                                    NUMBER                              INTEREST   DESIGNATION
     CUSIP                                        SHARES OF                               AND       OR MARKET
IDENTIFICATION        NAME OF VENDOR               OF STOCK  ACTUAL COST   PAR VALUE   DIVIDENDS  INDICATOR (a)
--------------  --------------------------------  ---------  -----------  -----------  ---------  -------------
111021 AD 3     HIMCO OPERATIONAL TRANSACTION                    140,337      139,000                   2FE
07383F BX 5     SCHEDULED ACQUISITION                                  0            0                   1FE
172967 BJ 9     HIMCO OPERATIONAL TRANSACTION                    140,337      139,000                   1FE
20047B AB 4     Various                                          (59,949)  (1,484,872)     8,658        1FE
22303Q AH 3     UBS SECURITIES INC                             3,037,200    3,000,000      6,550        1FE
22541L AC 7     HIMCO OPERATIONAL TRANSACTION                    140,337      139,000                   1FE
22541Q EP 3     Various                                           (4,153)  (2,306,049)     2,110        1FE
126659 AA 9     BARCLAYS CAPITAL INC                          10,000,000   10,000,000                   2FE
233835 AT 4     HIMCO OPERATIONAL TRANSACTION                    140,337      139,000                   2
24702R AH 4     DEUTSCHE BANK SECURITIES INC                     272,814      273,000                   1FE
25179S AC 4     HIMCO OPERATIONAL TRANSACTION                    140,337      139,000                   2FE
268789 AB 0     JP MORGAN SECURITIES INC                      10,014,430    9,360,000     93,993        1FE
N2962# AF 0     BARCLAYS CAPITAL INC                           5,000,000    5,000,000                   1Z
29268B AC 5     JEFFERIES & CO. INC                           12,718,288   12,250,000    211,508        1FE
26875P AD 3     Various                                        9,697,087    9,545,000     20,313        1FE
268766 BU 5     HIMCO OPERATIONAL TRANSACTION                    140,337      139,000                   2FE
302182 AC 4     CREDIT SUISSE FIRST BOSTON                     1,998,440    2,000,000                   2FE
302182 AD 2     CREDIT SUISSE FIRST BOSTON                       796,592      800,000                   2FE
35177P AK 3     HIMCO OPERATIONAL TRANSACTION                    140,337      139,000                   1FE
368710 AC 3     BARCLAYS CAPITAL INC                           1,792,760    2,000,000     44,042        1FE
36962G YY 4     HIMCO OPERATIONAL TRANSACTION                    140,337      139,000                   1FE
37362@ AA 0     BANC OF AMERICA SECURITIES LLC                 7,000,000    7,000,000                   1Z
38141G BU 7     HIMCO OPERATIONAL TRANSACTION                    140,337      139,000                   1FE
441812 JY 1     HIMCO OPERATIONAL TRANSACTION                    140,337      139,000                   1FE
460146 BN 2     HIMCO OPERATIONAL TRANSACTION                    140,337      139,000                   2FE
487836 BB 3     JP MORGAN SECURITIES INC                       7,841,842    7,800,000        766        1FE
780641 AH 9     JP MORGAN SECURITIES INC                       5,088,330    4,500,000     78,516        2FE
50075N AT 1     BANC OF AMERICA SECURITIES LLC                 5,098,138    5,002,000    128,958        2FE
50075N AH 7     HIMCO OPERATIONAL TRANSACTION                    140,337      139,000                   2FE
500769 DJ 0     BARCLAYS CAPITAL INC                           2,610,225    2,618,000                   1
589331 AN 7     BANC OF AMERICA SECURITIES LLC                 3,308,988    3,330,000                   1FE
637432 CU 7     HIMCO OPERATIONAL TRANSACTION                    140,337      139,000                   1FE
654902 AC 9     Various                                       12,531,954   12,355,000     39,787        1FE
674599 BX 2     JP MORGAN SECURITIES INC                       8,475,565    8,536,000                   1FE
BHM0F9 VH 1     BANC OF AMERICA SECURITIES LLC                 3,923,311    3,938,000                   1FE
693304 AN 7     JP MORGAN SECURITIES INC                       3,652,040    3,500,000     29,167        1FE
709068 C* 9     BANC OF AMERICA SECURITIES LLC                 1,600,000    1,600,000                   2Z
71644E AJ 1     BARCLAYS CAPITAL INC                           7,503,920    8,000,000     40,800        2FE
717081 DB 6     GOLDMAN SACHS & CO                               945,393      880,000     13,640        1FE
69351U AM 5     MORGAN STANLEY                                 7,951,840    8,000,000                   1FE
767201 AD 8     BARCLAYS CAPITAL INC                           4,475,000    5,000,000    136,563        2FE
771196 AS 1     Various                                        4,769,326    4,535,000     88,770        1FE
78632# AA 6     SCHEDULED ACQUISITION                              6,972        6,972                   5
797440 BK 9     MORGAN STANLEY                                 7,053,404    7,086,000                   1FE
816851 AN 9     CITIGROUP (Salomon/Smith Barney)               6,984,460    7,000,000                   2FE
85771S AA 4     CREDIT SUISSE FIRST BOSTON                     9,138,240    9,000,000     73,500        1FE
87425E AK 9     BARCLAYS CAPITAL INC                           6,272,918    7,353,000    158,294        2FE
872456 AA 6     GOLDMAN SACHS & CO                             8,500,000    8,500,000                   2FE
88031V AA 7     Various                                          (43,953)     (51,765)                  2FE
881575 AC 8     JP MORGAN SECURITIES INC                       1,943,180    2,000,000     10,592        1FE
00184A AF 2     HIMCO OPERATIONAL TRANSACTION                    140,337      139,000                   2FE
89352H AB 5     JP MORGAN SECURITIES INC                       5,956,007    6,850,000     85,711        1FE
893830 AT 6     BANC OF AMERICA SECURITIES LLC                 4,560,653    4,392,000     81,301        2FE


                                     QE04.1

       1                                    2                                  3          4



     CUSIP                                                                              DATE
IDENTIFICATION                         DESCRIPTION                          FOREIGN   ACQUIRED
--------------  ----------------------------------------------------------  -------  ----------
 902494  AM 5   TYSON FOODS INC 10/01/2011                                           05/07/2009
 92344X  AA 7   VERIZON NEW YORK INC 04/01/2012                                      05/07/2009
 925524  AQ 3   VIACOM INC 05/15/2011                                                05/07/2009
 25468P  BX 3   WALT DISNEY CO 03/01/2012                                            05/07/2009
 026609  AM 9   WYETH 03/15/2011                                                     05/07/2009
 98385X  AM 8   XTO ENERGY INC 08/01/2037                                            06/01/2009
 984851  AC 9   YARA INTERNATIONAL ASA 06/11/2019                           F        06/19/2009
3899999.        Total - Bonds - Industrial & Miscellaneous
8399997.        Total - Bonds - Part 3
8399999.        Total - Bonds
PREFERRED STOCKS - INDUSTRIAL AND MISCELLANEOUS
  78632@ 12 6   SADLERS BAR-B-QUE                                                    06/30/2009
  80909# 12 6   SCITOR HOLDINGS INC JUNIOR                                           04/01/2009
  80909# 11 8   SCITOR HOLDINGS INC SENIOR                                           04/01/2009
8499999.        Total - Preferred Stocks - Industrial & Miscellaneous
8999997.        Total - Preferred Stocks - Part 3
8999999.        Total - Preferred Stocks
COMMON STOCKS - MUTUAL FUNDS
 416645  77 8   HARTFORD TOTAL RETURN BOND-A                                         06/03/2009
9299999.        Total - Common Stocks - Mutual Funds
9799997.        Total - Common Stocks - Part 3
9799999.        Total - Common Stocks
9899999.        Total - Preferred and Common Stocks
9999999.        Total - Bonds, Preferred and Common Stocks

       1                        5                     6           7            8           9            10
                                                                                        PAID FOR
                                                                                        ACCRUED        NAIC
                                                    NUMBER                              INTEREST   DESIGNATION
     CUSIP                                        SHARES OF                               AND       OR MARKET
IDENTIFICATION        NAME OF VENDOR               OF STOCK  ACTUAL COST   PAR VALUE   DIVIDENDS  INDICATOR (a)
--------------  --------------------------------  ---------  -----------  -----------  ---------  -------------
 902494  AM 5   HIMCO OPERATIONAL TRANSACTION                    140,337      139,000                   3FE
 92344X  AA 7   HIMCO OPERATIONAL TRANSACTION                    140,337      139,000                   1FE
 925524  AQ 3   HIMCO OPERATIONAL TRANSACTION                    140,337      139,000                   2FE
 25468P  BX 3   HIMCO OPERATIONAL TRANSACTION                    140,337      139,000                   1FE
 026609  AM 9   HIMCO OPERATIONAL TRANSACTION                    140,337      139,000                   1FE
 98385X  AM 8   JEFFERIES & CO. INC                           13,879,740   14,000,000    322,875        2FE
 984851  AC 9   CANTOR FITZGERALD & CO                         1,513,902    1,465,000      4,166        2FE
                                                             -----------  -----------  ---------
3899999.                                                     249,742,564  248,371,508  2,169,826        XXX
                                                             -----------  -----------  ---------
8399997.                                                     833,457,625  831,523,606  4,032,546        XXX
                                                             -----------  -----------  ---------
8399999.                                                     833,457,625  831,523,606  4,032,546        XXX
                                                             -----------  -----------  ---------
PREFERRED STOCKS - INDUSTRIAL AND MISCELLANEOUS
  78632@ 12 6   HIMCO OPERATIONAL TRANSACTION     6,400.380        6,400                                P5A
  80909# 12 6   HIMCO OPERATIONAL TRANSACTION         2.260        2,255                                P5A
  80909# 11 8   HIMCO OPERATIONAL TRANSACTION         2.260        2,255                                P5A
                                                             -----------  -----------  ---------
8499999.                                                          10,910          XXX          0        XXX
                                                             -----------  -----------  ---------
8999997.                                                          10,910          XXX          0        XXX
                                                             -----------  -----------  ---------
8999999.                                                          10,910          XXX          0        XXX
                                                             -----------  -----------  ---------
COMMON STOCKS - MUTUAL FUNDS
 416645  77 8   DIVIDEND REINVESTMENT               490.341        4,652          XXX
9299999.                                                           4,652          XXX          0        XXX
9799997.                                                           4,652          XXX          0        XXX
9799999.                                                           4,652          XXX          0        XXX
9899999.                                                          15,562          XXX          0        XXX
9999999.                                                     833,473,187          XXX  4,032,546        XXX

(a) For all common stock bearing the NAIC market indicator "U" provide: the number of such issues: 0.


                                     QE04.2

                               SCHEDULE D - PART 4

   Show All Long-Term Bonds and Stock Sold, Redeemed or Otherwise Disposed of
                           During the Current Quarter


      1                      2              3       4                     5                    6           7             8
                                            F
                                            O
                                            R
                                            E
                                            I                                              NUMBER OF
    CUSIP                                   G   DISPOSAL                                   SHARES OF
IDENTIFICATION          DESCRIPTION         N     DATE            NAME OF PURCHASER          STOCK   CONSIDERATION   PAR VALUE
-------------- ---------------------------- -- ---------- -------------------------------- --------- ------------- -------------
BONDS - U.S. GOVERNMENT
36200Q  3L  6  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                               4,634         4,634
36200R  YQ  9  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                               6,790         6,790
36200U  WJ  0  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                  19            19
36200W  CB  5  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              12,002        12,002
36200W  Y9  6  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              13,525        13,525
36200X  JF  7  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                               1,626         1,626
36200X  KN  8  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                               1,231         1,231
36201A  UL  0  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                 659           659
36201C  6E  9  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                               5,575         5,575
36201C  PY  4  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                 319           319
36201F  Q6  7  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                               1,572         1,572
36201F  UH  8  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              54,683        54,683
36201F  UQ  8  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              25,513        25,513
36201F  UR  6  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                 913           913
36201F  X6  9  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                               1,097         1,097
36201H  WX  7  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                               5,360         5,360
36201J  F6  1  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                 259           259
36201J  FD  6  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              70,720        70,720
36201K  KP  0  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                  34            34
36201L  6T  6  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                               2,380         2,380
36201L  6V  1  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                 730           730
36201L  7K  4  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                 211           211
36201M  G8  9  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                               1,327         1,327
36201M  JU  7  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              67,094        67,094
36201M  LH  3  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                               1,976         1,976
36201Q  2F  9  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                               1,288         1,288
36201T  AM  9  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                               3,306         3,306
36203L  CQ  3  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                               1,290         1,290
362060  SE  6  GNMA 30YR                       04/01/2009 MATURED                                              118           118
36208E  BT  9  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                 437           437
36209D  R8  9  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                  66            66
36209N  3L  4  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                  93            93
36209R  VG  5  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                  65            65
36209Y  X4  5  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                 281           281
36211B  T8  7  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                 118           118
36211C  2S  0  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                 451           451
36213D  3C  0  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              22,318        22,318
36213E  AB  2  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                               2,070         2,070
36213E  SK  3  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                               3,544         3,544
36213E  YS  9  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                               1,737         1,737

                                                       CHANGE IN BOOK/ADJUSTED CARRYING VALUE
      1              9           10       ----------------------------------------------------------------        16
                                              11             12            13          14          15
                                                                         CURRENT
                              PRIOR YEAR                                 YEAR'S                   TOTAL         BOOK/
                                 BOOK/    UNREALIZED      CURRENT      OTHER THAN     TOTAL      FOREIGN      ADJUSTED
                               ADJUSTED    VALUATION      YEAR'S       TEMPORARY    CHANGE IN   EXCHANGE     CARRYING
    CUSIP                      CARRYING    INCREASE/  (AMORTIZATION)/  IMPAIRMENT   B./A.C.V.   CHANGE IN     VALUE AT
IDENTIFICATION  ACTUAL COST     VALUE     (DECREASE)     ACCRETION     RECOGNIZED  (11+12-13)   B./A.C.V.   DISPOSAL DATE
-------------- ------------- -----------  ----------  ---------------  ----------  ----------  -----------  -------------
BONDS - U.S. GOVERNMENT
36200Q  3L  6          4,766       5,056                      (422)                      (422)                      4,634
36200R  YQ  9          6,983       7,449                      (660)                      (660)                      6,790
36200U  WJ  0             19          20                        (1)                        (1)                         19
36200W  CB  5         13,232                                (1,230)                    (1,230)                     12,002
36200W  Y9  6         13,910      14,406                      (880)                      (880)                     13,525
36200X  JF  7          1,822                                  (196)                      (196)                      1,626
36200X  KN  8          1,284                                   (53)                       (53)                      1,231
36201A  UL  0            690         726                       (67)                       (67)                        659
36201C  6E  9          6,116                                  (541)                      (541)                      5,575
36201C  PY  4            324         329                       (10)                       (10)                        319
36201F  Q6  7          1,616       1,683                      (111)                      (111)                      1,572
36201F  UH  8         56,238      59,148                    (4,465)                    (4,465)                     54,683
36201F  UQ  8         26,239      27,665                    (2,152)                    (2,152)                     25,513
36201F  UR  6            939         997                       (84)                       (84)                        913
36201F  X6  9          1,113       1,139                       (42)                       (42)                      1,097
36201H  WX  7          5,498       2,029                      (173)                      (173)                      5,360
36201J  F6  1            266         285                       (26)                       (26)                        259
36201J  FD  6         73,825      73,951                    (3,230)                    (3,230)                     70,720
36201K  KP  0             34          36                        (2)                        (2)                         34
36201L  6T  6          2,494       2,746                      (366)                      (366)                      2,380
36201L  6V  1            765         864                      (134)                      (134)                        730
36201L  7K  4            221         244                       (34)                       (34)                        211
36201M  G8  9          1,363       1,448                      (121)                      (121)                      1,327
36201M  JU  7         69,086      74,081                    (6,986)                    (6,986)                     67,094
36201M  LH  3          2,137                                  (162)                      (162)                      1,976
36201Q  2F  9          1,324       1,364                       (76)                       (76)                      1,288
36201T  AM  9          3,400       3,479                      (173)                      (173)                      3,306
36203L  CQ  3          1,317       1,346                       (57)                       (57)                      1,290
362060  SE  6            128         119                        (0)                        (0)                        118
36208E  BT  9            450         499                       (62)                       (62)                        437
36209D  R8  9             67          70                        (5)                        (5)                         66
36209N  3L  4             95          98                        (5)                        (5)                         93
36209R  VG  5             66          67                        (2)                        (2)                         65
36209Y  X4  5            286         290                       (10)                       (10)                        281
36211B  T8  7            120         120                        (2)                        (2)                        118
36211C  2S  0            458         470                       (19)                       (19)                        451
36213D  3C  0         23,034       3,128                      (777)                      (777)                     22,318
36213E  AB  2          2,163       1,222                      (135)                      (135)                      2,070
36213E  SK  3          3,641       1,703                      (137)                      (137)                      3,544
36213E  YS  9          1,885         171                      (159)                      (159)                      1,737


      1            17           18            19           20           21          22
                                                                                   NAIC
                 FOREIGN                                  BOND                    DESIG-
                EXCHANGE     REALIZED        TOTAL      INTEREST/                 NATION
                  GAIN         GAIN          GAIN         STOCK                     OR
                 (LOSS)       (LOSS)        (LOSS)      DIVIDENDS                 MARKET
    CUSIP          ON           ON            ON        RECEIVED     MATURITY   INDICATOR
IDENTIFICATION  DISPOSAL     DISPOSAL      DISPOSAL    DURING YEAR     DATE        (a)
-------------- ----------  ------------  ------------  -----------  ----------  ---------
BONDS - U.S. GO
36200Q  3L  6                                       0          140  02/01/2032  1
36200R  YQ  9                                       0          212  01/01/2032  1
36200U  WJ  0                                       0            1  09/01/2031  1
36200W  CB  5                                       0          192  01/01/2032  1
36200W  Y9  6                                       0          368  08/01/2032  1
36200X  JF  7                                       0           24  12/01/2031  1
36200X  KN  8                                       0           18  01/01/2032  1
36201A  UL  0                                       0           22  07/01/2032  1
36201C  6E  9                                       0           63  03/01/2032  1
36201C  PY  4                                       0           10  01/01/2032  1
36201F  Q6  7                                       0           52  05/01/2032  1
36201F  UH  8                                       0        1,773  04/01/2032  1
36201F  UQ  8                                       0          827  04/01/2032  1
36201F  UR  6                                       0           28  04/01/2032  1
36201F  X6  9                                       0           34  02/01/2032  1
36201H  WX  7                                       0          109  06/01/2032  1
36201J  F6  1                                       0            8  05/01/2032  1
36201J  FD  6                                       0        2,088  04/01/2032  1
36201K  KP  0                                       0            1  04/01/2032  1
36201L  6T  6                                       0           79  07/01/2032  1
36201L  6V  1                                       0           24  07/01/2032  1
36201L  7K  4                                       0            7  08/01/2032  1
36201M  G8  9                                       0           44  06/01/2032  1
36201M  JU  7                                       0        2,177  07/01/2032  1
36201M  LH  3                                       0           29  08/01/2032  1
36201Q  2F  9                                       0           40  08/01/2032  1
36201T  AM  9                                       0          102  08/01/2032  1
36203L  CQ  3                                       0           44  09/01/2023  1
362060  SE  6                                       0            2  04/01/2009  1
36208E  BT  9                                       0           13  05/01/2031  1
36209D  R8  9                                       0            2  09/01/2031  1
36209N  3L  4                                       0            3  07/01/2029  1
36209R  VG  5                                       0            3  08/01/2030  1
36209Y  X4  5                                       0            9  09/01/2031  1
36211B  T8  7                                       0            4  06/01/2029  1
36211C  2S  0                                       0           15  07/01/2029  1
36213D  3C  0                                       0          410  02/01/2032  1
36213E  AB  2                                       0           49  05/01/2032  1
36213E  SK  3                                       0           78  01/01/2032  1
36213E  YS  9                                       0           28  04/01/2032  1


                                      QE05


      1                      2              3       4                     5                    6           7             8
                                            F
                                            O
                                            R
                                            E
                                            I                                              NUMBER OF
    CUSIP                                   G   DISPOSAL                                   SHARES OF
IDENTIFICATION          DESCRIPTION         N     DATE            NAME OF PURCHASER          STOCK   CONSIDERATION   PAR VALUE
-------------- ---------------------------- -- ---------- -------------------------------- --------- ------------- -------------
36213G  AL  5  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                               1,071         1,071
36213G  TY  7  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                 109           109
36213J  LL  7  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                 873           873
36213J  V2  8  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              68,045        68,045
36213N  LL  8  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              32,082        32,082
36213S  KL  8  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                 156           156
36213U  C9  9  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                  77            77
36213X  SB  1  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                               1,915         1,915
36213X  T5  3  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                               1,272         1,272
36213X  T6  1  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                               2,063         2,063
362158  DT  1  GNMA 30YR                       05/01/2009 SCHEDULED REDEMPTION                               6,848         6,848
362161  6H  9  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                 162           162
362162  G9  4  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                 131           131
36217F  6S  3  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                               1,013         1,013
36217V  DA  9  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                 144           144
36218N  NQ  0  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                 408           408
36219L  SM  7  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                 346           346
362052  H4  7  GNMA 30YR 1977-79               04/01/2009 SCHEDULED REDEMPTION                                  16            16
36219L  AC  8  GNMA 30YR 1980-86               06/01/2009 SCHEDULED REDEMPTION                                 277           277
36225B  ND  6  GNMA 30YR PLATINUM              06/01/2009 SCHEDULED REDEMPTION                              40,293        40,293
36225B  PM  4  GNMA 30YR PLATINUM              06/01/2009 SCHEDULED REDEMPTION                             116,006       116,006
36202E  3E  7  GNMA2 30YR                      06/01/2009 SCHEDULED REDEMPTION                              87,711        87,711
36202E  AL  3  GNMA2 30YR                      06/01/2009 SCHEDULED REDEMPTION                             353,821       353,821
912810  QA  9  TREASURY BOND                   06/18/2009 Various                                       75,387,880    88,986,000
912810  QB  7  TREASURY BOND                   06/02/2009 Various                                       22,898,142    24,000,000
912828  HA  1  TREASURY NOTE                   04/07/2009 CITIGROUP (Salomon/Smith Barney)               4,110,052     3,569,000
912828  JH  4  TREASURY NOTE                   06/16/2009 Various                                       40,669,499    39,734,000
912828  JR  2  TREASURY NOTE                   06/12/2009 MORGAN STANLEY                                69,863,281    70,000,000
912828  JW  1  TREASURY NOTE                   04/09/2009 CITIGROUP (Salomon/Smith Barney)               6,045,030     6,132,000
912828  JY  7  TREASURY NOTE                   06/15/2009 BARCLAYS CAPITAL INC                             948,396       951,000
912828  JZ  4  TREASURY NOTE                   04/07/2009 BARCLAYS CAPITAL INC                           3,753,054     3,761,000
912828  KD  1  TREASURY NOTE                   04/01/2009 MIZUHO SECURITIES USA INC                     50,500,000    50,000,000
912828  KF  6  TREASURY NOTE                   06/15/2009 RBS GREENWICH CAPITAL MARKETS                  3,863,112     4,000,000
912828  KH  2  TREASURY NOTE                   06/15/2009 RBS GREENWICH CAPITAL MARKETS                  1,685,058     1,693,000
912828  KJ  8  TREASURY NOTE                   05/29/2009 Various                                      104,696,401   105,205,000
912828  KL  3  TREASURY NOTE                   06/15/2009 BARCLAYS CAPITAL INC                             858,766       864,000
912828  KQ  2  TREASURY NOTE                   06/23/2009 Various                                       10,875,057    11,441,000
0399999.       Total - Bonds - U.S. Government                                                         397,185,998   411,368,270
BONDS - ALL OTHER GOVERNMENT
D20658  UK  0  DEUTSCHLAND (BUNDESREPUBLIC) D. 06/01/2009 Various                                       25,170,183    23,611,560

                                                       CHANGE IN BOOK/ADJUSTED CARRYING VALUE
      1              9           10       ----------------------------------------------------------------        16
                                              11             12            13          14          15
                                                                         CURRENT
                              PRIOR YEAR                                 YEAR'S                   TOTAL         BOOK/
                                 BOOK/    UNREALIZED      CURRENT      OTHER THAN     TOTAL      FOREIGN      ADJUSTED
                               ADJUSTED    VALUATION      YEAR'S       TEMPORARY    CHANGE IN   EXCHANGE     CARRYING
    CUSIP                      CARRYING    INCREASE/  (AMORTIZATION)/  IMPAIRMENT   B./A.C.V.   CHANGE IN     VALUE AT
IDENTIFICATION  ACTUAL COST     VALUE     (DECREASE)     ACCRETION     RECOGNIZED  (11+12-13)   B./A.C.V.   DISPOSAL DATE
-------------- ------------- -----------  ----------  ---------------  ----------  ----------  -----------  -------------
36213G  AL  5          1,092       1,130                       (59)                       (59)                      1,071
36213G  TY  7            112         118                        (8)                        (8)                        109
36213J  LL  7            897         969                       (96)                       (96)                        873
36213J  V2  8         72,428                                (4,383)                    (4,383)                     68,045
36213N  LL  8         32,624      33,459                    (1,377)                    (1,377)                     32,082
36213S  KL  8            159         166                       (10)                       (10)                        156
36213U  C9  9             80          80                        (3)                        (3)                         77
36213X  SB  1          2,050                                  (135)                      (135)                      1,915
36213X  T5  3          1,307       1,367                       (95)                       (95)                      1,272
36213X  T6  1          2,121       2,214                      (151)                      (151)                      2,063
362158  DT  1          7,600       7,543                      (695)                      (695)                      6,848
362161  6H  9            162         162                         0                          0                         162
362162  G9  4            131         131                         0                          0                         131
36217F  6S  3          1,012       1,012                         1                          1                       1,013
36217V  DA  9            144         144                         0                          0                         144
36218N  NQ  0            453         486                       (78)                       (78)                        408
36219L  SM  7            384         397                       (51)                       (51)                        346
362052  H4  7             16          16                                                    0                          16
36219L  AC  8            307         324                       (47)                       (47)                        277
36225B  ND  6         41,489      44,183                    (3,890)                    (3,890)                     40,293
36225B  PM  4        118,659     124,545                    (8,538)                    (8,538)                    116,006
36202E  3E  7         89,492                                (1,782)                    (1,782)                     87,711
36202E  AL  3        363,785     273,446                   (11,732)                   (11,732)                    353,821
912810  QA  9     88,866,353                                   681                        681                  88,867,034
912810  QB  7     22,560,000                                   274                        274                  22,560,274
912828  HA  1      4,000,532   3,996,224                   (11,532)                   (11,532)                  3,984,691
912828  JH  4     40,435,553  40,427,139                   (27,482)                   (27,482)                 40,399,657
912828  JR  2     75,737,786                              (178,446)                  (178,446)                 75,559,340
912828  JW  1      6,048,643                                 3,023                      3,023                   6,051,666
912828  JY  7        948,960                                   324                        324                     949,284
912828  JZ  4      3,723,041                                   720                        720                   3,723,761
912828  KD  1     50,460,938                                (1,131)                    (1,131)                 50,459,807
912828  KF  6      3,999,232                                    36                         36                   3,999,268
912828  KH  2      1,692,873                                     8                          8                   1,692,882
912828  KJ  8    104,555,195                                 1,466                      1,466                 104,556,661
912828  KL  3        862,855                                    73                         73                     862,928
912828  KQ  2     10,905,362                                    76                         76                  10,905,438
0399999.         415,863,245  45,203,704         0        (268,804)           0      (268,804)           0    415,604,961
BONDS - ALL OTHER GOVERNMENT
D20658  UK  0     25,435,350                                                                0                  25,435,350


      1            17           18            19           20           21          22
                                                                                   NAIC
                 FOREIGN                                  BOND                    DESIG-
                EXCHANGE     REALIZED        TOTAL      INTEREST/                 NATION
                  GAIN         GAIN          GAIN         STOCK                     OR
                 (LOSS)       (LOSS)        (LOSS)      DIVIDENDS                 MARKET
    CUSIP          ON           ON            ON        RECEIVED     MATURITY   INDICATOR
IDENTIFICATION  DISPOSAL     DISPOSAL      DISPOSAL    DURING YEAR     DATE        (a)
-------------- ----------  ------------  ------------  -----------  ----------  ---------
36213G  AL  5                                       0           36  02/01/2032  1
36213G  TY  7                                       0            4  11/01/2031  1
36213J  LL  7                                       0           29  05/01/2032  1
36213J  V2  8                                       0          965  04/01/2032  1
36213N  LL  8                                       0          870  12/01/2031  1
36213S  KL  8                                       0            5  08/01/2031  1
36213U  C9  9                                       0            3  11/01/2031  1
36213X  SB  1                                       0           28  04/01/2032  1
36213X  T5  3                                       0           44  05/01/2032  1
36213X  T6  1                                       0           68  05/01/2032  1
362158  DT  1                                       0          283  05/01/2016  1
362161  6H  9                                       0            7  02/01/2017  1
362162  G9  4                                       0            5  01/01/2017  1
36217F  6S  3                                       0           41  02/01/2017  1
36217V  DA  9                                       0            6  03/01/2017  1
36218N  NQ  0                                       0           19  07/01/2019  1
36219L  SM  7                                       0           16  09/01/2018  1
362052  H4  7                                       0            0  05/01/2009  1
36219L  AC  8                                       0           13  09/01/2018  1
36225B  ND  6                                       0        1,228  05/01/2031  1
36225B  PM  4                                       0        3,800  09/01/2031  1
36202E  3E  7                                       0          658  03/01/2039  1
36202E  AL  3                                       0        8,702  09/01/2034  1
912810  QA  9               (13,479,154)  (13,479,154)     908,960  02/15/2039  1
912810  QB  7                   337,868       337,868       48,368  05/15/2039  1
912828  HA  1                   125,360       125,360      109,116  08/15/2017  1
912828  JH  4                   269,842       269,842    1,323,823  08/15/2018  1
912828  JR  2                (5,696,059)   (5,696,059)   1,533,628  11/15/2018  1
912828  JW  1                    (6,636)       (6,636)      26,171  12/31/2013  1
912828  JY  7                      (888)         (888)       3,126  01/31/2011  1
912828  JZ  4                    29,293        29,293       12,182  01/31/2014  1
912828  KD  1                    40,193        40,193      174,724  02/15/2019  1
912828  KF  6                  (136,157)     (136,157)      22,011  02/28/2014  1
912828  KH  2                    (7,823)       (7,823)       3,117  03/31/2011  1
912828  KJ  8                   139,741       139,741       58,463  03/31/2014  1
912828  KL  3                    (4,162)       (4,162)         966  04/30/2011  1
912828  KQ  2                   (30,381)      (30,381)      37,706  05/15/2019  1
0399999.                0   (18,418,962)  (18,418,962)   4,288,317      XXX     XXX
BONDS - ALL OTHER GOVERNMENT
D20658  UK  0    (243,292)      (21,875)     (265,167)     427,043  01/04/2013  1FE


                                     QE05.1


      1                      2              3       4                     5                    6           7             8
                                            F
                                            O
                                            R
                                            E
                                            I                                              NUMBER OF
    CUSIP                                   G   DISPOSAL                                   SHARES OF
IDENTIFICATION          DESCRIPTION         N     DATE            NAME OF PURCHASER          STOCK   CONSIDERATION   PAR VALUE
-------------- ---------------------------- -- ---------- -------------------------------- --------- ------------- -------------
D20658  WY  8  DEUTSCHLAND REP              D. 06/09/2009 BNP PARIBAS SECURITIES                         7,057,851     6,582,788
1099999.       Total - Bonds - All Other Government                                                     32,228,034    30,194,348
BONDS - U.S. SPECIAL REVENUE AND SPECIAL ASSESSMENT
31294K  F3  4  FGOLD 15YR                      06/01/2009 SCHEDULED REDEMPTION                              10,339        10,339
312963  2E  0  FGOLD 15YR                      06/01/2009 SCHEDULED REDEMPTION                              51,649        51,649
312964  LJ  6  FGOLD 15YR                      06/01/2009 SCHEDULED REDEMPTION                              43,224        43,224
312964  P3  7  FGOLD 15YR                      06/01/2009 SCHEDULED REDEMPTION                              32,280        32,280
312964  TZ  2  FGOLD 15YR                      06/01/2009 SCHEDULED REDEMPTION                              35,238        35,238
312965  RD  0  FGOLD 15YR                      06/01/2009 SCHEDULED REDEMPTION                               7,153         7,153
312966  GP  3  FGOLD 15YR                      06/01/2009 SCHEDULED REDEMPTION                              43,291        43,291
312967  T2  8  FGOLD 15YR                      06/01/2009 SCHEDULED REDEMPTION                              26,087        26,087
312967  TX  0  FGOLD 15YR                      06/01/2009 SCHEDULED REDEMPTION                               9,178         9,178
312967  U4  2  FGOLD 15YR                      06/01/2009 SCHEDULED REDEMPTION                              49,827        49,827
312967  WF  5  FGOLD 15YR                      06/01/2009 SCHEDULED REDEMPTION                              30,725        30,725
312967  YK  2  FGOLD 15YR                      06/01/2009 SCHEDULED REDEMPTION                               7,112         7,112
312968  A9  1  FGOLD 15YR                      06/01/2009 SCHEDULED REDEMPTION                              24,362        24,362
312968  BA  7  FGOLD 15YR                      06/01/2009 SCHEDULED REDEMPTION                              15,894        15,894
312968  KE  9  FGOLD 15YR                      06/01/2009 SCHEDULED REDEMPTION                              44,812        44,812
312968  NT  3  FGOLD 15YR                      06/01/2009 SCHEDULED REDEMPTION                              50,169        50,169
31288D  6V  6  FGOLD 30YR                      06/01/2009 SCHEDULED REDEMPTION                               1,566         1,566
31288F  6X  7  FGOLD 30YR                      06/01/2009 SCHEDULED REDEMPTION                              22,134        22,134
31292G  Y5  9  FGOLD 30YR                      06/01/2009 SCHEDULED REDEMPTION                               2,004         2,004
31292H  4H  4  FGOLD 30YR                      06/01/2009 SCHEDULED REDEMPTION                             458,213       458,213
31292H  SQ  8  FGOLD 30YR                      06/01/2009 SCHEDULED REDEMPTION                              24,546        24,546
312932  EC  6  FGOLD 30YR                      06/02/2009 Various                                       27,142,669    28,000,000
31296J  TJ  5  FGOLD 30YR                      06/01/2009 SCHEDULED REDEMPTION                             108,656       108,656
31296K  X7  3  FGOLD 30YR                      06/01/2009 SCHEDULED REDEMPTION                                 292           292
31296M  2N  8  FGOLD 30YR                      06/01/2009 SCHEDULED REDEMPTION                              70,587        70,587
31296N  LJ  4  FGOLD 30YR                      06/01/2009 SCHEDULED REDEMPTION                                 538           538
31296P  TL  6  FGOLD 30YR                      06/01/2009 SCHEDULED REDEMPTION                             364,272       364,272
31296S  AC  0  FGOLD 30YR                      06/01/2009 SCHEDULED REDEMPTION                              20,328        20,328
31296U  EU  1  FGOLD 30YR                      06/01/2009 SCHEDULED REDEMPTION                                 781           781
31296U  H9  5  FGOLD 30YR                      06/01/2009 SCHEDULED REDEMPTION                                 413           413
31296X  TY  1  FGOLD 30YR                      06/01/2009 SCHEDULED REDEMPTION                              33,943        33,943
31297A  3S  1  FGOLD 30YR                      06/01/2009 SCHEDULED REDEMPTION                              73,474        73,474
31297A  3T  9  FGOLD 30YR                      06/01/2009 SCHEDULED REDEMPTION                             137,343       137,343
31297A  5J  9  FGOLD 30YR                      06/01/2009 SCHEDULED REDEMPTION                              18,168        18,168
31297A  5K  6  FGOLD 30YR                      06/01/2009 SCHEDULED REDEMPTION                             106,099       106,099
31297B  AM  4  FGOLD 30YR                      06/01/2009 SCHEDULED REDEMPTION                              55,856        55,856
31297E  J7  2  FGOLD 30YR                      06/01/2009 SCHEDULED REDEMPTION                             116,795       116,795

                                                       CHANGE IN BOOK/ADJUSTED CARRYING VALUE
      1              9           10       ----------------------------------------------------------------        16
                                              11             12            13          14          15
                                                                         CURRENT
                              PRIOR YEAR                                 YEAR'S                   TOTAL         BOOK/
                                 BOOK/    UNREALIZED      CURRENT      OTHER THAN     TOTAL      FOREIGN      ADJUSTED
                               ADJUSTED    VALUATION      YEAR'S       TEMPORARY    CHANGE IN   EXCHANGE     CARRYING
    CUSIP                      CARRYING    INCREASE/  (AMORTIZATION)/  IMPAIRMENT   B./A.C.V.   CHANGE IN     VALUE AT
IDENTIFICATION  ACTUAL COST     VALUE     (DECREASE)     ACCRETION     RECOGNIZED  (11+12-13)   B./A.C.V.   DISPOSAL DATE
-------------- ------------- -----------  ----------  ---------------  ----------  ----------  -----------  -------------
D20658  WY  8      6,983,679                                                                0                   6,983,679
1099999.          32,419,029           0         0               0            0             0            0     32,419,029
BONDS - U.S. SPECIAL REVENUE AND SPECIAL ASSESSMENT
31294K  F3  4         11,286      10,981                      (642)                      (642)                     10,339
312963  2E  0         51,553                                    96                         96                      51,649
312964  LJ  6         43,153                                    71                         71                      43,224
312964  P3  7         32,225                                    55                         55                      32,280
312964  TZ  2         35,178                                    60                         60                      35,238
312965  RD  0          7,136                                    17                         17                       7,153
312966  GP  3         43,215                                    76                         76                      43,291
312967  T2  8         26,039                                    47                         47                      26,087
312967  TX  0          9,162                                    16                         16                       9,178
312967  U4  2         49,750                                    77                         77                      49,827
312967  WF  5         30,671                                    54                         54                      30,725
312967  YK  2          7,100                                    12                         12                       7,112
312968  A9  1         24,328                                    34                         34                      24,362
312968  BA  7         15,867                                    28                         28                      15,894
312968  KE  9         44,735                                    77                         77                      44,812
312968  NT  3         50,085                                    84                         84                      50,169
31288D  6V  6          1,619       1,615                       (48)                       (48)                      1,566
31288F  6X  7         22,878      23,030                      (896)                      (896)                     22,134
31292G  Y5  9          2,040       2,059                       (56)                       (56)                      2,004
31292H  4H  4        451,626     451,842                     6,371                      6,371                     458,213
31292H  SQ  8         25,371      25,560                    (1,013)                    (1,013)                     24,546
312932  EC  6     28,065,625                                (1,976)                    (1,976)                 28,063,648
31296J  TJ  5        109,471     109,545                      (889)                      (889)                    108,656
31296K  X7  3            302         310                       (18)                       (18)                        292
31296M  2N  8         74,111                                (3,524)                    (3,524)                     70,587
31296N  LJ  4            556         564                       (26)                       (26)                        538
31296P  TL  6        366,833     366,968                    (2,696)                    (2,696)                    364,272
31296S  AC  0         21,011      21,132                      (804)                      (804)                     20,328
31296U  EU  1            807         822                       (42)                       (42)                        781
31296U  H9  5            427         432                       (19)                       (19)                        413
31296X  TY  1         35,083      36,681                    (2,738)                    (2,738)                     33,943
31297A  3S  1         70,317      70,532                     2,941                      2,941                      73,474
31297A  3T  9        131,441     130,981                     6,362                      6,362                     137,343
31297A  5J  9         17,388      17,392                       776                        776                      18,168
31297A  5K  6        101,540     101,925                     4,174                      4,174                     106,099
31297B  AM  4         53,456      53,608                     2,248                      2,248                      55,856
31297E  J7  2        121,101     121,705                    (4,910)                    (4,910)                    116,795


      1            17           18            19           20           21          22
                                                                                   NAIC
                 FOREIGN                                  BOND                    DESIG-
                EXCHANGE     REALIZED        TOTAL      INTEREST/                 NATION
                  GAIN         GAIN          GAIN         STOCK                     OR
                 (LOSS)       (LOSS)        (LOSS)      DIVIDENDS                 MARKET
    CUSIP          ON           ON            ON        RECEIVED     MATURITY   INDICATOR
IDENTIFICATION  DISPOSAL     DISPOSAL      DISPOSAL    DURING YEAR     DATE        (a)
-------------- ----------  ------------  ------------  -----------  ----------  ---------
D20658  WY  8      73,573           599        74,172      122,381  01/04/2014  1FE
1099999.         (169,718)      (21,277)     (190,995)     549,424      XXX     XXX
BONDS - U.S. SP
31294K  F3  4                                       0          293  12/01/2016  1
312963  2E  0                                       0          630  01/01/2019  1
312964  LJ  6                                       0          521  02/01/2019  1
312964  P3  7                                       0          383  02/01/2019  1
312964  TZ  2                                       0          387  02/01/2019  1
312965  RD  0                                       0           80  04/01/2019  1
312966  GP  3                                       0          491  04/01/2019  1
312967  T2  8                                       0          244  06/01/2019  1
312967  TX  0                                       0          106  07/01/2019  1
312967  U4  2                                       0          518  06/01/2019  1
312967  WF  5                                       0          331  06/01/2019  1
312967  YK  2                                       0           81  06/01/2019  1
312968  A9  1                                       0          215  06/01/2019  1
312968  BA  7                                       0          177  06/01/2019  1
312968  KE  9                                       0          501  07/01/2019  1
312968  NT  3                                       0          577  07/01/2019  1
31288D  6V  6                                       0           44  10/01/2032  1
31288F  6X  7                                       0          632  03/01/2033  1
31292G  Y5  9                                       0           66  03/01/2029  1
31292H  4H  4                                       0       10,828  12/01/2033  1
31292H  SQ  8                                       0          697  11/01/2032  1
312932  EC  6                  (920,980)     (920,980)     217,473  04/01/2039  1
31296J  TJ  5                                       0        2,586  06/01/2033  1
31296K  X7  3                                       0            8  07/01/2033  1
31296M  2N  8                                       0        1,030  09/01/2033  1
31296N  LJ  4                                       0           15  10/01/2033  1
31296P  TL  6                                       0        9,305  10/01/2033  1
31296S  AC  0                                       0          537  01/01/2034  1
31296U  EU  1                                       0           22  03/01/2034  1
31296U  H9  5                                       0           12  08/01/2034  1
31296X  TY  1                                       0        1,018  05/01/2034  1
31297A  3S  1                                       0        1,606  06/01/2034  1
31297A  3T  9                                       0        2,932  06/01/2034  1
31297A  5J  9                                       0          430  06/01/2034  1
31297A  5K  6                                       0        2,563  06/01/2034  1
31297B  AM  4                                       0        1,384  06/01/2034  1
31297E  J7  2                                       0        3,369  09/01/2034  1


                                     QE05.2


      1                      2              3       4                     5                    6           7             8
                                            F
                                            O
                                            R
                                            E
                                            I                                              NUMBER OF
    CUSIP                                   G   DISPOSAL                                   SHARES OF
IDENTIFICATION          DESCRIPTION         N     DATE            NAME OF PURCHASER          STOCK   CONSIDERATION   PAR VALUE
-------------- ---------------------------- -- ---------- -------------------------------- --------- ------------- -------------
31297E  L8  7  FGOLD 30YR                      06/01/2009 SCHEDULED REDEMPTION                              83,588        83,588
31298E  P7  4  FGOLD 30YR                      06/01/2009 SCHEDULED REDEMPTION                                  19            19
31298F  JL  7  FGOLD 30YR                      06/01/2009 SCHEDULED REDEMPTION                                 142           142
3128KW  BV  4  FGOLD 30YR ALT-A                06/01/2009 SCHEDULED REDEMPTION                              16,388        16,388
3128L0  YL  0  FGOLD 30YR ALT-A                06/01/2009 SCHEDULED REDEMPTION                              11,682        11,682
3128L4  7D  0  FGOLD 30YR ALT-A                06/01/2009 SCHEDULED REDEMPTION                             105,247       105,247
3128L4  G6  5  FGOLD 30YR ALT-A                06/01/2009 SCHEDULED REDEMPTION                               1,011         1,011
31283H  QX  6  FGOLD 30YR GIANT                06/01/2009 SCHEDULED REDEMPTION                              20,476        20,476
31283H  UA  1  FGOLD 30YR GIANT                06/01/2009 SCHEDULED REDEMPTION                              20,020        20,020
31283H  XH  3  FGOLD 30YR GIANT                06/01/2009 SCHEDULED REDEMPTION                               9,248         9,248
31283H  Y5  8  FGOLD 30YR GIANT                06/01/2009 SCHEDULED REDEMPTION                              77,102        77,102
3128M6  ZY  7  FGOLD 30YR GIANT                05/07/2009 Various                                       38,318,448    36,308,029
3128M6  JY  5  FGOLD 30YR GIANT AGENCY
               ALT-A                           06/01/2009 SCHEDULED REDEMPTION                             809,914       809,914
313421  MH  9  FH 1/1 1Y CMT ARM               06/01/2009 SCHEDULED REDEMPTION                               1,479         1,479
3128Q2  CU  5  FH 7/1 1Y CMT ARM               06/01/2009 SCHEDULED REDEMPTION                           1,559,839     1,559,839
3128JM  M8  7  FH 7/1 1Y LIBOR ARM             06/01/2009 SCHEDULED REDEMPTION                             291,357       291,357
3128S4  BJ  5  FHLMC 12M LIBOR ARM             06/01/2009 SCHEDULED REDEMPTION                             881,059       881,059
313401  GR  6  FHLMC 30YR                      06/01/2009 SCHEDULED REDEMPTION                                 121           121
3128NH  2N  2  FHLMC 5/1 1YR LIBOR ARM         06/01/2009 SCHEDULED REDEMPTION                             415,167       415,167
3133TH  A5  6  FHLMC_2104                      06/01/2009 SCHEDULED REDEMPTION                           1,224,200     1,224,200
3133TP  QW  2  FHLMC_2252                      06/01/2009 SCHEDULED REDEMPTION                               9,090         9,090
31339W  A6  3  FHLMC_2426C                     06/01/2009 SCHEDULED REDEMPTION                             279,857       279,857
31339W  NG  7  FHLMC_2439                      06/01/2009 SCHEDULED REDEMPTION                             513,769       513,769
31392R  4A  6  FHLMC_2471                      06/01/2009 SCHEDULED REDEMPTION                             373,632       373,632
31392X  C3  0  FHLMC_2513 IS                   06/30/2009 Various
31395T  V3  5  FHLMC_2976                      06/01/2009 SCHEDULED REDEMPTION                             274,493       274,493
31396H  VX  4  FHLMC_3117                      04/02/2009 RBS GREENWICH CAPITAL MARKETS                 56,079,539    54,077,000
31408X  SR  2  FN 7|1 IY CMT ARM               06/01/2009 SCHEDULED REDEMPTION                             906,059       906,059
31407G  CY  2  FN 5/1 1Y CMT ARM               06/01/2009 SCHEDULED REDEMPTION                             227,925       227,925
31362P  VJ  7  FN 5/12 11TH COFI ARM           06/01/2009 SCHEDULED REDEMPTION                                 193           193
31362J  UN  3  FN 6/12 11TH COFI ARM           06/01/2009 SCHEDULED REDEMPTION                               1,444         1,444
31403C  7J  4  FN 7/1 1Y CMT ARM               06/01/2009 SCHEDULED REDEMPTION                             490,342       490,342
31406X  XD  9  FN 7/1 1Y CMT ARM               06/01/2009 SCHEDULED REDEMPTION                             318,761       318,761
31407B  YA  1  FN 7/1 1Y CMT ARM               06/01/2009 SCHEDULED REDEMPTION                             339,575       339,575
31405C  NR  6  FN 7/1 1Y LIBOR ARM             06/01/2009 SCHEDULED REDEMPTION                             551,244       551,244
31406E  QG  2  FN 7/1 1Y LIBOR ARM             06/01/2009 SCHEDULED REDEMPTION                             901,661       901,661
31406M  3F  1  FN 7/1 1Y LIBOR ARM             06/01/2009 SCHEDULED REDEMPTION                             285,654       285,654
31406N  JF  2  FN 7/1 1Y LIBOR ARM             06/01/2009 SCHEDULED REDEMPTION                             322,487       322,487
31407B  YC  7  FN 7/1 1Y LIBOR ARM             06/01/2009 SCHEDULED REDEMPTION                           1,405,886     1,405,886
31407E  MH  3  FN 7/1 1Y LIBOR ARM             06/01/2009 SCHEDULED REDEMPTION                             979,298       979,298

                                                       CHANGE IN BOOK/ADJUSTED CARRYING VALUE
      1              9           10       ----------------------------------------------------------------        16
                                              11             12            13          14          15
                                                                         CURRENT
                              PRIOR YEAR                                 YEAR'S                   TOTAL         BOOK/
                                 BOOK/    UNREALIZED      CURRENT      OTHER THAN     TOTAL      FOREIGN      ADJUSTED
                               ADJUSTED    VALUATION      YEAR'S       TEMPORARY    CHANGE IN   EXCHANGE     CARRYING
    CUSIP                      CARRYING    INCREASE/  (AMORTIZATION)/  IMPAIRMENT   B./A.C.V.   CHANGE IN     VALUE AT
IDENTIFICATION  ACTUAL COST     VALUE     (DECREASE)     ACCRETION     RECOGNIZED  (11+12-13)   B./A.C.V.   DISPOSAL DATE
-------------- ------------- -----------  ----------  ---------------  ----------  ----------  -----------  -------------
31297E  L8  7         86,671      87,241                       (3,652)                 (3,652)                     83,588
31298E  P7  4             19          19                            0                       0                          19
31298F  JL  7            142         141                            1                       1                         142
3128KW  BV  4         17,023      16,960                         (572)                   (572)                     16,388
3128L0  YL  0         12,135      12,105                         (423)                   (423)                     11,682
3128L4  7D  0        109,326     108,847                       (3,600)                 (3,600)                    105,247
3128L4  G6  5          1,051       1,046                          (35)                    (35)                      1,011
31283H  QX  6         21,164      21,369                         (893)                   (893)                     20,476
31283H  UA  1         20,693      20,884                         (863)                   (863)                     20,020
31283H  XH  3          9,559       9,658                         (409)                   (409)                      9,248
31283H  Y5  8         81,199      81,727                       (4,624)                 (4,624)                     77,102
3128M6  ZY  7     37,306,500  37,288,657                     (116,613)               (116,613)                 37,172,044
3128M6  JY  5
                     818,519     818,325                       (8,410)                 (8,410)                    809,914
313421  MH  9          1,477       1,479                                                    0                       1,479
3128Q2  CU  5      1,573,485   1,571,229                      (11,390)                (11,390)                  1,559,839
3128JM  M8  7        292,086     291,879                         (522)                   (522)                    291,357
3128S4  BJ  5        880,755     586,454                            6                       6                     881,059
313401  GR  6            121         121                            0                       0                         121
3128NH  2N  2        416,046     416,046                         (879)                   (879)                    415,167
3133TH  A5  6      1,250,114                                  (25,915)                (25,915)                  1,224,200
3133TP  QW  2          9,397       9,495                         (405)                   (405)                      9,090
31339W  A6  3        286,988     286,982                       (7,125)                 (7,125)                    279,857
31339W  NG  7        507,267     512,647                         1,122                   1,122                    513,769
31392R  4A  6        385,541     377,214                       (3,582)                 (3,582)                    373,632
31392X  C3  0                                                              11,948     (11,948)
31395T  V3  5        271,404     272,486                        2,007                   2,007                     274,493
31396H  VX  4     49,499,466  50,324,947                       66,392                  66,392                  50,391,339
31408X  SR  2        913,883                                   (7,824)                 (7,824)                    906,059
31407G  CY  2        228,981     228,828                         (903)                   (903)                    227,925
31362P  VJ  7            191         129                           63                      63                         193
31362J  UN  3          1,406       1,415                           28                      28                       1,444
31403C  7J  4        483,887     485,457                        4,885                    4,885                    490,342
31406X  XD  9        320,865     320,863                       (2,103)                 (2,103)                    318,761
31407B  YA  1        342,574     342,064                       (2,488)                 (2,488)                    339,575
31405C  NR  6        554,050     553,886                       (2,642)                 (2,642)                    551,244
31406E  QG  2        910,133     908,505                       (6,844)                 (6,844)                    901,661
31406M  3F  1        286,878     286,716                       (1,062)                 (1,062)                    285,654
31406N  JF  2        323,437                                     (950)                   (950)                    322,487
31407B  YC  7      1,417,254   1,413,532                       (7,647)                 (7,647)                  1,405,886
31407E  MH  3        992,227     988,256                       (8,959)                 (8,959)                    979,298


      1            17           18            19           20           21          22
                                                                                   NAIC
                 FOREIGN                                  BOND                    DESIG-
                EXCHANGE     REALIZED        TOTAL      INTEREST/                 NATION
                  GAIN         GAIN          GAIN         STOCK                     OR
                 (LOSS)       (LOSS)        (LOSS)      DIVIDENDS                 MARKET
    CUSIP          ON           ON            ON        RECEIVED     MATURITY   INDICATOR
IDENTIFICATION  DISPOSAL     DISPOSAL      DISPOSAL    DURING YEAR     DATE        (a)
-------------- ----------  ------------  ------------  -----------  ----------  ---------
31297E  L8  7                                       0        2,222  09/01/2034  1
31298E  P7  4                                       0            1  12/01/2030  1
31298F  JL  7                                       0            5  01/01/2031  1
3128KW  BV  4                                       0          501  09/01/2037  1
3128L0  YL  0                                       0          349  11/01/2037  1
3128L4  7D  0                                       0        3,340  01/01/2038  1
3128L4  G6  5                                       0           31  01/01/2038  1
31283H  QX  6                                       0          577  03/01/2032  1
31283H  UA  1                                       0          562  12/01/2032  1
31283H  XH  3                                       0          272  06/01/2033  1
31283H  Y5  8                                       0        2,387  12/01/2033  1
3128M6  ZY  7                 1,146,404     1,146,404      965,490  11/01/2038  1
3128M6  JY  5
                                                    0       22,518  01/01/2038  1
313421  MH  9                                       0           34  04/01/2017  1
3128Q2  CU  5                                       0       35,931  06/01/2035  1
3128JM  M8  7                                       0        7,350  07/01/2035  1
3128S4  BJ  5                                       0       18,741  03/01/2036  1
313401  GR  6                                       0            6  09/01/2009  1
3128NH  2N  2                                       0       10,258  06/01/2037  1
3133TH  A5  6                                       0       16,296  12/01/2028  1
3133TP  QW  2                                       0          311  09/01/2030  1
31339W  A6  3                                       0        7,917  03/01/2017  1
31339W  NG  7                                       0       14,381  09/01/2030  1
31392R  4A  6                                       0       10,472  02/01/2031  1
31392X  C3  0                                       0               01/01/2032  1
31395T  V3  5                                       0        5,806  01/01/2033  1
31396H  VX  4                 5,688,199     5,688,199      946,347  08/01/2034  1
31408X  SR  2                                       0       12,289  01/01/2036  1
31407G  CY  2                                       0        4,980  05/01/2035  1
31362P  VJ  7                                       0            4  09/01/2018  1
31362J  UN  3                                       0           30  06/01/2028  1
31403C  7J  4                                       0       12,034  12/01/2035  1
31406X  XD  9                                       0        7,845  05/01/2035  1
31407B  YA  1                                       0        7,648  07/01/2035  1
31405C  NR  6                                       0       11,947  06/01/2034  1
31406E  QG  2                                       0       22,077  07/01/2035  1
31406M  3F  1                                       0        5,949  03/01/2035  1
31406N  JF  2                                       0        3,434  04/01/2035  1
31407B  YC  7                                       0       32,865  07/01/2035  1
31407E  MH  3                                       0       23,809  06/01/2035  1


                                     QE05.3


      1                      2              3       4                     5                    6           7             8
                                            F
                                            O
                                            R
                                            E
                                            I                                              NUMBER OF
    CUSIP                                   G   DISPOSAL                                   SHARES OF
IDENTIFICATION          DESCRIPTION         N     DATE            NAME OF PURCHASER          STOCK   CONSIDERATION   PAR VALUE
-------------- ---------------------------- -- ---------- -------------------------------- --------- ------------- -------------
31371K  KS  9  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                               5,682         5,682
31371K  NG  2  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                               1,082         1,082
31371K  QE  4  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                              14,249        14,249
31371K  RD  5  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                               3,663         3,663
31371K  SB  8  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                               2,971         2,971
31371K  WE  7  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                             118,174       118,174
31374T  QF  9  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                               3,253         3,253
31379J  KH  8  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                               5,978         5,978
31379T  W2  6  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                               4,339         4,339
31382H  BS  3  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                              17,549        17,549
31384V  ZR  6  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                               1,871         1,871
31384X  3K  2  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                               8,392         8,392
31386D  UB  4  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                                 368           368
31386F  YK  5  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                               1,291         1,291
31387F  GV  0  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                               2,197         2,197
31388C  3E  8  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                               2,335         2,335
31388C  4X  5  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                               5,190         5,190
31389G  TU  4  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                               1,223         1,223
31389L  D8  9  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                               4,840         4,840
31389N  NB  7  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                               2,240         2,240
31389V  S5  7  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                               4,290         4,290
31389V  SY  4  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                               1,252         1,252
31389X  6A  6  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                                 944           944
31390C  AN  6  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                                 204           204
31390D  HH  0  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                                 498           498
31390H  CA  1  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                               3,189         3,189
31390H  CH  6  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                                 234           234
31390M  HB  3  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                               4,913         4,913
31400S  Z9  3  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                             168,935       168,935
31402U  TY  8  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                             208,832       208,832
31403B  3Y  7  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                             167,796       167,796
31403B  3Z  4  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                             155,358       155,358
313633  UK  3  FNMA 30YR                       04/01/2009 SCHEDULED REDEMPTION                                  45            45
31363C  MM  8  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                  12            12
31371J  L4  4  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                 827           827
31371J  XA  7  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                               1,246         1,246
31371K  HY  0  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              14,348        14,348
31371K  WJ  6  FNMA 30YR                       05/01/2009 Various                                        3,197,525     3,036,303
31371K  XY  2  FNMA 30YR                       05/01/2009 Various                                          859,719       816,320
31371L  CD  9  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              17,353        17,353

                                                       CHANGE IN BOOK/ADJUSTED CARRYING VALUE
      1              9           10       ----------------------------------------------------------------        16
                                              11             12            13          14          15
                                                                         CURRENT
                              PRIOR YEAR                                 YEAR'S                   TOTAL         BOOK/
                                 BOOK/    UNREALIZED      CURRENT      OTHER THAN     TOTAL      FOREIGN      ADJUSTED
                               ADJUSTED    VALUATION      YEAR'S       TEMPORARY    CHANGE IN   EXCHANGE     CARRYING
    CUSIP                      CARRYING    INCREASE/  (AMORTIZATION)/  IMPAIRMENT   B./A.C.V.   CHANGE IN     VALUE AT
IDENTIFICATION  ACTUAL COST     VALUE     (DECREASE)     ACCRETION     RECOGNIZED  (11+12-13)   B./A.C.V.   DISPOSAL DATE
-------------- ------------- -----------  ----------  ---------------  ----------  ----------  -----------  -------------
31371K  KS  9          5,904       5,977                         (296)                   (296)                      5,682
31371K  NG  2          1,130       1,142                          (60)                    (60)                      1,082
31371K  QE  4         14,882      15,001                         (752)                   (752)                     14,249
31371K  RD  5          3,825       3,862                         (199)                   (199)                      3,663
31371K  SB  8          3,103       3,131                         (161)                   (161)                      2,971
31371K  WE  7        118,659     118,593                         (419)                   (419)                    118,174
31374T  QF  9          3,294       3,276                          (23)                    (23)                      3,253
31379J  KH  8          6,061       6,020                          (42)                    (42)                      5,978
31379T  W2  6          4,342       4,342                           (2)                     (2)                      4,339
31382H  BS  3         17,217      17,342                          208                     208                      17,549
31384V  ZR  6          1,929       1,967                          (95)                    (95)                      1,871
31384X  3K  2          8,649       8,828                         (436)                   (436)                      8,392
31386D  UB  4            379         395                          (28)                    (28)                        368
31386F  YK  5          1,318       1,343                          (53)                    (53)                      1,291
31387F  GV  0          2,264       2,291                          (94)                    (94)                      2,197
31388C  3E  8          2,418       2,439                         (104)                   (104)                      2,335
31388C  4X  5          5,373       5,393                         (203)                   (203)                      5,190
31389G  TU  4          1,277       1,290                          (67)                    (67)                      1,223
31389L  D8  9          5,055       5,129                         (290)                   (290)                      4,840
31389N  NB  7          2,339       2,364                         (124)                   (124)                      2,240
31389V  S5  7          4,481       4,505                         (215)                   (215)                      4,290
31389V  SY  4          1,308       1,311                          (59)                    (59)                      1,252
31389X  6A  6            986         994                          (50)                    (50)                        944
31390C  AN  6            213         220                          (16)                    (16)                        204
31390D  HH  0            520         526                          (28)                    (28)                        498
31390H  CA  1          3,331       3,431                         (242)                   (242)                      3,189
31390H  CH  6            244         250                          (17)                    (17)                        234
31390M  HB  3          5,131       5,196                         (284)                   (284)                      4,913
31400S  Z9  3        176,167     176,298                       (7,363)                 (7,363)                    168,935
31402U  TY  8        209,603     102,614                         (694)                   (694)                    208,832
31403B  3Y  7        168,484     168,330                         (534)                   (534)                    167,796
31403B  3Z  4        155,953     105,560                         (513)                   (513)                    155,358
313633  UK  3             50          49                           (3)                     (3)                         45
31363C  MM  8             14          15                           (2)                     (2)                         12
31371J  L4  4            853         936                         (108)                   (108)                        827
31371J  XA  7          1,274       1,335                          (89)                    (89)                      1,246
31371K  HY  0         14,245      14,119                          229                     229                      14,348
31371K  WJ  6      3,103,671   3,183,396                       (6,806)                 (6,806)                  3,176,590
31371K  XY  2        834,177     851,520                       (1,584)                 (1,584)                    849,935
31371L  CD  9         17,869                                     (515)                   (515)                     17,353


      1            17           18            19           20           21          22
                                                                                   NAIC
                 FOREIGN                                  BOND                    DESIG-
                EXCHANGE     REALIZED        TOTAL      INTEREST/                 NATION
                  GAIN         GAIN          GAIN         STOCK                     OR
                 (LOSS)       (LOSS)        (LOSS)      DIVIDENDS                 MARKET
    CUSIP          ON           ON            ON        RECEIVED     MATURITY   INDICATOR
IDENTIFICATION  DISPOSAL     DISPOSAL      DISPOSAL    DURING YEAR     DATE        (a)
-------------- ----------  ------------  ------------  -----------  ----------  ---------
31371K  KS  9                                       0          193  01/01/2017  1
31371K  NG  2                                       0           35  04/01/2017  1
31371K  QE  4                                       0          471  05/01/2017  1
31371K  RD  5                                       0          115  06/01/2017  1
31371K  SB  8                                       0           93  07/01/2017  1
31371K  WE  7                                       0        2,789  12/01/2017  1
31374T  QF  9                                       0           99  04/01/2014  1
31379J  KH  8                                       0          187  05/01/2013  1
31379T  W2  6                                       0          125  05/01/2013  1
31382H  BS  3                                       0          428  04/01/2014  1
31384V  ZR  6                                       0           66  08/01/2015  1
31384X  3K  2                                       0          297  06/01/2015  1
31386D  UB  4                                       0           13  12/01/2015  1
31386F  YK  5                                       0           43  01/01/2016  1
31387F  GV  0                                       0           77  06/01/2016  1
31388C  3E  8                                       0           77  11/01/2016  1
31388C  4X  5                                       0          172  11/01/2016  1
31389G  TU  4                                       0           40  02/01/2017  1
31389L  D8  9                                       0          158  03/01/2017  1
31389N  NB  7                                       0           74  04/01/2017  1
31389V  S5  7                                       0          142  05/01/2017  1
31389V  SY  4                                       0           41  05/01/2017  1
31389X  6A  6                                       0           31  05/01/2017  1
31390C  AN  6                                       0            7  03/01/2017  1
31390D  HH  0                                       0           17  04/01/2017  1
31390H  CA  1                                       0          105  05/01/2017  1
31390H  CH  6                                       0            8  05/01/2017  1
31390M  HB  3                                       0          168  06/01/2017  1
31400S  Z9  3                                       0        4,492  04/01/2018  1
31402U  TY  8                                       0        3,752  09/01/2018  1
31403B  3Y  7                                       0        3,939  09/01/2018  1
31403B  3Z  4                                       0        3,050  09/01/2018  1
313633  UK  3                                       0            1  07/01/2019  1
31363C  MM  8                                       0            1  11/01/2019  1
31371J  L4  4                                       0           32  06/01/2030  1
31371J  XA  7                                       0           43  03/01/2031  1
31371K  HY  0                                       0          446  01/01/2032  1
31371K  WJ  6                    20,936        20,936       80,067  12/01/2032  1
31371K  XY  2                     9,784         9,784       21,531  01/01/2033  1
31371L  CD  9                                       0           72  09/01/2033  1


                                     QE05.4


      1                      2              3       4                     5                    6           7             8
                                            F
                                            O
                                            R
                                            E
                                            I                                              NUMBER OF
    CUSIP                                   G   DISPOSAL                                   SHARES OF
IDENTIFICATION          DESCRIPTION         N     DATE            NAME OF PURCHASER          STOCK   CONSIDERATION   PAR VALUE
-------------- ---------------------------- -- ---------- -------------------------------- --------- ------------- -------------
31371L  DH  9  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                             472,240       472,240
31382S  GP  0  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                             119,998       119,998
31383P  2X  3  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                 258           258
31383R  FV  9  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              49,555        49,555
31383W  X7  1  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                 143           143
31385H  5B  4  FNMA 30YR                       05/01/2009 Various                                        1,913,184     1,817,833
31385J  GG  7  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              24,586        24,586
31385J  P5  1  FNMA 30YR                       05/01/2009 Various                                        1,393,243     1,324,131
31385J  RN  0  FNMA 30YR                       05/01/2009 Various                                        1,795,463     1,705,910
31386E  C4  8  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                               1,412         1,412
31386H  CG  4  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                               1,449         1,449
31386H  MR  9  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                  55            55
31386M  ZB  9  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                               1,963         1,963
31386P  UJ  0  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                 550           550
31386R  KK  4  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                 196           196
31387H  V5  6  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                 528           528
31387T  X2  5  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                 997           997
31387U  V6  5  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                               3,970         3,970
31388M  NB  0  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                 340           340
31388N  Q6  6  FNMA 30YR                       05/01/2009 Various                                        2,514,870     2,387,323
31389C  Q8  5  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              26,885        26,885
31389F  J9  4  FNMA 30YR                       05/01/2009 Various                                        2,676,728     2,536,008
31389T  VH  2  FNMA 30YR                       05/01/2009 Various                                          752,780       714,517
31390H  ST  3  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              11,625        11,625
31390K  CM  8  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              19,658        19,658
31390K  WQ  7  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                               2,533         2,533
31390P  GK  7  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              75,621        75,621
31390Y  PN  2  FNMA 30YR                       05/01/2009 Various                                        2,314,347     2,202,235
31391F  TZ  1  FNMA 30YR                       05/01/2009 Various                                        7,657,441     7,275,667
31391U  C5  2  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              27,513        27,513
31391U  J2  2  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                               2,016         2,016
31391W  5H  0  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              18,204        18,204
31400C  6B  5  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              82,661        82,661
31400F  C6  2  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              53,896        53,896
31400H  YZ  0  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              52,636        52,636
31400J  PF  0  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              71,165        71,165
31400J  RY  7  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                             284,345       284,345
31400J  SJ  9  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                             206,129       206,129
31400K  G3  4  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              21,957        21,957
31400K  GZ  3  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                               8,232         8,232
31400Q  TN  3  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              33,929        33,929

                                                       CHANGE IN BOOK/ADJUSTED CARRYING VALUE
      1              9           10       ----------------------------------------------------------------        16
                                              11             12            13          14          15
                                                                         CURRENT
                              PRIOR YEAR                                 YEAR'S                   TOTAL         BOOK/
                                 BOOK/    UNREALIZED      CURRENT      OTHER THAN     TOTAL      FOREIGN      ADJUSTED
                               ADJUSTED    VALUATION      YEAR'S       TEMPORARY    CHANGE IN   EXCHANGE     CARRYING
    CUSIP                      CARRYING    INCREASE/  (AMORTIZATION)/  IMPAIRMENT   B./A.C.V.   CHANGE IN     VALUE AT
IDENTIFICATION  ACTUAL COST     VALUE     (DECREASE)     ACCRETION     RECOGNIZED  (11+12-13)   B./A.C.V.   DISPOSAL DATE
-------------- ------------- -----------  ----------  ---------------  ----------  ----------  -----------  -------------
31371L  DH  9        475,413     476,139                       (3,899)                 (3,899)                    472,240
31382S  GP  0        124,291     137,340                      (17,342)                (17,342)                    119,998
31383P  2X  3            262         262                           (4)                     (4)                        258
31383R  FV  9         48,518      47,554                        2,001                    2,001                     49,555
31383W  X7  1            140         136                            7                       7                         143
31385H  5B  4      1,872,510   1,885,640                       (3,950)                 (3,950)                  1,881,690
31385J  GG  7         25,454      27,453                       (2,867)                 (2,867)                     24,586
31385J  P5  1      1,363,959   1,373,757                       (3,102)                 (3,102)                  1,370,655
31385J  RN  0      1,757,221   1,771,115                       (3,720)                 (3,720)                  1,767,395
31386E  C4  8          1,452       1,497                          (85)                    (85)                      1,412
31386H  CG  4          1,473       1,531                          (83)                    (83)                      1,449
31386H  MR  9             57          60                           (5)                     (5)                         55
31386M  ZB  9          1,998       2,036                          (73)                    (73)                      1,963
31386P  UJ  0            562         586                          (37)                    (37)                        550
31386R  KK  4            201         210                          (14)                    (14)                        196
31387H  V5  6            537         567                          (39)                    (39)                        528
31387T  X2  5          1,005       1,023                          (26)                    (26)                        997
31387U  V6  5          4,003       4,034                          (64)                    (64)                      3,970
31388M  NB  0            346         360                          (20)                    (20)                        340
31388N  Q6  6      2,459,130   2,460,435                       (2,970)                 (2,970)                  2,457,465
31389C  Q8  5         27,087      27,452                         (567)                   (567)                     26,885
31389F  J9  4      2,612,286   2,625,980                         (327)                   (327)                  2,625,653
31389T  VH  2        736,008     742,491                       (1,066)                 (1,066)                    741,425
31390H  ST  3         11,774      11,900                         (275)                   (275)                     11,625
31390K  CM  8         20,153      21,249                       (1,591)                 (1,591)                     19,658
31390K  WQ  7          2,622       2,743                         (210)                   (210)                      2,533
31390P  GK  7         79,071      85,016                       (9,395)                 (9,395)                     75,621
31390Y  PN  2      2,268,474   2,284,726                       (7,064)                 (7,064)                  2,277,662
31391F  TZ  1      7,528,042   7,527,260                      (14,471)                (14,471)                  7,512,790
31391U  C5  2         28,816      30,941                       (3,427)                 (3,427)                     27,513
31391U  J2  2          2,112       2,235                         (219)                   (219)                      2,016
31391W  5H  0         18,745                                     (540)                   (540)                     18,204
31400C  6B  5         83,217      83,247                         (586)                   (586)                     82,661
31400F  C6  2         54,258      54,419                         (523)                   (523)                     53,896
31400H  YZ  0         52,989      52,959                         (324)                   (324)                     52,636
31400J  PF  0         73,311                                   (2,146)                 (2,146)                     71,165
31400J  RY  7        290,431     290,653                       (6,308)                 (6,308)                    284,345
31400J  SJ  9        212,345                                   (6,216)                 (6,216)                    206,129
31400K  G3  4         22,104      22,140                         (184)                   (184)                     21,957
31400K  GZ  3          8,288       8,304                          (71)                    (71)                      8,232
31400Q  TN  3         34,157      34,218                         (289)                   (289)                     33,929


      1            17           18            19           20           21          22
                                                                                   NAIC
                 FOREIGN                                  BOND                    DESIG-
                EXCHANGE     REALIZED        TOTAL      INTEREST/                 NATION
                  GAIN         GAIN          GAIN         STOCK                     OR
                 (LOSS)       (LOSS)        (LOSS)      DIVIDENDS                 MARKET
    CUSIP          ON           ON            ON        RECEIVED     MATURITY   INDICATOR
IDENTIFICATION  DISPOSAL     DISPOSAL      DISPOSAL    DURING YEAR     DATE        (a)
-------------- ----------  ------------  ------------  -----------  ----------  ---------
31371L  DH  9                                       0       12,426  10/01/2033  1
31382S  GP  0                                       0        3,884  04/01/2029  1
31383P  2X  3                                       0            9  09/01/2029  1
31383R  FV  9                                       0        1,603  08/01/2029  1
31383W  X7  1                                       0            4  11/01/2029  1
31385H  5B  4                    31,494        31,494       47,594  02/01/2032  1
31385J  GG  7                                       0          740  06/01/2032  1
31385J  P5  1                    22,588        22,588       34,766  10/01/2032  1
31385J  RN  0                    28,069        28,069       44,846  11/01/2032  1
31386E  C4  8                                       0           43  04/01/2031  1
31386H  CG  4                                       0           48  12/01/2030  1
31386H  MR  9                                       0            2  01/01/2031  1
31386M  ZB  9                                       0           63  10/01/2030  1
31386P  UJ  0                                       0           20  01/01/2031  1
31386R  KK  4                                       0            7  02/01/2031  1
31387H  V5  6                                       0           17  05/01/2031  1
31387T  X2  5                                       0           33  07/01/2031  1
31387U  V6  5                                       0          130  07/01/2031  1
31388M  NB  0                                       0           10  09/01/2031  1
31388N  Q6  6                    57,405        57,405       63,345  01/01/2032  1
31389C  Q8  5                                       0          845  12/01/2031  1
31389F  J9  4                    51,075        51,075       67,362  01/01/2032  1
31389T  VH  2                    11,356        11,356       18,839  10/01/2032  1
31390H  ST  3                                       0          319  07/01/2033  1
31390K  CM  8                                       0          683  06/01/2032  1
31390K  WQ  7                                       0           78  08/01/2032  1
31390P  GK  7                                       0        2,304  08/01/2032  1
31390Y  PN  2                    36,685        36,685       57,446  09/01/2032  1
31391F  TZ  1                   144,651       144,651      191,084  09/01/2032  1
31391U  C5  2                                       0          751  01/01/2033  1
31391U  J2  2                                       0           62  01/01/2033  1
31391W  5H  0                                       0           76  04/01/2033  1
31400C  6B  5                                       0        2,097  04/01/2033  1
31400F  C6  2                                       0        1,430  03/01/2033  1
31400H  YZ  0                                       0        1,314  03/01/2033  1
31400J  PF  0                                       0          297  05/01/2033  1
31400J  RY  7                                       0        7,297  02/01/2033  1
31400J  SJ  9                                       0          859  02/01/2033  1
31400K  G3  4                                       0          553  03/01/2033  1
31400K  GZ  3                                       0          213  03/01/2033  1
31400Q  TN  3                                       0          875  04/01/2033  1


                                     QE05.5


      1                      2              3       4                     5                    6           7             8
                                            F
                                            O
                                            R
                                            E
                                            I                                              NUMBER OF
    CUSIP                                   G   DISPOSAL                                   SHARES OF
IDENTIFICATION          DESCRIPTION         N     DATE            NAME OF PURCHASER          STOCK   CONSIDERATION   PAR VALUE
-------------- ---------------------------- -- ---------- -------------------------------- --------- ------------- -------------
31400R  MA  6  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              18,459        18,459
31400R  ML  2  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              56,980        56,980
31400R  NT  4  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                 620           620
31400T  B2  2  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                 536           536
31401A  GE  1  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              68,386        68,386
31401B  NS  0  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                             109,082       109,082
31402C  PL  0  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                             140,791       140,791
31402C  U6  7  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              23,268        23,268
31402E  AQ  1  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                             431,619       431,619
31402K  CE  2  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              36,328        36,328
31402Q  LZ  2  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                             171,809       171,809
31402Q  TR  2  FNMA 30YR                       05/01/2009 Various                                        3,162,000     3,004,728
31402X  EP  7  FNMA 30YR                       05/01/2009 Various                                        2,179,010     2,065,667
31402Y  GF  5  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                             135,584       135,584
31403B  CG  6  FNMA 30YR                       05/01/2009 Various                                          157,914       149,899
31403F  JF  2  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              11,596        11,596
31403F  JW  5  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              12,877        12,877
31404M  6Q  6  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              95,092        95,092
31405A  TY  9  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              57,642        57,642
31405A  U9  2  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                             170,954       170,954
31405D  D4  6  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              47,720        47,720
31406A  6Y  3  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                 299           299
31406D  EL  6  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              54,647        54,647
31406D  FK  7  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                             289,616       289,616
31406M  UD  6  FNMA 30YR                       05/01/2009 Various                                        6,106,505     5,798,037
31408E  G5  5  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                             357,120       357,120
31414A  D5  8  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                             102,144       102,144
31414K  6T  2  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              69,864        69,864
31414K  KS  8  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              12,034        12,034
31415P  3T  3  FNMA 30YR                       06/12/2009 Various                                       29,610,089    28,946,000
31416B  VH  8  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                             587,618       587,618
31416R  HL  0  FNMA 30YR                       06/02/2009 Various                                       21,716,117    22,357,260
31414K  6R  6  FNMA 30YR ALT-A                 06/01/2009 SCHEDULED REDEMPTION                             721,019       721,019
31414K  6S  4  FNMA 30YR ALT-A                 06/01/2009 SCHEDULED REDEMPTION                           1,414,216     1,414,216
31377T  VK  9  FNMA 30YR MULTI                 06/01/2009 SCHEDULED REDEMPTION                               7,717         7,717
31377T  VL  7  FNMA 30YR MULTI                 06/01/2009 SCHEDULED REDEMPTION                               9,187         9,187
31377T  WC  6  FNMA 30YR MULTI                 06/01/2009 SCHEDULED REDEMPTION                               6,897         6,897
31377T  WK  8  FNMA 30YR MULTI                 06/01/2009 SCHEDULED REDEMPTION                              16,552        16,552
31371N  JC  0  FNMA 30YR 10/20 INT FIRST       06/09/2009 Various                                        6,843,715     6,693,156
31410G  NB  5  FNMA 30YR 10/20 INT FIRST       06/01/2009 SCHEDULED REDEMPTION                           1,925,321     1,925,321

                                                       CHANGE IN BOOK/ADJUSTED CARRYING VALUE
      1              9           10       ----------------------------------------------------------------        16
                                              11             12            13          14          15
                                                                         CURRENT
                              PRIOR YEAR                                 YEAR'S                   TOTAL         BOOK/
                                 BOOK/    UNREALIZED      CURRENT      OTHER THAN     TOTAL      FOREIGN      ADJUSTED
                               ADJUSTED    VALUATION      YEAR'S       TEMPORARY    CHANGE IN   EXCHANGE     CARRYING
    CUSIP                      CARRYING    INCREASE/  (AMORTIZATION)/  IMPAIRMENT   B./A.C.V.   CHANGE IN     VALUE AT
IDENTIFICATION  ACTUAL COST     VALUE     (DECREASE)     ACCRETION     RECOGNIZED  (11+12-13)   B./A.C.V.   DISPOSAL DATE
-------------- ------------- -----------  ----------  ---------------  ----------  ----------  -----------  -------------
31400R  MA  6         18,583      18,589                      (130)                      (130)                     18,459
31400R  ML  2         57,363      57,418                      (438)                      (438)                     56,980
31400R  NT  4            659         656                       (36)                       (36)                        620
31400T  B2  2            539         540                        (4)                        (4)                        536
31401A  GE  1         68,845      68,902                      (516)                      (516)                     68,386
31401B  NS  0        109,968     110,098                    (1,017)                    (1,017)                    109,082
31402C  PL  0        144,971                                (4,180)                    (4,180)                    140,791
31402C  U6  7         23,959                                  (691)                      (691)                     23,268
31402E  AQ  1        444,635                               (13,016)                   (13,016)                    431,619
31402K  CE  2         37,424                                (1,096)                    (1,096)                     36,328
31402Q  LZ  2        172,963     173,094                    (1,285)                    (1,285)                    171,809
31402Q  TR  2      3,108,955   3,141,143                    (6,508)                    (6,508)                  3,134,634
31402X  EP  7      2,092,779   2,119,948                      (147)                      (147)                  2,119,801
31402Y  GF  5        137,321     137,437                    (1,853)                    (1,853)                    135,584
31403B  CG  6        153,974     158,462                      (241)                      (241)                    158,220
31403F  JF  2         11,690      11,693                       (97)                       (97)                     11,596
31403F  JW  5         12,982      12,978                      (101)                      (101)                     12,877
31404M  6Q  6         93,220      93,132                     1,960                       1,960                     95,092
31405A  TY  9         56,507      56,445                     1,197                       1,197                     57,642
31405A  U9  2        167,589     167,184                     3,771                       3,771                    170,954
31405D  D4  6         46,780      46,686                     1,034                       1,034                     47,720
31406A  6Y  3            303         305                        (5)                        (5)                        299
31406D  EL  6         55,347      55,379                      (733)                      (733)                     54,647
31406D  FK  7        293,326     293,265                    (3,650)                    (3,650)                    289,616
31406M  UD  6      5,999,157   6,031,689                    (7,470)                    (7,470)                  6,024,219
31408E  G5  5        346,879     245,119                    10,041                      10,041                    357,120
31414A  D5  8        107,187     107,144                    (5,000)                    (5,000)                    102,144
31414K  6T  2         70,661                                  (797)                      (797)                     69,864
31414K  KS  8         12,174                                  (140)                      (140)                     12,034
31415P  3T  3     29,678,695                                (1,588)                    (1,588)                 29,677,107
31416B  VH  8        605,338                               (17,720)                   (17,720)                    587,618
31416R  HL  0     22,422,760                                  (852)                      (852)                 22,421,908
31414K  6R  6        748,508     745,452                   (24,433)                   (24,433)                    721,019
31414K  6S  4      1,468,133   1,464,637                   (50,421)                   (50,421)                  1,414,216
31377T  VK  9          8,026       7,986                      (269)                      (269)                      7,717
31377T  VL  7          9,521       9,478                      (291)                      (291)                      9,187
31377T  WC  6          6,937       6,932                       (35)                       (35)                      6,897
31377T  WK  8         17,002      16,943                      (390)                      (390)                     16,552
31371N  JC  0      6,486,716                                 9,892                      9,892                   6,496,608
31410G  NB  5      1,924,720   1,924,753                       568                        568                   1,925,321


      1            17           18            19           20           21          22
                                                                                   NAIC
                 FOREIGN                                  BOND                    DESIG-
                EXCHANGE     REALIZED        TOTAL      INTEREST/                 NATION
                  GAIN         GAIN          GAIN         STOCK                     OR
                 (LOSS)       (LOSS)        (LOSS)      DIVIDENDS                 MARKET
    CUSIP          ON           ON            ON        RECEIVED     MATURITY   INDICATOR
IDENTIFICATION  DISPOSAL     DISPOSAL      DISPOSAL    DURING YEAR     DATE        (a)
-------------- ----------  ------------  ------------  -----------  ----------  ---------
31400R  MA  6                                       0          503  04/01/2033  1
31400R  ML  2                                       0        1,473  03/01/2033  1
31400R  NT  4                                       0           21  02/01/2033  1
31400T  B2  2                                       0           14  05/01/2033  1
31401A  GE  1                                       0        1,803  04/01/2033  1
31401B  NS  0                                       0        2,859  04/01/2033  1
31402C  PL  0                                       0          587  11/01/2033  1
31402C  U6  7                                       0           97  03/01/2034  1
31402E  AQ  1                                       0        1,798  07/01/2033  1
31402K  CE  2                                       0          151  08/01/2033  1
31402Q  LZ  2                                       0        4,609  08/01/2033  1
31402Q  TR  2                    27,366        27,366       79,155  11/01/2034  1
31402X  EP  7                    59,208        59,208       55,285  07/01/2033  1
31402Y  GF  5                                       0        3,535  10/01/2033  1
31403B  CG  6                      (306)         (306)       3,936  11/01/2033  1
31403F  JF  2                                       0          300  10/01/2033  1
31403F  JW  5                                       0          335  10/01/2033  1
31404M  6Q  6                                       0        2,514  06/01/2034  1
31405A  TY  9                                       0        1,553  06/01/2034  1
31405A  U9  2                                       0        4,372  06/01/2034  1
31405D  D4  6                                       0        1,300  07/01/2034  1
31406A  6Y  3                                       0            8  12/01/2034  1
31406D  EL  6                                       0        1,362  12/01/2034  1
31406D  FK  7                                       0        7,584  12/01/2034  1
31406M  UD  6                    82,286        82,286      153,494  01/01/2035  1
31408E  G5  5                                       0        7,578  01/01/2036  1
31414A  D5  8                                       0        3,376  11/01/2037  1
31414K  6T  2                                       0          945  01/01/2038  1
31414K  KS  8                                       0          146  01/01/2038  1
31415P  3T  3                   (67,018)      (67,018)      66,335  04/01/2037  1
31416B  VH  8                                       0        2,448  12/01/2034  1
31416R  HL  0                  (705,791)     (705,791)      99,303  06/01/2039  1
31414K  6R  6                                       0       23,327  01/01/2038  1
31414K  6S  4                                       0       41,875  01/01/2038  1
31377T  VK  9                                       0          209  04/01/2034  1
31377T  VL  7                                       0          249  04/01/2034  1
31377T  WC  6                                       0          175  03/01/2034  1
31377T  WK  8                                       0          438  03/01/2034  1
31371N  JC  0                   347,107       347,107      101,650  08/01/2037  1
31410G  NB  5                                       0       54,244  10/01/2037  1


                                     QE05.6


      1                      2              3       4                     5                    6           7             8
                                            F
                                            O
                                            R
                                            E
                                            I                                              NUMBER OF
    CUSIP                                   G   DISPOSAL                                   SHARES OF
IDENTIFICATION          DESCRIPTION         N     DATE            NAME OF PURCHASER          STOCK   CONSIDERATION   PAR VALUE
-------------- ---------------------------- -- ---------- -------------------------------- --------- ------------- -------------
31411V  MZ  9  FNMA 30YR 10/20 INT FIRST       06/09/2009 Various                                        8,713,179     8,531,551
31411W  NR  4  FNMA 30YR 10/20 INT FIRST       06/09/2009 Various                                        3,820,854     3,740,078
31412A  D6  8  FNMA 30YR 10/20 INT FIRST       06/09/2009 Various                                       10,126,521     9,914,224
31412W  H6  6  FNMA 30YR 10/20 INT FIRST       06/09/2009 Various                                        1,635,867     1,600,779
31359S  J3  5  FNMA_01-19                      06/01/2009 SCHEDULED REDEMPTION                             101,800       101,800
31359S  JT  8  FNMA_01-5                       06/01/2009 SCHEDULED REDEMPTION                              23,754        23,754
31392C  KP  8  FNMA_02-15                      06/25/2009 SCHEDULED REDEMPTION                             145,743       145,743
31392F  P9  2  FNMA_02-82                      06/25/2009 SCHEDULED REDEMPTION                             263,536       263,536
31394A  E2  8  FNMA_04-69                      06/01/2009 SCHEDULED REDEMPTION                             256,677       256,677
31396V  M6  2  FNMA_07-47                      06/18/2009 GOLDMAN SACHS & CO                            26,848,472    26,690,000
31364H  AJ  6  FNSTR_E                         06/01/2009 SCHEDULED REDEMPTION                                 687           687
31364H  AM  9  FNSTR_F                         05/01/2009 Various                                               27            27
83162C  LX  9  SBAP_01-20                      06/01/2009 SCHEDULED REDEMPTION                             212,445       212,445
795485  AA  9  SBM6_86-1                       06/01/2009 SCHEDULED REDEMPTION                                 899           899
31374T  C3  1  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                              20,162        20,162
915217  RY  1  UNIVERSITY VA                   04/17/2009 JP MORGAN SECURITIES INC                       5,908,962     5,714,000
                                                                                                     ------------- -------------
3199999        Total - Bonds - U S
               Special Revenue & Assessment                                                            300,075,671   294,037,164
                                                                                                     ------------- -------------
BONDS - INDUSTRIAL AND MISCELLANEOUS
00432C  AG  6  ACCSS_01                        05/26/2009 SCHEDULED REDEMPTION                              35,906        35,906
004406  AA  2  ACE_06-GP1                      06/25/2009 SCHEDULED REDEMPTION                             190,783       190,783
03062X  AC  0  AMCAR_06-BG                     06/06/2009 SCHEDULED REDEMPTION                             497,411       497,411
86358R  7S  0  ARC_02-BC7                      06/01/2009 DIRECT WITH ISSUER                                             438,098
T0708B  AB  5  ATLANTIA SPA                 D  06/09/2009 BNP PARIBAS SECURITIES CORP                   28,529,194    24,980,047
05947U  C8  9  BACM_05-1                       05/01/2009 SCHEDULED REDEMPTION                                   0             0
05947U  D2  1  BACM_05-1                       06/01/2009 SCHEDULED REDEMPTION                             149,057       149,057
87203R  AA  0  BAE SYSTEMS ASSET TRUST      F  06/15/2009 SCHEDULED REDEMPTION                              59,449        59,449
084664  BG  5  BERKSHIRE HATHAWAY FINANCE
               CORP                            04/29/2009 BROADPOINT CAPITAL INC                         9,501,453     9,158,000
111021  AD  3  BRITISH TELECOMMUNICATIONS
               PUBLIC                       F  04/29/2009 BROADPOINT CAPITAL INC                        13,723,770    13,130,000
07383F  WD  6  BSCMS_03-PWR2                   06/01/2009 SCHEDULED REDEMPTION                             148,567       148,567
07383F  BX  5  BSCMS_99-CLF1                   05/15/2009 SCHEDULED REDEMPTION                                   0             0
12322U  AA  7  BUSHNELL LOAN FUND II_08-1A     04/28/2009 SCHEDULED REDEMPTION                           1,096,002     1,096,002
13055*  AA  5  CALIFORINA PORTLAND CEMENT
               COMPANY                         04/07/2009 MATURED                                          800,000       800,000
141781  AH  7  CARGILL INCORPORATED            04/15/2009 MATURED                                        3,000,000     3,000,000
14984W  AA  8  CBAC_07-1A                      06/01/2009 SCHEDULED REDEMPTION                             272,975       272,975
12489W  GC  2  CBASS_02-CB6                    06/25/2009 SCHEDULED REDEMPTION                             308,077       308,077
161505  EY  4  CCMSC_00-2                      06/01/2009 SCHEDULED REDEMPTION                              16,235        16,235
15131#  AA  4  CENEX HARVEST STATES COOP
               SR U                            06/19/2009 SCHEDULED REDEMPTION                             866,667       866,667
161571  BF  0  CHAIT_06-A3                     05/15/2009 SCHEDULED REDEMPTION                          10,000,000    10,000,000
210805  BD  8  CONTINENTAL AIRLINES PASS
               THROUGH                         04/01/2009 SCHEDULED REDEMPTION                              36,483        36,483
12629R  AA  4  CSAMF-4A                        04/10/2009 SCHEDULED REDEMPTION                             109,369       109,369

                                                       CHANGE IN BOOK/ADJUSTED CARRYING VALUE
      1              9           10       ----------------------------------------------------------------        16
                                              11             12            13          14          15
                                                                         CURRENT
                              PRIOR YEAR                                 YEAR'S                   TOTAL         BOOK/
                                 BOOK/    UNREALIZED      CURRENT      OTHER THAN     TOTAL      FOREIGN      ADJUSTED
                               ADJUSTED    VALUATION      YEAR'S       TEMPORARY    CHANGE IN   EXCHANGE     CARRYING
    CUSIP                      CARRYING    INCREASE/  (AMORTIZATION)/  IMPAIRMENT   B./A.C.V.   CHANGE IN     VALUE AT
IDENTIFICATION  ACTUAL COST     VALUE     (DECREASE)     ACCRETION     RECOGNIZED  (11+12-13)   B./A.C.V.   DISPOSAL DATE
-------------- ------------- -----------  ----------  ---------------  ----------  ----------  -----------  -------------
31411V  MZ  9      8,314,930   8,343,999                    49,038                     49,038                   8,393,037
31411W  NR  4      3,644,530   3,656,140                    34,678                     34,678                   3,690,818
31412A  D6  8      9,664,045   9,694,610                    81,405                     81,405                   9,776,016
31412W  H6  6      1,550,755                                 2,239                      2,239                   1,552,994
31359S  J3  5        106,810     106,695                    (4,896)                    (4,896)                    101,800
31359S  JT  8         24,036      24,031                      (277)                      (277)                     23,754
31392C  KP  8        146,892     145,743                                                    0                     145,743
31392F  P9  2        263,618     263,536                                                    0                     263,536
31394A  E2  8        267,826     271,421                   (14,745)                   (14,745)                    256,677
31396V  M6  2     25,242,902  25,424,698                    23,497                     23,497                  25,448,194
31364H  AJ  6            626         677                        10                         10                         687
31364H  AM  9             29          27                                                    0                          27
83162C  LX  9        211,383     211,529                       917                        917                     212,445
795485  AA  9            884         899                                                    0                         899
31374T  C3  1         20,174      20,173                      (10)                        (10)                     20,162
915217  RY  1      5,697,487                                                                0                   5,697,487
               ------------- -----------  ----------  ---------------  ----------  ----------  -----------  -------------
3199999
                 290,381,230 192,573,356         0        (212,502)        11,948    (224,451)           0    291,509,844
               ------------- -----------  ----------  ---------------  ----------  ----------  -----------  -------------
Bonds - Industr
00432C  AG  6         35,547      35,895                        10                         10                      35,906
004406  AA  2        190,783     190,783                                                    0                     190,783
03062X  AC  0        487,851     494,000                     3,411                      3,411                     497,411
86358R  7S  0         84,674      60,854    19,566          (2,255)                    17,310                       1,554
T0708B  AB  5     24,980,047  27,801,000                                                    0   (2,820,953)    24,980,047
05947U  C8  9              0           0                                                    0                           0
05947U  D2  1        146,768     147,689                     1,367                      1,367                     149,057
87203R  AA  0         61,999      58,383                     1,066                      1,066                      59,449
084664  BG  5
                   9,185,623   9,185,185                    (1,830)                    (1,830)                  9,183,354
111021  AD  3
                  14,201,870  13,436,417                   (49,561)                   (49,561)                 13,386,856
07383F  WD  6        142,266                                 6,302                      6,302                     148,567
07383F  BX  5              0           0                                                    0                           0
12322U  AA  7      1,096,002   1,096,002                                                    0                   1,096,002
13055*  AA  5
                     821,020     801,687                    (1,687)                    (1,687)                    800,000
141781  AH  7      3,255,867   3,013,975                   (13,975)                   (13,975)                  3,000,000
14984W  AA  8        272,884     272,918                        57                         57                     272,975
12489W  GC  2        308,077     308,077                                                    0                     308,077
161505  EY  4         17,500      16,468                      (234)                      (234)                     16,235
15131#  AA  4
                     900,772                               (34,105)                   (34,105)                    866,667
161571  BF  0     10,000,000  10,000,000                                                    0                  10,000,000
210805  BD  8
                      35,749      36,136                       346                        346                      36,483
12629R  AA  4        109,719     109,483                      (114)                      (114)                    109,369


      1            17           18            19           20           21          22
                                                                                   NAIC
                 FOREIGN                                  BOND                    DESIG-
                EXCHANGE     REALIZED        TOTAL      INTEREST/                 NATION
                  GAIN         GAIN          GAIN         STOCK                     OR
                 (LOSS)       (LOSS)        (LOSS)      DIVIDENDS                 MARKET
    CUSIP          ON           ON            ON        RECEIVED     MATURITY   INDICATOR
IDENTIFICATION  DISPOSAL     DISPOSAL      DISPOSAL    DURING YEAR     DATE        (a)
-------------- ----------  ------------  ------------  -----------  ----------  ---------
31411V  MZ  9                   320,143       320,143      241,874  05/01/2037  1
31411W  NR  4                   130,035       130,035      106,402  04/01/2037  1
31412A  D6  8                   350,505       350,505      283,449  05/01/2037  1
31412W  H6  6                    82,873        82,873       23,856  07/01/2037  1
31359S  J3  5                                       0        3,170  05/01/2031  1
31359S  JT  8                                       0          813  03/01/2031  1
31392C  KP  8                                       0          753  04/25/2032  1
31392F  P9  2                                       0        1,166  12/25/2032  1
31394A  E2  8                                       0        7,842  05/01/2033  1
31396V  M6  2                 1,400,277     1,400,277      748,803  05/01/2035  1
31364H  AJ  6                                       0           19  09/01/2010  1
31364H  AM  9                                       0            0  05/01/2009  1
83162C  LX  9                                       0        6,188  12/01/2021  1FE
795485  AA  9                                       0           25  12/01/2011  1FE
31374T  C3  1                                       0          568  09/01/2013  1
915217  RY  1                   211,475       211,475               09/01/2039  1FE
               ----------  ------------  ------------  -----------  ----------  ---------
3199999
                        0     8,565,827     8,565,827    5,322,852      XXX     XXX
               ----------  ------------  ------------  -----------  ----------  ---------
Bonds - Industr
00432C  AG  6                                       0          464  05/25/2034  1FE
004406  AA  2                                       0          518  02/25/2031  1FE
03062X  AC  0                                       0       12,152  10/06/2011  2FE
86358R  7S  0                    (1,554)       (1,554)       2,216  10/25/2032  6FE
T0708B  AB  5   2,955,953       593,194     3,549,146    1,410,981  06/09/2014  1FE
05947U  C8  9                                       0               11/01/2042  1FE
05947U  D2  1                                       0        3,537  11/01/2042  1FE
87203R  AA  0                                       0        1,983  09/15/2013  2FE
084664  BG  5
                                318,099       318,099      330,625  08/15/2013  1FE
111021  AD  3
                                336,914       336,914      426,143  12/15/2010  2FE
07383F  WD  6                                       0        1,451  05/01/2039  1FE
07383F  BX  5                                       0               05/15/2030  1FE
12322U  AA  7                                       0       24,174  10/28/2015  1FE
13055*  AA  5
                                                    0       27,880  04/07/2009  2
141781  AH  7                                       0       94,500  04/15/2009  1FE
14984W  AA  8                                       0        7,778  07/01/2039  1FE
12489W  GC  2                                       0        3,577  01/25/2033  1FE
161505  EY  4                                       0          619  07/01/2032  1FE
15131#  AA  4
                                                    0       29,510  06/19/2013  2
161571  BF  0                                       0       24,733  07/15/2011  1FE
210805  BD  8
                                                    0        1,361  04/01/2015  3FE
12629R  AA  4                                       0        1,885  06/09/2016  1FE


                                     QE05.7

      1                      2              3       4                     5                    6           7             8
                                            F
                                            O
                                            R
                                            E
                                            I                                              NUMBER OF
    CUSIP                                   G   DISPOSAL                                   SHARES OF
IDENTIFICATION          DESCRIPTION         N     DATE            NAME OF PURCHASER          STOCK   CONSIDERATION   PAR VALUE
-------------- ---------------------------- -- ---------- -------------------------------- --------- ------------- -------------
22540A  3E  6  CSFB_01-CK3                     06/01/2009 SCHEDULED REDEMPTION                             146,124       146,124
22540V  N4  0  CSFB_02-HE11                    06/25/2009 SCHEDULED REDEMPTION                              14,322        14,322
22540A  LK  2  CSFB_99-C1                      06/11/2009 SCHEDULED REDEMPTION                           1,212,912     1,212,912
23243N  AF  5  CWL_06-S4                       06/01/2009 SCHEDULED REDEMPTION                             325,465       325,465
126683  AC  5  CWL_06-S5                       06/01/2009 SCHEDULED REDEMPTION                             142,689       142,689
12669R  AB  3  CWL_07-S1                       06/01/2009 SCHEDULED REDEMPTION                             299,073       299,073
12669R  AC  1  CWL_07-S1                       06/01/2009 SCHEDULED REDEMPTION                             299,073       299,073
25179M  AH  6  DEVON ENERGY CORPORATION        04/29/2009 Various                                        5,200,367     5,000,000
25244S  AD  3  DIAGEO FINANCE BV            F  06/18/2009 Various                                        5,161,785     4,950,000
23322B  CM  8  DLJCM_98-CG1                    06/01/2009 SCHEDULED REDEMPTION                             145,526       145,526
294751  BP  6  EQABS_02-5                      06/01/2009 SCHEDULED REDEMPTION                             154,270       154,270
31865Q  AH  4  FARGT_03-2                      04/15/2009 SCHEDULED REDEMPTION                             175,225       175,225
313855  F@  2  FEDERAL SIGNAL CORP             06/15/2009 Various                                        5,221,746     5,221,746
313855  F*  4  FEDERAL SIGNAL CORPORATION      05/30/2009 Various                                          799,247       799,247
G3144#  AB  6  FENNER INTERNATIONAL LTD
               SRNT                         F  06/01/2009 SCHEDULED REDEMPTION                             718,182       718,182
35729P  AK  6  FHLT_02-2                       06/25/2009 SCHEDULED REDEMPTION                             407,218       407,218
35729P  AT  7  FHLT_03-1                       05/26/2009 SCHEDULED REDEMPTION                              20,340        20,340
341081  DX  2  FLORIDA POWER & LIGHT
               COMPANY                         04/01/2009 MATURED                                        2,750,000     2,750,000
337378  AB  9  FUNBC_99-C4                     06/01/2009 SCHEDULED REDEMPTION                             859,275       859,275
36158Y  AB  5  GECMC_00-1                      06/01/2009 SCHEDULED REDEMPTION                              30,495        30,495
37636#  AE  0  GIVAUDAN (US) SR UNSEC NT
               SER E                           04/16/2009 MATURED                                        8,000,000     8,000,000
361849  QE  5  GMACC_01-C1                     06/01/2009 SCHEDULED REDEMPTION                               4,746         4,746
361849  CP  5  GMACC_97-C2                     06/01/2009 SCHEDULED REDEMPTION                              32,029        32,029
38141G  AA  2  GOLDMAN SACHS GROUP INC         05/15/2009 MATURED                                        7,750,000     7,750,000
36228C  SG  9  GSMS_04-C1                      06/01/2009 SCHEDULED REDEMPTION                              94,192        94,192
393505  KD  3  GT_95-9                         06/15/2009 SCHEDULED REDEMPTION                              80,609        80,609
449182  BL  7  HART_05-A                       06/15/2009 SCHEDULED REDEMPTION                             123,970       123,970
449182  BN  3  HART_05-A                       06/15/2009 SCHEDULED REDEMPTION                           1,011,017     1,011,017
22541N  HH  5  HEAT_02-3                       06/25/2009 SCHEDULED REDEMPTION                             167,708       167,708
991099  87  0  HUTCHISON WHAMPOA FIN        D  05/29/2009 MORGAN STANLEY                                51,467,571    43,136,111
449670  BB  3  IMCHE_96-2                      06/01/2009 SCHEDULED REDEMPTION                              34,334        34,334
452558  AR  0  IMPERIAL BANK                   04/01/2009 MATURED                                        5,000,000     5,000,000
G6177#  AA  1  INCHCAPE PLC                 F  05/20/2009 HIMCO OPERATIONAL TRANSACTION                  1,821,429     1,821,429
460146  BN  2  INTERNATIONAL PAPER COMPANY     05/20/2009 TENDER TRANSACTION                               144,560       139,000
464187  AF  0  IRWHE_02-A                      06/01/2009 SCHEDULED REDEMPTION                             161,722       161,722
617059  EU  0  JPMC_98-C6                      06/01/2009 SCHEDULED REDEMPTION                              58,660        58,660
46625M  2L  2  JPMCC_04-CB8                    06/01/2009 SCHEDULED REDEMPTION                              54,407        54,407
46625Y  GL  1  JPMCC_05-LDP1                   06/01/2009 SCHEDULED REDEMPTION                              17,555        17,555
46625Y  TY  9  JPMCC_05-LDP4                   06/01/2009 SCHEDULED REDEMPTION                              47,711        47,711
494368  BC  6  KIMBERLY-CLARK CORPORATION      05/27/2009 GOLDMAN SACHS & CO                             5,727,105     5,342,000

                                                       CHANGE IN BOOK/ADJUSTED CARRYING VALUE
      1              9           10       ----------------------------------------------------------------        16
                                              11             12            13          14          15
                                                                         CURRENT
                              PRIOR YEAR                                 YEAR'S                   TOTAL         BOOK/
                                 BOOK/    UNREALIZED      CURRENT      OTHER THAN     TOTAL      FOREIGN      ADJUSTED
                               ADJUSTED    VALUATION      YEAR'S       TEMPORARY    CHANGE IN   EXCHANGE     CARRYING
    CUSIP                      CARRYING    INCREASE/  (AMORTIZATION)/  IMPAIRMENT   B./A.C.V.   CHANGE IN     VALUE AT
IDENTIFICATION  ACTUAL COST     VALUE     (DECREASE)     ACCRETION     RECOGNIZED  (11+12-13)   B./A.C.V.   DISPOSAL DATE
-------------- ------------- -----------  ----------  ---------------  ----------  ----------  -----------  -------------
22540A  3E  6        159,629     149,467                    (3,343)                    (3,343)                    146,124
22540V  N4  0         14,322      14,322                                                    0                      14,322
22540A  LK  2      1,408,826   1,229,596                   (16,684)                   (16,684)                  1,212,912
23243N  AF  5        325,461     325,463                         2                          2                     325,465
126683  AC  5        142,686     142,687                         2                          2                     142,689
12669R  AB  3        299,070     299,072                         1                          1                     299,073
12669R  AC  1        299,058     299,064                         9                          9                     299,073
25179M  AH  6      4,985,148                                   102                        102                   4,985,249
25244S  AD  3      4,943,466   4,945,744                       430                        430                   4,946,173
23322B  CM  8        161,796     146,086                      (559)                      (559)                    145,526
294751  BP  6        154,270     154,270                                                    0                     154,270
31865Q  AH  4        175,225     175,225                                                    0                     175,225
313855  F@  2      5,224,827   5,223,317                    (1,002)                    (1,002)                  5,222,315
313855  F*  4        795,083     796,277                     1,903                      1,903                     798,180
G3144#  AB  6
                     752,899     737,590                   (19,408)                   (19,408)                    718,182
35729P  AK  6        405,437     403,145                     4,074                      4,074                     407,218
35729P  AT  7         20,324      20,340                                                    0                      20,340
341081  DX  2
                   2,653,098   2,746,142                     3,858                      3,858                   2,750,000
337378  AB  9        966,047     870,920                   (11,645)                   (11,645)                    859,275
36158Y  AB  5         31,406      30,711                      (216)                      (216)                     30,495
37636#  AE  0
                   8,000,000   8,000,000                                                    0                   8,000,000
361849  QE  5          5,237       4,924                      (178)                      (178)                      4,746
361849  CP  5         32,660      32,029                                                    0                      32,029
38141G  AA  2      7,761,090   7,750,668                      (668)                      (668)                  7,750,000
36228C  SG  9         89,452                                 4,740                      4,740                      94,192
393505  KD  3         83,254      80,732                      (123)                      (123)                     80,609
449182  BL  7        123,946     123,967                         2                          2                     123,970
449182  BN  3      1,010,864   1,011,005                        12                         12                   1,011,017
22541N  HH  5        167,708     167,708                                                    0                     167,708
991099  87  0     43,136,111  51,146,890                                                    0   (8,010,779)    43,136,111
449670  BB  3         35,616      35,106                      (773)                      (773)                     34,334
452558  AR  0      5,729,985   5,035,522                   (35,522)                   (35,522)                  5,000,000
G6177#  AA  1      1,821,429   1,821,429                                                    0                   1,821,429
460146  BN  2        140,337                                   (19)                       (19)                    140,318
464187  AF  0        161,677     161,722                                                    0                     161,722
617059  EU  0         64,116      59,216                      (555)                      (555)                     58,660
46625M  2L  2         50,661      51,493                     2,915                      2,915                      54,407
46625Y  GL  1         17,512      17,546                         9                          9                      17,555
46625Y  TY  9         47,948      47,786                       (75)                       (75)                     47,711
494368  BC  6      5,285,695   5,286,581                       277                        277                   5,286,858


      1            17           18            19           20           21          22
                                                                                   NAIC
                 FOREIGN                                  BOND                    DESIG-
                EXCHANGE     REALIZED        TOTAL      INTEREST/                 NATION
                  GAIN         GAIN          GAIN         STOCK                     OR
                 (LOSS)       (LOSS)        (LOSS)      DIVIDENDS                 MARKET
    CUSIP          ON           ON            ON        RECEIVED     MATURITY   INDICATOR
IDENTIFICATION  DISPOSAL     DISPOSAL      DISPOSAL    DURING YEAR     DATE        (a)
-------------- ----------  ------------  ------------  -----------  ----------  ---------
22540A  3E  6                                       0        4,430  06/01/2034  1FE
22540V  N4  0                                       0          119  10/25/2032  1FE
22540A  LK  2                                       0       43,618  09/11/2041  1FE
23243N  AF  5                                       0        8,787  07/01/2034  3FE
126683  AC  5                                       0        3,846  06/01/2035  5FE
12669R  AB  3                                       0        8,042  11/01/2036  4FE
12669R  AC  1                                       0        8,331  11/01/2036  4FE
25179M  AH  6                   215,118       215,118       99,881  01/15/2019  2FE
25244S  AD  3                   215,612       215,612      197,790  04/01/2013  1FE
23322B  CM  8                                       0        4,749  06/01/2031  1FE
294751  BP  6                                       0        4,254  11/01/2032  1FE
31865Q  AH  4                                       0        1,616  09/15/2010  1FE
313855  F@  2                      (569)         (569)     253,246  06/15/2011  4
313855  F*  4                     1,067         1,067       38,429  05/30/2011  4
G3144#  AB  6
                                                    0       26,178  06/01/2012  2
35729P  AK  6                                       0        4,246  10/25/2033  1FE
35729P  AT  7                                       0          311  02/25/2033  3FE
341081  DX  2
                                                    0       80,781  04/01/2009  1FE
337378  AB  9                                       0       31,670  12/01/2031  1FE
36158Y  AB  5                                       0          939  01/01/2033  1FE
37636#  AE  0
                                                    0      166,400  04/16/2009  2
361849  QE  5                                       0          145  04/01/2034  1FE
361849  CP  5                                       0        1,154  04/01/2029  1FE
38141G  AA  2                                       0      257,688  05/15/2009  1FE
36228C  SG  9                                       0          708  10/01/2028  1FE
393505  KD  3                                       0        2,785  01/15/2026  1FE
449182  BL  7                                       0        2,446  02/15/2012  1FE
449182  BN  3                                       0       20,645  02/15/2012  1FE
22541N  HH  5                                       0        1,448  02/25/2033  3FE
991099  87  0   7,575,122       756,339     8,331,460    2,612,047  07/08/2013  1FE
449670  BB  3                                       0        1,327  07/01/2026  1FE
452558  AR  0                                       0      212,500  04/01/2009  1FE
G6177#  AA  1                                       0       53,195  05/23/2017  2
460146  BN  2                     4,242         4,242        2,059  09/01/2011  2FE
464187  AF  0                                       0        5,413  05/01/2032  1FE
617059  EU  0                                       0        1,593  01/01/2030  1FE
46625M  2L  2                                       0        1,003  01/01/2039  1FE
46625Y  GL  1                                       0          380  03/01/2046  1FE
46625Y  TY  9                                       0        1,119  10/01/2042  1FE
494368  BC  6                   440,247       440,247      294,923  08/01/2037  1FE


                                     QE05.8


      1                      2              3       4                     5                    6           7             8
                                            F
                                            O
                                            R
                                            E
                                            I                                              NUMBER OF
    CUSIP                                   G   DISPOSAL                                   SHARES OF
IDENTIFICATION          DESCRIPTION         N     DATE            NAME OF PURCHASER          STOCK   CONSIDERATION   PAR VALUE
-------------- ---------------------------- -- ---------- -------------------------------- --------- ------------- -------------
49725V  AA  0  KIOWA POWER PARTNERS LLC
               SER A                           06/30/2009 SCHEDULED REDEMPTION                             194,242       194,242
493268  BB  1  KSLT_01-A                       06/29/2009 SCHEDULED REDEMPTION                              92,962        92,962
493268  BG  0  KSLT_02-A                       05/27/2009 SCHEDULED REDEMPTION                             163,529       163,529
501773  CS  2  LBCMT_99-C1                     05/01/2009 SCHEDULED REDEMPTION                             722,107       722,107
86359D  UE  5  LBSBC_05-2A                     06/01/2009 SCHEDULED REDEMPTION                              33,621        33,621
52520V  AB  9  LBSBC_06-2A                     05/01/2009 SCHEDULED REDEMPTION                             129,201       129,201
52108H  LG  7  LBUBS_02-C4                     06/11/2009 SCHEDULED REDEMPTION                              79,375        79,375
53117C  AG  7  LIBERTY PROP TR                 05/13/2009 CREDIT SUISSE FIRST BOSTON                     1,757,500     1,900,000
52521R  CN  9  LMT_07-5                        06/01/2009 SCHEDULED REDEMPTION                           1,253,769     1,253,769
52524P  AN  2  LXS_07-6                        06/01/2009 SCHEDULED REDEMPTION                             588,362       588,362
61744A  AK  6  MORGAN STANLEY TRACERS          05/07/2009 HIMCO OPERATIONAL TRANSACTION                  3,368,098     3,336,000
61746R  AG  6  MSAC_02-NC6                     06/25/2009 SCHEDULED REDEMPTION                             227,926       227,926
617451  CM  9  MSC_06-T21                      06/01/2009 SCHEDULED REDEMPTION                              69,107        69,107
61745M  NR  0  MSC_99-LIFE                     06/01/2009 SCHEDULED REDEMPTION                           4,085,357     4,085,357
61746W  GB  0  MSDWC_01-TOP1                   06/01/2009 SCHEDULED REDEMPTION                              28,929        28,929
61746W  HF  0  MSDWC_01-TOP3                   06/01/2009 SCHEDULED REDEMPTION                              66,107        66,107
61746W  WT  3  MSDWC_02-IQ3                    06/01/2009 SCHEDULED REDEMPTION                             114,602       114,602
674135  DM  7  OAK_98-B                        06/01/2009 SCHEDULED REDEMPTION                              32,058        32,058
674599  BX  2  OCCIDENTAL PETROLEUM
               CORPORATION                     05/14/2009 RBC DOMINION CAPITAL MARKETS                   1,869,644     1,884,000
68389X  AC  9  ORACLE CORPORATION              04/21/2009 Various                                        6,759,994     6,300,000
68389X  AE  5  ORACLE CORPORATION              05/04/2009 Various                                        5,502,355     5,325,000
694308  GJ  0  PACIFIC GAS & ELECTRIC CO       06/23/2009 DEUTSCHE BANK SECURITIES INC                  10,210,600    10,000,000
708696  BL  2  PENNSYLVANIA ELECTRIC
               COMPANY                         04/01/2009 MATURED                                        1,000,000     1,000,000
500472  AA  3  PHILIPS ELECTRONICS          F  06/17/2009 BARCLAYS CAPITAL INC                           6,909,429     6,844,000
500472  AC  9  PHILIPS ELECTRONICS          F  06/12/2009 BARCLAYS CAPITAL INC                           9,475,130     9,582,000
74438W  AB  2  PMCF_01-ROCK                    06/01/2009 SCHEDULED REDEMPTION                              81,322        81,322
69348H  BK  3  PNCMA_00-C1                     06/01/2009 SCHEDULED REDEMPTION                             365,270       365,270
73664#  AA  8  PORTLAND NATURAL GAS
               TRANSMISSION                    06/30/2009 SCHEDULED REDEMPTION                              70,364        70,364
74160M  DK  5  PRIME_04-CL1                    06/01/2009 SCHEDULED REDEMPTION                             123,936       123,936
74435S  AC  2  PRUDENTIAL PROPERTY INVT        04/01/2009 MATURED                                        5,000,000     5,000,000
75970J  AX  4  RAMC_07-1                       06/01/2009 SCHEDULED REDEMPTION                             634,270       634,270
760985  FA  4  RAMP_01-RS3                     06/01/2009 SCHEDULED REDEMPTION                             165,252       165,252
760985  GQ  8  RAMP_02-RS1                     04/01/2009 SCHEDULED REDEMPTION                               9,868         9,868
86359A  PY  3  SASC_03-BC2                     06/25/2009 Various                                          606,354       606,354
805564  GS  4  SAST_00-3                       06/01/2009 SCHEDULED REDEMPTION                              45,000        45,000
83162C  PV  9  SBAP_05-20J                     04/01/2009 SCHEDULED REDEMPTION                             218,673       218,673
83162C  QS  5  SBAP_06-20L                     04/03/2009 CREDIT SUISSE FIRST BOSTON                     5,626,394     5,397,020
79548C  BH  8  SBM7_01-C1                      06/01/2009 SCHEDULED REDEMPTION                             217,246       217,246
79549A  JJ  9  SBM7_01-C2                      06/01/2009 SCHEDULED REDEMPTION                              32,737        32,737
806605  AE  1  SCHERING-PLOUGH CORPORATION     06/12/2009 BANC OF AMERICA SECURITIES LLC                 2,663,175     2,500,000

                                                       CHANGE IN BOOK/ADJUSTED CARRYING VALUE
      1              9           10       ----------------------------------------------------------------        16
                                              11             12            13          14          15
                                                                         CURRENT
                              PRIOR YEAR                                 YEAR'S                   TOTAL         BOOK/
                                 BOOK/    UNREALIZED      CURRENT      OTHER THAN     TOTAL      FOREIGN      ADJUSTED
                               ADJUSTED    VALUATION      YEAR'S       TEMPORARY    CHANGE IN   EXCHANGE     CARRYING
    CUSIP                      CARRYING    INCREASE/  (AMORTIZATION)/  IMPAIRMENT   B./A.C.V.   CHANGE IN     VALUE AT
IDENTIFICATION  ACTUAL COST     VALUE     (DECREASE)     ACCRETION     RECOGNIZED  (11+12-13)   B./A.C.V.   DISPOSAL DATE
-------------- ------------- -----------  ----------  ---------------  ----------  ----------  -----------  -------------
49725V  AA  0
                     194,242     194,242                                                   0                      194,242
493268  BB  1         91,724      92,796                       166                       166                       92,962
493268  BG  0        163,529     163,529                                                   0                      163,529
501773  CS  2        743,912     722,689                      (581)                     (581)                     722,107
86359D  UE  5         33,617      33,618                         4                         4                       33,621
52520V  AB  9        129,195     129,195                         5                         5                      129,201
52108H  LG  7         79,770      79,493                      (118)                     (118)                      79,375
53117C  AG  7      2,028,957   1,957,757                    (5,563)                   (5,563)                   1,952,194
52521R  CN  9      1,266,580     791,621                   462,149                   462,149                    1,253,769
52524P  AN  2        595,900     593,946                    (5,584)                   (5,584)                     588,362
61744A  AK  6      3,436,480   3,371,781                    (3,683)                   (3,683)                   3,368,098
61746R  AG  6        225,065     227,398                       528                       528                      227,926
617451  CM  9         69,278      69,170                       (63)                      (63)                      69,107
61745M  NR  0      4,685,852   4,125,681                   (40,324)                  (40,324)                   4,085,357
61746W  GB  0         29,307      29,306                      (377)                     (377)                      28,929
61746W  HF  0         69,274      33,768                    (1,425)                   (1,425)                      66,107
61746W  WT  3        115,210     112,391                      (219)                     (219)                     114,602
674135  DM  7         32,044      32,058                                                   0                       32,058
674599  BX  2
                   1,870,661                                    18                        18                    1,870,679
68389X  AC  9      6,279,854   2,990,493                       299                       299                    6,280,546
68389X  AE  5      5,318,460   5,318,516                        24                        24                    5,318,541
694308  GJ  0      9,852,000   9,855,435                       999                       999                    9,856,434
708696  BL  2
                     900,440     995,812                     4,188                     4,188                    1,000,000
500472  AA  3      6,791,301   6,798,984                     4,662                     4,662                    6,803,646
500472  AC  9      9,421,981   9,423,308                       756                       756                    9,424,064
74438W  AB  2         82,986      81,885                      (563)                     (563)                      81,322
69348H  BK  3        417,593     372,816                    (7,545)                   (7,545)                     365,270
73664#  AA  8
                      70,364      70,364                                                   0                       70,364
74160M  DK  5        127,194     126,908                    (2,973)                   (2,973)                     123,936
74435S  AC  2      5,381,480   5,018,351                   (18,351)                  (18,351)                   5,000,000
75970J  AX  4        634,263     634,268                         2                         2                      634,270
760985  FA  4        173,282     170,211                    (4,959)                   (4,959)                     165,252
760985  GQ  8          9,623       9,690                       178                       178                        9,868
86359A  PY  3        591,763   1,711,540                     1,712                     1,712                      606,354
805564  GS  4         48,399      43,033                      (319)                     (319)                      45,000
83162C  PV  9        209,500                                 9,173                     9,173                      218,673
83162C  QS  5      5,397,020   5,397,020                                                   0                    5,397,020
79548C  BH  8        225,179     219,991                    (2,744)                   (2,744)                     217,246
79549A  JJ  9         35,861      33,692                      (955)                     (955)                      32,737
806605  AE  1      2,490,775   2,494,842                       426                       426                    2,495,269


      1             17           18            19           20           21          22
                                                                                    NAIC
                  FOREIGN                                  BOND                    DESIG-
                 EXCHANGE     REALIZED        TOTAL      INTEREST/                 NATION
                   GAIN         GAIN          GAIN         STOCK                     OR
                  (LOSS)       (LOSS)        (LOSS)      DIVIDENDS                 MARKET
    CUSIP           ON           ON            ON        RECEIVED     MATURITY   INDICATOR
IDENTIFICATION   DISPOSAL     DISPOSAL      DISPOSAL    DURING YEAR     DATE        (a)
--------------  ----------  ------------  ------------  -----------  ----------  ---------
49725V  AA  0
                                                    0         4,673  12/30/2013  2FE
493268  BB  1                                       0           890  06/29/2037  1FE
493268  BG  0                                       0         1,988  11/30/2032  1FE
501773  CS  2                                       0         6,681  06/01/2031  1FE
86359D  UE  5                                       0           928  09/01/2030  1FE
52520V  AB  9                                       0         3,631  09/01/2036  1FE
52108H  LG  7                                       0         1,530  09/11/2026  1FE
53117C  AG  7                  (194,694)     (194,694)       91,853  08/15/2012  2FE
52521R  CN  9                                       0        39,315  06/01/2037  2FE
52524P  AN  2                                       0        18,281  05/01/2037  1FE
61744A  AK  6                                       0        74,588  06/15/2012  2FE
61746R  AG  6                                       0         2,117  11/25/2032  1FE
617451  CM  9                                       0         1,611  10/01/2052  1FE
61745M  NR  0                                       0       133,087  04/01/2033  1FE
61746W  GB  0                                       0           912  02/01/2033  1FE
61746W  HF  0                                       0         1,471  07/01/2033  1FE
61746W  WT  3                                       0         2,470  09/01/2037  1FE
674135  DM  7                                       0           965  03/01/2017  1FE
674599  BX  2
                                 (1,035)       (1,035)          864  06/01/2016  1FE
68389X  AC  9                   479,448       479,448       189,488  04/15/2018  1FE
68389X  AE  5                   183,815       183,815       188,412  04/15/2038  1FE
694308  GJ  0                   354,166       354,166       475,278  03/01/2037  1FE
708696  BL  2
                                                    0        30,625  04/01/2009  2FE
500472  AA  3                   105,783       105,783       247,073  03/11/2013  1FE
500472  AC  9                    51,066        51,066       491,543  03/11/2038  1FE
74438W  AB  2                                       0         2,544  05/01/2034  1FE
69348H  BK  3                                       0        12,910  02/01/2010  1FE
73664#  AA  8
                                                    0         2,076  12/31/2018  2
74160M  DK  5                                       0         3,459  02/01/2034  1FE
74435S  AC  2                                       0       165,625  04/01/2009  1FE
75970J  AX  4                                       0        16,538  04/01/2037  1FE
760985  FA  4                                       0         3,993  10/01/2031  3FE
760985  GQ  8                                       0           243  01/01/2032  1FE
86359A  PY  3                                       0           129  02/25/2033  1FE
805564  GS  4                                       0         1,767  12/01/2030  1FE
83162C  PV  9                                       0         5,631  10/01/2025  1FE
83162C  QS  5                   229,373       229,373        97,482  12/01/2026  1FE
79548C  BH  8                                       0         6,817  12/01/2035  1FE
79549A  JJ  9                                       0         1,007  10/01/2011  1FE
806605  AE  1                   167,906       167,906        75,542  12/01/2013  2FE


                                     QE05.9


      1                      2              3       4                     5                    6           7             8
                                            F
                                            O
                                            R
                                            E
                                            I                                              NUMBER OF
    CUSIP                                   G   DISPOSAL                                   SHARES OF
IDENTIFICATION          DESCRIPTION         N     DATE            NAME OF PURCHASER          STOCK   CONSIDERATION   PAR VALUE
-------------- ---------------------------- -- ---------- -------------------------------- --------- ------------- -------------
80281W  AD  3  SDART_07-3                      06/15/2009 SCHEDULED REDEMPTION                           3,411,379     3,411,379
84860R  AA  1  SPMF_06-1A                      06/01/2009 SCHEDULED REDEMPTION                              52,051        52,051
85458#  AA  2  STANLEY ACCOUNT VALUE
               PLAN TRUST                      06/30/2009 SCHEDULED REDEMPTION                              14,616        14,616
866348  AA  3  SUMM_02-1                       06/12/2009 SCHEDULED REDEMPTION                             234,363       234,363
878742  AE  5  TECK COMINCO LIMITED         A  06/04/2009 Various                                        4,313,400     7,170,000
88031V  AA  7  TENASKA GATEWAY PARTNERS LTD    06/30/2009 SCHEDULED REDEMPTION                              51,765        51,765
881575  AC  8  TESCO PLC                    F  06/12/2009 JP MORGAN SECURITIES INC                       2,908,650     3,000,000
913903  AN  0  UNIVERSAL HEALTH SERVICES
               INC                             06/16/2009 ALADDIN CAPITAL                                9,972,616    10,000,000
924172  D@  5  VERMONT TRANSCO LLC SERIES L
               FMB                             04/01/2009 SCHEDULED REDEMPTION                              12,234        12,234
863572  L9  2  WAMU_00-1                       06/25/2009 SCHEDULED REDEMPTION                              41,685        41,685
94106L  AE  9  WASTE MANAGEMENT INC            05/15/2009 MATURED                                       10,050,000    10,050,000
929766  BJ  1  WBCMT_02-C2                     06/01/2009 SCHEDULED REDEMPTION                              82,160        82,160
929766  B8  5  WBCMT_05-C17                    06/01/2009 SCHEDULED REDEMPTION                             139,866       139,866
92976B  FP  2  WBCMT_06-C24                    06/01/2009 SCHEDULED REDEMPTION                              43,836        43,836
94985F  AA  6  WFALT_07-PA2                    06/01/2009 SCHEDULED REDEMPTION                             660,833       660,833
949837  AA  6  WFMBS_07-10                     06/01/2009 SCHEDULED REDEMPTION                           1,036,827     1,036,827
                                                                                                     ------------- -------------
3899999.       Total - Bonds - Industrial &
               Miscellaneous                                                                           278,844,197   267,562,686
                                                                                                     ------------- -------------
BONDS - CREDIT TENANT LOANS
93114C  AA  9  LEHMAN C P INC WAL-MART
               LEASE-BK                        06/10/2009 SCHEDULED REDEMPTION                             180,013       180,013
                                                                                                     ------------- -------------
4199999.       Total - Bonds - Credit
               Tenant Loans                                                                                180,013       180,013
                                                                                                     ------------- -------------
BONDS - HYBRID SECURITIES
055967  AA  1  BOI CAPITAL FUNDING NO 2 LP     06/22/2009 TENDER TRANSACTION                             2,834,400     7,086,000
49326Y  AA  7  KEYCORP CAPITAL II              06/15/2009 GOLDMAN SACHS & CO                               400,000       500,000
                                                                                                     ------------- -------------
4899999.       Total - Bonds - Hybrid
               Securities                                                                                3,234,400     7,586,000
                                                                                                     ------------- -------------
8399997.       Total - Bonds - Part 4                                                                1,011,748,314 1,010,928,481
                                                                                                     ------------- -------------
8399999.       Total - Bonds                                                                         1,011,748,314 1,010,928,481
                                                                                                     ------------- -------------
9999999.       Total - Bonds, Preferred and
               Common Stocks                                                                         1,011,748,314           XXX
                                                                                                     ============= =============

                                                       CHANGE IN BOOK/ADJUSTED CARRYING VALUE
      1              9           10       ----------------------------------------------------------------        16
                                              11             12            13          14          15
                                                                         CURRENT
                              PRIOR YEAR                                 YEAR'S                   TOTAL         BOOK/
                                 BOOK/    UNREALIZED      CURRENT      OTHER THAN     TOTAL      FOREIGN      ADJUSTED
                               ADJUSTED    VALUATION      YEAR'S       TEMPORARY    CHANGE IN   EXCHANGE     CARRYING
    CUSIP                      CARRYING    INCREASE/  (AMORTIZATION)/  IMPAIRMENT   B./A.C.V.   CHANGE IN     VALUE AT
IDENTIFICATION  ACTUAL COST     VALUE     (DECREASE)     ACCRETION     RECOGNIZED  (11+12-13)   B./A.C.V.   DISPOSAL DATE
-------------- ------------- -----------  ----------  ---------------  ----------  ----------  -----------  -------------
80281W  AD  3      3,411,171   3,411,311                        68                        68                    3,411,379
84860R  AA  1         52,034      52,036                        14                        14                       52,051
85458#  AA  2
                      14,616      14,616                                                   0                       14,616
866348  AA  3        234,363     234,363                                                   0                      234,363
878742  AE  5      2,845,953   2,849,571                     4,213                     4,213                    2,853,784
88031V  AA  7         43,953                                 7,812                     7,812                       51,765
881575  AC  8      2,825,940   2,826,870                       953                       953                    2,827,822
913903  AN  0
                  10,670,900  10,555,928                   (26,782)                  (26,782)                  10,529,146
924172  D@  5
                      12,234      12,234                                                   0                       12,234
863572  L9  2         41,685      41,685                                                   0                       41,685
94106L  AE  9     10,208,260  10,060,694                   (10,694)                  (10,694)                  10,050,000
929766  BJ  1         82,158      82,160                         1                         1                       82,160
929766  B8  5        140,560     140,016                      (150)                     (150)                     139,866
92976B  FP  2         44,056      44,089                      (252)                     (252)                      43,836
94985F  AA  6        646,816     647,756                    13,077                    13,077                      660,833
949837  AA  6      1,016,577   1,019,027                    17,800                    17,800                    1,036,827
               ------------- -----------     ------       --------        ------    --------    ----------  -------------
3899999.
                 266,629,580 263,128,663     19,566        231,364             0     250,930    ##########    263,074,675
               ------------- -----------     ------       --------        ------    --------    ----------  -------------
BONDS - CREDIT TENANT LOANS
93114C  AA  9
                     204,832     195,613                   (15,600)                  (15,600)                     180,013
               ------------- -----------                  --------                  --------                -------------
4199999.
                     204,832     195,613          0        (15,600)            0     (15,600)            0        180,013
               ------------- -----------     ------       --------        ------    --------    ----------  -------------
BONDS - HYBRID SECURITIES
055967  AA  1      7,086,000   7,086,000                                                   0                    7,086,000
49326Y  AA  7        459,580     463,615                       358                       358                      463,974
               ------------- -----------                  --------                  --------                -------------
4899999.
                   7,545,580   7,549,615          0            358             0         358             0      7,549,974
               ------------- -----------     ------       --------        ------    --------    ----------  -------------
8399997.       1,013,043,495 508,650,951     19,566       (265,184)       11,948    (257,567)   ##########  1,010,338,495
               ------------- -----------     ------       --------        ------    --------    ----------  -------------
8399999.       1,013,043,495 508,650,951     19,566       (265,184)       11,948    (257,567)   ##########  1,010,338,495
               ------------- -----------     ------       --------        ------    --------    ----------  -------------
9999999.
               1,013,043,495 508,650,951     19,566       (265,184)       11,948    (257,567)   ##########  1,010,338,495
               ============= ===========     ======       ========        ======    ========    ==========  =============


      1            17           18            19           20           21          22
                                                                                   NAIC
                 FOREIGN                                  BOND                    DESIG-
                EXCHANGE     REALIZED        TOTAL      INTEREST/                 NATION
                  GAIN         GAIN          GAIN         STOCK                     OR
                 (LOSS)       (LOSS)        (LOSS)      DIVIDENDS                 MARKET
    CUSIP          ON           ON            ON        RECEIVED     MATURITY   INDICATOR
IDENTIFICATION  DISPOSAL     DISPOSAL      DISPOSAL    DURING YEAR     DATE        (a)
-------------- ----------  ------------  ------------  -----------  ----------  ---------
80281W  AD  3                                      0        89,699  08/15/2012  2FE
84860R  AA  1                                      0         1,416  03/01/2024  2FE
85458#  AA  2
                                                   0           419  12/31/2009  1
866348  AA  3                                      0         1,137  08/12/2047  1FE
878742  AE  5                1,459,616     1,459,616       268,443  10/01/2035  3FE
88031V  AA  7                                      0           783  12/30/2023  2FE
881575  AC  8                   80,828        80,828       108,650  11/15/2037  1FE
913903  AN  0
                              (556,530)     (556,530)      323,289  06/30/2016  2FE
924172  D@  5
                                                   0           447  04/01/2018  1
863572  L9  2                                      0           343  01/25/2040  1FE
94106L  AE  9                                      0       345,469  05/15/2009  2FE
929766  BJ  1                                      0         1,574  11/01/2034  1FE
929766  B8  5                                      0         3,186  03/01/2042  1FE
92976B  FP  2                                      0         1,143  03/01/2045  1FE
94985F  AA  6                                      0        18,702  06/01/2037  3FE
949837  AA  6                                      0        29,277  07/01/2037  4FE
                                          ----------    ----------
3899999.
               10,531,074    5,238,448    15,769,522    10,466,334      XXX     XXX
               ----------   ----------    ----------    ----------
BONDS - CREDIT TENANT LOANS
93114C  AA  9
                                                   0         7,399  01/10/2017  1
                                          ----------    ----------
4199999.
                        0            0             0         7,399      XXX     XXX
               ----------   ----------    ----------    ----------
BONDS - HYBRID SECURITIES
055967  AA  1               (4,251,600)   (4,251,600)      348,706  12/01/2049  4FE
49326Y  AA  7                  (63,974)      (63,974)       25,590  03/17/2029  2FE
                            ----------    ----------    ----------
4899999.
                        0   (4,315,574)   (4,315,574)      374,296      XXX     XXX
               ----------   ----------    ----------    ----------
8399997.       10,361,356   (8,951,537)    1,409,818    21,008,621      XXX     XXX
               ----------   ----------    ----------    ----------
8399999.       10,361,356   (8,951,537)    1,409,818    21,008,621      XXX     XXX
               ----------   ----------    ----------    ----------
9999999.
               10,361,356   (8,951,537)    1,409,818    21,008,621      XXX     XXX
               ==========   ==========    ==========    ==========

(a) For all common stock bearing the NAIC market indicator "U" provide: the number of such issues: 0.


                                     QE05.10

                        SCHEDULE DB - PART A - SECTION 1

Showing All Options, Caps, Floors and Insurance Futures Options Owned at Current
                                 Statement Date

                               1                                       2            3           4           5
                                                                   NUMBER OF     DATE OF     STRIKE
                                                                 CONTRACTS OR   MATURITY,    PRICE,        DATE
                                                                   NOTIONAL    EXPIRY, OR    RATE OR        OF
                          DESCRIPTION                               AMOUNT     SETTLEMENT     INDEX    ACQUISITION
---------------------------------------------------------------  ------------  ----------  ----------  -----------
CALL OPTIONS - OTHER DERIVATIVE TRANSACTIONS
COMMON STOCK WARRANT                                                    1,000  06/30/2013        1.25   06/30/2003
S&P IDX CALL @ 110 02/02/11                                           125,000  02/02/2011        110.   09/29/2005
USD PUT/JPY CALL @ 95 EO                                          500,000,000  01/07/2010         95.   02/25/2009
USD PUT/JPY CALL @ 95 EO                                          125,000,000  01/07/2010         95.   02/26/2009
USD PUT/JPY CALL @ 95 EO                                          125,000,000  01/07/2010         95.   02/27/2009
USD PUT/JPY CALL @ 95 EO                                          125,000,000  01/07/2010         95.   03/03/2009
USD PUT/JPY CALL @ 95 EO                                          125,000,000  01/07/2010         95.   03/03/2009
0399999. Subtotal - Call Options - Other Derivative Transaction
0499999. Subtotal - Call Options
PUT OPTIONS - OTHER DERIVATIVE TRANSACTIONS
EAFE IDX PUT @ 2136.61 08/29/11                                        46,803  08/29/2011    2,136.61   08/29/2007
EAFE IDX PUT @ 2136.61 08/29/12                                        46,803  08/29/2012    2,136.61   08/29/2007
EAFE IDX PUT @ 2198.29 08/09/12                                        22,745  08/09/2012    2,198.29   08/09/2007
EAFE IDX PUT @ 2200.06 08/02/17                                        45,453  08/02/2017    2,200.06   08/02/2007
FWD S&P IDX PUT @100% TBD 03/31/10                                     50,000  11/11/2015  TBD          11/14/2006
FWD S&P IDX PUT @100% TBD 05/20/10                                     50,000  05/22/2017  TBD          11/17/2006
FWD S&P IDX PUT @100% TBD 09/14/09                                     45,000  03/14/2016  TBD          06/12/2006
NDX IDX PUT @ 1193.4 08/17/09                                          22,624  08/17/2009     1,193.4   09/29/2005
NDX IDX PUT @ 1429.2 01/14/10                                          20,991  01/14/2010     1,429.2   09/29/2005
NDX IDX PUT @ 1450 04/25/11                                            13,000  04/25/2011      1,450.   10/25/2006
NDX IDX PUT @ 1470.05 08/26/09                                         10,204  08/26/2009    1,470.05   09/29/2005
NDX IDX PUT @ 1475 07/25/11                                            13,000  07/25/2011      1,475.   10/25/2006
S&P IDX PUT @ 1011.74 03/01/12                                        114,000  03/01/2012    1,011.74   09/29/2005
S&P IDX PUT @ 1041 07/15/13                                            25,500  07/15/2013      1,041.   12/01/2008
S&P IDX PUT @ 1070 10/23/14                                             5,300  10/23/2014      1,070.   12/01/2008
S&P IDX PUT @ 1102 06/30/14                                            23,500  06/30/2014      1,102.   12/01/2008
S&P IDX PUT @ 1135 12/31/10                                            54,000  12/31/2010      1,135.   10/02/2006
S&P IDX PUT @ 1135.52 01/07/11                                        140,905  01/07/2011    1,135.52   01/07/2008
S&P IDX PUT @ 1190 09/29/11                                            24,000  09/29/2011      1,190.   09/26/2006
S&P IDX PUT @ 1190 09/30/10                                            26,000  09/30/2010      1,190.   09/26/2006
S&P IDX PUT @ 1200 10/24/11                                            65,000  10/24/2011      1,200.   12/01/2008
S&P IDX PUT @ 1207 02/11/10                                            16,000  02/11/2010      1,207.   09/29/2005
S&P IDX PUT @ 1213.01 08/29/16                                         45,000  08/29/2016    1,213.01   06/20/2006
S&P IDX PUT @ 1221.59 09/01/10                                         80,500  09/01/2010    1,221.59   09/29/2005
S&P IDX PUT @ 1238.34 01/19/16                                         20,000  01/19/2016    1,238.34   03/20/2006
S&P IDX PUT @ 1250 01/09/12                                            40,000  01/09/2012      1,250.   10/11/2006
S&P IDX PUT @ 1250 10/10/11                                            40,000  10/10/2011      1,250.   10/11/2006
S&P IDX PUT @ 1290 01/23/23                                            38,760  01/23/2023      1,290.   01/23/2008
S&P IDX PUT @ 1350 10/24/11                                            65,000  10/24/2011      1,350.   12/01/2008
S&P IDX PUT @ 1422.48 12/18/12                                         26,000  12/18/2012    1,422.48   12/16/2005
S&P IDX PUT @ 1445.94 06/23/14                                         45,000  06/23/2014    1,445.94   12/01/2008
S&P IDX PUT @ 1561.8 09/22/14                                          45,000  09/22/2014     1,561.8   12/01/2008
S&P IDX PUT @ 903.25 12/05/16                                          50,000  12/05/2016      903.25   11/14/2006
S&P IDX PUT @ 952 10/23/13                                              5,300  10/23/2013        952.   12/01/2008
S&P IDX PUT @1251.70 08/15/16                                          45,000  08/15/2016    1,251.7    06/20/2006
S&P IDX PUT @669 12/30/13                                              58,000  12/30/2013        669.   12/21/2006
S&P IDX PUT @923.72 12/14/15                                           45,000  12/14/2015     923.72    06/12/2006
SPX PUT SPREAD 01/15/10                                               290,000  01/15/2010        750.   05/05/2009
SPX PUT SPREAD 01/15/10                                               350,000  01/15/2010        750.   05/07/2009
SPX PUT SPREAD 01/15/10                                               375,000  01/15/2010        750.   05/11/2009
SPX PUT SPREAD 01/15/10                                               330,000  01/15/2010        850.   05/15/2009
SPX PUT SPREAD 01/15/10                                               725,000  01/15/2010        750.   05/18/2009

                               1                                               6                    7            8        9

                                                                                                  COST/
                                                                          EXCHANGE OR            OPTION        BOOK
                          DESCRIPTION                                    COUNTERPARTY            PREMIUM       VALUE      *
---------------------------------------------------------------  ----------------------------  -----------  -----------  ---
CALL OPTIONS - OTHER DERIVATIVE TRANSACTIONS
COMMON STOCK WARRANT                                             ANNUITY AND LIFE RE (HLDNGS)
S&P IDX CALL @ 110 02/02/11                                      MORGAN STANLEY INTL             4,060,748    4,060,748
USD PUT/JPY CALL @ 95 EO                                         BARCLAYS BANK PLC              26,125,000   26,125,000
USD PUT/JPY CALL @ 95 EO                                         DEUTSCHE BANK, AG               5,612,500    5,612,500
USD PUT/JPY CALL @ 95 EO                                         DEUTSCHE BANK, AG               6,376,250    6,376,250
USD PUT/JPY CALL @ 95 EO                                         JP MORGAN CHASE BANK            5,778,125    5,778,125
USD PUT/JPY CALL @ 95 EO                                         BARCLAYS BANK PLC               5,662,500    5,662,500
0399999. Subtotal - Call Options - Other Derivative Transaction                                 53,615,123   53,615,123  XXX
0499999. Subtotal - Call Options                                                                53,615,123   53,615,123  XXX
PUT OPTIONS - OTHER DERIVATIVE TRANSACTIONS
EAFE IDX PUT @ 2136.61 08/29/11                                  MORGAN STANLEY INTL            13,625,000   13,625,000
EAFE IDX PUT @ 2136.61 08/29/12                                  MORGAN STANLEY INTL            14,705,000   14,705,000
EAFE IDX PUT @ 2198.29 08/09/12                                  MORGAN STANLEY INTL             6,405,000    6,405,000
EAFE IDX PUT @ 2200.06 08/02/17                                  MORGAN STANLEY INTL            13,500,001   13,500,001
FWD S&P IDX PUT @100% TBD 03/31/10                               CITIBANK, N.A                   7,084,500    7,084,500
FWD S&P IDX PUT @100% TBD 05/20/10                               JP MORGAN CHASE BANK            7,823,500    7,823,500
FWD S&P IDX PUT @100% TBD 09/14/09                               MERRILL LYNCH INTL              6,989,940    6,989,940
NDX IDX PUT @ 1193.4 08/17/09                                    JP MORGAN CHASE BANK            1,294,373    1,294,373
NDX IDX PUT @ 1429.2 01/14/10                                    JP MORGAN CHASE BANK            2,227,919    2,227,919
NDX IDX PUT @ 1450 04/25/11                                      CREDIT SUISSE FB INT            1,130,350    1,130,350
NDX IDX PUT @ 1470.05 08/26/09                                   JP MORGAN CHASE BANK            1,149,916    1,149,916
NDX IDX PUT @ 1475 07/25/11                                      CREDIT SUISSE FB INT            1,223,300    1,223,300
S&P IDX PUT @ 1011.74 03/01/12                                   DEUTSCHE BANK, AG               8,221,280    8,221,280
S&P IDX PUT @ 1041 07/15/13                                      DEUTSCHE BANK, AG               2,630,177    2,630,177
S&P IDX PUT @ 1070 10/23/14                                      DEUTSCHE BANK, AG                 618,563      618,563
S&P IDX PUT @ 1102 06/30/14                                      DEUTSCHE BANK, AG               2,422,606    2,422,606
S&P IDX PUT @ 1135 12/31/10                                      JP MORGAN CHASE BANK            3,279,420    3,279,420
S&P IDX PUT @ 1135.52 01/07/11                                   DEUTSCHE BANK, AG              13,800,038   13,800,038
S&P IDX PUT @ 1190 09/29/11                                      DEUTSCHE BANK, AG               2,561,455    2,561,455
S&P IDX PUT @ 1190 09/30/10                                      DEUTSCHE BANK, AG               2,387,211    2,387,211
S&P IDX PUT @ 1200 10/24/11                                      JP MORGAN CHASE BANK            6,376,500    6,376,500
S&P IDX PUT @ 1207 02/11/10                                      MERRILL LYNCH INTL              1,724,323    1,724,323
S&P IDX PUT @ 1213.01 08/29/16                                   CITIBANK, N.A                   6,588,726    6,588,726
S&P IDX PUT @ 1221.59 09/01/10                                   DEUTSCHE BANK, AG               9,495,515    9,495,515
S&P IDX PUT @ 1238.34 01/19/16                                   CREDIT SUISSE FB INT            2,453,600    2,453,600
S&P IDX PUT @ 1250 01/09/12                                      MORGAN STANLEY INTL             3,882,000    3,882,000
S&P IDX PUT @ 1250 10/10/11                                      MORGAN STANLEY INTL             3,682,000    3,682,000
S&P IDX PUT @ 1290 01/23/23                                      MORGAN STANLEY INTL             8,800,070    8,800,070
S&P IDX PUT @ 1350 10/24/11                                      JP MORGAN CHASE BANK            8,758,750    8,758,750
S&P IDX PUT @ 1422.48 12/18/12                                   DEUTSCHE BANK, AG               3,709,888    3,709,888
S&P IDX PUT @ 1445.94 06/23/14                                   DEUTSCHE BANK, AG               6,115,820    6,115,820
S&P IDX PUT @ 1561.8 09/22/14                                    DEUTSCHE BANK, AG               6,200,370    6,200,370
S&P IDX PUT @ 903.25 12/05/16                                    CREDIT SUISSE FB INT            7,773,000    7,773,000
S&P IDX PUT @ 952 10/23/13                                       DEUTSCHE BANK, AG                 465,128      465,128
S&P IDX PUT @1251.70 08/15/16                                    CITIBANK, N.A                   6,583,136    6,583,136
S&P IDX PUT @669 12/30/13                                        GOLDMAN SACHS INTL              6,170,040    6,170,040
S&P IDX PUT @923.72 12/14/15                                     MERRILL LYNCH INTL              6,961,905    6,961,905
SPX PUT SPREAD 01/15/10                                          UNION BANK OF SWITZE            8,324,450    8,324,450
SPX PUT SPREAD 01/15/10                                          UNION BANK OF SWITZE            9,909,900    9,909,900
SPX PUT SPREAD 01/15/10                                          MERRILL LYNCH INTL              9,641,250    9,641,250
SPX PUT SPREAD 01/15/10                                          DEUTSCHE BANK, AG              19,848,312   19,848,312
SPX PUT SPREAD 01/15/10                                          BNP PARIBAS                    19,393,750   19,393,750

                               1                                      10           11            12            13           14
                                                                                            YEAR TO DATE     USED TO       OTHER
                                                                                             INCREASE/    ADJUST BASIS  INVESTMENT/
                                                                  STATEMENT       FAIR       (DECREASE)     OF HEDGED  MISCELLANEOUS
                          DESCRIPTION                               VALUE        VALUE     BY ADJUSTMENT      ITEM        INCOME
---------------------------------------------------------------  -----------  -----------  -------------  ------------ -------------
CALL OPTIONS - OTHER DERIVATIVE TRANSACTIONS
COMMON STOCK WARRANT                                                  67,253       67,253
S&P IDX CALL @ 110 02/02/11                                       13,916,688   13,916,688
USD PUT/JPY CALL @ 95 EO                                          17,441,805   17,441,805
USD PUT/JPY CALL @ 95 EO                                           4,360,451    4,360,451
USD PUT/JPY CALL @ 95 EO                                           4,360,451    4,360,451
USD PUT/JPY CALL @ 95 EO                                           4,360,451    4,360,451
USD PUT/JPY CALL @ 95 EO                                           4,360,451    4,360,451
0399999. Subtotal - Call Options - Other Derivative Transaction   48,867,551   48,867,551        0             0             0
0499999. Subtotal - Call Options                                  48,867,551   48,867,551        0             0             0
PUT OPTIONS - OTHER DERIVATIVE TRANSACTIONS
EAFE IDX PUT @ 2136.61 08/29/11                                   39,352,807   39,352,807
EAFE IDX PUT @ 2136.61 08/29/12                                   38,525,345   38,525,345
EAFE IDX PUT @ 2198.29 08/09/12                                   19,964,546   19,964,546
EAFE IDX PUT @ 2200.06 08/02/17                                   32,231,064   32,231,064
FWD S&P IDX PUT @100% TBD 03/31/10                                 9,228,111    9,228,111
FWD S&P IDX PUT @100% TBD 05/20/10                                 9,405,948    9,405,948
FWD S&P IDX PUT @100% TBD 09/14/09                                 9,049,572    9,049,572
NDX IDX PUT @ 1193.4 08/17/09                                         95,056       95,056
NDX IDX PUT @ 1429.2 01/14/10                                      2,005,532    2,005,532
NDX IDX PUT @ 1450 04/25/11                                        2,488,358    2,488,358
NDX IDX PUT @ 1470.05 08/26/09                                       556,035      556,035
NDX IDX PUT @ 1475 07/25/11                                        2,764,313    2,764,313
S&P IDX PUT @ 1011.74 03/01/12                                    23,592,746   23,592,746
S&P IDX PUT @ 1041 07/15/13                                        6,203,936    6,203,936
S&P IDX PUT @ 1070 10/23/14                                        1,417,722    1,417,722
S&P IDX PUT @ 1102 06/30/14                                        6,652,966    6,652,966
S&P IDX PUT @ 1135 12/31/10                                       15,495,530   15,495,530
S&P IDX PUT @ 1135.52 01/07/11                                    36,407,073   36,407,073
S&P IDX PUT @ 1190 09/29/11                                        9,807,336    9,807,336
S&P IDX PUT @ 1190 09/30/10                                       10,628,771   10,628,771
S&P IDX PUT @ 1200 10/24/11                                       20,947,298   20,947,298
S&P IDX PUT @ 1207 02/11/10                                        4,756,172    4,756,172
S&P IDX PUT @ 1213.01 08/29/16                                    15,355,999   15,355,999
S&P IDX PUT @ 1221.59 09/01/10                                    25,899,537   25,899,537
S&P IDX PUT @ 1238.34 01/19/16                                     7,129,380    7,129,380
S&P IDX PUT @ 1250 01/09/12                                       16,564,760   16,564,760
S&P IDX PUT @ 1250 10/10/11                                       16,526,979   16,526,979
S&P IDX PUT @ 1290 01/23/23                                       12,706,647   12,706,647
S&P IDX PUT @ 1350 10/24/11                                       28,814,158   28,814,158
S&P IDX PUT @ 1422.48 12/18/12                                    12,914,404   12,914,404
S&P IDX PUT @ 1445.94 06/23/14                                    22,383,760   22,383,760
S&P IDX PUT @ 1561.8 09/22/14                                     26,062,719   26,062,719
S&P IDX PUT @ 903.25 12/05/16                                      9,950,274    9,950,274
S&P IDX PUT @ 952 10/23/13                                         1,069,577    1,069,577
S&P IDX PUT @1251.70 08/15/16                                     16,275,098   16,275,098
S&P IDX PUT @669 12/30/13                                          5,496,527    5,496,527
S&P IDX PUT @923.72 12/14/15                                       9,196,072    9,196,072
SPX PUT SPREAD 01/15/10                                            4,807,004    4,807,004
SPX PUT SPREAD 01/15/10                                            5,801,556    5,801,556
SPX PUT SPREAD 01/15/10                                            6,215,953    6,215,953
SPX PUT SPREAD 01/15/10                                           13,323,931   13,323,931
SPX PUT SPREAD 01/15/10                                           12,017,509   12,017,509


                                      QE06

                               1                                       2            3           4           5
                                                                   NUMBER OF     DATE OF     STRIKE
                                                                 CONTRACTS OR   MATURITY,    PRICE,        DATE
                                                                   NOTIONAL    EXPIRY, OR    RATE OR        OF
                          DESCRIPTION                               AMOUNT     SETTLEMENT     INDEX    ACQUISITION
---------------------------------------------------------------  ------------  ----------  ----------  -----------
SPX PUT SPREAD 01/15/10                                               390,000  01/15/2010        850.   05/20/2009
0799999. Subtotal - Put Options - Other Derivative Transaction
0899999. Subtotal - Put Options
CAPS - OTHER DERIVATIVE TRANSACTIONS
1M LIBOR CAP AT 4.50% 05/25/14                                     26,690,000  05/25/2014         4.5   05/16/2007
1M LIBOR CAP AT 4.50% 07/15/13                                     54,077,000  07/15/2013         4.5   11/30/2007
1199999. Subtotal - Caps - Other Derivative Transaction
1299999. Subtotal - Caps
2799999. Subtotal - Other Derivative Transactions
9999999. Totals

                               1                                               6                    7            8        9

                                                                                                  COST/
                                                                          EXCHANGE OR            OPTION        BOOK
                          DESCRIPTION                                    COUNTERPARTY            PREMIUM       VALUE      *
---------------------------------------------------------------  ----------------------------  -----------  -----------  ---
SPX PUT SPREAD 01/15/10                                          BNP PARIBAS                    19,383,000   19,383,000
0799999. Subtotal - Put Options - Other Derivative Transaction                                 295,320,984  295,320,984  XXX
0899999. Subtotal - Put Options                                                                295,320,984  295,320,984  XXX
CAPS - OTHER DERIVATIVE TRANSACTIONS
1M LIBOR CAP AT 4.50% 05/25/14                                   MORGAN STANLEY CAP              1,345,600    1,345,600
1M LIBOR CAP AT 4.50% 07/15/13                                   UNION BANK OF SWITZE            2,947,125    2,947,125
1199999. Subtotal - Caps - Other Derivative Transaction                                          4,292,725    4,292,725  XXX
1299999. Subtotal - Caps                                                                         4,292,725    4,292,725  XXX
2799999. Subtotal - Other Derivative Transactions                                              353,228,832  353,228,832  XXX
9999999. Totals                                                                                353,228,832  353,228,832  XXX

                               1                                      10           11            12            13           14
                                                                                            YEAR TO DATE     USED TO       OTHER
                                                                                             INCREASE/    ADJUST BASIS  INVESTMENT/
                                                                  STATEMENT       FAIR       (DECREASE)     OF HEDGED  MISCELLANEOUS
                          DESCRIPTION                               VALUE        VALUE     BY ADJUSTMENT      ITEM        INCOME
---------------------------------------------------------------  -----------  -----------  -------------  ------------ -------------
SPX PUT SPREAD 01/15/10                                           15,746,464   15,746,464
0799999. Subtotal - Put Options - Other Derivative Transaction   585,834,547  585,834,547        0             0             0
0899999. Subtotal - Put Options                                  585,834,547  585,834,547        0             0             0
CAPS - OTHER DERIVATIVE TRANSACTIONS
1M LIBOR CAP AT 4.50% 05/25/14                                       670,984      670,984
1M LIBOR CAP AT 4.50% 07/15/13                                       891,035      891,035
1199999. Subtotal - Caps - Other Derivative Transaction            1,562,020    1,562,020        0             0             0
1299999. Subtotal - Caps                                           1,562,020    1,562,020        0             0             0
2799999. Subtotal - Other Derivative Transactions                636,264,117  636,264,117        0             0             0
9999999. Totals                                                  636,264,117  636,264,117        0             0             0

                        SCHEDULE DB - PART B - SECTION 1

   Showing All Options, Caps, Floors and Insurance Futures Options Written and
                       In-Force at Current Statement Date

                               1                                       2            3         4         5                6
                                                                   NUMBER OF     DATE OF    STRIKE     DATE
                                                                 CONTRACTS OR   MATURITY,   PRICE,     OF
                                                                   NOTIONAL     EXPIRY, OR RATE OR   ISSUANCE/       EXCHANGE OR
                          DESCRIPTION                               AMOUNT     SETTLEMENT   INDEX    PURCHASE       COUNTERPARTY
---------------------------------------------------------------  ------------  ----------  -------  ----------  --------------------
CALL OPTIONS - OTHER DERIVATIVE TRANSACTIONS
USD PUT/JPY CALL @ 80 EO                                          500,000,000  01/07/2010    80.    02/25/2009  BARCLAYS BANK PLC
USD PUT/JPY CALL @ 80 EO                                          125,000,000  01/07/2010    80.    02/26/2009  DEUTSCHE BANK, AG
USD PUT/JPY CALL @ 80 EO                                          150,000,000  01/07/2010    80.    02/27/2009  DEUTSCHE BANK, AG
USD PUT/JPY CALL @ 80 EO                                          150,000,000  01/07/2010    80.    03/03/2009  JP MORGAN CHASE BANK
USD PUT/JPY CALL @ 80 EO                                          150,000,000  01/07/2010    80.    03/03/2009  BARCLAYS BANK PLC
0399999. Subtotal - Call Options - Other Derivative
         Transactions
0499999. Subtotal - Call Options
2799999. Subtotal - Other Derivative Transactions
9999999. Totals

                               1                                       7             8       9      10          11           12
                                                                                                                        YEAR TO DATE
                                                                                                                         INCREASE/
                                                                 CONSIDERATION     BOOK          STATEMENT     FAIR     (DECREASE)
                          DESCRIPTION                               RECEIVED       VALUE     *     VALUE      VALUE    BY ADJUSTMENT
---------------------------------------------------------------  -------------  ----------  ---  ---------  ---------  -------------
CALL OPTIONS - OTHER DERIVATIVE TRANSACTIONS
USD PUT/JPY CALL @ 80 EO                                            7,500,000    7,500,000       3,480,660  3,480,660
USD PUT/JPY CALL @ 80 EO                                            1,571,250    1,571,250         870,165    870,165
USD PUT/JPY CALL @ 80 EO                                            2,299,500    2,299,500       1,044,198  1,044,198
USD PUT/JPY CALL @ 80 EO                                            1,983,750    1,983,750       1,044,198  1,044,198
USD PUT/JPY CALL @ 80 EO                                            2,017,500    2,017,500       1,044,198  1,044,198
0399999. Subtotal - Call Options - Other Derivative
         Transactions                                              15,372,000   15,372,000  XXX  7,483,419  7,483,419        0
0499999. Subtotal - Call Options                                   15,372,000   15,372,000  XXX  7,483,419  7,483,419        0
2799999. Subtotal - Other Derivative Transactions                  15,372,000   15,372,000  XXX  7,483,419  7,483,419        0
9999999. Totals                                                    15,372,000   15,372,000  XXX  7,483,419  7,483,419        0

                               1                                      13          14
                                                                                OTHER
                                                                   USED TO   INVESTMENT/
                                                                    ADJUST  MISCELLANEOUS
                          DESCRIPTION                               BASIS      INCOME
---------------------------------------------------------------    -------  -------------
CALL OPTIONS - OTHER DERIVATIVE TRANSACTIONS
USD PUT/JPY CALL @ 80 EO
USD PUT/JPY CALL @ 80 EO
USD PUT/JPY CALL @ 80 EO
USD PUT/JPY CALL @ 80 EO
USD PUT/JPY CALL @ 80 EO
0399999. Subtotal - Call Options - Other Derivative
         Transactions                                                 0           0
0499999. Subtotal - Call Options                                      0           0
2799999. Subtotal - Other Derivative Transactions                     0           0
9999999. Totals                                                       0           0

                        SCHEDULE DB - PART C - SECTION 1

      Showing All Collar, Swap and Forwards Open at Current Statement Date

                                                         3              4              5
                                                      DATE OF         STRIKE        DATE OF
                                            2        MATURITY,        PRICE,        OPENING             6
                  1                      NOTIONAL   EXPIRY, OR       RATE OR      POSITION OR       EXCHANGE OR
             DESCRIPTION                  AMOUNT    SETTLEMENT   INDEX REC (PAY)   AGREEMENT       COUNTERPARTY
-------------------------------------  -----------  ----------  ----------------  -----------  --------------------
SWAPS - HEDGING TRANSACTIONS
CSWP: ZERO JPY(USD) 10/30/15           222,022,086  10/30/2015  JPY 0.000%(USD     01/30/2009  UNION BANK OF SWITZE
CSWP: ZERO JPY(USD) 10/31/09           221,923,245  10/31/2009  JPY 0.000%(USD     02/02/2009  DEUTSCHE BANK, AG
CSWP: ZERO JPY(USD) 10/31/10           221,923,245  10/31/2010  JPY 0.000%(USD     02/02/2009  DEUTSCHE BANK, AG
CSWP: ZERO JPY(USD) 10/31/11           221,762,815  10/31/2011  JPY 0.000%(USD     01/29/2009  BARCLAYS BANK PLC
CSWP: ZERO JPY(USD) 10/31/12           222,022,086  10/31/2012  JPY 0.000%(USD     01/30/2009  CREDIT SUISSE FB INT
CSWP: ZERO JPY(USD) 10/31/13           222,022,086  10/31/2013  JPY 0.000%(USD     01/30/2009  CREDIT SUISSE FB INT
CSWP: ZERO JPY(USD) 10/31/14           222,022,086  10/31/2014  JPY 0.000%(USD     01/30/2009  CREDIT SUISSE FB INT
CSWP: ZERO JPY(USD) 10/31/16           221,762,815  10/31/2016  JPY 0.000%(USD     01/29/2009  DEUTSCHE BANK, AG
CSWP: ZERO JPY(USD) 10/31/17           221,762,815  10/31/2017  JPY 0.000%(USD     01/29/2009  DEUTSCHE BANK, AG
CSWP: ZERO JPY(USD) 10/31/18           221,762,815  10/31/2018  JPY 0.000%(USD     01/29/2009  DEUTSCHE BANK, AG
CSWP: ZERO JPY(USD) 10/31/19           222,269,574  10/31/2019  JPY 0.000%(USD     01/28/2009  UNION BANK OF SWITZE
CSWP:USD 5.54%(EUR 6.63%) 07/11/11      14,838,955  07/11/2011  USD 5.536%(EUR     03/23/2006  HSBC BANK USA
CSWP:USD 5.63%(GBP 5.50%) 06/27/17       8,898,321  06/27/2017  USD 5.634%(GBP     10/12/2005  JP MORGAN CHASE BANK
CSWP:USD 5.67%(EUR 5.38%) 04/29/24      20,082,143  04/29/2024  USD 5.670%(EUR     02/21/2006  DEUTSCHE BANK, AG
CSWP:USD 5.69%(EUR 5.25%) 05/13/19      12,529,835  05/13/2019  USD 5.691%(EUR     08/20/2004  UNION BANK OF SWITZE
CSWP:USD 5.80%(GBP 6.63%) 08/09/17      15,258,276  08/09/2017  USD 5.795%(GBP     08/04/2004  MORGAN STANLEY CAP
CSWP:USD 7.13%(GBP 5.88%) 05/19/23      36,669,305  05/19/2023  USD 7.126%(GBP     07/12/2007  UNION BANK OF SWITZE
SWP: 2.53%(3ML) 02/09/14               100,000,000  02/09/2014  2.5275%(US3MLI     02/05/2009  BARCLAYS BANK PLC
SWP: FWD 4.48%(3ML) 08/15/39            15,000,000  08/15/2039  4.4750%(US3MLI     09/16/2008  GOLDMAN SACHS CAPITA
SWP: FWD 4.51%(3ML) 11/15/39            15,000,000  11/15/2039  4.5050%(US3MLI     09/16/2008  GOLDMAN SACHS CAPITA
SWP: FWD 4.54%(3ML) 02/15/40            15,000,000  02/15/2040  4.5350%(US3MLI     09/16/2008  GOLDMAN SACHS CAPITA
SWP: FWD 4.56%(3ML) 05/15/40            15,000,000  05/15/2040  4.5550%(US3MLI     09/16/2008  GOLDMAN SACHS CAPITA
SWP: FWD 4.58%(3ML) 08/15/40            15,000,000  08/15/2040  4.5750%(US3MLI     09/16/2008  GOLDMAN SACHS CAPITA
SWP: FWD 4.59%(3ML) 11/15/40            15,000,000  11/15/2040  4.5850%(US3MLI     09/16/2008  GOLDMAN SACHS CAPITA
SWP: FWD 4.61%(3ML) 02/15/41            15,000,000  02/15/2041  4.6050%(US3MLI     09/16/2008  GOLDMAN SACHS CAPITA
SWP: FWD 4.62%(3ML) 05/15/41            10,000,000  05/15/2041  4.6150%(US3MLI     09/16/2008  GOLDMAN SACHS CAPITA
SWP: FWD 4.63%(3ML) 08/15/41            10,000,000  08/15/2041  4.6250%(US3MLI     09/16/2008  GOLDMAN SACHS CAPITA
SWP: FWD 4.63%(3ML) 11/15/41            10,000,000  11/15/2041  4.6250%(US3MLI     09/16/2008  GOLDMAN SACHS CAPITA
SWP: FWD 4.64%(3ML) 02/15/42            10,000,000  02/15/2042  4.6350%(US3MLI     09/16/2008  GOLDMAN SACHS CAPITA
SWP: FWD 4.65%(3ML) 05/15/42            10,000,000  05/15/2042  4.6450%(US3MLI     09/16/2008  GOLDMAN SACHS CAPITA
SWP: FWD 4.66%(3ML) 08/15/42            10,000,000  08/15/2042  4.6550%(US3MLI     09/16/2008  GOLDMAN SACHS CAPITA
SWP: FWD 4.66%(3ML) 11/15/42            10,000,000  11/15/2042  4.6550%(US3MLI     09/16/2008  GOLDMAN SACHS CAPITA
SWP: FWD 4.67%(3ML) 02/15/43            10,000,000  02/15/2043  4.6650%(US3MLI     09/16/2008  GOLDMAN SACHS CAPITA

05999999. Subtotal - Swaps -
Hedging Transactions

SWAPS - OTHER DERIVATIVE TRANSACTIONS
CDS: AMERICAN STANDARD PAY 1.02%        10,000,000  06/20/2015  0.0000%(1.0200%)  12/12/2006   GOLDMAN SACHS CAPITA
CDS: AT&T MOBILITY LLC PAY 0.35%         2,700,000  12/20/2011  0.0000%(0.3500%)  09/17/2008   CREDIT SUISSE FB INT
CDS: CARDINAL HEALTH INC PAY 0.29%      10,300,000  06/20/2012  0.0000%(0.2900%)  11/15/2007   BARCLAYS BANK PLC
CDS: CBS CORP PAY 0.62%                 40,000,000  06/20/2011  0.0000%(0.6150%)  08/03/2007   BANK OF AMERICA, NA
CDS: CBS CORP PAY 1.75%                 16,500,000  09/20/2010  0.0000%(1.7500%)  09/17/2008   BARCLAYS BANK PLC
CDS: CMBX.NA.AAA.4 PAY 0.35%            35,000,000  02/17/2051  0.0000%(0.3500%)  09/15/2008   GOLDMAN SACHS CAPITA
CDS: CMBX.NA.AAA.4 REC 0.35%            35,000,000  02/17/2051  0.3500%(0.0000%)  09/19/2008   CITIBANK, N.A
CDS: CMBX.NA.AAA.5 PAY 0.35%            35,000,000  02/15/2051  0.0000%(0.3500%)  09/15/2008   GOLDMAN SACHS CAPITA
CDS: CMBX.NA.AAA.5 REC 0.35%            35,000,000  02/15/2051  0.3500%(0.0000%)  09/19/2008   MORGAN STANLEY CAP

                                                                                                       12            13
                                              7                                                   YEAR TO DATE     USED TO
                                           COST OR         8                10          11         INCREASE/    ADJUST BASIS
                  1                    (CONSIDERATION     BOOK      9    STATEMENT     FAIR        (DECREASE)     OF HEDGED
             DESCRIPTION                  RECEIVED)       VALUE     *      VALUE       VALUE     BY ADJUSTMENT      ITEM
-------------------------------------  --------------  ----------  ---  ----------  -----------  -------------  ------------
SWAPS - HEDGING TRANSACTIONS
CSWP: ZERO JPY(USD) 10/30/15                                                         (8,834,574)
CSWP: ZERO JPY(USD) 10/31/09                                                        (18,282,887)
CSWP: ZERO JPY(USD) 10/31/10                                                        (20,158,882)
CSWP: ZERO JPY(USD) 10/31/11                                                        (17,018,395)
CSWP: ZERO JPY(USD) 10/31/12                                                        (16,375,548)
CSWP: ZERO JPY(USD) 10/31/13                                                        (14,635,822)
CSWP: ZERO JPY(USD) 10/31/14                                                        (12,030,018)
CSWP: ZERO JPY(USD) 10/31/16                                                         (4,413,305)
CSWP: ZERO JPY(USD) 10/31/17                                                         (2,531,075)
CSWP: ZERO JPY(USD) 10/31/18                                                         (1,246,628)
CSWP: ZERO JPY(USD) 10/31/19                                                          3,632,186
CSWP:USD 5.54%(EUR 6.63%) 07/11/11                     (2,362,885)      (2,362,885)    (967,151)    (120,730)
CSWP:USD 5.63%(GBP 5.50%) 06/27/17                        530,178          530,178      946,180   (1,058,722)
CSWP:USD 5.67%(EUR 5.38%) 04/29/24                     (3,537,182)      (3,537,182)    (813,614)    (201,826)
CSWP:USD 5.69%(EUR 5.25%) 05/13/19                     (1,496,663)      (1,496,663)  (1,619,538)    (126,000)
CSWP:USD 5.80%(GBP 6.63%) 08/09/17                      2,083,465        2,083,465    1,812,969   (1,672,800)
CSWP:USD 7.13%(GBP 5.88%) 05/19/23                      6,957,555        6,957,555    9,914,396   (3,786,599)
SWP: 2.53%(3ML) 02/09/14                                                             (1,464,593)
SWP: FWD 4.48%(3ML) 08/15/39                                                            727,360
SWP: FWD 4.51%(3ML) 11/15/39                                                            668,200
SWP: FWD 4.54%(3ML) 02/15/40                                                            608,463
SWP: FWD 4.56%(3ML) 05/15/40                                                            534,978
SWP: FWD 4.58%(3ML) 08/15/40                                                            472,318
SWP: FWD 4.59%(3ML) 11/15/40                                                            400,762
SWP: FWD 4.61%(3ML) 02/15/41                                                            365,379
SWP: FWD 4.62%(3ML) 05/15/41                                                            212,211
SWP: FWD 4.63%(3ML) 08/15/41                                                            188,996
SWP: FWD 4.63%(3ML) 11/15/41                                                            158,325
SWP: FWD 4.64%(3ML) 02/15/42                                                            148,507
SWP: FWD 4.65%(3ML) 05/15/42                                                            143,845
SWP: FWD 4.66%(3ML) 08/15/42                                                            143,301
SWP: FWD 4.66%(3ML) 11/15/42                                                            133,003
SWP: FWD 4.67%(3ML) 02/15/43                                                            139,638
                                         ----------    ----------  ---   ---------  -----------   ----------        ---
05999999. Subtotal - Swaps -
Hedging Transactions                              0     2,174,467  XXX   2,174,467  (99,041,013)  (6,966,676)         0
                                         ----------    ----------  ---   ---------  -----------   ----------        ---
SWAPS - OTHER DERIVATIVE TRANSACTIONS
CDS: AMERICAN STANDARD PAY 1.02%                                          (312,850)    (312,850)
CDS: AT&T MOBILITY LLC PAY 0.35%                                           (11,509)     (11,509)
CDS: CARDINAL HEALTH INC PAY 0.29%                                          28,660       28,660
CDS: CBS CORP PAY 0.62%                                                  1,438,150    1,438,150
CDS: CBS CORP PAY 1.75%                                                    130,309      130,309
CDS: CMBX.NA.AAA.4 PAY 0.35%              4,181,767     4,181,767        9,369,500    9,369,500
CDS: CMBX.NA.AAA.4 REC 0.35%             (2,928,035)   (2,928,035)      (9,369,500)  (9,369,500)
CDS: CMBX.NA.AAA.5 PAY 0.35%              4,266,642     4,266,642        9,362,500    9,362,500
CDS: CMBX.NA.AAA.5 REC 0.35%             (3,133,051)   (3,133,051)      (9,362,500)  (9,362,500)

                                             14
                                           OTHER
                                        INVESTMENT/       15
                  1                    MISCELLANEOUS  POTENTIAL
             DESCRIPTION                   INCOME     EXPOSURE
-------------------------------------  -------------  ---------
SWAPS - HEDGING TRANSACTIONS
CSWP: ZERO JPY(USD) 10/30/15                           2,794,522
CSWP: ZERO JPY(USD) 10/31/09                             644,138
CSWP: ZERO JPY(USD) 10/31/10                           1,283,028
CSWP: ZERO JPY(USD) 10/31/11                           1,695,067
CSWP: ZERO JPY(USD) 10/31/12                           2,028,718
CSWP: ZERO JPY(USD) 10/31/13                           2,312,583
CSWP: ZERO JPY(USD) 10/31/14                           2,565,226
CSWP: ZERO JPY(USD) 10/31/16                           3,004,552
CSWP: ZERO JPY(USD) 10/31/17                           3,202,624
CSWP: ZERO JPY(USD) 10/31/18                           3,389,140
CSWP: ZERO JPY(USD) 10/31/19                           3,574,062
CSWP:USD 5.54%(EUR 6.63%) 07/11/11       (100,525)       105,715
CSWP:USD 5.63%(GBP 5.50%) 06/27/17         (9,910)       125,820
CSWP:USD 5.67%(EUR 5.38%) 04/29/24         60,781        386,824
CSWP:USD 5.69%(EUR 5.25%) 05/13/19          9,378        196,862
CSWP:USD 5.80%(GBP 6.63%) 08/09/17        (34,745)       217,331
CSWP:USD 7.13%(GBP 5.88%) 05/19/23        307,660        683,397
SWP: 2.53%(3ML) 02/09/14                  547,729      1,074,295
SWP: FWD 4.48%(3ML) 08/15/39                             411,785
SWP: FWD 4.51%(3ML) 11/15/39                             413,503
SWP: FWD 4.54%(3ML) 02/15/40                             415,214
SWP: FWD 4.56%(3ML) 05/15/40                             416,881
SWP: FWD 4.58%(3ML) 08/15/40                             418,578
SWP: FWD 4.59%(3ML) 11/15/40                             420,268
SWP: FWD 4.61%(3ML) 02/15/41                             421,951
SWP: FWD 4.62%(3ML) 05/15/41                             282,382
SWP: FWD 4.63%(3ML) 08/15/41                             283,496
SWP: FWD 4.63%(3ML) 11/15/41                             284,605
SWP: FWD 4.64%(3ML) 02/15/42                             285,710
SWP: FWD 4.65%(3ML) 05/15/42                             286,775
SWP: FWD 4.66%(3ML) 08/15/42                             287,871
SWP: FWD 4.66%(3ML) 11/15/42                             288,964
SWP: FWD 4.67%(3ML) 02/15/43                             290,052
                                        ---------     ----------
05999999. Subtotal - Swaps -
Hedging Transactions                      780,367     34,491,936
                                        ---------     ----------
SWAPS - OTHER DERIVATIVE TRANSACTIONS
CDS: AMERICAN STANDARD PAY 1.02%          (51,283)       122,223
CDS: AT&T MOBILITY LLC PAY 0.35%           (4,751)        21,234
CDS: CARDINAL HEALTH INC PAY 0.29%        (15,018)        88,833
CDS: CBS CORP PAY 0.62%                  (123,683)       280,899
CDS: CBS CORP PAY 1.75%                  (145,177)        91,298
CDS: CMBX.NA.AAA.4 PAY 0.35%              (62,951)     1,129,571
CDS: CMBX.NA.AAA.4 REC 0.35%               62,951      1,129,571
CDS: CMBX.NA.AAA.5 PAY 0.35%              (62,951)     1,129,496
CDS: CMBX.NA.AAA.5 REC 0.35%               62,951      1,129,496


                                      QE07

                                                        3               4               5
                                                      DATE OF        STRIKE         DATE OF                                 7
                                            2        MATURITY,       PRICE,         OPENING              6               COST OR
                  1                      NOTIONAL   EXPIRY, OR       RATE OR      POSITION OR       EXCHANGE OR      (CONSIDERATION
             DESCRIPTION                  AMOUNT    SETTLEMENT   INDEX REC (PAY)   AGREEMENT       COUNTERPARTY         RECEIVED)
-------------------------------------  -----------  ----------  ----------------  -----------  --------------------  --------------
CDS: COVENTRY HEALTH PAY 0.86%          17,900,000  03/20/2012  0.0000%(0.8600%)   01/15/2008  CITIBANK, N.A
CDS: DARDEN RESTAURANTS PAY 0.45%        7,100,000  03/20/2011  0.0000%(0.4450%)   05/09/2007  BANK OF AMERICA, NA
CDS: DARDEN RESTAURANTS PAY 1.00%        6,900,000  03/20/2016  0.0000%(1.0000%)   05/09/2007  BARCLAYS BANK PLC
CDS: FRENCH REPUBLIC PAY 0.97%          10,000,000  03/20/2014  0.0000%(0.9700%)   03/05/2009  BARCLAYS BANK PLC
CDS: GLENCORE INTL AG PAY 3.65%         25,000,000  06/20/2014  0.0000%(3.6500%)   09/17/2008  GOLDMAN SACHS CAPITA
CDS: INCO LIMITED PAY 0.25%              5,600,000  06/20/2012  0.0000%(0.2500%)   05/30/2007  MORGAN STANLEY CAP
CDS: ITRX EUROPE PAY 1.85%              34,661,250  06/20/2014  0.0000%(1.8500%)   06/17/2009  BARCLAYS BANK PLC        (988,768)
CDS: J.C.PENNEY REC 1.00%                7,900,000  12/20/2013  1.0000%(0.0000%)   06/05/2009  DEUTSCHE BANK, AG        (321,245)
CDS: JC PENNEY CO INC PAY 4.80%          1,900,000  12/20/2013  0.0000%(4.8000%)   12/18/2008  BANK OF AMERICA, NA
CDS: JC PENNEY CO INC PAY 5.30%          6,000,000  12/20/2013  0.0000%(5.3000%)   11/14/2008  BARCLAYS BANK PLC
CDS: KINGDOM OF SPAIN PAY 1.47%          5,000,000  03/20/2014  0.0000%(1.4700%)   03/03/2009  GOLDMAN SACHS CAPITA
CDS: KINGDOM OF SPAIN PAY 1.51%         10,000,000  03/20/2014  0.0000%(1.5100%)   03/05/2009  GOLDMAN SACHS CAPITA
CDS: KINGDOM OF SPAIN PAY 1.58%          5,000,000  03/20/2014  0.0000%(1.5800%)   02/20/2009  GOLDMAN SACHS CAPITA
CDS: KINGFISHER PLC PAY 6.00%           12,500,000  06/20/2013  0.0000%(6.0000%)   11/20/2008  DEUTSCHE BANK, AG
CDS: LIMITED BRANDS INC PAY 6.15%        6,413,000  12/20/2013  0.0000%(6.1500%)   11/14/2008  GOLDMAN SACHS CAPITA
CDS: MACYS INC PAY 1.25%                10,000,000  03/20/2012  0.0000%(1.2450%)   11/15/2007  MORGAN STANLEY CAP
CDS: MACYS INC PAY 7.25%                 3,134,657  12/20/2013  0.0000%(7.2500%)   11/14/2008  DEUTSCHE BANK, AG
CDS: MACYS INC PAY 7.30%                 3,418,343  12/20/2013  0.0000%(7.3000%)   11/14/2008  JP MORGAN CHASE BANK
CDS: MCKESSON CORP PAY 0.45%             7,700,000  03/20/2012  0.0000%(0.4500%)   01/08/2007  MERRILL LYNCH INTL
CDS: POTASH CORP SASKETC PAY 0.21%       9,600,000  06/20/2011  0.0000%(0.2100%)   05/30/2007  CITIBANK, N.A
CDS: QANTAS AIRWAYS LTD PAY 1.90%       10,000,000  06/20/2013  0.0000%(1.9000%)   09/17/2008  CITIBANK, N.A
CDS: SAFEWAY INC. PAY 0.24%              5,400,000  03/20/2011  0.0000%(0.2400%)   06/11/2007  CREDIT SUISSE FB INT
CDS: SEALED AIR CORP PAY 0.47%          20,000,000  06/20/2013  0.0000%(0.4670%)   04/28/2006  GOLDMAN SACHS CAPITA
CDS: STAPLES INC PAY 1.79%              34,000,000  12/20/2012  0.0000%(1.7900%)   09/16/2008  GOLDMAN SACHS CAPITA
CDS: TORCHMARK CORP PAY 0.77%           16,350,000  06/20/2016  0.0000%(0.7700%)   01/16/2008  GOLDMAN SACHS CAPITA
CDS: UKIN PAY 1.57%                      5,000,000  03/20/2014  0.0000%(1.5700%)   03/03/2009  GOLDMAN SACHS CAPITA
CDS: UKIN REC 0.80%                      1,666,667  03/20/2014  0.8000%(0.0000%)   06/19/2009  BANK OF AMERICA, NA
CDS: UKIN REC 0.86%                      2,500,000  03/20/2014  0.8600%(0.0000%)   06/18/2009  BANK OF AMERICA, NA
CDS: UKIN REC 1.00%                        833,333  03/20/2014  1.0000%(0.0000%)   06/22/2009  BANK OF AMERICA, NA         7,291
CDS: WEATHERFORD INTL PAY 0.80%         20,800,000  06/20/2012  0.0000%(0.8000%)   04/03/2008  CITIBANK, N.A
CDS: WEATHERFORD INTL PAY 1.05%         10,100,000  03/20/2018  0.0000%(1.0500%)   03/20/2008  MERRILL LYNCH INTL
CDS: WILLIAMS COS INC. PAY 0.75%        10,600,000  12/20/2010  0.0000%(0.7500%)   01/08/2008  MERRILL LYNCH INTL
CDS: XSTRATA PLC PAY 3.00%              15,000,000  12/20/2016  0.0000%(3.0000%)   09/18/2008  GOLDMAN SACHS CAPITA
CSWP:USD 3.92%(CHF 2.54%) 08/18/10       4,000,000  08/18/2010  USD 3.920%(CHF     07/25/2003  DEUTSCHE BANK, AG
CSWP:USD 3.92%(CHF 2.54%) 08/18/10       2,797,774  08/18/2010  USD 3.920%(CHF     03/02/2007  DEUTSCHE BANK, AG
CSWP:USD 5.43%(CAD 6.10%) 10/28/14      10,000,000  10/28/2014  USD 5.430%(CAD     10/01/2004  DEUTSCHE BANK, AG
CSWP:USD 6.02%(AUD 3MBBR) 06/27/16      30,000,000  06/27/2016  USD 6.020%(AUD     05/25/2006  HSBC BANK USA
CSWP:USD 6.22%(EUR 4.76%) 07/12/16      10,000,000  07/12/2016  USD 6.220%(EUR     06/14/2006  BANK OF AMERICA, NA
SWP: 2.56%(3ML) 01/20/22               400,000,000  01/20/2022  2.5600%(US3MLIB)   01/15/2009  DEUTSCHE BANK, AG
SWP: 3ML(5.63%) 06/16/21                46,500,000  06/16/2021  US3MLIB(5.6300%)   06/14/2006  MERRILL LYNCH CAP SV
SWP: 3ML(5.66%) 06/08/21                66,000,000  06/08/2021  US3MLIB(5.6600%)   06/06/2006  MERRILL LYNCH INTL
SWP: 3ML(TR EAFE IDX) 11/03/09         106,045,710  11/03/2009  US3MLIB(TR EAFE    10/30/2008  BARCLAYS BANK PLC
SWP: 4.30%(3ML) 06/16/21                46,500,000  06/16/2021  4.3000%(US3MLIB)   09/17/2008  HSBC BANK USA
SWP: 4.71%(3ML) 06/08/21                66,000,000  06/08/2021  4.7110%(US3MLIB)   04/25/2008  GOLDMAN SACHS CAPITA
SWP: DIVIDEND SWAP 12/31/10                100,000  12/31/2010  0.0000%(0.0000%)   04/26/2007  GOLDMAN SACHS INTL

                                                                                     12            13            14
                                                                                YEAR TO DATE     USED TO       OTHER
                                          8               10           11        INCREASE/    ADJUST BASIS   INVESTMENT/       15
                  1                      BOOK     9   STATEMENT       FAIR       (DECREASE)     OF HEDGED   MISCELLANEOUS  POTENTIAL
             DESCRIPTION                 VALUE    *     VALUE        VALUE     BY ADJUSTMENT      ITEM          INCOME      EXPOSURE
-------------------------------------  --------  --  -----------  -----------  -------------  ------------  -------------  ---------
CDS: COVENTRY HEALTH PAY 0.86%                         1,521,769    1,521,769                                     (77,398)   147,696
CDS: DARDEN RESTAURANTS PAY 0.45%                         87,268       87,268                                     (15,885)    46,565
CDS: DARDEN RESTAURANTS PAY 1.00%                         91,356       91,356                                     (34,692)    89,474
CDS: FRENCH REPUBLIC PAY 0.97%                          (290,575)    (290,575)                                    (31,525)   108,666
CDS: GLENCORE INTL AG PAY 3.65%                        1,811,313    1,811,313                                    (458,785)   278,818
CDS: INCO LIMITED PAY 0.25%                               85,638       85,638                                      (7,039)    48,298
CDS: ITRX EUROPE PAY 1.85%             (988,768)      (1,112,595)  (1,112,595)      (11,420)                      (25,082)   386,568
CDS: J.C.PENNEY REC 1.00%              (321,245)        (410,563)    (410,563)                                      5,486     83,575
CDS: JC PENNEY CO INC PAY 4.80%                         (189,753)    (189,753)                                    (45,853)    20,100
CDS: JC PENNEY CO INC PAY 5.30%                         (719,130)    (719,130)                                   (159,883)    63,475
CDS: KINGDOM OF SPAIN PAY 1.47%                         (162,263)    (162,263)                                    (24,296)    54,333
CDS: KINGDOM OF SPAIN PAY 1.51%                         (326,325)    (326,325)                                    (49,075)   108,666
CDS: KINGDOM OF SPAIN PAY 1.58%                         (186,675)    (186,675)                                    (28,528)    54,333
CDS: KINGFISHER PLC PAY 6.00%                         (2,079,625)  (2,079,625)                                   (377,083)   124,614
CDS: LIMITED BRANDS INC PAY 6.15%                       (860,512)    (860,512)                                   (198,295)    67,844
CDS: MACYS INC PAY 1.25%                                 728,713      728,713                                     (62,596)    82,512
CDS: MACYS INC PAY 7.25%                                (386,151)    (386,151)                                   (114,263)    33,162
CDS: MACYS INC PAY 7.30%                                (427,549)    (427,549)                                   (125,463)    36,163
CDS: MCKESSON CORP PAY 0.45%                             (41,484)     (41,484)                                    (17,421)    63,534
CDS: POTASH CORP SASKETC PAY 0.21%                       115,032      115,032                                     (10,136)    67,416
CDS: QANTAS AIRWAYS LTD PAY 1.90%                        (32,250)     (32,250)                                    (95,528)    99,691
CDS: SAFEWAY INC. PAY 0.24%                               39,204       39,204                                      (6,516)    35,416
CDS: SEALED AIR CORP PAY 0.47%                           577,135      577,135                                     (46,959)   199,383
CDS: STAPLES INC PAY 1.79%                              (616,845)    (616,845)                                   (305,991)   316,981
CDS: TORCHMARK CORP PAY 0.77%                          2,093,495    2,093,495                                     (63,297)   215,951
CDS: UKIN PAY 1.57%                                     (203,188)    (203,188)                                    (25,949)    54,333
CDS: UKIN REC 0.80%                                       10,643       10,643                                         407     18,111
CDS: UKIN REC 0.86%                                       22,633       22,633                                         717     27,166
CDS: UKIN REC 1.00%                       7,291           12,769       12,769                                         102      9,055
CDS: WEATHERFORD INTL PAY 0.80%                          233,584      233,584                                     (83,662)   179,391
CDS: WEATHERFORD INTL PAY 1.05%                          159,201      159,201                                     (53,320)   149,176
CDS: WILLIAMS COS INC. PAY 0.75%                          15,662       15,662                                     (39,971)    64,346
CDS: XSTRATA PLC PAY 3.00%                               157,500      157,500                                    (226,250)   205,114
CSWP:USD 3.92%(CHF 2.54%) 08/18/10                      (954,444)    (954,444)                                     21,381     21,300
CSWP:USD 3.92%(CHF 2.54%) 08/18/10                      (667,580)    (667,580)                                     14,041     14,898
CSWP:USD 5.43%(CAD 6.10%) 10/28/14                    (1,520,843)  (1,520,843)                                    (51,753)   115,450
CSWP:USD 6.02%(AUD 3MBBR) 06/27/16                     2,098,610    2,098,610                                     307,384    396,785
CSWP:USD 6.22%(EUR 4.76%) 07/12/16                      (585,675)    (585,675)                                     56,740    132,650
SWP: 2.56%(3ML) 01/20/22                             (56,757,936) (56,757,936)                                  2,608,422  7,090,028
SWP: 3ML(5.63%) 06/16/21                              (7,795,844)  (7,795,844)                                   (956,378)   804,392
SWP: 3ML(5.66%) 06/08/21                             (11,248,626) (11,248,626)                                 (1,357,777) 1,140,671
SWP: 3ML(TR EAFE IDX) 11/03/09                       (13,923,607) (13,923,607)                                               311,531
SWP: 4.30%(3ML) 06/16/21                               1,768,721    1,768,721                                     647,153    804,392
SWP: 4.71%(3ML) 06/08/21                               5,153,234    5,153,234                                   1,044,607  1,140,671
SWP: DIVIDEND SWAP 12/31/10                            1,203,140    1,203,140                                                    613


                                     QE07.1

              1                      2             3              4              5                 6                  7
                                                DATE OF        STRIKE         DATE OF
                                               MATURITY,       PRICE,         OPENING                              COST OR
                                  NOTIONAL    EXPIRY, OR       RATE OR      POSITION OR       EXCHANGE OR      (CONSIDERATION
         DESCRIPTION               AMOUNT     SETTLEMENT   INDEX REC (PAY)   AGREEMENT       COUNTERPARTY         RECEIVED)
-----------------------------  -------------  ----------  ----------------  -----------  --------------------  --------------
SWP: GMWB (0.232) 06/30/57     5,042,940,229  06/30/2057  0.0000%(0.2320%)   06/18/2007  MORGAN STANLEY INTL
SWP: ZERO 2.50%(3ML) 12/22/23    135,000,000  12/22/2023  2.5018%(US3MLIB)   12/18/2008  CREDIT SUISSE FB INT
TRSWP: 3ML(SPTR IDX) 10/30/09    244,220,400  10/30/2009  US3MLIB(SPTR)      10/27/2008  BARCLAYS BANK PLC

07999999. Subtotal - Swaps -
Other Derivative Transactions                                                                                     1,084,601
                                                                                                                  ---------
08999999. Subtotal - Swaps                                                                                        1,084,601
                                                                                                                  ---------
FORWARDS - OTHER DERIVATIVE TRANSACTIONS
BUY EUR for JPY at 0.0074         14,859,400  07/02/2009  EUR (JPY)          06/30/2009  MORGAN STANLEY CAP
BUY JPY for EUR at 113.8300       18,920,423  02/04/2010  JPY (EUR)          02/02/2009  MORGAN STANLEY CAP
BUY JPY for EUR at 118.9964       17,848,706  12/02/2009  JPY (EUR)          12/01/2008  DEUTSCHE BANK, AG
BUY JPY for EUR at 121.8000       17,285,206  11/04/2009  JPY (EUR)          12/01/2008  JP MORGAN CHASE BANK
BUY JPY for EUR at 121.9350       17,374,419  03/03/2010  JPY (EUR)          02/27/2009  MORGAN STANLEY CAP
BUY JPY for EUR at 123.9080       18,753,447  01/05/2010  JPY (EUR)          12/31/2008  BANK OF AMERICA, NA
BUY JPY for EUR at 130.1080       17,211,704  04/06/2010  JPY (EUR)          03/31/2009  MORGAN STANLEY CAP
BUY JPY for EUR at 131.1900       17,103,476  05/07/2010  JPY (EUR)          05/04/2009  MORGAN STANLEY CAP
BUY JPY for EUR at 133.9518       17,809,439  06/04/2010  JPY (EUR)          05/29/2009  MORGAN STANLEY CAP
BUY JPY for EUR at 134.3250       17,619,319  07/02/2010  JPY (EUR)          06/30/2009  MORGAN STANLEY CAP
BUY JPY for EUR at 144.5350       16,012,810  10/02/2009  JPY (EUR)          12/01/2008  HSBC BANK USA
BUY JPY for EUR at 153.6090       15,664,593  09/03/2009  JPY (EUR)          12/01/2008  HSBC BANK USA
BUY JPY for EUR at 160.4711       16,036,979  07/02/2009  JPY (EUR)          12/01/2008  MORGAN STANLEY CAP
BUY JPY for EUR at 161.7300       15,728,362  08/04/2009  JPY (EUR)          12/01/2008  HSBC BANK USA

11999999. Subtotal - Forwards -
Other Derivative Transactions                                                                                             0
                                                                                                                  ---------
12999999. Subtotal - Forwards                                                                                             0
                                                                                                                  ---------
25999999. Subtotal - Hedging
Transactions                                                                                                              0
                                                                                                                  ---------
27999999. Subtotal - Other
Derivative Transactions                                                                                           1,084,601
                                                                                                                  ---------
99999999. Total                                                                                                   1,084,601
                                                                                                                  =========

              1                    8       9        10           11             12            13             14           15
                                                                           YEAR TO DATE     USED TO        OTHER
                                                                            INCREASE/    ADJUST BASIS   INVESTMENT/
                                  BOOK          STATEMENT       FAIR        (DECREASE)     OF HEDGED   MISCELLANEOUS   POTENTIAL
         DESCRIPTION             VALUE     *      VALUE         VALUE     BY ADJUSTMENT      ITEM         INCOME        EXPOSURE
-----------------------------  ---------  ---  -----------  ------------  -------------  ------------  -------------  -----------
SWP: GMWB (0.232) 06/30/57                     233,229,430   233,229,430                                 (5,622,847)  174,752,390
SWP: ZERO 2.50%(3ML) 12/22/23                  (29,512,481)  (29,512,481)                                   785,577     2,569,230
TRSWP: 3ML(SPTR IDX) 10/30/09                  (19,025,482)  (19,025,482)                                                 705,969
                                               -----------   -----------                                              -----------
07999999. Subtotal - Swaps -
Other Derivative Transactions  1,084,601  XXX  102,450,808   102,450,808       (11,420)        0         (5,647,392)  198,663,519
                               ---------       -----------   -----------    ----------       ---         ----------   -----------
08999999. Subtotal - Swaps     3,259,069  XXX  104,625,275     3,409,795    (6,978,096)        0         (4,867,025)  233,155,454
                               ---------       -----------   -----------    ----------       ---         ----------   -----------
FORWARDS - OTHER DERIVATIVE TRANSACTIONS
BUY EUR for JPY at 0.0074                            3,806         3,806                                                    5,500
BUY JPY for EUR at 113.8300                     (3,254,224)   (3,254,224)                                                  73,278
BUY JPY for EUR at 118.9964                     (2,371,858)   (2,371,858)                                                  58,156
BUY JPY for EUR at 121.8000                     (1,921,692)   (1,921,692)                                                  50,980
BUY JPY for EUR at 121.9350                     (1,856,704)   (1,856,704)                                                  71,318
BUY JPY for EUR at 123.9080                     (1,567,490)   (1,567,490)                                                  67,474
BUY JPY for EUR at 130.1080                       (621,229)     (621,229)                                                  75,375
BUY JPY for EUR at 131.1900                       (457,321)     (457,321)                                                  78,938
BUY JPY for EUR at 133.9518                        (72,714)      (72,714)                                                  85,817
BUY JPY for EUR at 134.3250                        (11,697)      (11,697)                                                  88,338
BUY JPY for EUR at 144.5350                      1,142,131     1,142,131                                                   40,631
BUY JPY for EUR at 153.6090                      2,108,091     2,108,091                                                   33,052
BUY JPY for EUR at 160.4711                      2,759,919     2,759,919                                                    5,936
BUY JPY for EUR at 161.7300                      2,881,126     2,881,126                                                   24,352
                                               -----------   -----------                                              -----------
11999999. Subtotal - Forwards -
Other Derivative Transactions          0  XXX   (3,239,856)   (3,239,856)            0         0                  0       759,145
                               ---------       -----------   -----------    ----------       ---         ----------   -----------
12999999. Subtotal - Forwards          0  XXX   (3,239,856)   (3,239,856)            0         0                  0       759,145
                               ---------       -----------   -----------    ----------       ---         ----------   -----------
25999999. Subtotal - Hedging
Transactions                   2,174,467  XXX    2,174,467  (99,041,013)    (6,966,676)        0             780,367   34,491,936
                               ---------       -----------   -----------    ----------       ---         ----------   -----------
27999999. Subtotal - Other
Derivative Transactions        1,084,601  XXX   99,210,952    99,210,952       (11,420)        0         (5,647,392)  199,422,664
                               ---------       -----------   -----------    ----------       ---         ----------   -----------
99999999. Total                3,259,069  XXX  101,385,420       169,940    (6,978,096)        0         (4,867,025)  233,914,600
                               =========       ===========   ===========    ==========       ===         ==========   ===========

                        SCHEDULE DB - PART D - SECTION 1

    Showing All Futures Contracts and Insurance Futures Contracts at Current
                                 Statement Date

                1                                      2           3            4              5             6           7




                                                                                                                      DATE OF
                                                   NUMBER OF   MATURITY      ORIGINAL       CURRENT      VARIATION    OPENING
          DESCRIPTION                              CONTRACTS     DATE         VALUE          VALUE         MARGIN    POSITION
--------------------------------                   ---------  ----------  -------------  -------------  ----------  ----------
LONG FUTURES POSITIONS - OTHER DERIVATIVE TRANSACTIONS
SEP US LONG BOND                                        532   09/21/2009     62,147,866     62,967,188     819,322  05/27/2009
                                                                          -------------  -------------  ----------
0399999. Subtotal - Long Futures Positions
- Other Derivative Transactions                                              62,147,866     62,967,188     819,322  XXX
                                                                          -------------  -------------  ----------
0499999. Subtotal - Long Futures Positions                                   62,147,866     62,967,188     819,322  XXX
                                                                          -------------  -------------  ----------
SHORT FUTURES POSITIONS - OTHER DERIVATIVE TRANSACT IONS
SEP S&P500 EMINI                                     32,370   09/18/2009  1,517,927,543  1,481,736,750  36,190,793  06/15/2009
SEP NASDAQ 100 E-MINI                                 3,546   09/18/2009    105,825,279    104,695,650   1,129,629  06/15/2009
                                                                          -------------  -------------  ----------
0799999. Subtotal - Short Futures Positions
 - Other Derivative Transactions                                          1,623,752,822  1,586,432,400  37,320,422  XXX
                                                                          -------------  -------------  ----------
0899999. Subtotal - Short Futures Positions                               1,623,752,822  1,586,432,400  37,320,422  XXX
                                                                          -------------  -------------  ----------
2799999. Subtotal - Other Derivative Transactions                         1,685,900,688  1,649,399,588  38,139,744  XXX
                                                                          -------------  -------------  ----------
9999999. Totals                                                           1,685,900,688  1,649,399,588  38,139,744  XXX
                                                                          =============  =============  ==========

                1                                               8                  9      VARIATION MARGIN INFORMATION        13
                                                                                         ------------------------------
                                                                                             10         11        12
                                                                                                      USED TO
                                                                                                      ADJUST
                                                                                                     BASIS OF
                                                           EXCHANGE OR           CASH                 HEDGED              POTENTIAL
          DESCRIPTION                                      COUNTERPARTY         DEPOSIT  RECOGNIZED    ITEM    DEFERRED    EXPOSURE
--------------------------------                   ---------------------------  -------  ----------  --------  --------  -----------
LONG FUTURES POSITIONS - OTHER DERIVATIVE TRANSACTIONS
SEP US LONG BOND                                   Chicago BoardofTrade                     819,321                        1,702,400
                                                                                         ----------                      -----------
0399999. Subtotal - Long Futures Positions
- Other Derivative Transactions                                XXX                 0        819,321      0         0       1,702,400
                                                                                 ---     ----------    ---       ---     -----------
0499999. Subtotal - Long Futures Positions                     XXX                 0        819,321      0         0       1,702,400
                                                                                 ---     ----------    ---       ---     -----------
SHORT FUTURES POSITIONS - OTHER DERIVATIVE TRANSACTIONS
SEP S&P500 EMINI                                   Chicago Mercantile Exchange           36,190,793                      258,960,000
SEP NASDAQ 100 E-MINI                              Chicago Mercantile Exchange            1,129,629                        9,928,800
                                                                                         ----------                      -----------
0799999. Subtotal - Short Futures Positions
 - Other Derivative Transactions                               XXX                 0     37,320,422      0         0     268,888,800
                                                                                 ---     ----------    ---       ---     -----------
0899999. Subtotal - Short Futures Positions                    XXX                 0     37,320,422      0         0     268,888,800
                                                                                 ---     ----------    ---       ---     -----------
2799999. Subtotal - Other Derivative Transactions              XXX                 0     38,139,743      0         0     270,591,200
                                                                                 ---     ----------    ---       ---     -----------
9999999. Totals                                                XXX                 0     38,139,743      0         0     270,591,200
                                                                                 ===     ==========    ===       ===     ===========


                                     QE07.2

                1                     2           3            4              5             6           7




                                                                                                     DATE OF
                                  NUMBER OF   MATURITY      ORIGINAL       CURRENT      VARIATION    OPENING
          DESCRIPTION             CONTRACTS     DATE         VALUE          VALUE         MARGIN    POSITION
--------------------------------  ---------  ----------  -------------  -------------  ----------  ----------

                1                                               8                  9      VARIATION MARGIN INFORMATION        13
                                                                                         ------------------------------
                                                                                             10         11        12
                                                                                                      USED TO
                                                                                                      ADJUST
                                                                                                     BASIS OF
                                                           EXCHANGE OR           CASH                 HEDGED              POTENTIAL
          DESCRIPTION                                      COUNTERPARTY         DEPOSIT  RECOGNIZED    ITEM    DEFERRED    EXPOSURE
--------------------------------                   ---------------------------  -------  ----------  --------  --------  -----------



                                     QE07.3

                           SCHEDULE E - PART 1 - CASH

                          Month End Depository Balances

                                                                                              4                5
                                                                                3         AMOUNT OF         AMOUNT OF
                                                                               RATE        INTEREST     INTEREST ACCRUED
                                  1                                      2      OF     RECEIVED DURING     AT CURRENT
                             DEPOSITORY                                CODE  INTEREST  CURRENT QUARTER   STATEMENT DATE
---------------------------------------------------------------------  ----  --------  ---------------  ----------------
OPEN DEPOSITORIES
Bank of America N.A. (Hartford)             Springfield, MA
Bank of America N.A. (Hartford)             Springfield, MA
Bank of America N.A. (Hartford)             Springfield, MA
Bank of America N.A. (Hartford)             Springfield, MA
Bank One, NA                                Chicago, IL
JPMorgan Chase Bank - GB                    London, England
JPMorgan Chase Bank - GB                    London, England
JPMorgan Chase Bank - GB                    London, England
JPMorgan Chase Bank, National Association.  New York City, NY
JPMorgan Chase Bank, National Association.  New York City, NY
JPMorgan Chase Bank, National Association.  New York City, NY
U.S. Bank N.A. (Cincinnati)                 Milwaukee, WI
Wachovia Bank N.A. ((NJ/PA/NY)              Avondale, PA
Wells Fargo Bank, N.A                       San Francisco, CA
Wells Fargo Bank, N.A                       San Francisco, CA
0199998. Deposits in.....65 depositories that do not
         exceed the allowable limit
         in any one depository (see Instructions) - Open Depositories   XXX     XXX        (5,700)
                                                                                           ------
0199999. Total Open Depositories                                        XXX     XXX        (5,700)              0
                                                                                           ------             ---
0399999. Total Cash on Deposit                                          XXX     XXX        (5,700)              0
                                                                                           ------             ---
0599999. Total Cash                                                     XXX     XXX        (5,700)              0
                                                                                           ------             ---

                                                                             BOOK BALANCE AT END OF EACH
                                                                            MONTH DURING CURRENT QUARTER
                                                                       --------------------------------------
                                  1                                         6            7             8        9
                             DEPOSITORY                                FIRST MONTH  SECOND MONTH  THIRD MONTH   *
---------------------------------------------------------------------  -----------  ------------  -----------  ---
OPEN DEPOSITORIES
Bank of America N.A. (Hartford)             Springfield, MA                100,000       101,861      100,000  XXX
Bank of America N.A. (Hartford)             Springfield, MA              2,414,396    25,371,577   16,273,845  XXX
Bank of America N.A. (Hartford)             Springfield, MA                276,155       371,943      100,000  XXX
Bank of America N.A. (Hartford)             Springfield, MA                356,459       399,453       50,721  XXX
Bank One, NA                                Chicago, IL                    170,266       118,739      172,901  XXX
JPMorgan Chase Bank - GB                    London, England                376,211       407,899      384,876  XXX
JPMorgan Chase Bank - GB                    London, England             51,407,290    52,985,242   52,437,221  XXX
JPMorgan Chase Bank - GB                    London, England                           16,546,189   18,787,324  XXX
JPMorgan Chase Bank, National Association.  New York City, NY                  532           536      107,545  XXX
JPMorgan Chase Bank, National Association.  New York City, NY                  459           288      126,608  XXX
JPMorgan Chase Bank, National Association.  New York City, NY           (4,693,587)          605          892  XXX
U.S. Bank N.A. (Cincinnati)                 Milwaukee, WI                  134,681       162,699       50,097  XXX
Wachovia Bank N.A. ((NJ/PA/NY)              Avondale, PA                   130,748       130,748      120,065  XXX
Wells Fargo Bank, N.A                       San Francisco, CA              274,737       257,219      148,808  XXX
Wells Fargo Bank, N.A                       San Francisco, CA           10,657,137     6,218,157    4,544,540  XXX
0199998. Deposits in.....65 depositories that do not
         exceed the allowable limit
         in any one depository (see Instructions) - Open Depositories      466,022       361,312      536,837  XXX
                                                                        ----------   -----------   ----------
0199999. Total Open Depositories                                        62,071,506   103,434,467   93,942,280  XXX
                                                                        ----------   -----------   ----------
0399999. Total Cash on Deposit                                          62,071,506   103,434,467   93,942,280  XXX
                                                                        ----------   -----------   ----------
0599999. Total Cash                                                     62,071,506   103,434,467   93,942,280  XXX
                                                                        ----------   -----------   ----------


                                      QE08

                     SCHEDULE E - PART 2 - CASH EQUIVALENTS

                  Show Investments Owned End of Current Quarter

                                                  3          4          5             6                 7                  8
                   1                     2      DATE      RATE OF   MATURITY    BOOK/ADJUSTED  AMOUNT OF INTEREST  AMOUNT RECEIVED
              DESCRIPTION              CODE   ACQUIRED   INTEREST     DATE     CARRYING VALUE     DUE & ACCRUED      DURING YEAR
-------------------------------------  ----  ----------  --------  ----------  --------------  ------------------  ---------------
SWEEP ACCOUNTS
Fidelity Institutional Money Market
Government Portfolio - Class I (0057)        06/30/2009    0.220   07/01/2009       7,690                               2,531
8499999. Total - Sweep Accounts                                                     7,690              0                2,531
8699999. Total - Cash Equivalents                                                   7,690              0                2,531


                                      QE09